SEC. File Nos. 002-49291

811-02421

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933

Post-Effective Amendment No. 72

and

Registration Statement

Under

the Investment Company Act of 1940

Amendment No. 72

THE TAX-EXEMPT BOND FUND OF AMERICA

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071-1406

(Address of Principal Executive Offices)

Registrant's telephone number, including area code:

(213) 486-9200

Courtney R. Taylor, Secretary

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071-1406

(Name and Address of Agent for Service)

Copies to:

Lea Anne Copenhefer

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

(Counsel for the Registrant)

Approximate date of proposed public offering:

It is proposed that this filing will become effective on October 1, 2024, pursuant to paragraph (b) of Rule 485.

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus

October 1, 2024

Class	A	C	T	F-1	F-2	F-3
American Funds Short-Term Tax-Exempt Bond Fund	ASTEX	N/A	TAFSX	FSTTX	ASTFX	SFTEX
Limited Term Tax-Exempt Bond Fund of America	LTEBX	LTXCX	TLTTX	LTXFX	LTEFX	FLTEX
The Tax-Exempt Bond Fund of America	AFTEX	TEBCX	TLLLX	AFTFX	TEAFX	TFEBX
American High-Income Municipal Bond Fund	AMHIX	AHICX	TAHHX	ABHFX	AHMFX	HIMFX
The Tax-Exempt Fund of California	TAFTX	TECCX	TTCAX	TECFX	TEFEX	EXCAX
American Funds Tax-Exempt Fund of New York	NYAAX	NYACX	TATEX	NYAEX	NYAFX	TFNYX

Summaries:

American Funds Short-Term Tax-Exempt Bond Fund 1

Limited Term Tax-Exempt Bond Fund of America 6

The Tax-Exempt Bond Fund of America 11

American High-Income Municipal Bond Fund 15

The Tax-Exempt Fund of California 19

American Funds Tax-Exempt Fund of New York 24

Investment objectives, strategies and risks 29

Management and organization 34

Shareholder information 37

Purchase, exchange and sale of shares 38

How to sell shares 40

Distributions and taxes 42

Choosing a share class 43

Sales charges 44

Sales charge reductions and waivers 46

Rollovers from retirement plans to IRAs 50

Plans of distribution 51

Other compensation to dealers 52

Fund expenses 54

Financial highlights 55

Appendices 61

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds Short-Term Tax-Exempt Bond Fund

Investment objective The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 95 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Redemption or exchange fees	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	T	F-1	F-2	F-3
Management fees	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution and/or service (12b-1) fees	0.15	0.25	0.25	none	none
Other expenses	0.09	0.09	0.18	0.12	0.05
Total annual fund operating expenses	0.44	0.54	0.63	0.32	0.25
Expense reimbursement[2]	0.01	0.01	0.01	0.01	0.01
Total annual fund operating expenses after expense reimbursement	0.43	0.53	0.62	0.31	0.24

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	T	F-1	F-2	F-3
1 year	$293	$303	$63	$32	$25
3 years	387	418	201	102	79
5 years	489	543	350	179	140
10 years	790	909	785	405	317

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

1     Tax-exempt income funds / Prospectus

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests primarily in debt securities rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund’s aggregate portfolio will have a dollar-weighted average effective maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are

Tax-exempt income funds / Prospectus     2

not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

3     Tax-exempt income funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/12/2009	3.41%	1.31%	1.05%	1.26%
− After taxes on distributions		3.41	1.27	1.03	N/A
− After taxes on distributions and sale of fund shares		2.94	1.31	1.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	8/7/2009	0.73%	0.67%	0.72%	1.01%
F-1	8/27/2009	3.10	1.00	0.77	0.99
F-3	1/27/2017	3.49	1.37	N/A	1.33

Indexes*	1 year	5 years	10 years	Lifetime (since Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.56%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	3.58	1.42	1.30	1.58
Class F-2 annualized 30-day yield at July 31, 2024: 3.05% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds / Prospectus     4

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Vikas Malhotra Vice President	3 years	Vice President – Capital Fixed Income Investors
Mark Marinella President	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

5     Tax-exempt income funds / Prospectus

Limited Term Tax-Exempt Bond Fund of America

Investment objective The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 95 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.08	0.08	0.08	0.17	0.15	0.04
Total annual fund operating expenses	0.60	1.30	0.55	0.64	0.37	0.26

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$310	$232	$305	$65	$38	$27		1 year	$132
3 years	437	412	422	205	119	84		3 years	412
5 years	576	713	550	357	208	146		5 years	713
10 years	981	1,375	922	798	468	331		10 years	1,375

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average effective maturity of the fund’s portfolio is between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good,

Tax-exempt income funds / Prospectus     6

long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

7     Tax-exempt income funds / Prospectus

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Tax-exempt income funds / Prospectus     8

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/18/2008	4.25%	1.75%	1.80%	2.59%
− After taxes on distributions		4.25	1.65	1.75	N/A
− After taxes on distributions and sale of fund shares		3.42	1.71	1.83	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/6/1993	1.37%	1.00%	1.33%	3.31%
C	3/15/2001	2.28	0.80	1.00	2.53
F-1	3/15/2001	3.97	1.47	1.53	2.75
F-3	1/27/2017	4.36	1.85	N/A	1.91

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.60%
Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.32	1.82	1.97	2.62
Class F-2 annualized 30-day yield at July 31, 2024: 3.02% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

*Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

9     Tax-exempt income funds / Prospectus

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Vikas Malhotra Vice President	3 years	Vice President – Capital Fixed Income Investors
Mark Marinella President	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus     10

The Tax-Exempt Bond Fund of America

Investment objective The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 95 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.21%	0.21%	0.21%	0.21%	0.21%	0.21%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.08	0.08	0.07	0.16	0.14	0.04
Total annual fund operating expenses	0.54	1.29	0.53	0.62	0.35	0.25

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$428	$231	$303	$63	$36	$26		1 year	$131
3 years	542	409	416	199	113	80		3 years	409
5 years	665	708	539	346	197	141		5 years	708
10 years	1,027	1,349	898	774	443	318		10 years	1,349

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

11     Tax-exempt income funds / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds / Prospectus     12

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/1/2008	6.68%	2.25%	3.11%	3.69%
− After taxes on distributions		6.68	2.21	3.09	N/A
− After taxes on distributions and sale of fund shares		5.19	2.33	3.10	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/3/1979	2.48%	1.29%	2.56%	5.74%
C	3/15/2001	4.66	1.30	2.31	3.44
F-1	3/15/2001	6.39	1.98	2.84	3.63
F-3	1/27/2017	6.80	2.36	N/A	2.63

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.67%
Class F-2 annualized 30-day yield at July 31, 2024: 3.51% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

13     Tax-exempt income funds / Prospectus

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Lee Chu Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Courtney K. Wolf Senior Vice President	6 years	Partner – Capital Fixed Income Investors
Karl J. Zeile President and Trustee	21 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus     14

American High-Income Municipal Bond Fund

Investment objective The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 95 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.28	1.00	0.25	0.25	none	none
Other expenses	0.10	0.10	0.09	0.16	0.15	0.04
Total annual fund operating expenses	0.66	1.38	0.62	0.69	0.43	0.32

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$440	$240	$312	$70	$44	$33		1 year	$140
3 years	578	437	444	221	138	103		3 years	437
5 years	729	755	587	384	241	180		5 years	755
10 years	1,167	1,460	1,005	859	542	406		10 years	1,460

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

15     Tax-exempt income funds / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds / Prospectus     16

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/12/2008	8.17%	2.90%	4.49%	4.68%
− After taxes on distributions		8.17	2.85	4.46	N/A
− After taxes on distributions and sale of fund shares		6.56	3.07	4.42	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	9/26/1994	3.89%	1.88%	3.87%	4.83%
C	3/15/2001	6.12	1.94	3.67	4.05
F-1	3/19/2001	7.88	2.63	4.22	4.26
F-3	1/27/2017	8.28	3.01	N/A	3.63

Indexes	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.64%
Class F-2 annualized 30-day yield at July 31, 2024: 4.21% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

17     Tax-exempt income funds / Prospectus

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Chad M. Rach President	13 years	Partner – Capital Fixed Income Investors
Jerome Solomon Senior Vice President	7 years	Partner – Capital Fixed Income Investors
Courtney K. Wolf Senior Vice President	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus     18

The Tax-Exempt Fund of California

Investment objectives The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 95 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses	0.07	0.07	0.04	0.16	0.13	0.04
Total annual fund operating expenses	0.57	1.32	0.54	0.66	0.38	0.29

* A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$431	$234	$304	$67	$39	$30		1 year	$134
3 years	551	418	419	211	122	93		3 years	418
5 years	681	723	544	368	213	163		5 years	723
10 years	1,062	1,384	910	822	480	368		10 years	1,384

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 23% of the average value of its portfolio.

19     Tax-exempt income funds / Prospectus

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund is intended primarily for taxable residents of California.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Tax-exempt income funds / Prospectus     20

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

21     Tax-exempt income funds / Prospectus

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	8/22/2008	6.46%	2.16%	3.17%	3.90%
− After taxes on distributions		6.46	2.09	3.13	N/A
− After taxes on distributions and sale of fund shares		5.04	2.26	3.15	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	10/28/1986	2.29%	1.19%	2.62%	4.82%
C	3/19/2001	4.45	1.21	2.37	3.48
F-1	3/20/2001	6.17	1.88	2.90	3.67
F-3	1/27/2017	6.56	2.25	N/A	2.59

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.61%
Bloomberg California Municipal Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.22	2.25	3.10	3.80
Class F-2 annualized 30-day yield at July 31, 2024: 3.44% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg California Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Mark Marinella Senior Vice President	6 years	Partner – Capital Fixed Income Investors
Ivan Mirabelli Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Karl J. Zeile President and Trustee	21 years	Partner – Capital Fixed Income Investors

Tax-exempt income funds / Prospectus     22

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from California income tax will also be exempt from California state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from California income tax, such dividends will be subject to California state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23     Tax-exempt income funds / Prospectus

American Funds Tax-Exempt Fund of New York

Investment objectives The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 46 of the prospectus and on page 95 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.25	none	none
Other expenses[2]	0.14	0.14	0.11	0.23	0.21	0.10
Total annual fund operating expenses	0.66	1.41	0.63	0.75	0.48	0.37
Expense reimbursement and fee waiver[3]	0.06	0.06	0.06	0.06	0.06	0.06
Total annual fund operating expenses after expense reimbursement and fee waiver	0.60	1.35	0.57	0.69	0.42	0.31

1 A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2 Restated to reflect current fees.

3 The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. This reimbursement and waiver will be in effect until October 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement and fee waiver described above through the expiration date of such reimbursement and waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$434	$237	$307	$70	$43	$32		1 year	$137
3 years	572	440	441	234	148	113		3 years	440
5 years	723	765	587	411	263	202		5 years	765
10 years	1,161	1,481	1,011	925	598	462		10 years	1,481

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Tax-exempt income funds / Prospectus     24

Principal investment strategies The fund seeks to achieve its objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside New York. Municipal bonds are debt obligations generally issued to obtain funds for various public purposes, including the construction of public facilities. The fund may also invest in bonds exempt from federal and state taxation that are used to fund private projects.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund is intended primarily for taxable residents of New York.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.”

The fund’s assets are managed by a team of portfolio managers. Under this approach, the fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Risks of investing in municipal bonds of issuers within the state of New York — Because the fund invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the statement of additional information.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

25     Tax-exempt income funds / Prospectus

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Tax-exempt income funds / Prospectus     26

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
F-2 − Before taxes	11/1/2010	7.06%	1.98%	2.86%	2.99%
− After taxes on distributions		7.06	1.94	2.84	N/A
− After taxes on distributions and sale of fund shares		5.44	2.14	2.85	N/A

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
A (with maximum sales charge)	11/1/2010	2.88%	1.03%	2.32%	2.56%
C	11/1/2010	5.07	1.04	2.06	2.34
F-1	11/1/2010	6.78	1.77	2.68	2.80
F-3	1/27/2017	7.18	2.09	N/A	2.29

Indexes*	1 year	5 years	10 years	Lifetime (from Class F-2 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	3.09%
Bloomberg New York Municipal Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.32	2.20	2.93	2.97
Class F-2 annualized 30-day yield at July 31, 2024: 3.59% (For current yield information, please call American Funds Service Company at (800) 421-4225 or visit capitalgroup.com.)

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg New York Municipal Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are shown only for Class F-2 shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Lee Chu Senior Vice President	1 year	Partner – Capital Fixed Income Investors
Jerome Solomon President	12 years	Partner – Capital Fixed Income Investors

27     Tax-exempt income funds / Prospectus

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $1,000 and the minimum to add to an account is $50. For accounts with Class F-3 shares held and serviced by the fund’s transfer agent, the minimum investment amount is $1 million.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial professional or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at capitalgroup.com.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

It is anticipated that federally exempt-interest dividends paid by the fund and derived from interest on bonds exempt from New York income tax will also be exempt from New York state and local income taxes. To the extent the fund’s dividends are derived from interest on debt obligations not exempt from New York income tax, such dividends will be subject to New York state and local income taxes. Moreover, any federally taxable dividends and capital gain distributions may also be subject to state and local taxes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

Tax-exempt income funds / Prospectus     28

Investment objectives, strategies and risks Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

American Funds Short-Term Tax-Exempt Bond Fund The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund invests primarily in debt securities rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund’s aggregate portfolio will have a dollar-weighted average effective maturity no greater than three years.

Limited Term Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. The fund is designed for investors seeking current income exempt from federal income tax. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average effective maturity of the fund’s portfolio is between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

American High-Income Municipal Bond Fund The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

29     Tax-exempt income funds / Prospectus

The Tax-Exempt Fund of California The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of California and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside California (including territories and Commonwealths of the United States). The fund is designed for investors seeking income exempt from federal and California income taxes and capital preservation over the long term, and is intended primarily for taxable residents of California.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Securities that are not general obligations of the state or are obligations of issuers in other jurisdictions may have lower ratings than general obligations of the state. Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

American Funds Tax-Exempt Fund of New York The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital. The fund seeks to achieve these objectives by primarily investing in municipal bonds issued by the state of New York and its agencies and municipalities. Consistent with the fund’s objectives, the fund may also invest in municipal securities that are issued by jurisdictions outside of New York (including territories and Commonwealths of the United States). The fund is designed for investors seeking income exempt from federal, New York state and New York City income taxes and capital preservation over the long term, and is intended primarily for taxable residents of New York.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York state and New York City income taxes and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund will invest primarily in debt securities rated BBB- or better or Baa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund's investment adviser, or unrated but determined by the fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” Securities that are not general obligations of the state or are obligations of issuers in other jurisdictions may have lower ratings than general obligations of the state. Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Tax-exempt income funds / Prospectus     30

The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt

31     Tax-exempt income funds / Prospectus

securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Risks of investing in municipal bonds of issuers within the state of California — Because the fund invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds. More detailed information about the risks of investing in California municipal securities is contained in the statement of additional information.

Risks of investing in municipal bonds of issuers within the state of New York — Because the fund invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile. More detailed information about the risks of investing in New York municipal securities is contained in the statement of additional information.

The following are additional risks associated with investing in the fund.

Alternative minimum tax — The fund (other than The Tax-Exempt Bond Fund of America) may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating

Tax-exempt income funds / Prospectus     32

rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

Large shareholder transactions risk — The fund may experience adverse effects when shareholders, including other funds or accounts advised by the investment adviser, purchase or redeem, individually or in the aggregate, large amounts of shares relative to the size of the fund. For example, when the investment adviser changes allocations in other funds and accounts it manages, such changes may result in shareholder transactions in the fund that are large relative to the size of the fund. Such large shareholder redemptions may cause the fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the fund’s net asset value and liquidity. Similarly, large fund share purchases may adversely affect the fund’s performance to the extent that the fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large

33     Tax-exempt income funds / Prospectus

redemption could result in the fund’s current expenses being allocated over a smaller asset base, leading to an increase in the fund’s expense ratio. These risks are heightened when the fund is small.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with a broad measure of market results and other applicable measures of market results.

American Funds Short-Term Tax-Exempt Bond Fund The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Limited Term Tax-Exempt Bond Fund of America The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short-Intermediate 1-10 Years Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Tax-Exempt Bond Fund of America The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American High-Income Municipal Bond Fund The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Tax-Exempt Fund of California The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg California Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds of issuers within the state of California. This index is unmanaged and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American Funds Tax-Exempt Fund of New York The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg New York Municipal Index is a market-value-weighted index that includes only investment-grade tax-exempt bonds of issuers within the state of New York. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.” The management fee for the fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreements by the fund’s board of trustees is contained in the fund’s Form N-CSR for the fiscal year ended July 31, 2024.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day

Tax-exempt income funds / Prospectus     34

investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for the fund’s primary portfolio managers. Notwithstanding The Capital System, the portfolio managers of American Funds Tax-Exempt Fund of New York will work together to oversee the fund's entire portfolio.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Lee Chu	Investment professional for 16 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		5 years (plus 7 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American Funds Tax-Exempt Fund of New York		1 year	Serves as a fixed income portfolio manager
Vikas Malhotra	Investment professional for 13 years in total; 8 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		3 years	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		3 years (plus 1 year of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Mark Marinella	Investment professional for 38 years in total; 11 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		6 years	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		6 years	Serves as a fixed income portfolio manager
The Tax-Exempt Fund of California		6 years	Serves as a fixed income portfolio manager
Ivan Mirabelli	Investment professional for12 years in total; 9 years with Capital Research and Management Company or affiliate
The Tax-Exempt Fund of California		1 year (plus 7 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

35     Tax-exempt income funds / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Chad M. Rach	Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		13 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Jerome Solomon	Investment professional for 33 years in total; 16 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		7 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American Funds Tax-Exempt Fund of New York		12 years	Serves as a fixed income portfolio manager
Courtney K. Wolf	Investment professional for 19 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		6 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American High-Income Municipal Bond Fund		3 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Karl J. Zeile	Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		21 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
The Tax-Exempt Fund of California		21 years	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Tax-exempt income funds / Prospectus     36

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial professional for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ prior written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. These documents are available by writing to or calling American Funds Service Company.

37     Tax-exempt income funds / Prospectus

Unless otherwise noted, references to Class F shares refer to Class F-1, F-2, and F-3 shares.

Purchase, exchange and sale of shares The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are intended primarily for taxable residents of California and New York, respectively, and may not be appropriate for residents of other states and tax-exempt entities.

The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares (or, if you are investing through a financial intermediary who offers only Class T shares, in Class T shares) of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A or Class T shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. A contingent deferred sales charge may apply at the time you sell certain Class A and C shares.

Purchase of Class A and C shares You may generally open an account and purchase shares by contacting any financial professional (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial professional and by mail, telephone, the Internet and bank wire.

Class C shares are not offered by American Funds Short-Term Tax-Exempt Bond Fund at this time.

Automatic conversion of Class C shares Class C shares automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that such automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class C shares to the Class A shares at the anniversary date described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, through certain registered investment advisors and through other intermediaries approved by the fund’s

Tax-exempt income funds / Prospectus     38

distributor. These intermediaries typically charge ongoing fees for services they provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Class F-2 and F-3 shares may also be available on brokerage platforms of firms that have agreements with the fund’s distributor to offer such shares solely when acting as an agent for the investor. An investor transacting in Class F-2 or F-3 shares in these programs may be required to pay a commission and/or other forms of compensation to the broker. Shares of the fund are available in other share classes that have different fees and expenses.

In addition, upon approval by an officer of the fund’s investment adviser, Class F-3 shares are available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. Minimums are currently waived for purchases of Class F-2 and F-3 shares. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 (or $1,000 for The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York) may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 (or $1,000 for The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York) within five months of account establishment.

If you have significant American Funds holdings, you may not be eligible to invest in Class C shares. Specifically, you may not purchase Class C shares if you are eligible to purchase Class A shares at net asset value. See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

Exchange Except for Class T shares or as otherwise described in this prospectus, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Exchanges of shares from American Funds U.S. Government Money Market Fund initially purchased without a sales charge to shares of other American Funds will be subject to the appropriate sales charge applicable to the other fund, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge or by reinvestment or cross-reinvestment of dividends or capital gain distributions. For purposes of computing the contingent deferred sales charge on Class C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Except as indicated above, Class T shares are not eligible for exchange privileges. Accordingly, an exchange of your Class T shares for Class T shares of any other American Funds will normally be subject to any applicable sales charges.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

39     Tax-exempt income funds / Prospectus

How to sell shares

You may sell (redeem) shares in any of the following ways:

Through your dealer or financial advisor (certain charges may apply)

· Shares held for you in your dealer’s name must be sold through the dealer.

· Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $250,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company

· Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

· Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Tax-exempt income funds / Prospectus     40

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital Client Group, Inc. has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

41     Tax-exempt income funds / Prospectus

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. A portion of the fund's distributions may be subject to regular federal income tax. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, and American High-Income Municipal Bond Fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by those funds.

Each of The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York anticipates that the federally exempt interest dividends paid by the applicable fund and derived from interest on bonds exempt from California and New York income tax, respectively, will also be exempt from California and New York state income tax, respectively. To the extent the applicable fund’s dividends are derived from interest on debt obligations that is not exempt from California or New York income tax, however, such dividends will be subject to applicable state income tax.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information.

Tax-exempt income funds / Prospectus     42

Choosing a share class The fund offers different classes of shares through this prospectus. Shares of the fund are available through various investment programs or accounts. However, tax-exempt funds should generally not serve as investments for tax-deferred retirement plans and accounts. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund. Since shares of American Funds Short-Term Tax-Exempt Bond Fund are only available in Class A, F-1, F-2 and F-3, references to Class C shares are not applicable to American Funds Short-Term Tax-Exempt Bond Fund.

Each share class of the fund represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. For example, while Class F-1 shares are subject to 12b-1 fees and subtransfer agency fees payable to third-party service providers, Class F-2 shares are subject only to subtransfer agency fees payable to third-party service providers (and not 12b-1 fees) and Class F-3 shares are not subject to any such additional fees. The different fee structures allow the investor to choose how to pay for advisory platform expenses. When you purchase shares of the fund, you should choose a share class. If none is chosen, your investment will be made in Class A shares (or if you are investing through a financial intermediary who offers only Class T shares, your investment will be made in Class T shares).

Factors you should consider when choosing a class of shares include:

· how long you expect to own the shares;

· how much you intend to invest;

· total expenses associated with owning shares of each class;

· whether you qualify for any reduction or waiver of sales charges (for example, Class A or Class T shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);

· whether you want or need the flexibility to effect exchanges among American Funds without the imposition of a sales charge (for example, while Class A shares offer such exchange privileges, Class T shares do not);

· whether you plan to take any distributions in the near future; and

· availability of share classes:

— Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in American Funds Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;

— Class F shares are available, as applicable, (i) to fee-based programs of investment dealers that have special agreements with the fund’s distributor, (ii) to financial intermediaries that have been approved by, and that have special agreements with, the fund’s distributor to offer Class F shares to self-directed investment brokerage accounts that may charge a transaction fee, (iii) to certain registered investment advisors and (iv) to other intermediaries approved by the fund’s distributor; and

— Class F-3 shares are also available to institutional investors, which include, but are not limited to, charitable organizations, governmental institutions, corporations and financial intermediaries. For accounts held and serviced by the fund’s transfer agent the minimum investment amount is $1 million.

Each investor’s financial considerations are different. You should speak with your financial professional to help you decide which share class is best for you.

43     Tax-exempt income funds / Prospectus

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

Sales charges for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	3.25	3.36	2.75
$250,000 or more and certain other investments described below	none	none	see below

Sales charges for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America

Class A shares

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $100,000	2.50%	2.56%	2.00%
$100,000 but less than $250,000	1.75	1.78	1.50
$250,000 or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the tables above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

Except as provided below, investments in Class A shares of $250,000 or more will be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

· investments made by accounts that are part of qualified fee-based programs that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with American Funds and that continue to be held through fee-based programs;

· rollover investments from retirement plans to IRAs that are described in the “Rollovers from retirement plans to IRAs” section of this prospectus;

· investments made by accounts held at American Funds Service Company that are no longer associated with a financial professional may invest in Class A shares without a sales charge. This includes retirement plans investing in Class A shares, where the plan is no longer associated with a financial professional. SIMPLE IRAs and 403(b) custodial accounts that are aggregated at the plan level for Class A sales charge purposes are not eligible to invest without a sales charge under this policy; and

· Investments made by accounts held through banks and bank trust companies that charge a fee for custodial services and do not have a financial professional assigned to the account.

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

If requested, American Funds Class A shares will be sold at net asset value to:

(1) currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with Capital Client Group, Inc. (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

Tax-exempt income funds / Prospectus     44

(2) the supervised persons of currently registered investment advisory firms (“RIAs”) and assistants directly employed by such RIAs, retired supervised persons of RIAs with respect to accounts established while a supervised person (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

(3) insurance company separate accounts;

(4) accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(5) an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

(6) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.;

(7) full-time employees of banks that have sales agreements with Capital Client Group, Inc. who are solely dedicated to directly supporting the sale of mutual funds; and

(8) current or former clients of Capital Group Private Client Services and their family members who purchase their shares through Capital Group Private Client Services or American Funds Service Company.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class C shares Class C shares are sold without any initial sales charge. Capital Client Group, Inc. pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

Class T shares The initial sales charge you pay each time you buy Class T shares differs depending upon the amount you invest and may be reduced for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested
Less than $250,000	2.50%	2.56%
$250,000 but less than $500,000	2.00	2.04
$500,000 but less than $1 million	1.50	1.52
$1 million or more	1.00	1.01

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares.

Class F shares Class F shares are sold without any initial or contingent deferred sales charge.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the “Sales charge reductions and waivers” section of this prospectus. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

45     Tax-exempt income funds / Prospectus

Sales charge reductions and waivers To receive a reduction in your Class A initial sales charge, you must let your financial professional or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your financial professional or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your financial professional or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in American Funds. You may need to invest directly through American Funds Service Company in order to receive the sales charge waivers described in this prospectus. Investors should consult their financial intermediary for further information. Certain financial intermediaries that distribute shares of American Funds may impose different sales charge waivers than those described in this prospectus. Such variations in sales charge waivers are described in an appendix to this prospectus titled “Sales charge waivers.” Note that such sales charge waivers and discounts offered through a particular intermediary, as set forth in the appendix to this prospectus, are implemented and administered solely by that intermediary. Please contact the applicable intermediary to ensure that you understand the steps you must take in order to qualify for any available waivers or discounts.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of our website at capitalgroup.com, from the statement of additional information or from your financial professional.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law, your children under the age of 21 or disabled adult dependents covered by ABLE accounts) may combine all of your American Funds investments to reduce Class A sales charges. However, for this purpose, investments representing direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· 529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Rollovers from retirement plans to IRAs” below), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases You may reduce your Class A sales charge by combining simultaneous purchases (including, upon your request, purchases for gifts) of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct

Tax-exempt income funds / Prospectus     46

purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C shares of American High-Income Municipal Bond Fund or American Funds Tax-Exempt Fund of New York if such combined American Funds and American Funds Legacy holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e., at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

You should retain any records necessary to substantiate the historical amounts you have invested.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention is a nonbinding commitment that allows you to combine all purchases of all American Funds share classes (excluding American Funds U.S. Government Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction.

The statement of intention period starts on the date on which your first purchase made toward satisfying the statement of intention is processed. Your accumulated holdings (as described above under “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the statement of intention period may be credited toward satisfying the statement of intention.

You may revise the commitment you have made in your statement of intention upward at any time during the statement of intention period. If your prior commitment has not been met by the time of the revision, the statement of intention period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised statement of intention. If your prior commitment has been met by the time of the revision, your original statement of intention will be considered met and a new statement of intention will be established.

The statement of intention will be considered completed if the shareholder dies within the 13-month statement of intention period. Commissions to dealers will not be adjusted or paid on the difference between the statement of intention amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a statement of intention, shares equal to 5% of the dollar amount specified in the statement of intention may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by American Funds Service Company. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified statement of intention period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a statement of intention.

47     Tax-exempt income funds / Prospectus

Shareholders purchasing shares at a reduced sales charge under a statement of intention indicate their acceptance of these terms and those in the prospectus with their first purchase.

Reducing your Class T initial sales charge Consistent with the policies described in this prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds U.S. Government Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus. Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this prospectus. Investors should consult their financial intermediary for further information.

Tax-exempt income funds / Prospectus     48

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A and C shares will be waived in the following cases:

· permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;

· tax-free returns of excess contributions to IRAs;

· redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);

· in the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies American Funds Service Company of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a contingent deferred sales charge; however, redemptions made after American Funds Service Company is notified of the death of a joint tenant will be subject to a contingent deferred sales charge;

· redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document;

· shares redeemed at the discretion of American Funds Service Company for accounts that do not meet the fund’s minimum investment requirements, as described in this prospectus; and

· the following types of transactions, if they do not exceed 12% of the value of an account annually:

— required minimum distributions taken from retirement accounts in accordance with IRS regulations; and

— redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in the statement of additional information). For each AWP payment, assets that are not subject to a contingent deferred sales charge, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a contingent deferred sales charge to cover a particular AWP payment, shares subject to the lowest contingent deferred sales charge will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a contingent deferred sales charge may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The contingent deferred sales charge on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the contingent deferred sales charge would be outweighed by the cost of applying it.

Contingent deferred sales charge waivers are allowed only in the cases listed here and in the statement of additional information.

To have your Class A or C contingent deferred sales charge waived, you must inform your financial professional or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

Other sales charge waivers Purchases of Class A shares through a self-clearing broker-dealer firm generally incur a sales charge. However, self-clearing broker-dealer firms may extend the 90 day right of reinvestment to allow reinvestment in Class A shares without a sales charge in cases where fund shareholders request reinvestment of a required minimum distribution from an Individual Retirement Account if such requirement is waived by regulation or legislation (“waived RMD reinvestment”), provided that the self-clearing broker-dealer firm has specific language in this prospectus to such effect. If a self-clearing firm does not have their own policies listed in the prospectus, waived RMD reinvestments are not available without a sales charge. Firm specific language is located in the appendix to the prospectus. A self-clearing broker-dealer firm is a firm that holds some or all of the assets in your account, executes trades for the assets held on its platform internally rather than through the fund’s transfer agent or a third-party clearing firm and provides account statements and tax reporting to you. The largest broker-dealer firms are typically self-clearing. For all other broker-dealer firms, shares purchased through a waived RMD reinvestment are available at net asset value. For accounts held with the fund’s transfer agent, waived RMD reinvestments in Class A shares are not subject to sales charges.

If you have any questions, ask your financial professional whether Class A shares purchased through these policies are available without a sales charge. Waived RMD investments distributed from Class C shares will be reinvested in C shares. In addition, any contingent deferred sales charge paid on Class A and Class C share distributions under this policy will be credited to your account when reinvested.

Waivers of all or a portion of the contingent deferred sales charge on Class C shares and the sales charge on Class A shares will be granted for transactions requested by financial intermediaries as a result of (i) pending or anticipated regulatory matters that require investor accounts to be moved to a different share class or (ii) conversions of IRAs from brokerage to advisory accounts investing in Class F shares in cases where new investments in brokerage IRA accounts have been restricted by the intermediary.

Rollovers from CollegeAmerica to Roth IRAs Proceeds of a CollegeAmerica plan account may be rolled over in a direct trustee-to-trustee transfer to the plan beneficiary’s Capital Bank and Trust Roth IRA and invested in Class A shares without a sales charge, provided that such rollover is intended to satisfy the requirements of the Internal Revenue Code. If you hold CollegeAmerica or Roth IRA accounts through a financial intermediary its policies may differ.

49     Tax-exempt income funds / Prospectus

Rollovers from retirement plans to IRAs The fund reserves the right not to make its shares available to tax-deferred retirement plans and accounts.

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

· rollovers to Capital Bank and Trust Company IRAs if the assets were invested in any fund managed by the investment adviser or its affiliates at the time of distribution;

· rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and

· rollovers to Capital Bank and Trust Company IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Purchases by SEP plans and SIMPLE IRA plans Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Purchases by certain 403(b) plans Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Moving between accounts American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

·   redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

·   required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

·   death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Tax-exempt income funds / Prospectus     50

Plans of distribution The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
Class A shares:
0.15%	American Funds Short-Term Tax-Exempt Bond Fund
0.25%	The Tax-Exempt Bond Fund of America, The Tax-Exempt Fund of California
0.30%	Limited Term Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York
0.50%	Class T and F-1 shares
1.00%	Class C shares

For all share classes indicated above, up to .25% (.15% for Class A shares of American Funds Short-Term Tax-Exempt Bond Fund) may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of each fund, as a percentage of average net assets for the most recent fiscal year, are indicated in the prospectus in the Annual Fund Operating Expenses table for each fund. Since these fees are paid out of each fund’s assets on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class C shares may cost you more over time than paying the initial sales charge for Class A or T shares.

51     Tax-exempt income funds / Prospectus

Other compensation to dealers Capital Client Group, Inc., at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of Capital Client Group, Inc., to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct Capital Client Group, Inc. to exclude additional assets. In addition to the asset-based payment, Capital Client Group, Inc. provides $5 million to certain firms based on their engagement with Capital Client Group, Inc. and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with Capital Client Group, Inc. on achieving advisor training and education objectives. In 2023, Capital Client Group, Inc. paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

Capital Client Group, Inc. compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities;

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate Capital Client Group, Inc.’s training and education activities; and

· make the American Funds available through firm distribution platforms and related sales infrastructure.

Capital Client Group, Inc. will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide Capital Client Group, Inc. broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

Tax-exempt income funds / Prospectus     52

Separately, Capital Client Group, Inc. has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts as a fiduciary and Class R shares). Firms may direct Capital Client Group, Inc. to exclude additional assets.

In addition to compensation through the formulas described above, Capital Client Group, Inc. makes payments to certain financial intermediaries for client account maintenance support, statement preparation, and transaction processing. These payments are based on the average daily net asset value of fund shares held by the intermediary and are in addition to any amounts paid by the fund.

Capital Client Group, Inc. also provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), operational improvements, support for transaction fees, technology enhancements and specific training, education and marketing opportunities. The largest payments by Capital Client Group, Inc. in 2023 for these services are listed below. In addition to the payments listed below, Capital Client Group, Inc. made payments to other firms, and in no case did any such payment exceed $100,000.

Charles Schwab	$1,800,000
Fidelity Investments	$2,290,000
Lincoln Network	$140,000
LPL Financial LLC	$2,450,000
Morgan Stanley Wealth Management	$1,100,000
UBS Financial Services Inc.	$450,000
Wells Fargo Advisors	$450,000

Capital Client Group, Inc. also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

Capital Client Group, Inc. pays the recordkeepers listed below up to $1.5 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Ascensus Empower (Great West Life & Annuity Insurance Company)	Nationwide Principal
John Hancock	Transamerica Voya

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

53     Tax-exempt income funds / Prospectus

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund” in this prospectus.

For all share classes, “Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class A, C, T and F shares (which could be increased as noted above) for its provision of administrative services.

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal and transfer agent (and, if applicable, subtransfer agent/recordkeeping) payments and various other expenses applicable to all share classes.

Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $18 per account. Although Class F-3 shares are not subject to any subtransfer agency or recordkeeping fees, Class F-1 and F-2 shares are subject to subtransfer agency fees of up to .12% of fund assets.

Tax-exempt income funds / Prospectus     54

Financial highlights The Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and Form N-CSR. The information in the Financial Highlights tables for American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York has been audited by PricewaterhouseCoopers LLP. The current report of PricewaterhouseCoopers LLP, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$9.81	$.25	$.12	$.37	$(.24)	$—	$(.24)	$9.94	3.81%	$1,085.45%				.44%		2.49%
7/31/2023	9.95	.18	(.14)	.04	(.18)	—	(.18)	9.81	.40	1,218.45				.43		1.86
7/31/2022	10.33	.06	(.36)	(.30)	(.06)	(.02)	(.08)	9.95	(2.91)	1,318.53				.53		.58
7/31/2021	10.37	.07	(.01)	.06	(.07)	(.03)	(.10)	10.33	.56	1,161.57				.57		.68
7/31/2020	10.19	.13	.18	.31	(.13)	—	(.13)	10.37	3.07	938.58				.58		1.27
Class T:
7/31/2024	9.81	.26	.12	.38	(.25)	—	(.25)	9.94	3.97 [4]	—	[5]	.28	[4]	.27	[4]	2.66	[4]
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58 [4]	—	[5]	.26	[4]	.25	[4]	2.04	[4]
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.75)[4]	—	[5]	.38	[4]	.38	[4]	.72	[4]
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.72 [4]	—	[5]	.42	[4]	.42	[4]	.84	[4]
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.22 [4]	—	[5]	.43	[4]	.42	[4]	1.43	[4]
Class F-1:
7/31/2024	9.81	.23	.12	.35	(.22)	—	(.22)	9.94	3.60	3.64				.63		2.29
7/31/2023	9.95	.16	(.14)	.02	(.16)	—	(.16)	9.81	.21	5.63				.61		1.68
7/31/2022	10.33	.04	(.36)	(.32)	(.04)	(.02)	(.06)	9.95	(3.09)	6.73				.73		.36
7/31/2021	10.37	.05	(.01)	.04	(.05)	(.03)	(.08)	10.33	.37	9.76				.76		.51
7/31/2020	10.19	.11	.18	.29	(.11)	—	(.11)	10.37	2.87	9.77				.76		1.08
Class F-2:
7/31/2024	9.81	.26	.12	.38	(.25)	—	(.25)	9.94	3.93	196.33				.32		2.61
7/31/2023	9.95	.19	(.14)	.05	(.19)	—	(.19)	9.81	.51	251.34				.32		1.96
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.79)	293.42				.42		.68
7/31/2021	10.37	.08	(.01)	.07	(.08)	(.03)	(.11)	10.33	.68	290.45				.45		.80
7/31/2020	10.19	.14	.18	.32	(.14)	—	(.14)	10.37	3.19	218.46				.45		1.40
Class F-3:
7/31/2024	9.81	.27	.12	.39	(.26)	—	(.26)	9.94	4.00	501.25				.25		2.69
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58	531.26				.25		2.07
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	335.33				.33		.85
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75	107.39				.38		.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.25	74.40				.39		1.44

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	42%	53%[6]	53%	49%	65%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements from Capital Research and Management Company. During some of the years shown, Capital Research and Management Company reimbursed a portion of miscellaneous fees and expenses.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 60% without the adjustment.

55     Tax-exempt income funds / Prospectus

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$15.08	$.35	$.22	$.57	$(.34)	$—	$(.34)	$15.31	3.80%	$3,102.60%				.60%		2.33%
7/31/2023	15.29	.26	(.21)	.05	(.26)	—	(.26)	15.08	.31	3,431.59				.58		1.75
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.46)	3,959.57				.57		.85
7/31/2021	16.23	.16	.08	.24	(.16)	(.09)	(.25)	16.22	1.50	4,273.58				.58		.98
7/31/2020	15.93	.25	.36	.61	(.26)	(.05)	(.31)	16.23	3.88	3,539.60				.60		1.58
Class C:
7/31/2024	15.08	.24	.22	.46	(.23)	—	(.23)	15.31	3.08	11		1.30		1.30		1.63
7/31/2023	15.29	.15	(.21)	(.06)	(.15)	—	(.15)	15.08	(.39)	15		1.29		1.28		1.05
7/31/2022	16.22	.02	(.85)	(.83)	(.02)	(.08)	(.10)	15.29	(5.13)	17		1.27		1.27		.15
7/31/2021	16.23	.04	.08	.12	(.04)	(.09)	(.13)	16.22	.78	18		1.28		1.28		.28
7/31/2020	15.93	.13	.36	.49	(.14)	(.05)	(.19)	16.23	3.16	16		1.30		1.30		.89
Class T:
7/31/2024	15.08	.39	.22	.61	(.38)	—	(.38)	15.31	4.12 [4]	—	[5]	.30	[4]	.30	[4]	2.64	[4]
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65 [4]	—	[5]	.26	[4]	.25	[4]	2.09	[4]
7/31/2022	16.22	.18	(.85)	(.67)	(.18)	(.08)	(.26)	15.29	(4.18)[4]	—	[5]	.27	[4]	.27	[4]	1.15	[4]
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.80 [4]	—	[5]	.28	[4]	.28	[4]	1.29	[4]
7/31/2020	15.93	.29	.36	.65	(.30)	(.05)	(.35)	16.23	4.18 [4]	—	[5]	.30	[4]	.30	[4]	1.89	[4]
Class F-1:
7/31/2024	15.08	.34	.22	.56	(.33)	—	(.33)	15.31	3.77	29.64				.64		2.29
7/31/2023	15.29	.25	(.21)	.04	(.25)	—	(.25)	15.08	.28	39.62				.62		1.70
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.50)	54.61				.61		.79
7/31/2021	16.23	.15	.08	.23	(.15)	(.09)	(.24)	16.22	1.46	86.61				.61		.97
7/31/2020	15.93	.24	.36	.60	(.25)	(.05)	(.30)	16.23	3.85	97.62				.62		1.54
Class F-2:
7/31/2024	15.08	.38	.22	.60	(.37)	—	(.37)	15.31	4.04	676.37				.37		2.56
7/31/2023	15.29	.29	(.21)	.08	(.29)	—	(.29)	15.08	.55	891.35				.35		1.98
7/31/2022	16.22	.17	(.85)	(.68)	(.17)	(.08)	(.25)	15.29	(4.24)	1,022.34				.34		1.08
7/31/2021	16.23	.20	.08	.28	(.20)	(.09)	(.29)	16.22	1.74	1,185.34				.34		1.21
7/31/2020	15.93	.28	.36	.64	(.29)	(.05)	(.34)	16.23	4.12	777.36				.36		1.81
Class F-3:
7/31/2024	15.08	.40	.22	.62	(.39)	—	(.39)	15.31	4.16	1,559.26				.26		2.68
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65	1,532.25				.24		2.11
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	1,054.23				.23		1.19
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	1,042.24				.24		1.27
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	422.26				.26		1.91

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	33%	39%[6]	47%	43%	56%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During one of the years shown, Capital Research and Management Company waived a portion of investment advisory services fees.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 45% without the adjustment.

Tax-exempt income funds / Prospectus     56

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Class A:
7/31/2024	$12.20	$.37	$.23	$.60	$(.35)	$—	$(.35)	$12.45	5.04%	$11,790.53%				3.03%
7/31/2023	12.46	.32	(.27)	.05	(.31)	—	(.31)	12.20	.48	11,644.53				2.66
7/31/2022	13.78	.26	(1.25)	(.99)	(.26)	(.07)	(.33)	12.46	(7.28)	12,649.50				2.01
7/31/2021	13.54	.28	.26	.54	(.28)	(.02)	(.30)	13.78	4.06	14,558.51				2.07
7/31/2020	13.29	.33	.25	.58	(.33)	—	(.33)	13.54	4.40	12,623.52				2.46
Class C:
7/31/2024	12.20	.28	.23	.51	(.26)	—	(.26)	12.45	4.24	165		1.28		2.28
7/31/2023	12.46	.23	(.27)	(.04)	(.22)	—	(.22)	12.20	(.27)	218		1.28		1.90
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16)	(.07)	(.23)	12.46	(7.97)	289		1.25		1.25
7/31/2021	13.54	.18	.26	.44	(.18)	(.02)	(.20)	13.78	3.28	370		1.26		1.33
7/31/2020	13.29	.23	.25	.48	(.23)	—	(.23)	13.54	3.64	376		1.26		1.73
Class T:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.32 [3]	—	[4]	.27	[3]	3.29	[3]
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76 [3]	—	[4]	.24	[3]	2.95	[3]
7/31/2022	13.78	.29	(1.25)	(.96)	(.29)	(.07)	(.36)	12.46	(7.05)[3]	—	[4]	.25	[3]	2.25	[3]
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.32 [3]	—	[4]	.26	[3]	2.31	[3]
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.65 [3]	—	[4]	.27	[3]	2.70	[3]
Class F-1:
7/31/2024	12.20	.36	.23	.59	(.34)	—	(.34)	12.45	4.96	152.62				2.95
7/31/2023	12.46	.31	(.27)	.04	(.30)	—	(.30)	12.20	.40	185.61				2.58
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25)	(.07)	(.32)	12.46	(7.35)	227.59				1.92
7/31/2021	13.54	.27	.26	.53	(.27)	(.02)	(.29)	13.78	3.97	270.59				2.00
7/31/2020	13.29	.32	.25	.57	(.32)	—	(.32)	13.54	4.31	313.60				2.39
Class F-2:
7/31/2024	12.20	.40	.23	.63	(.38)	—	(.38)	12.45	5.24	5,516.35				3.21
7/31/2023	12.46	.34	(.27)	.07	(.33)	—	(.33)	12.20	.66	5,135.35				2.84
7/31/2022	13.78	.28	(1.25)	(.97)	(.28)	(.07)	(.35)	12.46	(7.11)	5,047.33				2.18
7/31/2021	13.54	.31	.26	.57	(.31)	(.02)	(.33)	13.78	4.24	5,469.33				2.24
7/31/2020	13.29	.35	.25	.60	(.35)	—	(.35)	13.54	4.59	3,814.34				2.63
Class F-3:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.35	5,816.25				3.32
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76	5,108.24				2.94
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	6,245.22				2.29
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	6,718.23				2.36
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	7,950.24				2.74

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	26%	23%	29%	21%	24%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

4 Amount less than $1 million.

57     Tax-exempt income funds / Prospectus

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$14.68	$.64	$.61	$1.25	$(.58)	$—	$(.58)	$15.35	8.77%	$5,182.66%				.65%		4.36%
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.49)	4,849.65				.64		3.98
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.78)	5,354.63				.63		2.95
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.52	5,875.65				.65		2.91
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.68	4,871.68				.68		3.63
Class C:
7/31/2024	14.68	.53	.61	1.14	(.47)	—	(.47)	15.35	7.97	106		1.38		1.37		3.65
7/31/2023	15.30	.48	(.67)	(.19)	(.43)	—	(.43)	14.68	(1.21)	124		1.37		1.36		3.26
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35)	(.13)	(.48)	15.30	(8.43)	161		1.33		1.33		2.23
7/31/2021	16.20	.36	1.04	1.40	(.37)	(.03)	(.40)	17.20	8.76	209		1.35		1.35		2.22
7/31/2020	16.33	.48	(.17)	.31	(.43)	(.01)	(.44)	16.20	1.97	203		1.38		1.38		2.93
Class T:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.09 [4]	—	[5]	.37	[4]	.36	[4]	4.65	[4]
7/31/2023	15.30	.62	(.67)	(.05)	(.57)	—	(.57)	14.68	(.21)[4]	—	[5]	.37	[4]	.36	[4]	4.26	[4]
7/31/2022	17.20	.53	(1.79)	(1.26)	(.51)	(.13)	(.64)	15.30	(7.51)[4]	—	[5]	.33	[4]	.33	[4]	3.25	[4]
7/31/2021	16.20	.53	1.04	1.57	(.54)	(.03)	(.57)	17.20	9.84 [4]	—	[5]	.35	[4]	.35	[4]	3.21	[4]
7/31/2020	16.33	.64	(.17)	.47	(.59)	(.01)	(.60)	16.20	2.99 [4]	—	[5]	.38	[4]	.38	[4]	3.92	[4]
Class F-1:
7/31/2024	14.68	.64	.61	1.25	(.58)	—	(.58)	15.35	8.73	111.69				.68		4.32
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.52)	97.68				.67		3.95
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.81)	100.66				.66		2.91
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.50	125.68				.68		2.90
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.66	146.70				.70		3.60
Class F-2:
7/31/2024	14.68	.68	.61	1.29	(.62)	—	(.62)	15.35	9.03	2,699.43				.42		4.58
7/31/2023	15.30	.61	(.67)	(.06)	(.56)	—	(.56)	14.68	(.26)	2,130.42				.41		4.22
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50)	(.13)	(.63)	15.30	(7.57)	1,784.39				.39		3.20
7/31/2021	16.20	.52	1.04	1.56	(.53)	(.03)	(.56)	17.20	9.78	1,773.41				.41		3.13
7/31/2020	16.33	.63	(.17)	.46	(.58)	(.01)	(.59)	16.20	2.93	1,186.44				.44		3.86
Class F-3:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.14	3,524.32				.31		4.69
7/31/2023	15.30	.63	(.67)	(.04)	(.58)	—	(.58)	14.68	(.15)	2,654.31				.30		4.32
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	2,302.29				.29		3.32
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,914.31				.31		3.22
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	1,085.33				.33		3.97

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	29%	26%	35%	24%	35%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the years shown, Capital Research and Management Company waived a portion of investment advisory services fees.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

Tax-exempt income funds / Prospectus     58

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Class A:
7/31/2024	$16.37	$.49	$.39	$.88	$(.47)	$—	$(.47)	$16.78	5.49%	$1,436.57%				3.00%
7/31/2023	16.72	.44	(.37)	.07	(.42)	—	(.42)	16.37	.49	1,520.56				2.71
7/31/2022	18.54	.37	(1.75)	(1.38)	(.37)	(.07)	(.44)	16.72	(7.57)	1,677.57				2.10
7/31/2021	18.29	.38	.32	.70	(.38)	(.07)	(.45)	18.54	3.92	2,033.58				2.10
7/31/2020	18.08	.43	.30	.73	(.43)	(.09)	(.52)	18.29	4.14	1,941.61				2.40
Class C:
7/31/2024	16.37	.37	.39	.76	(.35)	—	(.35)	16.78	4.68	22		1.32		2.25
7/31/2023	16.72	.32	(.37)	(.05)	(.30)	—	(.30)	16.37	(.27)	29		1.31		1.96
7/31/2022	18.54	.24	(1.75)	(1.51)	(.24)	(.07)	(.31)	16.72	(8.26)	39		1.32		1.34
7/31/2021	18.29	.25	.32	.57	(.25)	(.07)	(.32)	18.54	3.14	54		1.33		1.35
7/31/2020	18.08	.30	.30	.60	(.30)	(.09)	(.39)	18.29	3.36	60		1.36		1.65
Class T:
7/31/2024	16.37	.54	.39	.93	(.52)	—	(.52)	16.78	5.80 [3]	—	[4]	.29	[3]	3.29	[3]
7/31/2023	16.72	.49	(.37)	.12	(.47)	—	(.47)	16.37	.76 [3]	—	[4]	.29	[3]	2.99	[3]
7/31/2022	18.54	.41	(1.75)	(1.34)	(.41)	(.07)	(.48)	16.72	(7.35)[3]	—	[4]	.32	[3]	2.34	[3]
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.17 [3]	—	[4]	.34	[3]	2.33	[3]
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.38 [3]	—	[4]	.37	[3]	2.62	[3]
Class F-1:
7/31/2024	16.37	.48	.39	.87	(.46)	—	(.46)	16.78	5.39	46.67				2.91
7/31/2023	16.72	.43	(.37)	.06	(.41)	—	(.41)	16.37	.40	48.65				2.63
7/31/2022	18.54	.35	(1.75)	(1.40)	(.35)	(.07)	(.42)	16.72	(7.66)	50.66				2.00
7/31/2021	18.29	.37	.32	.69	(.37)	(.07)	(.44)	18.54	3.82	64.67				2.01
7/31/2020	18.08	.42	.30	.72	(.42)	(.09)	(.51)	18.29	4.05	71.70				2.31
Class F-2:
7/31/2024	16.37	.52	.39	.91	(.50)	—	(.50)	16.78	5.69	643.39				3.19
7/31/2023	16.72	.47	(.37)	.10	(.45)	—	(.45)	16.37	.67	558.38				2.90
7/31/2022	18.54	.40	(1.75)	(1.35)	(.40)	(.07)	(.47)	16.72	(7.41)	528.39				2.27
7/31/2021	18.29	.42	.32	.74	(.42)	(.07)	(.49)	18.54	4.10	634.40				2.27
7/31/2020	18.08	.47	.30	.77	(.47)	(.09)	(.56)	18.29	4.33	547.42				2.58
Class F-3:
7/31/2024	16.37	.54	.39	.93	(.52)	—	(.52)	16.78	5.79	913.29				3.28
7/31/2023	16.72	.49	(.37)	.12	(.47)	—	(.47)	16.37	.76	589.29				2.99
7/31/2022	18.54	.42	(1.75)	(1.33)	(.42)	(.07)	(.49)	16.72	(7.32)	432.30				2.37
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.20	440.31				2.36
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.42	320.33				2.67

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	23%	23%	27%	17%	26%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

4 Amount less than $1 million.

59     Tax-exempt income funds / Prospectus

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$9.97	$.30	$.18	$.48	$(.30)	$—	$(.30)	$10.15	4.88%	$187.65%				.59%		3.05%
7/31/2023	10.19	.27	(.22)	.05	(.27)	—	(.27)	9.97	.51	176.65				.59		2.72
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)	(.31)	10.19	(8.42)	182.65				.61		2.12
7/31/2021	11.10	.24	.35	.59	(.24)	— [4]	(.24)	11.45	5.46	208.67				.62		2.19
7/31/2020	11.02	.27	.07	.34	(.26)	—	(.26)	11.10	3.18	220.67				.62		2.43
Class C:
7/31/2024	9.97	.22	.18	.40	(.22)	—	(.22)	10.15	4.10	6		1.41		1.34		2.29
7/31/2023	10.19	.19	(.22)	(.03)	(.19)	—	(.19)	9.97	(.25)	8		1.41		1.34		1.96
7/31/2022	11.45	.15	(1.18)	(1.03)	(.15)	(.08)	(.23)	10.19	(9.11)	10		1.40		1.36		1.37
7/31/2021	11.10	.16	.35	.51	(.16)	— [4]	(.16)	11.45	4.67	11		1.42		1.37		1.43
7/31/2020	11.02	.19	.07	.26	(.18)	—	(.18)	11.10	2.41	10		1.42		1.37		1.68
Class T:
7/31/2024	9.97	.32	.18	.50	(.32)	—	(.32)	10.15	5.17 [5]	—	[6]	.38	[5]	.31	[5]	3.32	[5]
7/31/2023	10.19	.29	(.22)	.07	(.29)	—	(.29)	9.97	.80 [5]	—	[6]	.37	[5]	.30	[5]	3.01	[5]
7/31/2022	11.45	.25	(1.18)	(.93)	(.25)	(.08)	(.33)	10.19	(8.20)[5]	—	[6]	.40	[5]	.36	[5]	2.37	[5]
7/31/2021	11.10	.27	.35	.62	(.27)	— [4]	(.27)	11.45	5.72 [5]	—	[6]	.42	[5]	.37	[5]	2.43	[5]
7/31/2020	11.02	.30	.07	.37	(.29)	—	(.29)	11.10	3.42 [5]	—	[6]	.42	[5]	.38	[5]	2.66	[5]
Class F-1:
7/31/2024	9.97	.29	.18	.47	(.29)	—	(.29)	10.15	4.77	1.77				.70		2.93
7/31/2023	10.19	.26	(.22)	.04	(.26)	—	(.26)	9.97	.45	1.71				.64		2.66
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)	(.31)	10.19	(8.43)	1.66				.62		2.10
7/31/2021	11.10	.24	.35	.59	(.24)	— [4]	(.24)	11.45	5.44 [5]	3.69			[5]	.63	[5]	2.16	[5]
7/31/2020	11.02	.27	.07	.34	(.26)	—	(.26)	11.10	3.16 [5]	2.68			[5]	.64	[5]	2.41	[5]
Class F-2:
7/31/2024	9.97	.31	.18	.49	(.31)	—	(.31)	10.15	5.07	38.47				.41		3.22
7/31/2023	10.19	.28	(.22)	.06	(.28)	—	(.28)	9.97	.69	28.47				.41		2.90
7/31/2022	11.45	.25	(1.18)	(.93)	(.25)	(.08)	(.33)	10.19	(8.26)	27.48				.43		2.30
7/31/2021	11.10	.26	.35	.61	(.26)	— [4]	(.26)	11.45	5.65	31.49				.44		2.36
7/31/2020	11.02	.29	.07	.36	(.28)	—	(.28)	11.10	3.36	27.49				.45		2.60
Class F-3:
7/31/2024	9.97	.32	.18	.50	(.32)	—	(.32)	10.15	5.18	46.37				.31		3.33
7/31/2023	10.19	.29	(.22)	.07	(.29)	—	(.29)	9.97	.79	39.36				.31		3.01
7/31/2022	11.45	.26	(1.18)	(.92)	(.26)	(.08)	(.34)	10.19	(8.16)	40.37				.33		2.41
7/31/2021	11.10	.28	.35	.63	(.28)	— [4]	(.28)	11.45	5.76	39.39				.34		2.46
7/31/2020	11.02	.31	.07	.38	(.30)	—	(.30)	11.10	3.46	33.39				.35		2.71

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	20%	29%	22%	24%	27%

1  Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. During one of the years shown, CRMC waived a portion of investment advisory services fees and during the years shown reimbursed a portion of miscellaneous fees and expenses.

4 Amount less than $.01.

5 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

6 Amount less than $1 million.

Tax-exempt income funds / Prospectus     60

Appendix

Sales charge waivers

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or contingent deferred (back-end) sales charge (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. Please contact the applicable intermediary with any questions regarding how the intermediary applies the policies described below and to ensure that you understand what steps you must take to qualify for any available waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase fund shares directly from the fund or through another intermediary to receive these waivers or discounts. If you change intermediaries after you purchase fund shares, the policies and procedures of the new service provider (either your new intermediary or the fund’s transfer agent) will apply to your account. Those policies may be more or less favorable than those offered by the intermediary through which you purchased your fund shares. You should review any policy differences before changing intermediaries.

Class A shares front-end sales charge waivers available at Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase fund shares through Ameriprise Financial:

Effective May 24, 2021, shareholders purchasing fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI:

· Employer-sponsored retirement plans established prior to April 1, 2004 and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the same fund family)

· Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply

· Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members

· Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans established prior to April 1, 2004 that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., Rights of Reinstatement)

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529 shares made for recontribution of refunded amounts

D.A. Davidson & Co. (“D.A. Davidson”)

Front-end sales charge waivers on Class A shares available at D.A. Davidson (effective January 1, 2020)

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of D.A. Davidson or its affiliates and their family members as designated by D.A. Davidson

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is consistent with D.A. Davidson’s policies and procedures

· D.A. Davidson has the authority to allow the purchase of Class A shares at net asset value for (1) rollovers to IRAs from investments held in American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs, (2) rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian, or (3) IRA purchases so long as the proceeds are from the sale of shares from an American Funds Recordkeeper Direct retirement plan, PlanPremier retirement plan or 403(b) plan with Capital Bank and Trust Company as custodian and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA

CDSC Waivers on Classes A and C shares available at D.A. Davidson

61     Tax-exempt income funds / Prospectus

• Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at D.A. Davidson: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at D.A. Davidson. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at D.A. Davidson may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Edward D. Jones & Co., L.P. (“Edward Jones”)

Policies Regarding Transactions Through Edward Jones

The following information has been provided by Edward Jones:

Effective on or after January 1, 2024, the following information supersedes prior information with respect to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in the mutual fund prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of American Funds, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.

Breakpoints

· Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in the prospectus

Rights of Accumulation (“ROA”)

· The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of American Funds held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”).  If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

· ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV)

Letter of Intent (“LOI”)

· Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met

· If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

· Associates of Edward Jones and its affiliates and other accounts in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures

· Shares purchased in an Edward Jones fee-based program

Tax-exempt income funds / Prospectus     62

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: the proceeds are from the sale of shares within 60 days of the purchase, the sale and purchase are made from a share class that charges a front load and one of the following (“Right of Reinstatement“):

— The redemption and repurchase occur in the same account

— The redemption proceeds are used to process an: IRA contribution, excess contributions, conversion, recharacterizing of contributions, or distribution, and the repurchase is done in an account within the same Edward Jones grouping for ROA

The Right of Reinstatement excludes systematic or automatic transactions including, but not limited to, purchases made through payroll deductions, liquidations to cover account fees, and reinvestments from non-mutual fund products.

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones

· Purchases of Class 529-A shares through a rollover from either another education savings plan or a security used for qualified distributions

· Purchases of Class 529-A shares made for recontribution of refunded amounts

Contingent Deferred Sales Charge (“CDSC”) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

· The death or disability of the shareholder

· Systematic withdrawals with up to 10% per year of the account value

· Return of excess contributions from an Individual Retirement Account (IRA)

· Shares redeemed as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations

· Shares redeemed to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones

· Shares exchanged in an Edward Jones fee-based program

· Shares acquired through NAV reinstatement

· Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below

Other Important Information Regarding Transactions Through Edward Jones

Minimum Purchase Amounts

· Initial purchase minimum: $250

· Subsequent purchase minimum: none

Minimum Balances

· Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

— A fee-based account held on an Edward Jones platform

— A 529 account held on an Edward Jones platform

— An account with an active systematic investment plan or LOI

Exchanging Share Classes

· At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares of the same fund, or Class R-4 shares for retirement plans with at least $1 million, so long as the shareholder is eligible to purchase the Class A or R-4 shares pursuant to the prospectus.

Class A Sales Charge Waivers Available Through Farmers Financial Solutions

Farmers Financial Solutions has the authority to either (1) rollover shares from an employer sponsored retirement plan to Class A shares in an Individual Retirement Account (IRA) at net asset value or (2) allow the purchase of Class A shares at net asset value, so long as the proceeds are from the sale of shares from an employer sponsored retirement plan and are used to make a purchase within 60 days of the redemption, if the shares held are ineligible to be rolled over to an IRA.

Janney Montgomery Scott LLC (“Janney”)

Effective May 1, 2020, if you purchase fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

63     Tax-exempt income funds / Prospectus

Front-end sales charge* waivers on Class A shares available at Janney

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement)

· Shares acquired through a right of reinstatement

· Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures

CDSC waivers on Class A and C shares available at Janney

· Shares sold upon the death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus

· Shares purchased in connection with a return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s Prospectus

· Shares sold to pay Janney fees but only if the transaction is initiated by Janney

· Shares acquired through a right of reinstatement

· Shares exchanged into the same share class of a different fund unless otherwise provided in the Prospectus

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

· Breakpoints as described in the fund’s Prospectus

· Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

*Also referred to as an “initial sales charge.”

JP Morgan Securities LLC

Investors purchasing through JP Morgan Securities LLC may invest in Class 529-A shares at net asset value.

Effective September 29, 2023, if you purchase or hold fund shares through an applicable JP Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or statement of additional information.

Front-end sales charge waivers on Class A shares available at JP Morgan Securities LLC

· Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to JP Morgan Securities LLC’s policies relating to sales load discounts and waivers

· Shares purchased through rights of reinstatement

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased by employees and registered representatives of JP Morgan Securities LLC or its affiliates and their spouse or financial dependent

Class C to Class A share conversion

· A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with JP Morgan Securities LLC’s policies and procedures

JP Morgan Securities LLC Class R-4 share employer-sponsored retirement plan eligibility

· Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans. For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or 501(c)(3) accounts

CDSC waivers on Class A and Class C shares available at JP Morgan Securities LLC

· Shares sold upon the death or disability of the shareholder

Tax-exempt income funds / Prospectus     64

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares purchased in connection with a return of excess contributions from an IRA account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code

· Shares acquired through a right of reinstatement

Front-end load discounts available at JP Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent

· Breakpoints as described in the prospectus

· Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at JP Morgan Securities LLC. Eligible fund family assets not held at JP Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets

· Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through JP Morgan Securities LLC, over a 13-month period of time (if applicable)

Merrill Lynch, Pierce, Fenner & Smith (“Merrill Lynch”)

Purchases or sales of front-end (i.e., Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill Lynch platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

It is the client’s responsibility to notify Merrill Lynch at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill Lynch representative may ask for reasonable documentation of such facts and Merrill Lynch may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Lynch Sales Load Waiver and Discounts Supplement (the “Merrill Lynch SLWD Supplement") and in the Mutual Fund Investing at Merrill Lynch pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end load waivers available at Merrill Lynch

· Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. Except as provided below, Class A shares are not currently available to new plans described in this waiver. Plans that invested in Class A shares of any of the funds without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase American Funds Class A shares without any initial or contingent deferred sales charge

· Shares purchased through a Merrill Lynch investment advisory program. Class A shares are not currently available in the programs described in this waiver

· Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill Lynch investment advisory program to a Merrill Lynch brokerage account

· Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account

· Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill Lynch SLWD Supplement

· Shares purchased by eligible employees of Merrill Lynch or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Lynch Household (as defined in the Merrill Lynch SLWD Supplement)

· Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g., the fund’s officers or trustees)

· Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date; and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e., systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for Rights of Reinstatement

Contingent Deferred Sales Charge (“CDSC”) waivers on front-end, back-end, and level load shares available at Merrill Lynch

· Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))

· Shares sold pursuant to a systematic withdrawal program subject to Merrill Lynch’s maximum systematic withdrawal limits as described in the Merrill Lynch SLWD Supplement

· Shares sold due to return of excess contributions from an IRA account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation

65     Tax-exempt income funds / Prospectus

· Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g., traditional, Roth, rollover, SEP IRAs, Simple IRAs, SARSEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund

Front-end load discounts available at Merrill Lynch: breakpoints, rights of accumulation & letters of intent

· Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill Lynch permits to be assessed to a front-end load purchase, as described in the Merrill Lynch SLWD Supplement

· Rights of Accumulation (ROA), as described in the Merrill Lynch SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Lynch Household

· Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill Lynch, in accounts within your Merrill Lynch Household, as further described in the Merrill Lynch SLWD Supplement

Morgan Stanley Wealth Management (“Morgan Stanley”)

Morgan Stanley Class A share front-end sales charge waiver

Morgan Stanley clients purchasing or converting to Class A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

· Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

· Class C (level load) share positions that are no longer subject to a contingent deferred sales charge and are converted to a Class A share in the same fund pursuant to Morgan Stanley’s share class conversion program

· Morgan Stanley, on your behalf, can convert Class F-1 shares to Class A shares without a front-end sales charge if they were initially transferred to the transactional brokerage account or converted from Class C shares

· Shares purchased from the proceeds of redemptions within the same fund family under a Rights of Reinstatement provision, provided the repurchase occurs within 90 days following the redemption, the redemption and purchase occur in the same account, and redeemed shares were subject to a front-end or deferred sales load. This waiver is not available for 529 Plan accounts maintained through Morgan Stanley. Investors wishing to utilize this privilege will need to do so through an account held directly with the Plan or a financial intermediary that supports this feature

· Investors purchasing through a Morgan Stanley self-directed brokerage account and/or E*TRADE from Morgan Stanley may invest in Class A shares without a front-end sales charge

Morgan Stanley clients purchasing or converting to Class 529-A shares of the fund through Morgan Stanley transactional brokerage accounts are entitled to a waiver of the front-end load in the following additional circumstances:

· Shares purchased through a rollover from another 529 plan

· Recontribution(s) of a refunded qualified higher education expense

Unless specifically described above, no other front-end load waivers are available to mutual fund purchases by Morgan Stanley clients.

Morgan Stanley Class R-4 share employer-sponsored retirement plan eligibility

Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs, SARSEPs or Keogh plans.

Northwestern Mutual Investment Services, LLC (“NMIS”)

Rights of accumulation on SIMPLE IRAs held at NMIS

Effective March 31, 2022, for SIMPLE IRA plans where the plan is held on the SIMPLE IRA platform at NMIS through its clearing firm, Pershing LLC, each linked participant account will be aggregated at either the plan level or the individual level for rights of accumulation (ROA), depending on which aggregation method results in a greater breakpoint discount on front-end sales charges for the participant.

Class A and C share purchases in owner-only 401(k) plans held at NMIS

For 401(k) plans held at NMIS through its clearing firm, Pershing LLC, that cover only owners and their spouses and are not subject to ERISA, participants may purchase Class A shares with the applicable front-end sales charge or Class C shares with the applicable contingent deferred sales charge, in accordance with NMIS’s share class policies applicable to such plans.

Oppenheimer & Co., Inc. (“OPCO”)

Effective June 1, 2020, shareholders purchasing fund shares through an OPCO platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at OPCO

Tax-exempt income funds / Prospectus     66

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

· Employees and registered representatives of OPCO or its affiliates and their family members

· Directors or trustees of the fund, and employees of the fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC waivers on Class A and C shares available at OPCO

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

· Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

· Shares acquired through a right of reinstatement

Front-end load discounts available at OPCO: breakpoints, rights of accumulation and letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Raymond James & Associates, Inc., Raymond James Financial Services, Inc., and each entity’s affiliates (“Raymond James”)

Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales charge waivers on Classes A and 529-A shares available at Raymond James

· Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions

· Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James

· Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

· A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James

· Purchases of Class 529-A shares through a rollover from another 529 plan

CDSC waivers on Classes A and C shares available at Raymond James

· Death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent

· Breakpoints as described in this prospectus

· Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets

67     Tax-exempt income funds / Prospectus

· Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets

Robert W. Baird & Co. Incorporated (“Baird”)

Shareholders purchasing fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

· Shares purchased by employees and registered representatives of Baird or its affiliate and their family members as designated by Baird

· Shares purchased from the proceeds of redemptions from another fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

· A shareholder in the fund’s Class C shares will have their shares converted at net asset value to Class A shares of the fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

· Charitable accounts in a transactional brokerage account at Baird

CDSC waivers on Class A and C shares available at Baird

· Shares sold due to death or disability of the shareholder

· Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus

· Shares bought due to returns of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus

· Shares sold to pay Baird fees but only if the transaction is initiated by Baird

· Shares acquired through a right of reinstatement

Front-end sales charge discounts available at Baird: breakpoints and/or rights of accumulation

· Breakpoints as described in this prospectus

· Rights of accumulation which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Baird. Eligible fund family assets not held at Baird may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets

· Letters of intent (LOI) allow for breakpoint discounts based on anticipated purchases of fund family assets through Baird, over a 13-month period of time

Stifel, Nicolaus & Company, Incorporated (“Stifel”) and its broker dealer affiliates

Effective September 27, 2024, shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, sales charge (“CDSC”) waivers) and discounts, which may differ from those disclosed elsewhere in the fund’s prospectus or SAI.

Class A Shares

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

· Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of eligible assets in the American Funds held by accounts within the purchaser’s household at Stifel. Ineligible assets include Class A money market funds not assessed a sales charge. Fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets

· The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

· Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) of the same fund pursuant to Stifel's policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply

· Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel

· Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program

Tax-exempt income funds / Prospectus     68

· Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family

· Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, automated transactions (i.e., systematic purchases, including salary deferral transactions and withdrawals) and purchases made after shares are sold to cover Stifel’s account maintenance fees are not eligible for rights of reinstatement

· Shares from rollovers into Stifel custodied IRA from retirement plans

· Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus

· Purchases of Class 529-A shares through a rollover from another 529 plan

· Purchases of Class 529-A shares made for reinvestment of refunded amounts

CDSC Waivers on Class A and C Shares

· Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary

· Shares sold as part of a systematic withdrawal plan not to exceed 12% annually

· Return of excess contributions from an IRA Account

· Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

· Shares acquired through a right of reinstatement

· Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel

Share Class Conversions in Advisory Accounts

Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

U.S. Bancorp Investments, Inc.

Class C to Class A share conversions at U.S. Bancorp Investments, Inc.

Effective November 30, 2020, a shareholder in the fund’s Class C shares will have their shares systematically converted at net asset value to Class A shares of the same fund in the month of the six-year anniversary of the purchase date, if the shares are no longer subject to a CDSC and the conversion is consistent with U.S. Bancorp Investments, Inc. share class exchange policy. This policy does not apply to accounts held with the fund’s transfer agent. Accounts held with the fund’s transfer agent will convert pursuant to the fund’s policy described in this prospectus.

69     Tax-exempt income funds / Prospectus

Appendix

Moody’s long-term rating scale

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

S&P Global Ratings long-term-issue credit ratings

S&P Global Ratings (“S&P”) rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA — An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A — An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB — An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.

BB, B, CCC, CC and C — Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC — An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Tax-exempt income funds / Prospectus     70

Plus (+) or minus (–) — The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — Indicates that a rating has not been assigned or is no longer assigned.

Fitch Ratings, Inc. long-term credit ratings

AAA — Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB — Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

71     Tax-exempt income funds / Prospectus

RD — Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D — Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Tax-exempt income funds / Prospectus     72

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com
For retirement plan services	Call your employer or plan administrator
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.
If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406, or for American Funds Tax-Exempt Fund of New York at 6455 Irvine Center Drive, Irvine, California 92618.

MFGEPRX-965-1024P
Litho in USA CGD/TM/8020
Investment Company File No. 811-05750
Investment Company File No. 811-07888
Investment Company File No. 811-02421
Investment Company File No. 811-08576
Investment Company File No. 811-04694
Investment Company File No. 811-22448

American Funds Short-Term Tax-Exempt Bond Fund® Limited Term Tax-Exempt Bond Fund of America® The Tax-Exempt Bond Fund of America® American High-Income Municipal Bond Fund® Prospectus October 1, 2024

Class	R-6
American Funds Short-Term Tax-Exempt Bond Fund	N/A
Limited Term Tax-Exempt Bond Fund of America	N/A
The Tax-Exempt Bond Fund of America	N/A
American High-Income Municipal Bond Fund	N/A

Summaries:

American Funds Short-Term Tax-Exempt Bond Fund 1

Limited Term Tax-Exempt Bond Fund of America 6

The Tax-Exempt Bond Fund of America 12

American High-Income Municipal Bond Fund 18

Investment objectives, strategies and risks 24

Management and organization 29

Purchase, exchange and sale of shares 31

How to sell shares 32 Distributions and taxes 34 Choosing a share class 34 Sales charges 34 Other compensation to dealers 35 Fund expenses 36 Financial highlights 37 Appendix 41

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

American Funds Short-Term Tax-Exempt Bond Fund

Investment objective The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Share class:	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees	0.20%
Distribution and/or service (12b-1) fees	none
Other expenses	0.05
Total annual fund operating expenses	0.25
Expense reimbursement*	0.01
Total annual fund operating expenses after expense reimbursement	0.24

* The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least October 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the expense reimbursement described above through the expiration date of such reimbursement and total annual fund operating expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$25	$79	$140	$317

1     Tax-exempt income funds - Class R-6 / Prospectus

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests primarily in debt securities rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund’s aggregate portfolio will have a dollar-weighted average effective maturity no greater than three years.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Tax-exempt income funds - Class R-6 / Prospectus     2

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

3     Tax-exempt income funds - Class R-6 / Prospectus

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 year	Lifetime
R-6 − Before taxes	3/17/2017	3.49%	1.38%	1.32%
− After taxes on distributions		3.49	1.34	1.29
− After taxes on distributions and sale of fund shares		3.02	1.38	1.34

Indexes*	1 year	5 year	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	2.53%
Bloomberg Municipal Short 1-5 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	3.58	1.42	1.40

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short 1-5 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds - Class R-6 / Prospectus     4

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Vikas Malhotra Vice President	3 years	Vice President – Capital Fixed Income Investors
Mark Marinella President	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Class R-6 shares are generally available for purchase only by American Funds® Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

5     Tax-exempt income funds - Class R-6 / Prospectus

Limited Term Tax-Exempt Bond Fund of America

Investment objective The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Share class:	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees	0.22%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.26

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$27	$84	$146	$331

Tax-exempt income funds - Class R-6 / Prospectus     6

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average effective maturity of the fund’s portfolio is between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

7     Tax-exempt income funds - Class R-6 / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds - Class R-6 / Prospectus     8

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

9     Tax-exempt income funds - Class R-6 / Prospectus

Investment results The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 − Before taxes	5/11/2012	4.36%	1.85%	1.90%	1.82%
− After taxes on distributions		4.36	1.76	1.86	N/A
− After taxes on distributions and sale of fund shares		3.52	1.81	1.94	N/A

Indexes*	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%
Bloomberg Municipal Short-Intermediate 1-10 Years Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.32	1.82	1.97	1.81

* Effective July 24, 2024, the fund’s primary benchmark changed from the Bloomberg Municipal Short-Intermediate 1-10 Years Index (the “Previous Primary Benchmark”) to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall securities markets, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds - Class R-6 / Prospectus     10

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Vikas Malhotra Vice President	3 years	Vice President – Capital Fixed Income Investors
Mark Marinella President	6 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Class R-6 shares are generally available for purchase only by American Funds® Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

11     Tax-exempt income funds - Class R-6 / Prospectus

The Tax-Exempt Bond Fund of America

Investment objective The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Share class:	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees	0.21%
Distribution and/or service (12b-1) fees	None
Other expenses	0.04
Total annual fund operating expenses	0.25

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$26	$80	$141	$318

Tax-exempt income funds - Class R-6 / Prospectus     12

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal investment strategies Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

13     Tax-exempt income funds - Class R-6 / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds - Class R-6 / Prospectus     14

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

15     Tax-exempt income funds - Class R-6 / Prospectus

Investment results The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 − Before taxes	5/11/2012	6.80%	2.36%	3.22%	2.89%
− After taxes on distributions		6.80	2.32	3.20	N/A
− After taxes on distributions and sale of fund shares		5.30	2.44	3.21	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds - Class R-6 / Prospectus     16

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Lee Chu Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Courtney K. Wolf Senior Vice President	6 years	Partner – Capital Fixed Income Investors
Karl J. Zeile President and Trustee	21 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Class R-6 shares are generally available for purchase only by American Funds® Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

17     Tax-exempt income funds - Class R-6 / Prospectus

American High-Income Municipal Bond Fund

Investment objective The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder fees (fees paid directly from your investment)
Share class:	R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	R-6
Management fees	0.28%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.32

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class	1 year	3 years	5 years	10 years
R-6	$33	$103	$180	$406

Tax-exempt income funds - Class R-6 / Prospectus     18

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal investment strategies In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds. Municipal bonds are debt obligations that pay interest that is exempt from federal taxation, with payments made from a wide variety of sources, including governmental revenue streams and private enterprises.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.”

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

19     Tax-exempt income funds - Class R-6 / Prospectus

Principal risks This section describes the principal risks associated with investing in the fund. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Tax-exempt income funds - Class R-6 / Prospectus     20

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

21     Tax-exempt income funds - Class R-6 / Prospectus

Investment results The following bar chart shows how investment results for the Class R-6 shares of the fund have varied from year to year, and the following table shows how the Class R-6 shares’ average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com.

Average annual total returns For the periods ended December 31, 2023:
Share class	Inception date	1 year	5 years	10 years	Lifetime
R-6 − Before taxes	5/11/2012	8.28%	3.01%	4.60%	4.24%
− After taxes on distributions		8.28	2.95	4.57	N/A
− After taxes on distributions and sale of fund shares		6.67	3.18	4.53	N/A

Indexes	1 year	5 years	10 years	Lifetime (from Class R-6 inception)
Bloomberg Municipal Bond Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	6.40%	2.25%	3.03%	2.63%

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Tax-exempt income funds - Class R-6 / Prospectus     22

Management

Investment adviser Capital Research and Management Company
Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Chad M. Rach President	13 years	Partner – Capital Fixed Income Investors
Jerome Solomon Senior Vice President	7 years	Partner – Capital Fixed Income Investors
Courtney K. Wolf Senior Vice President	3 years	Partner – Capital Fixed Income Investors

Purchase and sale of fund shares Class R-6 shares are generally available for purchase only by American Funds® Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser.

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50.

Tax information Fund dividends of interest earned from municipal bonds are generally not subject to federal income tax. However, the fund may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest on certain bonds may be subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial professional to recommend the fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

23     Tax-exempt income funds - Class R-6 / Prospectus

Investment objectives, strategies and risks Except where the context indicates otherwise, references to the “fund” apply to each of these tax-exempt bond funds.

American Funds Short-Term Tax-Exempt Bond Fund The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in debt securities rated AA- or better or Aa3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund’s aggregate portfolio will have a dollar-weighted average effective maturity no greater than three years.

Limited Term Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with current income exempt from regular federal income tax, consistent with the maturity and quality standards described in this prospectus, and to preserve capital. The fund is designed for investors seeking current income exempt from federal income tax. Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and that do not subject you to federal alternative minimum tax. The fund may also invest up to 20% of its assets in securities that may subject you to federal alternative minimum tax.

The fund invests primarily in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB and Baa by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The dollar-weighted average effective maturity of the fund’s portfolio is between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The Tax-Exempt Bond Fund of America The fund’s investment objective is to provide you with a high level of current income exempt from federal income tax, consistent with the preservation of capital. The fund is designed for investors seeking a high level of current income exempt from federal income tax.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax. The fund will not invest in securities that subject you to federal alternative minimum tax. The fund invests at least 65% in debt securities rated A- or better or A3 or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. The fund may also invest in debt securities rated BBB+ or below and Baa1 or below (including those rated BB+ or below and Ba1 or below) by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration.

American High-Income Municipal Bond Fund The fund’s investment objective is to provide you with a high level of current income exempt from regular federal income tax. The fund is designed for investors who are able to tolerate greater credit risk and price fluctuations than investors in funds with higher quality portfolios. In seeking to achieve its objective, the fund may accept risks to capital value deemed prudent by the fund's investment adviser to take advantage of opportunities for higher current income on municipal bonds.

Under normal circumstances, the fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal income tax and may subject you to alternative minimum tax. The fund may invest, without limitation, in securities that may subject you to federal alternative minimum tax. The fund invests at least 50% of its portfolio in debt securities rated BBB+ or below or Baa1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Though investment decisions regarding the fund’s portfolio may be informed by investment themes on a range of macroeconomic factors, the fund may invest in debt securities of any maturity or duration.

Applicable to all funds The fund may also hold cash or cash equivalents, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. The investment adviser may determine that it is appropriate to invest a substantial portion of the fund’s assets in such instruments in response to certain circumstances, such as periods of market turmoil. For temporary defensive purposes, the fund may invest without limitation in such instruments. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. Alternatively, a larger percentage of such holdings could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

Tax-exempt income funds - Class R-6 / Prospectus     24

The fund may invest in certain other funds managed by the investment adviser or its affiliates (“Central Funds”) to more effectively invest in a diversified set of securities in a specific asset class such as money market instruments, bonds and other securities. Shares of Central Funds are only offered for purchase to the fund’s investment adviser and its affiliates and other funds, investment vehicles and accounts managed by the fund’s investment adviser and its affiliates. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses. The investment results of the portions of the fund’s assets invested in the Central Funds will be based upon the investment results of the Central Funds.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer, prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).

The following are principal risks associated with investing in the fund.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of

25     Tax-exempt income funds - Class R-6 / Prospectus

interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

The following are additional risks associated with investing in the fund.

Alternative minimum tax — The fund (other than The Tax-Exempt Bond Fund of America) may invest in securities, including in "private activity bonds," that may subject you to federal alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all of the distributions may be included in determining a shareholder’s federal alternative minimum tax.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Insured municipal bonds – The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the fund’s shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts.

Tax-exempt income funds - Class R-6 / Prospectus     26

Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Cybersecurity breaches — The fund may be subject to operational and information security risks through breaches in cybersecurity. Cybersecurity breaches can result from deliberate attacks or unintentional events, including “ransomware” attacks, the injection of computer viruses or malicious software code, the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices, or external attacks such as denial-of-service attacks on the investment adviser’s or an affiliate’s website that could render the fund’s network services unavailable to intended end-users. These breaches may, among other things, lead to the unauthorized release of confidential information, misuse of the fund’s assets or sensitive information, the disruption of the fund’s operational capacity, the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These events could cause the fund to violate applicable privacy and other laws and could subject the fund to reputational damage, additional costs associated with corrective measures and/or financial loss. The fund may also be subject to additional risks if its third-party service providers, such as the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries, experience similar cybersecurity breaches and potential outcomes. Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of other risks related to the fund’s principal investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

27     Tax-exempt income funds - Class R-6 / Prospectus

Fund comparative indexes The investment results tables in this prospectus show how the fund’s average annual total returns compare with a broad measure of market results and other applicable measures of market results.

American Funds Short-Term Tax-Exempt Bond Fund The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short 1–5 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Limited Term Tax-Exempt Bond Fund of America The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Bloomberg Municipal Short-Intermediate 1-10 Years Index is a market-value-weighted index that includes investment grade tax-exempt bonds with maturities of one to 10 years. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

The Tax-Exempt Bond Fund of America The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

American High-Income Municipal Bond Fund The Bloomberg Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

Portfolio holdings Portfolio holdings information for the fund is available on our website at capitalgroup.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

Tax-exempt income funds - Class R-6 / Prospectus     28

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund to its investment adviser for the most recent fiscal year, as a percentage of average net assets, appears in the Annual Fund Operating Expenses tables under “Fees and expenses of the fund.” The management fee for the fund is based on the daily net assets of the fund and the fund’s monthly gross investment income. Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s N-CSR for the fiscal year ended July 31, 2024.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital International Investors, Capital Research Global Investors and Capital World Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed income investment division in the future and engage it to provide day-to-day investment management of fixed income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

The Capital SystemTM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions.

Certain senior members of Capital Fixed Income Investors, the investment adviser’s fixed income investment division, serve on the Portfolio Strategy Group. The group utilizes a research-driven process with input from the investment adviser’s analysts, portfolio managers and economists to define investment themes on a range of macroeconomic factors, including duration, yield curve and sector allocation. The investment decisions made by the fund’s portfolio managers are informed by the investment themes discussed by the group.

The table below shows the investment experience and role in management of the fund for the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Lee Chu	Investment professional for 16 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		5 years (plus 7 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Vikas Malhotra	Investment professional for 13 years in total; 8 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		3 years	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		3 years (plus 1 year of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Mark Marinella	Investment professional for 38 years in total; 11 years with Capital Research and Management Company or affiliate
American Funds Short-Term Tax-Exempt Bond Fund		6 years	Serves as a fixed income portfolio manager
Limited Term Tax-Exempt Bond Fund of America		6 years	Serves as a fixed income portfolio manager

29     Tax-exempt income funds - Class R-6 / Prospectus

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Chad M. Rach	Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		13 years (plus 6 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Jerome Solomon	Investment professional for 33 years in total; 16 years with Capital Research and Management Company or affiliate
American High-Income Municipal Bond Fund		7 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Courtney K. Wolf	Investment professional for 19 years, all with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		6 years (plus 8 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
American High-Income Municipal Bond Fund		3 years (plus 9 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager
Karl J. Zeile	Investment professional for 31 years in total; 25 years with Capital Research and Management Company or affiliate
The Tax-Exempt Bond Fund of America		21 years (plus 4 years of prior experience as an investment analyst for the fund)	Serves as a fixed income portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

Tax-exempt income funds - Class R-6 / Prospectus     30

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer. Please see your financial professional for more information.

Purchase, exchange and sale of shares The fund’s transfer agent, on behalf of the fund and Capital Client Group, Inc., the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and Capital Client Group, Inc. reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds® U.S. Government Money Market Fund on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made. If you only have one open fund, the money will be invested into such fund on the day received if the investment is otherwise in good order.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Equity securities are valued primarily on the basis of market quotations, and debt securities are valued primarily on the basis of prices from third-party pricing services due to the lack of market quotations. Futures contracts are valued primarily on the basis of settlement prices. The fund’s portfolio investments are valued in accordance with procedures for making fair value determinations if market quotations are not readily available, including procedures to determine the representativeness of third-party vendor prices, or in the event market quotations or third-party vendor prices are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s equity securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Similarly, fair value procedures will be employed if an issuer defaults on its debt securities and there is no market for its securities. Use of these procedures is intended to result in more appropriate net asset values and, where applicable, to reduce potential arbitrage opportunities otherwise available to short-term investors.

Your shares will be purchased at the net asset value or sold at the net asset value next determined after American Funds Service Company® receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day.

Purchase of Class R shares Class R-6 shares are generally available for purchase only by American Funds Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser or distributor. Therefore, any information included in this prospectus regarding purchases by retirement plans or other group accounts is not applicable.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

31     Tax-exempt income funds - Class R-6 / Prospectus

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

How to sell shares

You may sell (redeem) shares in any of the following ways:

Writing to American Funds Service Company

· Requests must be signed by the registered shareholder(s).

· A signature guarantee is required if the redemption is:

— more than $250,000;

— made payable to someone other than the registered shareholder(s); or

— sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.

· American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.

· Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company

· Redemptions by telephone or fax are limited to $250,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

Self service using the Internet (capitalgroup.com) or Interactive Voice Response (IVR)

· Redemptions by IVR or the Internet (capitalgroup.com) are limited to $125,000 per American Funds shareholder each day.

· Checks must be made payable to the registered shareholder.

· Checks must be mailed to an address of record that has been used with the account for at least 10 days.

The fund typically expects to remit redemption proceeds one business day following receipt and acceptance of a redemption order, regardless of the method the fund uses to make such payment (e.g., check, wire or automated clearing house transfer). However, payment may take longer than one business day and may take up to seven days as generally permitted by the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, the fund may be permitted to pay redemption proceeds beyond seven days under certain limited circumstances. In addition, if you recently purchased shares and subsequently request a redemption of those shares, the fund will pay the available redemption proceeds once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally seven business days from the purchase date).

Under normal conditions, the fund typically expects to meet shareholder redemptions by monitoring the fund’s portfolio and redemption activities and by regularly holding a reserve of highly liquid assets, such as cash or cash equivalents. The fund may use additional methods to meet shareholder redemptions, if they become necessary. These methods may include, but are not limited to, the sale of portfolio assets, the use of overdraft protection afforded by the fund’s custodian bank, borrowing from a line of credit or from other funds advised by the investment adviser or its affiliates, and making payment with fund securities or other fund assets rather than in cash (as further discussed in the following paragraph).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. In general, in-kind redemptions to affiliated shareholders will as closely as practicable represent the affiliated shareholder’s pro rata share of the fund’s securities, subject to certain exceptions. Securities distributed in-kind to unaffiliated shareholders will be selected by the investment adviser in a manner the investment adviser deems to be fair and reasonable to the fund’s shareholders. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain subject to market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the fund pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities.

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and Capital Client Group, Inc. reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or Capital Client Group, Inc. has determined could involve actual or potential harm to the fund may be rejected.

Tax-exempt income funds - Class R-6 / Prospectus     32

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

Under the fund’s frequent trading policy, certain trading activity will not be treated as frequent trading, such as:

· purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;

· retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;

· purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, if the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions;

· transactions by certain intermediaries in accordance with established hedging programs approved by the fund’s investment adviser; and

· systematic redemptions and purchases, if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures described above, all transactions in fund shares remain subject to the right of the fund, Capital Client Group, Inc. and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in American Funds.

33     Tax-exempt income funds - Class R-6 / Prospectus

Distributions and taxes

Dividends and distributions The fund declares daily dividends from net investment income and distributes the accrued dividends, which may fluctuate, to you each month. Generally, dividends begin accruing on the day payment for shares is received by the fund or American Funds Service Company.

Capital gains, if any, are usually distributed in November or December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash.

Taxes on dividends and distributions Interest on municipal bonds is generally not included in gross income for federal tax purposes. A portion of the fund's distributions may be subject to regular federal income tax. Subject to certain requirements, the fund is permitted to pass through to its shareholders the interest earned on municipal bonds as federally exempt-interest dividends. Taxable dividends, including distributions of short-term capital gains, however, are subject to federal taxation at the applicable rates for ordinary income. To the extent the fund is permitted to invest in bonds subject to federal alternative minimum tax, interest earned on certain bonds may be treated as income subject to federal alternative minimum tax. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains.

Depending on their state of residence, shareholders of the fund may be able to exempt from state taxation some or all of the federally tax-exempt income dividends paid by the fund.

Moreover, any federally taxable dividends and capital gains distributions from the fund may also be subject to state tax.

Any taxable dividends or capital gain distributions you receive from the fund normally will be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions.

Please see your tax advisor for more information.

Choosing a share class Class R-6 shares are generally available for purchase only by American Funds Portfolio Series and other investment companies deemed appropriate by the fund’s investment adviser or distributor. Therefore, any information included in this prospectus regarding purchases by retirement plans or other group accounts is not applicable.

Sales charges

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. No dealer compensation is paid from fund assets on sales of Class R-6 shares.

Tax-exempt income funds - Class R-6 / Prospectus     34

Other compensation to dealers Capital Client Group, Inc., at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of Capital Client Group, Inc., to no more than the top 60 dealers (or their affiliates) with which it has a substantive distribution relationship involving the sale of American Funds. The amount will be determined using a formula applied consistently to dealers based on their assets under management. The level of payments made to a qualifying firm under the formula will not exceed .035% of eligible American Funds assets attributable to that dealer. Eligible assets are all American Funds assets other than Class R shares, Class F-3 shares, Class F shares held in IRAs and shares held in certain retirement accounts. Dealers may direct Capital Client Group, Inc. to exclude additional assets. In addition to the asset-based payment, Capital Client Group, Inc. provides $5 million to certain firms based on their engagement with Capital Client Group, Inc. and the level of American Funds assets under management at each such firm to recognize the commitment each of those firms has made to collaborating with Capital Client Group, Inc. on achieving advisor training and education objectives. In 2023, Capital Client Group, Inc. paid this amount to the following firms:

Edward Jones	Morgan Stanley Wealth Management
LPL Financial LLC	Raymond James Group
Merrill Lynch, Pierce, Fenner & Smith	Wells Fargo Advisors

Capital Client Group, Inc. compensates the firms to support various efforts, including, among other things, to:

· help defray the costs incurred by qualifying dealers in connection with efforts to educate financial professionals about American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs;

· help defray the costs associated with the dealer firms’ provision of account related services and activities and support the dealer firms’ distribution activities;

· support meetings, conferences or other training and educational events hosted by the firm, and obtain relevant data regarding financial professional activities to facilitate Capital Client Group, Inc.’s training and education activities; and

· make the American Funds available through firm distribution platforms and related sales infrastructure.

Capital Client Group, Inc. will, on an annual basis, determine the advisability of continuing these payments. Firms receiving additional compensation payments must sign a letter acknowledging the purpose of the payment and generally requiring the firms to (1) perform the due diligence necessary to include American Funds on their platform, (2) not provide financial professionals, branch managers or associated persons with any financial incentives to promote the sales of one approved fund group over another approved group, (3) provide opportunities for their clients to obtain individualized advice, (4) provide Capital Client Group, Inc. broad access to their financial professionals and product platforms and work together on mutual business objectives, and (5) work with the fund’s transfer agent to promote operational efficiencies and to facilitate necessary communication between American Funds and the firm’s clients who own shares of American Funds.

35     Tax-exempt income funds - Class R-6 / Prospectus

Separately, Capital Client Group, Inc. has identified certain firms that provide a self-directed platform for the public as well as clearing, custody and recordkeeping services for certain other intermediaries. In lieu of the formula described above, these firms receive up to .018% of assets under administration (excluding assets where the firm acts as a fiduciary and Class R shares). Firms may direct Capital Client Group, Inc. to exclude additional assets.

In addition to compensation through the formulas described above, Capital Client Group, Inc. makes payments to certain financial intermediaries for client account maintenance support, statement preparation, and transaction processing. These payments are based on the average daily net asset value of fund shares held by the intermediary and are in addition to any amounts paid by the fund.

Capital Client Group, Inc. also provides compensation for, among other things, data (including fees to obtain information on financial professionals to better tailor training and education opportunities), operational improvements, support for transaction fees, technology enhancements and specific training, education and marketing opportunities. The largest payments by Capital Client Group, Inc. in 2023 for these services are listed below. In addition to the payments listed below, Capital Client Group, Inc. made payments to other firms, and in no case did any such payment exceed $100,000.

Charles Schwab	$1,800,000
Fidelity Investments	$2,290,000
Lincoln Network	$140,000
LPL Financial LLC	$2,450,000
Morgan Stanley Wealth Management	$1,100,000
UBS Financial Services Inc.	$450,000
Wells Fargo Advisors	$450,000

Capital Client Group, Inc. also pays expenses associated with meetings and other training and educational opportunities conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial professionals and shareholders about American Funds.

Capital Client Group, Inc. pays the recordkeepers listed below up to $1.5 million annually for product services, platform consideration, participation at recordkeeper-sponsored events and co-branding and other marketing services. The amount of the payment is based on the level of services and the access provided by the recordkeeper.

Ascensus Empower (Great West Life & Annuity Insurance Company)	Nationwide Principal
John Hancock	Transamerica Voya

If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives to investment dealers in differing amounts, dealer firms and their financial professionals may have financial incentives for recommending a particular mutual fund over other mutual funds or investments, creating a potential conflict of interest. You should consult with your financial professional and review carefully any disclosure by your financial professional’s firm as to compensation received.

Fund expenses In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses tables in this prospectus.

“Other expenses” items in the Annual Fund Operating Expenses tables in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund's investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to Class R-6 shares (which could be increased as noted above) for administrative services provided to this share class.

The “Other expenses” items in the Annual Fund Operating Expenses table for the fund also include custodial, legal, transfer agent payments and various other expenses.

Tax-exempt income funds - Class R-6 / Prospectus     36

Financial highlights The Financial Highlights tables are intended to help you understand the fund’s results for the past five fiscal years (or, if shorter, the period of operations). Certain information reflects financial results for a single share of a particular class. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the tables reflect the impact, if any, of certain waivers/reimbursements from Capital Research and Management Company. For more information about these waivers/reimbursements, see the fund's statement of additional information and Form N-CSR. The information in the Financial Highlights tables has been audited by PricewaterhouseCoopers LLP, whose current reports, along with the fund’s financial statements, are included in the statement of additional information for the fund, which is available upon request.

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$9.81	$.25	$.12	$.37	$(.24)	$—	$(.24)	$9.94	3.81%	$1,085.45%				.44%		2.49%
7/31/2023	9.95	.18	(.14)	.04	(.18)	—	(.18)	9.81	.40	1,218.45				.43		1.86
7/31/2022	10.33	.06	(.36)	(.30)	(.06)	(.02)	(.08)	9.95	(2.91)	1,318.53				.53		.58
7/31/2021	10.37	.07	(.01)	.06	(.07)	(.03)	(.10)	10.33	.56	1,161.57				.57		.68
7/31/2020	10.19	.13	.18	.31	(.13)	—	(.13)	10.37	3.07	938.58				.58		1.27
Class T:
7/31/2024	9.81	.26	.12	.38	(.25)	—	(.25)	9.94	3.97 [4]	—	[5]	.28	[4]	.27	[4]	2.66	[4]
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58 [4]	—	[5]	.26	[4]	.25	[4]	2.04	[4]
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.75)[4]	—	[5]	.38	[4]	.38	[4]	.72	[4]
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.72 [4]	—	[5]	.42	[4]	.42	[4]	.84	[4]
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.22 [4]	—	[5]	.43	[4]	.42	[4]	1.43	[4]
Class F-1:
7/31/2024	9.81	.23	.12	.35	(.22)	—	(.22)	9.94	3.60	3.64				.63		2.29
7/31/2023	9.95	.16	(.14)	.02	(.16)	—	(.16)	9.81	.21	5.63				.61		1.68
7/31/2022	10.33	.04	(.36)	(.32)	(.04)	(.02)	(.06)	9.95	(3.09)	6.73				.73		.36
7/31/2021	10.37	.05	(.01)	.04	(.05)	(.03)	(.08)	10.33	.37	9.76				.76		.51
7/31/2020	10.19	.11	.18	.29	(.11)	—	(.11)	10.37	2.87	9.77				.76		1.08
Class F-2:
7/31/2024	9.81	.26	.12	.38	(.25)	—	(.25)	9.94	3.93	196.33				.32		2.61
7/31/2023	9.95	.19	(.14)	.05	(.19)	—	(.19)	9.81	.51	251.34				.32		1.96
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.79)	293.42				.42		.68
7/31/2021	10.37	.08	(.01)	.07	(.08)	(.03)	(.11)	10.33	.68	290.45				.45		.80
7/31/2020	10.19	.14	.18	.32	(.14)	—	(.14)	10.37	3.19	218.46				.45		1.40
Class F-3:
7/31/2024	9.81	.27	.12	.39	(.26)	—	(.26)	9.94	4.00	501.25				.25		2.69
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58	531.26				.25		2.07
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	335.33				.33		.85
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75	107.39				.38		.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.25	74.40				.39		1.44
Class R-6:
7/31/2024	9.81	.27	.12	.39	(.26)	—	(.26)	9.94	4.00	121.26				.25		2.68
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58	204.26				.25		2.03
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	253.35				.35		.75
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75	229.39				.38		.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.26	162.39				.39		1.46

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	42%	53%[6]	53%	49%	65%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain reimbursements from Capital Research and Management Company. During some of the years shown, Capital Research and Management Company reimbursed a portion of miscellaneous fees and expenses.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 60% without the adjustment.

37     Tax-exempt income funds - Class R-6 / Prospectus

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$15.08	$.35	$.22	$.57	$(.34)	$—	$(.34)	$15.31	3.80%	$3,102.60%				.60%		2.33%
7/31/2023	15.29	.26	(.21)	.05	(.26)	—	(.26)	15.08	.31	3,431.59				.58		1.75
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.46)	3,959.57				.57		.85
7/31/2021	16.23	.16	.08	.24	(.16)	(.09)	(.25)	16.22	1.50	4,273.58				.58		.98
7/31/2020	15.93	.25	.36	.61	(.26)	(.05)	(.31)	16.23	3.88	3,539.60				.60		1.58
Class C:
7/31/2024	15.08	.24	.22	.46	(.23)	—	(.23)	15.31	3.08	11		1.30		1.30		1.63
7/31/2023	15.29	.15	(.21)	(.06)	(.15)	—	(.15)	15.08	(.39)	15		1.29		1.28		1.05
7/31/2022	16.22	.02	(.85)	(.83)	(.02)	(.08)	(.10)	15.29	(5.13)	17		1.27		1.27		.15
7/31/2021	16.23	.04	.08	.12	(.04)	(.09)	(.13)	16.22	.78	18		1.28		1.28		.28
7/31/2020	15.93	.13	.36	.49	(.14)	(.05)	(.19)	16.23	3.16	16		1.30		1.30		.89
Class T:
7/31/2024	15.08	.39	.22	.61	(.38)	—	(.38)	15.31	4.12 [4]	—	[5]	.30	[4]	.30	[4]	2.64	[4]
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65 [4]	—	[5]	.26	[4]	.25	[4]	2.09	[4]
7/31/2022	16.22	.18	(.85)	(.67)	(.18)	(.08)	(.26)	15.29	(4.18)[4]	—	[5]	.27	[4]	.27	[4]	1.15	[4]
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.80 [4]	—	[5]	.28	[4]	.28	[4]	1.29	[4]
7/31/2020	15.93	.29	.36	.65	(.30)	(.05)	(.35)	16.23	4.18 [4]	—	[5]	.30	[4]	.30	[4]	1.89	[4]
Class F-1:
7/31/2024	15.08	.34	.22	.56	(.33)	—	(.33)	15.31	3.77	29.64				.64		2.29
7/31/2023	15.29	.25	(.21)	.04	(.25)	—	(.25)	15.08	.28	39.62				.62		1.70
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.50)	54.61				.61		.79
7/31/2021	16.23	.15	.08	.23	(.15)	(.09)	(.24)	16.22	1.46	86.61				.61		.97
7/31/2020	15.93	.24	.36	.60	(.25)	(.05)	(.30)	16.23	3.85	97.62				.62		1.54
Class F-2:
7/31/2024	15.08	.38	.22	.60	(.37)	—	(.37)	15.31	4.04	676.37				.37		2.56
7/31/2023	15.29	.29	(.21)	.08	(.29)	—	(.29)	15.08	.55	891.35				.35		1.98
7/31/2022	16.22	.17	(.85)	(.68)	(.17)	(.08)	(.25)	15.29	(4.24)	1,022.34				.34		1.08
7/31/2021	16.23	.20	.08	.28	(.20)	(.09)	(.29)	16.22	1.74	1,185.34				.34		1.21
7/31/2020	15.93	.28	.36	.64	(.29)	(.05)	(.34)	16.23	4.12	777.36				.36		1.81
Class F-3:
7/31/2024	15.08	.40	.22	.62	(.39)	—	(.39)	15.31	4.16	1,559.26				.26		2.68
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65	1,532.25				.24		2.11
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	1,054.23				.23		1.19
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	1,042.24				.24		1.27
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	422.26				.26		1.91
Class R-6:
7/31/2024	15.08	.40	.22	.62	(.39)	—	(.39)	15.31	4.16	164.26				.26		2.67
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65	752.25				.24		2.09
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	839.23				.23		1.19
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	961.24				.24		1.31
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	692.26				.26		1.88

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	33%	39%[6]	47%	43%	56%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During one of the years shown, Capital Research and Management Company waived a portion of investment advisory services fees.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

6 The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 45% without the adjustment.

Tax-exempt income funds - Class R-6 / Prospectus     38

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Class A:
7/31/2024	$12.20	$.37	$.23	$.60	$(.35)	$—	$(.35)	$12.45	5.04%	$11,790.53%				3.03%
7/31/2023	12.46	.32	(.27)	.05	(.31)	—	(.31)	12.20	.48	11,644.53				2.66
7/31/2022	13.78	.26	(1.25)	(.99)	(.26)	(.07)	(.33)	12.46	(7.28)	12,649.50				2.01
7/31/2021	13.54	.28	.26	.54	(.28)	(.02)	(.30)	13.78	4.06	14,558.51				2.07
7/31/2020	13.29	.33	.25	.58	(.33)	—	(.33)	13.54	4.40	12,623.52				2.46
Class C:
7/31/2024	12.20	.28	.23	.51	(.26)	—	(.26)	12.45	4.24	165		1.28		2.28
7/31/2023	12.46	.23	(.27)	(.04)	(.22)	—	(.22)	12.20	(.27)	218		1.28		1.90
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16)	(.07)	(.23)	12.46	(7.97)	289		1.25		1.25
7/31/2021	13.54	.18	.26	.44	(.18)	(.02)	(.20)	13.78	3.28	370		1.26		1.33
7/31/2020	13.29	.23	.25	.48	(.23)	—	(.23)	13.54	3.64	376		1.26		1.73
Class T:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.32 [3]	—	[4]	.27	[3]	3.29	[3]
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76 [3]	—	[4]	.24	[3]	2.95	[3]
7/31/2022	13.78	.29	(1.25)	(.96)	(.29)	(.07)	(.36)	12.46	(7.05)[3]	—	[4]	.25	[3]	2.25	[3]
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.32 [3]	—	[4]	.26	[3]	2.31	[3]
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.65 [3]	—	[4]	.27	[3]	2.70	[3]
Class F-1:
7/31/2024	12.20	.36	.23	.59	(.34)	—	(.34)	12.45	4.96	152.62				2.95
7/31/2023	12.46	.31	(.27)	.04	(.30)	—	(.30)	12.20	.40	185.61				2.58
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25)	(.07)	(.32)	12.46	(7.35)	227.59				1.92
7/31/2021	13.54	.27	.26	.53	(.27)	(.02)	(.29)	13.78	3.97	270.59				2.00
7/31/2020	13.29	.32	.25	.57	(.32)	—	(.32)	13.54	4.31	313.60				2.39
Class F-2:
7/31/2024	12.20	.40	.23	.63	(.38)	—	(.38)	12.45	5.24	5,516.35				3.21
7/31/2023	12.46	.34	(.27)	.07	(.33)	—	(.33)	12.20	.66	5,135.35				2.84
7/31/2022	13.78	.28	(1.25)	(.97)	(.28)	(.07)	(.35)	12.46	(7.11)	5,047.33				2.18
7/31/2021	13.54	.31	.26	.57	(.31)	(.02)	(.33)	13.78	4.24	5,469.33				2.24
7/31/2020	13.29	.35	.25	.60	(.35)	—	(.35)	13.54	4.59	3,814.34				2.63
Class F-3:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.35	5,816.25				3.32
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76	5,108.24				2.94
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	6,245.22				2.29
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	6,718.23				2.36
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	7,950.24				2.74
Class R-6:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.35	—	[4]	.25		3.32
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76	675.24				2.95
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	693.22				2.30
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	638.23				2.35
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	473.24				2.76

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	26%	23%	29%	21%	24%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

4 Amount less than $1 million.

39     Tax-exempt income funds - Class R-6 / Prospectus

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$14.68	$.64	$.61	$1.25	$(.58)	$—	$(.58)	$15.35	8.77%	$5,182.66%				.65%		4.36%
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.49)	4,849.65				.64		3.98
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.78)	5,354.63				.63		2.95
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.52	5,875.65				.65		2.91
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.68	4,871.68				.68		3.63
Class C:
7/31/2024	14.68	.53	.61	1.14	(.47)	—	(.47)	15.35	7.97	106		1.38		1.37		3.65
7/31/2023	15.30	.48	(.67)	(.19)	(.43)	—	(.43)	14.68	(1.21)	124		1.37		1.36		3.26
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35)	(.13)	(.48)	15.30	(8.43)	161		1.33		1.33		2.23
7/31/2021	16.20	.36	1.04	1.40	(.37)	(.03)	(.40)	17.20	8.76	209		1.35		1.35		2.22
7/31/2020	16.33	.48	(.17)	.31	(.43)	(.01)	(.44)	16.20	1.97	203		1.38		1.38		2.93
Class T:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.09 [4]	—	[5]	.37	[4]	.36	[4]	4.65	[4]
7/31/2023	15.30	.62	(.67)	(.05)	(.57)	—	(.57)	14.68	(.21)[4]	—	[5]	.37	[4]	.36	[4]	4.26	[4]
7/31/2022	17.20	.53	(1.79)	(1.26)	(.51)	(.13)	(.64)	15.30	(7.51)[4]	—	[5]	.33	[4]	.33	[4]	3.25	[4]
7/31/2021	16.20	.53	1.04	1.57	(.54)	(.03)	(.57)	17.20	9.84 [4]	—	[5]	.35	[4]	.35	[4]	3.21	[4]
7/31/2020	16.33	.64	(.17)	.47	(.59)	(.01)	(.60)	16.20	2.99 [4]	—	[5]	.38	[4]	.38	[4]	3.92	[4]
Class F-1:
7/31/2024	14.68	.64	.61	1.25	(.58)	—	(.58)	15.35	8.73	111.69				.68		4.32
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.52)	97.68				.67		3.95
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.81)	100.66				.66		2.91
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.50	125.68				.68		2.90
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.66	146.70				.70		3.60
Class F-2:
7/31/2024	14.68	.68	.61	1.29	(.62)	—	(.62)	15.35	9.03	2,699.43				.42		4.58
7/31/2023	15.30	.61	(.67)	(.06)	(.56)	—	(.56)	14.68	(.26)	2,130.42				.41		4.22
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50)	(.13)	(.63)	15.30	(7.57)	1,784.39				.39		3.20
7/31/2021	16.20	.52	1.04	1.56	(.53)	(.03)	(.56)	17.20	9.78	1,773.41				.41		3.13
7/31/2020	16.33	.63	(.17)	.46	(.58)	(.01)	(.59)	16.20	2.93	1,186.44				.44		3.86
Class F-3:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.14	3,524.32				.31		4.69
7/31/2023	15.30	.63	(.67)	(.04)	(.58)	—	(.58)	14.68	(.15)	2,654.31				.30		4.32
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	2,302.29				.29		3.32
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,914.31				.31		3.22
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	1,085.33				.33		3.97
Class R-6:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.14	1,258.32				.31		4.70
7/31/2023	15.30	.63	(.67)	(.04)	(.58)	—	(.58)	14.68	(.15)	1,137.31				.31		4.32
7/31/2022	17.20	.53	(1.78)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	1,149.29				.29		3.31
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,066.31				.31		3.25
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	794.33				.33		3.98

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	29%	26%	35%	24%	35%

1 Based on average shares outstanding.

2 Total returns exclude any applicable sales charges, including contingent deferred sales charges.

3 This column reflects the impact, if any, of certain waivers from Capital Research and Management Company. During some of the years shown, Capital Research and Management Company waived a portion of investment advisory services fees.

4 All or a significant portion of assets in this class consisted of seed capital invested by Capital Research and Management Company and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

5 Amount less than $1 million.

Tax-exempt income funds - Class R-6 / Prospectus     40

Appendix

Moody’s long-term rating scale

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

S&P Global Ratings long-term-issue credit ratings

S&P Global Ratings (“S&P”) rates the long-term debt securities of various entities in categories ranging from AAA to D according to quality. The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories. Ratings are described as follows:

AAA — An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated AA differs from the highest rated obligations only in a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A — An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB — An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.

BB, B, CCC, CC and C — Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B — An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC — An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC — An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C — An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D — An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

41     Tax-exempt income funds - Class R-6 / Prospectus

Plus (+) or minus (–) — The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR — Indicates that a rating has not been assigned or is no longer assigned.

Fitch Ratings, Inc. long-term credit ratings

AAA — Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB — Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Substantial credit risk. Default is a real possibility.

CC — Very high levels of credit risk. Default of some kind appears probable.

C — Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Tax-exempt income funds - Class R-6 / Prospectus     42

RD — Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D — Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

43     Tax-exempt income funds - Class R-6 / Prospectus

Notes

Tax-exempt income funds - Class R-6 / Prospectus     44

For shareholder services and 24-hour information	American Funds Service Company (800) 421-4225 capitalgroup.com For Class R-6 share information, visit AmericanFundsRetirement.com
For retirement plan services	Call your employer or plan administrator
Telephone calls you have with Capital Group may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to Capital Group on the telephone, you consent to such monitoring and recording.

Annual/Semi-annual report to shareholders and Form N-CSR Additional information about the fund’s investments is available in the fund’s annual and semi-annual reports to shareholders and in the Form N-CSR on file with the U.S. Securities and Exchange Commission (“SEC”). In the fund’s annual report, you will find a summary discussion of the key market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. In Form N-CSR, you will find the fund’s annual and semi-annual financial statements.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the SEC. These and other related materials about the fund are available for review on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov. The codes of ethics, current SAI, shareholder reports and other information such as the fund’s financial statements are also available, free of charge, on our website, capitalgroup.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, capitalgroup.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics or annual/semi-annual report to shareholders, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at 333 South Hope Street, Los Angeles, California 90071-1406.

Litho in USA CGD/TM/8020 Investment Company File No. 811-05750 Investment Company File No. 811-07888 Investment Company File No. 811-02421 Investment Company File No. 811-08576

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The American Funds Tax-Exempt Series II
(The Tax-Exempt Fund of California®)
American Funds Tax-Exempt Fund of New York®

Part B
Statement of Additional Information

October 1, 2024

This document is not a prospectus but should be read in conjunction with the current prospectus of American Funds Short-Term Tax-Exempt Bond Fund (“STEX”), Limited Term Tax-Exempt Bond Fund of America (“LTEX”), The Tax-Exempt Bond Fund of America (“TEBF”), American High-Income Municipal Bond Fund (“AHIM”), The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (“TEFCA”), and American Funds Tax-Exempt Fund of New York (“TEFNY”), dated October 1, 2024, and, where applicable, the Class R-6 prospectus for STEX, LTEX, TEBF and AHIM, dated October 1, 2024. Except where the context indicates otherwise, all references herein to the “fund” apply to each of the funds listed below. The prospectus may be obtained from your financial professional, by calling American Funds Service Company® at (800) 421-4225 or by writing to the funds at the following addresses:

Attention: Secretary

American Funds Short-Term Tax-Exempt Bond Fund
Limited Term Tax-Exempt Bond Fund of America
The Tax-Exempt Bond Fund of America
American High-Income Municipal Bond Fund
The American Funds Tax-Exempt Series II
(The Tax-Exempt Fund of California)	American Funds Tax-Exempt Fund of New York
333 South Hope Street	6455 Irvine Center Drive
Los Angeles, California 90071	Irvine, California 92618

	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class R-6
American Funds Short-Term Tax-Exempt Bond Fund	ASTEX	N/A	TAFSX	FSTTX	ASTFX	SFTEX	N/A
Limited Term Tax-Exempt Bond Fund of America	LTEBX	LTXCX	TLTTX	LTXFX	LTEFX	FLTEX	N/A
The Tax-Exempt Bond Fund of America	AFTEX	TEBCX	TLLLX	AFTFX	TEAFX	TFEBX	N/A
American High-Income Municipal Bond Fund	AMHIX	AHICX	TAHHX	ABHFX	AHMFX	HIMFX	N/A
The Tax-Exempt Fund of California	TAFTX	TECCX	TTCAX	TECFX	TEFEX	EXCAX	N/A
American Funds Tax-Exempt Fund of New York	NYAAX	NYACX	TATEX	NYAEX	NYAFX	TFNYX	N/A

Item	Page no.

Certain investment limitations and guidelines	2
Description of certain securities, investment techniques and risks	6
Fund policies	27
Management of the fund	29
Execution of portfolio transactions	75
Disclosure of portfolio holdings	78
Price of shares	80
Taxes and distributions	83
Purchase and exchange of shares	87
Sales charges	92
Sales charge reductions and waivers	95
Selling shares	99
Shareholder account services and privileges	100
General information	103
Appendix	117

Investment portfolio
Financial statements

Tax-exempt income funds — Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of each fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the funds’ investment limitations.

American Funds Short-Term Tax-Exempt Bond Fund

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax and that do not subject shareholders to federal alternative minimum tax.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund may invest up to 5% of its assets in debt securities rated in the BBB rating category (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody's Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The fund’s dollar-weighted average effective maturity will be no greater than three years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

Limited Term Tax-Exempt Bond Fund of America

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax and that do not subject fund shareholders to alternative minimum tax.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund may invest up to 20% of its assets in debt securities in the rating category of BBB and the rating category of Baa (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

Tax-exempt income funds — Page 2

· The fund will not purchase debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

· The dollar-weighted average effective maturity of the fund’s portfolio will be between one and 10 years. In calculating the effective maturity or average life of a particular debt security, a put, call, sinking fund or other feature will be considered to the extent it results in a security whose market characteristics indicate an effective maturity or average life that is shorter than its nominal or stated maturity. The investment adviser will consider the impact on effective maturity of potential changes in the financial condition of issuers and in market interest rates in making investment selections for the fund.

The Tax-Exempt Bond Fund of America

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

· The fund will not invest in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund will invest at least 65% of its assets in debt securities rated A- or better or A3 or better (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality, including cash and money market instruments.

· The fund may invest up to 35% of its assets in debt securities rated BBB+ or below and Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American High-Income Municipal Bond Fund

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities exempt from regular federal income tax.

· The fund may invest, without limitation, in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

Tax-exempt income funds — Page 3

· The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).

· The fund will invest at least 65% of its assets in debt securities rated A+ or below or A1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund will invest at least 50% of its assets in debt securities rated BBB+ or below or Baa1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the lowest of these ratings, consistent with the fund’s investment policies.

The Tax-Exempt Fund of California

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from both regular federal and California income taxes and that do not subject fund shareholders to alternative minimum tax.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

American Funds Tax-Exempt Fund of New York

· The fund will invest at least 80% of its assets in, or derive at least 80% of its income from, securities that are exempt from regular federal, New York State and New York City income taxes and that do not subject fund shareholders to alternative minimum tax.

· The fund may invest up to 20% of its assets in “private activity bonds” whose interest is generally subject to the federal alternative minimum tax.

· The fund may invest up to 10% of its assets in debt securities rated BB+ or below and Ba1 or below (by NRSROs designated by the fund’s investment adviser) or unrated but determined by the fund’s investment adviser to be of equivalent quality.

· The fund currently intends to consider the ratings from Moody’s Investors Service, S&P Global Ratings and Fitch Ratings. If agency ratings of a security differ, the security will be considered to have received the highest of these ratings, consistent with the fund's investment policies.

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* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

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Description of certain securities, investment techniques and risks

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Market conditions – The value of, and the income generated by, the securities in which the fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors, or the overall markets. Rapid or unexpected changes in market conditions could cause the fund to liquidate its holdings at inopportune times or at a loss or depressed value. The value of a particular holding may decrease due to developments related to that issuer, but also due to general market conditions, including real or perceived economic developments such as changes in interest rates, credit quality, inflation, or currency rates, or generally adverse investor sentiment. The value of a holding may also decline due to factors that negatively affect a particular industry or sector, such as labor shortages, increased production costs, or competitive conditions.

Global economies and financial markets are highly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, local, regional and global events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats, or bank failures could also adversely impact issuers, markets and economies, including in ways that cannot necessarily be foreseen. The fund could be negatively impacted if the value of a portfolio holding were harmed by such conditions or events.

Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, bank failures or other events, can adversely affect local and global markets and normal market operations. Market disruptions may exacerbate political, social, and economic risks. Additionally, market disruptions may result in increased market volatility; regulatory trading halts; closure of domestic or foreign exchanges, markets, or governments; or market participants operating pursuant to business continuity plans for indeterminate periods of time. Such events can be highly disruptive to economies and markets and significantly impact individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the fund’s investments and operation of the fund. These events could disrupt businesses that are integral to the fund’s operations or impair the ability of employees of fund service providers to perform essential tasks on behalf of the fund.

Governmental and quasi-governmental authorities may take a number of actions designed to support local and global economies and the financial markets in response to economic disruptions. Such actions may include a variety of significant fiscal and monetary policy changes, including, for example, direct capital infusions into companies, new monetary programs and significantly lower interest rates. These actions may result in significant expansion of public debt and may result in greater market risk. Additionally, an unexpected or quick reversal of these policies, or the ineffectiveness of these policies, could negatively impact overall investor sentiment and further increase volatility in securities markets.

Debt instruments — Debt securities, also known as “fixed income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations

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will generally be greater for longer-term debt securities than for shorter-term debt securities. Prices of these securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or they may pay only a small fraction of the amount owed. Direct indebtedness of countries, particularly developing countries, also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated debt securities, or they may already be in default. Such securities are sometimes referred to as “junk bonds” or high yield bonds. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities. Investment grade bonds in the ratings categories A or Baa/BBB also may be more susceptible to changes in market or economic conditions than bonds rated in the highest rating categories.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. As discussed under “Market conditions” above in this statement of additional information, governments and quasi-governmental authorities may take actions to support local and global economies and financial markets during periods of economic crisis, including direct capital infusions into companies, new monetary programs and significantly lower interest rates. Such actions may expose fixed income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund may have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

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Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the appendix to this statement of additional information for more information about credit ratings.

Municipal bonds — Municipal bonds are debt obligations that are exempt from federal, state and/or local income taxes. Opinions relating to the validity of municipal bonds, exclusion of municipal bond interest from an investor’s gross income for federal income tax purposes and, where applicable, state and local income tax, are rendered by bond counsel to the issuing authorities at the time of issuance.

The two principal classifications of municipal bonds are general obligation bonds and limited obligation or revenue bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit including, if available, its taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and various regional or special districts. The proceeds of these obligations are used to fund a wide range of public facilities, such as the construction or improvement of schools, highways and roads, water and sewer systems and facilities for a variety of other public purposes. Lease revenue bonds or certificates of participation in leases are payable from annual lease rental payments from a state or locality. Annual rental payments are payable to the extent such rental payments are appropriated annually.

Typically, the only security for a limited obligation or revenue bond is the net revenue derived from a particular facility or class of facilities financed thereby or, in some cases, from the proceeds of a special tax or other special revenues. Revenue bonds have been issued to fund a wide variety of revenue-producing public capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; hospitals; and convention, recreational, tribal gaming and housing facilities. Although the security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund which may also be used to make principal and interest payments on the issuer's obligations. In addition, some revenue obligations (as well as general obligations) are insured by a bond insurance company or backed by a letter of credit issued by a banking institution.

Revenue bonds also include, for example, pollution control, health care and housing bonds, which, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but by the revenues of the authority derived from payments by the private entity which owns or operates the facility financed with the proceeds of the bonds. Obligations of housing finance authorities have a wide range of security features, including reserve funds and insured or subsidized mortgages, as well as the net revenues from housing or other public projects. Many of these bonds do not generally constitute the pledge of the credit of the issuer of such bonds. The credit quality of such revenue bonds is usually directly related to the credit standing of the user of the facility being financed or of an institution which provides a guarantee, letter of credit or other credit enhancement for the bond issue.

Municipal inflation-indexed bonds — The fund may invest in inflation-indexed bonds issued by municipalities. Interest payments are made to bondholders semi-annually and are made up of two components: a fixed “real coupon” or spread, and a variable coupon linked to an inflation index. Accordingly, payments will increase or decrease each period as a result of changes in the inflation index. In a period of deflation payments may decrease to zero, but in any event will not be less than zero.

Insured municipal bonds — The fund may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. The insurance for such bonds may be purchased by the bond issuer, the fund or any other party, and is usually purchased from private,

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non-governmental insurance companies. Insurance that covers a municipal bond is expected to protect the fund against losses caused by a bond issuer’s failure to make interest or principal payments. However, insurance does not guarantee the market value of the bond or the prices of the fund‘s shares. Also, the investment adviser cannot be certain that the insurance company will make payments it guarantees. The market value of the bond could drop if a bond's insurer fails to fulfill its obligations. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. When rating agencies lower or withdraw the credit rating of the insurer, the insurance may be providing little or no enhancement of credit or resale value to the municipal bond.

U.S. Territories and Commonwealth obligations — The fund may invest in obligations of the territories and Commonwealths of the United States, such as Puerto Rico, the U.S. Virgin Islands, Guam and their agencies and authorities (“territories and Commonwealth”), to the extent such obligations are exempt from federal income taxes. Adverse political and economic conditions and developments affecting any territory or Commonwealth may, in turn, negatively affect the value of the fund’s holdings in such obligations. Territories and Commonwealths face significant fiscal challenges, including persistent government deficits, underfunded retirement systems, sizable debt service obligations and a high unemployment rate. A restructuring of some or all of the debt or a decline in market prices of the territories’ and Commonwealths’ debt obligations, may affect the fund’s investment in these securities. If the economic situation in the territories and Commonwealths persists or worsens, the volatility, credit quality and performance of the fund could be adversely affected.

Zero coupon bonds — Municipalities may issue zero coupon securities which are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Pre-refunded/Escrowed to maturity bonds — From time to time, a municipality may refund a bond that it has already issued prior to, or in the case of escrowed to maturity bonds on, the original bond’s call or maturity date by issuing a second bond, the proceeds of which are typically used to purchase securities of the U.S. government (including its agencies and instrumentalities). The U.S. government securities are placed in an escrow account. The original bonds then become "pre-refunded" or "escrowed to maturity" and while the security is still tax-exempt, the proceeds of the escrow account act as collateral and the original bonds are considered high-quality in nature as a result. The principal and interest payments on the escrowed securities are then used to pay off the original bondholders on the call or maturity date. The escrow account securities do not guarantee the price movement of the bond before maturity. Investment in pre-refunded and escrowed to maturity bonds held by the fund may subject the fund to interest rate risk, market risk and credit risk. For purposes of diversification, pre-refunded and escrowed to maturity bonds will be treated as U.S. governmental issues.

Cash and cash equivalents — The fund may hold cash and invest in cash equivalents. Cash equivalents include, but are not limited to: (a) shares of money market or similar funds managed by the investment adviser or its affiliates; (b) shares of other money market funds; (c) tax-exempt commercial paper (e.g., short-term notes obligations issued by municipalities that mature, or that may be redeemed in 270 days or less); (d) municipal notes (e.g., bond anticipation notes, revenue anticipation notes, and tax anticipation notes issued by municipalities that mature, or that may be redeemed in one year or less); (e) municipal obligations backed by letters of credit issued by banks or other financial institutions or government agencies that mature, or that may be redeemed in one year or less; (f) tax-exempt variable rate debt issued by municipal conduits for corporate obligors; and (g) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed in one year or less.

Commercial paper — The fund may purchase tax-exempt and/or taxable commercial paper. Commercial paper refers to short-term promissory notes issued by a municipality or corporation to

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finance its current operations. Such securities normally have maturities of thirteen months or less and, though commercial paper is often unsecured, commercial paper may be supported by letters of credit, surety bonds or other forms of collateral. Maturing commercial paper issuances are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline and vice versa. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligations and commercial paper may become illiquid or suffer from reduced liquidity in these or other situations.

Commercial paper in which the fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”). Section 4(a)(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of Section 4(a)(2) commercial paper is limited to institutional investors who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Technically, such a restriction on resale renders Section 4(a)(2) commercial paper a restricted security under the 1933 Act. In practice, however, Section 4(a)(2) commercial paper typically can be resold as easily as any other unrestricted security held by the fund. Accordingly, Section 4(a)(2) commercial paper has been generally determined to be liquid under procedures adopted by the fund’s board of trustees.

Temporary investments — The fund may invest in short-term municipal obligations of up to one year in maturity when temporary defensive strategies are used as a result of abnormal market conditions, or when such investments are considered advisable for liquidity. Generally, the income from such short-term municipal obligations is exempt from federal income tax. Further, a portion of the fund’s assets may be held in cash or invested in high-quality taxable short-term securities of up to one year in maturity. Such investments may include: (a) obligations of the U.S. Treasury; (b) obligations of agencies and instrumentalities of the U.S. government; (c) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances; and (d) repurchase agreements.

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Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging. Although these transactions will not be entered into for leveraging purposes, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

Under the SEC’s rule applicable to the fund’s use of derivatives, when issued, forward-settling and nonstandard settlement cycle securities will be treated as derivatives unless the fund intends to physically settle these transactions and the transactions will settle within 35 days of their respective trade dates.

Unfunded commitment agreements — The fund may enter into unfunded commitment agreements to make certain investments, including unsettled bank loan purchase transactions. Under the SEC’s rule applicable to the fund’s use of derivatives, unfunded commitment agreements are not derivatives transactions. The fund will only enter into such unfunded commitment agreements if the fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements as they come due.

Derivatives — In pursuing its investment objective, the fund may invest in derivative instruments. A derivative is a financial instrument, the value of which depends on, or is otherwise derived from, another underlying variable. Most often, the variable underlying a derivative is the price of a traded asset, such as a traditional cash security (e.g., a stock or bond), a currency or a commodity; however, the value of a derivative can be dependent on almost any variable, from the level of an index or a specified rate to the occurrence (or non-occurrence) of a credit event with respect to a specified reference asset. The fund may take positions in futures contracts and options on futures contracts and swaps, each of which is a derivative instrument described in greater detail below.

Derivative instruments may be distinguished by the manner in which they trade: some are standardized instruments that trade on an organized exchange while others are individually negotiated and traded in the over-the-counter (“OTC”) market. Derivatives also range broadly in complexity, from simple derivatives to more complex instruments. As a general matter, however, all derivatives — regardless of the manner in which they trade or their relative complexities — entail certain risks, some of which are different from, and potentially greater than, the risks associated with investing directly in traditional cash securities.

As is the case with traditional cash securities, derivative instruments are generally subject to counterparty credit risk; however, in some cases, derivatives may pose counterparty risks greater than those posed by cash securities. The use of derivatives involves the risk that a loss may be sustained by the fund as a result of the failure of the fund’s counterparty to make required payments or otherwise to comply with its contractual obligations. For some derivatives, though, the value of — and, in effect, the return on — the instrument may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a derivative instrument may result in losses. Further, if a

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fund’s counterparty were to default on its obligations, the fund’s contractual remedies against such counterparty may be subject to applicable bankruptcy and insolvency laws, which could affect the fund’s rights as a creditor and delay or impede the fund’s ability to receive the net amount of payments that it is contractually entitled to receive. Derivative instruments are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

The value of some derivative instruments in which the fund invests may be particularly sensitive to changes in prevailing interest rates, currency exchange rates or other market conditions. Like the fund’s other investments, the ability of the fund to successfully utilize such derivative instruments may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors. The success of the fund’s derivative investment strategy will also depend on the investment adviser’s ability to assess and predict the impact of market or economic developments on the derivative instruments in which the fund invests, in some cases without having had the benefit of observing the performance of a derivative under all possible market conditions. If the investment adviser incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, or if the investment adviser incorrectly predicts the impact of developments on a derivative instrument, the fund could suffer losses.

Certain derivatives may also be subject to liquidity and valuation risks. The potential lack of a liquid secondary market for a derivative (and, particularly, for an OTC derivative, including swaps and OTC options) may cause difficulty in valuing or selling the instrument. If a derivative transaction is particularly large or if the relevant market is illiquid, as is often the case with many privately-negotiated OTC derivatives, the fund may not be able to initiate a transaction or to liquidate a position at an advantageous time or price. Particularly when there is no liquid secondary market for the fund’s derivative positions, the fund may encounter difficulty in valuing such illiquid positions. The value of a derivative instrument does not always correlate perfectly with its underlying asset, rate or index, and many derivatives, and OTC derivatives in particular, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the fund.

Because certain derivative instruments may obligate the fund to make one or more potential future payments, which could significantly exceed the value of the fund’s initial investments in such instruments, derivative instruments may also have a leveraging effect on the fund’s portfolio. Certain derivatives have the potential for unlimited loss, irrespective of the size of the fund’s investment in the instrument. When a fund leverages its portfolio, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes.

The fund’s compliance with the SEC’s rule applicable to the fund’s use of derivatives may limit the ability of the fund to use derivatives as part of its investment strategy. The rule requires that a fund that uses derivatives in more than a limited manner, which is currently the case for the fund, adopt a derivatives risk management program, appoint a derivatives risk manager and comply with an outer limit on leverage based on value at risk, or “VaR”. VaR is an estimate of an instrument’s or portfolio’s potential losses over a given time horizon (i.e., 20 trading days) and at a specified confidence level (i.e., 99%). VaR will not provide, and is not intended to provide, an estimate of an instrument’s or portfolio’s maximum potential loss amount. For example, a VaR of 5% with a specified confidence level of 99% would mean that a VaR model estimates that 99% of the time a fund would not be expected to lose more than 5% of its total assets over the given time period. However, 1% of the time, the fund would be expected to lose more than 5% of its total assets, and in such a scenario the VaR model does not provide an estimate of the extent of this potential loss. The derivatives rule may not be effective in limiting the fund’s risk of loss, as measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in the fund’s derivatives or other investments. A fund is generally required to satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 200% of the VaR of a

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designated reference portfolio that does not utilize derivatives each business day. If a fund does not have an appropriate designated reference portfolio in light of the fund’s investments, investment objectives and strategy, a fund must satisfy the rule’s outer limit on leverage by limiting the fund’s VaR to 20% of the value of the fund’s net assets each business day.

Options — The fund may invest in option contracts, including options on futures and options on currencies, as described in more detail under “Futures and Options on Futures” and “Currency Transactions,” respectively. An option contract is a contract that gives the holder of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price, which is also referred to as the strike price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the option premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the strike price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

As a buyer of a put option, the fund can expect to realize a gain if the price of the underlying currency or instrument falls substantially. However, if the price of the underlying currency or instrument does not fall enough to offset the cost of purchasing the option, the fund can expect to suffer a loss, albeit a loss limited to the amount of the option premium plus any applicable transaction costs.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified strike price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the strike price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the strike price while the option is outstanding, regardless of price changes.

If the price of the underlying currency or instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If the

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price of the underlying currency or instrument remains the same over time, it is likely that the writer would also profit because it should be able to close out the option at a lower price. This is because an option’s value decreases with time as the currency or instrument approaches its expiration date. If the price of the underlying currency or instrument falls, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying currency or instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the strike price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Several risks are associated with transactions in options on currencies, securities and other instruments (referred to as the “underlying instruments”). For example, there may be significant differences between the underlying instruments and options markets that could result in an imperfect correlation between these markets, which could cause a given transaction not to achieve its objectives. When a put or call option on a particular underlying instrument is purchased to hedge against price movements in a related underlying instrument, for example, the price to close out the put or call option may move more or less than the price of the related underlying instrument.

Options prices can diverge from the prices of their underlying instruments for a number of reasons. Options prices are affected by such factors as current and anticipated short-term interest rates, changes in the volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices in the same way. Imperfect correlation may also result from differing levels of demand in the options markets and the markets for the underlying instruments, from structural differences in how options and underlying instruments are traded, or from imposition of daily price fluctuation limits or trading halts. The fund may purchase or sell options contracts with a greater or lesser value than the underlying instruments it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the underlying instruments, although this may not be successful. If price changes in the fund’s options positions are less correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

There is no assurance that a liquid market will exist for any particular options contract at any particular time. Options may have relatively low trading volumes and liquidity if their strike prices are not close to the current prices of the underlying instruments. In addition, exchanges may establish daily price fluctuation limits for exchange-traded options contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or to close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions and could potentially require the fund to hold a position until delivery or expiration regardless of changes in its value.

Combined positions involve purchasing and writing options in combination with each other, or in combination with futures or forward contracts, in order to adjust the risk and return profile of the fund’s overall position. For example, purchasing a put option and writing a call option on the same underlying instrument could construct a combined position with risk and return characteristics similar to selling a futures contract (but with leverage embedded). Another

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possible combined position would involve writing a call option at one strike price and buying a call option at a lower strike price to reduce the risk of the written call option in the event of a substantial price increase. Because such combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Futures and options on futures — The fund may enter into futures contracts and options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. A futures contract is an agreement to buy or sell a security or other financial instrument (the “reference asset”) for a set price on a future date. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. Futures contracts and options on futures contracts are standardized, exchange-traded contracts, and, when such contracts are bought or sold, the fund will incur brokerage fees and will be required to maintain margin deposits.

Unlike when the fund purchases or sells a security, such as a stock or bond, no price is paid or received by the fund upon the purchase or sale of a futures contract. When the fund enters into a futures contract, the fund is required to deposit with its futures broker, known as a futures commission merchant (FCM), a specified amount of liquid assets in a segregated account in the name of the FCM at the applicable derivatives clearinghouse or exchange. This amount, known as initial margin, is set by the futures exchange on which the contract is traded and may be significantly modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the fund upon termination of the contract, assuming all contractual obligations have been satisfied. Additionally, on a daily basis, the fund pays or receives cash, or variation margin, equal to the daily change in value of the futures contract. Variation margin does not represent a borrowing or loan by the fund but is instead a settlement between the fund and the FCM of the amount one party would owe the other if the futures contract expired. In computing daily net asset value, the fund will mark-to-market its open futures positions. A fund is also required to deposit and maintain margin with an FCM with respect to put and call options on futures contracts written by the fund. Such margin deposits will vary depending on the nature of the underlying futures contract (and related initial margin requirements), the current market value of the option, and other futures positions held by the fund. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of the fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the fund. An event of bankruptcy or insolvency at a clearinghouse or exchange holding initial margin could also result in losses for the fund.

When the fund invests in futures contracts and options on futures contracts and deposits margin with an FCM, the fund becomes subject to so-called “fellow customer” risk – that is, the risk that one or more customers of the FCM will default on their obligations and that the resulting losses will be so great that the FCM will default on its obligations and margin posted by one customer, such as the fund, will be used to cover a loss caused by a different defaulting customer. Applicable Commodity Futures Trading Commission (“CFTC”) rules generally prohibit the use of one customer’s funds to meet the obligations of another customer and limit the ability of an FCM to use margin posed by non-defaulting customers to satisfy losses caused by defaulting customers. As a general matter, an FCM is required to use its own funds to meet a defaulting customer’s obligations. While a customer’s loss would likely need to be substantial before non-defaulting customers would be exposed to loss on account of fellow customer risk, applicable CFTC rules nevertheless permit the commingling of margin and do not limit the mutualization of customer losses from investment losses, custodial failures, fraud or other causes. If the loss is so great that, notwithstanding the application of an FCM’s own funds, there is a shortfall in the amount of customer funds required to be held in segregation, the FCM could default and be placed into bankruptcy. Under these circumstances, bankruptcy law

Tax-exempt income funds — Page 15

provides that non-defaulting customers will share pro rata in any shortfall. A shortfall in customer segregated funds may also make the transfer of the accounts of non-defaulting customers to another FCM more difficult.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the reference asset, in practice, most futures contracts are usually closed out before the delivery date by offsetting purchases or sales of matching futures contracts. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical reference asset and the same delivery date. If the offsetting purchase price is less than the original sale price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is more, the fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price (in each case taking into account transaction costs, including brokerage fees), the fund realizes a gain; if it is less, the fund realizes a loss.

The fund may purchase and write call and put options on futures. A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract, and the writer is assigned the opposite short position. The opposite is true in the case of a put option. A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option. See also “Options” above for a general description of investment techniques and risks relating to options.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying reference asset. Purchasing futures contracts will, therefore, tend to increase the fund’s exposure to positive and negative price fluctuations in the reference asset, much as if the fund had purchased the reference asset directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the reference asset. Accordingly, selling futures contracts will tend to offset both positive and negative market price changes, much as if the reference asset had been sold.

There is no assurance that a liquid market will exist for any particular futures or futures options contract at any particular time. Futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price moves upward or downward more than the limit in a given day. On volatile trading days, when the price fluctuation limit is reached and a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the market for a futures contract is not liquid because of price fluctuation limits or other market conditions, the fund may be prevented from promptly liquidating unfavorable futures positions and the fund could be required to continue to hold a position until delivery or expiration regardless of changes in its value, potentially subjecting the fund to substantial losses. Additionally, the fund may not be able to take other actions or enter into other transactions to limit or reduce its exposure to the position. Under such circumstances, the fund would remain obligated to meet margin requirements until the position is cleared. As a result, the fund’s access to other assets posted as margin for its futures positions could also be impaired.

Although futures exchanges generally operate similarly in the United States and abroad, foreign futures exchanges may follow trading, settlement and margin procedures that are different than those followed by futures exchanges in the United States. Futures and futures options contracts traded outside the United States may not involve a clearing mechanism or related guarantees and may involve greater risk of loss than U.S.-traded contracts, including

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potentially greater risk of losses due to insolvency of a futures broker, exchange member, or other party that may owe initial or variation margin to the fund. Margin requirements on foreign futures exchanges may be different than those of futures exchanges in the United States, and, because initial and variation margin payments may be measured in foreign currency, a futures or futures options contract traded outside the United States may also involve the risk of foreign currency fluctuations.

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Swaps — The fund may enter into swaps, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return.

Swaps can be traded on a swap execution facility (“SEF”) and cleared through a central clearinghouse (cleared), traded OTC and cleared, or traded bilaterally and not cleared. For example, standardized interest rate swaps and credit default swap indices are traded on SEFs and cleared. Other forms of swaps, such as total return swaps, are entered into on a bilateral basis. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swaps, the fund will enter into swaps only with counterparties that meet certain credit standards and have agreed to specific collateralization procedures; however, if the counterparty’s creditworthiness deteriorates rapidly and the counterparty defaults on its obligations under the swap or declares bankruptcy, the fund may lose any amount it expected to receive from the counterparty. In addition, bilateral swaps are subject to certain regulatory margin requirements that mandate the posting and collection of minimum margin amounts, which may result in the fund and its counterparties posting higher margin amounts for bilateral swaps than would otherwise be the case.

The term of a swap can be days, months or years and certain swaps may be less liquid than others. If a swap is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Swaps can take different forms. The fund may enter into the following types of swaps:

Interest rate swaps — The fund may enter into interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap is generally equal to the net amount to be paid or received under the swap based on the relative value of the position held by each party.

In addition to the risks of entering into swaps discussed above, the use of interest rate swaps involves the risk of losses if interest rates change.

Total return swaps — The fund may enter into total return swaps in order to gain exposure to a market or security without owning or taking physical custody of such security or investing directly in such market. A total return swap is an agreement in

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which one party agrees to make periodic payments to the other party based on the change in market value of the assets underlying the contract during the specified term in exchange for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. The asset underlying the contract may be a single security, a basket of securities or a securities index. Like other swaps, the use of total return swaps involves certain risks, including potential losses if a counterparty defaults on its payment obligations to the fund or the underlying assets do not perform as anticipated. There is no guarantee that entering into a total return swap will deliver returns in excess of the interest costs involved and, accordingly, the fund’s performance may be lower than would have been achieved by investing directly in the underlying assets.

Credit default swap indices — In order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks, the fund may invest in credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”). A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party — the protection buyer — is obligated to pay the other party — the protection seller — a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits. Also, if a restructuring credit event occurs in an iTraxx index, the fund as protection buyer may receive a single name credit default swap (CDS) representing the relevant constituent.

The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap.

The use of CDSI, like all other swaps, is subject to certain risks, including the risk that the fund’s counterparty will default on its obligations. If such a default were to occur, any contractual remedies that the fund might have may be subject to applicable bankruptcy laws, which could delay or limit the fund’s recovery. Thus, if the fund’s counterparty to a CDSI transaction defaults on its obligation to make payments thereunder, the fund may lose such payments altogether or collect only a portion thereof, which collection could involve substantial costs or delays.

Additionally, when the fund invests in a CDSI as a protection seller, the fund will be indirectly exposed to the creditworthiness of issuers of the underlying reference obligations in the index. If the investment adviser to the fund does not correctly

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evaluate the creditworthiness of issuers of the underlying instruments on which the CDSI is based, the investment could result in losses to the fund.

Variable and floating rate obligations — The interest rates payable on certain securities and other instruments in which the fund may invest may not be fixed but may fluctuate based upon changes in market interest rates or credit ratings. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market interest rates or credit ratings. The rate adjustment features tend to limit the extent to which the market value of the obligations will fluctuate. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares.

Issue classification — Securities with the same general quality rating and maturity characteristics, but which vary according to the purpose for which they were issued, often tend to trade at different yields. Correspondingly, securities issued for similar purposes and with the same general maturity characteristics, but which vary according to the creditworthiness of their respective issuers, tend to trade at different yields. These yield differentials tend to fluctuate in response to political and economic developments, as well as temporary imbalances in normal supply/demand relationships. The investment adviser monitors these fluctuations closely, and will attempt to adjust portfolio concentrations in various issue classifications according to the value disparities brought about by these yield relationship fluctuations.

The investment adviser believes that, in general, the market for municipal bonds is less liquid than that for taxable fixed income securities. Accordingly, the ability of the fund to make purchases and sales of securities in the foregoing manner may, at any particular time and with respect to any particular securities, be limited or non-existent.

Private placements — Generally, municipal securities acquired in private placements are subject to contractual restrictions on resale. Accordingly, all private placements will be considered illiquid unless they have been specifically determined to be liquid, taking into account factors such as the frequency and volume of trading and the commitment of dealers to make markets under procedures adopted by each fund’s board of trustees.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Difficulty in selling such securities may result in a loss or be costly to the fund. Some fund holdings (including some restricted securities) may be deemed illiquid if the fund expects that a reasonable portion of the holding cannot be sold in seven calendar days or less without the sale significantly changing the market value of the investment. The determination of whether a holding is considered illiquid is made by the fund’s adviser under a liquidity risk management program adopted by the fund’s board and administered by the fund’s adviser. The fund may incur significant additional costs in disposing of illiquid securities.

Investing in similar municipal bonds — The fund may invest more than 25% of its assets in municipal obligations of issuers located in the same state or in municipal obligations of the same type that may pay interest on their obligations with revenue from similar projects. This may make a fund more susceptible to economic, political, or regulatory occurrences that affect such issuers, obligation types and projects, such as changes in healthcare regulations, environmental considerations, construction cost increases and labor problems, failure of healthcare facilities to maintain adequate occupancy levels, and inflation. As the similarity in issuers of municipal obligations held by a fund increases, the fund has greater risk of volatility, and greater risk of loss, from these investments.

Tax-exempt securities — While the fund seeks to purchase securities which bear interest that is exempt from federal income taxes – and in the case of TEFCA and TEFNY, also seeks to purchase securities

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which bear interest that is exempt from (1) California income taxes and (2) New York City and New York state taxes, respectively – there are risks that such interest may be reclassified as taxable by the Internal Revenue Service, or a state tax authority. Actions by the issuer or future legislative, administrative or court actions also could adversely affect the tax-exempt status of interest paid by such securities. Such reclassifications or actions could cause interest from a security to become includable in the gross income of the holder of the security, possibly retroactively, subjecting fund shareholders to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore the value of the fund’s shares, to decline.

Securities subject to alternative minimum tax — The fund (other than TEBF) may invest in tax-exempt securities believed to pay interest constituting an item of tax preference subject to alternative minimum tax. Therefore, while the fund’s distributions from tax-exempt securities are not subject to regular federal income tax, a portion or all may be included in determining a shareholder's federal alternative minimum tax.

Adjustment of maturities — The investment adviser seeks to anticipate movements in interest rates and may adjust the maturity distribution of the fund’s portfolio accordingly, keeping in mind the fund’s objectives.

Risk factors relating to California debt obligations — Because TEFCA invests in securities issued by the State of California, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of California securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to California debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of California and various local agencies in California available as of the date of this statement of additional information and is subject to change. The fund assumes no obligation to independently verify or update this information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in California. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to California’s municipal issuers may have an adverse impact on the fund. In addition, natural disasters, such as earthquakes and droughts, may have an adverse effect on the state’s economy.

California’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. Events such as budgetary problems at the state level, fiscal weakness or an overall slowdown in the California economy could adversely impact the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact municipal issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

California is the most populous state in the nation and has a diverse economy. Major employers include the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. However, certain of California’s significant industries are sensitive to economic disruptions in their export markets. The state’s rate of economic growth, therefore, could be adversely affected by any such disruption. A significant downturn in the housing market or U.S. stock market prices could adversely affect California’s economy by reducing household spending and business investment, particularly in the high technology sector. Moreover, a large and increasing share of the

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State of California’s General Fund revenue in the form of income and capital gains taxes is directly related to, and would be adversely affected by a significant downturn in the performance of, the stock markets.

Future California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of California issuers. The initiative process is used quite often in California, resulting in numerous initiative items on the ballot for most state and many local elections, any of which could affect the ability of municipal issuers to pay their obligations. For example, revenue and expenditure limitations adopted by California voters, such as Propositions 13 (limiting ad valorem taxes on real property and restricting local taxing entities’ ability to raise real property taxes) and 218 (limiting local governments' ability to impose “property related” fees, assessments and taxes) have constrained local governments’ ability to raise revenue, consequently raising concerns about whether municipalities have sufficient revenue to pay their debt obligations.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Risk factors relating to New York debt obligations — Because TEFNY invests in securities issued by the State of New York, its agencies and municipalities, the fund is more susceptible to developments adversely affecting issuers of New York securities than a municipal bond fund that does not concentrate its investments in a single state. The information below constitutes only a brief summary and does not purport to be a complete description of risk factors relating to New York debt obligations. Certain information is drawn from official statements relating to securities offerings of the State of New York and various local agencies in New York available as of the date of this statement of additional information and is subject to change. The fund assumes no obligation to independently verify or update this information.

Many factors including both state and national economic, political, regulatory, social and environmental policies and conditions, which are not within the control of the issuers of state related bonds, could have an adverse impact on the financial condition of the state, its various agencies and political subdivisions, as well as other municipal issuers in New York. New York’s economy and general financial condition affect the ability of state and local governments to raise revenues to make timely payments on their obligations. A variety of events, such as, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, changes in the credit ratings assigned to New York’s municipal issuers and natural disasters may have an adverse impact on the fund. Such events can negatively impact the state’s credit rating, make it more expensive for the state to borrow money, and impact issuers’ ability to pay their obligations. Such events could also heighten the risk that prices of debt obligations purchased by the fund, and the fund’s net asset value, will experience greater volatility.

In addition, New York State and New York City represent a large portion of the municipal bond market in New York. Therefore, fiscal and economic challenges facing these entities may have an adverse impact on the overall New York municipal bond market.

The ability of some New York issuers to make principal and interest payments depends in large part on their ability to raise revenues, primarily through taxes, and to control spending. Many factors can affect the state’s revenues including the rate of population growth, unemployment rates, personal income growth, federal aid, and the ability to attract and keep successful businesses. A number of factors can also affect the state’s spending including the need for infrastructure improvements, increased costs for education and other services, current debt levels, and the existence of accumulated budget deficits.

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While New York State’s economy is diverse, it has a comparatively large share of the nation’s financial activities, information, education and health services employment, and a very small share of the nation’s farming and mining activity. Travel and tourism constitute an important part of the economy. Like the rest of the nation, the state has a declining proportion of its workforce engaged in manufacturing and an increasing proportion engaged in service industries.

The services sector, which includes professional and business services, private education and healthcare, leisure and hospitality services, among others, is the state’s leading economic sector. New York State is more likely to be affected by a recession that is concentrated in the services sector than other states. Additionally, New York State and New York City’s heavy reliance on the financial services sector makes it vulnerable to an economic slowdown and volatility in the financial services sector.

Future New York constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could have an adverse effect on the debt obligations of New York issuers. In addition, if constitutional challenges to state laws or other court actions are brought against the state or its agencies and municipalities relating to financing, or the amount and use of taxes, these actions could adversely affect the ability of the state and its political subdivisions to meet their debt obligations, and may require extraordinary appropriations, expenditure reductions, or both.

While the fund’s portfolio managers try to reduce risks by investing in a diversified portfolio of securities, including state related bonds, it is not possible to predict the extent to which any or all of the factors described above will affect the ability of the state or other municipal issuers to pay interest or principal on their bonds or the ability of such bonds to maintain market value or marketability.

Risk of non-compliance with certain federal requirements — The Internal Revenue Code of 1986 (the “Code”) imposes limitations on the use and investment of the proceeds of state and local governmental bonds and of other funds of the issuers of such bonds. These limitations must be satisfied on a continuing basis to maintain the exclusion from gross income of interest on such bonds. The investment adviser relies on the opinion of bond counsel. Bond counsel qualify their opinions as to the federal tax status of new issues of bonds by making such opinions contingent on the issuer’s future compliance with these limitations. Any failure on the part of an issuer to comply could cause the interest on its bonds to become taxable to investors retroactive to the date the bonds were issued. These restrictions in the Code also may affect the availability of certain municipal securities.

Cybersecurity risks — With the increased use of technologies such as the Internet to conduct business, the fund has become potentially more susceptible to operational and information security risks through breaches in cybersecurity. In general, a breach in cybersecurity can result from either a deliberate attack or an unintentional event. Cybersecurity breaches may involve, among other things, “ransomware” attacks, injection of computer viruses or malicious software code, or the use of vulnerabilities in code to gain unauthorized access to digital information systems, networks or devices that are used directly or indirectly by the fund or its service providers through “hacking” or other means. Cybersecurity risks also include the risk of losses of service resulting from external attacks that do not require unauthorized access to the fund’s systems, networks or devices. For example, denial-of-service attacks on the investment adviser’s or an affiliate’s website could effectively render the fund’s network services unavailable to fund shareholders and other intended end-users. Any such cybersecurity breaches or losses of service may, among other things, cause the fund to lose proprietary information, suffer data corruption or lose operational capacity, or may result in the misappropriation, unauthorized release or other misuse of the fund’s assets or sensitive information (including shareholder personal information or other confidential information), the inability of fund shareholders to transact business, or the destruction of the fund’s physical infrastructure, equipment or operating systems. These, in turn, could cause the fund to violate applicable privacy and other laws and incur or suffer regulatory penalties, reputational damage, additional costs (including compliance costs) associated with corrective measures and/or financial loss. While the fund and its investment

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adviser have established business continuity plans and risk management systems designed to prevent or reduce the impact of cybersecurity attacks, there are inherent limitations in such plans and systems due in part to the ever-changing nature of technology and cybersecurity attack tactics, and there is a possibility that certain risks have not been adequately identified or prepared for.

In addition, cybersecurity failures by or breaches of the fund’s third-party service providers (including, but not limited to, the fund’s investment adviser, transfer agent, custodian, administrators and other financial intermediaries) may disrupt the business operations of the service providers and of the fund, potentially resulting in financial losses, the inability of fund shareholders to transact business with the fund and of the fund to process transactions, the inability of the fund to calculate its net asset value, violations of applicable privacy and other laws, rules and regulations, regulatory fines, penalties, reputational damage, reimbursement or other compensatory costs and/or additional compliance costs associated with implementation of any corrective measures. The fund and its shareholders could be negatively impacted as a result of any such cybersecurity breaches, and there can be no assurance that the fund will not suffer losses relating to cybersecurity attacks or other informational security breaches affecting the fund’s third-party service providers in the future, particularly as the fund cannot control any cybersecurity plans or systems implemented by such service providers.

Cybersecurity risks may also impact issuers of securities in which the fund invests, which may cause the fund’s investments in such issuers to lose value.

Inflation/Deflation risk — The fund may be subject to inflation and deflation risk. Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the fund‘s assets can decline. Deflation risk is the risk that prices throughout the economy decline over time. Deflation or inflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the fund‘s assets.

Interfund borrowing and lending — Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission, the fund may lend money to, and borrow money from, other funds advised by Capital Research and Management Company or its affiliates. The fund will borrow through the program only when the costs are equal to or lower than the costs of bank loans. The fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. The fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

Affiliated investment companies — The fund may purchase shares of certain other investment companies managed by the investment adviser or its affiliates (“Central Funds”). The risks of owning another investment company are similar to the risks of investing directly in the securities in which that investment company invests. Investments in other investment companies could allow the fund to obtain the benefits of a more diversified portfolio than might otherwise be available through direct investments in a particular asset class, and will subject the fund to the risks associated with the particular asset class or asset classes in which an underlying fund invests. However, an investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the fund’s performance. Any investment in another investment company will be consistent with the fund’s objective(s) and applicable regulatory limitations. Central Funds do not charge management fees. As a result, the fund does not bear additional management fees when investing in Central Funds, but the fund does bear its proportionate share of Central Fund expenses.

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Tax risk — Income from securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities, as a result of noncompliant conduct of a municipal issuer. Investments in taxable bonds and certain derivatives utilized by the fund may cause the fund to have taxable investment income. In addition, the fund may recognize taxable ordinary income from market discount. The fund may also realize capital gains on the sale of its securities. These capital gains will be taxable regardless of whether they are derived from the sale of tax-exempt bonds or taxable securities.

* * * * * *

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Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. Higher portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

Fixed income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

A fund’s portfolio turnover rate would equal 100% if each security in the fund’s portfolio were replaced once per year.

	Fiscal year	Portfolio turnover rate*
STEX	2024	42%
	2023	53
LTEX	2024	33
	2023	39
TEBF	2024	26
	2023	23
AHIM	2024	29
	2023	26
TEFCA	2024	23
	2023	23
TEFNY	2024	20
	2023	29

* Variations in turnover rates are due to changes in trading activity during the period.

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Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a. Borrow money;

b. Issue senior securities;

c. Underwrite the securities of other issuers;

d. Purchase or sell real estate or commodities;

e. Make loans; or

f. Purchase the securities of any issuer if, as a result of such purchase, such fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

3. The fund will maintain its status as a tax-exempt fund consistent with (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction.

Nonfundamental policies — The following policy may be changed without shareholder approval and applies to STEX, LTEX, TEBF and AHIM only:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Tax-exempt income funds — Page 27

Additional information about the fund‘s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the funds. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). The percentage limitations in this policy are considered at the time of borrowing and thereafter.

For purposes of fundamental policies 1a and 1e, the fund may borrow money from, or loan money to, other funds managed by Capital Research and Management Company or its affiliates to the extent permitted by applicable law and an exemptive order issued by the SEC.

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, the fund is permitted to enter into derivatives and certain other transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, in accordance with current SEC rules and interpretations.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objective and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.

For purposes of fundamental policy 3, the fund (other than AHIM) will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax and do not subject shareholders to the alternative minimum tax. AHIM will, under normal circumstances, invest at least 80% of its assets in, or derive at least 80% of its income from securities that are exempt from regular federal income tax. Additionally, each of STEX, LTEX, TEFCA and TEFNY may only invest up to 20% of its assets in securities that are subject to the alternative minimum tax. TEBF may not invest in securities that are subject to the alternative minimum tax. AHIM may invest, without limitation, in securities that may subject fund shareholders to federal alternative minimum tax.

Tax-exempt income funds — Page 28

Management of the fund

Board of trustees and officers

Independent trustees1

The fund’s nominating and governance committee and board selects independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of such fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of such fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which each fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in each fund’s registration statement.

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Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Francisco G. Cigarroa, MD, 1957 Trustee (2021)	Professor of Surgery, University of Texas Health San Antonio; Trustee, Ford Foundation; Clayton Research Scholar, Clayton Foundation for Biomedical Research	98	None	· Corporate board experience · Service on boards of community and nonprofit organizations · MD
Nariman Farvardin, 1956 Trustee (2018)	President, Stevens Institute of Technology	103	None

· Senior management experience, educational institution

· Corporate board experience

· Professor, electrical and computer engineering

· Service on advisory boards and councils for educational, nonprofit and governmental organizations

· MS, PhD, electrical engineering

Jennifer C. Feikin, 1968 Trustee (2022)	Business Advisor; previously held positions at Google, AOL, 20th Century Fox and McKinsey & Company; Trustee, The Nature Conservancy of Utah; former Trustee, The Nature Conservancy of California	120	Hertz Global Holdings, Inc.	· Senior corporate management experience · Corporate board experience · Business consulting experience · Service on advisory and trustee boards for charitable and nonprofit organizations · JD

Tax-exempt income funds — Page 30

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Leslie Stone Heisz, 1961 Trustee (2022)	Former Managing Director, Lazard (retired, 2010); Director, Kaiser Permanente (California public benefit corporation); former Lecturer, UCLA Anderson School of Management	120	Edwards Lifesciences Former director of Public Storage, Inc. (until 2024)

· Senior corporate management experience, investment banking

· Business consulting experience

· Corporate board experience

· Service on advisory and trustee boards for charitable and nonprofit organizations

· MBA

Mary Davis Holt, 1950 Trustee (2015-2016; 2017)	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former COO, Time Life Inc. (1993–2003)	99	None

· Service as chief operations officer, global media company

· Senior corporate management experience

· Corporate board experience

· Service on advisory and trustee boards for educational, business and nonprofit organizations

· MBA

Merit E. Janow, 1958 Trustee (2010)	Dean Emerita and Professor of Practice, International Economic Law & International Affairs, Columbia University, School of International and Public Affairs	110	Aptiv (autonomous and green vehicle technology); Mastercard Incorporated Former director of Trimble Inc. (software, hardware and services technology) (until 2021)

· Service with Office of the U.S. Trade Representative and U.S. Department of Justice

· Corporate board experience

· Service on advisory and trustee boards for charitable, educational and nonprofit organizations

· Experience as corporate lawyer

· JD

Tax-exempt income funds — Page 31

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Margaret Spellings, 1957 Chair of the Board (Independent and Non-Executive) (STEX 2009; LTEX 2010; TEBF 2010; AHIM 2010; TEFCA 2010; TEFNY 2010)	President and CEO, Bipartisan Policy Center; former President and CEO, Texas 2036; former President, Margaret Spellings & Company (public policy and strategic consulting); former President, The University of North Carolina	103	None

· Former U.S. Secretary of Education, U.S. Department of Education

· Former Assistant to the President for Domestic Policy, The White House

· Former senior advisor to the Governor of Texas

· Service on advisory and trustee boards for charitable and nonprofit organizations

Alexandra Trower, 1964 Trustee (STEX 2019; LTEX 2019; TEBF 2019; AHIM 2018; TEFCA 2019; TEFNY 2018)	Former Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	98	None	· Service on trustee boards for charitable and nonprofit organizations · Senior corporate management experience · Branding

Tax-exempt income funds — Page 32

Name, year of birth and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Paul S. Williams, 1959 Trustee (2020)	Former Partner/Managing Director, Major, Lindsey & Africa (executive recruiting firm) (2005 – 2018)	98

Air Transport Services Group, Inc. (aircraft leasing and air cargo transportation); Public Storage, Inc.

Former director of Essendant, Inc. (business products wholesaler) (until 2019); Romeo Power, Inc. (manufacturer of batteries for electric vehicles) (until 2022); Compass Minerals, Inc. (producer of salt and specialty fertilizers) (until 2023)

· Senior corporate management experience

· Corporate board experience

· Corporate governance experience

· Service on trustee boards for charitable and educational nonprofit organizations

· Securities law expertise

· JD

Tax-exempt income funds — Page 33

Interested trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers and/or directors of Capital Research and Management Company or its affiliates. Such management roles with the fund‘s service providers also permit the interested trustees to make a significant contribution to the funds’ boards.

Name, year of birth and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee during the past five years
Karl J. Zeile, 1966 President and Trustee (TEBF 2009; TEFCA 2009) Trustee (AHIM 2008; LTEX 2004; STEX 2011; TEFNY 2010)	Partner – Capital Fixed Income Investors, Capital Research and Management Company	24	None
Michael C. Gitlin, 1970 Trustee (2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company; Vice Chairman and Director, Capital Research and Management Company; President, Chief Executive Officer and Director, The Capital Group Companies, Inc.*	98	None

Other officers5

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Mark Marinella, 1958 President (STEX and LTEX 2019); Senior Vice President (TEFCA 2019)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Chad M. Rach, 1972 President (AHIM 2015)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Jerome Solomon, 1963 President (TEFNY 2011) Senior Vice President (AHIM 2017)	Partner — Capital Fixed Income Investors, Capital Research and Management Company

Tax-exempt income funds — Page 34

Name, year of birth and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the funds
Kristine M. Nishiyama, 1970 Principal Executive Officer (STEX, LTEX, TEBF, AHIM and TEFCA 2003; TEFNY 2010)

Senior Vice President and Senior Counsel – Legal and Compliance Group, Capital Research and Management Company; Chair, Senior Vice President, General Counsel and Director, Capital Bank and Trust Company*

Michael W. Stockton, 1967 Executive Vice President (2021)	Senior Vice President – Legal and Compliance Group, Capital Research and Management Company
Lee Chu, 1985 Senior Vice President (TEBF and TEFNY 2023)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Ivan Mirabelli, 1985 Senior Vice President (TEFCA 2024)	Partner – Capital Fixed Income Investors, Capital Research and Management Company
Courtney K. Wolf, 1982 Senior Vice President (AHIM 2021; TEBF 2020)	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.*
Vikas Malhotra, 1983 Vice President (STEX and LTEX 2022)	Vice President - Capital Fixed Income Investors, Capital Research and Management Company
Courtney R. Taylor, 1975 Secretary (STEX 2009-2014, 2023; LTEX, TEBF, AHIM and TEFCA 2006-2014, 2023; TEFNY 2010-2014, 2023)	Assistant Vice President – Legal and Compliance Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer (STEX, LTEX and AHIM 2015 and TEBF, TEFCA and TEFNY 2012)	Senior Vice President – Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary (2014)	Associate – Legal and Compliance Group, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer (2019)	Vice President, Investment Operations, Capital Research and Management Company
Becky L. Park, 1979 Assistant Treasurer (2021)	Vice President – Investment Operations, Capital Research and Management Company

* Company affiliated with Capital Research and Management Company.

1 The term independent trustee refers to a trustee who is not an “interested person” of the funds within the meaning of the 1940 Act.

2 Trustees and officers of the funds serve until their resignation, removal or retirement.

3 This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.

4 The term interested trustee refers to a trustee who is an “interested person” of the funds within the meaning of the 1940 Act, on the basis of his or her affiliation with the funds’ investment adviser, Capital Research and Management Company, or affiliated entities (including the funds’ principal underwriter). The listed individual may not be a trustee of all funds listed for him or her, but rather may be an officer of one or more such funds.

5 All of the trustees and/or officers listed are ,with the exception of Ivan Mirabelli, officers and/or directors/trustees of one or more funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

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Fund shares owned by trustees as of December 31, 2023:

Name	Dollar range[1,2] of fund shares owned		Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund		Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Independent trustees
Francisco G. Cigarroa	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	None	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Nariman Farvardin	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Jennifer C. Feikin	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None None None None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A $50,001-$100,000 $50,001-$100,000 N/A N/A N/A	Over $100,000
Leslie Stone Heisz	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	None None None Over $100,000 Over $100,000 None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	N/A

Tax-exempt income funds — Page 36

Name	Dollar range[1,2] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund		Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds overseen by trustee in same family of investment companies as the fund
Mary Davis Holt	STEX: None LTEX: None TEBF: $50,001-$100,000 AHIM: None TEFCA: None TEFNY: None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	N/A
Merit E. Janow	STEX: None LTEX: Over $100,000 TEBF: Over $100,000 AHIM: None TEFCA: None TEFNY: Over $100,000	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Margaret Spellings	STEX: None LTEX: None TEBF: $10,001 – $50,000 AHIM: $10,001 – $50,000 TEFCA: None TEFNY: None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Alexandra Trower	STEX: Over $100,000 LTEX: Over $100,000 TEBF: None AHIM: $1-$10,000 TEFCA: None TEFNY: $10,001-$50,000	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000
Paul S. Williams	STEX: None LTEX: None TEBF: $10,001 – $50,000 AHIM: None TEFCA: None TEFNY: None	Over $100,000	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	N/A N/A N/A N/A N/A N/A	Over $100,000

Tax-exempt income funds — Page 37

Name	Dollar range[1,2] of fund shares owned		Aggregate dollar range[1] of shares owned in all funds overseen by trustee in same family of investment companies as the fund
Interested trustee
Karl J. Zeile	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	Over $100,000 Over $100,000 Over $100,000 Over $100,000 Over $100,000 None	Over $100,000
Michael C. Gitlin	STEX: LTEX: TEBF: AHIM: TEFCA: TEFNY:	Over $100,000 Over $100,000 None Over $100,000 Over $100,000 None	Over $100,000

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for interested trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.

2 N/A indicates that the listed individual, as of December 31, 2023, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.

3 Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Tax-exempt income funds — Page 38

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — Independent trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The board typically meets either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual retainer fee based primarily on the total number of board clusters which that independent trustee serves. Board and committee chairs receive additional fees for their services.

The fund and the other funds served by each independent trustee each pay a portion of these fees.

No pension or retirement benefits are accrued as part of fund expenses. Generally, independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

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Trustee compensation earned during the fiscal year ended July 31, 2024:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Francisco G. Cigarroa[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	$1,327 3,947 12,964 6,065 1,520 138	$345,750
Nariman Farvardin[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	851 2,529 8,308 3,887 974 89	532,238
Jennifer C. Feikin[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,327 3,947 12,964 6,065 1,520 138	438,250
Leslie Stone Heisz	STEX LTEX TEBF AHIM TEFCA TEFNY	1,327 3,947 12,964 6,065 1,520 138	438,250
Mary Davis Holt	STEX LTEX TEBF AHIM TEFCA TEFNY	1,028 3,057 10,040 4,697 1,177 107	414,250
Merit E. Janow[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	864 2,567 8,434 3,945 989 90	557,887
Margaret Spellings[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,005 2,987 9,810 4,589 1,150 105	522,238

Tax-exempt income funds — Page 40

Name	Aggregate compensation (including voluntarily deferred compensation1) from the funds		Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
Alexandra Trower[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,366 4,061 13,340 6,241 1,564 142	355,750
Paul S. Williams[2]	STEX LTEX TEBF AHIM TEFCA TEFNY	1,366 4,061 13,340 6,241 1,564 142	355,750

1 Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by STEX, LTEX, TEBF, AHIM and TEFCA in 1993 and TEFNY in 2010. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended July 31, 2024 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.

2 Since the deferred compensation plans’ adoption, the total amount of deferred compensation accrued by the funds (plus earnings thereon) through the end of the 2024 fiscal year for participating trustees is as follows:
STEX – Francisco G. Cigarroa ($1,929), Nariman Farvardin ($6,145), Jennifer C. Feikin ($2,270), Merit E. Janow ($619), Margaret Spellings ($3,263), Alexandra Trower ($3,722) and Paul S. Williams ($1,213);
LTEX – Francisco G. Cigarroa ($6,743), Nariman Farvardin ($22,825), Jennifer C. Feikin ($6,773), Merit E. Janow ($1,848), Margaret Spellings ($13,050), Alexandra Trower ($14,693) and Paul S. Williams ($4,718);
TEBF – Francisco G. Cigarroa ($23,686), Nariman Farvardin ($252,914), Jennifer C. Feikin ($21,699), Merit E. Janow ($5,915), Margaret Spellings ($46,526), Alexandra Trower ($63,376) and Paul S. Williams ($19,410);
AHIM – Francisco G. Cigarroa ($9,851), Nariman Farvardin ($34,924), Jennifer C. Feikin ($9,998), Merit E. Janow ($2,723), Margaret Spellings ($16,287), Alexandra Trower ($54,858) and Paul S. Williams ($7,219);
TEFCA – Francisco G. Cigarroa ($2,744), Nariman Farvardin ($11,224), Jennifer C. Feikin ($2,530), Merit E. Janow ($689), Margaret Spellings ($6,520), Alexandra Trower ($7,415) and Paul S. Williams ($2,254); and
TEFNY – Francisco G. Cigarroa ($252), Nariman Farvardin ($1,039), Jennifer C. Feikin ($226), Merit E. Janow ($62), Margaret Spellings ($558), Alexandra Trower ($1,881) and Paul S. Williams ($201).
Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the funds until paid to the trustees.

Tax-exempt income funds — Page 41

Fund organization and the board of trustees — The fund is an open-end, diversified management investment company. American Funds Short-Term Tax-Exempt Bond Fund was organized as The Tax-Exempt Money Fund of America, a Massachusetts business trust, on December 5, 1988, and reorganized as a Delaware statutory trust on August 7, 2009. Limited Term Tax-Exempt Bond Fund of America was organized as a Massachusetts business trust on July 12, 1993 and reorganized as a Delaware statutory trust on November 1, 2010. The Tax-Exempt Bond Fund of America was organized as a Maryland corporation on July 20, 1979 and reorganized as a Delaware statutory trust on November 1, 2010. American High-Income Municipal Bond Fund was organized as a Maryland corporation on June 14, 1994 and reorganized as a Delaware statutory trust on November 1, 2010. The Tax-Exempt Fund of California was organized as a Massachusetts business trust on May 30, 1986 and reorganized as a Delaware statutory trust on November 1, 2010. American Funds Tax-Exempt Fund of New York was organized as a Delaware statutory trust on July 16, 2010. All fund operations are supervised by the fund’s boards of trustees (“board”) which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to each fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in each fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders of the fund may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office with the fund and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the

Tax-exempt income funds — Page 42

removal of any trustees of the fund when requested in writing to do so by the record holders of at least 10% of such fund’s outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund‘s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund‘s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, which are comprised of independent board members, none of whom is an “interested person” of the fund within the meaning of the 1940 Act, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund's transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund‘s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of Francisco G. Cigarroa, Leslie Stone Heisz, Mary Davis Holt and Paul S. Williams. The committee provides oversight regarding the funds’ accounting and financial reporting policies and practices, their internal controls and the internal controls of the funds’ principal service providers. The committee acts as a liaison between the funds’ independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2024 fiscal year.

The fund has a contracts committee comprised of all of its independent board members. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and their investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2024 fiscal year.

Tax-exempt income funds — Page 43

The fund has a nominating and governance committee comprised of Nariman Farvardin, Jennifer C. Feikin, Merit E. Janow, Margaret Spellings and Alexandra Trower. The committee periodically reviews such issues as each board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the boards. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The fund’s nominating and governance committee held three meetings during the 2024 fiscal year.

The independent board members of the fund have oversight responsibility for the fund and certain other funds managed by the investment adviser. As part of their oversight responsibility for these funds, each independent board member sits on one of three fund review committees comprised solely of independent board members. The three committees are divided by portfolio type. Each committee functions independently and is not a decision making body. The purpose of the committees is to assist the board of each fund in the oversight of the investment management services provided by the investment adviser. In addition to regularly monitoring and reviewing investment results, investment activities and strategies used to manage the fund’s assets, the committees also receive reports from the investment adviser’s Principal Investment Officers for the funds, portfolio managers and other investment personnel concerning efforts to achieve the fund’s investment objectives. Each committee reports to the full board of the fund.

Tax-exempt income funds — Page 44

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund and other funds advised by the investment adviser or its affiliates. The complete text of these principles is available at capitalgroup.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. The boards of American Funds have established a Joint Proxy Committee (“JPC”) composed of independent board members from each American Funds board. The JPC’s role is to facilitate appropriate oversight of the proxy voting process and provide valuable input on corporate governance and related matters.

The Principles provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds managed by the investment adviser remain the focus.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so, including when securities are out on loan as part of a securities lending program. Proxies for companies outside the United States are also voted, subject to local market conditions and provided there is sufficient time and information available. Certain regulators have granted investment limit relief to the investment adviser and its affiliates, conditioned upon limiting its voting power to specific voting ceilings. To comply with these voting ceilings, the investment adviser will scale back its votes across all funds and clients on a pro-rata basis based on assets.

After a proxy statement is received, the investment adviser’s stewardship and engagement team prepares a summary of the proposals contained in the proxy statement.

For proxies of securities managed by a particular equity investment division of the investment adviser, the initial voting recommendation is made either by one or more of the division’s investment analysts familiar with the company and industry or, for routine matters, by a member of the investment adviser’s stewardship and engagement team and reviewed by the applicable analyst(s). Depending on the vote, a second recommendation may be made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the proxy voting committee of the applicable investment division for a final voting decision. In cases where a fund is co-managed and a security is held by more than one of the investment adviser’s equity investment divisions, the divisions may develop different voting recommendations for individual ballot proposals. If this occurs, and if permitted by local market conventions, the fund’s position will generally be voted proportionally by divisional holding, according to their respective decisions. Otherwise, the outcome will be determined by the equity investment division or divisions with the larger position in the security as of the record date for the shareholder meeting.

In addition to its proprietary proxy voting, governance and executive compensation research, Capital Research and Management Company may utilize research provided by Institutional Shareholder Services, Glass-Lewis & Co. or other third-party advisory firms on a case-by-case basis. It does not, as a policy, follow the voting recommendations provided by these firms. It periodically assesses the information provided by the advisory firms and reports to the JPC, as appropriate.

Tax-exempt income funds — Page 45

From time to time, the investment adviser may vote proxies issued by, or on proposals sponsored or publicly supported by, (a) a client with substantial assets managed by the investment adviser or its affiliates, (b) an entity with a significant business relationship with The Capital Group Companies, Inc. or its affiliates, or (c) a company with a director of an American Fund on its board (each referred to as an “Interested Party”). Other persons or entities may also be deemed an Interested Party if facts or circumstances appear to give rise to a potential conflict.

The investment adviser has developed procedures to identify and address instances when a vote could appear to be influenced by such a relationship. Each equity investment division of the investment adviser has established a Special Review Committee (“SRC”) of senior investment professionals and legal and compliance professionals with oversight of potentially conflicted matters.

If a potential conflict is identified according to the procedure above, the SRC will take appropriate steps to address the conflict of interest, which may include engaging an independent third party to review the proxy, using Capital Group’s Principles, and provide an independent voting recommendation to the investment adviser for vote execution. The investment adviser will generally follow the third party’s recommendation, except when it believes the recommendation is inconsistent with the investment adviser’s fiduciary duty to its clients. Occasionally, it may not be feasible to engage the third party to review the matter due to compressed timeframes or other operational issues. In this case, the SRC will take appropriate steps to address the conflict of interest, including reviewing the proxy after being provided with a summary of any relevant communications with the Interested Party, the rationale for the voting decision, information on the organization’s relationship with the Interested Party and any other pertinent information.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of such year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the Capital Group website and (c) on the SEC’s website at sec.gov.

The following summary sets forth the general positions of the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the Capital Group website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders or if, in the opinion of the investment adviser, such nominee has not fulfilled his or her fiduciary duty. In making this determination, the investment adviser considers, among other things, a nominee’s potential conflicts of interest, track record in shareholder protection and value creation as well as their capacity for full engagement on board matters. The investment adviser generally supports diversity of experience among board members, and the separation of the chairman and CEO positions.

Governance provisions — Proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain

Tax-exempt income funds — Page 46

anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; in addition, they should be aligned with the long-term success of the company and the enhancement of shareholder value.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

“ESG” shareholder proposals — The investment adviser believes environmental and social issues present investment risks and opportunities that can shape a company’s long-term financial sustainability. Shareholder proposals, including those relating to social and environmental issues, are evaluated in terms of their materiality to the company and its ability to generate long-term value in light of the company’s specific operating context. The investment adviser generally supports transparency and standardized disclosure, particularly that which leverages existing regulatory reporting or industry standard practices. With respect to environmental matters, this includes disclosures aligned with industry standards and sustainability reports more generally. With respect to social matters, the investment adviser expects companies to be able to articulate a strategy or plan to advance diversity and equity within the workforce, including the company’s management and board, subject to local norms and expectations. To that end, disclosure of data relating to workforce diversity and equity that is consistent with broadly applicable standards is generally supported.

Tax-exempt income funds — Page 47

Principal fund shareholders — The following tables identify those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on September 1, 2024. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

American Funds Short-Term Tax-Exempt Bond Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	56.06%
For The Benefit of Customers		Class F-3	15.91%
Saint Louis, MO

Wells Fargo Clearing Services LLC	Record	Class A	7.68%
Special Custody Account for the		Class F-1	6.12%
Exclusive Benefit of Customers
St. Louis, MO

Pershing LLC	Record	Class A	5.49%
Jersey City, NJ		Class F-1	23.10%
		Class F-2	8.60%
		Class F-3	51.23%

Charles Schwab & Co Inc	Record	Class F-1	35.26%
Special Custody Account FBO Customers
Account 1
San Francisco, CA

LPL Financial	Record	Class F-1	13.17%
Omnibus Customer Account		Class F-2	7.75%
San Diego, CA

National Financial Services, LLC	Record	Class F-1	12.02%
For the Exclusive Benefit of our Customers		Class F-2	13.14%
Jersey City, NJ		Class F-3	11.38%

Individual Investor 1	Record beneficial	Class F-2	14.25%
New York, NY

Morgan Stanley Smith Barney, LLC	Record	Class F-2	7.21%
For the Exclusive Benefit of its Customers
New York, NY

Raymond James	Record	Class F-2	6.77%
Omnibus for Mutual Funds
House Account
St Petersburg, FL

Tax-exempt income funds — Page 48

Name and address	Ownership	Ownership percentage
Individual Investor 2	Record beneficial	Class F-2	5.07%
Hermosa Beach, CA

Charles Schwab & Co Inc	Record	Class F-3	16.90%
Special Custody Account FBO Customers
Account 2
San Francisco, CA

American Funds Tax-Exempt Preservation Portfolio	Record	Class R-6	100.00%
Norfolk, VA

Limited Term Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	56.40%
For the Benefit of Customers		Class C	15.59%
St. Louis, MO		Class F-3	19.74%

Pershing, LLC	Record	Class A	6.36%
Jersey City, NJ		Class C	12.53%
		Class F-1	11.80%
		Class F-2	14.48%
		Class F-3	50.28%

Wells Fargo Clearing Services, LLC	Record	Class A	5.66%
Special Custody Account for the		Class C	14.63%
Exclusive Benefit of Customers
St. Louis, MO

Morgan Stanley Smith Barney, LLC	Record	Class C	13.83%
For the Exclusive Benefit of its Customers		Class F-2	12.30%
New York, NY

National Financial Services, LLC	Record	Class C	11.80%
For the Exclusive Benefit of our Customers		Class F-1	26.38%
Jersey City, NJ		Class F-2	13.38%
		Class F-3	7.26%

LPL Financial	Record	Class C	6.20%
Omnibus Customer Account		Class F-1	6.18%
San Diego, CA		Class F-2	7.76%

Charles Schwab & Co. Inc.	Record	Class F-1	19.02%
Special Custody Account FBO Customers
Account 1
San Francisco, CA

Tax-exempt income funds — Page 49

Name and address	Ownership	Ownership percentage
MLPF&S	Record	Class F-1	9.62%
For the Sole Benefit of its Customers		Class F-2	13.00%
Jacksonville, FL

UBS WM USA	Record	Class F-1	6.50%
Special Custody Account		Class F-2	11.81%
Weehawken, NJ

Raymond James	Record	Class F-2	7.90%
Omnibus for Mutual Funds House Account
St Petersburg, FL

BNY Mellon N A	Record	Class F-3	9.90%
Pittsburgh, PA

Charles Schwab & Co. Inc.	Record	Class F-3	9.73%
Special Custody Account FBO Customers
Account 2
San Francisco, CA

American Funds Tax-Exempt Preservation Portfolio	Record	Class R-6	100.00%
Norfolk, VA

The Tax-Exempt Bond Fund of America

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	51.06%
For the Benefit of Customers		Class C	13.66%
St. Louis, MO		Class F-3	28.47%

Pershing, LLC	Record	Class A	6.44%
Jersey City, NJ		Class C	15.83%
		Class F-1	7.59%
		Class F-2	29.52%
		Class F-3	10.08%

Wells Fargo Clearing Services, LLC	Record	Class A	5.18%
Special Custody Account for the		Class C	9.82%
Exclusive Benefit of Customers		Class F-1	6.00%
St. Louis, MO

Morgan Stanley Smith Barney, LLC	Record	Class C	9.62%
For the Exclusive Benefit of its Customers		Class F-2	13.89%
New York, NY

National Financial Services, LLC	Record	Class C	6.75%

Tax-exempt income funds — Page 50

Name and address	Ownership	Ownership percentage
For the Exclusive Benefit of our Customers		Class F-1	20.69%
Jersey City, NJ		Class F-2	11.59%
		Class F-3	9.93%

LPL Financial	Record	Class C	6.69%
Omnibus Customer Account		Class F-1	9.82%
San Diego, CA		Class F-2	9.39%

Raymond James	Record	Class C	6.08%
Omnibus for Mutual Funds		Class F-2	6.46%
House Account
St Petersburg, FL

Charles Schwab & Co. Inc.	Record	Class F-1	28.46%
Special Custody Account FBO Customers
Account 1
San Francisco, CA

UBS WM USA	Record	Class F-2	6.56%
Special Custody Account
Weehawken, NJ

MLPF&S	Record	Class F-2	6.15%
For the Sole Benefit of its Customers
Jacksonville, FL

J. P. Morgan Securities LLC	Record	Class F-3	25.97%
For the Exclusive Benefit of our Customers
Brooklyn, NY

Charles Schwab & Co. Inc.	Record	Class F-3	16.07%
Special Custody Account FBO Customers
Account 2
San Francisco, CA

Capital Research and Management Company	Record	Class R-6	100.00%
Corporate Account
Irvine, CA

Tax-exempt income funds — Page 51

American High-Income Municipal Bond Fund

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	47.79%
For the Benefit of Customers		Class C	6.70%
St. Louis, MO		Class F-3	39.21%

Wells Fargo Clearing Services, LLC	Record	Class A	5.34%
Special Custody Account for the		Class C	10.65%
Exclusive Benefit of Customer
St. Louis, MO

Pershing, LLC	Record	Class A	5.22%
Jersey City, NJ		Class C	11.08%
		Class F-1	5.08%
		Class F-2	15.53%
		Class F-3	14.03%

National Financial Services, LLC	Record	Class C	10.64%
For Exclusive Benefit of our Customers		Class F-1	42.30%
Jersey, City, NJ		Class F-2	22.30%
		Class F-3	9.49%

Raymond James	Record	Class C	9.99%
Omnibus for Mutual Funds		Class F-2	6.68%
House Account
St Petersburg, FL

LPL Financial	Record	Class C	6.78%
Omnibus Customer Account		Class F-1	11.42%
San Diego, CA		Class F-2	7.03%

Charles Schwab & Co. Inc.	Record	Class F-1	20.08%
Special Custody Account FBO Customers
Account 1
San Francisco, CA

UBS WM USA	Record	Class F-2	12.82%
Special Custody Account
Weehawken, NJ

Morgan Stanley Smith Barney, LLC	Record	Class F-2	8.38%
For the Exclusive Benefit of its Customers
New York, NY

Tax-exempt income funds — Page 52

Name and address	Ownership	Ownership percentage
MLPF&S	Record	Class F-2	6.78%
For the Sole Benefit of its Customers
Jacksonville, FL

Charles Schwab & Co. Inc.	Record	Class F-3	16.02%
Special Custody Account FBO Customers
Account 2
San Francisco, CA

Goldman Sachs & Co LLC	Record	Class F-3	11.71%
Salt Lake City, UT

American Funds Tax-Advantage Income Portfolio	Record	Class R-6	100.00%
Norfolk, VA

The Tax-Exempt Fund of California

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	28.75%
For the Benefit of Customers		Class C	5.54%
St. Louis, MO		Class F-3	7.60%

Wells Fargo Clearing Services, LLC	Record	Class A	9.82%
Special Custody Account for the		Class C	11.06%
Exclusive Benefit of Customers		Class F-1	6.12%
St. Louis, MO		Class F-2	11.13%

Morgan Stanley Smith Barney, LLC	Record	Class A	7.42%
For the Exclusive Benefit of its Customers		Class C	12.49%
New York, NY		Class F-2	15.82%

Pershing, LLC	Record	Class A	6.47%
Jersey City, NJ		Class C	10.30%
		Class F-1	6.51%
		Class F-3	50.75%

LPL Financial	Record	Class C	7.76%
Omnibus Customer Account		Class F-1	8.50%
San Diego, CA		Class F-2	8.98%

Charles Schwab & Co. Inc.	Record	Class F-1	41.11%
Special Custody Account FBO Customers
Account 1
San Francisco, CA

Tax-exempt income funds — Page 53

Name and address	Ownership	Ownership percentage
National Financial Services, LLC	Record	Class F-1	19.74%
For the Exclusive Benefit of our Customers		Class F-2	21.44%
Jersey City, NJ		Class F-3	12.70%

UBS WM USA	Record	Class F-2	6.91%
Special Custody Account
Weehawken, NJ

RBC Capital Markets, LLC	Record	Class F-2	6.50%
Mutual Fund Omnibus Processing
Minneapolis, MN

MLPF&S	Record	Class F-2	6.08%
For the Sole Benefit of its Customers
Jacksonville, FL

Charles Schwab & Co. Inc.	Record	Class F-3	17.97%
Special Custody Account FBO Customers
Account 2
San Francisco, CA

BNY Mellon N A	Record	Class F-3	8.29%
Pittsburgh, PA

American Funds Tax-Exempt Fund of New York

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co.	Record	Class A	17.72%
for the Benefit of Customers		Class F-3	9.58%
St Louis, MO

Pershing, LLC	Record	Class A	12.30%
Jersey City, NJ		Class C	37.28%
		Class F-1	23.09%
		Class F-2	10.94%
		Class F-3	67.31%

National Financial Services, LLC	Record	Class A	6.58%
for the Exclusive Benefit of our Customers		Class F-1	26.38%
Jersey City, NJ		Class F-2	33.94%

Wells Fargo Clearing Services, LLC	Record	Class A	6.18%
Special Custody Account for the		Class F-1	5.37%
Exclusive Benefit of Customers
St Louis, MO

Tax-exempt income funds — Page 54

Name and address	Ownership	Ownership percentage
LPL Financial	Record	Class A	5.54%
Omnibus Customer Account		Class C	14.63%
San Diego, CA		Class F-2	18.69%

Individual Investor 1	Record beneficial	Class C	5.34%
Long Beach, NY

Charles Schwab & Co. Inc.	Record	Class F-1	26.96%
Special Custody Account for Exclusive
Benefit of Customers
Account 1
San Francisco, CA

Individual Investor 2	Record beneficial	Class F-1	5.16%
Brentwood, CA

Raymond James	Record	Class F-2	13.89%
Omnibus for Mutual Funds
House Account
St Petersburg, FL

Charles Schwab & Co. Inc.	Record	Class F-2	7.65%
Special Custody Account FBO Customers
Account 2
San Francisco, CA

BNY Mellon N.A.	Record	Class F-3	10.60%
Pittsburgh, PA

Charles Schwab & Co. Inc.	Record	Class F-3	7.84%
Special Custody Account FBO Customers
Account 3
San Francisco, CA

Because Class T shares are not currently offered to the public, Capital Research and Management Company, the fund’s investment adviser, owns 100% of the fund‘s outstanding Class T shares.

As of September 1, 2024, the officers and trustees of the fund, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

Unless otherwise noted, references in this statement of additional information to Class F shares refer to all F share classes.

Tax-exempt income funds — Page 55

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Geneva, Hong Kong, London, Los Angeles, Mumbai, New York, San Francisco, Singapore, Tokyo, Toronto and Washington, D.C.). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed income assets through its fixed income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The investment adviser, which is deemed under the Commodity Exchange Act (the “CEA”) to be the operator of the fund, has claimed an exclusion from the definition of the term commodity pool operator under the CEA with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

Tax-exempt income funds — Page 56

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and The Tax-Exempt Fund of California, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio, within their research coverage. For the Tax-Exempt Fund of New York, notwithstanding The Capital SystemTM, the fund’s portfolio managers will work together to oversee the fund’s entire portfolio.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent one-, three-, five- and eight-year periods, with increasing weight placed on each succeeding measurement period. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as:

Tax-exempt income funds — Page 57

American Funds Short-Term Tax-Exempt Bond Fund — Bloomberg Municipal Short 1-5 Years Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

Limited Term Tax-Exempt Bond Fund of America — Bloomberg Municipal Short-Intermediate 1-10 Years Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

The Tax-Exempt Bond Fund of America — Bloomberg Municipal Bond Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

American High-Income Municipal Bond Fund — Bloomberg Municipal Bond Index, Bloomberg Municipal Bond BAA Index, Bloomberg Municipal High Yield 5% Tobacco Cap 2% Issuer Cap Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund;

The Tax-Exempt Fund of California — Bloomberg California Municipal Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund; and

American Funds Tax-Exempt Fund of New York — Bloomberg New York Municipal Index and a custom average consisting of funds that disclose investment objectives and strategies comparable to those of the fund.

From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the investment objective of the fund and/or universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

Tax-exempt income funds — Page 58

The following table reflects information as of July 31, 2024:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]	Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions) [2,3]
American Funds Short-Term Tax-Exempt Bond Fund
Vikas Malhotra	$100,001– $500,000	2	$6.0	None	None
Mark Marinella	$100,001– $500,000	6	$11.9	None	1,868	$6.66
Limited Term Tax-Exempt Bond Fund of America
Vikas Malhotra	$100,001– $500,000	2	$2.3	None	None
Mark Marinella	$100,001– $500,000	6	$8.3	None	1,868	$6.66
The Tax-Exempt Bond Fund of America
Lee Chu	$100,001– $500,000	1	$0.3	None	None
Courtney K. Wolf	$100,001– $500,000	3	$15.1	None	None
Karl J. Zeile	Over $1,000,000	1	$3.1	None	None
American High-Income Municipal Bond Fund
Chad M. Rach	Over $1,000,000	1	$12.9	None	None
Jerome Solomon	Over $1,000,000	3	$15.4	None	None
Courtney K. Wolf	Over $1,000,000	3	$25.6	None	None
The Tax-Exempt Fund of California
Mark Marinella	$100,001 – $500,000	6	$10.8	None	1,868	$6.66
Ivan Mirabelli	$100,001 – $500,000	None		None	None
Karl J. Zeile	Over $1,000,000	1	$23.4	None	None
American Funds Tax-Exempt Fund of New York
Lee Chu	None[4]	1	$23.4	None	None
Jerome Solomon	None[4]	3	$15.1	None	None

1 Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000.

2 Indicates other RIC(s), PIV(s) or other accounts managed by Capital Research and Management Company or its affiliates for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s), PIV(s) or other accounts and are not the total assets managed by the individual, which is a substantially lower amount. No RIC, PIV or other account has an advisory fee that is based on the performance of the RIC, PIV or other account, unless otherwise noted.

3 Personal brokerage accounts of portfolio managers and their families are not reflected.

4 Funds are designed primarily for taxable residents in the state of New York. Because the portfolio managers do not reside in this state, investment in the fund may not be appropriate for their personal portfolio.

Tax-exempt income funds — Page 59

The fund’s investment adviser has adopted policies and procedures to mitigate material conflicts of interest that may arise in connection with a portfolio manager’s management of the fund, on the one hand, and investments in the other pooled investment vehicles and other accounts, on the other hand, such as material conflicts relating to the allocation of investment opportunities that may be suitable for both the fund and such other accounts.

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until April 30, 2025, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, in accordance with applicable laws and regulations. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate them, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to their shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

Tax-exempt income funds — Page 60

American Funds Short-Term Tax-Exempt Bond Fund: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.204%	$ 0	$15,000,000,000
0.175	15,000,000,000

Management fees are paid monthly and accrued daily.

For the fiscal years ended July 31, 2024, 2023 and 2022, the investment adviser earned from the fund management fees of $4,185,000, $4,752,000, and $5,511,000, respectively.

The investment adviser is currently reimbursing a portion of the expenses for each share class of STEX. These reimbursements will be in effect through at least October 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For each of the fiscal years ended July 31, 2024, 2023 and 2022, the total expenses reimbursed by the investment adviser were $197,000, $292,000 and $44,000, respectively.

Limited Term Tax-Exempt Bond Fund of America: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.143%	$ 0	$15,000,000,000
0.120	15,000,000,000

Management fees are paid monthly and accrued daily.

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2024, 2023 and 2022, the investment adviser earned from the fund management fees of $13,724,000, $14,239,000, and $13,953,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal year ended July 31, 2023. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $13,948,000 (a reduction of $291,000) for the fiscal year ended July 31, 2023.

Tax-exempt income funds — Page 61

The Tax-Exempt Bond Fund of America: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.30%	$ 0	$ 60,000,000
0.21	60,000,000	1,000,000,000
0.18	1,000,000,000	3,000,000,000
0.15	3,000,000,000	6,000,000,000
0.13	6,000,000,000	10,000,000,000
0.12	10,000,000,000	15,000,000,000
0.115	15,000,000,000	21,000,000,000
0.110	21,000,000,000	28,000,000,000
0.105	28,000,000,000

Management fees are paid monthly and accrued daily.

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333	8,333,333
2.00	8,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2024, 2023 and 2022, the investment adviser earned from the fund management fees of $48,082,000, $45,596,000, and $49,922,000, respectively.

Tax-exempt income funds — Page 62

American High-Income Municipal Bond Fund: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.151%	$ 0	$15,000,000,000
0.130	15,000,000,000

Management fees are paid monthly and accrued daily.

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2024, 2023 and 2022, the investment adviser earned from the fund management fees of $32,347,000, $28,118,000, and $27,375,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal years ended July 31, 2024 and 2023. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $31,182,000 (a reduction of $1,165,000) and $27,225,000 (a reduction of $893,000) for the fiscal years ended July 31, 2024 and 2023.

Tax-exempt income funds — Page 63

The Tax-Exempt Fund of California: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.157%	$ 0	$15,000,000,000
0.130	15,000,000,000

Management fees are paid monthly and accrued daily.

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
3.00%	$ 0	$ 3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2024, 2023 and 2022, the investment adviser earned from the fund management fees of $7,144,000, $6,451,000, and $7,794,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income during the fiscal year ended July 31, 2024. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $7,131,000 (a reduction of $13,000) for the fiscal year ended July 31, 2024.

American Funds Tax-Exempt Fund of New York: Under the Agreement, the investment adviser receives a management fee based on the following annualized rates and daily net asset levels:

Rate	Net asset level
	In excess of	Up to
0.157%	$ 0	$15,000,000,000
0.130	15,000,000,000

Management fees are paid monthly and accrued daily.

The Agreement also provides for fees based on monthly gross investment income at the following annualized rates:

Rate	Monthly gross investment income
	In excess of	Up to
3.00%	$ 0	$3,333,333
2.50	3,333,333

For the purposes of such computations under the Agreement, the fund’s gross investment income is determined in accordance with generally accepted accounting principles and does not reflect any net realized gains or losses on the sale of portfolio securities.

For the fiscal years ended July 31, 2024, 2023 and 2022 the investment adviser earned from the fund management fees of $698,000, $631,000 and $772,000, respectively. The investment adviser voluntarily waived a portion of its management fees derived from the fund’s gross investment income

Tax-exempt income funds — Page 64

during the fiscal years ended July 31, 2024 and 2023. Accordingly, after giving effect to the voluntary fee waiver, the fund paid the investment adviser management fees of $664,000 (a reduction of $34,000) and $623,000 (a reduction of $8,000) for the fiscal years ended July 31, 2024 and 2023.

The investment adviser is currently reimbursing a portion of the expenses for each share class of TEFNY. These reimbursements will be in effect through at least October 1, 2025. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time. For each of the fiscal years ended July 31, 2024, 2023 and 2022, the total expenses reimbursed by the investment adviser were $135,000, $144,000 and $122,000, respectively.

Tax-exempt income funds — Page 65

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, T, F and R-6 shares, to the extent that they are offered by the fund. Administrative services are provided by the investment adviser and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, T, F and R-6 shares, to the extent that they are offered by the fund. Each fund’s Administrative Agreement will continue in effect until at least April 30, 2025, unless sooner terminated or renewed. It may be renewed from year to year thereafter, provided that any such renewal has been specifically approved by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

The Administrative Services Agreement between the fund and the investment adviser provides the fund the ability to charge an administrative services fee of .05% for all share classes. The fund’s investment adviser receives an administrative services fee at the annual rate of .03% of the average daily net assets of the fund attributable to each of the share classes (which could be increased as noted above) for its provision of administrative services. Administrative services fees are paid monthly and accrued daily.

Tax-exempt income funds — Page 66

During the 2024 fiscal year, administrative services fees were:

		Administrative services fee
STEX	Class A	$ 341,000
	Class T	—*
	Class F-1	1,000
	Class F-2	66,000
	Class F-3	154,000
	Class R-6	53,000
LTEX	Class A	966,000
	Class C	4,000
	Class T	—*
	Class F-1	10,000
	Class F-2	237,000
	Class F-3	453,000
	Class R-6	205,000
TEBF	Class A	3,462,000
	Class C	56,000
	Class T	—*
	Class F-1	47,000
	Class F-2	1,604,000
	Class F-3	1,607,000
	Class R-6	197,000
AHIM	Class A	1,452,000
	Class C	34,000
	Class T	—*
	Class F-1	29,000
	Class F-2	702,000
	Class F-3	929,000
	Class R-6	348,000
TEFCA	Class A	432,000
	Class C	8,000
	Class T	—*
	Class F-1	14,000
	Class F-2	175,000
	Class F-3	217,000
TEFNY	Class A	54,000
	Class C	2,000
	Class T	—*
	Class F-1	—*
	Class F-2	10,000
	Class F-3	13,000

* Amount less than $1,000.

STEX did not offer Class C shares in the 2024 fiscal year and is not currently offering C shares.

Tax-exempt income funds — Page 67

Principal Underwriter and plans of distribution — Capital Client Group, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

· For Class A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.

· For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and financial professionals upon the sale of Class C shares. The fund also reimburses the Principal Underwriter for service fees paid on a quarterly basis to intermediaries, such as qualified dealers or financial professionals, in connection with investments in Class T and F-1 shares.

Tax-exempt income funds — Page 68

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained		Allowance or compensation to dealers
Class A	2024	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 59,000 97,000 618,000 301,000 49,000 8,000	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 247,000 424,000 2,649,000 1,335,000 224,000 38,000
	2023	STEX LTEX TEBF AHIM TEFCA TEFNY	113,000 240,000 1,048,000 479,000 73,000 19,000	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 372,000 749,000 3,586,000 1,671,000 266,000 70,000
	2022	STEX LTEX TEBF AHIM TEFCA TEFNY	214,000 521,000 1,895,000 965,000 129,000 30,000	STEX LTEX TEBF AHIM TEFCA TEFNY	837,000 1,884,000 6,818,000 3,592,000 447,000 110,000
Class C*	2024	LTEX TEBF AHIM TEFCA TEFNY	8,000 45,000 7,000 — 1,000	LTEX TEBF AHIM TEFCA TEFNY	10,000 146,000 116,000 19,000 3,000
	2023	LTEX TEBF AHIM TEFCA TEFNY	— 47,000 27,000 2,000 5,000	LTEX TEBF AHIM TEFCA TEFNY	29,000 198,000 108,000 22,000 4,000
	2022	LTEX TEBF AHIM TEFCA TEFNY	28,00 186,000 116,000 28,000 6,000	LTEX TEBF AHIM TEFCA TEFNY	45,000 371,000 253,000 37,000 18,000

* STEX does not currently offer Class C shares.

Tax-exempt income funds — Page 69

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, F-3 or Class R-6, no 12b-1 fees are paid from Class F-2, F-3 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

Following is a brief description of the Plans:

Class A — For Class A shares, up to .25% (and, in the case of STEX, up to .15%) of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. STEX may annually expend up to .15%, LTEX and AHIM may annually expend up to .30%, and TEBF and TEFCA may annually expend up to .25% for Class A shares under the applicable Plan. TEFNY may annually expend up to .30% for Class A shares under the applicable Plan; however, for Class A shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets, in the aggregate, for paying service- and distribution-related expenses.

Distribution-related expenses for Class A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information document) in excess of the Class A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable. As of the fund’s most recent fiscal year, unreimbursed expenses that remained subject to reimbursement under the Plan for Class A shares totaled $937,000 or less than 1% of Class A net assets for STEX, $1,117,000 or less than 1% of Class A net assets for LTEX, $7,619,000 or less than 1 % of Class A net assets for TEBF, $1,142,000 or less than 1% of Class A net assets for TEFCA and $202,000 or less than 1% of Class A net assets for TEFNY.

Class C — The Plan for Class C shares provide for payments to the Principal Underwriter of up to ..25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses.

Class T — For Class T shares, the fund may annually expend up to .50% under the applicable Plan; however, the fund’s board of trustees has approved payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to Class T shares for paying service-related expenses.

Tax-exempt income funds — Page 70

Class F-1 — The Plan for Class F-1 shares provide for payments to the Principal Underwriter of up to .25% of each fund’s average daily net assets attributable to such shares for paying service-related expenses. The fund may annually expend up to .50% for Class F-1 shares under the applicable Plan; however, for Class F-1 shares, the board of trustees has approved payments to the Principal Underwriter of up to .25% of each fund’s average daily net assets attributable to such shares for paying service- and distribution-related expenses.

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A or C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

During the 2024 fiscal year, 12b-1 expenses, accrued and paid, and if applicable, unpaid were:

	12b-1 expenses		12b-1 unpaid liability outstanding
Class A	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 1,704,000 9,665,000 28,847,000 13,633,000 3,603,000 448,000	STEX LTEX TEBF AHIM TEFCA TEFNY	$ 127,000 630,000 2,312,000 470,000 282,000 33,000
Class C	LTEX TEBF AHIM TEFCA TEFNY	129,000 1,883,000 1,119,000 252,000 65,000	LTEX TEBF AHIM TEFCA TEFNY	11,000 155,000 99,000 21,000 6,000
Class T	STEX LTEX TEBF AHIM TEFCA TEFNY	— — — — — —	STEX LTEX TEBF AHIM TEFCA TEFNY	— — — — — —
Class F-1	STEX LTEX TEBF AHIM TEFCA TEFNY	12,000 84,000 386,000 238,000 116,000 2,000	STEX LTEX TEBF AHIM TEFCA TEFNY	1,000 7,000 41,000 29,000 11,000 —*

* Amount less than $1,000.

STEX did not offer C shares during the 2024 fiscal year and is not currently offering C shares.

Tax-exempt income funds — Page 71

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund and its shareholders include enabling shareholders to obtain advice and other services from a financial professional at a reasonable cost, the likelihood that the Plans will stimulate sales of the fund benefiting the investment process through growth or stability of assets and the ability of the shareholders to choose among various alternatives in paying for sales and service. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial professionals to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial professional. If you need a financial professional, please call Capital Client Group, Inc. at (800) 421-4120 for assistance.

Tax-exempt income funds — Page 72

Other compensation to dealers — As of March 31, 2024, the top dealers (or their affiliates) that Capital Client Group, Inc. anticipates will receive additional compensation (as described in the prospectus) include:

Osaic
American Portfolios Advisors, Inc.

American Portfolios Financial Services, Inc.

Ladenburg Thalmann & Co Inc.
Osaic Institutions, Inc.
Osaic Wealth, Inc.

Securities America, Inc.
Triad Advisors LLC

Woodbury Financial Services, Inc.
Ameriprise
Ameriprise Financial Services LLC
Ameriprise Financial Services, Inc.
Atria Wealth Solutions
Cadaret, Grant & Co., Inc.
CUSO Financial Services, L.P.

Grove Point Investments LLC

NEXT Financial Group, Inc.
SCF Securities, Inc.
Sorrento Pacific Financial, LLC
Western International Securities, Inc.
Avantax Investment Services, Inc.
Cambridge

Cambridge Investment Research Advisors, Inc.

Cambridge Investment Research, Inc.
Cetera Financial Group
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
Charles Schwab Network
Charles Schwab & Co., Inc.
Charles Schwab Trust Bank
Commonwealth
Commonwealth Financial Network
Edward Jones
Equitable Advisors
Equitable Advisors LLC
Fidelity
Fidelity Investments
Fidelity Retirement Network
National Financial Services LLC
J.P. Morgan Chase Banc One
J.P. Morgan Securities LLC
JP Morgan Chase Bank, N.A.
Janney Montgomery Scott
Janney Montgomery Scott LLC

Kestra

Kestra Investment Services LLC

Tax-exempt income funds — Page 73

Lincoln Network
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
LPL Group
LPL Financial LLC
Private Advisor Group, LLC
Merrill
Bank of America Private Bank
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MML Investors Services
MML Distributors LLC
MML Investors Services, LLC

Morgan Stanley Wealth Management
Northwestern Mutual
Northwestern Mutual Investment Services, LLC
Raymond James Group
Raymond James & Associates, Inc.
Raymond James Financial Services Inc.
RBC
RBC Capital Markets LLC
Robert W. Baird
Robert W. Baird & Co, Incorporated
Stifel, Nicolaus & Co

Stifel, Nicolaus & Company, Incorporated
UBS
UBS Financial Services, Inc.

Wells Fargo Network
Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors LLC

Wells Fargo Bank, N.A.
Wells Fargo Clearing Services LLC

Wells Fargo Community Bank Advisors

Wells Fargo Securities, LLC

Tax-exempt income funds — Page 74

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed income securities are generally made with an issuer or a primary market maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed income securities includes underwriting fees. Prices for fixed income securities in secondary trades usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of execution and settlement, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the trade-off between market impact and opportunity costs. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The investment adviser and its affiliates negotiate commission rates with broker-dealers based on what they believe is reasonably necessary to obtain best execution. They seek, on an ongoing basis, to determine what the reasonable levels of commission rates for execution services are in the marketplace, taking various considerations into account, including the extent to which a broker-dealer has put its own capital at risk, historical commission rates and commission rates that other institutional investors are paying. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations. Brokerage commissions are only a small part of total execution costs and other factors, such as market impact and speed of execution, contribute significantly to overall transaction costs.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The investment adviser makes decisions for procurement of research separately and distinctly from decisions on the choice of brokerage and execution services. The receipt of these research services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser bears the cost of all third-party investment research services for all client accounts it advises. However, in order to compensate certain U.S. broker-dealers for research consumed, and valued, by the investment adviser’s investment professionals, the investment adviser continues to operate a limited commission sharing arrangement with commissions on equity trades for certain registered investment companies it advises. The investment adviser voluntarily reimburses such

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registered investment companies for all amounts collected into the commission sharing arrangement. In order to operate the commission sharing arrangement, the investment adviser may cause such registered investment companies to pay commissions in excess of what other broker-dealers might have charged for certain portfolio transactions in recognition of brokerage and/or investment research services. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) permits the investment adviser and its affiliates to cause an account to pay a higher commission to a broker-dealer to compensate the broker-dealer or another service provider for certain brokerage and/or investment research services provided to the investment adviser and its affiliates, if the investment adviser and each affiliate makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser and its affiliates in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser and its affiliates assess the reasonableness of commissions in light of the total brokerage and investment research services provided to the investment adviser and its affiliates. Further, investment research services may be used by all investment associates of the investment adviser and its affiliates, regardless of whether they advise accounts with trading activity that generates eligible commissions.

In accordance with their internal brokerage allocation procedure, the investment adviser and its affiliates periodically assess the brokerage and investment research services provided by each broker-dealer and each other service provider from which they receive such services. As part of its ongoing relationships, the investment adviser and its affiliates routinely meet with firms to discuss the level and quality of the brokerage and research services provided, as well as the value and cost of such services. In valuing the brokerage and investment research services the investment adviser and its affiliates receive from broker-dealers and other research providers in connection with its good faith determination of reasonableness, the investment adviser and its affiliates take various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser and its affiliates. Based on this information and applying their judgment, the investment adviser and its affiliates set an annual research budget.

Research analysts and portfolio managers periodically participate in a research poll to determine the usefulness and value of the research provided by individual broker-dealers and research providers. Based on the results of this research poll, the investment adviser and its affiliates may, through commission sharing arrangements with certain broker-dealers, direct a portion of commissions paid to a broker-dealer by the fund and other registered investment companies managed by the investment adviser or its affiliates to be used to compensate the broker-dealer and/or other research providers for research services they provide. While the investment adviser and its affiliates may negotiate commission rates and enter into commission sharing arrangements with certain broker-dealers with the expectation that such broker-dealers will be providing brokerage and research services, none of the investment adviser, any of its affiliates or any of their clients incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The investment adviser and its affiliates negotiate prices for certain research that may be paid through commission sharing arrangements or by themselves with cash.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each investment division within the adviser and its affiliates normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating

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purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security. The investment adviser and its affiliates serve as investment adviser for certain accounts that are designed to be substantially similar to another account. This type of account will often generate a large number of relatively small trades when it is rebalanced to its reference fund due to differing cash flows or when the account is initially started up. The investment adviser may not aggregate program trades or electronic list trades executed as part of this process. Non-aggregated trades performed for these accounts will be allocated entirely to that account. This is done only when the investment adviser believes doing so will not have a material impact on the price or quality of other transactions.

The investment adviser currently owns a minority interest in IEX Group and alternative trading systems, Luminex ATS and LeveL ATS (through a minority interest in their common parent holding company). The investment adviser, or brokers with which the investment adviser places orders, may place orders on these or other exchanges or alternative trading systems in which it, or one of its affiliates, has an ownership interest, provided such ownership interest is less than five percent of the total ownership interests in the entity. The investment adviser is subject to the same best execution obligations when trading on any such exchange or alternative trading systems.

Purchase and sale transactions may be effected directly among and between certain funds or accounts advised by the investment adviser or its affiliates, including the fund. The investment adviser maintains cross-trade policies and procedures and places a cross-trade only when such a trade is in the best interest of all participating clients and is not prohibited by the participating funds’ or accounts’ investment management agreement or applicable law.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Purchases and sales of futures contracts for the fund will be effected through executing brokers and FCMs that specialize in the types of futures contracts that the fund expects to hold. The investment adviser will use reasonable efforts to choose executing brokers and FCMs capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations. The investment adviser will monitor the executing brokers and FCMs used for purchases and sales of futures contracts for their ability to execute trades based on many factors, such as the sizes of the orders, the difficulty of executions, the operational facilities of the firm involved and other factors.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

No brokerage commissions were paid on portfolio transactions by STEX, LTEX, TEBF, AHIM, TEFCA and TEFNY for the 2024, 2023 and 2022 fiscal years.

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Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the Capital Group website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the Capital Group website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the Capital Group website no earlier than the 10th day after such month for equity securities, and no earlier than the 30th day after such month for fixed income securities. The fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted no earlier than the 10th day after the final month of each calendar quarter. For multi-asset funds, the fund’s list of top 10 portfolio holdings for equity and fixed income securities is permitted to be posted each month, based on the same timeframes described above. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the Capital Group website. The investment adviser may disclose individual holdings more frequently on the Capital Group website if it determines it is in the best interest of the fund.

Certain intermediaries are provided additional information about the fund’s management team, including information on the fund’s portfolio securities they have selected. This information is provided to larger intermediaries that require the information to make the fund available for investment on the firm’s platform. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting and class action claims processing service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive fund portfolio holdings information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund‘s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships and up to 10 key global consulting firms with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg and Thomson Financial Research. Intermediaries receiving the information are required to keep it confidential and use it only to analyze the fund.

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Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations and obligations that would prohibit them from trading in securities based on such information. When portfolio holdings information is disclosed other than through the Capital Group website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the Capital Group website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to individuals and financial intermediaries that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

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Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Prices that appear in newspapers and websites do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. If the New York Stock Exchange makes a scheduled (e.g., the day after Thanksgiving) or an unscheduled close prior to 4 p.m. New York time, the net asset value of the fund will be determined at approximately the time the New York Stock Exchange closes on that day. If on such a day market quotations and prices from third-party pricing services are not based as of the time of the early close of the New York Stock Exchange but are as of a later time (up to approximately 4 p.m. New York time), for example because the market remains open after the close of the New York Stock Exchange, those later market quotations and prices will be used in determining the fund’s net asset value.

Orders in good order received after the New York Stock Exchange closes (scheduled or unscheduled) will be processed at the net asset value (plus any applicable sales charge) calculated on the following business day. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Juneteenth National Independence Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds U.S. Government Money Market Fund) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

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Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued.

Fixed income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data.

Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor.

Futures contracts are generally valued at the official settlement price of, or the last reported sale price on, the principal exchange or market on which such instruments are traded, as of the close of business on the day the contracts are being valued or, lacking any sales, at the last available bid price.

Swaps, including interest rate swaps, total return swaps and positions in credit default swap indices, are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Options are valued using market quotations or valuations provided by one or more pricing vendors. Similar to futures, options may also be valued at the official settlement price if listed on an exchange.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by the investment adviser and approved by the fund’s board. Subject to board oversight, the fund’s board has designated the fund’s investment adviser to make fair valuation determinations, which are directed by a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair valued securities and the valuation methods used.

As a general principle, these guidelines consider relevant company, market and other data and considerations to determine the price that the fund might reasonably expect to receive if such fair valued securities were sold in an orderly transaction. Fair valuations may differ materially from valuations that would have been used had greater market activity occurred. The investment adviser’s valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities and transactions, dealer or broker quotes, conversion or

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exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity securities that trade principally in markets outside the United States. Such securities may trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before the fund’s net asset values are next determined) which affect the value of equity securities held in the fund’s portfolio, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Certain short-term securities, such as variable rate demand notes or repurchase agreements involving securities fully collateralized by cash or U.S. government securities, are valued at par.

Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars, prior to the next determination of the net asset value of the fund’s shares, at the exchange rates obtained from a third-party pricing vendor.

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on the relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

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Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-deferred account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code (“Code”) so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (c) all ordinary income and capital gains for previous years that were not distributed during such years and on which the fund paid no U.S. federal income tax.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly reports as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

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Certain distributions reported by the fund as Section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that the fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the fund’s business interest income over the sum of the fund’s (i) business interest expense and (ii) other deductions properly allocable to the fund’s business interest income.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends through 2025. Applicable Treasury regulations allow the fund to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of the fund that have received such taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences applicable to tax-exempt funds — Although a significant portion of the distributions by the fund generally are expected to constitute exempt-interest dividends, the funds may under certain circumstances invest in obligations on which the interest is fully taxable, or, although exempt from the regular federal income tax, is subject to the alternative minimum tax. Similarly, gains from the sale or exchange of obligations on which the interest is exempt from regular federal income tax will constitute taxable income to the funds. Taxable income or gain may also arise from certain derivatives transactions and from municipal obligations acquired at a market discount. Accordingly, it is possible that a portion of the distributions of the fund will constitute taxable rather than tax-exempt income in the hands of a shareholder. Furthermore, investors should be aware that tax laws may change, and issuers may fail to follow applicable laws, causing a tax exempt item to become taxable.
Income derived by the fund from taxable investments, including but not limited to certain derivatives transactions, will be taxable for federal, state and local income tax purposes when distributed to shareholders. Income derived by the fund from interest on direct obligations of the U.S. government will be taxable for federal income tax purposes when distributed to shareholders but, provided that the fund meets the requirements of state law and properly designates distributions to shareholders, such distributions may be excludable from income for state personal income tax purposes. Acquisitions of municipal securities at a market discount may also result in ordinary income and/or capital gains.

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By meeting certain requirements of the Code, the fund qualifies to pay exempt-interest dividends to shareholders. These exempt-interest dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to fund shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state’s personal income taxes.

Distributions paid by a tax-exempt fund that are designated as exempt-interest dividends will not be subject to regular federal income tax. Exempt-interest dividends paid by the fund will be reported to both the IRS and shareholders of the fund.

Private activity bonds are bonds that, although federally tax-exempt, are used for purposes other than those generally performed by governmental units and that benefit non-governmental entities. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states.

The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may result in the fund recognizing taxable ordinary income. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

Any loss realized on the sale of fund shares held for six months or less may be disallowed to the extent of any distributions treated as exempt-interest dividends with respect to the shares.

Tax consequences of investing in derivatives — The fund may enter into transactions involving derivatives, such as futures, swaps, options and forward contracts. Special tax rules may apply to these types of transactions that could defer losses to the fund, accelerate the fund’s income, alter the holding period of certain securities or change the classification of capital gains. These tax rules may therefore impact the amount, timing and character of fund distributions.

Discount — Certain bonds acquired by the fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as tax exempt income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the fund may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue,

Tax-exempt income funds — Page 85

the gain realized on disposition will be treated as short-term capital gain. Some of the bonds acquired by a fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and is thus included in a fund’s investment company taxable income, will depend upon which of the permitted accrual methods the fund elects.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at capitalgroup.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

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Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial professional or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial professional — Deliver or mail a check to your financial professional.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Calling American Funds Service Company. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using capitalgroup.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

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By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-6 shares are generally only available to American Funds Portfolio Series and other registered investment companies approved by the fund’s investment adviser or distributor.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

· Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

· Employer-sponsored CollegeAmerica accounts.

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The following account types may be established without meeting the initial purchase minimum:

· Retirement accounts that are funded with employer contributions; and

· Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

· Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and

· American Funds U.S. Government Money Market Fund accounts registered in the name of clients of Capital Group Private Client Services.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — With the exception of Class T shares, for which rights of exchange are not generally available, you may only exchange shares without a sales charge into other American Funds within the same share class; however, Class A, C, T or F shares may also generally be exchanged without a sales charge for the corresponding 529 share class. Clients of Capital Group Private Client Services may exchange the shares of the fund for those of any other fund(s) managed by Capital Research and Management Company or its affiliates.

Notwithstanding the above, exchanges from Class A shares of American Funds U.S. Government Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes.

Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds U.S. Government Money Market Fund are subject to applicable sales charges, unless the American Funds U.S. Government Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting your financial professional by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are

Tax-exempt income funds — Page 89

processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Class C shares of the fund automatically convert to Class A shares in the month of the 8-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion features of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion. In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a restriction under the fund’s “frequent trading policy.” Under this policy, systematic redemptions will not trigger a restriction and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Potentially abusive activity — American Funds Service Company will monitor for the types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios. Class C shares are not currently offered by STEX.

Exchanging Class C shares for Class A or Class T shares — If you exchange Class C shares for Class A or Class T shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A or Class T sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. Your financial intermediary can also convert Class F-1 shares to Class A shares without a sales charge if they are held in a brokerage account and they were initially transferred to the account or converted from Class C shares. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

Tax-exempt income funds — Page 90

Exchanging Class A or Class T shares for Class F shares — If you are part of a qualified fee-based program or approved self-directed platform and you wish to exchange your Class A or Class T shares for Class F shares to be held in the program, any Class A or Class T sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account. No contingent deferred sales charge will be assessed as part of the share class conversion.

Moving between Class F shares — If you are part of a qualified fee-based program that offers Class F shares, you may exchange your Class F shares for any other Class F shares to be held in the program. For example, if you hold Class F-2 shares, you may exchange your shares for Class F-1 or Class F-3 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction.

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Sales charges

Class A purchases

Purchases by certain 403(b) plans

Tax-exempt funds in general should not serve as retirement plan investments.

A 403(b) plan may not invest in American Funds Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that invested in American Funds Class A or C shares and were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that was established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) will be aggregated at the plan level for Class A sales charge purposes if an employer adopts a prototype plan produced by Capital Client Group, Inc. or (a) the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal or the contributions are identified as related to the same plan; (b) each transmittal is accompanied by checks or wire transfers and generally must be submitted through the transfer agent’s automated contribution system if held on the fund’s books; and (c) if the fund is expected to carry separate accounts in the name of each plan participant and (i) the employer or plan sponsor notifies the funds’ transfer agent or the intermediary holding the account that the separate accounts of all plan participants should be linked and (ii) all new participant accounts are established by submitting the appropriate documentation on behalf of each new participant. Participant accounts in a SEP or SIMPLE plan that are eligible to aggregate their assets at the plan level may not also aggregate the assets with their individual accounts.

Tax-exempt income funds — Page 92

Other purchases

In addition, American Funds Class A shares may be offered at net asset value to companies exchanging securities with the fund through a merger, acquisition or exchange offer and to certain individuals meeting the criteria described above who invested in Class A shares before Class F-2 shares were made available under this privilege.

Class F-2 purchases

If requested, American Funds Class F-2 shares will be sold to:

(1)

current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and

(2)	The Capital Group Companies, Inc. and its affiliated companies.

Once an account in Class F-2 is established under this privilege, additional investments can be made in Class F-2 for the life of the account. Depending on the financial intermediary holding your account, these privileges may be unavailable. Investors should consult their financial intermediary for further information.

Moving between accounts — American Funds investments by certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include:

· redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

· required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

· death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Investors may not move investments from a Capital Bank & Trust Company SIMPLE IRA Plus to a Capital Bank & Trust Company SIMPLE IRA unless it is part of a plan transfer or to a current employer’s Capital Bank & Trust Company SIMPLE IRA plan.

These privileges are generally available only if your account is held directly with the fund’s transfer agent or if the financial intermediary holding your account has the systems, policies and procedures to support providing the privileges on its systems. Investors should consult their financial intermediary for further information.

Loan repayments — Repayments on loans taken from a retirement plan are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $250,000 or more, and b) purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees. Only with respect to TEBF, AHIM, TEFCA and TEFNY, commissions on such investments

Tax-exempt income funds — Page 93

(other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $10 million, .50% on amounts of at least $10 million but less than $25 million and .25% on amounts of at least $25 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $10 million (but less than $25 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

Commissions (up to .75%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of a) purchases of $250,000 or more and b) purchases by employer-sponsored defined contribution-type retirement plans investing $250,000 or more or with 100 or more eligible employees. Only with respect to STEX and LTEX, commissions on such investments (other than IRA, rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: .75% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

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Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the "Statement"), you enter into a nonbinding commitment to purchase shares of American Funds (excluding American Funds U.S. Government Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period the investments made during the statement period will be adjusted to reflect the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

The Statement period may be extended in cases where the fund’s distributor determines it is appropriate to do so; for example in periods when there are extenuating circumstances such as a natural disaster that may limit an individual’s ability to meet the investment required under the Statement.

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Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

· individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);

· SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by Capital Client Group, Inc.;

· business accounts solely controlled by you or your immediate family (for example, you own the entire business);

· trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);

· endowments or foundations established and controlled by you or your immediate family; or

· CollegeAmerica® accounts invested in American Funds other than the funds, which will be aggregated at the account owner level. (Class 529-E accounts may only be aggregated with an eligible employer plan. For more information about CollegeAmerica and Class 529 shares, please see the prospectus of American Funds that offer Class 529 shares.)

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

· for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

· made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

· for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

· for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

· for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

Tax-exempt income funds — Page 96

· for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by Capital Client Group, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Joint accounts may be aggregated with other accounts belonging to the primary owner and/or his or her immediate family. The primary owner of a joint account is the individual responsible for taxes on the account.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in American Funds. Shares of American Funds U.S. Government Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of American Funds to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds U.S. Government Money Market Fund Class A shares are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial professional or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C shares of American High-Income Municipal Bond Fund or American Funds Tax-Exempt Fund of New York if such combined American Funds and

Tax-exempt income funds — Page 97

American Funds Legacy holdings cause you to be eligible to purchase Class A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

Reducing your Class T sales charge — As described in the prospectus, the initial sales charge you pay each time you buy Class T shares may differ depending upon the amount you invest and may be reduced for larger purchases. Additionally, Class T shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge. Sales charges on Class T shares are applied on a transaction-by-transaction basis, and, accordingly, Class T shares are not eligible for any other sales charge waivers or reductions, including through the aggregation of Class T shares concurrently purchased by other related accounts or in other American Funds. The sales charge applicable to Class T shares may not be reduced by establishing a statement of intention, and rights of accumulation are not available for Class T shares.

CDSC waivers for Class A and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) will be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC will be waived for the following types of transactions, if they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

· Required minimum distributions taken from retirement accounts in accordance with IRS regulations.

· Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

The CDSC on American Funds Class A shares may be waived in cases where the fund’s transfer agent determines the benefit to the fund of collecting the CDSC would be outweighed by the cost of applying it.

CDSC waivers are allowed only in the cases listed here and in the prospectus.

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Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (normally seven business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), the fund typically expects to pay redemption proceeds one business day following receipt and acceptance of a redemption order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds U.S. Government Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds and you may be subject to a fee for the transaction.

Tax-exempt income funds — Page 99

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available if your account is held with an investment dealer.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except Class T shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Depending on the financial intermediary holding your account, your reinvestment privileges may be unavailable or differ from those described in this statement of additional information. Investors should consult their financial intermediary for further information.

Tax-exempt income funds — Page 100

Automatic exchanges — For all share classes other than Class T shares, you may automatically exchange shares of the same class in amounts of $50 or more among any American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your financial professional or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American Funds Service Company and capitalgroup.com — You may check your share balance, the price of your shares or your most recent account transaction or redeem or exchange shares by calling American Funds Service Company at (800) 421-4225 or using capitalgroup.com. Redemptions and exchanges through American Funds Service Company and capitalgroup.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, please contact American Funds Service Company for assistance. Once you establish this privilege, you, your financial professional or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone or the Internet (including capitalgroup.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may

Tax-exempt income funds — Page 101

also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

Tax-exempt income funds — Page 102

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolios, are held by JP Morgan Chase Bank N.A., 270 Park Avenue, New York, NY 10017-2070 for STEX, LTEX, TEBF, AHIM and TEFCA, and by State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111 for TEFNY., as custodian. If the fund holds securities of issuers outside the United States, the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the United States or branches of U.S. banks outside the United States.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based on the number of accounts serviced or a percentage of fund assets, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

Tax-exempt income funds — Page 103

During the 2024 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

		Transfer agent fee
STEX	Class A	$490,000 490,000
	Class T	—*
	Class F-1	6,000
	Class F-2	164,000
	Class F-3	8,000
	Class R-6	3,000
LTEX	Class A	1,410,000
	Class C	6,000
	Class T	—*
	Class F-1	42,000
	Class F-2	854,000
	Class F-3	21,000
	Class R-6	10,000
TEBF	Class A	4,409,000
	Class C	74,000
	Class T	—*
	Class F-1	190,000
	Class F-2	5,739,000
	Class F-3	99,000
	Class R-6	12,000

Tax-exempt income funds — Page 104

		Transfer agent fee
AHIM	Class A	$2,622,000
	Class C	62,000
	Class T	—*
	Class F-1	117,000
	Class F-2	2,486,000
	Class F-3	49,000
	Class R-6	18,000
TEFCA	Class A	371,000
	Class C	7,000
	Class T	—
	Class F-1	57,000
	Class F-2	546,000
	Class F-3	14,000
TEFNY	Class A	64,000
	Class C	2,000
	Class T	—*
	Class F-1	1,000
	Class F-2	37,000
	Class F-3	1,000

* Amount less than $1,000.

STEX did not offer Class C shares in the 2024 fiscal year and is not currently offering C shares.

Independent registered public accounting firm — PricewaterhouseCoopers LLP, 601 South Figueroa Street, Los Angeles, CA 90017, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements of each fund included in this statement of additional information that are from the fund's Form N-CSR have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the respective reports of such firms given upon their authority as experts in accounting and auditing. The selection of the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Morgan, Lewis & Bockius LLP, One Federal Street, Boston, MA 02110-1726, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by applicable 1940 Act rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on July 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s expenses, key statistics, holdings information and investment results (annual report only). Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at capitalgroup.com/prospectus. The annual financial statements for each fund are audited by the fund’s independent registered public accounting firm,

Tax-exempt income funds — Page 105

PricewaterhouseCoopers LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, capitalgroup.com. Shareholders who elect to receive documents electronically will receive such documents in electronic form and will not receive documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the Capital Group organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

Credit facility — American High-Income Municipal Bond Fund, together with other U.S. registered investment funds managed by Capital Research and Management Company, has entered into a committed line of credit facility pursuant to which the funds may borrow up to $1.5 billion as a source of temporary liquidity on a first-come, first-served basis. Under the credit facility, loans are generally unsecured; however, a borrowing fund must collateralize any borrowings under the facility on an equivalent basis if it has certain other collateralized borrowings.

Tax-exempt income funds — Page 106

American Funds Short-Term Tax-Exempt Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2024

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$9.94
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.19

Limited Term Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2024

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.31
Maximum offering price per share (100/97.50 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$15.70

The Tax-Exempt Bond Fund of America

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2024

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$12.45
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$12.94

American High-Income Municipal Bond Fund

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2024

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$15.35
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$15.95

Tax-exempt income funds — Page 107

The Tax-Exempt Fund of California

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2024

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$16.78
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$17.43

American Funds Tax-Exempt Fund of New York

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — July 31, 2024

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$10.15
Maximum offering price per share (100/96.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$10.55

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the reports of the fund’s independent registered public accounting firms contained in the fund’s Form N-CSR, are included in this statement of additional information.

Tax-exempt income funds — Page 108

Fund numbers — Here are the fund numbers for use when making share transactions:

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
Stock and stock/fixed income funds
AMCAP Fund®	002	302	43002	402	602	702
American Balanced Fund®	011	311	43011	411	611	711
American Funds® Developing World Growth and Income Fund	30100	33100	43100	34100	36100	37100
American Funds® Global Balanced Fund	037	337	43037	437	637	737
American Funds® Global Insight Fund	30122	33122	43122	34122	36122	37122
American Funds® International Vantage Fund	30123	33123	43123	34123	36123	37123
American Mutual Fund®	003	303	43003	403	603	703
Capital Income Builder®	012	312	43012	412	612	712
Capital World Growth and Income Fund®	033	333	43033	433	633	733
EuroPacific Growth Fund®	016	316	43016	416	616	716
Fundamental Investors®	010	310	43010	410	610	710
The Growth Fund of America®	005	305	43005	405	605	705
The Income Fund of America®	006	306	43006	406	606	706
International Growth and Income Fund	034	334	43034	434	634	734
The Investment Company of America®	004	304	43004	404	604	704
The New Economy Fund®	014	314	43014	414	614	714
New Perspective Fund®	007	307	43007	407	607	707
New World Fund®	036	336	43036	436	636	736
SMALLCAP World Fund®	035	335	43035	435	635	735
Washington Mutual Investors Fund	001	301	43001	401	601	701
Fixed income funds
American Funds Emerging Markets Bond Fund ®	30114	33114	43114	34114	36114	37114
American Funds Corporate Bond Fund ®	032	332	43032	432	632	732
American Funds Inflation Linked Bond Fund®	060	360	43060	460	660	760
American Funds Mortgage Fund®	042	342	43042	442	642	742
American Funds® Multi-Sector Income Fund	30126	33126	43126	34126	36126	37126
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	43039	439	639	739
American Funds® Strategic Bond Fund	30112	33112	43112	34112	36112	37112
American Funds Tax-Exempt Fund of New York®	041	341	43041	441	641	741
American High-Income Municipal Bond Fund®	040	340	43040	440	640	740
American High-Income Trust®	021	321	43021	421	621	721
The Bond Fund of America®	008	308	43008	408	608	708
Capital World Bond Fund®	031	331	43031	431	631	731
Intermediate Bond Fund of America®	023	323	43023	423	623	723
Limited Term Tax-Exempt Bond Fund of America®	043	343	43043	443	643	743
Short-Term Bond Fund of America®	048	348	43048	448	648	748
The Tax-Exempt Bond Fund of America®	019	319	43019	419	619	719
The Tax-Exempt Fund of California®	020	320	43020	420	620	720
U.S. Government Securities Fund®	022	322	43022	422	622	722
Money market fund
American Funds® U.S. Government Money Market Fund	059	359	43059	459	659	759

Tax-exempt income funds — Page 109

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
Stock and stock/fixed income funds
AMCAP Fund	1002	1302	1502	46002	1402	1602	1702	N/A	N/A
American Balanced Fund	1011	1311	1511	46011	1411	1611	1711	N/A	N/A
American Funds Developing World Growth and Income Fund	10100	13100	15100	46100	14100	16100	17100	N/A	N/A
American Funds Global Balanced Fund	1037	1337	1537	46037	1437	1637	1737	N/A	N/A
American Funds Global Insight Fund	10122	13122	15122	46122	14122	16122	17122	N/A	N/A
American Funds International Vantage Fund	10123	13123	15123	46123	14123	16123	17123	N/A	N/A
American Mutual Fund	1003	1303	1503	46003	1403	1603	1703	N/A	N/A
Capital Income Builder	1012	1312	1512	46012	1412	1612	1712	N/A	N/A
Capital World Growth and Income Fund	1033	1333	1533	46033	1433	1633	1733	N/A	N/A
EuroPacific Growth Fund	1016	1316	1516	46016	1416	1616	1716	N/A	N/A
Fundamental Investors	1010	1310	1510	46010	1410	1610	1710	N/A	N/A
The Growth Fund of America	1005	1305	1505	46005	1405	1605	1705	N/A	N/A
The Income Fund of America	1006	1306	1506	46006	1406	1606	1706	N/A	N/A
International Growth and Income Fund	1034	1334	1534	46034	1434	1634	1734	N/A	N/A
The Investment Company of America	1004	1304	1504	46004	1404	1604	1704	N/A	N/A
The New Economy Fund	1014	1314	1514	46014	1414	1614	1714	N/A	N/A
New Perspective Fund	1007	1307	1507	46007	1407	1607	1707	N/A	N/A
New World Fund	1036	1336	1536	46036	1436	1636	1736	N/A	N/A
SMALLCAP World Fund	1035	1335	1535	46035	1435	1635	1735	N/A	N/A
Washington Mutual Investors Fund	1001	1301	1501	46001	1401	1601	1701	N/A	N/A
Fixed income funds
American Funds Emerging Markets Bond Fund	10114	13114	15114	46114	14114	16114	17114	N/A	N/A
American Funds Corporate Bond Fund	1032	1332	1532	46032	1432	1632	1732	N/A	N/A
American Funds Inflation Linked Bond Fund	1060	1360	1560	46060	1460	1660	1760	N/A	N/A
American Funds Mortgage Fund	1042	1342	1542	46042	1442	1642	1742	N/A	N/A
American Funds Multi-Sector Income Fund	10126	13126	15126	46126	14126	16126	17126	N/A	N/A
American Funds Strategic Bond Fund	10112	13112	15112	46112	14112	16112	17112	N/A	N/A
American High-Income Trust	1021	1321	1521	46021	1421	1621	1721	N/A	N/A
The Bond Fund of America	1008	1308	1508	46008	1408	1608	1708	N/A	N/A
Capital World Bond Fund	1031	1331	1531	46031	1431	1631	1731	N/A	N/A
Intermediate Bond Fund of America	1023	1323	1523	46023	1423	1623	1723	N/A	N/A
Short-Term Bond Fund of America	1048	1348	1548	46048	1448	1648	1748	N/A	N/A
U.S. Government Securities Fund	1022	1322	1522	46022	1422	1622	1722	N/A	N/A
Money market fund
American Funds U.S. Government Money Market Fund	1059	1359	1559	46059	1459	1659	1759	48059	60059

Tax-exempt income funds — Page 110

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Stock and stock/fixed income funds
AMCAP Fund	2102	2202	4102	2302	2402	2702	2502	2602
American Balanced Fund	2111	2211	4111	2311	2411	2711	2511	2611
American Funds Developing World Growth and Income Fund	21100	22100	41100	23100	24100	27100	25100	26100
American Funds Global Balanced Fund	2137	2237	4137	2337	2437	2737	2537	2637
American Funds Global Insight Fund	21122	22122	41122	23122	24122	27122	25122	26122
American Funds International Vantage Fund	21123	22123	41123	23123	24123	27123	25123	26123
American Mutual Fund	2103	2203	4103	2303	2403	2703	2503	2603
Capital Income Builder	2112	2212	4112	2312	2412	2712	2512	2612
Capital World Growth and Income Fund	2133	2233	4133	2333	2433	2733	2533	2633
EuroPacific Growth Fund	2116	2216	4116	2316	2416	2716	2516	2616
Fundamental Investors	2110	2210	4110	2310	2410	2710	2510	2610
The Growth Fund of America	2105	2205	4105	2305	2405	2705	2505	2605
The Income Fund of America	2106	2206	4106	2306	2406	2706	2506	2606
International Growth and Income Fund	2134	2234	41034	2334	2434	27034	2534	2634
The Investment Company of America	2104	2204	4104	2304	2404	2704	2504	2604
The New Economy Fund	2114	2214	4114	2314	2414	2714	2514	2614
New Perspective Fund	2107	2207	4107	2307	2407	2707	2507	2607
New World Fund	2136	2236	4136	2336	2436	2736	2536	2636
SMALLCAP World Fund	2135	2235	4135	2335	2435	2735	2535	2635
Washington Mutual Investors Fund	2101	2201	4101	2301	2401	2701	2501	2601
Fixed income funds
American Funds Emerging Markets Bond Fund	21114	22114	41114	23114	24114	27114	25114	26114
American Funds Corporate Bond Fund	2132	2232	4132	2332	2432	2732	2532	2632
American Funds Inflation Linked Bond Fund	2160	2260	4160	2360	2460	2760	2560	2660
American Funds Mortgage Fund	2142	2242	4142	2342	2442	2742	2542	2642
American Funds Multi-Sector Income Fund	21126	22126	41126	23126	24126	27126	25126	26126
American Funds Strategic Bond Fund	21112	22112	41112	23112	24112	27112	25112	26112
American High-Income Trust	2121	2221	4121	2321	2421	2721	2521	2621
The Bond Fund of America	2108	2208	4108	2308	2408	2708	2508	2608
Capital World Bond Fund	2131	2231	4131	2331	2431	2731	2531	2631
Intermediate Bond Fund of America	2123	2223	4123	2323	2423	2723	2523	2623
Short-Term Bond Fund of America	2148	2248	4148	2348	2448	2748	2548	2648
U.S. Government Securities Fund	2122	2222	4122	2322	2422	2722	2522	2622
Money market fund
American Funds U.S. Government Money Market Fund	2159	2259	4159	2359	2459	2759	2559	2659

Tax-exempt income funds — Page 111

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	30187	33187	43187	34187	36187	37187
American Funds® 2065 Target Date Retirement Fund	30185	33185	43185	34185	36185	37185
American Funds 2060 Target Date Retirement Fund®	083	383	43083	483	683	783
American Funds 2055 Target Date Retirement Fund®	082	382	43082	482	682	782
American Funds 2050 Target Date Retirement Fund®	069	369	43069	469	669	769
American Funds 2045 Target Date Retirement Fund®	068	368	43068	468	668	768
American Funds 2040 Target Date Retirement Fund®	067	367	43067	467	667	767
American Funds 2035 Target Date Retirement Fund®	066	366	43066	466	36066	766
American Funds 2030 Target Date Retirement Fund®	065	365	43065	465	665	765
American Funds 2025 Target Date Retirement Fund®	064	364	43064	464	664	764
American Funds 2020 Target Date Retirement Fund®	063	363	43063	463	663	763
American Funds 2015 Target Date Retirement Fund®	062	362	43062	462	662	762
American Funds 2010 Target Date Retirement Fund®	061	361	43061	461	661	761

Tax-exempt income funds — Page 112

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds® 2070 Target Date Retirement Fund	21187	22187	41187	23187	24187	27187	25187	26187
American Funds® 2065 Target Date Retirement Fund	21185	22185	41185	23185	24185	27185	25185	26185
American Funds 2060 Target Date Retirement Fund®	2183	2283	4183	2383	2483	2783	2583	2683
American Funds 2055 Target Date Retirement Fund®	2182	2282	4182	2382	2482	2782	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	4169	2369	2469	2769	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	4168	2368	2468	2768	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	4167	2367	2467	2767	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	4166	2366	2466	2766	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	4165	2365	2465	2765	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	4164	2364	2464	2764	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	4163	2363	2463	2763	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	4162	2362	2462	2762	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	4161	2361	2461	2761	2561	2661

Tax-exempt income funds — Page 113

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3
American Funds College Target Date Series®
American Funds® College 2042 Fund	10144	13144	15144	46144	14144	16144	17144
American Funds® College 2039 Fund	10136	13136	15136	46136	14136	16136	17136
American Funds® College 2036 Fund	10125	13125	15125	46125	14125	16125	17125
American Funds College 2033 Fund®	10103	13103	15103	46103	14103	16103	17103
American Funds College 2030 Fund®	1094	1394	1594	46094	1494	1694	1794
American Funds College 2027 Fund®	1093	1393	1593	46093	1493	1693	1793
American Funds College Enrollment Fund®	1088	1388	1588	46088	1488	1688	1788

Tax-exempt income funds — Page 114

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Portfolio Series
American Funds® Global Growth Portfolio	055	355	43055	455	655	755
American Funds® Growth Portfolio	053	353	43053	453	653	753
American Funds® Growth and Income Portfolio	051	351	43051	451	651	751
American Funds® Moderate Growth and Income Portfolio	050	350	43050	450	650	750
American Funds® Conservative Growth and Income Portfolio	047	347	43047	447	647	747
American Funds® Tax-Aware Conservative Growth and Income Portfolio	046	346	43046	446	646	746
American Funds® Preservation Portfolio	045	345	43045	445	645	745
American Funds® Tax-Exempt Preservation Portfolio	044	344	43044	444	644	744

	Fund numbers
Fund	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class ABLE-A	Class ABLE-F-2
American Funds Global Growth Portfolio	1055	1355	1555	46055	1455	1655	1755	48055	60055
American Funds Growth Portfolio	1053	1353	1553	46053	1453	1653	1753	48053	60053
American Funds Growth and Income Portfolio	1051	1351	1551	46051	1451	1651	1751	48051	60051
American Funds Moderate Growth and Income Portfolio	1050	1350	1550	46050	1450	1650	1750	48050	60050
American Funds Conservative Growth and Income Portfolio	1047	1347	1547	46047	1447	1647	1747	48047	60047
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1345	1545	46045	1445	1645	1745	48045	60045
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	4155	2355	2455	2755	2555	2655
American Funds Growth Portfolio	2153	2253	4153	2353	2453	2753	2553	2653
American Funds Growth and Income Portfolio	2151	2251	4151	2351	2451	2751	2551	2651
American Funds Moderate Growth and Income Portfolio	2150	2250	4150	2350	2450	2750	2550	2650
American Funds Conservative Growth and Income Portfolio	2147	2247	4147	2347	2447	2747	2547	2647
American Funds Tax-Aware Conservative Growth and Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	4145	2345	2445	2745	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tax-exempt income funds — Page 115

	Fund numbers
Fund	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3
American Funds® Retirement Income Portfolio Series
American Funds® Retirement Income Portfolio – Conservative	30109	33109	43109	34109	36109	37109
American Funds® Retirement Income Portfolio – Moderate	30110	33110	43110	34110	36110	37110
American Funds® Retirement Income Portfolio – Enhanced	30111	33111	43111	34111	36111	37111

	Fund numbers
Fund	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
American Funds Retirement Income Portfolio – Conservative	21109	22109	41109	23109	24109	27109	25109	26109
American Funds Retirement Income Portfolio – Moderate	21110	22110	41110	23110	24110	27110	25110	26110
American Funds Retirement Income Portfolio – Enhanced	21111	22111	41111	23111	24111	27111	25111	26111

Tax-exempt income funds — Page 116

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service and S&P Global Ratings.

Description of bond ratings

Moody’s

Municipal long-term rating definitions

Aaa

Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa

Obligations rated Baa are judged to be medium grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba

Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B

Obligations rated B are considered speculative and are subject to high credit risk.

Caa

Obligations rated Caa are judged to be speculative and of poor standing and are subject to very high credit risk.

Ca

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C

Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies and securities firms.

Tax-exempt income funds — Page 117

S&P Global Ratings
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not occurred, but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.

Tax-exempt income funds — Page 118

C
An obligation rated C is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.

D
An obligation rated D is in default or in breach of an imputed promise. For non-hybrid capital instruments, the D rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to D if it is subject to a distressed debt restructuring.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

Indicates that a rating has not been assigned or is no longer assigned.

Tax-exempt income funds — Page 119

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

· The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;

· The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

· Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

Tax-exempt income funds — Page 120

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

· The selective payment default on a specific class or currency of debt;

· The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

· The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

· Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

Tax-exempt income funds — Page 121

Description of note ratings

Moody’s

Municipal short-term debt ratings

MIG 1

This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Tax-exempt income funds — Page 122

S&P Global Ratings

Short-term issue credit ratings

SP-1

Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

Speculative capacity to pay principal and interest.

Tax-exempt income funds — Page 123

Description of commercial paper ratings

Moody’s

Global short-term rating scale

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

S&P Global Ratings

Commercial paper ratings (highest three ratings)

A-1

A short-term obligation rated A-1 is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.

A-2

A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.

A-3

A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.

Tax-exempt income funds — Page 124

American Funds Short-Term Tax-Exempt Bond Fund

Investment portfolio July 31, 2024

Bonds, notes & other debt instruments 92.69%	Principal amount (000)		Value (000)
Alabama 3.74%
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2028 (preref. 9/1/2024)	USD	500	$501
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)		6,000	6,039
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)		3,405	3,634
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)		3,350	3,565
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		2,875	2,883
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)		12,420	12,520
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-F, 5.50% 11/1/2053 (put 12/1/2028)		440	468
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)		2,080	2,258
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)		2,500	2,721
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)		7,790	8,434
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2033 (preref. 9/1/2026)		1,500	1,559
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2036 (preref. 9/1/2026)		4,500	4,678
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 4.00% 6/1/2037 (preref. 9/1/2027)		1,780	1,841
City of Hoover, G.O. Warrants, Series 2016, 4.00% 7/1/2033 (preref. 7/1/2026)		1,000	1,021
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)		2,050	2,042
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Peppertree Place Project), Series 2022-C, 3.25% 11/1/2025 (put 11/1/2024)		1,575	1,573
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2028		2,145	2,279
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2029		2,750	2,959
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2033		1,000	1,123
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 3.65% 7/15/2034 (put 1/10/2025)		2,535	2,534
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)		3,450	3,676
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		450	450
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)		2,390	2,498
			71,256

Alaska 0.82%
City of Anchorage, Electric Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2041 (preref. 12/1/2024)		3,085	3,105
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026		495	479
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044		2,665	2,610
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046		125	124
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052		1,210	1,284
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		440	479
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2026		550	568
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2026		725	755
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2027		590	620
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2027		600	636
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2026		1,500	1,551
International Airport System, Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 10/1/2029		3,185	3,401
			15,612

Arizona 1.38%
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 0.75% 7/1/2025		650	628
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028		3,500	3,691
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2025		145	147
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2026		1,200	1,233

1	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Industrial Dev. Auth., Multi Family Housing Bonds (Ironwood Ranch Apartments Project), Series 2024, 5.00% 2/1/2058 (put 9/1/2026)	USD	1,400	$1,446
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2024		825	829
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2025		1,675	1,708
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2025		1,500	1,537
Industrial Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 3.75% 10/1/2054 (put 4/1/2025)		1,560	1,561
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2026		1,500	1,554
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2023-A, 5.00% 1/1/2053 (put 5/15/2028)		6,695	7,095
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2025		2,025	2,056
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2026		830	831
County of Pima, Sewer System Rev. and Rev. Ref. Obligations, Series 2022, 5.00% 7/1/2027		1,115	1,181
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2026		300	312
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027		450	408
			26,217

Arkansas 0.05%
Dev. Fin. Auth., Revolving Loan Fund Rev. Bonds, Series 2023, 5.00% 6/1/2027		965	1,021

California 9.81%
Anaheim Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2003, National insured, 0% 8/1/2028		1,000	883
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 4/1/2045 (put 4/1/2026)		2,000	1,964
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 3.91% 4/1/2056 (put 4/1/2027)[1]		1,200	1,183
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 4.059% 4/1/2056 (put 4/1/2026)[1]		730	727
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-S-6, 5.00% 10/1/2054 (preref. 10/1/2024)		1,540	1,545
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2031		1,000	1,084
Trustees of the California State University, Systemwide Rev. Bonds, Series 2017-A, 5.00% 11/1/2026		365	383
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2027		350	364
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)		945	864
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2024		195	195
Coachella Valley Water Dist., Drinking Water System Rev. Notes, Series 2022-A, 1.375% 6/1/2025		3,000	2,937
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		2,160	2,183
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		8,755	9,294
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)		2,435	2,612
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)		3,000	3,246
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)		1,500	1,610
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 10/1/2024 (escrowed to maturity)		165	166
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 9/1/2025		1,560	1,563
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.50% 8/1/2026		450	473
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)		2,000	1,975
Fremont Unified School Dist., G.O. Bonds, 2014 Election, Series 2014-A, 4.00% 8/1/2038 (preref. 8/1/2024)		5,390	5,390
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 8/1/2024		135	135
G.O. Bonds, Series 2020, 4.00% 3/1/2028		500	520
G.O. Bonds, Series 2020, 5.00% 3/1/2029		1,540	1,685
G.O. Rev. Ref. Bonds, Series 2022, 5.00% 9/1/2024		5,000	5,008

American Funds Tax-Exempt Income Funds	2

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028	USD	500	$523
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2028		2,735	2,967
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2028		650	707
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2029		120	132
G.O. Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031		1,305	1,322
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027		110	110
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2019-B, 5.00% 10/1/2039 (put 10/1/2027)		1,000	1,040
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2025		690	700
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Symphony at Del Sur), Series 2023-V, 5.00% 5/1/2054 (put 11/1/2026)		695	718
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, (SIFMA Municipal Swap Index + 0.60%) 4.31% 12/1/2050 (put 6/1/2026)[1]		945	945
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2028		1,490	1,563
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2029		1,600	1,626
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2026		3,500	3,604
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2027		1,230	1,282
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028		1,250	1,317
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2026		3,605	3,712
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-D, AMT, 5.00% 5/15/2027		1,005	1,015
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2027		2,000	2,085
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2028		3,615	3,810
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028		500	527
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-G, AMT, 5.00% 5/15/2028		2,100	2,221
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2028		750	790
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2022-C, 5.00% 6/1/2026		500	521
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		1,240	1,225
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2027		1,000	1,063
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2026		295	307
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2028		1,500	1,630
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-2, 5.00% 7/1/2037 (put 7/1/2029)		2,660	2,873
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)		5,080	5,325
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)		2,750	2,775
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 4.80% 11/1/2041 (put 6/2/2025)		1,980	1,991
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)		5,280	5,061
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2029		7,650	6,492
North Natomas Community Facs. Dist. No. 4, Special Tax Rev. Ref. Bonds, Series 2023-G, 5.00% 9/1/2028		1,500	1,614
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028		2,740	2,891
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2028 (escrowed to maturity)		30	32
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029		615	655
Palomar Community College Dist., G.O. Bonds, 2006 Election, Series 2015-C, 4.00% 8/1/2040 (preref. 8/1/2024)		4,000	4,050

3	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2037	USD	1,350	$1,570
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031		1,560	1,575
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2026		500	522
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029		1,300	1,435
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2030		340	277
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2027		685	725
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2024		115	115
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)		1,805	1,869
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028		1,570	1,657
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/1/2025		5,990	6,068
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027		780	810
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2023-A-2, AMT, 5.00% 5/1/2029		2,115	2,252
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2014-A-2, AMT, 5.00% 5/1/2044		5,000	5,007
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-A, AMT, 5.00% 5/1/2027		2,000	2,078
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Co., LLC), Series 2019-A, AMT, 5.00% 1/1/2026		1,500	1,532
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)		3,150	3,275
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)		260	268
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2015, 4.00% 8/1/2040 (preref. 8/1/2025)		6,535	6,613
Santa Clarita Community College Dist., G.O. Bonds, 2006 Election, Series 2014, 4.00% 8/1/2039 (preref. 8/1/2024)		1,975	1,975
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2029		1,150	1,151
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)		500	535
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2025		115	117
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2028 (preref. 2/15/2026)		250	258
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2027		800	850
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A-1, 5.00% 6/1/2027		750	781
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028		750	791
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030		2,750	2,786
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy / Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 9/1/2027		200	203
Regents of the University of California, General Rev. Bonds, Series 2024-BT, 5.00% 5/15/2026		6,500	6,754
Regents of the University of California, General Rev. Bonds, Series 2023-C, 5.00% 5/15/2029		520	574
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2026		470	488
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045		200	199
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052		1,560	1,641
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049		1,280	1,280
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		3,245	3,174
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		360	394
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, 0% 8/1/2031		1,030	780

American Funds Tax-Exempt Income Funds	4

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	USD	230	$242
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)		245	264
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2001 Election, Series 2005-B, Assured Guaranty Municipal insured, 0% 9/1/2025		5,000	4,842
			186,937

Colorado 2.00%
Board of Governors of the Colorado State University System, System Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 3/1/2041 (preref. 3/1/2027)		1,530	1,611
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027		1,995	2,087
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028		4,500	4,768
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2028		125	136
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2027		1,500	1,570
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029		2,000	2,138
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.921% 9/1/2039 (put 9/1/2024)[1]		645	645
Health Facs. Auth., Hospital Rev. Bonds (Sanford), Series 2019-A, 5.00% 11/1/2028		1,000	1,072
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2030		650	721
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048		455	455
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048		415	415
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048		350	351
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049		2,910	2,920
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049		725	728
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051		1,605	1,565
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051		1,900	1,861
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052		5,325	5,217
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052		4,980	5,161
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053		1,360	1,483
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054		1,405	1,562
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 3.00% 1/15/2026		325	322
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029		400	425
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 6/1/2054 (put 10/15/2024)		1,000	995
			38,208

Connecticut 1.07%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Summerfield Townhouses Project), Series 2022-A, 4.25% 2/1/2027 (put 2/1/2025)		3,000	3,001
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2028		925	986
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 7/1/2025		160	161
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 2.80% 7/1/2048 (put 2/10/2026)		5,000	4,965
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027		750	774
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028		545	569
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029		560	589
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2030		440	465
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040		635	634
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041		980	973
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042		655	657
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043		505	500
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045		45	45
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046		180	179

5	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	USD	1,300	$1,299
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047		650	650
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047		795	795
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049		1,245	1,212
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051		690	680
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053		995	1,063
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		115	115
			20,312

Delaware 0.01%
G.O. Bonds, Series 2021, 5.00% 2/1/2031		130	147

District of Columbia 2.08%
G.O. Bonds, Series 2023-A, 5.00% 1/1/2027		2,525	2,651
G.O. Bonds, Series 2015-A, 5.00% 6/1/2032		2,930	2,974
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2035		800	815
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)		7,395	7,325
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 4.00% 9/1/2040 (put 9/1/2025)		1,000	1,003
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)		1,180	1,238
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2025		4,000	4,074
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026		1,000	1,033
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2026		1,500	1,550
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2025		1,000	1,018
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2025		900	917
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2026		2,000	2,067
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027		1,000	1,045
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027		490	512
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029		5,000	5,337
Metropolitan Washington DC Airports Auth., Rev and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2028		1,500	1,587
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2028 (preref. 4/1/2026)		230	238
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2029 (preref. 4/1/2026)		225	232
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)		4,000	3,925
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2014-C, 5.00% 10/1/2025		150	151
			39,692

Florida 2.30%
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Pinnacle 441 Phase 2), Series 2023, 4.05% 9/1/2056 (put 3/1/2026)		1,755	1,770
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2026		1,535	1,576
Central Florida Expressway Auth., Rev. Bonds, Series 2024-B, Assured Guaranty Municipal insured, 5.00% 7/1/2032		1,295	1,471
Citizens Property Insurance Corp., Coastal Account Senior Secured Bonds, Series 2015-A-1, 5.00% 6/1/2025 (preref. 12/1/2024)		1,000	1,006
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)		1,415	1,401
Board of Education, Lottery Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2027		3,175	3,294

American Funds Tax-Exempt Income Funds	6

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-A, AMT, 5.00% 10/1/2029 (preref. 10/1/2026)	USD	1,000	$1,034
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2030 (preref. 10/1/2027)		1,025	1,076
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2040 (preref. 10/1/2024)		3,310	3,317
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048		405	405
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		530	529
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050		810	812
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051		275	269
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051		560	554
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052		4,525	4,402
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052		800	790
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054		1,055	1,141
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055		925	1,032
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (The Canopy at West River Towers 1 & 2), Series 2022-A-2, 3.25% 5/1/2026 (put 5/1/2025)		4,155	4,140
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2024		600	602
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2025		1,540	1,577
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2025		280	287
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029		350	373
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029		1,665	1,775
County of Miami-Dade, Capital Asset Acquisition Special Obligation Bonds, Series 2023-A, 5.00% 4/1/2025		755	765
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 7/1/2026		1,000	1,004
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Quail Roost Transit Village I), Series 2023, 5.00% 9/1/2026 (put 9/1/2025)		1,000	1,012
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2030		2,670	2,857
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2025		75	76
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2026		100	103
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2016-A, 5.00% 7/1/2027		315	328
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-B, 5.00% 7/1/2027		445	473
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2023-A, 5.00% 7/1/2026		1,515	1,573
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2022, 5.00% 7/1/2026		1,000	1,038
			43,862

Georgia 3.14%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2023-G, AMT, 5.00% 7/1/2026		1,895	1,957
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2027		430	455
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2028		665	701
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 1997-1, 1.80% 9/1/2029		560	482
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)		1,175	1,153
G.O. Bonds, Series 2015-A, 5.00% 2/1/2027		1,000	1,009
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 12/1/2027		500	523
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2024-A, 5.00% 10/15/2030		1,550	1,706
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045		5	5
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046		60	60
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 12/1/2047		610	610
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028		1,500	1,598
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2026		3,000	3,056
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)		3,000	3,024
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)		1,000	1,066
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)		7,560	8,086
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)		4,390	4,716
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)		4,030	4,344
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 4.00% 11/1/2025		1,400	1,414
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 1/1/2027		270	273
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2025		200	202

7	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2026	USD	280	$288
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027		220	229
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 7/1/2029		500	541
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 7/1/2030		500	545
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 7/1/2031		500	555
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2025		195	196
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2026		200	203
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2027		200	205
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2028		1,285	1,356
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2030		740	804
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2028		400	424
County of Rockdale, Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Conyers Project), Series 2022, 3.625% 2/1/2026 (put 2/1/2025)		8,105	8,086
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 8/1/2025 (put 8/1/2024)		9,955	9,955
			59,827

Guam 0.06%
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028		1,000	1,060

Hawaii 0.17%
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 7/1/2029		1,000	1,051
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2028		2,080	2,168
			3,219

Idaho 0.27%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2027		200	208
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2028		260	274
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029		165	176
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2027		1,100	1,168
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050		545	545
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054		2,525	2,784
			5,155

Illinois 4.10%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2027		1,950	2,028
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		2,500	2,629
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-B, BAM insured, 5.00% 1/1/2025		1,000	1,008
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2027		4,500	4,643
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2028		4,045	4,220
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 1/1/2027		1,000	1,044
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2029		700	758
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2030		1,885	2,066
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2029		750	817
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2031		1,455	1,619
County of Cook, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2029		3,005	3,286
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 9/1/2026 (preref. 9/1/2024)		1,000	1,001

American Funds Tax-Exempt Income Funds	8

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 9/1/2027 (preref. 9/1/2024)	USD	200	$200
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2025		1,265	1,288
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-1, 5.00% 5/15/2050 (put 11/15/2024)		2,585	2,587
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)		2,535	2,602
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 4.31% 5/1/2042 (put 5/1/2026)[1]		250	246
Fin. Auth., Rev. Bonds (University of Chicago Medicine), Series 2022-B-2, 5.00% 8/15/2052 (put 8/15/2027)		2,230	2,333
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.00% 4/1/2032		3,000	3,414
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)		4,685	4,756
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)		1,060	1,062
G.O. Bonds, Series 2020, 5.50% 5/1/2026		1,500	1,558
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 7/1/2026		410	383
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Bellwood Senior), Series 2022, 4.00% 3/1/2043 (put 12/1/2024)		1,455	1,457
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Berry Manor), Series 2022, 4.00% 9/1/2025 (put 9/1/2024)		190	190
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.61% 5/15/2050 (put 5/15/2025)[1]		6,625	6,633
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, 3.60% 8/1/2032 (put 8/1/2028)		2,175	2,183
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 4.00% 10/1/2049		305	305
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049		220	221
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		3,810	3,707
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053		2,600	2,779
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054		550	598
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025		1,000	993
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2026		2,470	2,519
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027		470	483
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2027		100	105
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027		675	689
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2027		2,500	2,621
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 6/1/2025 (escrowed to maturity)		2,000	2,030
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 1/1/2027		1,000	1,043
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2029		1,930	2,077
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040		1,275	1,287
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2029		600	652
			78,120

Indiana 2.86%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 12/1/2038 (put 4/1/2026)		520	490
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 12/1/2040		1,000	1,008
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)		6,320	6,717
Fin. Auth., State Revolving Fund Green Bonds, Series 2019-E, 5.00% 2/1/2026		1,465	1,511
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2027		330	347
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028		425	456
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2025		1,250	1,279
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2027		1,250	1,331
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028		1,250	1,347
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2031		1,000	1,132
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2001-A-1, 5.00% 11/15/2036		935	949
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds (Emerald Pointe Apartments Project), Series 2022, 5.00% 11/1/2025 (put 11/1/2024)		375	376
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 7/1/2048		2,140	2,138
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 7/1/2048		1,530	1,535

9	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	USD	215	$214
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 7/1/2049		160	157
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		575	561
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052		1,965	1,903
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053		405	419
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053		2,025	2,149
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2027		1,500	1,541
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2028		1,350	1,394
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2029		1,225	1,273
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2025		255	257
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2028		3,110	3,255
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029		2,290	2,420
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2026		2,965	2,977
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028		300	307
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2033		2,000	2,008
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028		4,000	4,162
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2028		700	743
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)		4,000	4,041
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)		1,000	1,009
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)		3,000	3,063
			54,469

Iowa 1.03%
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)		2,125	2,151
Fin. Auth., Single Family Mortgage Bonds, Series 2022-A, 3.00% 1/1/2052		3,220	3,117
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049		245	241
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)		11,780	12,027
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2026		600	614
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2027		1,000	1,030
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028		435	452
			19,632

Kansas 0.39%
Dev. Fin. Auth., Hospital Rev. Bonds (Advent Health Obligated Group), Series 2021-B, 5.00% 11/15/2054 (put 11/15/2028)		5,040	5,388
Johnson County Unified School Dist. No. 512, G.O. Rev. Ref. and Improvement Bonds (Shawnee Mission), Series 2015-A, 5.00% 10/1/2033 (preref. 10/1/2025)		2,000	2,047
			7,435

Kentucky 0.98%
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)		2,030	2,081
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		550	612
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055		310	342
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-2, (USD-SOFR x 0.67 + 1.20%) 4.771% 8/1/2052 (put 8/1/2030)[1]		570	567
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029		625	652

American Funds Tax-Exempt Income Funds	10

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky (continued)
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030	USD	525	$552
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)		1,615	1,759
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)		8,015	8,631
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)		1,975	1,809
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2024-A, 5.00% 7/1/2029		1,500	1,641
			18,646

Louisiana 1.38%
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)		3,000	2,681
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2026		1,125	1,158
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 4.245% 5/1/2043 (put 5/1/2026)[1]		1,110	1,106
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)		1,445	1,459
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2022-A, 5.00% 6/1/2052		9,620	9,934
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054		590	635
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2027		400	415
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2029		700	747
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030		475	519
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2031		550	608
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)		3,000	3,050
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)		680	712
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 5/15/2050 (put 5/15/2025)		610	617
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.00% 6/1/2036 (preref. 6/1/2025)		1,020	1,037
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2/1/2027		1,500	1,546
			26,224

Maine 0.22%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024		65	66
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025		75	76
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047		80	80
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 11/15/2051		3,900	3,802
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		235	234
			4,258

Maryland 2.12%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		90	90
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048		1,975	1,994
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048		840	840
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050		565	559
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050		605	602
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050		3,735	3,673
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051		3,560	3,479

11	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 3.00% 9/1/2051	USD	1,065	$1,037
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051		3,677	3,584
G.O. Bonds, State and Local Facs. Loan of 2017, Series 2017-A-2, 5.00% 8/1/2028		1,535	1,625
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2032		1,115	1,212
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2042		1,500	1,602
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048		785	785
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049		1,115	1,114
County of Prince George, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2024-B, 5.00% 9/1/2029		7,385	8,168
Dept. of Transportation, Consolidated Transportation Bonds, Series 2019, 5.00% 10/1/2026		635	664
Dept. of Transportation, Consolidated Transportation Bonds, Series 2016, 5.00% 11/1/2026		3,050	3,063
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2024		4,000	4,003
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 5.00% 7/1/2026		320	333
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2026		2,000	1,998
			40,425

Massachusetts 0.77%
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-A, 5.00% 2/1/2027		500	528
Clean Water Trust, Revolving Fund Green Bonds, Series 2024-B, 5.00% 2/1/2027		500	528
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2022, 5.00% 2/1/2027		750	792
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 4.21% 7/1/2049 (put 1/29/2026)[1,2]		470	470
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2024		915	917
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032		80	80
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037		155	134
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038		1,815	1,685
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044		2,065	2,005
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 6/1/2025		195	189
Housing Fin. Agcy., Housing Green Bonds, Series 2022-D-3, 3.35% 6/1/2027		1,950	1,956
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044		70	70
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045		20	20
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046		120	119
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047		720	702
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050		340	351
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039		330	329
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043		235	234
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2021-B, 5.00% 6/1/2026		350	364
Water Resources Auth., General Rev. Green Bonds, Series 2024-B, 5.00% 8/1/2025		3,185	3,251
			14,724

Michigan 2.22%
Brandon School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016, 5.00% 5/1/2030 (preref. 5/1/2025)		1,250	1,268
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2027		1,170	1,226
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2025		1,000	1,010
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028		215	231
Housing Dev. Auth., Multi Family Housing Rev. Bonds (800 E. Court Street Village Apartments Project), Series 2023, 5.00% 2/1/2026 (put 2/1/2025)		6,235	6,262
Housing Dev. Auth., Multi Family Housing Rev. Bonds (The Flats at Carriage Commons Phase I Project), Series 2024, 3.80% 7/1/2041 (put 7/1/2026)		2,250	2,261
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 4/1/2025		440	431
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2015-A, 4.00% 6/1/2046		150	150
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		395	393
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048		1,430	1,420
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048		2,460	2,458
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049		2,895	2,905

American Funds Tax-Exempt Income Funds	12

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	USD	2,740	$2,709
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		2,870	2,794
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053		2,645	2,740
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053		5,495	5,788
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053		5,025	5,372
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		2,090	2,275
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 10/1/2049 (put 10/1/2024)		710	707
			42,400

Minnesota 1.40%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041		30	30
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		210	209
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		350	347
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047		20	20
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048		250	250
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048		1,820	1,819
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049		2,275	2,286
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050		905	894
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050		730	721
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051		2,980	2,909
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051		505	491
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052		3,680	3,570
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052		3,290	3,199
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		2,480	2,412
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052		4,190	4,066
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053		935	997
City of Mounds View, Multi Family Housing Rev. Bonds (Sherman Forbes Project), Series 2023-A, 4.05% 11/1/2026 (put 11/1/2024)		1,000	1,000
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2025		475	478
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2026		880	898
			26,596

Mississippi 0.16%
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052		950	982
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 1/1/2033 (preref. 1/1/2025)		1,025	1,034
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 1/1/2034 (preref. 1/1/2025)		1,025	1,034
			3,050

Missouri 2.01%
Dev. Fin. Board, Annual Appropriation Bonds (Fulton State Hospital Project), Series 2016, 4.00% 10/1/2036 (preref. 10/1/2024)		5,285	5,290
Dev. Fin. Board, Annual Appropriation Bonds (Fulton State Hospital Project), Series 2016, 4.125% 10/1/2039 (preref. 10/1/2024)		6,925	6,934
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 4.00% 5/1/2051 (put 5/1/2026)		6,005	6,067
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2025		100	101
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041		695	693
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050		2,015	1,992
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050		665	657
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-D, 3.25% 5/1/2051		2,740	2,690
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052		890	867

13	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	USD	3,510	$3,419
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052		840	823
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054		1,090	1,226
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055		2,825	3,065
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055		400	442
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 11/1/2040		45	45
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045		460	458
The Metropolitan St. Louis Sewer Dist., Wastewater System Improvement and Rev. Ref. Bonds, Series 2015-B, 5.00% 5/1/2035		2,125	2,147
The Metropolitan St. Louis Sewer Dist., Wastewater System Rev. Bonds, Series 2015-B, 5.00% 5/1/2045		1,440	1,455
			38,371

Montana 0.21%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 12/1/2042		65	64
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044		45	45
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045		875	878
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050		800	782
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050		690	690
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051		310	302
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052		1,265	1,231
			3,992

Nebraska 0.70%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)		5,000	5,010
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040		55	54
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044		125	125
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		110	110
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046		105	104
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048		355	355
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048		1,990	1,988
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049		1,145	1,134
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050		410	401
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050		2,575	2,508
Public Power Generation Agcy., Rev. Ref. Bonds (Whelan Energy Center 2), Series 2015-A, 5.00% 1/1/2030		1,590	1,600
			13,389

Nevada 0.81%
Housing Division, Multi Family Housing Rev. Bonds (Woodcreek Apartments), Series 2022, 5.00% 12/1/2025 (put 12/1/2024)		2,775	2,789
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051		880	869
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2029		1,210	1,320
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2015-A, 5.00% 6/1/2025		4,505	4,582
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2026		1,685	1,750
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2031		1,750	1,809
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2034		2,195	2,266
			15,385

American Funds Tax-Exempt Income Funds	14

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Hampshire 0.18%
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053	USD	430	$460
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055		2,820	3,039
			3,499

New Jersey 2.41%
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 7/1/2031 (preref. 7/1/2026)		1,000	1,038
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 7/1/2032 (preref. 7/1/2026)		1,000	1,038
City of Bayonne, General Improvement Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 7/1/2035 (preref. 7/1/2026)		1,000	1,038
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-XX, 5.25% 6/15/2027 (preref. 6/15/2025)		1,620	1,653
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2031 (preref. 6/15/2027)		1,670	1,776
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028		3,150	3,362
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 12/1/2025		1,755	1,659
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)		2,325	2,056
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2019-B-3, 5.00% 7/1/2045 (put 7/1/2026)		1,000	1,030
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041		200	197
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031		275	270
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2032		2,500	2,367
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039		1,025	984
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2024		330	332
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 12/1/2027		1,275	1,326
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 5.00% 12/1/2027		2,440	2,537
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039		470	438
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044		6,440	6,186
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045		465	467
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048		2,505	2,529
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050		430	436
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		1,220	1,206
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053		1,985	2,119
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053		2,095	2,167
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055		540	589
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2025		1,520	1,539
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 12/15/2032		2,070	2,211
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028		3,350	3,442
			45,992

New Mexico 0.37%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051		1,230	1,078
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046		215	212
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048		285	281
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049		650	649
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050		345	345
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053		3,355	3,523
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054		930	997
			7,085

New York 7.23%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)		1,565	1,654
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)		1,485	1,565
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2029		1,000	1,095
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2031		1,500	1,686
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2027 (escrowed to maturity)		1,065	1,128

15	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025	USD	8,140	$7,806
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-2, 0.65% 11/1/2056 (put 11/1/2025)		1,515	1,460
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 11/1/2056 (put 11/1/2025)		925	886
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)		6,460	5,945
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)		7,500	7,519
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 0.95% 11/15/2027		3,645	3,248
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 4.371% 11/1/2032 (put 4/1/2026)[1]		580	580
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028		3,490	3,722
County of Monroe, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Andrews Terrace Community Partners, L.P. Project), Series 2023-B-2, 5.00% 7/1/2028 (put 7/1/2027)		1,610	1,682
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 1.95% 4/1/2027		1,750	1,647
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		185	185
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037		590	586
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		230	229
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045		5,055	4,928
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		70	70
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		330	330
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047		985	979
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		2,530	2,537
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051		1,000	977
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		125	123
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2025		1,000	1,020
New York City G.O. Bonds, Series 2014-I-1, 5.00% 3/1/2026		825	827
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2027		1,000	1,058
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2027		1,250	1,322
New York City G.O. Bonds, Series 2009-B-3, 5.00% 9/1/2027		6,000	6,357
New York City G.O. Bonds, Series 2007-C-4, 5.00% 10/1/2027		9,000	9,563
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2028		1,400	1,506
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2030		665	736
New York City G.O. Bonds, Series 2017-1, 5.00% 8/1/2031		1,560	1,636
New York City G.O. Bonds, Series 2022-C, 5.00% 8/1/2031		490	550
New York City G.O. Bonds, Series 2022-D, 5.00% 8/1/2031		330	370
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2033		15	17
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		1,250	1,211
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)		4,185	4,238
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)		1,980	1,927
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)		1,860	1,805
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063		1,830	1,848
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 11/1/2024		1,810	1,819
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-1, 5.00% 11/1/2025		325	333
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 5.00% 11/1/2027		775	826
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-B-1, 5.00% 11/1/2028		1,145	1,242
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2028		4,000	4,340
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.00% 5/1/2030		1,015	1,126
Port Auth., Consolidated Bonds, Series 194, 5.00% 10/15/2024		1,050	1,054
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2027		3,650	3,838
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028		4,455	4,653
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 5.00% 3/15/2027 (escrowed to maturity)		1,000	1,053
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2024		4,000	4,015
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2025		1,000	1,016
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2025		880	899
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2026		1,320	1,369

American Funds Tax-Exempt Income Funds	16

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	USD	5,510	$5,796
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2022-E-1, 5.00% 11/15/2027		5,950	6,328
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2030		625	697
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2031		900	1,018
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2032		800	917
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2027		1,500	1,561
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026		1,145	1,183
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026 (escrowed to maturity)		275	284
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2027 (preref. 3/15/2026)		3,705	3,828
			137,753

North Carolina 2.27%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2025		715	725
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2026		375	387
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2027		500	521
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2028		500	527
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 1/1/2026 (escrowed to maturity)		1,000	1,039
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043		1,415	1,426
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-E, 0.80% 1/15/2048 (put 10/31/2025)		3,230	3,132
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-B, 5.00% 1/15/2050 (put 12/2/2024)		7,500	7,540
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.05% 1/1/2028		745	699
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047		1,395	1,400
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051		6,775	6,598
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 50, 5.50% 1/1/2054		2,120	2,264
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053		425	454
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055		1,000	1,098
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055		880	986
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 7/1/2039		115	114
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047		1,725	1,724
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		1,000	1,000
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050		2,790	2,789
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051		1,540	1,500
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)		1,000	1,054
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-2, 3.75% 10/1/2028		80	80
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)		3,490	3,533
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2026		1,615	1,635
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2028		1,000	1,009
			43,234

North Dakota 1.81%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027		6,290	6,329
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046		395	392
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-A, 2.40% 1/1/2026		1,000	975

17	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Dakota (continued)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038	USD	55	$55
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047		1,455	1,448
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048		335	335
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048		1,755	1,754
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049		4,400	4,397
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049		2,420	2,427
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049		365	366
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050		690	690
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050		485	482
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051		1,285	1,255
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052		565	551
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052		1,280	1,238
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-A, 4.00% 1/1/2053		5,275	5,282
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053		1,915	2,035
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054		995	1,063
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054		455	495
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055		2,605	2,919
			34,488

Ohio 1.45%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)		5,220	5,265
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)		175	173
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 1/1/2029 (put 10/1/2024)		1,000	995
City of Cleveland, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 1/1/2025		1,000	1,006
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)		1,175	1,194
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2025		475	482
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2027		135	143
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2/1/2030		170	189
G.O. Rev. Ref. Bonds (Conservation Projects), Series 2023-A, 4.00% 3/1/2026		940	957
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2025		1,095	1,104
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2025		555	559
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Hitchcock Housing), Series 2024-A, 5.00% 4/1/2027 (put 4/1/2026)		1,300	1,334
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Robert Cassidy Manor Project), Series 2023, 5.00% 4/1/2026 (put 4/1/2025)		920	927
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046		335	332
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047		200	200
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047		170	170
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048		1,150	1,150
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049		1,495	1,507
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050		1,710	1,701
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051		2,640	2,590
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052		1,530	1,494
Major New State Infrastructure Project Rev. Bonds, Series 2022-1, 5.00% 12/15/2027		1,000	1,068
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2027		575	609
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029		175	189
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2028		500	536
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2026		300	312

American Funds Tax-Exempt Income Funds	18

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2026	USD	450	$472
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2029		245	269
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2023-C, 5.00% 6/1/2028		725	782
			27,709

Oklahoma 0.47%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052		3,095	3,192
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053		1,065	1,151
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054		1,000	1,102
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055		775	868
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2024		275	275
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2025		420	429
Tulsa County Independent School Dist. No. 1, Combined Purpose G.O. Bonds, Series 2021-B, 2.00% 9/1/2026		2,000	1,930
			8,947

Oregon 1.30%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 4/1/2026		1,420	1,439
G.O. Bonds, Series 2024-A, 5.00% 5/1/2025		1,960	1,990
G.O. Bonds, Series 2024-A, 5.00% 6/1/2025		1,990	2,024
G.O. Bonds (Article XI-M, XI-N, and XI-P State Grant Programs), Series 2023-A, 5.00% 6/1/2026		1,200	1,246
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2025		500	508
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2026		1,000	1,036
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2027		776	820
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 12/1/2045		470	470
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047		580	576
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051		2,505	2,419
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052		1,605	1,660
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053		660	705
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047		95	95
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047		775	775
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 1/1/2051		675	667
Housing and Community Services Dept., Multi Family Housing Dev. Rev. Bonds (Plaza Los Amigos Apartments Project), Series 2022-T-2, 3.00% 2/1/2026 (put 2/1/2025)		1,080	1,075
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, AMT, 5.00% 7/1/2025		800	811
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031		6,000	6,492
			24,808

Pennsylvania 3.88%
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.934% 1/1/2030 (put 11/1/2025)[1]		510	507
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.934% 7/1/2031 (put 11/1/2025)[1]		615	612
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.934% 1/1/2032 (put 11/1/2025)[1]		535	532
Central Dauphin School Dist., G.O. Bonds, Series 2016, 5.00% 2/1/2027 (preref. 8/1/2026)		995	1,034
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2015, 5.00% 1/1/2038 (preref. 1/1/2025)		2,465	2,484
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2025		2,225	2,253
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)		5,000	4,604
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)		17,500	17,766

19	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 5.00% 5/15/2031	USD	2,780	$3,070
County of Erie, Erie City Water Auth., Water Rev. Bonds, Series 2016, 5.00% 12/1/2043 (preref. 12/1/2026)		1,200	1,256
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2026		95	97
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2027		525	539
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030		400	419
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030		3,055	3,200
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045		525	508
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033		630	631
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039		205	204
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 4/1/2040		40	40
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040		135	135
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041		65	65
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046		95	95
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046		1,725	1,724
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050		2,655	2,595
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051		490	487
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051		730	715
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		1,290	1,245
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052		1,420	1,370
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053		6,665	7,080
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054		1,545	1,682
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2025		1,200	1,215
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2030		800	886
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2031		780	877
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2024		400	400
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2028		1,265	1,343
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2026		1,000	1,038
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2027		600	629
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2028		365	388
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2029		1,080	1,161
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2025		2,925	2,967
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2025		500	514
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2026		400	419
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2027		1,000	1,066
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2024		485	488
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2026		3,000	3,071
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2027		515	551
			73,962

Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2028		380	395

Rhode Island 0.58%
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2034		2,070	2,309
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039		135	134
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048		340	340
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051		3,760	3,664
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041		2,265	2,202
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043		300	293
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 12/1/2024		2,100	2,111
			11,053

American Funds Tax-Exempt Income Funds	20

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Carolina 1.62%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 8/1/2025 (put 8/1/2024)	USD	5,395	$5,395
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 1/1/2047		375	375
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047		75	75
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048		610	614
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050		1,110	1,110
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		580	565
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052		1,285	1,264
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052		775	776
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		1,500	1,670
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		105	105
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)		4,625	4,637
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.00% 11/1/2031		3,640	4,076
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)		1,630	1,772
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)		2,000	2,034
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2024 (escrowed to maturity)		530	533
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2024		170	171
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 12/1/2025		120	120
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028		280	283
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029		85	93
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031		2,015	2,055
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033		1,050	1,068
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2027		395	413
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2028		1,500	1,592
			30,796

South Dakota 0.63%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		95	95
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046		720	717
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048		195	195
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048		1,175	1,184
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051		1,915	1,866
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053		1,975	2,039
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055		5,405	5,947
			12,043

Tennessee 1.36%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 7/1/2039		30	30
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042		860	859
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042		650	650
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045		85	85
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045		175	175
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045		65	65
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046		225	225
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047		160	159
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 1/1/2050		3,400	3,353
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 1/1/2050		345	343
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053		635	654
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054		3,065	3,346
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-1-A, 5.75% 1/1/2055		1,270	1,366
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-2A, 6.00% 1/1/2055		160	177
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Westview Towers Project), Series 2022, 3.95% 12/1/2027		3,090	3,109
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2015-C, 5.00% 7/1/2032 (preref. 7/1/2025)		1,000	1,019
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2026		560	577
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028		1,275	1,343
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2029		1,915	2,036

21	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Tennessee (continued)
City of Memphis and County of Shelby, Airport Auth., Airport Rev. Bonds, Series 2021-A, AMT, 5.00% 7/1/2025	USD	1,000	$1,014
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)		1,040	1,105
County of Williamson Industrial Dev. Board, Multi Family Housing Rev. Bonds (Wood Duck Court Apartments), Series 2023, 5.00% 5/1/2042 (put 5/1/2027)		4,070	4,210
			25,900

Texas 13.79%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)		2,085	2,095
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)		1,150	1,155
Alamo Community College Dist., Maintenance Tax Notes, Series 2022, 5.00% 2/15/2026		2,885	2,975
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2029		750	816
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2024		215	215
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2025		175	177
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2026		110	111
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2034		1,300	1,447
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2025		800	815
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2025		600	612
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2026		500	520
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Trinity Basin Preparatory, Inc.), Series 2023, 5.00% 8/15/2027		560	594
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2024		405	406
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2025		425	430
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2026		440	446
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2026		1,625	1,674
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)		515	539
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Village at Cottonwood Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)		545	571
Austin Independent School Dist., Unlimited Tax Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2/15/2029		1,465	1,537
Austin Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/1/2027		1,000	1,062
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2026		2,820	2,914
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2027		2,000	2,092
City of Austin, Airport System Rev. Ref. Bonds, Series 2019, AMT, 5.00% 11/15/2025		1,370	1,396
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026		1,735	1,788
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 6/15/2043 (preref. 6/15/2026)		8,000	8,298
Birdville Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A. 5.00% 2/15/2040		1,370	1,379
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2027		1,200	1,259
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027		7,000	7,359
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027		1,500	1,538
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2/15/2038 (put 8/15/2024)		835	834
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2024		65	65
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2025		75	76
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026		410	425
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027		200	211
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028		40	43
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2024		115	115
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2025		160	161

American Funds Tax-Exempt Income Funds	22

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2026	USD	600	$623
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2027		1,400	1,478
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2029		1,325	1,442
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2030		2,270	2,498
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 8/15/2025		1,000	1,020
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2/15/2040 (put 8/15/2024)		1,645	1,643
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[2]		2,210	2,231
County of Dallas, Certs. of Obligation, Series 2022, 5.00% 8/15/2026		1,000	1,042
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2031		1,100	1,108
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2030 (preref. 2/15/2025)		1,000	1,011
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 5.00% 2/15/2027		1,000	1,011
Dallas Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 5.00% 2/15/2026		1,260	1,300
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)		580	580
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Rosemont at Ash Creek Apartments), Series 2023, 5.00% 7/1/2026 (put 12/1/2025)		915	934
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, 5.00% 8/1/2027 (put 8/1/2026)		480	495
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)		305	320
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 9/1/2044 (preref. 9/1/2024)		1,860	1,863
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2024		300	300
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2024		400	400
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2025		210	214
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2025		315	321
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2026		335	347
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2026		1,000	1,038
County of Denton, Permanent Improvement Bonds, Series 2024, 5.00% 7/15/2025		1,660	1,692
Denton County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pathway on Woodrow Apartments), Series 2022, 5.00% 2/1/2026 (put 2/1/2025)		1,155	1,162
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2027		1,650	1,747
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 8/15/2026		400	401
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2027		330	347
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2024		1,000	1,001
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)		3,240	3,018
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)		7,050	6,865
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-B, 4.00% 8/1/2054 (put 8/1/2027)		8,330	8,465
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026		500	516
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027		1,000	1,052
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999, 0% 8/15/2027		1,000	906
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030		560	562
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)		1,425	1,425
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2/15/2030		1,000	1,009
City of Georgetown, Utility System Rev. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 8/15/2026		1,000	1,038
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2027		1,125	1,181
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)		810	767
Gregory-Portland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2026		1,000	1,031

23	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)	USD	455	$455
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)		2,365	2,302
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2015-B, 5.00% 11/1/2025		345	354
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2026		775	808
County of Harris, Port of Houston Auth., Rev. Bonds, Series 2023, 5.00% 10/1/2027		900	956
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2024		150	150
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-B-2, 5.00% 7/1/2049 (put 12/1/2024)		630	635
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)		1,205	1,175
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2025		520	525
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2026		1,000	1,031
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Notes (Aspen Park), Series 2023, 5.00% 3/1/2041 (put 3/1/2026)		2,180	2,201
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		2,020	1,964
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053		3,650	3,892
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053		3,260	3,475
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050		2,015	2,016
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051		595	587
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		5,965	5,782
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053		2,000	2,176
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054		880	968
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		2,445	2,445
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2027		1,000	1,041
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2028		2,625	2,768
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 11/15/2024		615	611
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2025		3,680	3,774
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024		45	45
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025		40	40
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2024		575	576
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2025		445	452
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2026		320	330
Houston Housing Fin. Corp., Multi Family Housing Rev. Notes (Summerdale Apartments), Series 2023, 5.00% 8/1/2041 (put 8/1/2026)		840	860
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024 5.00% 8/1/2029		760	828
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2/1/2055 (put 8/1/2025)		2,000	1,975
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027		1,345	1,414
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029		760	828
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2/15/2027 (preref. 2/15/2025)		1,470	1,486
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026		435	448
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028		1,500	1,473
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029		345	376
Laredo Community College Dist., Limited Tax Bonds, Series 2014, 5.00% 8/1/2033 (preref. 8/1/2024)		4,000	4,000
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027		4,250	4,468
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2049 (preref. 8/15/2024)		3,000	757
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2027		1,000	1,054
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2027		780	821

American Funds Tax-Exempt Income Funds	24

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)	USD	1,600	$1,670
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, Assured Guaranty Municipal insured, 4.00% 5/15/2033		1,000	1,005
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, 5.00% 4/15/2029		795	858
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 4/15/2030		1,000	1,097
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030		850	860
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)		605	575
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026		730	753
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2025		1,480	1,502
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026		1,000	1,026
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)		6,450	6,959
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027		985	1,034
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027		1,000	1,050
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028		525	562
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)		995	1,005
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)		5,000	4,894
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2026)		6,500	6,698
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027		700	735
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2025		250	252
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2026		260	267
Round Rock Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 8/1/2027		1,535	1,563
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)		1,990	1,838
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015, 5.00% 2/1/2026		1,400	1,444
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027		90	94
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2028		550	587
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029		200	217
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)		1,000	926
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)		690	678
San Jacinto Community College Dist., Limited Tax G.O. Building Bonds, Series 2021, 5.00% 2/15/2026		1,000	1,027
San Marcos Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2026		1,740	1,809
Southwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/1/2027		860	902
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)		450	471
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-E, 5.00% 11/15/2052 (put 5/15/2026)		4,235	4,351
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-F, 5.00% 11/15/2052 (put 11/15/2030)		1,620	1,764
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM insured, 5.00% 10/1/2028		3,360	3,607
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-2, 0.26% 2/15/2039 (put 8/15/2024)		1,645	1,643
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2031		1,800	2,002
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 10/1/2024		1,250	1,254
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 10/1/2041 (put 4/1/2026)		5,500	5,182
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 4/1/2031		2,990	3,081
Travis County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Airport Gateway Apartments), Series 2022, 4.125% 6/1/2045 (put 6/1/2027)		960	963
Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 9/1/2041 (put 2/1/2025)		11,000	10,816
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2014-B, 5.00% 8/15/2025		4,530	4,628

25	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Waco Public Facs. Corp. II, Multi Family Housing Rev. Bonds (Trendwood Apartments), Series 2022, 3.50% 8/1/2025 (put 8/1/2024)	USD	4,928	$4,928
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 5.00% 8/1/2024		750	750
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 10/15/2024		2,500	2,510
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2028		230	249
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030		780	838
			262,800

Utah 1.23%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.00% 8/1/2029		500	551
Canyons School Dist., Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Program), Series 2021-B, 5.00% 6/15/2027		1,000	1,059
G.O. Bonds, Series 2019, 5.00% 7/1/2026		1,000	1,040
Housing Corp., Multi Family Housing Rev. Bonds (New City Plaza Apartments Project), Series 2021, 3.625% 2/1/2026 (put 8/1/2024)		9,836	9,836
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053		245	264
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054		395	436
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054		520	576
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		130	130
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2026		2,250	2,317
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027		830	863
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2028		2,375	2,503
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029		800	830
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029		1,500	1,600
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2025		235	238
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2026		400	412
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2027		320	335
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029		130	140
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2030		305	333
			23,463

Vermont 0.10%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 11/1/2044		65	64
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050		230	229
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2033		700	761
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 5.25% 6/15/2034		700	760
			1,814

Virginia 0.82%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2025		1,000	1,015
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)		1,885	1,951
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)		1,635	1,697
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2027		850	862
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)		1,000	1,082
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)		2,280	2,342
Port Auth., Commonwealth Port Fund Rev. Bonds, Series 2020-B, AMT, 5.00% 7/1/2028		1,615	1,714
Port Auth., Commonwealth Port Fund Rev. Bonds, Series 2015, AMT, 5.00% 7/1/2030 (preref. 7/1/2025)		2,000	2,029

American Funds Tax-Exempt Income Funds	26

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Port Auth., Port Facs. Rev. Ref. Bonds, Series 2015, AMT, 5.00% 7/1/2039 (preref. 7/1/2025)	USD	1,000	$1,014
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 1/15/2029 (preref. 1/15/2026)		750	772
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2025		230	226
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026		235	229
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2029		610	609
			15,542

Washington 1.02%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2028		65	71
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 7/1/2026		1,075	1,118
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-1, 5.00% 8/1/2049 (put 8/1/2024)		1,045	1,045
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Camas Flats Apartments Project), Series 2024-B, 5.00% 2/1/2028 (put 2/1/2027)		810	841
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047		595	595
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		1,325	1,324
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049		380	380
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050		240	234
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050		1,485	1,485
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		715	693
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052		705	733
Northshore School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2029		400	442
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026		680	640
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2027		595	632
Port of Seattle, Rev. Bonds, Series 2013, AMT, 5.00% 7/1/2027		1,000	1,000
Port of Seattle, Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028		1,000	1,026
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2029		4,750	5,086
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042		1,810	1,768
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 4/1/2025 (escrowed to maturity)		250	253
			19,366

West Virginia 0.18%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 1/1/2041 (put 9/1/2025)		1,310	1,260
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)		1,485	1,503
G.O. State Road Bonds, Series 2021-A, 5.00% 12/1/2025		665	683
			3,446

Wisconsin 1.38%
G.O. Bonds, Series 2017-A, 5.00% 5/1/2033		1,000	1,014
G.O. Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027		1,050	1,109
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033		155	174
Germantown School Dist., G.O. School Building and Improvement Bonds, Series 2017-A, 3.00% 4/1/2030 (preref. 4/1/2027)		1,395	1,402
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B-2, 5.00% 8/15/2054 (put 6/24/2026)		1,510	1,557
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, 5.00% 8/15/2054 (put 6/24/2026)		4,845	4,994
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026[2]		4,000	4,030
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)		505	521
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		15	15
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		235	233
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048		275	275
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048		745	745
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 4.00% 3/1/2050		825	824

27	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	USD	1,830	$1,809
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		1,890	1,839
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052		715	696
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)		215	213
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 11/1/2052 (put 5/1/2025)		1,110	1,078
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2023-E, 3.875% 11/1/2054 (put 5/1/2027)		1,170	1,176
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2025		60	60
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)		355	359
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 7/1/2029 (put 6/1/2026)		2,380	2,256
			26,379

Wyoming 0.33%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		25	25
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050		3,800	3,694
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050		600	588
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050		720	720
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053		865	916
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054		330	361
			6,304

Total bonds, notes & other debt instruments (cost: $1,784,600,000)			1,766,419

Short-term securities 7.51%
Municipals 7.51%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 3.82% 12/15/2028[1,2]		1,995	1,995
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 4.05% 2/1/2048[1]		5,125	5,125
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 3.90% 11/15/2052[1]		3,825	3,825
State of California, G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2024		255	255
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.95% 1/1/2050 (put 1/30/2025)[2]		12,940	12,940
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025		9,475	9,654
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)[3]		1,500	1,504
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.125% 7/1/2043 (put 8/15/2024)[2,3]		1,155	1,155
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.20% 5/1/2034 (put 9/3/2024)[3]		2,540	2,542
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 4.25% 1/1/2026 (put 11/1/2024)[3]		1,825	1,825
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 3.50% 12/1/2048 (put 8/1/2024)[3]		1,765	1,765
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 4.00% 8/1/2044[1]		4,000	4,000
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2023-A, 5.00% 8/20/2024		5,000	5,004
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.80% 4/1/2042[1]		4,300	4,300
State of Minnesota, County of Hennepin, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Labor Retreat Project), Series 2023, 4.65% 10/1/2026 (put 10/1/2024)[3]		920	921
State of Nevada, Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 4.00% 1/1/2050 (put 1/30/2025)[2,3]		2,500	2,500
State of New Jersey, County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025		1,090	1,101
State of New York, New York City G.O. Bonds, Series 2012-G-6, 3.35% 4/1/2042[1]		19,000	19,000
State of New York, New York City G.O. Bonds, Series 2021-2, 4.25% 4/1/2042[1]		195	195
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 4.05% 6/15/2048[1]		4,000	4,000

American Funds Tax-Exempt Income Funds	28

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 4.05% 6/15/2049[1]	USD	6,700	$6,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 4.05% 2/1/2045[1]		2,600	2,600
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035[1]		12,500	12,500
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.50% 12/1/2046 (put 8/1/2024)[3]		2,000	2,000
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 4.10% 4/1/2049 (put 10/15/2024)[3]		700	700
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 4.00% 9/1/2024		2,175	2,175
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 4.25% 6/1/2025 (put 12/1/2024)[3]		695	696
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-J, 3.875% 11/1/2055 (put 12/12/2024)[3]		120	120
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 4.05% 11/1/2041[1]		6,900	6,900
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (Exxon Project), Series 2002, AMT, 4.14% 12/1/2025[1]		2,760	2,760
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 3.93% 5/15/2034[1]		10,000	10,000
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023-A, AMT, 4.25% 6/1/2048 (put 7/1/2027)[3]		11,335	11,357
State of Texas, Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2025		1,000	1,012
			143,126

Total short-term securities (cost: $143,042,000)			143,126
Total investment securities 100.20% (cost: $1,927,642,000)			1,909,545
Other assets less liabilities (0.20%)			(3,796)

Net assets 100.00%			$1,905,749

Futures contracts

					Value and
					unrealized
					appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 7/31/2024
Contracts	Type	contracts	date	(000)	(000)
2 Year U.S. Treasury Note Futures	Long	913	10/3/2024	USD187,500	$781
5 Year U.S. Treasury Note Futures	Long	324	10/3/2024	34,957	777
10 Year U.S. Treasury Note Futures	Short	632	9/30/2024	(70,666)	(918)
30 Year Ultra U.S. Treasury Bond Futures	Short	55	9/30/2024	(7,038)	(271)
					$369

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,321,000, which represented 1.33% of the net assets of the fund.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.

29	American Funds Tax-Exempt Income Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Key to abbreviation(s)

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	30

Limited Term Tax-Exempt Bond Fund of America

Investment portfolio July 31, 2024

Bonds, notes & other debt instruments 93.53%	Principal amount (000)		Value (000)
Alabama 4.51%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	USD	40,000	$40,263
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)		16,890	17,974
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		6,400	6,418
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)		19,360	19,623
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)		15,685	15,812
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)		12,755	13,844
Town of Columbia, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Alabama Power Co. Project), Series 2014-D, 3.81% 12/1/2037 (put 6/1/2028)		2,000	2,016
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)		6,000	6,530
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)		7,575	8,201
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)		20,441	20,358
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Peppertree Place Project), Series 2022-C, 3.25% 11/1/2025 (put 11/1/2024)		1,575	1,573
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2025		3,000	3,062
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2026		1,000	1,041
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027		2,000	2,098
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2034		9,000	10,090
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035		6,715	7,509
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2036		6,000	6,683
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2037		2,000	2,224
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038		5,995	6,623
City of Mobile, Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project), Series 2008, 3.65% 7/15/2034 (put 1/10/2025)		3,170	3,169
City of Prattville, Industrial Dev. Board, Pollution Control Rev. Ref. Bonds (Union Camp Corp. Project), Series 1998, 5.30% 9/1/2028		1,250	1,326
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)		10,855	11,566
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)		25,495	25,703
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		10,720	10,722
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)		5,305	5,544
			249,972

Alaska 0.57%
City of Anchorage, Electric Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2041 (preref. 12/1/2024)		2,915	2,934
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020, 1.95% 12/1/2033		1,000	810
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044		15,730	15,404
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046		445	443
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2022-C, 5.75% 12/1/2052		4,040	4,286
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		2,985	3,247
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2028		600	641
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2028		575	620
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2029		750	813
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2029		750	819
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2030		665	728
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2030		665	733
			31,478

31	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona 1.45%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2027	USD	400	$424
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2028		550	593
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2033		700	776
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.15% 7/1/2027		375	345
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.30% 7/1/2028		485	439
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.65% 7/1/2030		825	723
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.70% 7/1/2031		450	386
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Nevada Power Company Projects), Series 2017-A, AMT, 4.125% 9/1/2032 (put 3/31/2026)		6,000	5,989
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033		2,275	1,853
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2029		1,000	1,082
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2027		1,125	1,181
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2028		1,175	1,250
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028		9,210	9,714
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2031		1,050	1,116
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2028		120	126
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2029		115	122
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2030		130	139
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2031		125	134
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2029		1,355	1,465
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033		7,305	6,936
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2026		1,560	1,621
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2026		1,350	1,409
Industrial Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 3.75% 10/1/2054 (put 4/1/2025)		1,560	1,561
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 6/1/2025		400	405
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 6/1/2026		500	515
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties, LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 6/1/2027		400	419
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2027		745	772
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2039		3,725	4,107
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 1/1/2048 (put 10/18/2024)		2,000	2,007
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2023-A, 5.00% 1/1/2053 (put 5/15/2028)		17,495	18,540
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2027		2,000	2,109
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2031		4,505	4,773
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2023, AMT, 5.00% 7/1/2027		3,330	3,479
County of Pima, Sewer System Rev. and Rev. Ref. Obligations, Series 2022, 5.00% 7/1/2027		1,135	1,202
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027		2,625	2,381
			80,093

California 7.55%
Anaheim Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2003, National insured, 0% 8/1/2028		2,100	1,855
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2035		650	428
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 4/1/2045 (put 4/1/2026)		5,000	4,910
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 4/1/2056 (put 4/1/2028)		2,000	1,874
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 3.91% 4/1/2056 (put 4/1/2027)[1]		4,915	4,844

American Funds Tax-Exempt Income Funds	32

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 4.059% 4/1/2056 (put 4/1/2026)[1]	USD	4,595	$4,574
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2040		750	831
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)		2,135	1,951
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2024		805	805
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		33,510	33,865
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)		2,000	2,018
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		5,565	5,877
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)		12,175	13,057
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)		28,000	30,298
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)		3,500	3,756
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)		8,505	9,152
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 6/1/2027		600	637
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 10/1/2024 (escrowed to maturity)		675	678
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		1,000	1,003
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.50% 8/1/2027		375	403
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.50% 8/1/2028		140	154
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2027		375	377
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2029		290	291
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 8/1/2024		515	515
G.O. Bonds, Series 2020, 5.00% 3/1/2029		4,375	4,787
G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028		1,500	1,569
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2028		1,850	2,013
G.O. Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031		3,000	3,038
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2035		2,640	3,097
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027		315	316
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 3/1/2026		1,500	1,513
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		9,851	9,456
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		7,479	7,025
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036		2,782	2,916
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, (SIFMA Municipal Swap Index + 0.60%) 4.31% 12/1/2050 (put 6/1/2026)[1]		3,435	3,434
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2025		1,865	1,893
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 9/1/2024		790	791
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2026		545	558
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026		3,590	3,644
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028		1,255	1,323
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029		730	778
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2030		1,100	1,185
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2026		1,195	1,230
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2027		1,250	1,279
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2027		2,120	2,210
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028		1,500	1,581
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031		2,000	2,123

33	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-D, 5.00% 5/15/2029	USD	200	$221
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2033		5,145	5,385
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2018-B, AMT, 5.00% 5/15/2034		3,000	3,138
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2028		1,250	1,317
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Green Bonds, Series 2023-A, AMT, 5.00% 5/15/2030		8,420	9,073
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		8,695	8,590
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West Los Angeles VA Campus Building 402 Apartments), Series 2022-F, 3.375% 1/1/2046 (put 7/1/2026)		3,600	3,592
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2036		1,590	1,683
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2029		400	410
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2030		625	640
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)		610	681
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-B-1, 2.75% 11/15/2027		410	410
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)		10,515	11,022
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)		2,955	2,981
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2/1/2039 (put 2/3/2025)[2]		1,450	1,421
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)		17,510	17,557
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 4.80% 11/1/2041 (put 6/2/2025)		3,960	3,982
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)		12,765	12,235
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2026		400	412
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2028		400	423
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 5/15/2029		700	749
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2029		855	914
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2029		2,500	2,122
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2031		6,890	5,447
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029		2,225	2,369
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029 (escrowed to maturity)		5	5
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029		4,560	4,885
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 5/15/2028		300	316
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 5/15/2029		835	886
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 5/15/2030		1,315	1,410
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 5/15/2031		1,000	1,083
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-A, National insured, 0% 8/1/2026		3,485	3,225
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2024		380	380

American Funds Tax-Exempt Income Funds	34

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2025	USD	390	$390
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2026		415	416
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2027		400	401
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2028		360	361
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2041		730	835
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2016-C, 4.00% 11/1/2031		5,440	5,493
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029		3,700	4,085
City of Rancho Mirage, Redev. Agcy., Tax Allocation Bonds, Series 2003-A-1, National insured, 0% 4/1/2034		1,050	728
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2031		365	287
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2032		500	378
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2033		435	316
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2027		835	859
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2028		405	417
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029		2,250	2,282
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,035	1,049
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2027		1,500	1,528
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028		1,455	1,531
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029		250	257
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030		155	160
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.25% 7/1/2034		8,000	8,991
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034		2,000	1,418
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2023-A-2, AMT, 5.00% 5/1/2029		6,245	6,650
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-A, AMT, 5.00% 5/1/2027		2,175	2,260
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)		10,275	10,684
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029		570	603
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2030		1,550	1,658
City of San Jose, Multi Family Housing Rev. Bonds (Parkmoor), Series 2023-F-2, 5.00% 6/1/2027 (put 6/1/2026)		480	494
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2015, 4.00% 8/1/2040 (preref. 8/1/2025)		16,340	16,535
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)		9,745	10,420
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2025		2,585	2,614
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 5.00% 5/15/2030		4,145	4,505
Stockton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-D, Assured Guaranty Municipal insured, 0% 8/1/2033		2,000	1,461
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2028		465	503
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2030		2,000	2,157
Tulare Joint Union High School Dist., G.O. Bonds, 2004 Election, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 8/1/2028		4,150	3,638
Regents of the University of California, General Rev. Bonds, Series 2024-BT, 5.00% 5/15/2026		7,000	7,274
Regents of the University of California, General Rev. Bonds, Series 2023-C, 5.00% 5/15/2029		1,480	1,635
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2026		2,030	2,109
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027		650	680
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028		230	242
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 12/1/2047		375	375
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049		3,400	3,400
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		2,415	2,362
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		1,170	1,280

35	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	USD	255	$268
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)		230	248
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2026		8,000	7,505
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031		5,000	3,944
			418,562

Colorado 2.58%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 12/1/2026		303	300
Bridge Enterprise, Senior Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 12/31/2027		1,870	1,877
Board of Governors of the Colorado State University System, System Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 3/1/2041 (preref. 3/1/2027)		140	147
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027		870	910
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2032		6,000	6,610
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2032		250	288
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2033		10,000	10,928
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029		6,500	6,657
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-A, AMT, 5.00% 11/15/2028		3,610	3,763
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2029		18,800	20,101
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2030		1,000	1,078
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2032		5,000	5,241
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2024		1,080	1,084
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2025		3,835	3,906
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2026		750	781
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 9/1/2027		2,030	2,147
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.921% 9/1/2039 (put 9/1/2024)[1]		3,035	3,035
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2025 (escrowed to maturity)		1,000	1,016
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2026 (escrowed to maturity)		615	637
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2029 (preref. 6/1/2027)		1,750	1,847
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 11/15/2048 (put 11/20/2025)		5,505	5,612
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2030		2,350	2,606
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2045		2,810	3,035
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wildhorse Ridge Apartments Project), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		13,499	13,354
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048		815	815
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048		2,610	2,619
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049		4,730	4,749
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050		2,505	2,492
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051		775	756
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051		5,655	5,540
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052		6,220	6,094
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053		4,090	4,460
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054		5,765	6,409
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2029		1,000	1,061
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2029		1,500	1,602
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 1/15/2030		1,100	1,181

American Funds Tax-Exempt Income Funds	36

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 7/15/2030	USD	675	$729
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033		1,935	1,987
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034		2,020	2,060
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036		1,000	1,015
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025		555	547
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B-1, 4.00% 6/1/2034 (preref. 6/1/2026)		1,850	1,887
			142,963

Connecticut 0.68%
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2029		750	809
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2032		1,000	1,079
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2033		435	469
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2025		1,450	1,471
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 11/15/2024 (escrowed to maturity)		400	402
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 11/15/2025 (escrowed to maturity)		250	256
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2025		695	705
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026		470	482
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027		250	258
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028		345	360
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040		1,025	1,024
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-A-3, 1.70% 5/15/2034		2,635	2,069
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 5/15/2039		280	278
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 5/15/2039		495	490
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041		795	789
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042		1,315	1,319
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043		515	510
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 11/15/2045		590	582
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045		130	130
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045		3,575	3,573
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045		2,070	2,069
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046		1,195	1,190
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047		1,030	1,030
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049		3,615	3,617
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051		4,635	4,566
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053		4,965	5,303
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054		2,545	2,768
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045		90	90
			37,688

Delaware 0.12%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)		4,437	4,240
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2045 (put 10/1/2025)		2,560	2,446
			6,686

37	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia 1.14%
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)	USD	21,275	$21,075
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Parcel 42 Project), Series 2022, 1.70% 9/1/2041 (put 3/1/2025)		3,000	2,959
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 4.00% 9/1/2040 (put 9/1/2025)		2,750	2,758
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Rev. Bonds, Series 2017-A-2, 5.00% 7/1/2033		1,000	1,046
Metropolitan Area Transit Auth., Gross Rev. Transit Rev. Bonds, Series 2017-B, 5.00% 7/1/2029		1,110	1,163
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 10/1/2027		2,000	2,089
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028		1,520	1,608
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2030		2,500	2,698
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 10/1/2027		1,000	1,014
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027		1,510	1,577
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2028		1,945	2,058
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2029		2,530	2,702
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029		3,300	3,522
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2030		1,510	1,629
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031		2,500	2,724
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2033		4,000	4,298
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2028 (preref. 4/1/2026)		500	517
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2029 (preref. 4/1/2026)		500	517
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2027		600	635
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2028		310	333
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2029		400	437
Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2022-E, 3.00% 10/1/2057 (put 10/1/2027)		4,500	4,416
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 10/1/2028		1,175	1,238
			63,013

Florida 2.81%
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 10/1/2029		1,250	1,332
County of Broward, Port Facs. Rev. Ref. Bonds, Series 2019-D, AMT, 5.00% 9/1/2027		1,000	1,041
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, 5.00% 7/1/2029		835	910
Central Florida Expressway Auth., Rev. Bonds, Series 2024-B, Assured Guaranty Municipal insured, 5.00% 7/1/2032		5,105	5,798
Citizens Property Insurance Corp., Coastal Account Senior Secured Bonds, Series 2015-A-1, 5.00% 6/1/2025 (preref. 12/1/2024)		1,285	1,293
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2026		350	353
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2027		240	242
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2028		445	450
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)		6,165	6,103
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2035		1,260	1,290
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2025 (escrowed to maturity)		715	728
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2025		340	346
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026 (escrowed to maturity)		720	744

American Funds Tax-Exempt Income Funds	38

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	USD	280	$289
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027 (escrowed to maturity)		385	404
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 10/1/2027		115	120
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2028		750	780
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2028		10,000	10,579
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2039		1,775	1,767
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 10/1/2027		1,125	1,175
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026		655	670
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2030		2,000	2,006
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2032		1,990	1,996
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 3.25% 7/1/2032		1,610	1,518
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 1.80% 7/1/2036		2,495	1,862
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 1/1/2047		5	5
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 7/1/2047		65	65
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		430	430
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051		1,015	992
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052		3,110	3,037
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052		10,920	10,624
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052		890	879
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054		7,885	8,530
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055		4,625	5,160
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (The Canopy at West River Towers 1 & 2), Series 2022-A-2, 3.25% 5/1/2026 (put 5/1/2025)		7,272	7,246
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026		500	520
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2026		340	353
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2028		1,500	1,586
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 10/1/2030		3,660	4,034
JEA, Electric System Rev. Bonds, Series 2021-A-3, 5.00% 10/1/2033		1,900	2,140
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029		3,640	3,878
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2030		4,985	5,365
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2031		1,875	2,037
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2024		195	195
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2025		285	282
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2026		295	289
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2027		300	291
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.50% 5/1/2028		305	291
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 2.625% 5/1/2029		315	299
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029		2,915	3,108
County of Miami-Dade, Capital Asset Acquisition Special Obligation Bonds, Series 2023-A, 5.00% 4/1/2025		745	755
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, BAM insured, 5.00% 7/1/2026		780	783
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2032		800	803
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Quail Roost Transit Village I), Series 2023, 5.00% 9/1/2026 (put 9/1/2025)		2,000	2,024
County of Miami-Dade, Seaport Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2031		6,745	7,280
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 10/1/2030		2,405	2,682
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 10/1/2031		1,500	1,685
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 10/1/2029		1,000	1,054
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 11/15/2027		145	145
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2028		1,000	1,015
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2025		1,965	2,007

39	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2034	USD	1,000	$1,143
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2029		1,420	1,506
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2030		2,985	3,199
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2031		3,135	3,391
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032		2,790	3,033
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)		7,560	6,672
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026		345	343
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 5/1/2027		355	354
County of Pasco, Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028		370	367
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 5/1/2025		1,010	994
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.50% 5/1/2032		1,790	1,772
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2025		1,545	1,574
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2026		1,000	1,034
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2027		1,250	1,314
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 7/1/2026		500	501
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 7/1/2027		330	330
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2028		215	227
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2029		250	268
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2030		260	282
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2031		325	353
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2032		250	272
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2033		250	272
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2034		275	299
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2035		300	324
			155,489

Georgia 3.97%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2038 (put 2/3/2025)		6,200	6,086
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 7/1/2029		5,000	5,331
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 7/1/2030		3,000	3,234
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2033		1,400	1,516
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 1/1/2025		2,620	2,638
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 1/1/2025		2,895	2,915
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 1/1/2031		1,525	1,578
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026[2]		200	196
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[2]		330	306
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 11/1/2033		1,000	1,056
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027		260	272
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028		310	330
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029		270	291

American Funds Tax-Exempt Income Funds	40

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032	USD	3,860	$3,183
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)		2,950	2,896
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2024-A, 5.00% 10/15/2030		7,800	8,584
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 2.75% 12/1/2035		2,500	2,159
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045		30	30
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046		125	124
City of Lawrenceville, Housing Auth., Multi Family Housing Rev. Bonds (Hearthside Lawrenceville Project), Series 2022, 2.25% 10/1/2025 (put 10/1/2024)		9,607	9,586
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 7/1/2052 (put 9/1/2027)		8,135	8,199
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)		24,190	25,789
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)		39,565	42,318
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)		9,770	10,495
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)		26,760	28,845
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)		2,625	2,577
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 11/1/2027		750	790
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 11/1/2029		750	813
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2029		660	707
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2030		680	739
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 1/1/2031		1,250	1,375
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2031		3,300	3,630
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 1/1/2032		1,355	1,489
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2032		2,645	2,944
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2033		1,255	1,396
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027		205	214
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2029		495	530
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		430	466
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2025		1,000	1,007
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2027		1,000	1,039
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028		205	217
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2029		240	258
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2030		1,000	1,059
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		290	316
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2028		160	166
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2029		330	346
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2030		175	185
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2031		165	175
Municipal Electric Auth., Power Rev. Bonds, Series 2018-HH, 5.00% 1/1/2029		2,000	2,106
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2026		1,710	1,753
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2027		1,020	1,060
Municipal Electric Auth., Project One Bonds, Series 2016-A, 5.00% 1/1/2028		1,500	1,538
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2030		1,025	1,093
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2031		1,390	1,481
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 1/1/2031		2,000	2,200
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2031		1,720	1,892
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2032		2,315	2,576
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034		1,365	1,517

41	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2029	USD	230	$247
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2030		530	575
County of Rockdale, Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Conyers Project), Series 2022, 3.625% 2/1/2026 (put 2/1/2025)		11,590	11,564
			219,997

Guam 0.02%
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2028		1,000	1,060

Idaho 0.20%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029		235	251
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 5.00% 7/15/2029		1,345	1,468
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2029		600	658
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2031		750	849
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054		7,180	7,918
			11,144

Illinois 5.52%
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2025		4,515	4,546
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2025		475	482
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2026		6,400	6,501
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		3,500	3,680
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-B, BAM insured, 5.00% 1/1/2025		1,000	1,008
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2029		10,630	11,184
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 1/1/2030		22,000	23,288
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2026		1,165	1,197
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2031		10,000	11,146
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2032		8,325	9,376
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2040		750	841
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026		5,225	5,428
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2027		1,750	1,808
City of Chicago, Water Rev. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.00% 11/1/2029		1,000	1,036
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030		1,400	1,446
City of Chicago, Water Rev. Bonds, Series 2001, AMBAC insured, 5.75% 11/1/2030		2,150	2,312
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2028		355	374
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2030		1,500	1,653
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2032		4,000	4,469
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 11/1/2033		1,000	1,047
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2034		1,500	1,681
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2035		570	641
County of Cook, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2033		1,175	1,329
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2025		110	112
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2027		500	524
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2028		400	425
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 5.00% 7/1/2025		225	228
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 5.00% 7/1/2026		240	245

American Funds Tax-Exempt Income Funds	42

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033	USD	975	$804
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 11/1/2030		5,000	5,026
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2025		125	126
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2026		120	123
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2033		3,000	3,118
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2019, 5.00% 4/1/2028		1,280	1,343
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027		5,000	5,123
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2027		2,000	2,108
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2026		1,680	1,740
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2027		250	254
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)		3,320	3,407
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030		2,000	2,044
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 4.31% 5/1/2042 (put 5/1/2026)[1]		1,420	1,399
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2028		5,000	5,053
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2029		5,000	5,052
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 4.00% 11/15/2039		500	479
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 8/15/2030		2,565	2,824
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039		2,500	2,519
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.00% 4/1/2032		12,000	13,654
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2033		365	401
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2026		1,935	1,969
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2029		1,500	1,524
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)		24,730	25,107
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 3.875% 5/1/2040 (put 9/1/2028)		1,940	1,944
G.O. Bonds, Series 2022-A, 5.00% 3/1/2026		1,710	1,757
G.O. Bonds, Series 2020, 5.50% 5/1/2026		1,000	1,039
G.O. Bonds, Series 2017-D, 5.00% 11/1/2026		2,500	2,596
G.O. Bonds, Series 2020-B, 5.00% 10/1/2029		19,720	21,354
G.O. Bonds, Series 2023-B, 5.00% 5/1/2033		10,000	11,129
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2028		2,500	2,600
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2028		4,000	4,238
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046		845	835
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046		530	527
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048		3,305	3,303
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 7/1/2026		420	392
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Bellwood Senior), Series 2022, 4.00% 3/1/2043 (put 12/1/2024)		5,545	5,554
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Berry Manor), Series 2022, 4.00% 9/1/2025 (put 9/1/2024)		810	810
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.61% 5/15/2050 (put 5/15/2025)[1]		5,825	5,832
Housing Dev. Auth., Multi Family Rev. Green Bonds, Series 2024-C-2, 3.60% 8/1/2032 (put 8/1/2028)		2,175	2,183
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 2.70% 10/1/2034		1,420	1,275
Housing Dev. Auth., Rev. Bonds, Series 2019-C, 2.80% 10/1/2034		1,750	1,590
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 1.85% 10/1/2036		2,000	1,497
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		410	410
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048		1,030	1,029
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049		3,805	3,819
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		1,595	1,552
Housing Dev. Auth., Rev. Bonds, Series 2023-H, 5.75% 10/1/2053		5,240	5,600
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054		4,635	5,040
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, 0% 12/15/2029		1,000	828
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 6/15/2030		3,320	2,691
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2032		2,575	1,880
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025		705	700

43	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2025	USD	1,185	$1,209
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 12/15/2026		1,000	1,034
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 4.00% 12/15/2027		780	801
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027		1,650	1,683
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028		2,500	2,614
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2029		825	692
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2035		1,440	903
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2027		4,000	4,058
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 10/1/2029		325	346
Sales Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 6/15/2031		2,250	2,328
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, 5.00% 3/1/2028		5,000	5,047
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 1/1/2028		515	551
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033		1,000	1,029
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2025		135	137
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2028		2,100	2,243
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 4/1/2030		2,310	2,555
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2026		1,120	1,133
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 10/1/2024		30	30
			305,601

Indiana 2.32%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 12/1/2038 (put 4/1/2026)		1,885	1,775
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-2, 5.00% 10/1/2060 (put 7/1/2030)		5,000	5,497
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)		17,095	18,169
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2026		1,365	1,415
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2027		1,530	1,612
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		2,000	1,882
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030		10,970	11,101
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030		3,300	3,105
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2026		500	505
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2027		500	505
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 3/1/2028		500	505
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028		575	617
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 10/1/2028		2,800	3,036
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028		1,400	1,509
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2028		1,175	1,274
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2029		1,475	1,626
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2033		1,505	1,751
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2035		1,670	1,935
Housing and Community Dev. Auth., Multi Family Housing Rev. Bonds (Emerald Pointe Apartments Project), Series 2022, 5.00% 11/1/2025 (put 11/1/2024)		1,125	1,129
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035		3,000	2,354
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 7/1/2038		125	124
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049		765	761
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 7/1/2049		1,275	1,255
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		2,205	2,150

American Funds Tax-Exempt Income Funds	44

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	USD	3,670	$3,554
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053		1,605	1,660
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A-1, 5.75% 7/1/2053		400	425
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030		625	652
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031		625	654
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 4.50% 6/1/2039		580	571
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2026		340	350
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2027		330	346
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2028		435	463
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2029		265	287
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2029		5,515	5,828
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2030		435	478
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2032		2,000	2,178
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-2, AMT, 5.00% 1/1/2033		4,000	4,393
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2028		1,680	1,682
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2029		1,055	1,056
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2030		1,200	1,201
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2031		800	801
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2026		2,000	2,008
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028		1,095	1,120
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 1/1/2029		5,250	5,548
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2031		4,455	4,475
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2033		1,500	1,506
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028		3,000	3,122
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2032		300	330
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2033		350	391
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2034		500	562
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 6/1/2025		1,515	1,502
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-A, 3.05% 6/1/2025		2,005	1,992
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 4.40% 11/1/2045 (put 6/10/2031)		10,000	10,102
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 4.40% 3/1/2046 (put 6/10/2031)		3,750	3,784
			128,613

Iowa 0.34%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)		2,000	2,101
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-A, 1.80% 7/1/2030		2,020	1,737
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047		1,585	1,544

45	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Iowa (continued)
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047	USD	2,715	$2,717
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049		170	168
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020, 3.25% 7/1/2050		2,370	2,328
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028		795	826
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2029		3,250	3,406
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2028		1,400	1,473
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2031		1,500	1,629
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 6/1/2033		700	758
			18,687

Kansas 0.10%
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2033		850	950
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2034		355	395
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2035		500	555
Turnpike Auth., Rev. Ref. Bonds, Series 2020-A, 3.00% 9/1/2025		950	949
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2020-A, 3.00% 9/1/2027		1,215	1,214
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 3/1/2027		1,315	1,375
			5,438

Kentucky 1.40%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032		10,710	8,873
County of Carroll, Environmental Facs. Rev. Ref. Bonds, Series 2006-B, AMT, 2.125% 10/1/2034		3,485	2,779
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027		6,075	5,308
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		2,980	3,316
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055		2,975	3,282
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035		2,785	2,708
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds, Series 2001-A, 0.90% 9/1/2026		1,000	937
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Co. Project), Series 2003-A, 2.00% 10/1/2033		2,750	2,216
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 9/1/2039 (put 10/1/2029)		6,000	5,599
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2020, 3.875% 6/1/2040 (put 9/1/2028)		3,000	3,017
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)		7,900	7,914
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2029		1,000	1,047
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2030		1,825	1,923
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)		4,200	4,575
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)		17,635	18,990
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)		5,500	5,037
			77,521

Louisiana 1.47%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2029		1,000	1,027
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 8/1/2028		2,000	2,151
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)		19,695	17,600
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2027		1,000	1,050
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2028		1,000	1,067
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2/1/2029		1,000	1,083
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 4.245% 5/1/2043 (put 5/1/2026)[1]		7,255	7,231

American Funds Tax-Exempt Income Funds	46

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana (continued)
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)	USD	5,065	$5,113
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2020-B, 3.50% 6/1/2050		705	696
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 12/1/2051		1,005	979
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2022-A, 5.00% 6/1/2052		6,705	6,924
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054		5,865	6,309
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 12/1/2027		2,600	2,750
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2035		825	917
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036		495	548
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030		955	848
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2030		830	906
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2032		2,875	3,213
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2033		3,000	3,384
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)		3,660	3,721
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2029		1,000	1,072
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2027		1,000	1,021
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2028		900	918
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)		7,325	7,671
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 5/15/2050 (put 5/15/2025)		3,055	3,092
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 12/1/2024		215	216
			81,507

Maine 0.08%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2026		190	194
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2027		210	217
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2028		255	265
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2029		245	257
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2030		150	158
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 1.85% 11/15/2036		2,750	2,028
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047		115	115
Housing Auth., Mortgage Purchase Bonds, Series 2019-E, 3.75% 11/15/2049		1,030	1,025
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035		80	80
			4,339

Maryland 1.30%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2019-D, 2.75% 7/1/2034		1,005	884
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.90% 3/1/2031		1,275	1,091
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 1.95% 9/1/2031		1,465	1,247
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 2.10% 3/1/2033		1,000	838
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035		1,000	777
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		15	15
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 9/1/2044		75	75
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048		1,080	1,090
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048		2,550	2,549

47	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	USD	2,175	$2,153
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050		1,505	1,496
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050		7,175	7,057
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051		10,140	9,909
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051		7,119	6,939
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054		4,450	4,755
G.O. Bonds, State and Local Facs. Loan of 2018, Series 2018-2, 5.00% 8/1/2031		1,295	1,391
G.O. Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034		1,500	1,428
City of Gaithersburg, Econ. Dev. Project Rev. and Rev. Ref. Bonds (Asbury Maryland Obligated Group), Series 2018-A, 4.50% 1/1/2025		250	250
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049		2,045	2,045
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048		1,420	1,420
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 10/1/2024		165	166
County of Prince George, G.O. Consolidated Public Improvement Rev. Ref. Bonds, Series 2024-B, 5.00% 9/1/2030		8,740	9,829
Dept. of Transportation, Consolidated Transportation Bonds, Series 2016, 5.00% 11/1/2026		950	954
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034		5,000	4,083
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2024		5,370	5,374
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2019, 5.00% 6/1/2030		1,155	1,267
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2026		3,000	2,997
			72,079

Massachusetts 0.85%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 7/1/2038 (put 1/30/2025)		5,000	5,044
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2025		1,275	1,288
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2026		1,150	1,175
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2027		1,150	1,175
Dev. Fin. Agcy., Rev. Bonds (Williams College Issue), Series 2011-N, 0.45% 7/1/2041 (put 7/1/2025)		1,300	1,253
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-M, AMT, 5.00% 7/1/2027		1,350	1,396
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2029		2,650	2,768
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032		160	160
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2032		10,000	10,590
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032		980	1,045
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035		245	244
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036		65	65
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037		1,670	1,442
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038		3,120	2,896
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044		4,705	4,569
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 6/1/2025		490	475
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044		135	135
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045		20	20
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046		255	254
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048		2,915	2,914
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050		1,000	1,033
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 215, 4.00% 12/1/2050		1,800	1,801
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039		235	234
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043		1,430	1,423
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2016-A, 0% 7/1/2028		1,500	1,326
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 7/1/2026		2,510	2,592
			47,317

American Funds Tax-Exempt Income Funds	48

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan 2.98%
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2025	USD	1,000	$1,024
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2026		1,000	1,041
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 5.00% 2/15/2035		1,020	1,090
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2027		2,000	2,026
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2026		1,000	1,024
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2029		2,000	2,141
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 11/1/2024		850	851
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028		770	829
Housing Dev. Auth., Multi Family Housing Rev. Bonds (800 E. Court Street Village Apartments Project), Series 2023, 5.00% 2/1/2026 (put 2/1/2025)		6,475	6,503
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 4/1/2025		1,105	1,082
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 1.80% 10/1/2031		1,000	859
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 6/1/2046		90	90
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		3,445	3,425
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048		815	809
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049		7,325	7,350
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049		3,810	3,826
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050		1,815	1,805
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050		4,615	4,564
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		6,825	6,645
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053		17,140	17,753
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053		24,475	25,782
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053		21,810	23,317
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		13,340	14,518
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2030		500	544
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2031		750	825
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2032		745	827
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2033		1,040	1,153
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2/15/2030		700	760
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2020-A, 5.00% 8/15/2030		950	1,061
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 4.125% 8/1/2027		3,500	3,455
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 10/1/2049 (put 10/1/2024)		4,290	4,273
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, AMT, 5.00% 12/31/2028		2,575	2,671
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029		3,000	2,583
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030		16,780	14,048
Trunk Line Fund Bonds, Series 2021-A, 5.00% 11/15/2031		230	262
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-B, AMT, 5.00% 12/1/2031		1,135	1,235
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2025		1,885	1,924
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 12/1/2026		1,000	1,016
			164,991

Minnesota 1.80%
Becker Independent School Dist. No. 726, G.O. School Building Bonds, Series 2022-A, Capital Appreciation Bonds, 0% 2/1/2034		3,420	2,339
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038		3,930	3,429
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 1.65% 7/1/2030		1,120	951
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-F, 2.45% 7/1/2034		1,410	1,207
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 1/1/2038		80	80
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040		1,925	1,591

49	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	USD	190	$190
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		375	373
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046		255	253
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046		1,050	1,043
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047		120	120
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047		1,015	1,015
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048		1,545	1,544
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048		1,165	1,164
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049		6,295	6,324
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049		2,770	2,785
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050		870	859
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050		5,155	5,092
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051		2,870	2,801
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051		3,080	2,993
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052		5,610	5,443
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052		9,145	8,893
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		12,015	11,687
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052		6,260	6,075
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053		2,815	3,003
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2024-O, 6.25% 1/1/2055		9,940	11,151
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-A, 5.00% 11/15/2052 (put 11/15/2028)		11,820	12,558
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2025		550	553
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2026		1,620	1,653
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2033		1,165	1,262
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2035		1,350	1,461
			99,892

Mississippi 0.22%
Business Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004, 0.70% 3/1/2029 (put 9/1/2026)		1,460	1,349
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2025		1,245	1,256
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2026		1,045	1,070
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2026		3,425	3,484
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 12/1/2046		460	457
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 12/1/2048		1,335	1,334
Home Corp., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 6/1/2049		1,640	1,630
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052		1,725	1,784
			12,364

Missouri 1.01%
Dev. Fin. Board, Annual Appropriation Bonds (Fulton State Hospital Project), Series 2016, 4.00% 10/1/2036 (preref. 10/1/2024)		1,490	1,492
Dev. Fin. Board, Annual Appropriation Bonds (Fulton State Hospital Project), Series 2016, 4.125% 10/1/2039 (preref. 10/1/2024)		11,770	11,785
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 11/15/2025		1,500	1,536
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		40	40
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041		680	678
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-B-2, 4.00% 11/1/2045		385	385
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047		920	924
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047		1,371	1,227
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049		650	652

American Funds Tax-Exempt Income Funds	50

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	USD	3,135	$3,099
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052		2,305	2,246
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052		5,085	4,953
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052		3,670	3,597
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053		3,620	3,854
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054		3,340	3,757
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055		10,520	11,630
The Metropolitan St. Louis Sewer Dist., Wastewater System Rev. Bonds, Series 2015-B, 5.00% 5/1/2045		2,160	2,182
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031		1,750	1,895
			55,932

Montana 0.22%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028		8,075	8,164
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 12/1/2042		70	69
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044		295	293
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051		1,490	1,453
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051		795	775
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054		1,240	1,354
			12,108

Nebraska 0.54%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)		10,000	10,019
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2026		1,155	1,175
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040		2,005	1,972
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044		95	95
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045		425	423
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		260	260
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046		715	710
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049		2,300	2,278
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050		1,500	1,465
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050		9,205	8,967
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		2,355	2,329
			29,693

Nevada 0.60%
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2033		760	853
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.25% 9/1/2024		420	419
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.50% 9/1/2025		440	432
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 4/1/2049		955	954
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2025		2,185	2,205
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2027		1,200	1,224
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2031		6,415	7,162
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2035		7,835	8,796
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2036		1,195	1,353

51	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2031	USD	1,750	$1,809
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034		5,000	4,107
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2016-B, 5.00% 6/1/2034		3,900	4,026
			33,340

New Hampshire 0.59%
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043		2,045	2,143
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2024		1,250	1,253
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2025		1,250	1,272
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2026		1,250	1,284
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2027		1,250	1,282
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036		7,629	7,690
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036		6,664	6,524
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.505% 8/20/2039[1]		8,790	373
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039		9,321	8,729
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051[1]		9,450	374
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[2]		1,715	1,759
			32,683

New Jersey 2.58%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2026		1,000	1,031
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2026		1,000	1,036
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 5.00% 6/15/2029		500	544
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 6/15/2029 (preref. 12/15/2026)		1,030	1,094
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2028		7,875	8,404
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 12/1/2025		905	855
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)		1,345	1,189
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)		15,730	13,965
Health Care Facs. Fncg. Auth., Rev. Bonds (Atlanticare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2032		680	749
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2025		1,340	1,363
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2027		1,250	1,293
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027		1,150	1,216
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041		9,330	9,196
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039		1,895	1,775
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039		4,750	4,562
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026		335	345
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 5.00% 12/1/2027		1,000	1,056
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2027		335	348
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039		1,830	1,707
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040		6,930	6,248
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044		15,480	14,870
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045		5,655	5,682
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2021-H, 1.85% 10/1/2033		1,020	818
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048		3,780	3,816
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050		3,230	3,274
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		6,760	6,680
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053		5,630	6,009
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053		16,770	17,343
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055		4,045	4,411
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM insured, 5.00% 11/1/2036		500	559

American Funds Tax-Exempt Income Funds	52

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM insured, 5.00% 11/1/2037	USD	500	$558
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029		225	237
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2028		3,000	3,096
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 6/15/2029		7,000	7,613
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2032		2,000	2,136
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2033		1,625	1,837
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-CC, 5.00% 6/15/2034		1,450	1,634
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2037		1,805	2,036
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028		2,380	2,446
			143,031

New Mexico 0.63%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2025		400	408
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2026		275	285
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2027		400	423
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 8/1/2028		375	403
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051		10,510	9,209
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-A, 2.15% 4/1/2033		2,100	1,712
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 3.875% 6/1/2040 (put 6/1/2029)		3,000	3,044
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2029		1,195	1,298
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2030		1,110	1,196
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046		865	852
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048		500	493
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049		420	420
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049		715	714
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050		4,915	4,931
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050		1,895	1,894
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-B, Class I, 3.00% 1/1/2051		3,015	2,941
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054		4,215	4,520
			34,743

New York 6.68%
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2028		1,500	1,613
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2030		7,300	7,867
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2032		1,375	1,531
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2036		1,385	1,605
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2040		1,090	1,236
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2016-A, 5.00% 3/15/2028		1,740	1,808
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2033		1,405	1,488
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034		1,340	1,349
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2033		425	493
Environmental Facs. Corp., Revolving Funds Rev. Green Bonds (2010 Master Fncg. Program), Series 2022-B, 5.00% 9/15/2034		250	289
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2020-H, 1.95% 5/1/2032		2,295	1,926
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 11/1/2024		6,415	6,344
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.95% 5/1/2025		2,000	1,947
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025		16,620	15,938
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 11/1/2025		4,355	4,176
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 5/1/2026		2,250	2,113
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.45% 5/1/2029		1,560	1,349
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 11/1/2056 (put 11/1/2025)		4,965	4,786
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-2, 0.65% 11/1/2056 (put 11/1/2025)		2,760	2,660
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 11/1/2056 (put 11/1/2025)		2,055	1,969

53	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 11/1/2061 (put 11/1/2026)	USD	1,885	$1,761
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)		20,915	19,249
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.60% 11/1/2062 (put 5/1/2027)		13,640	13,674
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2023-A-2, 3.75% 11/1/2062 (put 11/1/2029)		10,000	10,011
Housing Fin. Agcy., Affordable Housing Rev. Ref. Bonds, Series 2020-H, 1.75% 5/1/2030		1,685	1,448
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.45% 11/15/2029		1,650	1,416
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 11/15/2030		4,000	3,408
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 11/15/2031		2,000	1,693
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2027		3,150	3,187
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		20,100	21,708
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2024		1,165	1,170
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 11/15/2027		2,815	2,871
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 4.371% 11/1/2032 (put 4/1/2026)[1]		3,990	3,991
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025		2,250	2,303
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2018-B, 5.00% 11/15/2025		1,700	1,740
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2027		535	566
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2028		1,185	1,272
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029		1,945	2,069
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.75% 10/1/2024		825	821
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.25% 4/1/2030		1,320	1,185
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 2.30% 10/1/2030		2,205	1,972
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		190	190
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 225, 2.00% 10/1/2035		1,675	1,333
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037		630	626
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		1,910	1,900
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045		10,725	10,455
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		555	553
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		430	430
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047		1,670	1,660
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		845	847
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049		820	819
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		3,295	3,254
New York City G.O. Bonds, Series 2018-A, 5.00% 8/1/2026		1,090	1,134
New York City G.O. Bonds, Series 2009-B-3, 5.00% 9/1/2027		6,155	6,521
New York City G.O. Bonds, Series 2007-C-4, 5.00% 10/1/2027		7,000	7,438
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2028		1,000	1,008
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2028		4,300	4,498
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2028		1,400	1,510
New York City G.O. Bonds, Series 2016-C, 5.00% 8/1/2029		1,000	1,024
New York City G.O. Bonds, Series 2008-L-6, 5.00% 4/1/2030		2,000	2,169
New York City G.O. Bonds, Series 2019-E, 5.00% 8/1/2030		2,150	2,325
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2030		1,485	1,645
New York City G.O. Bonds, Series 2022-B, 5.00% 8/1/2031		1,200	1,346
New York City G.O. Bonds, Series 2022-C, 5.00% 8/1/2031		1,100	1,234
New York City G.O. Bonds, Series 2022-D, 5.00% 8/1/2031		745	836
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2032		4,435	5,009
New York City G.O. Bonds, Series 2019-E, 5.00% 8/1/2033		1,000	1,077
New York City G.O. Bonds, Series 2022-B-1, 5.00% 10/1/2033		1,000	1,148
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2035		1,000	1,141
New York City G.O. Bonds, Series 2024-A, 5.00% 8/1/2035		4,370	4,988
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2027		2,675	2,815
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		320	319
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.75% 11/1/2033		2,250	2,020
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		2,800	2,712

American Funds Tax-Exempt Income Funds	54

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2024-B-2, 3.70% 5/1/2064 (put 7/3/2028)	USD	8,365	$8,470
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-A, 2.25% 11/1/2031		1,150	1,009
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)		14,905	14,504
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-B, 2.10% 5/1/2032		1,055	900
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, 1.85% 11/1/2032		1,205	963
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2022-A, 2.80% 11/1/2034		2,520	2,254
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.10% 11/1/2036		1,340	1,045
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)		9,230	8,958
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2023-E-2, 3.80% 11/1/2063		2,620	2,646
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2025		1,000	1,008
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2029		465	515
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-1, 5.00% 11/1/2025		420	431
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-B-1, 5.00% 8/1/2027		3,195	3,391
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 11/1/2027		1,375	1,394
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 11/1/2028		1,000	1,049
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2029		5,000	5,510
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.00% 5/1/2030		2,285	2,534
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 5/1/2031		760	848
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 5.00% 8/1/2035		1,200	1,360
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-B, 4.00% 8/1/2037		4,000	4,109
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.00% 5/1/2038		9,800	11,237
Port Auth., Consolidated Bonds, Series 195, AMT, 5.00% 10/1/2025		1,540	1,572
Port Auth., Consolidated Bonds, Series 221, AMT, 5.00% 7/15/2028		1,000	1,059
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 9/15/2028		10,000	10,444
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028		6,880	6,626
Port Auth., Consolidated Bonds, Series 226, AMT, 5.00% 10/15/2028		1,725	1,833
Port Auth., Consolidated Bonds, Series 227, AMT, 2.00% 10/1/2031		1,505	1,259
Port Auth., Consolidated Bonds, Series 238, AMT, 5.00% 7/15/2036		2,350	2,555
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 12/1/2025		150	147
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2024		2,690	2,700
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2026		1,000	1,037
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2027		1,340	1,412
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2029		810	877
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2032		6,950	7,534
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2035		550	585
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033		4,000	3,974
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035		2,000	2,258
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2038		3,200	3,518
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2040		1,500	1,631
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-A, 5.00% 11/15/2034		450	520

55	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.00% 5/15/2039	USD	750	$864
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2030		1,375	1,502
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2030		2,250	2,311
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2031		1,000	1,116
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 4.00% 3/15/2038		2,915	2,968
			370,423

North Carolina 1.18%
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043		1,705	1,719
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 2.00% 6/1/2033		2,500	2,095
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds (1998 Trust Agreement), Series 45, 3.00% 7/1/2051		2,775	2,707
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.55% 7/1/2035		1,140	981
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047		350	351
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051		11,085	10,796
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 50, 5.50% 1/1/2054		10,635	11,357
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055		6,895	7,570
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055		5,590	6,260
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 7/1/2039		680	675
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047		645	645
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048		915	914
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		910	909
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050		3,800	3,799
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051		2,310	2,250
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Fitch Irick Portfolio), Series 2024, 5.00% 4/1/2029 (put 4/1/2028)		2,825	2,976
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-2, 3.75% 10/1/2028		290	290
Town of Morehead City, Multi Family Housing Rev. Bonds (Elijah’s Landing), Series 2024, 4.05% 1/1/2028 (put 1/1/2027)		4,000	4,050
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2029		1,500	1,594
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2030		1,000	1,033
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 5/1/2031		1,000	1,032
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2031		1,370	1,475
			65,478

North Dakota 0.89%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027		15,805	15,904
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038		30	30
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 7/1/2046		311	311
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047		630	627
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048		3,235	3,234
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048		275	275
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049		1,305	1,309
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049		930	933
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050		875	870
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051		1,955	1,909
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052		3,995	3,895
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052		7,800	7,545
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053		3,175	3,374
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054		3,335	3,561
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054		2,705	2,944
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055		2,410	2,700
			49,421

American Funds Tax-Exempt Income Funds	56

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio 1.71%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	USD	9,705	$9,788
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)		2,650	2,625
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)		655	626
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026		1,000	974
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-C, AMT, 2.10% 4/1/2028 (put 10/1/2024)		7,935	7,898
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 1/1/2029 (put 10/1/2024)		8,000	7,963
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029		1,000	967
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2028		680	710
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 5.00% 11/15/2030		350	371
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 8/1/2027		570	601
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2029		1,945	2,118
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2029		510	557
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2030		840	933
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2025		950	955
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2026		1,000	1,017
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2027		1,500	1,544
County of Cuyahoga, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Wade Park Apartments), Series 2022, 4.75% 12/1/2027 (put 12/1/2025)		2,715	2,760
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2027		270	285
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2/1/2025		400	400
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinatti, Sewer System Rev. Ref. Bonds, Series 2019-A, 5.00% 12/1/2029		1,000	1,106
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.00% 1/1/2026		300	303
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.00% 1/1/2027		545	556
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035		5,000	4,700
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046		1,040	1,032
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047		930	930
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047		695	694
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048		4,225	4,223
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049		1,585	1,597
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050		960	968
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050		7,970	7,928
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051		6,745	6,618
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052		1,525	1,489
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2031		700	791
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029		505	547
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2032		750	830
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2033		570	629
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2024		2,460	2,469
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2026		865	873
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 12/31/2027		500	505

57	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 11/15/2032	USD	1,000	$1,039
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 11/15/2033		500	519
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)		6,000	6,733
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2027		350	371
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2027		385	412
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2028		500	539
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2028		650	708
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2029		405	445
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2032		400	464
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2033		350	403
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2033		400	460
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 6/1/2034		300	345
Water Dev. Auth., Drinking Water Assistance Fund Rev. Green Bonds, Series 2022-A, 5.00% 12/1/2034		400	460
			94,778

Oklahoma 0.19%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052		545	562
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-B, 5.75% 9/1/2053		4,105	4,437
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054		4,310	4,749
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055		775	867
			10,615

Oregon 1.86%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 4/1/2026		330	334
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 4/1/2031		600	607
G.O. Bonds, Series 2022-C, 5.00% 6/1/2028		1,630	1,758
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 12/1/2050		2,535	2,506
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051		7,335	7,083
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052		530	548
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053		7,565	8,080
G.O. Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 8/1/2028		500	541
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Anna Mann Apartments Project), Series 2021-AA, 0.75% 6/1/2041 (put 12/1/2024)		21,000	20,791
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2019-A, 2.45% 7/1/2034		1,220	1,029
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2015-A, 3.50% 7/1/2036		215	214
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-G, AMT, 4.00% 1/1/2040		715	708
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047		90	90
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047		1,530	1,529
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049		575	578
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 1/1/2051		2,345	2,316
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 1/1/2052		4,020	3,926
Housing and Community Services Dept., Multi Family Housing Dev. Rev. Bonds (Plaza Los Amigos Apartments Project), Series 2022-T-2, 3.00% 2/1/2026 (put 2/1/2025)		1,435	1,429
City of Portland, Sewer System Rev. Ref. Bonds, Series 2016-A, 2.00% 6/15/2028		11,450	10,721
City of Portland, Water System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 5/1/2033		2,285	2,401
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2026		1,500	1,543
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2027		1,780	1,855
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2031		4,000	4,295

American Funds Tax-Exempt Income Funds	58

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oregon (continued)
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 7/1/2032	USD	3,300	$3,537
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 25-B, AMT, 5.00% 7/1/2032		1,500	1,585
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2031		5,005	5,416
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 30-A, AMT, 5.00% 7/1/2032		11,545	12,587
Salem-Keizer School Dist. No. 24-J, G.O. Bonds, Series 2020-B, 5.00% 6/15/2035		3,455	3,823
Tri-County Metropolitan Transportation Dist., Grant Receipt Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2027		1,100	1,164
			102,994

Pennsylvania 4.49%
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039		2,500	2,462
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 5.00% 6/1/2026		500	516
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.934% 1/1/2030 (put 11/1/2025)[1]		2,415	2,403
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.934% 7/1/2031 (put 11/1/2025)[1]		2,925	2,910
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 3.934% 1/1/2032 (put 11/1/2025)[1]		2,540	2,527
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027		620	629
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2019-A, 5.00% 7/1/2029		1,000	1,083
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 6/30/2030		3,000	3,155
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 12/31/2030		8,350	8,813
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.00% 6/30/2032		1,270	1,355
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2024		4,900	4,918
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2025		6,685	6,738
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2026		1,775	1,802
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034		8,355	8,471
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)		18,000	16,573
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)		12,435	12,624
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 5.00% 5/15/2031		11,725	12,950
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2014-A, 5.00% 2/1/2032		5,965	5,968
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026		4,500	4,649
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2026		310	315
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2029		535	558
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2030		400	419
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2030		1,020	1,068
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041		1,270	1,084
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042		2,055	1,753
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043		5,765	5,811
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044		7,090	6,837
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045		4,095	3,961
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 8/15/2027		1,200	1,270
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 8/15/2028		1,300	1,399
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-134A, 1.35% 4/1/2030		1,105	951
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031		1,000	919
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 2.15% 10/1/2032		2,760	2,349
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 2.00% 4/1/2033		1,390	1,150
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033		3,600	3,605
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-129, 2.95% 10/1/2034		1,500	1,365
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039		590	588
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 4/1/2040		15	15

59	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	USD	140	$140
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041		60	60
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046		790	787
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 10/1/2046		1,385	1,381
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046		2,395	2,393
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050		4,480	4,380
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051		1,685	1,674
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051		2,930	2,869
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		9,570	9,235
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052		21,845	21,070
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054		7,795	8,484
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2025		1,000	1,013
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2026		1,920	1,972
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 4.71% 8/15/2038[1]		2,190	2,175
County of Luzerne, Industrial Dev. Auth., Rev. Ref. Bonds (Pennsylvania - American Water Co. Project), Series 2019, AMT, 2.45% 12/1/2039 (put 12/3/2029)		4,500	4,087
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039[3]		4,585	4,614
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 5.00% 9/1/2027		1,000	1,042
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2035		670	670
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2026		400	409
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2027		200	200
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 7/1/2028		1,220	1,283
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 7/1/2030		2,255	2,421
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2025		2,000	2,016
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2028		1,000	1,010
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2032		860	980
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2033		650	737
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2034		770	873
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2024		5,080	5,087
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2024		600	601
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 9/1/2024		1,050	1,051
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2025		3,590	3,656
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 9/1/2025		1,200	1,222
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 9/1/2026		2,000	2,077
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2029		1,340	1,440
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2030		1,000	1,087
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2031		855	938
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2032		2,230	2,479
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2033		2,900	3,229
Philadelphia School Dist., G.O. Green Bonds, Series 2019-B, 5.00% 9/1/2028		3,740	3,971
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2029		335	360
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2030		1,245	1,352
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2031		1,500	1,648
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2028		1,500	1,591
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2028		725	788
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2029		875	962
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 12/1/2030		1,250	1,347
			248,824

American Funds Tax-Exempt Income Funds	60

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico 0.04%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2029	USD	875	$917
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2030		725	766
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031		330	352
			2,035

Rhode Island 0.64%
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 5.00% 10/1/2028		1,000	1,078
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2034		1,930	2,153
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2038		780	859
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.00% 5/15/2039		600	656
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 5/15/2026		2,000	2,025
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039		690	687
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051		9,795	9,546
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2025		525	534
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2026		825	849
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041		7,235	7,034
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042		3,965	3,878
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043		3,790	3,699
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034		365	342
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037		2,200	2,085
			35,425

South Carolina 2.30%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Haven at Congaree Pointe), Series 2022, 2.25% 10/1/2043 (put 10/1/2025)		16,012	15,674
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2028		100	107
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2/1/2029		500	547
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043		265	264
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 1/1/2047		525	525
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047		435	435
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048		990	996
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050		9,535	9,535
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		10,155	9,891
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052		4,735	4,656
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052		4,895	4,899
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		6,415	7,143
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		610	610
Jobs-Econ. Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Company Project), Series 2023-A, AMT, 4.00% 4/1/2033 (put 4/1/2026)		7,875	7,896
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.00% 11/1/2031		11,360	12,720
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.00% 11/1/2034		10,990	12,645
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)		2,720	2,957
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)		1,000	1,017
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2031		1,600	1,783
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2032		1,625	1,804
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty Municipal insured, 5.00% 12/1/2037		6,560	7,479
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2028		2,455	2,516
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028		1,000	1,010
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029		865	943

61	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2031	USD	15,230	$16,976
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2032		620	693
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2029		1,705	1,835
			127,556

South Dakota 0.77%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		100	100
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046		165	164
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046		1,750	1,743
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 11/1/2047		1,610	1,609
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048		3,160	3,184
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049		1,095	1,094
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051		8,085	7,988
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051		17,835	17,383
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053		4,655	4,805
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055		4,330	4,765
			42,835

Tennessee 1.34%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045		135	134
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.25% 7/1/2030		1,560	1,394
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034		805	720
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 1/1/2042		1,115	1,106
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042		640	640
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042		820	820
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045		40	40
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045		20	20
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 1/1/2046		110	110
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047		30	30
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 1/1/2050		2,190	2,176
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050		1,610	1,616
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 7/1/2050		610	603
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053		3,700	3,813
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054		12,465	13,610
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-2A, 6.00% 1/1/2055		1,720	1,904
City of Johnson City, Health and Educational Facs. Board, Hospital Rev. Ref. Bonds (Ballad Health), Series 2023-A, 5.00% 7/1/2032		4,000	4,397
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Farragut Pointe Apartments Project), Series 2021, 0.65% 12/1/2026 (put 12/1/2024)		7,600	7,495
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2032		540	598
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2034		550	615
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2035		615	687
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2036		500	556
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2037		500	558
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2038		210	233
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2027		530	551
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2028		625	658
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2033		855	955

American Funds Tax-Exempt Income Funds	62

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Tennessee (continued)
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2034	USD	2,415	$2,680
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.25% 7/1/2035		725	803
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)		7,115	7,559
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)		16,000	16,981
			74,062

Texas 13.51%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Juniper Creek Apartments Project), Series 2023, 3.75% 7/1/2044 (put 7/1/2026)		1,190	1,196
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Norman Commons), Series 2023, 3.625% 1/1/2045 (put 1/1/2027)		1,645	1,653
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2025		600	606
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027		225	236
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2028		500	535
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2029		700	762
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2030		350	387
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2033		1,000	1,145
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026		1,545	1,592
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027		1,070	1,124
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2024		400	402
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2026		400	411
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2027		375	381
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2028		400	408
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2028		595	634
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2029		360	368
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2029		495	534
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034		890	892
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039		470	472
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2035		1,200	1,333
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 5.00% 2/15/2036		2,000	2,216
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 8/15/2027		2,310	2,448
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2027		1,280	1,357
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2028		750	809
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2029		1,310	1,417
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2030		830	909
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 8/15/2031		445	492
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2027		1,025	1,086
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2028		1,300	1,403
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2030		850	922
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2031		880	952

63	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026	USD	355	$346
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2026		450	471
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2027		460	468
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2027		250	264
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2028		475	482
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2029		395	400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2033		585	592
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2034		605	612
Arlington Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2026		325	335
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2028		1,125	1,160
City of Arlington, Permanent Improvement Bonds, Series 2021-A, 5.00% 8/15/2030		1,450	1,620
City of Arlington, Water and Wastewater System Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 6/1/2040		1,440	1,632
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2033		1,205	1,366
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Eagle’s Landing Family Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)		235	246
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2030		1,520	1,550
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 5/15/2030		3,700	3,776
Azle Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2033		1,000	1,151
Azle Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2034		1,000	1,149
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2031		2,480	2,622
Birdville Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A. 5.00% 2/15/2034		1,000	1,150
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)		14,585	14,485
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM insured, 5.00% 7/1/2025		235	239
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM insured, 5.00% 7/1/2028		265	282
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027		1,000	1,050
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027		4,000	4,100
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2026		1,500	1,537
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2028		1,095	1,154
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2031		3,000	3,289
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2032		520	573
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 1/1/2033		2,770	3,048
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2/15/2038 (put 8/15/2024)		4,165	4,160
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 8/15/2027		1,360	1,436
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2024		295	295
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2025		315	321
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2026		4,800	4,980
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026		245	254
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2027		1,150	1,214
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027		315	333
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2027		500	519
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 8/15/2028		2,535	2,718
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028		410	440
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2028		300	315
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2029		470	512
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2029		315	334
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2030		250	275
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 5.00% 8/15/2030		385	411
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2031		575	640
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2035		1,300	1,452
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2036		2,500	2,784
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2038		1,200	1,329

American Funds Tax-Exempt Income Funds	64

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2031	USD	2,820	$3,138
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2035		1,080	1,219
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036		270	304
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037		210	236
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038		235	263
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039		350	390
College Student Loan G.O. Bonds, Series 2019, AMT, 5.00% 8/1/2027		3,590	3,766
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 8/15/2030		1,500	1,645
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 8/15/2031		1,250	1,365
City of Corpus Christi, Utility System Rev. Improvement and Rev. Ref. Bonds, Series 2023, 5.00% 7/15/2030		2,220	2,458
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2027		490	518
Crandall Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A. 5.00% 8/15/2035		1,085	1,224
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2039 (preref. 8/1/2025)		1,665	1,680
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2028		310	334
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/1/2032		855	926
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2027		1,000	1,051
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-1, 0.28% 2/15/2040 (put 8/15/2024)		1,715	1,713
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2/15/2040 (put 8/15/2024)		4,070	4,065
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 11/1/2032		8,400	9,212
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[2]		2,210	2,231
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2034 (preref. 8/15/2024)		1,000	1,001
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 3.00% 2/15/2034		4,000	3,781
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)		2,320	2,320
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Rosemont at Ash Creek Apartments), Series 2023, 5.00% 7/1/2026 (put 12/1/2025)		1,835	1,874
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Mondello), Series 2024, 5.00% 8/1/2027 (put 8/1/2026)		955	985
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (West Virginia Apartments), Series 2024-B, 5.00% 10/1/2028 (put 10/1/2027)		305	320
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 9/1/2044 (preref. 9/1/2024)		5,290	5,298
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2028		370	396
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2028		455	487
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2029		775	842
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2029		460	500
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2030		450	491
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2030		505	551
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2027		1,000	1,058
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2028		7,320	7,586
Denton County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pathway on Woodrow Apartments), Series 2022, 5.00% 2/1/2026 (put 2/1/2025)		1,925	1,937
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2027		1,505	1,579
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/1/2028		1,335	1,427
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2027		600	637
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2028		1,000	1,081
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2030		1,010	1,086

65	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2027	USD	275	$292
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2028		350	378
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 8/15/2029		425	467
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2027		1,000	1,061
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031		1,000	1,115
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2032		500	526
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2033		1,000	1,045
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)		14,215	13,242
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)		5,640	5,492
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024-B, 4.00% 8/1/2054 (put 8/1/2027)		12,505	12,708
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 8/15/2028		1,635	1,765
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2027		1,075	1,131
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2037		1,860	2,114
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999, 0% 8/15/2027		2,410	2,185
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2028		1,500	1,506
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2029		1,500	1,505
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030		630	632
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032		1,360	1,500
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)		6,140	6,140
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2028		275	291
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2029		385	413
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2030		375	407
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2031		625	687
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2032		720	793
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)		3,190	3,022
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)		1,745	1,744
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)		4,570	4,448
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2015-B, 5.00% 11/1/2025		810	830
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2014, 5.00% 11/1/2027 (preref. 11/1/2024)		1,140	1,145
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-B-2, 5.00% 7/1/2049 (put 12/1/2024)		1,740	1,754
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 10/1/2041 (put 10/1/2024)		5,440	5,455
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)		4,590	4,474
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2026		1,150	1,201
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031		2,045	2,158
Hays Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2027		1,790	1,881
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2027		1,000	1,051
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2031		1,230	1,274
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034		2,460	2,787
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2035		1,000	1,116
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (The Park at Kirkstall), Series 2021, 0.65% 12/1/2025 (put 12/1/2024)		11,650	11,488

American Funds Tax-Exempt Income Funds	66

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049	USD	1,515	$1,533
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		15,405	14,980
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-B, 5.75% 1/1/2053		2,490	2,655
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053		21,735	23,171
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049		1,960	1,979
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050		6,640	6,644
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051		6,290	6,205
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		17,590	17,050
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-A, 5.50% 9/1/2052		1,650	1,749
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053		9,810	10,671
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054		8,960	9,860
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		2,540	2,540
Housing Options, Inc., Multi Family Housing Rev. Bonds (Estelle Village Apartments), Series 2022, 3.90% 2/1/2026 (put 2/1/2025)		11,200	11,220
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 7/1/2028		1,000	1,053
City of Houston, Airport System Rev. Bonds, Series 2018-C, AMT, BAM insured, 5.00% 7/1/2025		1,250	1,267
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2026		1,380	1,420
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2029		1,500	1,577
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2029		1,700	1,807
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, AMT, 5.00% 7/1/2029		4,920	5,230
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2030		1,035	1,080
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2030		3,440	3,695
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 4.00% 7/1/2037		2,945	2,958
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 11/15/2027		1,535	1,604
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2027		550	585
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2028		500	541
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2029		490	539
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 11/15/2030		650	714
City of Houston, Combined Utility System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 12/1/2024 (escrowed to maturity)		2,500	2,472
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025		85	86
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026		140	142
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028		355	364
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030		280	289
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031		160	165
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2027		2,460	2,519
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2027		1,050	1,096
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2028		1,250	1,319
City of Houston, Water and Sewer System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 12/1/2028 (escrowed to maturity)		1,300	1,129
Houston Housing Fin. Corp., Multi Family Housing Rev. Notes (Summerdale Apartments), Series 2023, 5.00% 8/1/2041 (put 8/1/2026)		2,095	2,145
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2033		650	748
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2034		725	844
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026		1,250	1,301
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2030		1,070	1,181
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2044		1,665	1,823
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2/1/2055 (put 8/1/2025)		3,750	3,704
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2027		1,350	1,391

67	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2/15/2031	USD	1,000	$1,067
Kaufman Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2028		1,445	1,489
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026		205	211
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 3.00% 8/1/2028		1,810	1,777
Lake Dallas Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2001, 0% 8/15/2027		2,180	1,976
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2026		1,110	1,143
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2021, 5.00% 2/15/2029		740	807
Laredo Community College Dist., Limited Tax Bonds, Series 2014, 5.00% 8/1/2031 (preref. 8/1/2024)		5,000	5,000
Laredo Community College Dist., Limited Tax Bonds, Series 2014, 5.00% 8/1/2033 (preref. 8/1/2024)		1,000	1,000
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2049 (preref. 8/15/2024)		3,000	757
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 11/1/2026		1,000	1,032
Love Field Airport Modernization Corp., General Airport Rev. Ref. Bonds, Series 2021, AMT, Assured Guaranty Municipal insured, 5.00% 11/1/2032		3,535	3,850
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)		2,400	2,505
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2029		1,000	1,085
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2030		1,000	1,098
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2033		2,010	2,162
City of Lubbock, Electric Light and Power System Rev. Ref. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.00% 4/15/2032		1,145	1,287
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2029		1,310	1,427
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 8/1/2032		575	658
Mansfield Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2028 (preref. 2/15/2025)		2,415	2,439
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030		2,665	2,695
McAllen Independent School Dist., Maintenance Tax Notes, Series 2020, 5.00% 2/15/2026		895	920
City of McKinney, Waterworks and Sewer System Rev. Bonds, Series 2022, 5.00% 3/15/2029		400	436
Mckinney Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2/15/2028		1,640	1,756
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035		4,220	4,829
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)		3,255	3,092
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)		6,000	6,081
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026		2,640	2,723
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 4.16% 9/15/2027[1]		1,590	1,581
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2025		1,215	1,233
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)		23,900	25,788
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)		12,680	14,240
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 2.00% 9/1/2033		1,790	1,476
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2034		1,040	969
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2036		1,345	1,215
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2030		1,000	1,097
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 8/15/2031		1,075	1,179
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 8/15/2032		1,000	1,036
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035		750	865
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2028		1,500	1,575

American Funds Tax-Exempt Income Funds	68

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2024	USD	795	$796
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2027		1,230	1,254
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2028		1,675	1,708
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 4/1/2030 (preref. 4/1/2025)		800	809
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Presbyterian Healthcare System Project), Series 1996, National insured, 5.75% 6/1/2026 (escrowed to maturity)		2,145	2,212
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)		2,980	3,010
North East Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 4.00% 8/1/2032		215	221
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2028		1,000	1,077
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 12/15/2031		850	948
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034		950	983
North Texas Municipal Water Dist., Contract Rev. Bonds (Sabine Creek Regional Wastewater System), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2030		1,000	1,111
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2027		1,000	1,047
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2029		2,000	2,164
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2030		300	302
Northside Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/1/2027		850	903
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 4.00% 6/1/2035		1,705	1,758
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)		7,415	7,258
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2030		1,070	1,184
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2031		1,000	1,108
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042 (preref. 2/15/2026)		2,030	2,092
County of Nueces, Combination Tax and Limited Tax Rev. Ref. Certs. of Obligation, Series 2021-A, 5.00% 2/15/2029		460	496
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2029		2,085	2,270
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2034		1,000	1,150
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035		1,000	1,150
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2028		1,000	1,070
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2029		1,200	1,289
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2035		1,440	1,537
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2/15/2029		1,065	1,096
Plano Public Fac. Corp., Multi Family Housing Rev. Bonds (K Avenue Lofts), Series 2021, 0.65% 12/1/2041 (put 12/1/2024)		9,500	9,511
Red River Education Fin. Corp., Higher Education Rev. Ref. and Improvement Bonds (Texas Christian University Project), Series 2024, 5.00% 3/15/2035		2,250	2,648
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2028		1,400	1,488
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2029		1,495	1,614
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2030		950	1,027
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2031		1,450	1,569
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028		1,250	1,318
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027		180	189
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2027		650	681
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2029		200	217
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2030		500	551
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2031		600	670
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2032		380	428
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2044		3,320	3,670
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2028		1,000	1,049

69	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2029	USD	1,000	$1,063
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)		2,400	2,359
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2/1/2027		1,725	1,811
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2031		1,850	1,990
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.00% 12/31/2034		3,650	3,948
Surface Transportation Corp., Private Activity Rev. Ref. Bonds (NTE Mobility Partners Segments 3 LLC), Series 2023, AMT, 5.125% 12/31/2035		2,880	3,121
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2030		280	287
County of Tarrant, Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Meridian Apartments), Series 2024-B, 5.00% 9/1/2028 (put 9/1/2027)		550	576
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2029		5,020	5,158
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-E, 5.00% 11/15/2052 (put 5/15/2026)		9,315	9,570
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-F, 5.00% 11/15/2052 (put 11/15/2030)		6,965	7,585
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2034		2,000	2,030
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2018-B, 5.00% 7/1/2036		5,000	5,289
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2032		1,560	1,745
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2033		1,500	1,676
Temple Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2034		1,865	2,080
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2025		1,500	1,532
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2026		1,425	1,470
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM insured, 5.00% 10/1/2029		1,700	1,850
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM insured, 5.00% 10/1/2030		1,225	1,348
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2040		3,000	3,383
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2031		5,960	6,627
Travis County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Airport Gateway Apartments), Series 2022, 4.125% 6/1/2045 (put 6/1/2027)		3,850	3,861
Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 9/1/2041 (put 2/1/2025)		28,045	27,577
Trinity River Auth., Improvement Rev. and Rev. Ref. Bonds (Tarrant County Water Project), Series 2023, 5.00% 2/1/2035		1,000	1,133
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 8/1/2027		1,250	1,326
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 8/15/2026		1,420	1,477
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2/15/2028		2,665	2,743
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2025		240	243
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2026		760	785
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2036		1,810	1,878
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 8/1/2028		815	875
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 8/1/2029		465	507
Via Metropolitan Transit Advanced Transportation Dist., Sales Tax Rev. Ref. and Improvement Bonds, Series 2014, 5.00% 8/1/2038 (preref. 8/1/2024)		620	620
Waco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 8/15/2027		1,615	1,682
Waco Public Facs. Corp. II, Multi Family Housing Rev. Bonds (Trendwood Apartments), Series 2022, 3.50% 8/1/2025 (put 8/1/2024)		9,860	9,860
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2018, 5.00% 8/1/2030		2,760	2,908

American Funds Tax-Exempt Income Funds	70

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 10/15/2024	USD	7,500	$7,531
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 10/15/2030		2,230	2,397
Willis Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2034		500	557
			748,843

United States 0.17%
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[2]		7,672	6,841
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033		2,776	2,689
			9,530

Utah 1.06%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.00% 8/1/2032		750	864
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.00% 8/1/2033		525	613
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 3/1/2026		500	516
Canyons School Dist., Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Program), Series 2021-B, 5.00% 6/15/2027		1,350	1,430
Canyons School Dist., Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Program), Series 2021-A, 1.375% 6/15/2032		2,935	2,348
G.O. Bonds, Series 2018, 5.00% 7/1/2028		1,920	2,044
Housing Corp., Multi Family Housing Rev. Bonds (New City Plaza Apartments Project), Series 2021, 3.625% 2/1/2026 (put 8/1/2024)		24,100	24,100
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053		3,110	3,355
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054		1,080	1,193
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054		2,775	3,060
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054		2,240	2,479
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		105	105
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2025		450	458
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2026		620	642
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2027		1,270	1,321
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2028		2,800	2,951
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2023-A, AMT, 5.00% 7/1/2028		1,500	1,581
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029		2,130	2,209
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029		1,000	1,067
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2030		1,990	2,141
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2028		500	531
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2029		470	506
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2031		390	431
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032		500	559
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2033		600	680
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2034		500	567
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2026		750	773
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2030		250	274
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2031		140	155
			58,953

Vermont 0.14%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 11/1/2047		1,100	1,092
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048		555	555
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2019-A, 4.00% 11/1/2049		1,400	1,401

71	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Vermont (continued)
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	USD	835	$830
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2027		400	411
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2028		490	506
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2029		500	521
Student Assistance Corp., Education Loan Rev. Bonds, Series 2022-A, AMT, 5.00% 6/15/2031		960	1,001
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.00% 6/15/2035		775	758
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 6/15/2036		300	295
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039		335	306
			7,676

Virginia 1.76%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027		1,810	1,658
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2027		1,000	1,051
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2031		600	653
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2032		1,900	2,066
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026		3,210	3,280
County of Charles City, Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.875% 2/1/2029		5,400	5,137
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027		1,250	1,145
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2027		290	298
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2029		375	391
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 6/1/2030		375	393
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2032		3,000	3,196
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)		2,695	2,790
County of Fairfax, Sewer Rev. Bonds, Series 2024-A, 5.00% 7/15/2035		1,930	2,287
County of Fairfax, Sewer Rev. Bonds, Series 2024-A, 5.00% 7/15/2036		2,800	3,300
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2028		1,950	2,006
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2029		2,165	2,243
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2030		2,275	2,354
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031		1,195	1,235
Housing Dev. Auth., Rental Housing Bonds, Series 2020-B, 1.65% 3/1/2031		1,185	990
Housing Dev. Auth., Rental Housing Bonds, Series 2021-K, 1.90% 12/1/2031		1,445	1,216
County of Loudoun, G.O. Public Improvement Rev. Ref. Bonds, Series 2020-A, 2.00% 12/1/2034		1,000	819
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 1/1/2034		1,425	1,547
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2031		5,000	5,060
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)		1,780	1,926
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)		1,375	1,413
Port Auth., Commonwealth Port Fund Rev. Bonds, Series 2015, AMT, 5.00% 7/1/2030 (preref. 7/1/2025)		1,530	1,552
Public Building Auth., Public Facs. Rev. Bonds, Series 2016-C, AMT, 5.00% 8/1/2027		1,125	1,160
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 1/15/2029 (preref. 1/15/2026)		750	772
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2024		220	219
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2031		2,760	2,748
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026		905	921

American Funds Tax-Exempt Income Funds	72

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2028	USD	1,105	$1,153
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2029		1,400	1,479
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2030		1,650	1,757
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2032		6,670	7,124
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 7/1/2032		5,420	5,787
Small Business Fncg. Auth., Rev. Ref. Bonds (95 Express Lanes, LLC Project), Series 2022, AMT, 5.00% 1/1/2033		8,000	8,533
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2029		3,875	3,868
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2030		3,000	2,994
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 7/1/2030		4,825	4,813
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 1/1/2034		1,000	994
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 4.00% 7/1/2040 (preref. 7/1/2025)		3,015	3,044
			97,372

Washington 2.23%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2029		510	563
G.O. Bonds, Series 2019-A, 5.00% 8/1/2033		4,000	4,290
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 8/1/2027		1,075	1,115
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		21,107	19,607
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.449% 4/20/2037[1]		18,980	2,035
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037		18,786	16,960
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		2,000	1,998
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049		4,095	4,092
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050		495	495
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		7,460	7,227
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 6/1/2038		95	95
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052		4,070	4,234
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026		5,410	5,093
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 3.86% 5/1/2045 (put 11/1/2026)[1]		2,450	2,403
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2030		1,775	1,978
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 8/1/2030		6,345	6,853
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2025		3,165	3,199
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/1/2025		5,250	5,307
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2026		2,500	2,565
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 5/1/2027		2,500	2,598
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/1/2028		3,050	3,159
Port of Seattle, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/1/2028		1,775	1,870
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 4/1/2030		2,000	2,114
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 4/1/2029		1,000	1,002
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2032		6,345	6,967
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2033		5,500	6,028
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2034		5,000	5,460
City of Tacoma, Electric System Rev. and Rev. Ref. Bonds, Series 2013-A, 4.00% 1/1/2042		4,525	4,420
			123,727

73	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
West Virginia 0.21%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 1/1/2041 (put 9/1/2025)	USD	4,455	$4,284
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)		5,340	5,404
G.O. State Road Bonds, Series 2021-A, 5.00% 12/1/2025		670	689
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2017-A, 5.00% 6/1/2032		1,385	1,437
			11,814

Wisconsin 1.80%
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033		1,535	1,722
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2039		5,000	5,102
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026[2]		15,000	15,112
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2018, 5.00% 4/4/2032		2,000	2,119
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028		3,795	3,788
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2031		1,650	1,652
Housing and Econ Dev. Auth., Multi Family Housing Bonds (100 E. National Project), Series 2024-J, 5.00% 8/1/2058 (put 8/1/2026)		1,005	1,037
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047		2,505	2,166
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045		360	359
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046		545	541
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048		2,015	2,014
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048		1,035	1,035
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049		7,980	8,018
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		6,635	6,558
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		4,940	4,808
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052		2,685	2,613
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)		920	910
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 11/1/2052 (put 5/1/2025)		7,140	6,936
City of Milwaukee, Metropolitan Sewerage Dist., G.O. Promissory Notes, Series 2015-A, 3.00% 10/1/2030		3,530	3,423
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2031		1,000	1,103
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.00% 7/1/2032		1,080	1,201
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2034		370	417
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2035		1,000	1,126
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2036		1,000	1,122
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2037		1,000	1,121
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2025		810	807
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2026		245	244
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)		2,955	2,987
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 7/1/2029 (put 6/1/2026)		10,620	10,068
Public Fin. Auth., Special Rev. Bonds (Astro Texas Land Projects, Municipal Utility Dists., Brazoria, Galveston, Harris and Waller Counties), Series 2024, 5.50% 12/15/2028[2]		2,650	2,661
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, 5.00% 7/1/2030		945	996
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2024-A, 5.00% 4/1/2028		775	828

American Funds Tax-Exempt Income Funds	74

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 4/1/2029	USD	2,000	$2,172
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 4/1/2030		2,155	2,371
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 7/1/2026		500	519
			99,656

Wyoming 0.41%
Community Dev. Auth., Housing Rev. Bonds, Series 2016-2, 2.80% 12/1/2031		3,745	3,436
Community Dev. Auth., Housing Rev. Bonds, Series 2016-1, AMT, 3.50% 12/1/2038		500	496
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		55	55
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 12/1/2048		2,280	2,278
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050		5,205	5,059
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050		5,945	5,945
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053		3,605	3,820
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054		1,430	1,564
			22,653

Total bonds, notes & other debt instruments (cost: $5,292,281,000)			5,182,694

Short-term securities 6.72%
Municipals 6.07%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 3.82% 12/15/2028[1,2]		1,990	1,990
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 4.05% 12/1/2033[1]		7,200	7,200
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 4.05% 12/1/2029[1]		6,100	6,100
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 3.90% 11/15/2052[1]		13,000	13,000
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 3.90% 4/1/2059[1]		1,900	1,900
State of California, G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2024		745	746
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.95% 1/1/2050 (put 1/30/2025)[2,4]		16,640	16,641
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 3.85% 7/1/2035[1]		7,125	7,125
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025		10,000	10,188
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025		5,000	5,097
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.20% 5/1/2034 (put 9/3/2024)[4]		2,870	2,872
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 4.13% 10/1/2047[1]		6,835	6,835
State of Florida, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 4.25% 1/1/2026 (put 11/1/2024)[4]		3,735	3,735
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 3.50% 12/1/2048 (put 8/1/2024)[4]		5,735	5,735
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.90% 8/1/2044[1]		5,700	5,700
State of Illinois, G.O. Bonds, Series 2024-B, 5.00% 5/1/2025		1,005	1,018
State of Indiana, Fin. Auth., Econ. Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 4.20% 12/1/2037 (put 9/3/2024)[4]		3,045	3,047
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 3.39% 11/15/2033[1]		5,000	5,000
State of Kentucky, Econ. Dev. Fin. Auth., Healthcare Facs. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 4.20% 4/1/2031 (put 9/3/2024)[4]		4,000	4,003
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 4.07% 8/1/2035[1]		6,200	6,200
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 3.34% 3/1/2030[1]		4,100	4,100
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2023-A, 5.00% 8/20/2024		5,000	5,004
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 3.39% 11/15/2047[1]		7,000	7,000

75	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 4.05% 11/1/2035[1]	USD	20,575	$20,575
State of Nevada, Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 4.00% 1/1/2050 (put 1/30/2025)[2,4]		2,500	2,500
State of New Jersey, County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-A, 5.00% 5/1/2025		2,180	2,202
State of New Jersey, County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025		1,090	1,101
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 3.59% 7/1/2032[1]		1,105	1,105
State of New York, New York City G.O. Bonds, Series 2008-L-3, 4.05% 4/1/2036[1]		1,435	1,435
State of New York, New York City G.O. Bonds, Series 2013-F-3, 4.05% 3/1/2042[1]		3,000	3,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 4.05% 6/15/2048[1]		24,200	24,200
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 4.05% 6/15/2049[1]		13,100	13,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 4.05% 6/15/2050[1]		7,300	7,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-CC, 4.02% 6/15/2053[1]		3,500	3,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 4.05% 2/1/2045[1]		4,200	4,200
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035[1]		15,700	15,700
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.50% 12/1/2046 (put 8/1/2024)[4]		1,795	1,795
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 4.00% 1/1/2039[1]		8,650	8,650
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 4.25% 8/1/2037 (put 8/1/2024)[4]		3,300	3,289
State of Pennsylvania, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 4.10% 4/1/2049 (put 10/15/2024)[4]		2,280	2,281
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 4.25% 6/1/2025 (put 12/1/2024)[4]		5,550	5,561
State of South Dakota, Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-J, 3.875% 11/1/2055 (put 12/12/2024)[4]		355	355
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 4.20% 1/1/2033[1]		4,675	4,675
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 4.24% 7/1/2034[1]		685	685
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 4.05% 11/1/2041[1]		20,000	20,000
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 4.05% 10/1/2024[1]		21,480	21,480
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 3.93% 5/15/2034[1]		17,500	17,500
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2020-A, AMT, 4.25% 5/1/2050 (put 8/1/2024)[4]		8,785	8,785
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 4.00% 11/1/2036[1]		3,000	3,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 4.05% 10/1/2044[1]		8,420	8,420
			336,630

American Funds Tax-Exempt Income Funds	76

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 0.65%
U.S. Treasury 9/10/2024	5.247%	USD	36,000	$35,790

Total short-term securities (cost: $372,331,000)				372,420
Total investment securities 100.25% (cost: $5,664,612,000)				5,555,114
Other assets less liabilities (0.25%)				(13,708)

Net assets 100.00%				$5,541,406

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	3,249	10/3/2024	USD667,238	$2,889
5 Year U.S. Treasury Note Futures	Long	1,201	10/3/2024	129,577	2,864
10 Year U.S. Treasury Note Futures	Short	2,157	9/30/2024	(241,180)	(3,289)
30 Year Ultra U.S. Treasury Bond Futures	Short	194	9/30/2024	(24,826)	(957)
					$1,507

Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$4,585	$4,614.08%

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,658,000, which represented .93% of the net assets of the fund.
[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $4,614,000, which represented .08% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Dists. = Districts

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LOC = Letter of credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

77	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America

Investment portfolio July 31, 2024

Bonds, notes & other debt instruments 94.51%	Principal amount (000)		Value (000)
Alabama 2.95%
Auburn University, General Fee Rev. Bonds, Series 2018-A, 5.00% 6/1/2036	USD	4,440	$4,727
City of Birmingham, G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2015-A-1, 5.00% 3/1/2040 (preref. 9/1/2025)		1,500	1,532
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-C, 5.00% 11/15/2046		16,685	16,915
City of Birmingham, Water Works Board, Water Rev. Bonds, Series 2015-B, 5.00% 1/1/2033 (preref. 1/1/2025)		1,010	1,018
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2042 (preref. 1/1/2025)		665	670
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2043 (preref. 1/1/2027)		9,850	10,327
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)		6,590	6,633
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)		22,000	24,210
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)		10,215	10,903
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)		29,200	29,344
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)		17,480	17,566
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)		14,220	14,215
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)		9,880	10,514
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		4,040	4,052
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)		68,875	69,809
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)		23,940	25,984
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)		49,500	53,874
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/2031)		20,290	22,548
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)		70,665	76,508
Housing Fin. Auth., Collateralized Single Family Mortgage Rev. Bonds, Series 2024-C, 5.75% 4/1/2055		6,510	7,072
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)		5,086	5,065
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030		3,000	3,035
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2027		2,000	2,098
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2028		2,500	2,611
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2030		5,000	5,198
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2031		7,500	7,785
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2032		2,250	2,331
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2033		5,040	5,220
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2034		8,200	8,483
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2035		4,000	4,473
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2036		3,500	3,899
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2037		3,000	3,336
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.00% 10/1/2038		2,500	2,762
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040		5,790	6,434
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041		2,240	2,478
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2042		6,165	6,782
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043		11,610	12,742
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2044		6,795	7,432
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2045		10,350	11,291
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049		34,100	36,852
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.50% 10/1/2053		16,550	18,124
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031		2,500	2,664
Lower Alabama Gas Dist., Gas Project Rev. Bonds (Project No. 2), Series 2020, 4.00% 12/1/2050 (put 12/1/2025)		2,900	2,908

American Funds Tax-Exempt Income Funds	78

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Alabama (continued)
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033	USD	1,150	$849
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, Assured Guaranty Municipal insured, 5.00% 8/1/2054		1,200	1,263
Public Educational Building Auth. of Jacksonville, Higher Educational Facs. Rev. Bonds (JSU Foundation Project), Series 2023-A, Assured Guaranty Municipal insured, 5.50% 8/1/2058		2,000	2,183
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 2.00% 11/1/2033 (put 10/1/2024)		2,050	2,041
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)		27,535	29,338
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)		9,825	9,905
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		52,230	52,242
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)		2,050	2,204
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)		17,935	18,743
			691,192

Alaska 0.11%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026		500	484
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 12/1/2042		9,820	9,755
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046		370	368
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048		5,755	5,752
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		1,255	1,365
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2031		3,000	3,047
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2034		3,500	3,551
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		1,975	262
			24,584

Arizona 2.54%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2027		1,305	1,370
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2028		1,375	1,473
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 1/1/2029		1,700	1,854
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2033		3,395	3,605
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 1/1/2034		5,000	5,307
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2015-A, 5.00% 12/1/2036		8,685	8,780
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2020-A, 4.00% 1/1/2045		4,970	4,971
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2015-A, 5.00% 12/1/2045		50,205	51,018
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2023-A, 5.00% 1/1/2047		5,155	5,603
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2036		1,000	1,102
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2049		2,940	3,234
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2024-A, 5.00% 8/1/2054		5,990	6,544
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2024-A, 5.00% 7/1/2050		6,425	7,092
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2024-A, 5.00% 7/1/2054		14,605	16,021
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 7/1/2029		600	538
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2026		500	520
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 7/1/2027		250	265
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 5/15/2026		1,200	1,216
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 5/15/2032		525	575

79	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039	USD	1,550	$1,551
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2048		3,750	3,728
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 11/15/2054		4,900	4,783
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 7/1/2038		1,000	1,026
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 4.382% 1/1/2037[1]		54,180	52,522
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, (SIFMA Municipal Swap Index + 0.25%) 3.86% 1/1/2046 (put 11/4/2026)[1]		5,000	4,949
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, (SIFMA Municipal Swap Index + 0.25%) 3.86% 1/1/2046 (preref. 11/4/2025)[1]		1,000	1,001
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2023-A, 5.00% 11/1/2028		1,435	1,513
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2033		1,000	1,062
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2035		1,100	1,165
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2036		1,000	1,056
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2037		1,045	1,100
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2039		2,045	2,141
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 5.00% 11/1/2044		1,630	1,684
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, 4.00% 11/1/2049		4,075	3,804
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038		250	251
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2045		2,200	2,123
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041		1,770	1,708
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051		1,630	1,495
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061		7,920	7,033
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051		3,300	3,027
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061		4,230	3,756
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2028		1,680	1,723
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2042		1,000	1,012
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2047		1,310	1,318
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-A, 5.00% 7/1/2048		1,000	1,006
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 7/1/2051		1,025	1,028
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2037[2]		1,005	1,019
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[2]		2,150	2,175
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[2]		5,305	5,328
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[2]		5,660	5,692
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[2]		1,975	1,952
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029		555	539
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039		1,325	1,344

American Funds Tax-Exempt Income Funds	80

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049	USD	865	$868
Industrial Dev. Auth., Education Rev. Bonds (KIPP Nashville Projects), Series 2022-A, 5.00% 7/1/2057		3,000	3,045
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040[2]		2,265	2,291
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[2]		1,250	1,198
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2025		1,300	1,312
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2026		915	940
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 5.00% 2/1/2037		1,000	1,083
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2038		1,600	1,616
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2039		1,800	1,810
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2/1/2040		1,000	1,001
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 3.00% 2/1/2045		6,310	5,189
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2/1/2050		7,000	6,694
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Unity at West Glendale Project), Series 2024, 5.00% 3/1/2045 (put 9/1/2026)		1,150	1,182
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033		71,612	67,995
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2/1/2029		1,000	1,084
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2031		1,510	1,699
Industrial Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 3.75% 10/1/2054 (put 4/1/2025)		1,880	1,881
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2035		500	539
Town of Marana, Excise Tax Rev. Obligations, Series 2024, 5.00% 7/1/2037		550	591
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[2]		3,480	3,665
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2037		725	745
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 7/1/2052		750	758
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 7/1/2034		500	501
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2039		750	780
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[2]		255	245
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045		3,000	3,094
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2049		6,150	6,273
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050		3,000	2,660
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[2]		1,000	891
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 7/1/2054		4,950	5,028
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054[2]		565	573
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 7/1/2049		2,845	2,581
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Bonds (Honor Health), Series 2021-A, 4.00% 9/1/2037		585	593
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2040		5,750	6,294
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2043		2,150	2,317
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Honor Health), Series 2024-D, 5.00% 12/1/2045		2,200	2,358
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-C, (SIFMA Municipal Swap Index + 0.57%) 4.18% 1/1/2035 (put 10/18/2024)[1]		4,235	4,234
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-D, 5.00% 1/1/2046 (put 5/15/2026)		5,400	5,553
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 1/1/2048		7,145	6,792

81	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 1/1/2048 (put 10/18/2024)	USD	5,000	$5,017
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049		7,000	5,537
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-F, 3.00% 1/1/2049		10,380	8,211
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040		21,605	19,856
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2031		2,500	2,799
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 7/1/2032		5,205	5,820
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035		22,190	18,765
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035		8,150	6,892
McAllister Academic Village, LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 7/1/2033		5,080	5,221
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2026		260	263
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2027		250	253
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2030		290	297
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2041		650	644
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2045		1,050	1,012
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[2]		2,675	2,692
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[2]		1,000	1,006
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[2]		3,880	3,883
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[2]		3,900	3,901
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[2]		1,065	1,067
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[2]		910	918
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2036[2]		8,535	8,691
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[2]		1,050	1,055
City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2022, 3.75% 11/15/2057		2,060	1,851
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 3.00% 7/1/2049		2,650	2,078
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2049		16,000	15,629
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2049		10,890	11,481
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2032		5,320	5,567
City of Phoenix Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 7/1/2033		14,000	14,645
City of Phoenix Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 7/1/2033		2,515	2,698
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Bonds, Series 2023, 5.25% 7/1/2047		3,000	3,368
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2032		2,000	2,072
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2033		1,000	1,036
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2034		1,000	1,036
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 7/1/2035		2,000	2,070
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2036		840	839
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 4/1/2037		900	896
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2026[2]		1,405	1,427
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 5.75% 11/15/2027[2]		1,485	1,520
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 7/1/2030		8,000	8,681
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058[2]		150	153
Tucson Unified School Dist. No. 1, School Improvement Bonds (Project of 2023), Series 2024-A, 5.00% 7/1/2041		2,650	2,956
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2024		400	400
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2026		400	417
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2027		300	318
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2028		400	431

American Funds Tax-Exempt Income Funds	82

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 8/1/2029	USD	400	$439
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2042		1,800	1,969
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 6/1/2043		2,000	2,180
			595,612

Arkansas 0.01%
Springdale School Dist. No. 50, Rev. Ref. and Construction Bonds, Series 2022-B, 3.00% 6/1/2037		2,705	2,365

California 5.84%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[3]		1,770	1,031
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037)[3]		6,040	3,507
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[3]		3,015	1,711
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046		500	506
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		12,200	10,941
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2031		1,175	940
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2033		1,400	1,027
Baldwin Park Unified School Dist., G.O. Bonds, 2018 Election, Series 2021, 3.00% 8/1/2043		1,250	1,059
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2029		980	982
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 9/2/2030		295	295
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2034		5,000	5,058
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)		4,130	4,102
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 3.91% 4/1/2056 (put 4/1/2027)[1]		1,990	1,961
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048		5,715	5,848
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043		750	773
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 9/1/2048		2,500	2,567
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 8/1/2026		1,200	1,202
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, Assured Guaranty Municipal insured, 4.00% 7/1/2054		2,095	2,071
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 3.125% 11/1/2051 (put 11/1/2026)		6,000	5,999
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 8/1/2025		3,050	2,921
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 10/1/2033		750	750
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2033		750	767
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2040		580	513
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2041		480	420
Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 8/1/2046		3,150	2,627
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 3.00% 8/1/2044		2,500	2,088
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043		5,000	5,058
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 3.00% 6/1/2046		2,000	1,670
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2031		600	470

83	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2032	USD	315	$237
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2033		320	231
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2034		625	432
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2038		1,300	736
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2039		1,000	537
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2045		2,250	2,071
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026		225	230
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2034		1,090	1,111
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2035		1,725	1,759
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2043		4,000	1,799
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		22,650	22,890
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		9,055	9,613
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		2,315	2,445
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)		41,250	44,635
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)		5,000	5,366
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)		11,500	12,375
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]		400	346
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]		7,075	5,836
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]		19,695	16,781
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035		1,500	987
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2040		500	258
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2036[2]		340	349
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2041[2]		510	518
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2046[2]		135	135
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2051[2]		175	173
City of Corona, Community Facs. Dist. No. 2018-2 (Sierra Bella), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2051		1,750	1,813
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]		2,515	1,933
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]		1,000	770
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[2]		3,700	2,871
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[2]		1,570	1,142
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]		540	416
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]		39,100	30,987

American Funds Tax-Exempt Income Funds	84

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[2]	USD	600	$510
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[2]		13,875	12,423
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]		5,105	3,601
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[2]		7,500	6,072
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]		3,460	2,519
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]		1,750	1,353
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]		2,215	1,613
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]		2,000	1,739
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]		28,390	23,110
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]		34,900	22,064
Cypress Elementary School Dist., G.O Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B-1, 0% 8/1/2050 (8.125% on 8/1/2031)[3]		23,000	21,557
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.00% 9/1/2038		790	834
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2038		1,085	1,054
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2043		1,095	1,013
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area B, Special Tax Bonds, Series 2022, 4.00% 9/1/2051		2,180	1,900
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2038		1,230	1,194
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2043		1,150	1,064
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area D, Special Tax Bonds, Series 2022, 4.00% 9/1/2051		2,540	2,214
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2036		2,275	2,251
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		2,085	1,963
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 4/1/2040		505	636
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 6/1/2046		1,000	1,219
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 9/1/2029		2,120	2,121
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.75% 8/1/2048		650	767
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2026		1,300	1,323
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034		500	508
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		500	508
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2038		1,500	1,521
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041		12,830	12,988
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2043		2,890	2,923
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046		13,500	13,600
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2048		2,500	2,517
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2032		890	891
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2033		775	776
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2038		780	832
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2052		3,000	3,081
Escondido Union High School Dist., G.O. Bonds, 2014 Election, Series 2015-A, 4.25% 2/1/2045 (preref. 8/1/2025)		2,200	2,231

85	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2049	USD	2,500	$2,469
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2034		1,000	693
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2035		1,785	1,185
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2040		5,000	5,033
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2031		880	881
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2034		2,600	2,603
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.625% 9/1/2052		3,500	3,424
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034		2,000	1,429
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 1/15/2035		2,000	1,379
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2033		1,000	946
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2016-B, 3.00% 8/1/2043		2,000	1,661
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2030		1,005	1,049
G.O. Bonds, Series 2021, 5.00% 12/1/2031		395	408
G.O. Bonds, Series 2015, 5.25% 8/1/2032		5,000	5,096
G.O. Bonds, Series 2021, 5.00% 12/1/2032		335	346
G.O. Bonds, Series 2021, 5.00% 12/1/2034		335	346
G.O. Bonds, Series 2023, 5.00% 10/1/2035		3,405	3,943
G.O. Bonds, Series 2023, 5.00% 9/1/2036		3,000	3,481
G.O. Bonds, Series 2021, 4.00% 10/1/2037		1,000	1,043
G.O. Bonds, Series 2021, 4.00% 10/1/2039		3,000	3,105
G.O. Bonds, Series 2024, 5.00% 9/1/2044		1,285	1,452
G.O. Bonds, Series 2021, 5.00% 12/1/2046		260	282
G.O. Bonds, Series 2024, 5.00% 9/1/2048		3,915	4,379
G.O. Bonds, Series 2024, 5.00% 9/1/2053		1,125	1,250
G.O. Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040		3,000	2,659
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2041		2,625	2,908
G.O. Rev. Ref. Bonds, Series 2023, 4.00% 9/1/2043		5,455	5,631
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043		19,520	22,107
Garden Grove Public Fin. Auth., Lease Rev. Bonds, Series 2024-A, 5.00% 4/1/2049		4,000	4,440
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2029		990	832
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2031		1,250	975
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2032		1,500	1,123
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)		4,000	3,900
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2026 (escrowed to maturity)		7,000	6,608
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)		3,960	3,624
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]		7,785	7,420
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044		7,000	7,382
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040		3,000	3,193
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2041		735	820
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2042		1,050	1,165
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2043		1,250	1,378
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027		230	231
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028		105	111
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030		85	92
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032		355	391
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043		1,040	1,109
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048		450	484
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053		540	577
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058		645	684

American Funds Tax-Exempt Income Funds	86

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040	USD	1,000	$1,012
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2024		255	256
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 11/1/2026		350	351
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 11/15/2035		8,500	9,032
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040		1,000	1,063
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050		1,250	1,298
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055		1,000	1,034
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033		678	688
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035		1,200	1,241
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		17,381	16,684
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		25,698	24,137
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036[1]		28,514	687
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036		22,273	23,340
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)		4,750	4,547
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, (SIFMA Municipal Swap Index + 0.60%) 4.31% 12/1/2050 (put 6/1/2026)[1]		1,000	1,000
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2030		950	993
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2046		5,150	5,134
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2051		1,000	984
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2039		1,000	1,002
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2044		2,705	2,710
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2043		2,670	2,756
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2048		5,250	5,384
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2027		325	326
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2030		700	701
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032		350	355
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033		585	594
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034		615	624
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035		375	380
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042		995	1,004
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2025		995	1,010
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 4.00% 9/1/2026		150	151
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2026		1,295	1,334
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2032		245	256
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2033		115	120
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2034		995	1,040
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034		470	491
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2035		525	548
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2036		505	526
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2037		700	729
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2038		640	665
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042		995	1,023
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2044		6,115	5,724
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2047		1,990	2,032
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2049		2,985	2,924
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 9/1/2049		995	1,013
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2050		11,135	10,892
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2051		2,985	3,040
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2054		12,105	11,761
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2054		6,960	6,762
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057		995	1,012
City of Jurupa, Community Facs. Dist. No. 33 (Eastvale Area), Improvement Area No. 2, Special Tax Bonds, Series 2014-A, 5.00% 9/1/2043		3,140	3,145

87	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2026	USD	700	$701
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2032		1,260	1,262
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2042		1,250	1,252
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2035		1,125	1,164
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2039		1,095	1,119
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2032		415	432
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2033		880	914
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2034		945	981
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2035		1,020	1,061
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2036		840	869
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2037		1,170	1,204
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2038		1,255	1,293
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2039		1,340	1,374
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2040		1,435	1,464
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2041		1,535	1,559
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 9/1/2047		7,000	7,013
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2041		3,000	3,067
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2046		935	925
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2039		1,000	1,026
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2041		675	685
City of Lake Elsinore, Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 9/1/2047		2,915	2,920
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035		5,915	5,976
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2040		4,375	4,413
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052		4,000	3,673
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 9/1/2024 (escrowed to maturity)		1,000	1,002
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 9/1/2032		2,250	2,254
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 9/1/2035		1,250	1,252
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046		10,160	8,352
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2040		2,235	2,243
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2037		1,000	915
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2038		1,405	1,264
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 8/1/2039		1,000	891
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2029		1,135	1,137
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2030		985	987
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2031		685	686
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 5/15/2042		3,900	4,070
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-B, 5.00% 5/15/2049		1,805	1,913
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2015-C, 5.00% 5/15/2027		1,500	1,523
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2034		335	361

American Funds Tax-Exempt Income Funds	88

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2035	USD	500	$538
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2036		570	612
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2037		615	659
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042		830	870
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047		1,190	1,228
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052		590	606
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		5,924	5,852
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 9/1/2027		595	595
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2025		1,050	1,071
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2034		2,435	2,895
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 11/1/2029		2,210	2,339
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039		3,500	4,478
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2023-A, 5.00% 9/1/2053		1,315	1,345
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2026		1,440	1,490
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 9/1/2029		1,260	1,308
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 9/1/2031		570	559
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2031		250	260
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2032		725	741
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2033		760	777
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 9/1/2033		345	358
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034		600	613
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2036		850	866
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)		1,445	1,612
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2022, 4.75% 9/1/2052		3,370	3,300
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2022, 4.75% 9/1/2052		3,110	3,046
Morongo Band of Mission Indians (The), Econ. Dev. Rev. Bonds, Series 2018-A, 5.00% 10/1/2042[2]		2,565	2,590
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[2]		7,525	7,598
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2035		1,040	980
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027[2]		3,920	3,971
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hisperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049		290	301
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054		250	257
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059		335	348
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-2, 3.75% 11/15/2028		550	550
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-1, 4.00% 11/15/2028		345	346
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[2]		1,500	1,527
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]		2,000	2,002
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2/1/2046		2,195	1,779
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 3.00% 2/1/2046		2,225	1,764

89	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 4.00% 2/1/2051	USD	3,000	$2,749
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046		2,500	2,019
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049		10,560	8,296
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039		850	859
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2038		3,750	3,762
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044		3,750	3,816
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030		180	184
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059[2]		170	178
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042		565	510
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056		1,055	854
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]		18,515	13,965
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[2]		400	337
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[2]		1,235	904
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041		220	220
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046		615	604
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051		6,695	5,162
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054		1,490	1,118
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2037		1,755	1,857
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 5/15/2039		1,535	1,615
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2024		760	761
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026		825	854
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027		1,875	1,931
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2028		3,320	3,417
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2031		1,915	1,965
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2032		1,175	1,206
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2032		1,000	1,041
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2034		2,935	3,061
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 4.46% 7/1/2027[1]		7,890	7,894
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 8/1/2034		285	334
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 8/1/2036		465	540
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.25% 8/1/2048		880	991
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042		2,180	2,044
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2052		3,425	2,988
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		3,250	2,849
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		4,025	3,520
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 8/15/2034		730	739
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045		1,950	1,967
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2041		1,250	1,269

American Funds Tax-Exempt Income Funds	90

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2036	USD	2,880	$3,016
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2042		5,000	5,138
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 8/15/2047		6,000	6,119
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037		540	582
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042		1,780	1,882
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047		1,730	1,791
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052		1,530	1,576
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.25% 8/15/2043		1,350	1,450
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 9/1/2030		250	261
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2041		2,250	2,344
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028		7,000	6,022
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2030		15,520	12,332
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031		3,000	2,288
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (Community Facs. Dist. No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 9/1/2045		5,265	5,301
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031		650	655
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2033		2,885	2,906
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034		1,260	1,269
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2035		3,175	3,198
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2041		3,725	3,742
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2030		1,910	1,997
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031		2,040	2,131
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2032		2,185	2,280
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2033		960	1,002
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2026		1,265	1,285
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2027		590	599
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031		1,200	1,217
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 9/1/2036		710	711
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2033		500	510
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043		1,910	1,936
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]		930	917
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[2]		1,000	985
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[2]		230	216
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[2]		200	183
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 11/1/2046		1,000	1,094
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049		3,725	4,138
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030		1,500	1,666
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2032		1,300	1,475
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 8/1/2035		795	895
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-B, 5.00% 12/1/2036		1,120	1,279

91	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2025	USD	1,000	$1,003
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2027		425	427
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2028		1,185	1,191
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2030		1,390	1,393
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044		1,115	1,157
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049		1,255	1,295
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054		1,445	1,487
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029		1,500	1,547
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.375% 9/1/2051		2,775	2,567
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Capital Appreciation Bonds, Series 2023, BAM insured, 0% 8/1/2035		425	281
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Capital Appreciation Bonds, Series 2023, BAM insured, 0% 8/1/2036		500	314
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 5.00% 8/1/2052		1,030	1,119
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, 5.00% 9/1/2026		335	347
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2033		310	323
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 9/1/2034		1,000	1,040
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2028 (preref. 9/1/2024)		490	491
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2029 (preref. 9/1/2024)		540	541
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2027		260	269
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2028		340	355
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2029		420	442
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2030		510	538
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2031		300	317
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2032		700	742
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2033		400	426
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2034		460	491
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039		375	395
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044		185	182
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048		730	741
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054		370	373
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		600	602
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 10/1/2032		1,000	1,003
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 10/1/2037		2,500	2,470
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049		23,615	18,771

American Funds Tax-Exempt Income Funds	92

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2027	USD	1,480	$1,501
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2028		2,135	2,165
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030		2,175	2,205
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,040	1,054
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		1,115	1,130
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		1,000	1,013
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-B, 3.00% 8/1/2036		1,070	976
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		4,725	4,246
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026		500	507
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2037		1,750	1,770
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2050		4,000	3,567
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 9/1/2025		100	102
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 12/1/2025		4,000	4,125
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036		1,000	1,028
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2041		4,200	4,290
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 9/1/2040		1,960	1,999
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 4.389% 6/1/2034[1]		6,105	5,865
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2029		585	642
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044		10,500	10,556
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2028		940	955
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2046		1,175	1,171
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2051		2,000	1,966
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 7/1/2034		1,940	2,174
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-3, 4.00% 7/1/2053		2,880	2,848
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-E-2, 5.00% 5/1/2048		2,000	2,088
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050		6,000	6,346
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 5/1/2052		3,235	3,194
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047		675	718
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052		510	537
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		3,075	2,784
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.25% 9/1/2048[2]		965	1,010
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2033[2]		1,225	1,281
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.00% 9/1/2043[2]		900	901
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050		2,000	1,984
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)		7,575	7,876

93	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054	USD	8,520	$9,439
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.00% 9/1/2033[2]		850	905
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[2]		805	780
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[2]		3,500	3,064
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050[2]		370	402
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]		1,015	863
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043[2]		410	444
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053[2]		800	866
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053[2]		655	705
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2039		3,770	3,788
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044		3,340	3,352
City of San Francisco, Municipal Transportation Agcy., Rev. Green Bonds, Series 2021-C, 4.00% 3/1/2051		5,000	4,982
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045		1,000	1,003
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-B, 5.25% 6/15/2049		1,920	2,183
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044		3,600	3,693
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049		5,300	5,412
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2031		19,425	15,446
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2028		400	404
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2049		4,000	4,072
Sanger Unified School Dist., Certs. of Part. (Capital Projects and Refinancing), Series 2022, Assured Guaranty Municipal insured, 5.00% 6/1/2052		295	295
Santa Clara Valley Water Dist., Water System Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2050		1,750	1,888
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2040[2]		3,035	2,859
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2045[2]		4,110	3,732
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		2,220	1,991
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049		2,410	2,097
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2035		1,725	1,755
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2036		1,780	1,809
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2041		3,720	3,760
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2046		4,740	4,778
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]		305	306
City of South San Francisco, Community Facs. Dist. No. 2021-01 (Oyster Point), Special Tax Bonds (Public Facs. and Services), Series 2022, 5.00% 9/1/2052		2,500	2,567
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)		3,020	3,229
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052		6,850	7,035
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 3.80% 7/1/2040[1]		4,775	4,775

American Funds Tax-Exempt Income Funds	94

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035	USD	250	$239
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2037		1,000	902
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046		5,585	4,519
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051		1,285	872
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051		5,745	4,410
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051		750	697
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 12/1/2025[2]		2,500	2,527
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]		750	762
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038		150	162
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B CHF-Irvine, LLC), Series 2021, BAM insured, 4.00% 5/15/2039		4,055	4,101
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2051		1,000	775
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 3.00% 5/15/2054		1,000	754
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,235	1,101
City of Stockton, Community Facs. Dist. No. 2018-2 (Westlake Villages II), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,045	1,761
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 10/1/2032		1,245	1,250
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2042		1,690	1,785
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054		815	839
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029		1,005	1,015
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2030		630	636
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2031		1,295	1,307
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		2,965	2,991
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		2,135	2,154
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		500	505
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,575	1,490
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		500	457
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,305	1,159
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031		1,010	1,010
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034		665	686
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 8/1/2032		2,655	2,511
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 8/1/2033		1,380	1,285
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045		1,000	1,030
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2041		4,000	4,160

95	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2046	USD	6,755	$6,988
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035		1,215	1,235
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2037		1,000	1,015
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045		300	302
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2026		1,285	1,306
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028		1,265	1,286
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038		2,155	2,192
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 8/1/2041		5,750	2,662
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2040		1,990	2,307
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 5/15/2047		8,500	8,788
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037		2,300	2,295
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 12/1/2040		1,905	1,946
Vacaville Unified School Dist., Local Facs. Fin. Corp. Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 12/1/2042		1,575	1,592
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty Municipal insured, 5.00% 8/1/2041		1,700	1,899
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty Municipal insured, 5.00% 8/1/2042		1,000	1,112
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2046		1,650	1,633
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2046		490	493
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty Municipal insured, 5.00% 8/1/2051		2,500	2,722
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2024		700	700
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2025		500	507
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026		1,000	1,024
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2026		600	618
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2026		1,650	1,702
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2027		950	991
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027		320	335
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028		140	147
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2038		825	897
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 8/1/2036		5,655	3,514
Washington Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2031		1,000	786
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A-1, Assured Guaranty Municipal insured, 3.00% 8/1/2046		3,500	2,908
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2027		350	364
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2028		550	572
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2031		675	701
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032		1,400	1,414
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033		1,455	1,467
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2034		1,165	1,198
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2044		1,105	1,134
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2036		1,635	1,652

American Funds Tax-Exempt Income Funds	96

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2041	USD	3,645	$3,569
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2046		2,000	1,898
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 9/1/2050		4,815	4,513
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 9/1/2041		2,370	2,264
			1,368,767

Colorado 2.23%
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.25% 12/1/2038		1,033	1,034
County of Adams, Buffalo Highlands Metropolitan Dist., Limited Tax G.O Rev. Ref. and Improvement Bonds, Series 2018-A, 5.375% 12/1/2048		2,250	2,252
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 3.25% 12/1/2029[2]		590	548
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[2]		2,000	1,942
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2039		3,510	3,510
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2049		1,000	952
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046		1,000	959
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2024		200	201
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2024		135	136
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2025		180	184
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2025		125	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2026		195	203
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2026		270	280
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2027		200	211
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2027		125	129
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2028		210	224
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2028		260	269
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2029		210	227
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2029		125	129
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2030		215	233
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2030		250	259
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2031		230	249
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 12/15/2031		135	140
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2033		255	276
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2034		285	309

97	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 12/1/2035	USD	100	$108
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 3.25% 12/15/2050		1,800	1,510
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040		1,480	1,463
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050		2,610	2,452
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046		6,285	6,171
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.25% 12/1/2048		5,683	5,582
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.50% 12/1/2027		490	477
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037		1,275	1,286
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037		200	202
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047		5,255	5,258
Berthoud-Heritage Metropolitan Dist. No. 1, Limited Tax Supported Rev. Bonds, Series 2019, 5.625% 12/1/2048		11,500	11,524
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 12/1/2051		500	491
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.50% 12/15/2035		1,500	1,405
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046		1,800	1,614
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050		1,650	1,501
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 12/1/2026		7,185	7,015
Certs. of Part., Series 2021-A, 4.00% 12/15/2036		1,500	1,550
Certs. of Part., Series 2021-A, 3.00% 12/15/2037		9,065	8,074
Certs. of Part., Series 2021-A, 4.00% 12/15/2038		1,000	1,028
Certs. of Part., Series 2021-A, 4.00% 12/15/2039		1,500	1,533
Certs. of Part., Series 2021-A, 4.00% 12/15/2040		1,500	1,524
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, 5.00% 12/15/2043		800	872
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, 5.00% 12/15/2044		480	521
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, 5.25% 12/15/2048		1,410	1,549
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039		3,100	3,006
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-A, 5.625% 12/1/2038		3,000	3,004
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-A, 5.75% 12/1/2048		7,665	7,677
City and County of Denver, Airport System Rev. Bonds, Series 2023-A, 5.00% 11/15/2043		3,500	3,878
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2033		2,000	1,388
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2034		2,000	1,329
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 11/15/2033		3,000	3,179
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2012-B, 4.00% 11/15/2043		7,240	7,240
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 12/1/2048		8,000	8,314
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 12/1/2029		1,510	1,566
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2017-A, 5.00% 12/1/2041		4,750	4,802
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026		1,000	1,021
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027		1,000	1,021
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2028		4,485	4,578
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2029		2,660	2,716
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2030		1,500	1,531
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2031		1,140	1,164
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2032		1,685	1,720

American Funds Tax-Exempt Income Funds	98

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2045	USD	7,185	$7,244
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045		7,270	5,895
City and County of Denver, Water Rev. Bonds, Series 2021-A, 2.00% 12/15/2045		1,000	636
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024		1,045	1,046
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2025		3,500	3,504
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[2]		530	535
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.921% 9/1/2039 (put 9/1/2024)[1]		2,315	2,315
E-470 Public Highway Auth., Rev. Bonds, Series 2024-B, 4.321% 9/1/2039 (put 9/1/2026)[1]		4,440	4,439
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040		1,560	1,759
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 9/1/2027		3,250	2,922
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2030		14,065	11,314
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 9/1/2031		1,375	1,063
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 9/1/2035		14,760	9,846
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059[2]		915	946
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041		65	62
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051		200	178
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061		255	218
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2025		150	154
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		105	110
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2027		110	117
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2029		150	163
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2030		150	163
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2031		155	169
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2032		175	190
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2033		185	200
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034		200	216
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2035		215	232
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 12/1/2039		1,750	1,737
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[2]		395	407
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[2]		1,495	1,542
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043		6,300	5,155
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2032 (preref. 6/1/2027)		3,460	3,653
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2033 (preref. 6/1/2027)		3,910	4,128
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2037 (preref. 6/1/2027)		2,020	2,132
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 6/1/2045 (preref. 6/1/2025)		2,500	2,539

99	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 11/15/2046	USD	1,500	$1,465
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2019-B, 5.00% 11/15/2049 (put 11/19/2026)		2,270	2,357
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051		6,500	5,005
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 11/15/2036 (put 11/15/2026)		2,700	2,801
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 11/15/2041		2,130	2,171
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2045 (preref. 9/1/2030)		1,000	1,060
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 9/1/2050 (preref. 9/1/2030)		2,310	2,449
Health Facs. Auth., Rev. Bonds (Christian Living Neighborhoods Project), Series 2019-A-1, 4.00% 8/1/2044		1,000	967
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 3.25% 8/1/2049		1,995	1,580
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2040		1,500	1,456
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050		5,250	4,708
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048		12,135	12,351
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2044		1,340	1,452
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 4.00% 5/15/2052		10,735	10,326
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2054		14,850	15,779
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[4]		2,500	1,125
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[4]		2,665	1,199
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2025		565	566
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2026		750	753
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2028		1,065	1,072
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029		805	810
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035		2,590	2,605
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2018-A, 5.00% 12/1/2043		1,000	1,026
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 1/1/2032		4,000	4,370
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2036		5,750	5,860
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 1/1/2038		5,800	5,858
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 1/1/2040		7,785	7,831
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wildhorse Ridge Apartments Project), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)		7,150	7,073
Housing and Fin. Auth., Multi Family Housing Rev. Bonds (Wintergreen Ridge Apartments Project), Series 2023, 4.00% 5/1/2041 (put 5/1/2025)		1,745	1,749
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048		1,235	1,235
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048		4,555	4,551
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048		945	948
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049		4,325	4,340
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049		4,915	4,935
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049		885	889
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 11/1/2049		3,705	3,723
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 5/1/2050		5,495	5,384
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 5/1/2050		9,745	9,694
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 5/1/2050		6,370	6,350
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 5/1/2051		830	810
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051		1,040	1,014
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 11/1/2051		2,655	2,580
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051		11,045	10,820
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052		1,790	1,754
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052		5,860	6,073
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-D, Class III, 5.75% 5/1/2053		11,250	11,925
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-I, Class III, 6.00% 5/1/2053		11,160	12,171
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-L, Class III, 5.75% 11/1/2053		12,530	13,372
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054		13,325	14,814
Jefferson Center Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2020-B, 5.75% 12/15/2050		3,000	3,039
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 3.50% 12/1/2029		1,550	1,463

American Funds Tax-Exempt Income Funds	100

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049	USD	4,625	$4,331
Kinston Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2020-A, 5.125% 12/1/2050		1,950	1,955
North Holly Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-A, 5.50% 12/1/2048		1,510	1,515
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.625% 12/1/2037		2,572	2,579
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047		3,885	3,897
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028		4,000	4,206
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 11/15/2038		14,700	18,191
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 1/15/2033		500	510
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2033		1,570	1,612
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2035		2,645	2,692
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 7/15/2036		1,450	1,472
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046		1,575	1,579
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 3.00% 12/1/2025		560	551
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029		6,565	6,425
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038		2,400	2,388
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049		6,500	6,233
Trails at Crowfoot Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		8,520	8,776
Villages at Johnstown Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050		2,040	1,864
Weld County School Dist. No. RE-4, G.O. Bonds, Series 2023, 5.00% 12/1/2042		2,145	2,384
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050		4,595	4,194
			522,819

Connecticut 0.83%
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2039		1,060	1,143
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 5.00% 7/15/2040		1,300	1,388
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2042		800	784
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.00% 7/15/2043		500	486
Health and Educational Facs. Auth., Rev. Bonds (Connecticut Children’s Medical Center Issue), Series 2023-E, 4.25% 7/15/2053		4,250	4,257
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2027		210	215
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2029		745	766
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2031		785	807
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 12/1/2037		3,210	3,280
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2022-U, 4.00% 7/1/2052		8,000	7,655
Health and Educational Facs. Auth., Rev. Bonds (Fairfield University Issue), Series 2020-T, 4.00% 7/1/2055		3,430	3,240
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2050[2]		735	685
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2025		1,460	1,481
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2030		2,265	2,318
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2031		3,000	3,070
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2035		3,970	4,039
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 7/1/2036		2,990	3,039
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045		3,750	3,666
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052		25,475	26,652
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2035		2,545	2,585
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2036		5,880	5,949

101	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut (continued)
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039	USD	3,045	$3,032
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040		3,085	3,024
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042		1,995	1,921
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 11/15/2032		1,565	1,471
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 11/15/2032		470	450
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 5/15/2033		405	398
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 11/15/2035		1,000	824
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 11/15/2036		4,850	4,312
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 11/15/2037		4,175	4,081
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042		1,980	1,987
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043		3,595	3,557
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 5/15/2044		11,840	11,621
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045		265	265
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 11/15/2045		6,215	6,211
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 11/15/2045		1,230	1,229
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046		1,505	1,498
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 5/15/2047		2,120	2,120
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047		570	570
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047		840	840
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047		1,150	1,150
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 5/15/2049		2,335	2,336
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049		2,015	1,962
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 11/15/2049		7,125	7,130
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 11/15/2051		1,340	1,155
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051		1,600	1,576
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-A, 5.25% 11/15/2053		12,705	13,409
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-E-1, 3.25% 11/15/2054		2,120	1,626
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054		1,430	1,555
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054		5,150	5,694
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[2]		5,500	5,593
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[2]		3,001	3,009
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-A, 5.00% 5/1/2035		500	559
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 5/1/2040		2,000	2,172
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[2]		7,740	7,824
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[2]		10,250	10,322
			193,988

Delaware 0.11%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 8/1/2029		400	394
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2039		720	731
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2049		1,800	1,792
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 8/1/2054		835	823
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2045 (put 10/1/2025)		760	726
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2039		4,205	4,237
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 1/1/2044		5,000	5,018
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 6/1/2055		12,755	12,860
			26,581

District of Columbia 1.17%
G.O. Bonds, Series 2017-D, 5.00% 6/1/2035		5,000	5,239
G.O. Bonds, Series 2017-D, 5.00% 6/1/2036		7,250	7,585
G.O. Bonds, Series 2016-D, 5.00% 6/1/2041		3,000	3,088

American Funds Tax-Exempt Income Funds	102

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia (continued)
G.O. Bonds, Series 2023-A, 5.00% 1/1/2042	USD	1,000	$1,116
G.O. Bonds, Series 2017-D, 5.00% 6/1/2042		2,645	2,733
G.O. Bonds, Series 2023-A, 5.00% 1/1/2043		5,855	6,497
G.O. Bonds, Series 2019-A, 5.00% 10/15/2044		2,500	2,638
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 6/1/2025		1,000	1,017
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2032		7,775	8,321
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2033		5,110	5,459
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 6/1/2035		3,655	3,898
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2036		5,510	5,766
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 6/1/2037		2,500	2,613
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 7/15/2044		2,855	2,888
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)		9,505	9,416
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Edmonson), Series 2024, 5.00% 12/1/2028 (put 12/1/2027)		675	708
Housing Fin. Agcy., Multi Family Dev. Program Bonds, Series 2021-B-1, 2.55% 3/1/2042		970	728
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041		5,000	4,375
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 5/1/2045		2,000	2,129
Income Tax Secured Rev. Ref. Bonds, Series 2023-A, 5.25% 5/1/2048		6,000	6,693
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2036		4,705	4,351
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 7/15/2040		12,340	10,614
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 4.00% 7/15/2043		3,650	3,646
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2031		1,415	1,584
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2033		2,100	2,336
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 10/1/2034		2,005	2,229
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2035		1,720	1,788
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2036		2,380	2,468
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 10/1/2039		2,020	2,055
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2049		3,155	2,964
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 10/1/2037		41,230	22,639
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 10/1/2037		2,000	1,077
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2031		5,100	3,916
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2033		6,565	4,633
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 10/1/2036		5,880	3,626
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2038		27,130	15,173
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 10/1/2040		23,255	11,613
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 10/1/2032		1,800	1,920
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, Assured Guaranty Municipal insured, 4.00% 10/1/2053		34,470	32,834
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036		2,775	2,814
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041		1,305	1,315
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046		1,755	1,764
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048		4,385	4,442
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2026		5,000	5,206
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2028		1,650	1,745
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 10/1/2028		3,925	4,137
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 10/1/2030		1,000	1,051
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 10/1/2031		3,750	3,937
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2018-B, 5.00% 10/1/2033		1,040	1,111

103	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia (continued)
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 10/1/2049	USD	12,400	$12,873
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 10/1/2052		13,500	13,824
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2014-C, 4.00% 10/1/2041		6,000	5,888
			274,480

Florida 4.26%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040		1,475	1,349
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2037 (put 12/1/2026)		2,000	2,048
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 12/1/2036		1,285	1,289
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2024		160	160
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2028		1,480	1,544
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2032		480	501
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043		850	867
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048		5,190	5,258
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053		6,550	6,612
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 3.20% 5/1/2032		1,095	1,063
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (The Palms of Deerfield Townhomes), Series 2024-A, 3.40% 3/1/2057 (put 3/1/2026)		1,100	1,095
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, Assured Guaranty Municipal insured, 3.00% 5/1/2052		5,600	4,244
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.50% 9/1/2024		1,230	1,229
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 9/1/2025		1,070	1,060
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 9/1/2026		860	853
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 3.00% 9/1/2027		515	511
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 12/15/2029[2]		340	317
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2049[2]		1,255	1,210
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[2]		745	739
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[2]		390	383
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 4.00% 10/15/2029[2]		920	916
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[2]		3,825	3,701
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2043		3,500	3,647
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 7/1/2044		32,000	33,687
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 7/1/2048		1,565	1,623
Central Florida Expressway Auth., Rev. Bonds, Series 2024-A, Assured Guaranty Municipal insured, 5.00% 7/1/2054		5,000	5,379
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030 (preref. 7/1/2026)		4,000	4,157
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2039		5,000	4,958
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 7/1/2040		3,000	2,966
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 7/1/2041		2,500	2,428
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2042		1,550	1,605
Citizens Property Insurance Corp., Coastal Account Senior Secured Bonds, Series 2015-A-1, 5.00% 6/1/2025 (preref. 12/1/2024)		5,430	5,463
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.00% 5/1/2026		975	954
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.125% 5/1/2027		995	964
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.25% 5/1/2028		1,015	973

American Funds Tax-Exempt Income Funds	104

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.375% 5/1/2029	USD	1,040	$993
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.75% 5/1/2033		2,225	2,081
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 3.00% 5/1/2038		2,925	2,650
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2043		10,000	10,295
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048		1,500	1,533
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052		16,785	15,623
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025		1,140	1,133
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2027		595	591
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2028		755	748
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 5/1/2030		240	238
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2038		2,500	2,610
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 4/1/2048		3,900	4,008
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)		6,385	6,321
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2040		3,400	3,451
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042		1,000	928
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050		2,380	2,391
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052		1,000	1,004
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2056		1,250	1,253
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2045		700	640
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Tampa General Hospital Project), Series 2024-A, 5.25% 8/1/2049		2,890	3,064
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Tampa General Hospital Project), Series 2024-A, 5.25% 8/1/2055		3,040	3,198
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2/1/2046		3,750	3,643
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052		7,710	6,084
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 11/1/2033 (put 10/1/2024)		775	771
City of Fort Lauderdale, Water and Sewer Rev. Bonds, Series 2018, 4.00% 9/1/2041		1,000	1,005
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2032		2,000	2,099
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033		2,500	2,616
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 10/1/2036		500	522
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 10/1/2046		25,865	27,576
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 5/1/2037		545	534
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 5/1/2047		910	850
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2026		655	670
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2030		1,150	1,170
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2031		1,500	1,526
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2033		1,300	1,321
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2035		4,580	4,652
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 4/1/2036		1,380	1,401
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2043		12,500	13,112
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 10/1/2048		5,170	5,376

105	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2028	USD	375	$406
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 5.00% 10/1/2029		500	551
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2044 (preref. 10/1/2024)		5,000	5,016
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2022-B, 4.00% 10/1/2052		23,315	23,057
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 1/1/2047		10	10
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 7/1/2047		860	860
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048		3,900	3,898
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049		1,180	1,179
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050		1,230	1,234
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 7/1/2050		8,585	8,580
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051		3,030	2,962
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051		620	613
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 1/1/2052		9,750	9,520
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052		4,020	3,911
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054		2,630	2,845
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-5, 6.25% 1/1/2054		6,030	6,680
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-1, 5.25% 7/1/2054		25,535	26,695
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055		2,210	2,438
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055		1,000	1,116
Housing Fin. Corp., Multi Family Housing Rev. Bonds (The Salix on Vine), Series 2024-E, 3.80% 6/1/2042 (put 6/1/2027)		7,250	7,295
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 5/1/2035		920	922
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2026		500	520
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2029		4,000	4,211
JEA, Electric System Rev. Bonds, Series 2015-B, 5.00% 10/1/2030 (preref. 4/1/2025)		1,330	1,347
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 10/1/2030		4,650	4,889
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2030		5,050	5,508
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2031		3,985	4,347
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2031		4,900	5,528
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 10/1/2032		4,380	4,780
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2032		11,830	13,139
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 10/1/2033		3,530	3,696
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2033		6,395	7,097
JEA, Electric System Rev. Bonds, Series 2017-B, 3.375% 10/1/2034		1,650	1,571
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2035		4,250	4,274
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 10/1/2035		2,925	2,980
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2036		7,035	7,067
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 10/1/2037		2,000	2,007
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2029		3,350	3,548
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 10/1/2033		4,565	4,792
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2036		1,000	1,028
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2037		1,000	1,025
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 10/1/2037		1,220	1,264
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038		1,665	1,694
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2038		1,000	1,017
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2039		1,000	1,014
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040		850	860
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 10/1/2040		500	507
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, Assured Guaranty Municipal insured, 5.50% 5/1/2043		2,210	2,447
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, Assured Guaranty Municipal insured, 4.375% 5/1/2045		1,000	994
Julington Creek Plantation, Community Dev. Dist., Special Assessment Rev. Bonds, Series 2023, Assured Guaranty Municipal insured, 4.625% 5/1/2054		5,000	4,991
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2034		2,085	2,143
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2036		1,355	1,390
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2033		3,340	3,386

American Funds Tax-Exempt Income Funds	106

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2025	USD	2,000	$2,004
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2026		1,250	1,253
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2027		1,250	1,253
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2033		1,000	1,002
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2034		1,000	1,002
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 10/1/2035		1,000	1,002
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035		1,295	1,300
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 5/1/2025		380	385
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2031		655	630
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 5/1/2034		1,060	974
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 11/15/2045 (preref. 11/15/2024)		5,000	5,024
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2029		1,000	1,000
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 5/1/2029		985	985
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2032		1,000	1,099
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2035		1,850	1,904
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2037		2,700	2,733
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2040		6,955	6,996
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 10/1/2041		1,500	1,505
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 4/1/2045		10,000	10,045
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2029		1,415	1,417
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 7/1/2039		6,485	6,489
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2025		4,140	4,144
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 7/1/2026		4,335	4,360
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2027		3,000	3,004
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2028		3,180	3,273
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2029		7,200	7,401
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2030		2,000	2,003
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030		2,385	2,450
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2031		2,560	2,563
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2031		3,300	3,385
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2034		1,000	1,024
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2046		3,000	2,909
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2051		27,000	25,897
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 8/1/2051		4,085	3,956
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 11/1/2031		300	285
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 11/1/2036		560	537
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 11/1/2046		1,240	1,115
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 10/1/2042		1,650	1,652
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051		6,000	4,706
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040		1,190	1,201
City of Miami Beach, Parking Rev. Bonds, Series 2015, 5.00% 9/1/2045		2,500	2,509

107	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, 5.00% 2/1/2032	USD	1,645	$1,651
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, 5.00% 2/1/2034		1,800	1,806
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2040		12,850	12,860
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center / Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2/1/2044		2,000	2,001
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2027		675	688
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 10/1/2031		1,715	1,744
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2029		6,000	6,209
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2030		5,000	5,166
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2031		3,685	3,803
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2024		1,750	1,754
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035		1,000	1,012
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040		1,750	1,765
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040		1,900	1,918
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 8/1/2026		3,980	3,984
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2035		2,200	2,226
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2040		3,000	3,025
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045		7,950	7,992
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2024		4,000	4,011
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 10/1/2025		4,000	4,085
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2037		1,000	1,129
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2023-A, 5.00% 10/1/2038		1,000	1,119
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2034		5,000	5,147
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2036		3,000	3,077
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 8/1/2032		500	544
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2036		5,345	5,368
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042		26,770	25,584
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047		33,335	30,355
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046		19,185	19,526
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 10/1/2046 (preref. 10/1/2026)		1,835	1,912
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 10/1/2024		1,500	1,505
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 10/1/2046 (put 10/1/2028)		4,000	3,530
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 8/15/2049		1,000	922
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032		5,040	5,159
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 11/15/2045		1,440	1,471
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 5/15/2038		2,380	2,384
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041		900	867
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042		2,960	3,073

American Funds Tax-Exempt Income Funds	108

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.50% 9/1/2037	USD	250	$288
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.50% 9/1/2038		225	258
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.50% 9/1/2039		500	569
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.75% 9/1/2054		3,350	3,765
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.00% 5/1/2025		350	348
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.125% 5/1/2026		360	358
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.25% 5/1/2027		370	368
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.40% 5/1/2028		380	379
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.50% 5/1/2029		385	385
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.875% 5/1/2033		1,710	1,722
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 4.125% 5/1/2039		1,605	1,618
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 5/1/2035[4]		315	317
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2040		1,200	1,218
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 10/1/2043		2,000	2,005
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040		3,000	2,826
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 9/1/2050		5,000	5,024
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039		1,590	1,591
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051		2,970	2,536
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2030		1,750	1,761
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2031		1,000	1,006
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2032		1,000	1,004
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2033		2,900	2,911
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[4]		10,125	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[5]		17,990	1,790
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[4]		1,727	1,174
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025		1,085	1,077
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.75% 5/1/2025		415	412
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.10% 5/1/2026		1,030	993
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 5/1/2026		2,390	2,307
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026		835	831
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.00% 5/1/2026		430	428
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.25% 5/1/2027		2,445	2,329
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.25% 5/1/2027		1,055	1,004
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2022-B, 2.625% 5/1/2027		1,135	1,099
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 5/1/2027		1,150	1,143
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.125% 5/1/2027		445	442

109	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.30% 5/1/2028	USD	1,080	$1,015
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.40% 5/1/2028		2,500	2,360
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028		1,190	1,181
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.25% 5/1/2028		455	452
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.40% 5/1/2029		1,105	1,032
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.50% 5/1/2029		2,565	2,410
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2033		5,515	5,128
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 5/1/2033		2,380	2,208
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2037		6,225	5,545
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 5/1/2040		4,030	3,453
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 5/1/2036		990	979
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055		5,185	4,515
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050		475	371
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032		1,420	1,421
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045		120	121
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 5/1/2026		365	351
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.375% 5/1/2028		385	361
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.875% 5/1/2033		975	877
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 5/1/2038		980	845
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048		1,125	1,106
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051		3,000	2,287
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 3.00% 5/1/2035		675	607
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042		5,000	4,806
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2042		3,000	3,079
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047		7,920	8,068
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[2]		1,250	1,251
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 7/1/2027		1,000	1,001
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2025		265	266
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2026		295	298
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2027		295	300
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2028		290	297
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 5/1/2029		295	302
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2034		2,000	2,039
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2035		2,000	2,038
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2037		4,525	4,599

American Funds Tax-Exempt Income Funds	110

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040	USD	1,050	$1,053
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2036		830	501
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2038		1,000	548
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2041		1,000	466
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2045		1,850	690
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 9/1/2053		5,050	1,230
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2033		1,000	1,008
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2035		2,000	2,015
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2040		4,555	4,578
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045		1,500	1,506
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050		16,090	15,213
City of Tampa, Water and Wastewater Systems Rev. Green Bonds, Series 2022-A, 5.25% 10/1/2057		6,135	6,729
Tampa Bay Water Auth., Utility System Rev. Bonds (Sustainability Bonds), Series 2022, 5.00% 10/1/2052		10,530	11,379
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 7/1/2047		5,150	5,286
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 7/1/2042		41,550	40,423
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 6/1/2045		2,500	2,467
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 10/15/2045		4,000	4,053
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2016, 3.875% 5/1/2047		5,070	4,579
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2019, 3.70% 5/1/2050		9,230	7,969
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031		3,400	3,338
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037		925	911
			999,230

Georgia 2.45%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2038 (put 2/3/2025)		1,500	1,472
City of Atlanta, Airport General Rev. Bonds, Series 2019-A, 5.00% 7/1/2044		1,160	1,232
City of Atlanta, Airport General Rev. Bonds, Series 2022-A, 5.00% 7/1/2047		3,000	3,262
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2041		4,340	4,397
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2038		7,000	7,563
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 7/1/2039		29,030	31,267
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2023-D, 5.00% 7/1/2044		23,500	25,996
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 7/1/2026 (escrowed to maturity)		500	518
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 12/1/2024		1,650	1,658
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 7/1/2026[2]		450	442
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[2]		600	556
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[2]		1,210	1,066
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[2]		2,470	2,112
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2034		1,960	1,981
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2035		1,910	1,928
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2036		1,000	1,006
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 11/1/2038		5,250	5,267
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, 5.75% 11/1/2025		1,000	1,035
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 11/1/2027		4,450	4,647
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2032		3,925	3,972

111	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2033	USD	1,000	$1,029
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 11/1/2034		2,000	2,057
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2040		17,280	17,434
Augusta Dev. Auth., Rev. Bonds (AU Health System, Inc. Project), Series 2018, 4.00% 7/1/2039		850	852
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2025		215	218
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2026		450	464
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2027		155	162
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2028		190	202
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2029		165	178
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2034		1,000	1,103
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 6/15/2035		1,000	1,101
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2036		1,000	1,020
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 6/15/2037		1,500	1,528
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2034		1,410	1,490
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2035		1,580	1,668
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2036		1,230	1,296
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 7/1/2037		1,075	1,132
Brookhaven Dev Auth., Rev. Bonds (Children’s Healthcare of Atlanta, Inc.), Series 2019-A, 4.00% 7/1/2049		21,830	21,292
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 10/1/2032		3,065	2,528
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052		32,525	22,219
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)		9,515	9,341
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045		5,000	4,763
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2030		500	529
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033		1,370	1,447
County of Columbia, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2023-A, 5.125% 4/1/2053		2,750	2,925
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 7/1/2036		1,500	1,570
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2030		1,000	1,080
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2031		1,000	1,075
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 3/1/2032		1,000	1,074
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2036		1,000	1,008
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2038		1,000	1,011
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2039		1,000	1,010
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2040		1,000	1,005
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 3/1/2041		1,000	1,002
County of Fulton, Dev. Auth., Multi Family Housing Rev. Bonds (Jonesboro Road Senior Village), Series 2022-B, 3.00% 10/1/2025 (put 10/1/2024)		3,025	3,021
County of Fulton, Dev. Auth., Tech Facs. Rev. Bonds (Curran Street Residence Hall Project), Series 2024, 5.00% 6/15/2056		17,000	18,235
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2014-A, 5.25% 8/15/2049 (preref. 2/15/2025)		6,150	6,227
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 1/1/2025		2,500	2,521

American Funds Tax-Exempt Income Funds	112

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2031	USD	1,000	$1,045
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2034		1,500	1,564
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 7/1/2036		5,405	5,624
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 6/15/2030		2,250	2,277
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2034		1,125	1,208
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation II, LLC Project), Series 2019, 5.00% 6/15/2035		1,250	1,341
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 6/15/2028		1,800	1,922
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045		45	45
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046		225	224
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 6/1/2050		1,685	1,685
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028		1,000	1,066
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043		1,140	1,179
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)		3,305	3,328
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-A, 4.00% 9/1/2052 (put 12/1/2029)		10,000	10,088
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-A, 5.00% 6/1/2053 (put 6/1/2030)		11,560	12,231
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)		14,650	15,619
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)		27,645	29,569
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)		32,100	34,391
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)		38,285	41,124
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)		24,260	26,150
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)		8,650	9,220
Medical Center Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2019-B, 5.00% 7/1/2054 (put 7/1/2029)		3,555	3,780
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Scherer Project), Series 2009-1, 1.00% 7/1/2049 (put 8/1/2026)		2,000	1,847
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)		5,215	5,119
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2034		1,500	1,667
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2035		1,250	1,388
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 1/1/2036		875	969
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 1/1/2034		8,250	8,717
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2040		720	724
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 4.00% 1/1/2051		2,345	2,208
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, 5.00% 1/1/2056		8,750	9,032
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060		11,250	11,299
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2062		4,500	4,665
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2026		400	410
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2040		800	807
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 1/1/2056		5,000	5,120
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2062		2,000	2,073
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046		1,320	1,268
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048		5,000	5,083
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2063		800	813
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2032		1,450	1,544
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2033		1,200	1,276
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2034		13,635	15,158

113	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2035	USD	1,855	$1,971
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2037		2,240	2,373
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2038		2,000	2,204
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2039		1,215	1,279
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2044		8,460	8,800
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2046		6,710	7,123
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049		4,000	3,808
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 1/1/2051		7,000	6,611
County of Paulding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc.), Series 2022-A, 4.00% 4/1/2041		1,000	995
County of Richmond, Hospital Auth., Rev. Anticipation Certs. (University Health Services, Inc. Project), Series 2016, 5.00% 1/1/2028		1,135	1,174
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 8/1/2038		2,500	2,554
County of Spalding, Griffin-Spalding County Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 4/1/2047		1,335	1,218
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 8/1/2025 (put 8/1/2024)		8,900	8,900
			574,071

Guam 0.16%
Business Privilege Tax Bonds, Series 2015-D, 5.00% 11/15/2039		5,110	5,132
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2028		665	695
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028		3,000	3,046
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029		1,750	1,850
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031		1,000	1,013
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036		5,000	5,035
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		5,820	5,672
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035		1,000	1,054
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2025		1,000	1,018
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2031		1,000	1,024
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2033		1,400	1,436
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		1,000	1,005
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2027		2,615	2,692
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 7/1/2048		3,245	3,294
Power Auth., Rev. Bonds, Series 2014-A, 5.00% 10/1/2024		745	747
Power Auth., Rev. Bonds, Series 2014-A, 5.00% 10/1/2028		400	401
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2039		500	501
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 10/1/2044		750	751
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 10/1/2035		1,885	1,961
			38,327

Hawaii 0.51%
Airports System Rev. Bonds, Series 2018-D, 5.00% 7/1/2030		4,960	5,492
Airports System Rev. Bonds, Series 2020-C, 5.00% 7/1/2050		3,795	4,043
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 7/1/2036		3,770	3,899
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039		10,080	7,605
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2037		600	617
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2038		875	896
Harbor System Rev. Bonds, Series 2020-C, 4.00% 7/1/2040		425	430
City and County of Honolulu, Board of Water Supply, Water System Rev. Bonds, Series 2024-A, 5.00% 7/1/2025		1,350	1,375
City and County of Honolulu, Multifamily Housing Rev. Bonds (Maunakea Tower Apartments), Series 2023, 5.00% 6/1/2027 (put 6/1/2026)		11,500	11,826
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 7/1/2026		1,000	1,017
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2029		1,000	1,036
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2030		2,725	2,822

American Funds Tax-Exempt Income Funds	114

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Hawaii (continued)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2032	USD	1,000	$1,036
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2033		1,650	1,709
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 7/1/2034		1,140	1,180
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2035		3,750	3,881
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2035		4,935	5,233
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2036		2,100	2,165
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2036		2,500	2,584
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2036		2,500	2,646
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 7/1/2037		2,745	2,832
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2037		4,270	4,511
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041		2,000	1,719
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 7/1/2044		2,000	1,972
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-A, 5.00% 7/1/2045 (preref. 7/1/2025)		17,940	18,280
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 7/1/2047		8,750	9,077
City and County of Honolulu, Wastewater System Rev. Green Bonds (First Bond Resolution), Series 2023, 5.00% 7/1/2048		1,250	1,375
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2035		3,500	3,614
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2037		6,190	6,359
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 7/1/2038		7,000	7,158
			118,389

Idaho 0.31%
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2042		1,115	1,145
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047		5,750	5,875
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034		1,750	1,751
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044		6,050	5,717
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047		13,680	13,912
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2034		400	406
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2041		850	829
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2046		6,300	5,985
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 3/1/2051		4,500	4,189
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2038		2,065	2,085
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 7/15/2039		3,445	3,471
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2023-A, 5.00% 8/15/2036		1,000	1,154
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2047		5,000	5,424
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049		4,000	3,931
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050		2,105	2,104

115	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Idaho (continued)
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-C, 4.00% 1/1/2050	USD	760	$761
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053		9,800	10,618
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054		3,610	3,981
			73,338

Illinois 10.07%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 6/15/2026		5,000	5,008
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 6/15/2033		3,500	3,671
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2025		2,135	2,168
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2026		1,010	1,044
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 6/15/2027		5,500	5,529
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, BAM insured, 4.00% 6/15/2027		1,250	1,262
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 6/15/2029		3,500	3,584
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032		4,775	5,020
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035		2,060	2,157
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036		1,510	1,577
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038		945	980
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039		5,500	5,694
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039		3,000	3,004
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040		1,000	1,031
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041		925	950
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046		10,000	10,034
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046		1,350	1,401
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[2]		28,810	30,946
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049		8,580	9,489
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2024		4,075	4,091
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 12/1/2024		10,000	10,030
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025		1,000	1,013
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025		3,445	3,490
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2025		1,625	1,648
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 12/1/2025		2,495	2,533
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026		2,570	2,627
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026		2,905	2,970
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2027		3,500	3,610
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2027		1,500	1,547
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028		9,000	9,438
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2029		7,000	7,343

American Funds Tax-Exempt Income Funds	116

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	USD	4,000	$4,102
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 12/1/2030		3,255	3,423
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2033		1,660	1,714
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2034		11,840	12,093
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034		10,000	10,214
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035		7,500	7,327
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035		2,240	2,205
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035		4,660	4,792
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041		31,955	29,583
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042		3,375	3,092
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[2]		18,115	19,572
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044		1,000	1,005
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046		27,590	27,664
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		16,215	14,192
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2024		600	593
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025		15,440	14,645
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2027		415	361
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2028		6,720	5,619
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2036		3,500	3,561
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2037		4,215	4,286
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2041		12,000	12,155
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 1/1/2046		5,445	5,497
City of Chicago, G.O Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 1/1/2026 (escrowed to maturity)		15,500	14,769
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033		10,000	10,694
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[2]		9,403	9,117
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041		1,000	1,066
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2043		2,700	2,863
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)		3,000	2,760
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 1/1/2031		5,430	5,624
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 1/1/2038		8,160	8,475
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031		210	162
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2025		4,250	4,270
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2025		7,500	7,535
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2026		2,500	2,544
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2032		2,000	2,089
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2036		1,250	1,307
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 1/1/2038		6,150	6,406
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 1/1/2032		1,000	1,044
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 1/1/2052		5,000	5,088
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 1/1/2053		20,825	21,493
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2031		5,260	5,285
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 1/1/2032		3,000	3,014
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2032		500	510
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2033		1,250	1,276

117	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2034	USD	1,000	$1,021
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 1/1/2035		1,750	1,784
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2022-D, 4.00% 1/1/2044		3,975	3,908
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 1/1/2046		4,500	4,509
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2025		1,000	1,010
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2026		4,175	4,290
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 3/1/2027		1,000	1,045
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042		7,890	7,820
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044		24,995	25,748
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2025		1,080	1,026
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2026		3,700	3,361
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029		5,305	4,227
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031		6,320	4,599
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031		4,000	2,911
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.27% 12/1/2024[2]		513	510
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.53% 12/1/2025[2]		556	546
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.69% 12/1/2026[2]		542	526
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 2.87% 12/1/2027[2]		683	657
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.04% 12/1/2028[2]		973	927
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.20% 12/1/2029[2]		896	849
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.29% 12/1/2030[2]		938	885
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.38% 12/1/2031[2]		1,007	945
City of Chicago, Special Assessment Improvement Rev. Ref. Bonds (Lakeshore East Project), Series 2022, 3.45% 12/1/2032[2]		839	776
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2028		3,900	4,118
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5337 State of Good Repair Formula Funds), Series 2017, 5.00% 6/1/2025		3,085	3,122
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2046		13,000	13,195
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 4.00% 12/1/2049		7,645	7,260
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, 5.25% 12/1/2049		20,925	20,972
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051		30,750	31,015
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 12/1/2051		11,500	11,704
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2052		5,500	5,756
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055		2,000	1,863
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057		31,855	33,088
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.25% 1/1/2048		2,135	2,318
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.25% 1/1/2058		1,500	1,629
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2025		3,705	3,734
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2025 (escrowed to maturity)		795	801
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2027 (preref. 1/1/2025)		1,765	1,779

American Funds Tax-Exempt Income Funds	118

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2027	USD	155	$156
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2030		1,000	1,005
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 1/1/2030		780	837
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2031		2,500	2,513
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2031		5,000	5,179
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2032		3,000	3,016
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2032		7,600	7,868
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2033		2,000	2,010
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2034		1,250	1,256
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2034		9,000	9,300
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2034		3,975	4,487
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2035		1,250	1,255
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2035		3,350	3,776
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2036		500	563
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2037		1,250	1,402
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2038		3,915	4,029
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2038		1,570	1,754
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 1/1/2039		1,000	1,003
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 1/1/2039		4,000	4,432
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2040		1,000	1,122
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2041		995	1,107
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2042		1,500	1,671
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, BAM insured, 5.00% 1/1/2043		2,000	2,218
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2044		1,220	1,350
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2047		21,165	21,512
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.25% 1/1/2053		8,380	9,148
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2025		210	207
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026		20	19
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2027		1,760	1,618
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2028		4,445	3,938
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2025		10,875	11,136
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2025		1,925	1,934
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 11/1/2025		620	635
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2026		2,125	2,207
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		2,775	2,866
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029		5,000	5,166
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030		6,160	6,362
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2030		4,750	4,765
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2030		3,100	3,194
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2031		5,135	5,148
City of Chicago, Water Rev. Bonds, Series 2012, 4.00% 11/1/2037		1,625	1,625
City of Chicago, Water Rev. Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.25% 11/1/2053		1,000	1,088
City of Chicago, Water Rev. Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 11/1/2058		3,340	3,538
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029		1,110	1,113
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2031		2,000	2,098
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035		2,295	2,397
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2035		680	765
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2036		1,200	1,248
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2036		3,500	3,654
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2036		2,000	2,228
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2037		2,895	3,017

119	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2037	USD	1,005	$1,120
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2038		2,750	3,043
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2039		8,500	8,514
City of Chicago, Water Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 11/1/2039		1,350	1,495
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044		38,755	38,811
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 6/1/2026		4,300	4,483
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000-A, National insured, 6.50% 7/1/2026		10,785	11,274
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 6/1/2027		11,700	12,559
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2029		15,000	16,584
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, National insured, 6.00% 7/1/2031		8,785	10,006
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 6/1/2033		9,630	11,018
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 7/1/2033		17,820	20,976
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034		19,960	23,408
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 6/1/2025		1,075	1,101
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2026		10,000	10,382
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 7/1/2027		5,000	5,261
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047		9,635	9,855
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2027		6,830	7,077
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2030		1,350	1,401
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2031		4,750	4,929
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 11/15/2034		1,000	1,033
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2032		7,645	8,060
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 11/15/2033		5,000	5,258
County of Cook, Sales Tax Rev. Bonds, Series 2018, 4.00% 11/15/2037		2,170	2,205
County of Cook, Sales Tax Rev. Bonds, Series 2022-A, 5.25% 11/15/2045		5,000	5,460
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2032		580	619
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2037		780	822
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2038		760	797
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2044		3,250	3,337
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2049		6,455	6,586
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties, LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 10/1/2051		1,000	1,018
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037		1,000	1,019
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 5/1/2027 (preref. 5/1/2025)		765	776
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 11/1/2030		2,760	2,845
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2030		2,500	2,567
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 3/1/2038		3,850	3,784
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 1/1/2026		3,875	3,988
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 7/1/2026		4,300	4,360
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2027		5,000	5,121
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2028		6,410	6,573
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2029		6,065	6,221
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2029		1,700	1,744
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2029		2,000	2,086
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 1/1/2030		6,200	6,360

American Funds Tax-Exempt Income Funds	120

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2030	USD	3,500	$3,648
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 7/1/2031		2,580	2,647
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2031		2,400	2,499
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2033		4,000	4,158
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2034		4,000	4,158
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2035		7,080	7,357
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2036		700	725
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2030		1,000	1,033
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2032		1,000	1,030
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2033		1,150	1,184
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2034		1,310	1,347
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2036		1,000	1,024
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041		1,000	1,016
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2029 (preref. 1/1/2027)		3,000	3,142
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2030 (preref. 1/1/2027)		5,100	5,341
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2033 (preref. 1/1/2027)		5,000	5,236
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2034 (preref. 1/1/2027)		3,000	3,142
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)		5,000	5,236
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2036 (preref. 1/1/2027)		3,750	3,927
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[4]		2,225	512
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 5/15/2035		1,350	1,354
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2026		3,000	3,084
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2027		2,990	3,063
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035		2,000	1,995
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2036		2,420	2,406
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040		5,000	5,072
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046		20,410	20,560
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 8/15/2047		11,000	11,704
Fin. Auth., Rev. Bonds (Northshore - Edward-Elmhurst Health Credit Group), Series 2022-A, 5.00% 8/15/2051		7,810	8,261
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2036		3,000	3,037
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2037		3,000	3,032
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2039		6,000	6,002
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 8/15/2040		3,000	2,956
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049		13,040	10,286
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2032 (preref. 7/1/2026)		1,200	1,245
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2033 (preref. 7/1/2026)		1,425	1,478
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 7/1/2034 (preref. 7/1/2026)		3,240	3,361
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 7/1/2037 (preref. 7/1/2026)		4,020	4,095
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 7/15/2042		7,000	7,252
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 7/15/2047		8,485	8,109
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 5/15/2028		2,450	2,512
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 5/15/2039		5,330	4,549
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050		5,000	3,948
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2025		2,345	2,363
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2027		4,015	4,104
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028		3,250	3,320
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2030		905	906
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030		1,400	1,431
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031		1,750	1,788
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2040		325	306
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 4.31% 5/1/2042 (put 5/1/2026)[1]		400	394
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021, 4.00% 5/1/2045		4,305	3,875
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050		4,645	4,045
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2030		7,615	7,945
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2031		3,000	3,128
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2033		2,500	2,603
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034		1,895	1,972
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)		730	744
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)		5	5
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2030		5,000	5,050
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2034		2,500	2,523
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 11/15/2034		2,595	2,619

121	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038	USD	5,325	$5,364
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2038		4,320	4,373
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 8/15/2039		2,370	2,388
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2/15/2045		18,725	18,930
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048		20,450	15,739
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 8/15/2053 (put 8/15/2031)		3,395	3,729
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-B, 4.00% 8/15/2041		2,000	1,972
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-B, 5.25% 4/1/2039		1,000	1,163
Fin. Auth., Rev. Bonds (University of Chicago), Series 2024-A, 5.25% 4/1/2044		1,300	1,473
Fin. Auth., Rev. Bonds (University of Chicago), Series 2023-A, 5.25% 5/15/2048		6,360	7,057
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 7/1/2036		2,000	2,224
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2037		9,900	10,296
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2039		2,500	2,570
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 7/1/2040		6,500	6,635
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 8/1/2033 (preref. 8/1/2024)		4,500	4,500
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034		1,000	1,042
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2035		5,400	5,616
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 8/15/2037		2,000	2,012
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2024		700	700
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2026		585	576
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2027		1,095	1,072
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038		1,000	909
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 10/1/2024		600	601
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2030		1,000	1,033
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 10/1/2035		1,000	1,026
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 10/1/2040		7,500	7,379
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 7/15/2034		3,000	3,300
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2038		3,605	3,669
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039		4,505	4,555
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040		8,915	7,570
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2031		2,500	2,534
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2032		3,500	3,542
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2034		2,600	2,627
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2045		5,440	5,473
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035		7,015	7,087
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037		1,000	958
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044		6,260	6,290
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2025		295	291
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 12/1/2027		3,585	3,586
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 3/1/2032		1,600	1,641
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047		1,460	1,460
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035		2,235	2,111
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047		2,465	2,111
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2019, 2.45% 10/1/2039 (put 10/1/2029)		11,000	10,231
G.O. Bonds, Series 2017-D, 5.00% 11/1/2024		8,175	8,210
G.O. Bonds, Series 2019-A, 5.00% 11/1/2024		4,500	4,519
G.O. Bonds, Series 2020, 5.50% 5/1/2025		1,000	1,017
G.O. Bonds, Series 2017-D, 5.00% 11/1/2025		3,460	3,536
G.O. Bonds, Series 2017-A, 5.00% 12/1/2025		1,500	1,535
G.O. Bonds, Series 2022-A, 5.00% 3/1/2026		3,290	3,381
G.O. Bonds, Series 2014, 5.00% 5/1/2026		1,000	1,001
G.O. Bonds, Series 2024-B, 5.00% 5/1/2026		1,190	1,226
G.O. Bonds, Series 2017-D, 5.00% 11/1/2026		22,200	23,055
G.O. Bonds, Series 2017-C, 5.00% 11/1/2029		6,550	6,881
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[2]		3,158	3,192
G.O. Bonds, Series 2016, 5.00% 1/1/2030		7,700	7,853
G.O. Bonds, Series 2020, 5.50% 5/1/2030		6,235	6,724
G.O. Bonds, Series 2021-B, 4.00% 1/1/2033[2]		2,913	2,922
G.O. Bonds, Series 2016, 5.00% 1/1/2033		1,455	1,480

American Funds Tax-Exempt Income Funds	122

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
G.O. Bonds, Series 2016, 5.00% 11/1/2033	USD	2,000	$2,052
G.O. Bonds, Series 2017-A, 5.00% 12/1/2036		7,500	7,790
G.O. Bonds, Series 2020-C, 4.00% 10/1/2037		2,250	2,249
G.O. Bonds, Series 2016, 5.00% 11/1/2037		3,500	3,568
G.O. Bonds, Series 2016, 5.00% 11/1/2038		6,500	6,619
G.O. Bonds, Series 2014, 5.00% 2/1/2039		6,750	6,751
G.O. Bonds, Series 2014, 5.00% 5/1/2039		6,000	6,001
G.O. Bonds, Series 2019-B, 4.00% 11/1/2039		5,155	5,093
G.O. Bonds, Series 2019-A, 5.00% 1/1/2040		1,000	1,031
G.O. Bonds, Series 2023-B, 5.25% 5/1/2040		2,700	2,983
G.O. Bonds, Series 2024-B, 5.00% 5/1/2041		3,150	3,461
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041		3,000	2,518
G.O. Bonds, Series 2024-B, 5.25% 5/1/2044		2,500	2,762
G.O. Bonds, Series 2019-C, 4.00% 11/1/2044		1,000	966
G.O. Bonds, Series 2024-B, 5.25% 5/1/2045		2,000	2,201
G.O. Bonds, Series 2024-B, 5.25% 5/1/2047		2,620	2,860
G.O. Bonds, Series 2024-B, 5.25% 5/1/2048		1,840	2,002
G.O. Bonds, Series 2024-B, 5.25% 5/1/2049		1,500	1,629
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2025		1,500	1,531
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2026		1,000	1,026
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2026		1,805	1,854
G.O. Rev. Ref. Bonds, Series 2023-D, 5.00% 7/1/2026		3,065	3,166
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2027		4,285	4,467
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 8/1/2046		2,365	2,350
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 8/1/2048		7,525	7,519
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 6/1/2043		530	418
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051		10,060	9,793
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 4.61% 5/15/2050 (put 5/15/2025)[1]		20,300	20,325
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Ogden Commons), Series 2023, 4.00% 7/1/2043 (put 7/1/2025)		3,000	3,006
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 4/1/2046		1,005	1,004
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 10/1/2048		3,060	3,057
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049		3,505	3,518
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 4/1/2050		10,080	10,020
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 4/1/2050		15,120	15,044
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 10/1/2050		9,040	8,829
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051		1,860	1,814
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		16,130	15,693
Housing Dev. Auth., Rev. Bonds, Series 2022-G, 6.25% 10/1/2052		10,730	11,551
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053		12,290	13,643
Housing Dev. Auth., Rev. Bonds, Series 2023-N, 6.25% 4/1/2054		5,815	6,353
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054		1,755	1,908
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055		2,300	2,536
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054		11,165	12,490
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2026		2,000	2,059
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2028		735	778
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2029		1,840	1,947
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2030		930	985
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 4/1/2030		1,390	1,472
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2032		1,000	1,060
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2034		1,000	1,061
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2036		250	265
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 4/1/2038		425	447
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)		1,210	997

123	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037	USD	5,150	$3,072
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 12/15/2024		3,100	3,060
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2025		8,630	8,222
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2028		6,310	5,492
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, 0% 12/15/2029		10,000	8,276
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2031		3,010	2,332
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2033		3,625	2,590
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2034		15,000	10,282
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034		3,000	2,015
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035		8,435	5,410
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 12/15/2045		1,000	1,009
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025		560	556
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-B, 5.00% 12/15/2027		550	561
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2023-A, 5.00% 12/15/2028		1,500	1,569
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-A, 5.00% 6/15/2029		4,000	4,205
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035		7,015	7,228
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040		5,870	5,946
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042		8,315	8,189
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 12/15/2045		1,400	1,461
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047		2,000	1,896
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050		9,630	8,987
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 6/15/2050		4,000	3,810
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050		5,000	5,177
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052		3,050	2,820
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053		1,475	1,569
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057		6,605	6,720
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025		2,825	2,738
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2026		6,035	5,657
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2035		2,760	1,731
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2036		1,350	824
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2036		2,375	1,417

American Funds Tax-Exempt Income Funds	124

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037	USD	585	$332
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2038		2,540	1,407
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2038		2,500	1,349
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044		15,000	6,247
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2045		3,000	1,185
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054		22,000	5,501
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056		7,160	1,515
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 12/15/2056		30,000	6,804
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2029		3,500	3,549
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2/1/2031		10,450	10,591
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2025		400	404
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2026		650	665
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2028		625	654
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2029		410	434
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2030		450	481
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2031		500	534
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2032		1,225	1,306
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2033		2,270	2,417
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 4/1/2034		1,560	1,658
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2035		1,000	1,009
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2037		1,140	1,146
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2038		1,000	1,005
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039		495	493
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2040		1,000	982
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041		1,000	970
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041		460	450
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2033		14,880	15,561
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2034		3,370	3,522
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2035		2,675	2,796
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2036		10,105	10,547
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 5.00% 1/1/2036		1,295	1,395
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 1/1/2037		1,280	1,379
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2039		4,630	4,646
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 1/1/2040		17,750	18,367
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2030		1,750	1,842
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035		4,630	5,200
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2035		1,250	1,404
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2036		1,100	1,232
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2023-C, 5.00% 1/1/2039		3,000	3,226

125	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025	USD	150	$146
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 4/1/2025		2,525	2,547
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2027		4,655	4,800
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028		4,820	5,006
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.00% 6/15/2027		1,025	1,028
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 6/15/2029		5,880	6,271
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2030		1,000	1,051
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030		4,755	4,772
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032		3,500	3,512
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, 5.00% 3/1/2031		2,220	2,238
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, 5.00% 3/1/2032		3,000	3,024
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 3/1/2040		4,000	4,018
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2033		5,000	5,143
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2034		1,000	1,021
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2035		3,055	3,138
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2036		2,000	2,041
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2036		2,000	2,055
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2037		1,500	1,531
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2037		1,900	1,952
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-C, 5.00% 1/1/2038		4,000	4,022
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2038		4,000	4,218
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2039		5,745	5,827
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 1/1/2040		7,500	7,569
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040		9,220	9,382
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2040		1,000	1,096
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 1/1/2041		23,730	24,258
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 5.00% 1/1/2041		13,000	14,351
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 1/1/2042		7,750	8,091
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 1/1/2044		2,000	1,973
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044		5,500	5,810
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.00% 1/1/2044		16,215	17,820
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 1/1/2045		16,215	17,323
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2023-A, 5.25% 1/1/2045		7,000	7,799
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2037		5,000	5,784
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2024-A, 5.00% 1/1/2038		6,875	7,914
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, BAM insured, Series 2021-A, 3.00% 4/1/2036		2,355	2,136
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 4/1/2026		1,960	2,023
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2027		1,185	1,197
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 4/1/2030		3,120	3,146
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2032		2,930	2,938
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021-A, BAM insured, 3.00% 4/1/2033		3,295	3,079
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2033		4,535	4,543
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034		5,000	5,004
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 4/1/2036		5,500	5,507
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2042		5,000	5,682

American Funds Tax-Exempt Income Funds	126

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2024-A, 5.25% 4/1/2044	USD	2,795	$3,135
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 10/1/2025		2,315	2,319
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047		2,828	2,831
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.875% 3/1/2025		503	500
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 3/1/2026		863	858
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024		8,860	8,782
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, 0% 11/1/2024 (escrowed to maturity)		6,000	5,951
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024 (escrowed to maturity)		970	962
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2024 (escrowed to maturity)		540	536
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025		7,110	6,804
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025 (escrowed to maturity)		1,710	1,643
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 11/1/2025 (escrowed to maturity)		295	283
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 3/1/2025		724	720
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2026		1,284	1,265
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.25% 3/1/2027		1,352	1,349
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036		991	994
			2,359,137

Indiana 1.09%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 11/1/2041		12,300	12,446
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 11/1/2051		16,400	16,539
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2034		725	745
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 11/1/2035		1,335	1,372
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2038		2,045	1,990
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2039		1,820	1,761
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043		8,005	7,491
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2045		10,000	9,326
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050		15,000	13,675
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 12/1/2029		1,000	1,005
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 4.00% 12/1/2040		3,500	3,419
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-2, 5.00% 10/1/2060 (put 7/1/2030)		5,000	5,497
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health), Series 2023-B-1, 5.00% 10/1/2062 (put 7/1/2028)		7,435	7,902
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2025		1,525	1,528
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029		1,000	1,002
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2031		1,700	1,704
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		2,750	2,587
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030		7,270	7,357
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030		1,790	1,615
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030		3,140	2,954
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043		420	430
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046		3,340	3,397
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041		1,545	1,469
Fin. Auth., Utility Rev. Bonds (Citizens Wastewater of Westfield Project), Series 2024-A, 5.25% 10/1/2044		8,000	9,045
Fin. Auth., Utility Rev. Bonds (Citizens Water of Westfield Project), Series 2024-A, 5.25% 10/1/2044		13,000	14,698
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 10/1/2039		2,000	1,768

127	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Indiana (continued)
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2023-A, 5.00% 10/1/2039	USD	1,075	$1,215
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2041		1,500	1,689
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2042		2,350	2,633
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2043		1,000	1,114
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2024-A, 5.00% 10/1/2044		4,770	5,293
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certs. (Northeast Georgia Health System, Inc. Project), Series 2014-A, 4.00% 10/1/2046 (preref. 2/15/2025)		2,000	1,980
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 7/1/2035		2,665	2,091
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 1/1/2049		1,915	1,894
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049		2,780	2,764
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		1,470	1,433
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 7/1/2051		3,125	3,050
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052		3,020	2,924
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 7/1/2052		10,465	10,132
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053		1,220	1,262
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2034		1,170	1,275
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2035		1,230	1,339
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2036		1,295	1,407
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2037		1,355	1,469
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 1/1/2044		5,100	5,424
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2048		2,000	2,162
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 1/1/2050		31,485	30,476
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2023-I-1, 5.00% 1/1/2053		4,500	4,830
City of Indianapolis, Local Public Improvement Bond Bank Rev. Bonds, Capital Appreciation Bonds, Series 1999-E, AMBAC insured, 0% 2/1/2025		2,540	2,495
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2034		1,415	1,416
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2036		1,080	1,081
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2036		4,550	4,676
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 1/1/2037		5,970	6,117
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 1/1/2042		2,750	2,752
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.50% 1/1/2053		1,000	1,101
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 6/1/2025		3,200	3,172
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-B, 3.05% 6/1/2025		12,635	12,556
			255,944

Iowa 0.42%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2/15/2033		8,650	8,647
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)		2,690	2,847
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050		1,500	1,593
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)		4,060	4,110
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028		215	216
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 7/1/2046		240	240
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 1/1/2047		2,225	2,167
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2017-C, 3.50% 1/1/2047		2,100	2,086
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 7/1/2047		1,080	1,079
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 7/1/2047		885	886
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049		645	636
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 1/1/2050		2,615	2,600

American Funds Tax-Exempt Income Funds	128

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Iowa (continued)
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051	USD	6,105	$5,952
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2022-J, 6.00% 7/1/2052		3,770	4,030
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2023-G, 6.25% 7/1/2053		5,065	5,536
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)		37,915	38,710
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2035		2,000	2,043
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2037		2,900	2,943
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 6/1/2039		2,145	2,158
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065		27,080	4,079
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056		7,000	5,347
			97,905

Kansas 0.11%
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2042		2,000	2,163
Ellis County Unified School Dist. No. 489, G.O. Rev. Ref. and Improvement Bonds, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 9/1/2047		2,750	2,925
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 5.50% 11/15/2028[2]		250	254
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 4.32% 9/1/2024[1,6]		8,300	8,302
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 3/1/2047 (preref. 3/1/2027)		3,245	3,405
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028		35	33
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034		625	603
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[2]		7,495	7,569
			25,254

Kentucky 1.58%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040		4,120	4,143
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2035		465	455
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027		1,100	961
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2036		3,320	3,439
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041		3,450	3,531
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046		2,750	2,791
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 12/1/2041		1,000	988
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045		11,700	12,101
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2047		2,965	2,966
Housing Corp., Multi Family Housing Rev. Bonds (Beecher Terrace Phase IV Project), Series 2023, 5.00% 9/1/2043 (put 9/1/2026)		1,255	1,287
Housing Corp., Multi Family Housing Rev. Bonds (Bowling Green Towers Project), Series 2022, 3.50% 9/1/2025 (put 9/1/2024)		22,209	22,196
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		2,980	3,317
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055		1,875	2,068
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029		4,085	4,186
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2033		1,000	1,020

129	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky (continued)
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2035	USD	4,280	$4,162
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 10/1/2036		11,800	11,436
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2037		2,500	2,641
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 10/1/2038		2,300	2,420
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 10/1/2040		930	903
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043		2,500	1,981
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 10/1/2047 (put 10/1/2029)		5,505	5,905
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2047		10,000	10,373
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052		13,925	14,348
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		1,500	1,556
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2032		2,610	2,695
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2033		2,185	2,255
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 12/1/2049 (put 6/1/2025)		22,980	23,035
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.67 + 1.12%) 4.77% 12/1/2049 (put 6/1/2025)[1]		3,340	3,349
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2/1/2050 (put 2/1/2028)		1,200	1,207
Public Energy Auth., Gas Supply Rev. Bonds, Series 2020-A, 4.00% 12/1/2050 (put 6/1/2026)		16,500	16,582
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-1, 4.00% 8/1/2052 (put 8/1/2030)		43,300	43,378
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)		11,695	12,398
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)		46,425	50,574
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)		67,325	72,497
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[2]		3,335	3,086
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[2]		15,910	14,613
State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 130), Series 2024-B, 5.00% 11/1/2025		4,500	4,612
			371,455

Louisiana 1.15%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2033		845	849
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 1/1/2035		1,340	1,388
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2040		1,300	1,305
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 1/1/2045		2,500	2,506
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2034		1,150	1,231
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 1/1/2037		1,000	1,007
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2040		1,625	1,716
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 1/1/2041		1,710	1,802
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2026		6,000	6,196
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 8/1/2024		700	700
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 8/1/2029		1,000	1,094
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)		18,305	16,358
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2033		1,790	1,944
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2034		1,500	1,629
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2/1/2045		16,500	16,375
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2015-A, 4.50% 5/1/2039 (preref. 5/1/2025)		665	672
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 4.245% 5/1/2043 (put 5/1/2026)[1]		2,210	2,203
Grant Anticipation Rev. Bonds, Series 2023, 5.00% 9/1/2026		305	317

American Funds Tax-Exempt Income Funds	130

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana (continued)
Grant Anticipation Rev. Bonds, Series 2023, 5.00% 9/1/2034	USD	1,000	$1,165
Grant Anticipation Rev. Bonds, Series 2023, 5.00% 9/1/2035		7,810	9,066
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 11/1/2042		4,000	4,054
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 11/1/2047		3,320	3,351
Housing Corp., Multi Family Housing Rev. Bonds (Deerwood Apartments Project), Series 2024, 4.00% 1/1/2043 (put 7/1/2027)		3,240	3,271
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-D, 3.25% 12/1/2052		60	59
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2023-A, 5.75% 6/1/2054		985	1,060
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2024-A, 5.875% 6/1/2055		7,910	8,619
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		1,000	1,041
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, 4.00% 12/1/2037		3,000	3,064
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[2]		1,465	1,467
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 8/1/2030		2,000	2,106
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2036		115	127
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2023, 5.00% 2/1/2041		3,130	3,398
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 6/1/2030		1,100	977
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036		53,340	44,682
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 10/1/2028		2,500	2,670
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2030		3,940	4,082
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2032		4,580	4,742
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2033		4,620	4,782
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2034		4,895	5,069
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2036		4,680	4,836
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2043		1,250	1,279
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032		5,000	4,850
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2035		850	967
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2036		150	170
Louisiana Stadium and Exposition Dist., Rev. Bonds, Series 2023-A, 5.00% 7/1/2037		1,250	1,414
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 1/1/2034		2,000	2,208
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 1/1/2035		1,500	1,655
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2030 (preref. 6/1/2025)		900	915
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2045 (preref. 6/1/2025)		1,350	1,372
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 6/1/2045		1,500	1,570
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 6/1/2050		2,400	2,254
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2029 (preref. 12/1/2025)		900	925
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 12/1/2044 (preref. 12/1/2024)		2,860	2,878
Public Facs. Auth., Hospital Rev. Bonds (Louisiana Children’s Medical Center Project), Series 2015-A-3, 5.00% 6/1/2045 (put 6/1/2028)		680	712

131	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana (continued)
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033	USD	4,970	$5,021
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 7/1/2033 (preref. 7/1/2025)		30	31
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052		1,000	1,015
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2057		8,395	8,491
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2046		1,100	1,112
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051		14,020	14,127
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056		10,670	10,730
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 5/15/2042		1,400	1,431
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)		5	5
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2033		3,455	3,494
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034 (preref. 5/15/2026)		10	10
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 6/1/2051 (preref. 6/1/2025)		6,405	6,524
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2032		2,000	2,023
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032		495	506
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2034		1,490	1,521
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 5/15/2047		4,000	4,018
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 6/1/2037 (put 7/1/2026)		7,070	6,846
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)		4,200	4,080
City of Shreveport, Water and Sewer Rev. Bonds, Series 2018-C, BAM insured, 5.00% 12/1/2029		3,300	3,479
			270,613

Maine 0.13%
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 7/1/2046		1,595	1,505
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 11/15/2035		1,750	1,389
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.15% 11/15/2040		1,000	734
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.05% 11/15/2041		1,185	818
Housing Auth., Mortgage Purchase Bonds, Series 2021-A, 2.15% 11/15/2046		5,000	3,180
Housing Auth., Mortgage Purchase Bonds, Series 2021-C, 2.30% 11/15/2046		4,850	3,292
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047		365	365
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 11/15/2047		390	390
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 11/15/2049		1,015	1,014
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 11/15/2050		2,360	2,358
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 7/1/2047		9,000	9,378
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 7/1/2050		6,000	6,360
			30,783

Maryland 1.13%
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (The Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 7/1/2032		985	986
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2029		1,090	1,107
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 1/1/2030		1,000	1,015
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2020, 4.00% 1/1/2039		410	402
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2026		465	473
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2027		3,065	3,162
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 5.00% 1/1/2028		3,215	3,356
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2029		1,500	1,525
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2030		1,655	1,687
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2031		2,225	2,265

American Funds Tax-Exempt Income Funds	132

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2032	USD	1,175	$1,193
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2033		800	811
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2035		200	202
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2036		3,055	3,076
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2038		700	701
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2045		3,500	3,330
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050		5,965	5,493
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2032		2,000	2,009
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 7/1/2044		5,000	5,012
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 7/1/2039		2,215	2,223
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 7/1/2040		2,500	2,489
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 9/1/2035		2,600	2,019
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 2.10% 9/1/2041		1,650	1,175
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048		3,580	3,614
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 9/1/2049		2,205	2,203
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050		12,210	12,085
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050		13,685	13,607
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050		7,660	7,533
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051		6,950	6,792
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051		36,605	35,680
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-A, 5.50% 9/1/2053		18,335	19,587
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2023-D, 5.75% 9/1/2054		2,290	2,447
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 9/1/2045		405	404
Community Dev. Administration, Dept. of Housing and Community Dev., Rev. Bonds, Series 2021-C, 2.60% 1/1/2042		1,700	1,290
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2027		1,350	1,401
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2028		2,000	2,100
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2030		1,250	1,313
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2031		1,000	1,050
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2035		2,000	2,095
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2035		1,000	1,009
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 7/1/2039		2,605	2,618
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044		3,960	3,773
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 7/1/2029		250	250
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033		1,000	1,000
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2027		135	139
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2028		175	180
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2029		190	195
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2030		325	333
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2031		375	384
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2032		325	332
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 7/1/2036		600	608
G.O. Bonds, State and Local Facs. Loan of 2019, Series 2019-1, 3.00% 3/15/2034		3,000	2,856
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 1/1/2046		5,000	5,084
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2043		700	719
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048		940	958

133	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2026	USD	210	$214
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2036		2,835	2,896
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 1/1/2045		13,000	13,150
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2027		125	125
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2028		215	215
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 10/1/2032		165	165
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2026		4,290	4,327
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2032		800	814
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2033		1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2034		1,800	1,834
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 7/1/2036		1,500	1,526
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 8/15/2038		9,000	9,070
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 7/1/2049		1,925	1,925
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 1/1/2031		195	195
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048		375	375
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049		2,480	2,478
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2050		3,800	3,695
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 7/1/2036[2]		1,750	1,758
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[2]		500	501
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, Assured Guaranty insured, 5.00% 7/1/2026		430	431
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, Assured Guaranty insured, 5.00% 7/1/2032		1,150	1,151
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035		3,576	3,594
Dept. of Transportation, Consolidated Transportation Bonds, Series 2021-A, 2.00% 10/1/2034		1,800	1,470
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2024		2,870	2,872
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2037		1,000	928
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2037		2,000	2,062
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 3.00% 7/1/2038		1,750	1,601
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A, 4.00% 7/1/2038		1,225	1,256
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 7/1/2045		9,500	9,514
Transportation Auth., Transportation Facs. Projects Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2040		850	970
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 4/1/2040		3,010	3,067
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 2.125% 6/1/2036		2,630	2,123
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2018, 4.00% 6/1/2038		3,900	3,961
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 6/1/2031		3,170	3,096
			263,726

Massachusetts 0.48%
Clean Water Trust, Revolving Fund Rev. Ref. Green Bonds, Series 2023-2B, 5.00% 2/1/2042		1,000	1,130
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 12/1/2042		1,200	1,137
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 12/1/2042		730	749

American Funds Tax-Exempt Income Funds	134

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Massachusetts (continued)
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[2]	USD	3,490	$3,639
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046[2]		3,000	3,100
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2036[2]		400	402
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2041		445	430
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 1/1/2051		200	179
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 1/1/2051[2]		520	466
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 4.21% 7/1/2049 (put 1/29/2026)[1,2]		1,885	1,885
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 7/1/2038 (put 1/30/2025)		6,000	6,053
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2030		2,000	2,044
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2031		1,925	1,967
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2029		500	511
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2030		600	612
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2031		500	509
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2033		805	818
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 7/1/2034		675	686
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2028		800	857
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2029		1,245	1,258
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2039		500	516
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 10/1/2049		4,900	4,958
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2025		730	730
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2026		575	575
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2029		500	523
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2030		1,000	1,027
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2031		1,300	1,356
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2033		1,590	1,655
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 7/1/2034		1,000	1,025
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2035		1,000	1,038
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2036		445	461
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2037		605	626
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 7/1/2038		340	350
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2033		4,000	4,240
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2034		4,000	4,239
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 1/1/2039		3,500	3,680
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034		1,520	1,330
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 12/1/2049		180	180
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.45% 12/1/2024		3,325	3,290
Housing Fin. Agcy., Housing Green Bonds, Series 2019-C-1, 2.65% 12/1/2034		1,950	1,685
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 6/1/2042		700	697
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044		140	140
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045		50	50
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046		230	229
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 12/1/2048		3,600	3,599
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 12/1/2048		2,250	2,248
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 12/1/2048		430	433
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 12/1/2049		4,575	4,527
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 12/1/2049		3,180	3,163
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050		245	253
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 12/1/2050		3,550	3,456
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Series 2021, 4.00% 5/1/2025		5,020	5,058
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 1/1/2034		14,500	16,527
State College Building Auth., Project Rev. Bonds, Series 1999-A, National insured, 0% 5/1/2026 (escrowed to maturity)		1,000	944
State College Building Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 5/1/2041 (preref. 5/1/2025)		5,000	5,080
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.00% 8/1/2040		500	571
Water Resources Auth., General Rev. Green Bonds, Series 2023-B, 5.25% 8/1/2048		2,500	2,804
Water Resources Auth., General Rev. Green Bonds, Series 2024-B, 5.00% 8/1/2049		475	526
			112,221

135	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan 3.00%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 4/15/2031	USD	4,000	$4,076
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 5.00% 10/15/2042		1,350	1,498
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2023-II, 4.00% 10/15/2047		3,500	3,415
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.00% 10/15/2047		5,000	5,388
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 4.00% 10/15/2052		2,500	2,402
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2022-I, 5.25% 10/15/2057		5,000	5,416
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.60%) 4.347% 7/1/2032[1]		81,660	79,793
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039		115	122
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040		205	201
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041		635	617
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042		250	241
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2045		1,500	1,596
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046		1,595	1,661
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050		5,305	5,485
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 4/1/2050		2,215	2,339
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 7/1/2029		8,655	9,158
Detroit School Dist., Unlimited Tax G.O. Bonds, Series 2020-A, 5.00% 5/1/2031		1,435	1,561
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 5/1/2025		295	300
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 5/1/2032		20,000	22,569
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2049		2,200	2,453
Fin. Auth., Act 38 Facs. Senior Rev. Green Bonds (The Henry Ford Health Detroit South Campus Central Utility Plant Project), Series 2024, 5.50% 2/28/2057		2,750	3,035
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 5.00% 11/1/2031		1,845	2,061
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2055		7,320	6,782
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 11/1/2055		2,000	1,863
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2036		2,500	2,654
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2037		1,000	1,055
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, BAM insured, 5.00% 11/1/2038		1,000	1,050
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 11/1/2043		3,500	3,634
Fin. Auth., Distributable State Aid Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 11/1/2055		2,000	1,863
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2034		1,300	1,359
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040		15,795	15,804
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 12/1/2046 (preref. 6/1/2027)		200	211
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 12/1/2036		1,200	1,218
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 12/1/2040 (preref. 12/1/2029)		145	153
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2025		2,000	2,026
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 11/1/2044		1,000	1,008
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2031		4,300	4,438
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2044		10,965	10,611
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047		33,235	31,297
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2050		11,225	10,469
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2029 (preref. 5/15/2025)		2,325	2,357
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2029 (preref. 5/15/2025)		675	684
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2031 (preref. 5/15/2025)		925	938
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2031 (preref. 5/15/2025)		575	583

American Funds Tax-Exempt Income Funds	136

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2033 (preref. 5/15/2025)	USD	1,500	$1,521
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2034 (preref. 5/15/2025)		1,500	1,521
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2045 (preref. 5/15/2025)		550	558
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 11/15/2045 (preref. 5/15/2025)		450	456
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2028		1,415	1,433
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032		1,355	1,372
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2033		2,565	2,598
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2034		4,900	4,962
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-D-1, 5.00% 7/1/2034		1,000	1,011
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035		3,000	3,038
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 4.00% 6/1/2036		1,000	1,015
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028		2,460	2,460
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039		590	579
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2030		1,000	1,041
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2032		1,200	1,249
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 11/1/2035		1,580	1,643
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 3.00% 7/1/2051		8,385	6,717
Great Lakes Water Auth., Sewage Disposal System Rev. Bonds, Series 2023-C, 5.25% 7/1/2048		1,375	1,537
Great Lakes Water Auth., Sewage Disposal System Rev. Bonds, Series 2023-C, 5.25% 7/1/2053		1,000	1,109
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2016-C, 5.00% 7/1/2030		2,000	2,059
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 7/1/2045		1,500	1,602
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045		4,090	4,388
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2022-B, 5.25% 7/1/2047		2,750	3,030
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2023-B, 5.25% 7/1/2048		3,750	4,192
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 7/1/2031		1,000	1,028
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 7/1/2034		5,760	5,947
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 7/1/2036		6,800	6,958
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046		26,885	27,331
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2027		5,000	5,132
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2031		4,000	4,080
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 11/15/2032		14,000	14,259
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2019-A-1, 3.25% 10/1/2044		1,000	833
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2020-A-1, 2.70% 10/1/2045		1,650	1,236
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.45% 10/1/2046		7,565	5,349
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056		15,725	10,386
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 12/1/2031		1,025	959
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 12/1/2034		3,000	2,815
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 6/1/2046		275	275
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		5,800	5,766

137	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	USD	2,170	$2,154
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048		6,870	6,865
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049		7,605	7,631
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 12/1/2049		9,820	9,862
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 6/1/2050		2,775	2,759
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050		4,425	4,376
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 6/1/2051		3,430	3,349
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		5,535	5,389
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053		8,060	8,348
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053		8,280	8,722
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 12/1/2053		7,225	7,724
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054		43,615	46,655
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		6,325	6,884
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032		1,215	1,240
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2038		2,500	2,705
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2048		5,800	6,096
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2021-B, 2.00% 7/1/2051 (put 7/1/2026)		5,500	5,283
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2038		1,250	1,437
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2039		270	309
City of Lansing, Board of Water and Light, Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2054		20,000	21,801
Mattawan Consolidated School Dist., G.O. School Building and Site Bonds, Series 2015-I, 5.00% 5/1/2039 (preref. 5/1/2025)		1,005	1,021
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.25% 8/15/2054		12,890	14,272
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2039		1,140	1,154
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2/15/2044		2,840	2,792
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 8/1/2029		22,000	18,940
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 9/1/2030		32,410	27,134
Trunk Line Fund Bonds, Series 2023, 5.50% 11/15/2049		5,000	5,681
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2032		1,500	1,604
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2033		1,000	1,069
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2034		2,000	2,136
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2035		4,000	4,265
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2036		3,500	3,726
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2037		5,585	5,937
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2038		3,000	3,180
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, Assured Guaranty Municipal insured, 5.25% 12/1/2039		2,285	2,633
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2040		12,800	12,957
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 12/1/2042		1,850	1,914
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-C, Assured Guaranty Municipal insured, 5.25% 12/1/2042		7,020	7,968
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 12/1/2043		4,210	4,410
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 12/1/2044		1,900	1,903

American Funds Tax-Exempt Income Funds	138

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 12/1/2045	USD	13,010	$13,124
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 12/1/2046		1,750	1,885
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2023-A, Assured Guaranty Municipal insured, 5.25% 12/1/2048		3,500	3,877
			704,060

Minnesota 0.58%
Becker Independent School Dist. No. 726, G.O. School Building Bonds, Series 2022-A, Capital Appreciation Bonds, 0% 2/1/2035		2,770	1,811
Becker Independent School Dist. No. 726, G.O. School Building Bonds, Series 2022-A, Capital Appreciation Bonds, 0% 2/1/2036		2,000	1,245
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 12/1/2042		1,859	1,494
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2/1/2045		404	339
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 10/1/2047		8,765	7,245
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047		3,389	2,785
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 3/1/2048		752	684
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 2.05% 1/1/2031		1,445	1,257
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 1/1/2038		45	45
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 2.625% 1/1/2040		1,000	827
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 7/1/2046		1,805	1,794
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047		295	295
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 7/1/2047		740	740
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048		1,180	1,179
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048		4,715	4,712
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 7/1/2049		2,545	2,559
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050		3,045	3,008
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051		7,300	7,125
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051		5,095	4,951
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052		5,530	5,365
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052		10,885	10,585
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052		5,380	5,233
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052		2,120	2,057
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-C, 3.50% 7/1/2052		445	439
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-B, 5.75% 7/1/2053		14,410	15,307
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2023-F, 5.75% 7/1/2053		260	277
City of Minneapolis, Health Care System Rev. Bonds (Allina Health System), Series 2023-B, 5.00% 11/15/2053 (put 11/15/2030)		2,000	2,155
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 11/15/2029 (preref. 11/15/2025)		745	762
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 5.00% 1/1/2052		28,000	30,138
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Bonds, Series 2024-A, 4.00% 1/1/2054		7,500	7,203
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 4.25% 1/1/2052		4,130	4,131
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-A, 5.00% 1/1/2052		8,500	9,020
			136,767

Mississippi 0.23%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044		4,405	2,764
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2031		1,590	1,624
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2032		1,690	1,724
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2033		1,275	1,300

139	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mississippi (continued)
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 3/1/2035	USD	1,150	$1,171
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2032		3,000	3,135
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2033		3,600	3,746
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2035		2,000	2,072
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 10/15/2037		4,000	4,131
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2029		2,500	2,532
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2032		7,500	7,575
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 10/15/2034		12,960	13,083
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 12/1/2043		165	165
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 12/1/2048		1,060	1,059
Home Corp., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.25% 12/1/2053		5,305	5,593
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052		680	703
Mississippi State University, Educational Building Corp., Rev. and Rev. Ref. Bonds (New Residence Hall and Facs. Refinancing), Series 2024-A, 4.00% 8/1/2049		2,000	1,957
			54,334

Missouri 1.26%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Health), Series 2021, 4.00% 3/1/2041		2,300	2,236
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2037		3,000	3,097
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2039		3,700	3,790
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 7/1/2040		2,300	2,338
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2023-C, 4.00% 1/1/2050 (put 1/1/2046)		1,000	965
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 5/15/2042		7,575	7,422
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2038		2,000	2,001
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048		9,000	8,788
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045		3,750	3,770
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2028		715	723
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2030		220	224
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2031		200	204
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2042		1,255	1,306
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048		18,200	16,280
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2/1/2048		2,000	2,038
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2029		1,000	1,020
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2030		415	423
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2035		1,000	1,016
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-A, 3.75% 5/1/2038		105	105
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 5/1/2040		2,940	2,938
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041		595	593
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-B-2, 4.00% 11/1/2045		1,050	1,049
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 5/1/2047		1,405	1,404

American Funds Tax-Exempt Income Funds	140

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 5/1/2047	USD	3,570	$3,585
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 9/1/2047		3,324	2,975
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 12/1/2047		2,972	2,736
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 5/1/2049		1,160	1,164
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-B, 4.25% 5/1/2049		2,920	2,931
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 5/1/2050		7,870	7,846
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 5/1/2050		2,175	2,174
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050		1,415	1,399
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050		2,645	2,613
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052		1,335	1,301
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052		6,505	6,337
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052		2,500	2,450
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-B, 5.50% 5/1/2053		26,085	27,895
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-A, 5.75% 5/1/2053		2,720	2,896
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053		14,720	16,178
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054		3,895	4,381
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055		13,240	14,364
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055		9,510	10,513
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055		21,740	24,109
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 11/1/2040		45	45
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-2, 4.325% 8/15/2047		1,315	1,321
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047		725	728
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027[2]		990	963
The Metropolitan St. Louis Sewer Dist., Wastewater System Rev. Bonds, Series 2015-B, 5.00% 5/1/2045		3,600	3,638
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2040		1,815	1,943
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049		1,000	1,036
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 7/1/2025		5,000	5,099
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026		3,740	3,865
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2028		5,080	5,539
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2029		1,000	1,053
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2029		4,000	4,450
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030		12,770	14,453

141	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2031	USD	2,155	$2,334
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2031		7,000	8,050
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2032		3,000	3,235
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2033		2,400	2,587
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 7/1/2034		1,750	1,885
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, 5.00% 7/1/2042		5,500	6,080
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, Assured Guaranty Municipal insured, 5.00% 7/1/2044		2,250	2,462
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2048		5,935	6,371
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2023-A, 5.00% 7/1/2052		6,425	6,855
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, Assured Guaranty Municipal insured, 5.25% 7/1/2054		3,945	4,360
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042		1,120	1,120
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053		3,300	3,271
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035		1,000	989
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045		1,050	972
			296,281

Montana 0.15%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032		12,000	11,994
City of Forsyth, Pollution Control Rev. Ref. Bonds (Northwestern Corp. Colstrip Project), Series 2023, 3.875% 7/1/2028		4,275	4,322
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 5/1/2033		1,000	844
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 12/1/2040		655	550
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 12/1/2043		1,090	1,090
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044		650	647
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045		1,200	1,204
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 6/1/2050		2,485	2,453
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 6/1/2051		4,605	4,491
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051		1,190	1,160
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052		2,285	2,224
Board of Housing, Single Family Mortgage Bonds, Series 2023-B, 6.00% 12/1/2053		2,105	2,275
Board of Housing, Single Family Mortgage Bonds, Series 2023-C, 6.25% 6/1/2054		310	339
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054		900	982
			34,575

Nebraska 0.55%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)		30,085	31,598
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 12/1/2049 (put 8/1/2025)		14,350	14,378
County of Douglas, Educational Facs. Rev. Bonds (Creighton University), Series 2021-B, (SIFMA Municipal Swap Index + 0.53%) 4.14% 7/1/2035 (put 9/1/2026)[1]		7,765	7,717
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 11/15/2050		1,000	960
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 11/1/2045		4,340	4,373
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2044		1,000	948
Educational, Health, Cultural, and Social Sciences Fin. Auth., Rev. Bonds (Immanuel Retirement Communities Obligated Group), Series 2019-A, 4.00% 1/1/2049		6,300	5,575
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044		45	45
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 9/1/2045		820	816
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045		190	190
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 9/1/2046		1,905	1,895
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046		2,880	2,860

American Funds Tax-Exempt Income Funds	142

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nebraska (continued)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	USD	6,780	$6,774
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048		6,185	6,180
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050		7,295	7,106
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		2,330	2,304
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2/1/2046		1,470	1,566
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 7/15/2062		35,000	33,571
			128,856

Nevada 0.94%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 6/15/2034		3,615	3,802
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2035		11,525	10,596
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 6/15/2036		11,870	10,787
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 4.00% 6/15/2039		1,950	1,977
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 4.00% 6/15/2040		725	732
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2033		9,655	10,445
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 7/1/2041		9,700	10,315
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 7/1/2040		5,320	5,521
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2034		8,725	9,771
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 7/1/2035		7,000	7,827
County of Clark, Highway Rev. Bonds (Indexed Fuel Tax and Motor Vehicle Fuel Tax), Series 2022, 5.00% 7/1/2026		1,815	1,884
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2026		1,000	1,037
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027		1,000	1,058
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 7/1/2032		1,000	1,083
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 7/1/2029		3,500	3,696
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2034		6,500	6,933
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2035		5,250	5,593
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 6/1/2036		7,350	7,814
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 5/1/2048		16,000	16,594
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 6/1/2031		5,000	4,367
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 10/1/2049		2,950	2,948
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 4/1/2051		3,195	3,111
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051		11,355	11,213
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2040		1,000	1,012
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045		1,225	1,235
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2025		300	303
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2027		330	339
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2030		405	419
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2031		250	260
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.00% 6/1/2033		470	488
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2023-A, 5.00% 7/1/2049		4,000	4,300
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.25% 7/1/2049		17,770	19,391
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 7/1/2043		6,250	6,519
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2023-A, 5.00% 6/1/2045		5,000	5,469
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2023-A, 5.00% 6/1/2049		18,025	19,507
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2033		2,500	2,580

143	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2041	USD	2,500	$2,562
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2021-C, 2.00% 6/1/2034		6,430	5,282
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2022-C, 4.00% 6/1/2037		1,250	1,296
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2028		1,000	1,055
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2031		1,000	1,059
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, 5.00% 6/1/2035		1,000	1,057
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2028		3,500	3,773
Washoe County School Dist., G.O. Limited Tax School Improvement Bonds, Series 2020-A, 4.00% 10/1/2045		2,000	1,948
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2030		1,000	1,053
			220,011

New Hampshire 1.40%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031		1,250	1,280
Health and Education Facs. Auth., Rev. Bonds (Kendal at Hanover Issue), Series 2016, 5.00% 10/1/2046		2,250	2,279
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2032		2,565	2,598
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 7/1/2033		3,740	3,787
Housing Fin. Auth., Multi Family Housing Rev. Bonds, Series 2021-3, 2.60% 7/1/2051		1,500	1,003
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-A, 6.00% 7/1/2053		1,145	1,226
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2055		1,980	2,134
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055		2,380	2,595
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055		1,200	1,320
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055		9,710	10,714
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2037		935	922
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2038		1,000	976
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2039		1,100	1,073
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2040		1,050	1,020
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 8/15/2041		1,000	953
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046		10,145	8,213
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051		3,390	2,705
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034		63,743	63,469
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036		55,066	55,504
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036		50,036	48,984
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038		27,906	26,829
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.505% 8/20/2039[1]		34,120	1,450
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039		23,956	22,436
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041		24,765	24,374
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051[1]		32,390	1,281
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[2]		5,000	4,731
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2049		2,710	2,840
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2054		2,500	2,604
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048		1,000	1,056
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 7/1/2051		6,855	6,608
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2029		200	197
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041		3,700	3,366

American Funds Tax-Exempt Income Funds	144

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Hampshire (continued)
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051	USD	3,000	$2,486
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[2]		8,365	8,579
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[2]		5,460	5,681
			327,273

New Jersey 1.71%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 3/1/2037		750	776
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2028		2,690	2,703
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), Capital Appreciation Bonds, Series 2007-B, Assured Guaranty insured, 0% 7/1/2026		2,085	1,941
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050		590	585
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2030		1,500	1,560
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2031		1,000	1,040
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037		3,250	3,363
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2042		6,000	6,153
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048		4,000	3,830
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2027		1,000	1,055
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2029		2,000	2,092
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.00% 6/15/2041 (preref. 12/15/2026)		600	631
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2037		2,000	2,309
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2038		1,135	1,306
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2039		2,000	2,292
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2033		1,500	1,578
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2034		3,540	3,725
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, BAM insured, 5.00% 7/1/2027		1,125	1,159
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2023-A, 5.00% 9/1/2042		1,100	1,211
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2023-A, 5.25% 9/1/2053		3,000	3,259
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2030		2,555	2,665
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 7/1/2031		2,740	2,856
Educational Facs. Auth., Rev. Green Bonds (Stevens Institute of Technology Issue), Series 2020-A, 5.00% 7/1/2045		3,500	3,621
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 7/1/2027		1,865	1,898
G.O. Bonds, Series 2021, 2.00% 6/1/2025		1,515	1,492
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2025		1,000	1,018
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2019-B-2, 5.00% 7/1/2042 (put 7/1/2025)		4,875	4,947
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2025 (escrowed to maturity)		1,000	1,015
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2026 (escrowed to maturity)		1,000	1,033
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 7/1/2027 (preref. 7/1/2026)		2,185	2,256

145	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 7/1/2034	USD	1,375	$1,516
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 7/1/2035		750	776
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2038		2,500	2,256
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 7/1/2039		2,000	1,781
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031		500	510
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035		500	508
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2035		1,000	1,021
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2036		1,000	1,018
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2037		1,000	1,017
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2038		1,250	1,267
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 7/1/2044		3,000	2,982
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2035		1,250	1,303
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2037		1,000	1,041
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2039		2,500	2,592
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2031		2,905	2,998
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 7/1/2033		7,000	7,211
Housing and Mortgage Fin. Agcy., Multi Family Housing Rev. Bonds (New Irvine Turner Apartments Project), Series 2024-C, 3.67% 2/1/2026		2,620	2,618
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048		15,255	15,402
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050		9,720	9,852
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051		10,440	10,317
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 10/1/2052		26,430	25,568
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2023-J, 5.50% 4/1/2053		52,890	56,451
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053		11,790	12,193
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055		1,780	1,941
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047		3,390	3,478
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, BAM insured, 5.25% 11/1/2052		4,000	4,346
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2030		1,010	1,013
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2039		4,750	4,758
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2025		3,330	3,372
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2029		1,575	1,659
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2030		5,000	5,267
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2033		5,000	5,254
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046		3,600	3,730
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 6/15/2030		3,500	3,599
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-AA, 5.00% 6/15/2026		1,000	1,036
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2037		1,000	1,059
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 6/15/2037		5,000	5,551
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2044		1,000	1,041
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045		5,000	4,913
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 6/15/2045		2,310	2,456
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 6/15/2046		2,795	2,727
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 6/15/2046		2,500	2,592
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050		3,010	2,361
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050		2,000	1,569
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.25% 6/15/2050		12,560	13,771
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2037		1,000	1,122
Transportation Trust Fund Auth., Transportation System Bonds, Series 2023-A, 5.00% 6/15/2038		3,500	3,924
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 12/15/2039		1,000	1,069

American Funds Tax-Exempt Income Funds	146

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2025	USD	26,585	$25,386
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2026		8,500	7,839
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2027		10,650	9,489
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 12/15/2030		8,620	6,853
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 12/15/2031		2,500	1,916
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 12/15/2034		9,880	6,842
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 12/15/2037		3,000	1,784
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 12/15/2038		4,000	2,310
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, 0% 12/15/2040		20,765	10,664
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028		835	858
Turnpike Auth., Turnpike Rev. Bonds, Series 2024-C, 5.00% 1/1/2043		8,000	8,874
Turnpike Auth., Turnpike Rev. Bonds, Series 2024-C, 5.00% 1/1/2044		7,110	7,859
			401,849

New Mexico 0.38%
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 4.45% 10/1/2033		500	501
Aspire Public Improvement Dist., Special Levy Rev. Bonds, Series 2024, 5.30% 10/1/2053		825	829
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 4/1/2033		4,500	3,669
Fin. Auth., Public Project Revolving Fund Rev. Bonds, Series 2024-A, 5.00% 6/15/2025		6,910	7,033
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 8/1/2044		1,860	1,939
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-B, 5.00% 8/1/2049 (put 8/1/2025)		5,335	5,415
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 9/1/2048		1,365	1,358
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 1/1/2049		3,685	3,683
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 1/1/2049		1,810	1,809
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049		995	994
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-D, Class I, 4.25% 7/1/2049		3,005	3,018
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 1/1/2050		3,260	3,241
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 1/1/2050		645	647
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 7/1/2050		8,735	8,633
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050		680	680
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 1/1/2051		3,630	3,587
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052		275	267
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053		2,010	2,110
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-B, Class I, 5.50% 3/1/2054		6,845	7,257
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-A, Class I, 5.75% 3/1/2054		3,865	4,142
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2023-C, Class I, 5.75% 3/1/2054		190	204
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 11/1/2039 (put 5/1/2025)		28,075	28,347
			89,363

New York 11.48%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064		550	555
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2031		1,055	1,102
Town of Brookhaven Local Dev. Corp., Rev. Ref. Bonds (Active Retirement Community, Inc.), Series 2016, 5.25% 11/1/2025		300	305
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2027		5,975	6,185

147	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2028	USD	8,085	$8,360
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2030		5,840	6,025
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2032		1,035	1,039
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2033		1,085	1,087
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2034		1,000	1,000
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042		70,655	71,877
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 3.00% 7/15/2043		4,260	3,318
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[2]		4,875	4,892
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2037		925	532
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2038		1,390	755
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039		2,300	1,190
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045		1,000	371
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2054		24,390	5,736
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, BAM insured, 0% 11/15/2054		1,965	496
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2055		6,000	1,341
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056		3,500	729
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 8/1/2043		660	655
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050		1,000	766
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 7/1/2033		3,000	3,018
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2031		1,255	1,295
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2032		2,250	2,320
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 5.00% 7/1/2041		1,000	1,074
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047		1,025	977
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2050		2,950	2,961
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2031		1,000	1,081
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2036		1,500	1,612
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 7/1/2038		2,000	2,139
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2038		1,070	1,076
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2043		1,200	1,183
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049		2,625	2,540
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 10/1/2036		1,740	1,945
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2/15/2032		1,500	1,560
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 3/15/2034		4,390	4,431
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2035		8,500	8,900
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037		1,685	1,814
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2039		1,775	1,801
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 3/15/2039		5,000	5,078
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 3/15/2040		1,000	1,056
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2040		6,135	6,525
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041		43,585	37,487
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2041		2,000	2,120
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041		5,000	5,522
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2041		4,000	4,510
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2042		16,375	13,978
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2042		1,170	1,173
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2042		2,350	2,356
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042		6,860	7,388

American Funds Tax-Exempt Income Funds	148

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043	USD	19,995	$19,968
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2043 (preref. 9/15/2030)		5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2043		4,800	5,157
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044		9,995	10,721
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 3/15/2044 (preref. 3/15/2029)		5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.00% 3/15/2044		6,605	7,342
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045		5,000	4,933
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2047		30,640	29,992
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2047		11,000	10,763
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2047		14,500	15,197
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2048		5,000	4,871
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 3/15/2048		20,000	19,524
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049		13,670	13,335
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2049 (preref. 2/15/2030)		5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 4.00% 3/15/2049		12,280	11,965
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049		12,865	14,334
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052		17,445	19,369
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 4.00% 3/15/2054		5,305	5,115
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 3/15/2033		4,000	4,168
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2034		6,500	6,883
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2040		1,035	1,085
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2045		1,480	1,542
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2023-A-1, 4.00% 3/15/2049		28,550	27,903
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2041		2,250	2,571
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2046		5,000	5,581
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2024-A, 5.00% 6/15/2049		6,000	6,629
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052		690	719
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 5/15/2039		6,258	4,934
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042		1,250	1,153
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-J, 0.75% 5/1/2025		2,550	2,485
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025		3,920	3,759
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 11/1/2025		1,185	1,136
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 5/1/2026		1,000	939
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 5/1/2030		1,135	968
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 11/1/2034		2,260	1,971
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 11/1/2035		1,060	837
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 11/1/2035		2,100	1,682
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, 2.10% 11/1/2035		5,900	4,726
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 11/1/2037		1,000	1,000
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-1, 2.55% 11/1/2046		4,085	2,954
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-1, 2.65% 11/1/2051		4,965	3,393
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-H, 3.25% 11/1/2052		1,105	893
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 11/1/2056 (put 11/1/2025)		2,905	2,800
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-1, 2.875% 11/1/2056		4,000	2,725
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.00% 11/1/2061 (put 11/1/2026)		5,500	5,139
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 11/1/2061 (put 11/1/2026)		2,310	2,158
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-B-1, 3.45% 11/1/2063 (put 11/1/2029)		7,500	7,502
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2024-C-2, 3.60% 11/1/2063 (put 5/1/2029)		20,000	20,053
Hudson Yards Infrastructure Corp., Rev. Green Bonds, Series 2022-A, 2.75% 2/15/2047		3,360	2,400
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2/15/2042		5,000	4,193
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 11/15/2032		5,680	4,821

149	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 11/15/2033	USD	10,390	$8,762
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046		10,000	7,451
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051		10,865	8,176
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM insured, 3.00% 11/15/2051		5,000	3,786
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021, 1.00% 9/1/2025		22,320	21,540
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, Assured Guaranty insured, 5.25% 9/1/2029		4,000	4,399
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 9/1/2032		6,000	6,223
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 9/1/2034		1,500	1,502
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2034		2,500	2,678
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2035		1,200	1,336
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2036		1,500	1,664
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2037		2,000	2,126
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2037		1,000	1,107
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 9/1/2038		1,000	1,061
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 9/1/2038		1,450	1,603
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 9/1/2039		3,995	3,999
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 11/15/2036		5,000	5,171
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2045		500	570
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.00% 11/15/2049		15,000	16,413
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2024-A, 5.25% 11/15/2054		11,250	12,456
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051		7,500	7,500
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 11/15/2024		410	412
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2035		1,625	1,638
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 11/15/2035		6,000	6,080
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2036		2,830	2,850
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2040		1,000	1,006
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2041		2,000	2,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 11/15/2042		13,360	13,253
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2042		17,500	17,405
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043		4,445	4,389
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 11/15/2043		4,320	4,323
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 11/15/2045		22,845	22,963
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		8,450	9,126
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.00% 11/15/2027		1,065	1,097
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2032		1,500	1,577
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2040		6,000	6,013
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043		1,500	1,597
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, Assured Guaranty Municipal insured, 4.00% 11/15/2045		2,000	1,971
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 11/15/2045		1,185	1,159
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2045		2,150	2,103
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045		1,500	1,591
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046		20,975	20,410
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2047		10,500	10,189
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048		2,225	2,148
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049		20,555	19,793
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 11/15/2050		7,525	7,213
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050		7,500	7,844
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052		3,930	4,077
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM insured, 4.00% 11/15/2053		12,320	11,866
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.25% 11/15/2056		2,500	2,552
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 11/15/2027		2,930	2,988
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 11/15/2027		2,230	2,274
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2030		2,720	2,809
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2020-E, 5.00% 11/15/2030		5,000	5,509
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2033		2,225	2,357

American Funds Tax-Exempt Income Funds	150

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 11/15/2035	USD	2,885	$3,052
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2036		1,010	1,013
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 11/15/2046		5,100	4,953
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2025		2,900	2,968
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026		1,000	1,041
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2029		2,805	2,984
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2029		4,750	5,171
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2030		1,000	1,052
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2030		1,000	1,061
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2031		1,000	1,061
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032		1,725	1,891
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2033		1,000	1,059
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034		2,500	2,531
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2034		2,335	2,472
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2035		5,000	5,054
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2036		3,000	3,021
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2038		1,000	1,008
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045		5,100	4,988
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 11/15/2045		10,250	10,716
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2027		1,500	1,337
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2029		3,490	2,889
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 11/15/2032		500	367
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 4/1/2040		500	500
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		1,055	1,049
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045		9,410	9,173
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		1,180	1,176
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		1,155	1,154
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047		3,225	3,223
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		2,270	2,277
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048		7,685	7,682
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 4/1/2049		1,130	1,121
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 10/1/2050		5,860	5,763
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051		1,000	977
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		9,570	9,451
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 7/1/2042		2,000	2,102
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2042		1,200	1,346
New York City G.O. Bonds, Series 2015-A, 5.00% 8/1/2024		2,750	2,750
New York City G.O. Bonds, Series 2016-A, 5.00% 8/1/2026		4,500	4,581
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2028		1,000	1,008
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2029		4,800	5,104
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2030		4,000	4,031
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2030		815	839
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2030		8,075	8,558
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2031		3,620	3,835
New York City G.O. Bonds, Series 2018-E-1, 5.00% 3/1/2032		2,575	2,728
New York City G.O. Bonds, Series 2006-I-A, 5.00% 4/1/2032		2,000	2,231
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2032		3,500	3,527
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2032		1,500	1,551
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2033		1,000	1,008
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2033		1,130	1,229
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2034		1,000	1,033
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2035		4,510	5,021
New York City G.O. Bonds, Series 2022-B-1, 5.00% 8/1/2035		825	930
New York City G.O. Bonds, Series 2018-B-1, 5.00% 10/1/2035		2,950	3,094
New York City G.O. Bonds, Series 2020-C-1, 5.00% 8/1/2036		4,000	4,385
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2036		965	1,098
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2036		8,750	9,475
New York City G.O. Bonds, Series 2018-E-1, 5.00% 3/1/2037		6,345	6,687
New York City G.O. Bonds, Series 2018-F-1, 5.00% 4/1/2037		2,000	2,110

151	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2037	USD	2,000	$2,054
New York City G.O. Bonds, Series 2019-D-1, 5.00% 12/1/2037		5,000	5,315
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2038		7,500	8,169
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2038		7,500	8,084
New York City G.O. Bonds, Series 2017-B-1, 5.00% 12/1/2038		1,500	1,546
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2039		3,515	3,819
New York City G.O. Bonds, Series 2022-D-1, 5.25% 5/1/2039		1,800	2,046
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2039		6,810	7,322
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2040		7,000	7,587
New York City G.O. Bonds, Series 2020-B-1, 4.00% 10/1/2040		2,500	2,493
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2040		3,000	3,406
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2041		8,000	8,007
New York City G.O. Bonds, Series 2020-A-1, 5.00% 8/1/2041		12,400	13,222
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2042		2,500	2,494
New York City G.O. Bonds, Series 2021-A-1, 4.00% 8/1/2042		2,000	1,995
New York City G.O. Bonds, Series 2020-B-1, 5.00% 10/1/2042		6,000	6,393
New York City G.O. Bonds, Series 2020-D-1, 5.00% 3/1/2043		2,000	2,145
New York City G.O. Bonds, Series 2021-F-1, 5.00% 3/1/2043		4,430	4,801
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2043		6,500	7,254
New York City G.O. Bonds, Series 2022-D-1, 5.25% 5/1/2043		1,195	1,331
New York City G.O. Bonds, Series 2020-A-1, 5.00% 8/1/2043		10,000	10,607
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2043		1,500	1,678
New York City G.O. Bonds, Series 2017-B-1, 4.00% 12/1/2043		1,835	1,823
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2044		5,000	4,942
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2044		2,500	2,778
New York City G.O. Bonds, Series 2015-F-4, 5.00% 6/1/2044 (put 12/1/2025)		4,035	4,087
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2045		2,000	2,213
New York City G.O. Bonds, Series 2024-A, 5.00% 8/1/2046		1,025	1,124
New York City G.O. Bonds, Series 2021-F-1, 4.00% 3/1/2047		1,755	1,720
New York City G.O. Bonds, Series 2024-C, 5.25% 3/1/2047		15,000	16,763
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2047		13,725	14,741
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2047		10,830	11,942
New York City G.O. Bonds, Series 2024-C, 5.25% 3/1/2048		13,665	15,218
New York City G.O. Bonds, Series 2024-D, 5.50% 4/1/2048		10,000	11,380
New York City G.O. Bonds, Series 2024-D, 5.50% 4/1/2049		5,000	5,673
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050		21,870	21,334
New York City G.O. Bonds, Series 2021-F-1, 5.00% 3/1/2050		1,880	2,004
New York City G.O. Bonds, Series 2024-A, 5.00% 8/1/2051		2,480	2,690
New York City G.O. Bonds, Series 2024-D, 5.25% 4/1/2054		7,000	7,757
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 3.00% 2/15/2026		1,000	999
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.70% 8/1/2045		5,000	3,735
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050		11,500	8,275
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-C, 2.75% 2/1/2051		2,000	1,403
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2022-A, 3.25% 8/1/2051		5,050	4,113
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		5,260	5,239
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.50% 11/1/2051		5,000	3,304
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		3,485	3,375
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035		5,950	4,766
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 11/1/2042		8,000	7,067
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 11/1/2042		2,000	1,921
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)		5,615	5,464
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-G, 1.85% 11/1/2032		1,210	967
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.10% 11/1/2036		6,000	4,705

American Funds Tax-Exempt Income Funds	152

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041	USD	7,100	$5,162
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-D-1-A, 2.30% 11/1/2045		2,665	1,808
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-H, 2.55% 11/1/2045		2,320	1,703
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-C-1, 2.40% 11/1/2046		4,050	2,828
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046		2,405	1,679
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.50% 11/1/2051		5,000	3,304
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2020-A-1-C, 3.00% 11/1/2055		3,000	2,204
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)		6,595	6,401
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.55% 11/1/2045		5,000	3,658
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Neighborhood Bonds), Series 2019-G-1-B, 3.05% 5/1/2050		5,920	4,610
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), Capital Appreciation Bonds, Series 2009-A, Assured Guaranty insured, 0% 3/1/2032		3,365	2,514
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		1,000	1,092
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031		1,000	1,107
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 1/1/2032		500	517
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2033		500	475
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2034		3,150	2,969
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2037		4,940	4,482
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 2.00% 1/1/2038		1,250	946
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2040		6,360	5,464
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046		9,380	7,529
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039		5,500	4,798
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040		2,000	1,713
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045		9,800	9,616
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045		2,000	1,942
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049		9,315	7,195
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 6/15/2033		4,560	4,777
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 5.00% 6/15/2044		4,240	4,624
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-EE, 5.00% 6/15/2045		16,500	18,017
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2046		1,000	995
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.00% 6/15/2046		2,500	2,769
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2047		11,235	11,157

153	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 5.00% 6/15/2047	USD	5,000	$5,469
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-CC-1, 5.00% 6/15/2048		8,000	8,236
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-DD-1, 5.00% 6/15/2048		1,500	1,552
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-3, 5.25% 6/15/2048		7,500	8,362
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2019-DD-1, 5.00% 6/15/2049		3,500	3,667
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 6/15/2050		9,050	8,758
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050		9,735	9,421
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2050		3,930	3,815
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 4.00% 6/15/2050		1,000	971
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051		3,000	2,906
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 4.00% 6/15/2051		3,500	3,391
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.00% 6/15/2053		7,310	7,926
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053		7,715	8,535
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-BB-1, 5.25% 6/15/2054		5,295	5,853
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054		12,885	14,303
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2016-S-1, 5.00% 7/15/2029		5,000	5,136
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2034		4,000	4,280
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 7/15/2035		3,295	3,438
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2035		3,000	3,130
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2035		5,000	5,345
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 7/15/2037		5,135	5,244
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2037		10,000	10,654
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 7/15/2037		19,250	20,509
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 7/15/2038		4,000	4,249
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 7/15/2040		2,000	2,037
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 7/15/2043		10,000	10,453
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 11/1/2027		2,500	2,534
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2/1/2031		5,000	5,041
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 11/1/2031		3,750	3,926
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 8/1/2033		10,000	10,500
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2034		5,000	5,223
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2034		8,000	8,126
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2034		2,500	2,775
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-A-1, 5.00% 5/1/2035		1,000	1,026
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2035		5,000	5,221
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-2, 5.00% 8/1/2035		10,000	10,484
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2035		6,000	6,390
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2035		5,170	5,344
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2036		1,200	1,235
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2036		4,000	4,059
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2036		2,000	2,207
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2036		4,000	4,611
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2/1/2037		2,000	2,213
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2037		1,000	1,025
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-B-1, 4.00% 8/1/2037		2,800	2,810
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 8/1/2037		2,000	2,028
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 11/1/2037		11,000	9,975
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2037		5,000	5,507

American Funds Tax-Exempt Income Funds	154

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2037	USD	4,285	$4,928
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-B-1, 5.00% 8/1/2038		2,000	2,054
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2038		4,750	5,031
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2038		15,455	17,767
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 11/1/2039		3,500	3,089
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2039		2,455	2,480
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2039		3,500	3,541
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2040		4,000	4,026
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-2, 5.00% 5/1/2040		26,900	28,715
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2040		1,000	1,006
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2041		8,815	8,839
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2041		1,000	1,003
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 5/1/2041		4,000	4,347
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2041		2,500	2,820
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2/1/2042		3,000	2,996
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2042		5,000	4,993
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 5/1/2042		1,510	1,508
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 4.00% 8/1/2042		1,350	1,342
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 8/1/2042		5,000	4,995
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2042		1,500	1,573
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 5/1/2043		2,900	2,872
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-B, 5.00% 5/1/2043		6,535	7,271
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2043		10,000	9,901
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2043		7,000	6,930
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-A-1, 5.00% 5/1/2044		5,500	6,066
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.00% 5/1/2044		4,885	5,436
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-B, 5.50% 5/1/2044		5,000	5,768
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 5/1/2045		10,135	10,010
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2045		3,250	3,210
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-A-1, 4.00% 5/1/2045		2,250	2,225
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 8/1/2045		3,035	3,140
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-B, 5.00% 5/1/2046		2,150	2,363
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2046		10,500	10,343
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 5.00% 2/1/2047		8,695	9,386
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 5.00% 2/1/2047		6,520	7,038
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 5/1/2047		3,660	3,598
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 11/1/2047		1,000	983
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 3.00% 5/1/2048		6,000	4,758
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-B, 5.00% 5/1/2048		10,000	10,918
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-C, 5.25% 5/1/2048		2,155	2,403
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.25% 5/1/2048		22,700	25,434
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.25% 5/1/2049		19,500	21,801
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-B, 5.25% 5/1/2050		11,580	12,882
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2/1/2051		9,615	9,383
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-F-1, 4.00% 2/1/2051		2,800	2,732
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-F-1, 4.00% 2/1/2051		47,070	46,006
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.25% 5/1/2051		20,785	23,192
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-F-1, 5.25% 2/1/2053		28,790	31,981
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-B, 4.375% 5/1/2053		10,000	10,122
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2034		1,000	1,037
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043[2]		2,160	2,374
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 12/1/2049		5,000	4,873
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2037		2,000	2,047
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038		4,000	4,008
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2039		3,360	3,365
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055		5,670	5,496
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2060		5,450	5,222
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/15/2035		1,750	1,995
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2036		1,105	1,166

155	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2037	USD	1,000	$1,050
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2038		2,000	2,087
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2039		4,000	4,159
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2052		3,000	2,949
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2061		31,865	30,689
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2024		250	249
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 12/1/2025		275	273
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2029		160	167
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2029		1,000	1,033
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2034		165	172
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 12/1/2040		175	178
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040		1,050	1,068
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 12/1/2025		175	172
Thruway Auth., General Rev. Bonds, Series 2020-N, 5.00% 1/1/2034		3,555	3,932
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047		7,500	7,277
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2032		5,000	5,103
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2037		7,000	7,110
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2038		11,260	11,404
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039		4,000	4,027
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2041		3,500	3,556
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045		4,000	3,919
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 3.00% 1/1/2046		900	723
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2046		8,500	8,613
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 1/1/2051		1,600	1,620
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 1/1/2056		3,250	3,305
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 1/1/2030		1,700	1,815
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2041		9,225	9,230
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 3/15/2048		4,200	3,305
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050		2,125	2,064
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051		15,000	14,539
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2054		10,000	9,625
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056		20,000	19,180
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2029		530	531
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034		500	501
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2031		1,200	1,314
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2032		2,500	2,736
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2034		1,260	1,375
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2036		5,700	6,183
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038		2,125	2,291
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2039		1,800	1,807
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040		500	499

American Funds Tax-Exempt Income Funds	156

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2041	USD	5,830	$5,778
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2033		2,395	2,510
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2034		960	1,006
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 11/15/2035		1,000	1,047
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2049		18,000	19,114
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2051		9,770	10,402
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2022-A, 4.00% 11/15/2052		15,000	14,622
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054		6,205	6,562
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 11/15/2056		7,240	7,677
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 11/15/2033		3,000	3,144
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2045		1,250	1,384
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 5/15/2046		2,000	2,205
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054		19,200	21,231
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2040		5,000	5,773
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2023-C, 5.25% 11/15/2042		6,600	7,538
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.00% 11/15/2043 (put 11/15/2025)		5,070	5,193
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), Capital Appreciation Bonds, Series 2013-A, 0% 11/15/2032		3,095	2,238
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059		7,425	8,185
City of Troy Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 8/1/2027		800	818
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2033		1,250	1,361
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2034		1,750	1,905
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2035		1,250	1,358
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 4.00% 9/1/2040		1,750	1,722
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2028 (preref. 3/15/2026)		750	777
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2029		1,000	1,028
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2031		2,250	2,310
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2031		5,000	5,253
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 3/15/2034		7,500	7,875
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2035		1,990	2,041
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 3/15/2036		4,500	4,714
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2037		1,000	1,062
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039		1,000	1,056
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040		3,545	3,120
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2041		20,415	20,488
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2042		3,100	3,360
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2044		12,000	12,533
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2044		5,000	5,382
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2045		2,500	2,453
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047		11,135	8,978

157	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2048	USD	1,445	$1,155
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049		10,915	10,635
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2050		3,000	2,364
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2057		6,360	6,889
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 3/15/2039		1,500	1,621
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040		12,500	10,936
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2034		1,000	1,032
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 12/15/2035		750	774
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2038		5,000	5,276
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2040		5,000	5,792
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041		16,000	16,781
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041		3,380	3,897
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 12/15/2043		2,000	2,275
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053		2,500	2,761
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2027		210	216
			2,690,610

North Carolina 1.02%
City of Asheville, Housing Auth., Multi Family Housing Rev. Bonds (Vanderbilt Apartments), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)		2,435	2,483
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2021-A, 3.00% 7/1/2046		2,635	2,137
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, 4.00% 7/1/2047		10,050	10,010
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2049		12,950	14,473
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2054		5,805	6,428
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 7/1/2039		3,250	2,952
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 1/1/2025 (escrowed to maturity)		4,725	4,779
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 1/1/2026 (escrowed to maturity)		2,500	2,598
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 1/1/2026 (escrowed to maturity)		1,990	2,068
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 2.00% 6/1/2033		2,500	2,095
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 3/1/2030		3,000	3,026
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 3/1/2035		8,910	9,276
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2038		1,635	1,660
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 1/15/2039		1,390	1,407
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 1/15/2043		1,565	1,567
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 7/1/2040		2,045	1,751
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047		4,780	4,797
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 1/1/2050		2,040	2,039
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051		14,605	14,224
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 50, 5.50% 1/1/2054		6,125	6,541
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 51, 5.75% 1/1/2054		12,780	13,645
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 52-A, 6.25% 1/1/2055		3,070	3,352
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 49, 6.00% 7/1/2053		1,090	1,165
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055		5,000	5,489
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055		2,015	2,256
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047		2,310	2,309
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 7/1/2048		8,015	8,009
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050		2,195	2,194
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050		1,430	1,430
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 7/1/2051		13,720	13,361
City of Lexington, Housing Auth., Multi Family Housing Rev. Bonds (The Club Apartments Project), Series 2023-A, 5.00% 8/1/2025		6,835	6,835
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2035		725	729
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2040		1,800	1,744
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2040		1,510	1,586
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2045		3,000	2,777

American Funds Tax-Exempt Income Funds	158

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Carolina (continued)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 10/1/2050	USD	3,525	$3,146
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2050		6,605	6,774
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2038		1,000	1,034
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 1/1/2049		7,665	7,778
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 10/1/2031		1,400	1,430
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 3.00% 10/1/2036		550	496
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 4.00% 2/1/2036		1,475	1,507
Medical Care Commission, Retirement Facs. Entrance Fee Rev. Bonds (Friends Homes), Series 2020-B-2, 2.30% 9/1/2025		1,250	1,226
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041		1,120	1,021
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047		4,250	3,859
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2038		1,000	1,021
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2044		5,000	5,039
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049		5,300	5,292
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-2, 3.75% 10/1/2028		155	155
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (The United Methodist Retirement Homes Project), Series 2024-B-1, 4.25% 10/1/2028		350	352
City of Raleigh, Housing Auth., Multi Family Housing Rev. Bonds (Toulon Place), Series 2023, 5.00% 12/1/2026 (put 12/1/2025)		8,300	8,475
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2040		8,815	4,650
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2041		10,850	5,438
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2042		4,650	2,213
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 1/1/2043		3,650	1,646
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, Assured Guaranty Municipal insured, 4.00% 1/1/2055		9,820	9,377
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2024-A, 5.00% 1/1/2058		2,880	3,072
County of Union, Enterprise Systems Rev. Bonds, Series 2021, 3.00% 6/1/2037		1,545	1,419
			239,612

North Dakota 0.27%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2024-A, 3.45% 4/1/2027		12,855	12,936
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2051		2,675	2,045
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 1/1/2036		290	261
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046		1,370	1,360
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038		45	45
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 7/1/2046		320	320
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 7/1/2047		1,200	1,200
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048		955	955
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048		2,150	2,148
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049		3,390	3,387
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049		1,110	1,114
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 1/1/2050		7,545	7,550
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050		3,195	3,177
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051		7,060	6,894

159	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Dakota (continued)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	USD	3,275	$3,193
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052		545	527
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-F, 5.00% 1/1/2053		3,645	3,761
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-A, 5.75% 7/1/2053		3,135	3,332
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054		2,685	2,867
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054		1,130	1,230
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055		4,125	4,621
			62,923

Ohio 1.56%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)		1,000	991
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)		1,115	1,065
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026		5,190	5,055
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026		5,950	5,795
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-D, 1.90% 5/1/2026 (put 10/1/2024)		9,000	8,953
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029		11,495	11,117
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 11/15/2041		2,980	3,038
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 11/15/2036		1,000	973
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040		4,800	4,751
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2036		3,420	3,662
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048		6,000	5,597
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045		2,000	2,002
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2037		210	211
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2038		220	219
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2039		225	222
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2040		235	229
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. and Improvement Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2041		250	242
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2046		500	464
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 5/15/2051		1,000	899
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2036		1,545	1,713
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 4/1/2040		1,110	1,207
City of Centerville, Health Care Improvement and Rev. Ref. Bonds (Graceworks Lutheran Services), Series 2017, 5.00% 11/1/2025		1,000	1,004
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027		3,230	3,249
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2028		1,525	1,534
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2030		2,000	2,011
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 1/1/2031		1,000	1,005
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 1/1/2048		5,000	5,179
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.25% 2/15/2047		6,000	6,110
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2/15/2052		3,935	4,022
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040		1,120	991

American Funds Tax-Exempt Income Funds	160

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
County of Franklin, Hospital Facs. Rev. Ref. Bonds (Nationwide Children’s Hospital), Series 2016-C, 4.00% 11/1/2040	USD	4,310	$4,313
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 12/1/2039		435	436
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031		1,345	1,358
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051		14,325	13,717
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050		18,670	18,690
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinnati, Sewer System Rev. Ref. Bonds, Series 2024-A, 5.00% 12/1/2049		3,375	3,707
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, Capital Appreciation Bonds, Series 2000-B, AMBAC insured, 0% 12/1/2027		6,180	5,510
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2025		170	171
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2034		490	498
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2035		505	511
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2036		400	402
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 7/1/2039		900	889
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046		1,260	1,164
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2037		840	907
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2040		2,460	2,620
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047		2,000	2,090
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052		1,345	1,401
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 10/1/2052		6,000	5,509
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2030		1,090	1,154
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2032		1,000	1,058
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2034		1,040	1,099
Higher Educational Facs. Commission, Higher Educational Facs. Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 12/1/2036		1,000	1,055
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2032		1,095	1,187
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045		4,490	4,713
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[2]		3,330	3,316
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[2]		2,000	1,972
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[2]		13,825	12,725
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2032		4,000	4,074
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2035		1,990	2,025
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 1/15/2046		8,300	8,372
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 1/1/2031		1,700	1,805
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2032		1,575	1,787
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 3.25% 1/1/2035		3,750	3,525
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Robert Cassidy Manor Project), Series 2023, 5.00% 4/1/2026 (put 4/1/2025)		2,045	2,060
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035		1,000	853
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.20% 9/1/2036		1,030	921
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046		385	382
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047		3,675	3,674
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 3/1/2047		2,765	2,778
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048		5,280	5,278

161	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	USD	4,565	$4,601
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 3/1/2050		1,970	1,937
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 3/1/2050		4,695	4,733
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050		5,275	5,247
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052		16,325	15,937
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 9/1/2052		12,575	12,335
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-A, 5.50% 3/1/2053		16,375	17,285
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055		13,065	14,324
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055		11,010	12,097
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055		3,385	3,743
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2036		1,450	1,473
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2038		2,100	2,117
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2039		1,000	1,006
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2041		3,000	2,988
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2046		10,000	9,684
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051		1,250	1,211
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 12/1/2033		1,000	1,049
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 8/1/2049 (put 2/1/2025)		3,000	3,019
County of Ross, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group), Series 2019, 5.00% 12/1/2039		4,000	4,175
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2031		1,430	1,520
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2/15/2032		6,690	7,107
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2/15/2038		410	416
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2041		2,665	1,316
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2042		3,500	1,640
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2/15/2043		2,340	1,039
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2039		3,575	4,061
County of Van Wert, Hospital Facs. Rev. Ref. and Improvement Bonds (Van Wert Health Obligated Group), Series 2020, 6.125% 12/1/2049 (preref. 12/1/2029)		8,000	8,977
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2033		375	375
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 7/1/2034		505	506
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 7/1/2040		1,930	1,962
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 4.00% 7/1/2045		725	675
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2040		1,250	1,364
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 12/1/2050		2,500	2,662
			365,797

Oklahoma 0.24%
Capitol Improvement Auth., State Facs. Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025		4,000	4,075
Capitol Improvement Auth., State Facs. Rev. Ref. Bonds, Series 2024-B, 5.00% 7/1/2025		2,280	2,321
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2036		2,000	2,090

American Funds Tax-Exempt Income Funds	162

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oklahoma (continued)
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 6/1/2039	USD	3,530	$3,657
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 6/1/2031		5,500	5,712
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 9/1/2049		2,870	2,868
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 9/1/2050		1,675	1,646
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054		1,420	1,557
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054		2,310	2,545
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-D, 6.50% 9/1/2054		800	900
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055		13,000	14,552
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2031		1,300	1,326
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2034		1,000	1,018
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2047		3,070	3,112
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 1/1/2047		3,745	3,842
Turnpike Auth., Turnpike System Rev. Bonds, Series 2023, 5.50% 1/1/2053		4,000	4,421
			55,642

Oregon 0.51%
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-A, 5.00% 4/1/2025		1,785	1,808
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-C, 5.00% 4/1/2025		5,000	5,066
Dept. of Administrative Services, State Lottery Rev. Ref. Bonds, Series 2024-D, 5.00% 4/1/2025		11,450	11,601
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 4/1/2040		2,480	2,393
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 4/1/2045		3,305	3,322
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2029		300	314
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2030		300	317
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2035		275	290
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040		1,750	1,820
G.O. Bonds, Series 2017-C, 5.00% 6/1/2033		2,500	2,628
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2036		500	577
G.O. Bonds (Article XI-Q State Projects), Series 2023-A, 5.00% 5/1/2037		460	530
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 12/1/2045		1,250	1,249
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047		2,060	2,045
G.O. Bonds (Veteran’s Welfare Bonds Series 104), Series 2019-R, 3.50% 12/1/2049		2,110	2,087
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051		2,550	2,462
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052		540	559
G.O. Bonds (Veteran’s Welfare Bonds Series 111), Series 2023-E, 5.50% 12/1/2053		1,460	1,559
Health and Science University, Rev. Bonds, Series 2016-B, 3.375% 7/1/2039		2,275	2,080
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049		2,565	2,003
Health and Science University, Rev. Green Bonds, Series 2021-A, 3.00% 7/1/2051		22,205	16,845
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047		1,125	1,124
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047		1,170	1,170
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 7/1/2048		3,310	3,287
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 1/1/2049		1,395	1,401
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 7/1/2049		845	849
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 1/1/2050		1,850	1,869
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 7/1/2052		16,405	15,974
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2023-A, 5.50% 7/1/2053		8,850	9,457
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-B, 1.20% 6/1/2028		290	263

163	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oregon (continued)
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045	USD	2,000	$2,000
City of Portland, Water System Rev. Bonds, Series 2019-A, 4.00% 5/1/2039		1,445	1,470
Port of Portland, Portland International Airport Rev. Bonds, Series 23, 5.00% 7/1/2027		1,675	1,700
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2037		1,000	1,096
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 7/1/2040		1,000	1,083
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 5.00% 5/15/2027		125	127
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047		3,950	3,307
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057		4,000	3,143
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2025		230	231
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2026		225	227
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2027		125	126
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2053		1,500	1,442
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2029		2,435	2,582
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 10/1/2030		2,075	2,196
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. Bonds, Series 2021-A, 3.00% 9/1/2036		1,000	923
			118,602

Pennsylvania 3.92%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 4.00% 1/1/2046		6,580	6,560
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2021-B, 5.00% 1/1/2051		1,000	1,053
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2032		4,350	4,550
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2033		3,500	3,662
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 4.00% 4/1/2037		3,120	3,059
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 4/1/2047		2,500	2,553
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 4.654% 2/1/2037[1]		5,660	5,381
County of Allegheny, Hospital Dev. Auth., Rev. Bonds, (University of Pittsburgh Medical Center Issue), Series 2019-A, 4.00% 7/15/2038		1,930	1,920
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2037		8,560	8,581
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 7/15/2039		2,105	2,073
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 6/1/2033		250	258
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028		2,565	2,696
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2029		2,995	3,142
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[2]		1,610	1,614
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042[2]		250	257
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042		1,250	1,296
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035		2,000	1,280
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047		1,000	640
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047		9,385	6,006
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050		1,000	640
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2037		750	761
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2047		600	600
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2047		100	100
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.934% 7/1/2031 (put 11/1/2025)[1]		995	990
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054		1,730	1,540

American Funds Tax-Exempt Income Funds	164

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2025	USD	315	$319
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2026		120	123
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027		1,700	1,725
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2031		400	413
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2019-A, 5.00% 1/1/2039		575	586
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2031		2,050	2,152
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2032		55	58
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 7/1/2036		1,000	1,048
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2031 (preref. 7/1/2025)		350	356
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2031		1,000	1,078
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 1/1/2032		1,250	1,346
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 4.508% 6/1/2037[1]		19,490	18,207
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039[2]		870	918
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041		3,470	3,488
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)		795	823
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046		1,065	1,067
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)		245	254
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049		450	452
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)		50	54
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050		5,000	4,426
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051		2,500	2,201
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 12/1/2025		175	178
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2038		5,700	6,114
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.00% 7/1/2042		4,000	4,219
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2021, 4.00% 7/1/2046		500	464
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046		1,375	1,460
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2040		1,000	1,142
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2041		1,000	1,136
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 5.00% 8/1/2049		8,000	8,848
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2038		2,000	2,199
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 5.00% 2/15/2039		2,725	2,975
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2040		2,850	2,816
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2022-A, 4.00% 2/15/2041		7,550	7,394
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2041		5,750	5,619
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2042		1,100	1,070
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2023-A-2, 4.00% 5/15/2043		1,000	968
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046		1,000	818
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2020-A, 4.00% 4/15/2050		2,000	1,876
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 4/1/2029		1,000	1,071
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 4/1/2030		925	990
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 4/1/2030		500	535
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2025		2,500	2,537
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2026		4,000	4,132
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2027		3,000	3,153
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2030		2,000	2,138
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2031		3,500	3,740
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2032		3,000	3,202

165	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2033	USD	3,000	$3,200
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 6/1/2034		3,000	3,199
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 8/15/2035		7,000	7,082
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 8/15/2042		3,500	3,593
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 8/15/2049		14,000	13,317
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2037		1,525	1,594
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 8/15/2039		1,450	1,504
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 10/1/2031		5,000	4,596
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 10/1/2031		3,320	3,052
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 10/1/2032		6,000	5,574
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 10/1/2034		6,500	6,225
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041		1,345	1,343
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042		13,375	12,326
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046		1,270	1,265
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 10/1/2046		2,440	2,433
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046		475	475
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 10/1/2047		425	374
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 10/1/2048		5,705	5,703
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051		2,575	2,522
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 10/1/2051		11,260	11,047
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		7,235	6,981
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052		16,205	15,630
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2023-141-A, 5.75% 10/1/2053		8,900	9,455
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054		6,140	6,683
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054		5,780	6,316
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054		2,475	2,742
Housing Fin. Agcy., Special Limited Obligation Multi Family Housing Dev. Rev. Bonds (Country Commons Apartments), Series 2018, 3.60% 8/1/2035		6,014	5,691
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2031		350	338
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051		1,195	956
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056		1,585	1,235
County of Lancaster, Hospital Auth., Health Center Rev. Bonds (Masonic Villages Project), Series 2023, 5.125% 11/1/2038		2,990	3,248
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035		2,000	2,006
County of Lancaster, Hospital Auth., Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 7/1/2025		650	650
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2046		5,890	6,145
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 11/1/2051		4,730	4,881
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2044		5,000	5,191
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 4.71% 8/15/2038[1]		11,950	11,866
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 7/1/2035		4,000	3,976
County of Lehigh, Industrial Dev. Auth., Special Obligation Rev. Bonds (West Hills Business Center Project), Series 2014, 6.50% 7/1/2032		2,615	2,616
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039[7]		35,635	35,859
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2038		1,000	984
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2039		1,000	978
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 9/1/2044		2,500	2,361

American Funds Tax-Exempt Income Funds	166

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047	USD	1,575	$1,651
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 5/1/2056		16,000	14,688
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)		1,000	1,010
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2031 (preref. 1/15/2025)		2,500	2,525
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033		7,195	7,363
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036		19,000	19,436
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 12/1/2046		1,325	1,335
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043		1,000	948
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045		3,365	3,465
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2024		100	100
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2028		205	205
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2037		100	99
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 12/1/2038		100	98
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044		850	866
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2049		3,595	3,637
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 4/1/2039		20,090	20,145
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2043		1,000	1,032
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 8/15/2046		7,500	7,562
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 8/15/2048		1,000	1,024
Pennsylvania State University Bonds, Series 2018, 5.00% 9/1/2048		5,955	6,201
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2028		2,000	2,030
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2031		1,000	1,014
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2032		2,000	2,031
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 8/1/2034		1,000	1,015
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2031		1,500	1,549
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 10/1/2033		2,750	2,835
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2028		1,000	1,020
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Rev. Bonds (Temple University Health System Obligated Group), Series 2022, Assured Guaranty Municipal insured, 4.00% 7/1/2040		3,660	3,666
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030		160	164
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2027		5,625	5,686
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2028		1,000	1,010
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 4/1/2029		2,620	2,646
City of Philadelphia, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045		3,000	3,229
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2034		2,915	3,064
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2042		1,000	1,092
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 10/1/2052		3,000	3,078
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 10/1/2052		3,000	3,114
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.50% 9/1/2053		3,000	3,392
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 11/1/2029		2,035	2,146
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2015-B, 4.00% 7/1/2034		2,840	2,844
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2024		1,185	1,187
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027		3,905	4,049
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2027		500	516
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 9/1/2027 (preref. 9/1/2026)		5	5
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028		15,400	15,880
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2029		10,000	10,299

167	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2029	USD	1,250	$1,322
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030		1,990	2,045
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2031		1,600	1,688
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2032		1,000	1,053
Philadelphia School Dist., G.O. Bonds, Series 2015-A, 5.00% 9/1/2035		1,400	1,418
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2035		1,000	1,053
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2035		6,320	6,965
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2036		3,500	3,558
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2037		3,700	3,754
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2037		3,765	3,841
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 9/1/2037		1,850	1,949
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 9/1/2038		4,270	4,319
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038		1,000	1,052
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 9/1/2046		12,500	11,909
Philadelphia School Dist., G.O. Green Bonds, Series 2023-B, 5.50% 9/1/2048		1,250	1,392
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034		11,000	12,350
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 9/1/2032		1,000	1,148
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 9/1/2033		1,250	1,452
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 6/1/2027		9,820	10,282
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2030		4,000	4,164
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 6/1/2033		6,000	6,203
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2037		1,750	1,808
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.78%) 4.619% 12/1/2024[1,6]		2,965	2,964
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.83%) 4.669% 12/1/2031[1,6]		2,005	1,968
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2025		115	114
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2030		330	326
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2031		195	192
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046		525	464
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2032		1,000	1,059
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, 5.00% 6/1/2033		11,200	11,669
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2033		1,500	1,588
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 6/1/2034		6,995	7,302
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 12/1/2034		1,885	1,895
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2034		2,000	2,051
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2035		3,500	3,589
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2036		3,250	3,328
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2039		3,410	3,479
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2039		1,200	1,226
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 12/1/2039		6,000	6,025
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2040		4,000	4,059
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 12/1/2040		1,000	1,094
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2041		2,175	2,197
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2041		9,530	9,745
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2042		3,125	3,147
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2042		6,500	6,754
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2043		8,140	8,164
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2043		2,735	2,744
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044		2,075	2,034
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044		22,450	23,651
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044		4,000	4,211
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2046		2,000	1,919

American Funds Tax-Exempt Income Funds	168

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 12/1/2046	USD	20,960	$21,352
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2046		11,000	11,815
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 12/1/2046		4,250	4,568
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 12/1/2047		12,220	12,694
Turnpike Commission, Turnpike Rev. Bonds, Series 2023-A, 5.00% 12/1/2048		5,000	5,434
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049		28,265	29,767
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.00% 12/1/2049		10,825	11,781
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050		9,000	8,433
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 3.00% 12/1/2051		7,490	5,842
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 3.00% 12/1/2051		3,320	2,596
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 12/1/2051		5,000	4,613
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 12/1/2051		6,350	6,095
Turnpike Commission, Turnpike Rev. Bonds, Series 2024-C, 5.25% 12/1/2054		10,000	11,079
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2016-2, 5.00% 6/1/2025		2,690	2,732
West Shore Area Auth., Rev. Bonds (Messiah Village Project), Series 2015-A, 5.00% 7/1/2035		1,000	1,002
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 8/15/2042		4,000	4,050
			919,799

Puerto Rico 0.97%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[2]		415	437
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2033[2]		2,580	2,728
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[2]		23,445	24,468
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037[2]		1,855	1,942
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[2]		2,295	2,416
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[2]		5,060	4,769
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[2]		5,375	5,066
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 4.267% 7/1/2029[1]		25,540	24,789
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[1]		59,182	36,323
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051		26,726	16,804
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031		1,265	1,267
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2025		990	990
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031		1,870	1,872
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029		1,280	1,282
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2029		2,100	2,291
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2039		2,400	2,545
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		3,840	4,045
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		45	47
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2047[1]		5,690	1,795
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2054[1]		9,298	1,964
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		13,216	13,145
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		1,892	1,882
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058		8,121	8,164
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029		243	202
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		152,840	51,028
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-B-1, 0% 7/1/2046		10,000	3,308

169	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051	USD	41,000	$9,979
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026		1,250	1,236
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030		5	5
			226,789

Rhode Island 0.26%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2032		640	654
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2034		1,505	1,538
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2036		500	510
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2037		250	255
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041		2,130	2,162
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2046		10,010	10,113
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046		1,365	1,328
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051		3,865	3,693
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2025		5,500	5,552
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 5/15/2026		4,000	4,050
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048		3,060	3,058
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 4/1/2049		5,695	5,578
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 10/1/2049		4,620	4,595
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 10/1/2049		2,300	2,298
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051		8,680	8,460
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 76-A, 3.00% 10/1/2051		4,900	4,765
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 81-A, 6.25% 10/1/2053		1,725	1,884
			60,493

South Carolina 2.41%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 8/1/2025 (put 8/1/2024)		1,760	1,760
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042		2,471	738
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 7/1/2035		1,100	973
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047		405	405
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048		595	599
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 1/1/2050		8,025	7,974
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-A, 4.00% 1/1/2050		2,515	2,515
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050		755	755
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		4,230	4,120
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052		4,880	4,884
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054		6,345	6,965
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		10,990	12,238
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036		1,045	1,045
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2034		605	593
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2044		1,280	1,292
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2049		620	520
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2049		4,030	4,035
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 4/1/2054		1,165	943
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054		3,500	3,457
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2036 (preref. 8/15/2026)[2,3]		6,100	6,336

American Funds Tax-Exempt Income Funds	170

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2041	USD	2,000	$2,274
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.25% 11/1/2044		3,000	3,365
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2046		8,000	9,098
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2048		5,000	5,651
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2049		5,000	5,639
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 5.50% 11/1/2050		5,000	5,632
Jobs-Econ. Dev. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-B, 5.00% 12/1/2048 (put 10/1/2025)		5,920	6,026
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2026[2]		895	897
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[2]		2,500	2,440
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 8/15/2033		1,450	1,482
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 11/15/2047		1,090	1,109
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)		39,955	43,432
Public Service Auth., Improvement and Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2050		2,440	2,445
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2040		10,595	11,400
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2041		5,640	5,638
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 12/1/2042		6,840	6,806
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2043		7,750	8,248
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 12/1/2051		6,890	7,192
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty Municipal insured, 5.00% 12/1/2042		5,500	6,070
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty Municipal insured, 5.00% 12/1/2049		21,000	22,541
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, 5.00% 12/1/2049		10,750	11,436
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty Municipal insured, 5.00% 12/1/2054		27,825	29,635
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2034		900	920
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2035		6,965	7,081
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035		1,090	1,113
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2036		13,800	14,020
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2036		1,885	1,923
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2037		500	510
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-B, 5.00% 12/1/2038		4,930	4,951
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2039		6,825	7,468
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041		27,465	27,787
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-A, 5.125% 12/1/2043		3,450	3,465
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2021-B, 4.00% 12/1/2047		3,570	3,425
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 12/1/2049		5,000	5,021
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 12/1/2054		5,410	5,439
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056		2,930	2,949
Public Service Auth., Rev. Ref. and Improvement Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2055		1,750	1,753
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2026		820	827
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028		4,495	4,539
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2028		2,730	2,815
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2029		100	101
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029		25	26
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2030		3,010	3,092
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2031		2,620	2,673
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2033		2,295	2,335
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034		3,115	3,169
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2034		3,625	3,705
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2035		4,270	4,360
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2038		5,195	5,231
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2038		5,000	5,070
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2042		5,000	4,975
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 12/1/2045		470	457

171	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2047	USD	75,000	$71,957
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2052		37,000	34,637
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 4.00% 12/1/2055		32,260	29,888
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055		14,997	13,894
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-B, 4.00% 12/1/2055		11,906	11,031
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 4.00% 5/1/2047		1,540	1,500
University of South Carolina, Athletic Facs. Improvement and Rev. Ref. Bonds, Series 2022-A, 5.00% 5/1/2052		2,030	2,167
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 5/1/2040		6,740	7,415
			564,292

South Dakota 0.30%
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2025		600	602
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2026		700	702
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 11/1/2034		7,350	7,301
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 11/1/2034		6,635	6,651
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 11/1/2040		1,750	1,711
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045		705	705
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 11/1/2046		1,270	1,265
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046		1,950	1,941
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 11/1/2047		3,455	3,454
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 11/1/2048		4,480	4,479
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048		3,390	3,415
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 5/1/2049		1,285	1,284
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 11/1/2050		9,465	9,411
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 5/1/2051		5,890	5,819
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051		6,395	6,233
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-B, 3.00% 11/1/2052		975	949
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053		555	573
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-A, 6.00% 5/1/2054		5,635	6,027
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2023-G, 6.25% 5/1/2055		1,125	1,230
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055		6,750	7,427
			71,179

Tennessee 1.00%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014-A, 5.00% 10/1/2034		150	150
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039		4,420	4,422
City of Clarksville, Water Sewer and Gas Rev. Bonds, Series 2021-A, 4.00% 2/1/2051		7,450	7,335
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 5.00% 7/1/2035		3,425	3,577
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 4.00% 7/1/2040		6,000	5,756
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 7/1/2045		1,535	1,526
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 2.45% 7/1/2030		1,760	1,600
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 2.65% 7/1/2034		805	720
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042		255	255
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 1/1/2043		2,615	2,613
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045		150	150
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045		260	260
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046		390	390
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047		275	273
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 1/1/2048		2,030	2,016
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 1/1/2048		10,140	10,142
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 1/1/2049		4,335	4,332
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 7/1/2049		1,770	1,776
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 1/1/2050		14,840	14,636
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 1/1/2050		3,170	3,182
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 7/1/2050		1,910	1,886
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 7/1/2051		2,830	2,763

American Funds Tax-Exempt Income Funds	172

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Tennessee (continued)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-2, 3.00% 1/1/2052	USD	14,795	$14,419
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-1, 3.75% 7/1/2052		2,560	2,545
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053		455	469
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-2-A, 5.75% 1/1/2054		12,030	12,836
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054		9,395	10,258
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-1-A, 5.75% 1/1/2055		1,810	1,946
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-2A, 6.00% 1/1/2055		500	553
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM insured, 5.00% 7/1/2049		1,220	1,288
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.25% 7/1/2049		1,250	1,343
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.50% 7/1/2054		780	853
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2064		2,215	2,290
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2042		5,000	5,181
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 7/1/2046		5,000	5,154
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 7/1/2046		4,000	4,123
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 7/1/2044		8,000	8,514
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 7/1/2054		5,000	4,801
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)		4,960	5,269
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)		18,115	18,206
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)		29,445	31,250
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2/1/2027		1,890	1,929
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 11/1/2049[1]		8,000	8,016
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)		22,865	23,819
			234,822

Texas 12.87%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds, Series 2023-A, 5.50% 9/1/2053		5,890	6,209
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 3/1/2049		1,050	1,054
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 8/15/2036		3,000	3,116
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029		1,750	1,905
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		7,810	7,493
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2036		1,000	1,026
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2030		1,000	1,105
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2027		1,210	1,263
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2/15/2042		2,000	2,049
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2034		650	678
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2036		915	951
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2037		1,445	1,498
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2047		2,625	2,677
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.125% 6/15/2034[2]		770	770
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.25% 6/15/2039[2]		1,075	1,061
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.50% 6/15/2044[2]		510	495
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049[2]		420	415

173	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054[2]	USD	420	$420
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2059[2]		220	218
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2024		185	185
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 8/15/2025		195	199
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2034		330	338
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2035		1,000	1,024
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2036		385	394
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2038		900	917
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 8/15/2039		470	478
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.50% 8/15/2039		390	392
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044		740	741
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2049		535	536
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054		570	570
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2049		6,885	6,647
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054		9,260	8,765
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2032		1,000	943
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2034		1,000	1,031
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2035		1,000	1,030
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 8/15/2037		1,000	1,025
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 8/15/2051		9,545	7,128
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2024		325	325
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2032		600	647
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2047		4,050	4,324
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2022, 5.00% 8/15/2057		25,370	26,802
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026		505	493
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036		1,880	1,908
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2037		725	742
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 12/1/2042		4,165	4,278
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046		1,100	1,104
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 12/1/2048		3,345	3,388
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2049		1,725	1,660
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2025		1,000	1,010
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2029		1,500	1,587
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2030		1,000	1,058
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2031		1,100	1,163
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2/15/2032		1,000	1,054
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2035		2,245	2,368
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2038		1,000	1,049
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043		11,495	11,887

American Funds Tax-Exempt Income Funds	174

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-B, 5.00% 8/1/2030 (preref. 8/1/2025)	USD	3,000	$3,062
Austin Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-B, 5.00% 8/1/2031 (preref. 8/1/2025)		6,820	6,960
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2025		1,500	1,531
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 8/1/2037		2,660	2,735
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2032		1,100	1,136
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2033		2,220	2,293
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2034		2,000	2,065
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2035		1,125	1,160
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2036		3,605	3,712
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2037		2,000	2,058
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 11/15/2041		2,500	2,553
City of Austin, Airport System Rev. Bonds, Series 2019-A, 5.00% 11/15/2049		5,000	5,250
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2023, 5.00% 11/15/2048		4,750	5,145
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2028		1,000	1,021
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2030		1,520	1,551
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2031		1,130	1,172
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2032		1,000	1,036
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2033		1,000	1,035
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2038		1,000	1,015
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2045		1,500	1,517
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 3.00% 5/15/2027		1,705	1,667
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2028		1,000	1,040
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2029		3,000	3,118
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2032		4,405	4,565
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2035		5,500	5,684
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2035		4,000	4,203
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2036		1,565	1,628
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036		1,000	1,018
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2036		6,985	7,212
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2037		1,000	1,047
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 11/15/2041		1,750	1,767
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2041		1,000	1,026
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 11/15/2045		11,795	12,072
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 11/15/2046		3,800	3,923
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2024, 5.00% 11/15/2049		8,000	8,754
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2022, 5.00% 11/15/2052		2,000	2,153
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2024, 5.00% 11/15/2053		8,000	8,728
Bastrop Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048		1,250	1,360
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033		4,210	3,958
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2036		500	455
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2/15/2037		1,000	894
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2033		2,000	2,072
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2034		3,105	3,476
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2035		6,155	6,374
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2/15/2036		10,150	10,497
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2022, 5.00% 2/15/2036		2,745	3,060
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2039		2,220	2,246
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2/15/2040		1,500	1,512
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2/15/2045		2,500	2,623
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2037		1,500	1,530
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2038		3,000	3,051
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2038		4,200	4,410
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2039		1,500	1,517
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2/15/2040		2,150	2,168
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 6/15/2043 (preref. 6/15/2026)		5,000	5,186
Boerne Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2023, 3.125% 2/1/2053 (put 2/1/2027)		7,360	7,309
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2025		500	506

175	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 9/1/2027	USD	1,965	$2,046
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 7/1/2043		4,285	4,110
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2027		700	720
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 7/1/2028		1,405	1,443
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 7/1/2029		645	674
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 7/1/2030		1,000	1,044
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2026)		30,000	29,945
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050		10,625	10,256
Celina Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053		4,985	4,803
Central Texas Regional Mobility Auth., Rev. Bond Anticipation Notes, Series 2021-C, 5.00% 1/1/2027		3,655	3,746
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2021-B, 4.00% 1/1/2051		1,315	1,276
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2031 (preref. 7/1/2025)		1,000	1,019
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2033 (preref. 7/1/2025)		1,000	1,019
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2040 (preref. 7/1/2025)		5,845	5,954
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036		525	602
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037		400	458
Chapel Hill Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2048		2,000	2,174
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 3.00% 2/15/2033		3,460	3,261
Clifton Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 8/15/2046		2,000	2,035
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2024		260	260
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028		405	417
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 8/15/2032		4,445	4,448
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2033		2,125	2,175
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033		250	250
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2034		2,300	2,350
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2038		1,085	1,080
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2041		1,400	1,414
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 4.00% 8/15/2042		1,400	1,406
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 8/15/2044		5,000	4,953
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047		6,040	5,637
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 8/15/2048		6,470	6,669
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2051		9,295	8,483
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 8/15/2028		500	536
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 3.00% 8/15/2037		1,455	1,302
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2015-A, 5.00% 12/1/2035		1,570	1,579
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 12/1/2044		1,465	1,400
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 12/1/2049		3,455	3,239
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 4/1/2027		560	587
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2037		500	556
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 5.00% 8/15/2039		1,200	1,324
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2049		4,000	3,907
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054		3,705	3,563
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2036		830	935
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2037		790	888
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2038		660	739
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (International Leadership of Texas, Inc.), Series 2024-A, 5.00% 8/15/2039		650	725
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038		455	465

American Funds Tax-Exempt Income Funds	176

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2/15/2038 (preref. 2/15/2026)	USD	105	$108
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047		2,500	2,467
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/15/2049		7,820	8,488
City of Corpus Christi, Utility System Rev. Improvement and Rev. Ref. Bonds, Series 2023, 5.25% 7/15/2041		1,905	2,151
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2036		1,000	1,076
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2037		1,945	2,083
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2038		1,775	1,891
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2043		9,240	9,700
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 12/1/2048		10,000	10,443
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2038 (preref. 8/1/2025)		4,045	4,081
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 5.00% 2/15/2029		1,000	1,088
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2023-B, 5.00% 11/1/2025		1,250	1,281
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 11/1/2037		9,225	9,453
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2037		2,000	2,252
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 5.00% 11/1/2040		5,125	5,690
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2022-B, 4.00% 11/1/2045		1,025	997
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Notes (Estates at Ferguson), Series 2023, 5.00% 7/1/2042 (put 7/1/2027)		1,690	1,753
City of Dallas, G.O. Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2026		4,000	4,125
City of Dallas, G.O. Rev. Ref. and Improvement Bonds, Series 2023-A, 5.00% 2/15/2027		5,765	6,059
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2034		2,000	1,966
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2036		1,000	954
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2037		1,250	1,195
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2038		1,000	952
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[2]		9,505	9,595
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2025		4,030	4,127
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2029		2,000	2,086
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 4.00% 10/1/2033		5,500	5,510
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 10/1/2036		5,400	5,573
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2042		8,700	9,066
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 10/1/2046		7,250	7,481
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 12/1/2051		10,000	9,567
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2031		1,130	1,138
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 12/1/2046 (preref. 12/1/2025)		3,000	3,082
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 8/15/2034 (preref. 8/15/2024)		1,000	1,001
Dallas Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2024, 4.00% 2/15/2054		10,000	9,677
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2/15/2030		750	752
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2/15/2031		665	669
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2043		4,405	2,964
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2044		1,000	655
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 2.00% 2/15/2045		1,000	636
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2037		700	711
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 8/15/2038		1,000	1,010
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2039		750	756
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2040		1,000	1,001
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 8/15/2045		2,500	2,423
City of Denton, Certs. of Obligation, Series 2020, 2.00% 2/15/2034		1,400	1,144
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2029		3,500	3,624
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2033		14,180	14,624
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2035		6,775	6,967
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 12/1/2036		7,500	7,698
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 8/15/2045		1,000	1,021

177	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2053	USD	5,000	$5,393
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 2/15/2045 (preref. 2/15/2025)		5,390	5,442
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 8/15/2050 (preref. 8/15/2025)		5,000	5,085
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054		3,750	3,582
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2040		1,000	1,009
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2041		1,000	1,002
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2044		1,570	1,520
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 8/15/2047		1,750	1,672
City of El Paso, Water and Sewer Improvement and Rev. Ref. Bonds, Series 2023, 5.25% 3/1/2049		5,000	5,460
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2025		1,000	1,021
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033 (preref. 8/15/2025)		4,000	4,078
Forney Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2024		1,035	1,036
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 8/15/2048		2,260	2,447
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038		1,750	1,750
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042		8,340	8,341
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 3/1/2034		1,500	1,391
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2018, 5.00% 8/15/2027		1,080	1,147
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)		3,135	2,920
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)		2,320	2,259
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2032		750	786
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2033		705	737
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 8/15/2034		1,000	1,041
Fort Worth Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2015, 4.00% 2/15/2040 (preref. 2/15/2025)		7,120	7,152
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2029		1,400	1,524
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.00% 9/1/2039		1,205	1,190
County of Fort Bend, Municipal Utility Dist. No. 216, Unlimited Tax Bonds, Series 2024, 4.25% 9/1/2048		1,430	1,379
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2038		2,990	3,383
City of Fort Worth, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 2/15/2041		5	6
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2035		1,040	1,085
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 5.00% 8/1/2025		5,000	5,103
County of Galveston, Municipal Utility Dist. No. 79, Unlimited Tax Bonds, Series 2024, 4.375% 4/1/2053		1,050	1,012
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)		1,875	1,875
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2046		1,900	1,823
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 3/1/2049		1,200	1,144
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 3/1/2051		2,250	2,114
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2040		1,250	1,401
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2041		1,700	1,896
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 5.00% 2/15/2042		2,000	2,221
City of Garland, G.O. Rev. Ref. and Improvement Bonds, Series 2024, 4.00% 2/15/2044		2,450	2,423
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-A, 5.00% 2/15/2048		5,000	5,445
Georgetown Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 2.00% 8/15/2034		2,075	1,709
Gonzales Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/1/2049		2,635	2,562
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2045		10,000	9,668
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 10/1/2049		8,480	8,039
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2049		13,750	14,901
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		16,000	15,288
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)		1,520	1,519

American Funds Tax-Exempt Income Funds	178

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)	USD	1,000	$973
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 11/1/2037		3,170	3,432
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 10/1/2036		1,380	1,427
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054		13,655	14,773
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054		14,965	16,190
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 11/15/2028		1,500	1,505
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 11/15/2053		1,350	1,351
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056		1,000	755
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2031		5,000	5,312
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2032		4,640	4,920
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2033		2,000	2,119
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2043		3,000	3,120
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 8/15/2048		7,500	7,194
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054		12,435	11,897
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2033		1,220	1,259
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2041		2,000	2,047
County of Harris, Toll Road Rev. Ref. Bonds, Series 2021, 4.00% 8/15/2045		5,000	4,914
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 8/15/2047		7,300	7,441
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2049		2,500	2,723
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054		15,615	16,893
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2033		1,225	1,225
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048		16,455	15,337
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 12/1/2025		2,800	2,814
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2025		1,000	1,021
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 12/1/2026		2,500	2,603
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 12/1/2027		2,800	2,815
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020-C-3, 5.00% 6/1/2032 (put 12/1/2026)		500	521
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-B-2, 5.00% 7/1/2049 (put 12/1/2024)		5,010	5,051
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2022-A, 4.125% 7/1/2052		5,000	4,823
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2028		1,000	1,021
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 10/1/2032		1,000	1,018
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 10/1/2039		5,000	4,428
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2041		1,000	994
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 10/1/2041 (put 10/1/2024)		11,295	11,326
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 4.00% 10/1/2042		1,520	1,508
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051		26,885	20,334
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 7/1/2040		7,575	7,660
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)		2,140	2,086
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2025		1,000	1,023
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2027		3,100	3,299

179	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2028	USD	2,600	$2,751
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2030		1,820	1,921
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2031		2,250	2,374
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 11/15/2035		12,045	12,124
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 12/1/2045		7,005	7,055
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048		7,690	8,292
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 9/1/2032		1,900	1,990
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 1/1/2049		3,580	3,622
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052		6,190	6,019
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-A, 3.50% 7/1/2052		10,875	10,630
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-A, 5.50% 7/1/2053		11,570	12,334
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054		16,470	18,084
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054		28,230	30,725
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054		11,000	12,170
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 9/1/2047		6,863	5,978
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049		1,915	1,934
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050		8,985	8,991
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		9,755	9,455
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-A, 5.50% 9/1/2052		5,625	5,962
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2022-B, 6.00% 3/1/2053		1,270	1,381
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054		6,440	7,087
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		1,905	1,905
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2028		1,700	1,827
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2029		2,400	2,568
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 7/1/2030		3,825	4,091
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2033		1,000	1,057
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2034		2,270	2,399
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2035		2,000	2,112
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2036		8,000	8,427
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2037		2,500	2,632
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 7/1/2038		2,500	2,625
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 4.25% 7/1/2053		4,000	4,004
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 11/15/2031		8,750	8,808
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2020-C, 4.00% 11/15/2049		1,030	991
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2030		1,850	1,995
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2032		2,000	2,151
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/15/2033		5,245	5,833
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 11/15/2036		12,000	12,203
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2038		10,000	10,605
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-D, 5.00% 11/15/2039		3,000	3,012
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 11/15/2039		3,475	3,674
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.25% 11/15/2049		7,000	7,847
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.25% 11/15/2054		5,750	6,403
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024		55	55
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025		45	45
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026		80	81
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027		235	240
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2028		115	118
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029		160	165

American Funds Tax-Exempt Income Funds	180

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2030	USD	165	$170
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031		265	274
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2028		3,060	3,134
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2029		1,000	1,024
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2030		1,000	1,023
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		1,555	1,590
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		1,000	1,022
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049		33,490	36,822
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 4.125% 3/1/2051		6,085	5,878
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2040		750	845
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2042		1,750	1,955
City of Houston, Public Improvement and Rev. Ref. Bonds, Series 2023-A, 5.25% 3/1/2043		2,500	2,781
City of Houston, Water and Sewer System Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 12/1/2028		16,525	14,285
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2/15/2034		2,000	2,088
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 3.50% 6/1/2039 (put 6/1/2025)		3,000	2,993
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2/15/2042		2,110	2,185
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 5.00% 2/15/2027		3,500	3,604
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		5,730	5,458
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050		13,300	12,887
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2040		1,000	1,117
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2041		1,000	1,109
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 5.00% 8/1/2042		1,250	1,381
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 4.125% 8/1/2049		5,780	5,591
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 4.25% 8/1/2054		10,000	9,774
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2049		10,000	10,904
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054		3,075	3,343
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2031		125	129
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2032		300	308
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2034		300	309
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2043		1,750	1,762
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036		840	952
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2037		3,275	3,702
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042		3,000	3,312
Irving Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043		3,000	3,301
Katy Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053		6,000	5,761
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2033		345	354
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2034		360	369
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2035		375	384
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2036		780	796
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2037		810	825
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2038		845	857
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2039		880	888
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2/15/2040		615	617
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2033		310	318
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2034		500	512
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2035		300	307
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2036		440	449
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2037		655	667

181	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2038	USD	610	$619
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2039		895	903
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2040		750	752
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2/15/2045		1,500	1,458
Kaufman Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054		3,800	4,077
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030		1,000	1,009
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2035		3,080	3,102
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021, 5.00% 2/1/2025		1,080	1,091
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2024, 5.00% 2/15/2049		14,700	16,008
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2039		3,000	3,358
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023, 5.00% 2/15/2040		3,000	3,332
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2023-A, 4.00% 2/15/2048		5,000	4,876
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 8/1/2036		1,205	1,266
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.00% 9/1/2030		1,650	1,694
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.125% 9/1/2033		1,050	1,093
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.25% 9/1/2036		1,235	1,296
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.50% 9/1/2039		1,445	1,520
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2042		1,195	1,256
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2045		1,995	2,075
Lazy Nine Municipal Utility Dist. No. 1A, Unlimited Tax Bonds, Series 2023, 5.625% 9/1/2049		3,205	3,294
Leander Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048		15,000	16,306
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2037 (preref. 8/15/2024)		1,175	601
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 8/15/2043 (preref. 8/15/2024)		14,860	5,422
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 8/15/2036		3,000	3,070
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054		8,930	8,573
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 8/15/2032		1,000	1,045
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2046		1,000	997
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 8/15/2051		1,000	970
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 5/15/2029		2,150	2,177
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 5/15/2031		3,000	3,037
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2038		1,000	1,079
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2023-B, 5.00% 5/15/2039 (put 5/15/2028)		13,000	13,571
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 5/15/2040		4,415	4,724
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2027		1,000	1,028
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2029		1,525	1,567
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2030		2,500	2,702
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2031		1,000	1,079
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2032		3,700	3,922
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2033		1,250	1,323
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2034		1,300	1,308
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 5/15/2034		1,240	1,311
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2034		1,500	1,611
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 5/15/2035		850	854

American Funds Tax-Exempt Income Funds	182

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2036	USD	1,000	$1,084
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2037		1,000	1,082
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2038		1,000	1,034
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2038		1,585	1,710
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 5/15/2039		1,000	1,031
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2039		1,565	1,682
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2040		1,500	1,513
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 5/15/2040		810	855
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 5/15/2045		5,000	5,037
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2045		2,015	2,133
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 5/15/2046		4,000	4,053
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 5/15/2049		5,000	4,604
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 5/15/2050		2,500	2,630
Magnolia Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2016, 5.00% 8/15/2035 (preref. 8/15/2025)		4,915	5,016
Mansfield Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2028 (preref. 2/15/2025)		1,275	1,288
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2036		3,850	3,562
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 8/1/2037		2,920	2,686
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2/15/2039		3,955	4,102
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 5/1/2030		3,450	3,551
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 2001-A, 2.60% 11/1/2029		1,675	1,559
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2044		3,680	4,043
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)		2,505	2,379
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053		14,110	13,594
Midland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2032 (preref. 2/15/2025)		2,625	2,649
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2050		2,000	2,072
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		10,780	10,370
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.125% 4/1/2039		1,425	1,448
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2045		1,430	1,448
County of Montgomery, Municipal Utility Dist. No. 110, Unlimited Tax Road Bonds, Series 2023, 5.375% 4/1/2050		1,610	1,622
Montgomery Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2048		5,005	4,863
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026		1,985	2,048
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 4.16% 9/15/2027[1]		6,395	6,361
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 4.479% 9/15/2027[1]		45,570	45,484
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.67 + 1.045%) 4.623% 9/15/2027[1]		15,985	16,017
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027		7,270	7,536
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029		6,000	6,343
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030		9,500	10,127
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031		12,010	12,887
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032		8,805	9,515

183	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)	USD	16,285	$17,571
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)		46,680	52,421
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2030		1,000	972
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2032		1,565	1,494
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2034		1,250	1,164
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2038		1,000	878
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 9/1/2046		1,000	779
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049		2,360	2,439
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2049 (preref. 2/15/2028)		250	267
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036		750	861
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2042		2,000	2,232
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2044		1,250	1,385
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048		5,000	5,446
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2049		7,500	7,297
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		13,810	13,250
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2036[2]		1,000	960
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[2]		1,245	1,127
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[2]		1,430	1,244
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[2]		1,025	865
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[2]		2,490	2,050
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 8/15/2033		6,000	6,029
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 8/15/2047		4,000	4,087
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)		350	359
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)		200	205
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043		1,000	896
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049		1,550	1,325
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2026		1,000	1,019
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031		1,000	1,021
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 4.00% 11/1/2036		1,095	1,087
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040		4,800	4,830
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2049		3,400	3,078
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 11/1/2055		8,825	7,765
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)		1,500	1,580
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)		875	922

American Funds Tax-Exempt Income Funds	184

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Newark Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Austin Achieve Public School, Inc.), Series 2022, 4.00% 6/15/2052	USD	2,000	$1,927
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057		30,270	27,019
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2025		2,680	2,732
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2/1/2032		4,300	4,960
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2033		1,125	1,176
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2034		910	950
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2044		2,500	2,434
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2051		10,570	10,211
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 12/15/2058		2,775	2,614
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060		25,000	23,598
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2031		2,100	2,182
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2033		2,200	2,279
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 12/15/2034		1,250	1,293
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 12/15/2041		15,790	15,467
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2039		1,245	1,104
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 9/1/2040		1,265	1,104
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2033		1,440	1,499
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2034		2,000	2,080
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 1/1/2035		1,200	1,230
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2035		2,245	2,332
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2036		2,500	2,593
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2037		3,000	3,108
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2038		10,000	10,534
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2022-A, 4.125% 1/1/2040		3,215	3,244
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 1/1/2043		34,970	36,247
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048		9,500	9,682
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2038		2,500	2,512
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2039		2,500	2,490
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2040		2,000	1,961
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 1/1/2041		2,000	1,939
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034		4,500	4,523
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2035		4,000	4,019
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2036		1,000	1,021
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2038		1,500	1,506
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2039		8,905	9,052
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2037		18,005	16,252
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2015-A, 5.00% 1/1/2025		715	721
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2019-B, 5.00% 1/1/2025		1,000	1,008
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2022-B, 5.00% 1/1/2025		2,000	2,016
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)		5,250	5,139
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036		2,000	2,260
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048		13,000	14,000
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2034		1,250	1,278
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2035		650	663
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2/15/2039		1,800	1,808
Pasadena Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2048		5,000	5,437
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2036		2,000	2,130
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2039		3,500	3,605
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2040		3,000	3,086
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2/15/2041 (preref. 2/15/2025)		1,600	1,608
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2041		3,000	3,083

185	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2042	USD	4,000	$4,107
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 5.00% 2/15/2043		3,750	3,847
Pharr-San Juan-Alamo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2037 (preref. 2/1/2025)		1,435	1,447
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 2/15/2040 (preref. 2/15/2025)		1,205	1,217
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054		18,140	19,412
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2048		2,910	2,834
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM insured, 4.00% 5/1/2033		665	666
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.50% 8/15/2045		1,950	1,956
Rancho Del Cielo Municipal Utility Dist., Unlimited Tax Bonds, Series 2024, 4.375% 8/15/2053		2,000	1,917
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2041		1,640	1,456
Red River Education Fin. Corp., Higher Education Rev. Ref. and Improvement Bonds (Texas Christian University Project), Series 2024, 5.00% 3/15/2035		8,225	9,678
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2028		1,065	1,098
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2/15/2042		2,500	2,549
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.25% 9/1/2040		1,445	1,446
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.50% 9/1/2045		1,190	1,190
Riverfield Municipal Utility Dist. No. 1, Unlimited Tax Utility Bonds, Series 2024, 4.375% 9/1/2049		1,240	1,193
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2/1/2034		325	332
City of San Angelo, Combination Tax and Rev. Certs. Of Obligation, Series 2023, 4.00% 2/15/2044		1,905	1,897
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2027		3,500	3,429
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2/1/2028		5,000	4,865
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2014, 5.00% 2/1/2044		1,990	1,991
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)		8,350	7,711
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2/1/2029		4,000	4,140
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2038		1,750	1,922
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2039		2,000	2,184
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2040		2,465	2,679
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2040		2,000	2,197
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-A, 5.25% 2/1/2040		2,500	2,839
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2023-B, 5.25% 2/1/2040		3,730	4,236
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2041		1,250	1,264
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2041		2,000	2,162
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.00% 2/1/2041		1,250	1,400
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2042		4,400	4,777
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 4.00% 2/1/2043		1,250	1,254
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2044		4,000	4,192
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2044		2,000	2,150
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2044		1,680	1,857
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2044		2,000	2,211
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2044		3,340	3,768
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2045		1,600	1,692
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2046		5,985	6,350
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2/1/2048		6,180	6,457
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2049		1,000	1,052
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2/1/2049		23,590	24,899
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049		4,795	5,327
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.25% 2/1/2049		9,000	9,998
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2054		8,000	8,609
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2015-B, 4.00% 5/15/2040		7,000	6,832
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2040		7,305	8,167
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2041		8,330	9,273
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2013-F, 1.00% 5/1/2043 (put 11/1/2026)		2,000	1,851
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.00% 5/15/2043		9,650	10,622
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 5/15/2045		4,165	4,441
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 5/15/2048		2,555	2,655
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2048		41,000	45,204
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 5/15/2050		4,520	4,772

American Funds Tax-Exempt Income Funds	186

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2021-A, 4.00% 5/15/2051	USD	1,000	$967
City of San Antonio, Water System Rev. and Rev. Ref. Bonds, Series 2023-A, 5.25% 5/15/2052		20,260	22,189
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 3.00% 5/15/2042		2,000	1,706
City of San Antonio, Water System Rev. Bonds, Series 2020-C, 5.00% 5/15/2046		3,330	3,526
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)		1,205	1,184
San Jacinto Community College Dist., G.O. Building and Rev. Ref. Bonds, Series 2021, 4.00% 2/15/2046		3,500	3,409
Sharyland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2036 (preref. 2/15/2025)		2,225	2,248
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2048		23,250	25,275
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 8/15/2030		4,010	4,446
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 9/1/2035		465	475
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 9/1/2037		775	789
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037		2,500	2,513
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2038		2,500	2,506
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039		1,545	1,543
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039		1,250	1,244
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040		3,775	3,748
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 4.00% 7/1/2053		1,000	923
County of Tarrant, Hospital Dist., Limited Tax Bonds, Series 2023, 4.00% 8/15/2043		2,500	2,506
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 4.00% 7/15/2028 (preref. 7/15/2025)		3,155	3,180
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 4.00% 7/15/2029 (preref. 7/15/2025)		2,345	2,364
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 7/15/2032 (preref. 7/15/2025)		3,810	3,876
County of Tarrant, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 7/15/2034 (preref. 7/15/2025)		4,200	4,273
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 11/15/2052		1,000	961
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 11/15/2031		1,000	1,025
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2022-D, 5.00% 11/15/2051		11,000	11,664
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 12/1/2045		5,000	4,879
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2041		3,000	2,976
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2042		2,725	2,690
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2047		1,350	1,302
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas), Series 2022, 4.00% 10/1/2052		2,315	2,221
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031		6,315	6,035
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035		1,500	1,500
Texas City Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 8/15/2040		1,000	1,022
Board of Regents of Texas A&M University System, Rev. Fncg. System Bonds, Series 2024-A, 5.00% 5/15/2041		5,000	5,660
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM insured, 5.00% 10/1/2049		12,820	13,693
Greater Texoma Utility Auth., Contract Rev. Bonds (City of Sherman Project), Series 2024, BAM insured, 4.375% 10/1/2054		2,000	1,980
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 5/15/2033		1,000	1,047
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2022, 5.25% 5/15/2047		2,735	3,014
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2029		2,500	2,629

187	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 3/15/2032	USD	6,030	$6,531
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2035		1,145	1,193
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 3/15/2036		1,180	1,229
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.00% 3/15/2042		5,000	5,579
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049		7,940	7,724
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 5.25% 3/15/2054		13,240	14,588
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2015-A, 5.00% 2/15/2033		2,000	2,015
THF Public Fac. Corp., Multi Family Housing Bonds (Lakeside Manor Apartments), Series 2022, 3.25% 3/1/2040 (put 9/1/2025)		6,000	5,986
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2030		1,055	1,060
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2032		2,000	2,009
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2033		5,000	5,023
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 8/15/2037		4,000	4,018
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037		8,250	8,288
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2024-C, 5.00% 8/15/2041		6,000	6,599
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-B, 0% 8/15/2036		1,000	596
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 10/1/2044 (preref. 10/1/2024)		4,000	4,012
Transportation Commission, G.O. Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2025		10,665	10,802
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 4/1/2031		3,000	3,092
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2038		850	456
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2039		950	481
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2040		800	382
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041		1,425	644
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2043		2,185	884
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2044		2,850	1,090
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028		26,715	23,033
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2029		27,520	22,833
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2031 (preref. 8/15/2025)		2,595	2,648
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2031		1,000	1,051
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2032 (preref. 8/15/2025)		2,935	2,995
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 8/15/2032		1,000	1,049
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2035 (preref. 8/15/2025)		3,400	3,470
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2/15/2026		3,000	3,096
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2/15/2030		4,440	4,347
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2031		3,040	3,230
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2032		2,185	2,318
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2033		2,000	2,121
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2036		2,000	2,115

American Funds Tax-Exempt Income Funds	188

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2037	USD	1,800	$1,902
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2038		2,100	2,214
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2039		2,125	2,234
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 4/15/2044		6,000	6,239
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2022-A, 4.00% 8/15/2052		5,000	4,847
Board of Regents of the University of Texas System, Rev. Fncg. System Rev. Ref. Bonds, Series 2016-C, 5.00% 8/15/2025		2,085	2,130
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2037		1,000	1,144
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 8/1/2038		2,000	2,041
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2023, 5.00% 8/1/2038		1,200	1,363
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2030		9,540	9,720
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2032		7,445	7,623
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 3.00% 10/15/2033		2,000	1,923
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2033		2,000	2,046
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2034		5,440	5,557
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2035		7,810	7,958
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 10/15/2036		9,000	9,134
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2037		8,900	9,029
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 10/15/2038		4,000	4,045
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 10/15/2040		10,350	10,532
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 10/15/2046		8,000	8,233
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.25% 10/15/2051		41,960	46,489
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2022, 4.80% 10/15/2052		1,500	1,571
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 10/15/2056		7,180	6,786
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2022, 5.00% 10/15/2057		2,500	2,690
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2023-A, 5.00% 10/15/2058		11,700	12,671
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2036		360	415
Waxachie Independent School Dist., School Building Bonds, Series 2023, 5.00% 2/15/2037		300	345
Waxachie Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044		1,000	1,110
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2049		7,190	6,984
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053		13,935	13,270
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2041		1,000	1,122
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2042		1,000	1,116
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2043		1,250	1,389
Weslaco Independent School Dist., School Building Bonds, Series 2024, 5.00% 2/15/2044		1,250	1,381
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 12/15/2045		1,000	974
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 12/15/2060		12,750	11,836

189	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 8/15/2033	USD	1,100	$1,106
County of Williamson, Unlimited Tax Road Bonds, Series 2015, 5.00% 2/15/2029 (preref. 2/15/2025)		1,105	1,117
Witchita Falls Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2/1/2034		5,755	4,781
			3,016,601

United States 1.07%
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035[1,2]		33,517	1,910
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[2]		47,966	42,767
Freddie Mac, Multi Family Certs., Series 2023, 4.001% 1/25/2040[1]		35,102	35,285
Freddie Mac, Multi Family Certs., Series 2023, 4.411% 8/25/2040[1]		9,371	9,688
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036		23,008	22,265
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 9/15/2030		7,170	6,505
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 2.60% 9/15/2033[2]		22,285	19,905
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034		3,605	3,232
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 6/15/2035[2]		12,410	10,904
Freddie Mac, Multi Family Mortgage Certs., Series 2020-M-067, Class A, 2.25% 12/15/2037		56,930	46,881
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023-ML-9, Class AUS, 3.996% 12/25/2036[1]		4,414	4,441
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037		34,655	28,934
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[2]		11,665	9,162
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043[1]		8,825	7,711
			249,590

Utah 0.65%
Board of Higher Education, General Rev. Bonds (University of Utah), Series 2023-B, 5.25% 8/1/2053		1,950	2,166
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2037[2]		5,185	5,165
G.O. Bonds, Series 2020, 3.00% 7/1/2034		2,025	1,935
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053		2,955	3,188
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054		990	1,093
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054		750	827
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054		1,855	2,053
Housing Corp., Single Family Mortgage Bonds, Series 2024-G, 6.25% 7/1/2055		3,295	3,685
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045		3,510	3,508
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2037		4,260	4,373
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2038		4,430	4,527
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2039		4,510	4,567
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 7/1/2040		4,795	4,832
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 7/1/2047		5,995	6,146
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2051		4,000	4,263
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2038		730	750
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2043		1,150	1,172
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 10/15/2048		1,185	1,201
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.00% 6/1/2032		100	112
Telecommunication Open Infrastructure Agcy., Sales Tax and Telecommunications Rev. Ref. Bonds, Series 2022, 5.25% 6/1/2037		1,000	1,135
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 6/15/2035		28,000	32,204
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 6/15/2032 (preref. 6/15/2025)		26,225	26,470
Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 6/15/2033 (preref. 6/15/2025)		11,200	11,305
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[2]		4,790	4,639
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[2]		8,500	8,185
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2032		1,000	1,063
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2034		1,000	1,063
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2035		1,000	1,062
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2036		2,000	2,119
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2038		1,250	1,318
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 5/15/2039		2,190	2,298
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2020-A, 3.00% 5/15/2050		2,155	1,685

American Funds Tax-Exempt Income Funds	190

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Utah (continued)
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2027	USD	315	$330
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2028		450	480
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2030		175	192
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2031		95	105
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2032		135	141
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2033		150	156
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2034		115	120
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2035		215	223
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2037		300	309
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2039		175	178
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2040		160	162
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2041		175	176
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 5/1/2046		275	263
			152,944

Vermont 0.06%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2031		3,300	3,375
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 12/1/2033		2,200	2,246
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2039		1,750	1,774
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 12/1/2046		4,300	4,340
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.60% 8/15/2051		1,000	668
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052		1,830	1,320
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 5/1/2048		200	200
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 11/1/2048		1,160	1,160
			15,083

Virgin Islands 0.08%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025		1,675	1,700
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027		2,500	2,590
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028		3,355	3,492
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030		2,000	2,102
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032		8,000	8,474
			18,358

191	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia 1.85%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2049	USD	2,800	$2,612
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-B, 4.00% 6/1/2054		5,220	4,738
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)		3,000	3,069
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2037		1,700	1,840
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045		3,335	3,220
County of Arlington, Industrial Dev. Auth., Multifamily Housing Rev. Bonds (Park Shirlington Apartments), Series 2023-A, 5.00% 1/1/2026		1,935	1,977
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 7/1/2044		5,750	5,752
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 7/15/2047		2,525	2,534
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 4.875% 7/15/2040		2,000	2,077
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 3.00% 2/1/2037		5,000	4,586
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2023-A, 5.00% 2/1/2039		1,900	2,149
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 1/1/2034		1,000	1,221
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2/1/2029		11,000	11,750
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014-A, 5.00% 9/1/2025 (preref. 9/1/2024)		2,355	2,359
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2026		900	918
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 9/1/2028		2,600	2,652
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 9/15/2028		5,755	5,642
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 5/15/2025		2,000	2,033
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2037		1,525	1,582
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 10/1/2041		1,520	1,532
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health System Project), Series 2022, 4.00% 5/15/2042		11,000	11,115
County of Fairfax, Public Improvement Bonds, Series 2022-A, 4.00% 10/1/2026		5,460	5,586
County of Fairfax, Sewer Rev. Bonds, Series 2024-A, 5.00% 7/15/2054		1,500	1,659
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2032		1,010	1,042
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, Assured Guaranty Municipal insured, 5.375% 7/1/2053 (put 7/1/2043)		5,350	5,714
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033		705	726
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038		5,280	5,385
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040		6,340	6,440
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043		2,900	2,915
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048		6,390	6,344
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050		10,500	10,356
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055		11,000	10,704
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059		19,410	18,741

American Funds Tax-Exempt Income Funds	192

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 6/15/2032 (preref. 6/15/2025)	USD	1,000	$1,017
County of Halifax, Electric and Power Co. Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Eclectic and Power Co. Project), Series 2010-A, 3.80% 12/1/2041 (put 5/28/2027)		9,850	9,979
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2024-B, 5.00% 7/1/2049		1,750	1,928
Hampton Roads Sanitation Dist., Wastewater Rev. Bonds, Series 2024-B, 5.00% 7/1/2054		1,500	1,639
Hampton Roads, Transportation Accountability Commission, Bond Anticipation Notes (Hampton Roads Transportation Fund), Series 2021-A, 5.00% 7/1/2026 (escrowed to maturity)		2,750	2,855
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 3.00% 10/1/2035		440	407
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2045		1,420	1,351
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034		6,150	6,300
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 3.125% 12/1/2024		100	100
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047		1,150	1,158
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of Richmond), Series 2020, 4.00% 10/1/2033		500	506
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.40% 9/1/2045		2,165	1,539
Housing Dev. Auth., Rental Housing Bonds, Series 2020-G, 2.625% 11/1/2053		1,190	780
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty Municipal insured, 5.25% 7/1/2043		1,665	1,852
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty Municipal insured, 5.25% 7/1/2048		2,900	3,174
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, 5.25% 7/1/2053		3,125	3,395
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-3, 5.25% 12/1/2027		840	844
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-2, 5.50% 12/1/2028		905	909
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2025		200	199
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2042		1,120	1,070
City of Lexington, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Kendal at Lexington), Series 2022, 4.00% 1/1/2048		2,310	2,094
County of Loudoun, Community Dev. Auth., Special Assessment Bonds (Dulles Town Center Project), Series 2012, 4.25% 3/1/2026		655	646
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 0.75% 11/1/2035 (put 9/2/2025)		10,875	10,351
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 3.65% 11/1/2035 (put 9/2/2025)		1,000	1,010
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051		8,800	6,777
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2055		3,960	3,755
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 10/1/2031		2,000	2,082
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2024		160	160
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.125% 12/1/2026		200	195
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038		500	504
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[2]		15,250	15,257
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[2]		41,100	41,141
City of Norfolk, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Braywood Manor Apartments), Series 2023, 5.00% 5/1/2043 (put 5/1/2026)		2,145	2,204
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 11/1/2044		1,000	1,004
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030		2,505	2,498

193	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029	USD	315	$315
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 8/1/2026		1,140	1,164
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 8/1/2027 (preref. 8/1/2024)		2,000	2,000
Public Building Auth., Public Facs. Rev. Bonds, Series 2024-A, 5.00% 8/1/2034		3,000	3,540
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 8/1/2040 (preref. 8/1/2030)		15	16
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2024-B, 5.00% 8/1/2025		10,000	10,212
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2026		2,000	2,041
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 8/1/2028		2,000	2,039
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 10/1/2030 (preref. 10/1/2025)		1,750	1,792
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027		870	874
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 11/1/2027 (preref. 11/1/2024)		130	131
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 7/1/2051		2,415	2,347
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2032		2,500	2,529
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037		2,105	2,125
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042		2,960	2,973
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047		4,000	4,005
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052		5,000	4,962
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026		235	229
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2036		1,710	1,677
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041		2,720	2,551
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051		9,975	8,671
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2026		1,725	1,755
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2027		500	516
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2033		1,665	1,768
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034		2,425	2,575
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2035		1,610	1,709
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2037		2,370	2,379
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2038		5,000	4,985
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045		24,010	22,595
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051		25,755	23,348
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, Series 2015, 5.00% 6/1/2026		2,000	2,034
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 7/1/2028		5,000	5,094
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029		7,205	7,490
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030		2,000	2,079
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2025		1,115	1,141
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 1/1/2035		1,000	1,016
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 0.75% 10/1/2040 (put 9/2/2025)		12,875	12,255
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 3.80% 11/1/2040 (put 5/28/2027)		3,325	3,369
			433,951

American Funds Tax-Exempt Income Funds	194

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington 2.25%
Bethel School Dist. No. 403, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.00% 12/1/2025	USD	420	$426
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036		13,500	12,468
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 4.00% 11/1/2046		4,000	3,981
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 11/1/2050 (preref. 11/1/2025)		9,000	9,235
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043		6,200	6,377
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048		4,000	4,076
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 4.00% 7/1/2058		5,230	4,705
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058		12,750	12,878
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2043		1,140	1,109
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2023-A, 5.00% 7/1/2038		10,435	11,910
Energy Northwest, Electric Rev. Ref. Bonds (Columbia Generating Station), Series 2024-A, 5.00% 7/1/2040		5,000	5,704
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021-A-2, 4.00% 12/1/2045[2]		1,200	1,134
G.O. Bonds, Series 2017-A, 5.00% 8/1/2036		5,000	5,164
G.O. Bonds, Series 2017-A, 5.00% 8/1/2037		2,500	2,581
G.O. Bonds, Series 2022-A, 5.00% 8/1/2039		15,330	16,968
G.O. Bonds, Series 2016-A-1, 5.00% 8/1/2040		4,750	4,817
G.O. Bonds, Series 2018-C, 5.00% 2/1/2041		2,000	2,095
G.O. Bonds, Series 2018-A, 5.00% 8/1/2041		780	812
G.O. Bonds, Series 2018-A, 5.00% 8/1/2042		4,000	4,159
G.O. Bonds, Series 2023-A, 5.00% 8/1/2044		4,000	4,387
G.O. Bonds, Series 2024-A, 5.00% 8/1/2046		16,690	18,296
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 8/1/2035		3,000	3,152
County of Grant Public Utility Dist. No. 2, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project), Series 2023-A, 5.00% 1/1/2039		1,000	1,128
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 1/1/2042		1,200	1,252
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2020-R, 2.00% 1/1/2044 (put 12/1/2025)		1,500	1,470
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 8/1/2049 (put 8/1/2025)		5,000	5,040
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 1/1/2026 (preref. 7/1/2025)		1,500	1,525
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 8/15/2033		2,480	2,503
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 8/15/2037		2,500	2,599
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 8/15/2041		5,000	4,771
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 10/1/2045		505	461
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-D, 5.00% 10/1/2041		9,480	9,481
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044		19,155	19,157
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044 (preref. 10/1/2024)		6,765	6,782
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 10/1/2047		10,315	10,590
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032		3,825	3,914
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2033		1,000	1,022
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2036		2,965	3,018
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2037		1,205	1,225
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2031 (preref. 12/1/2026)		4,625	4,814
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)		1,000	1,041
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)		1,000	1,041
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)		2,180	2,269
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2028		1,500	1,515
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2029		1,750	1,768
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 7/1/2030		1,500	1,515
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2029		1,700	1,789
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 10/1/2033		3,000	3,137
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Grata at Totem Lake Apartments Project), Series 2022-B, 2.25% 9/1/2025 (put 3/1/2025)		3,925	3,882

195	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington (continued)
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[8]	USD	12,665	$551
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		44,326	41,177
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.449% 4/20/2037[1]		45,478	4,876
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037		49,575	44,758
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2025		655	661
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2026		290	296
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2027		705	729
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2038		1,590	1,705
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2043		2,225	2,339
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2025[2]		240	240
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2027[2]		110	110
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2028[2]		250	252
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2029[2]		160	161
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[2]		2,300	2,300
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[2]		3,400	3,269
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[2]		2,820	2,618
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 12/1/2030		975	965
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 12/1/2035		1,400	1,177
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 12/1/2040		1,750	1,443
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 12/1/2043		975	788
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 6/1/2047		1,165	1,158
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047		225	225
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048		2,050	2,048
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049		3,890	3,887
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049		5,055	4,917
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		5,345	5,178
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052		3,425	3,563
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[2]		9,850	10,197
Kelso School Dist. No. 458, G.O. Bonds, Series 2019, 4.00% 12/1/2038		1,680	1,716
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[2]		40,335	32,818
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[2]		18,345	13,976
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]		22,180	15,652
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[2]		10,375	7,058
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[2]		4,740	4,154
County of King, Sewer Rev. Ref. Bonds, Series 2015, 5.00% 7/1/2040 (preref. 1/1/2025)		2,550	2,572
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2036		2,500	2,582
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 8/1/2040		2,500	2,572
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026		2,040	1,921
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2018-A, 4.00% 1/1/2040		10,890	10,967
City of Seattle, Municipal Light and Power Improvement Rev. Green Bonds, Series 2020-A, 4.00% 7/1/2034		1,785	1,857
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2030 (preref. 5/1/2025)		3,670	3,696
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2033 (preref. 5/1/2025)		4,965	5,001
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2034 (preref. 5/1/2025)		2,145	2,160
City of Seattle, Municipal Light and Power Rev. Bonds, Series 2015-A, 4.00% 5/1/2035 (preref. 5/1/2025)		5,160	5,197
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2025		3,770	3,849
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 12/1/2051		15,270	16,349

American Funds Tax-Exempt Income Funds	196

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington (continued)
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2049	USD	1,000	$1,087
City of Tacoma, Electric System Rev. Green Bonds, Series 2024-A, 5.00% 1/1/2054		3,000	3,234
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 4.00% 12/1/2041		3,205	3,227
Various Purpose G.O. Rev. Ref. Bonds, Series 2022-R-C, 4.00% 7/1/2026		8,000	8,174
			526,550

West Virginia 0.08%
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 5.00% 6/1/2038		950	1,048
Hospital Fin. Auth., Hospital Rev. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2023-A, 4.125% 6/1/2042		5,250	5,251
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 6/1/2052		1,000	1,022
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 1/1/2038		1,375	1,248
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2038		2,175	2,401
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 6/1/2043		975	1,015
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 6/1/2047		6,000	6,397
			18,382

Wisconsin 1.77%
G.O. Bonds, Series 2021-A, 5.00% 5/1/2025		2,000	2,030
G.O. Bonds, Series 2017-B, 5.00% 5/1/2036		4,000	4,058
G.O. Bonds, Series 2021-B, 4.00% 5/1/2039		1,000	1,017
G.O. Rev. Ref. Bonds, Series 2015-4, 5.00% 5/1/2026		2,500	2,511
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2035		1,580	1,807
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 7/1/2042		3,380	3,460
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 7/1/2047		2,500	2,394
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 11/15/2036		2,270	2,326
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 11/15/2046 (preref. 5/15/2026)		1,670	1,698
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 8/15/2038		2,900	3,079
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 8/15/2039		2,500	2,641
Health and Educational Facs. Auth., Rev. Bonds (Bellin Memorial Hospital, Inc.), Series 2022-A, 5.50% 12/1/2052		3,685	4,034
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 7/1/2041		1,590	1,610
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2/15/2034		1,360	1,371
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2/15/2035		1,000	1,007
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046		2,500	2,503
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2051 (put 2/15/2027)		4,035	4,121
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2/15/2052 (put 2/15/2025)		3,445	3,447
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2036		3,870	4,064
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2037		3,500	3,666
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044		29,700	30,501
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2029		500	539
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2031		500	552
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2042		5,000	5,350

197	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Utility and Infrastructure Obligated Group), Series 2022-A, 5.00% 4/1/2052	USD	10,250	$10,728
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-2, 4.20% 8/15/2028		2,955	2,950
Health and Educational Facs. Auth., Rev. Bonds (Three Pillars Senior Living Communities), Series 2024-B-1, 4.40% 8/15/2029		1,600	1,600
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2031		460	461
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2033		500	501
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 8/15/2039		12,000	12,011
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2/15/2031 (preref. 8/15/2025)		450	452
Health and Educational Facs. Auth., Rev. Ref. Bonds (ThedaCare, Inc.), Series 2015, 5.00% 12/15/2039		920	922
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 7/1/2047		4,174	3,610
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 3/1/2047		3,525	3,522
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048		2,910	2,909
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048		5,845	5,843
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 3/1/2049		3,985	4,004
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 3/1/2050		13,855	13,780
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050		6,470	6,395
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		2,720	2,647
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052		2,420	2,355
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054		7,920	8,683
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055		3,700	4,042
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)		415	410
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061[2]		250	188
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 7/1/2040		1,000	1,011
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046		1,380	1,130
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051		2,925	2,269
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056		3,710	2,802
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 4.00% 10/1/2052		12,285	11,648
Public Fin. Auth., Health Care System Rev. Bonds (Cone Health), Series 2022-A, 5.00% 10/1/2052		7,500	7,932
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, 5.00% 6/1/2034		1,000	1,072
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045		32,000	25,892
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 10/1/2044		3,000	3,119
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2031		3,115	3,172
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2032		3,250	3,309
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 6/1/2040		11,585	11,699
Public Fin. Auth., Lease Dev. Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2041		4,850	4,957
Public Fin. Auth., Pollution Control Rev. Bonds (Duke Energy Progress Project), Series 2022-A-2, 3.70% 10/1/2046 (put 10/1/2030)		24,060	23,888
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062		1,995	2,168
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2034		370	417
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.25% 7/1/2042		7,000	7,634
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.375% 7/1/2047		5,635	6,110
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.50% 7/1/2052		2,425	2,636
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055		4,130	4,527

American Funds Tax-Exempt Income Funds	198

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044	USD	1,230	$1,264
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049		1,400	1,426
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041		6,875	7,157
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051		1,025	916
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2024[2]		320	320
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[2]		1,625	1,517
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2041		3,775	3,588
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051		14,900	13,083
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050		13,515	9,967
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050		5,550	4,216
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2035		1,190	1,207
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2036		1,240	1,248
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2037		1,290	1,296
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2042		3,050	2,932
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2047		3,850	3,536
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052		1,700	1,514
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[2]		2,050	1,926
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035		1,000	1,020
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046		1,000	841
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 3.25% 1/1/2026		1,545	1,522
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 3.25% 1/1/2028		175	168
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040		3,975	4,075
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045		1,530	1,553
Public Fin. Auth., Special Rev. Bonds (Astro Texas Land Projects, Municipal Utility Dists., Brazoria, Galveston, Harris and Waller Counties), Series 2024, 5.50% 12/15/2028[2]		12,190	12,239
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2055		1,250	1,169
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 7/1/2058		2,000	2,031
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047		1,000	1,002
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.25% 7/1/2038[2]		1,335	1,466
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043[2]		1,920	2,095
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053[2]		2,075	2,255
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 7/1/2058		11,250	11,475
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2034		1,125	1,169
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[2]		1,080	916
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 4/1/2051		8,500	8,159
			415,459

Wyoming 0.05%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045		40	40
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 12/1/2046		1,100	1,099
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 6/1/2049		5,180	5,056

199	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wyoming (continued)
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	USD	1,155	$1,133
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050		825	825
Community Dev. Auth., Housing Rev. Bonds, Series 2023-1, 5.75% 6/1/2053		1,730	1,833
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054		735	804
			10,790

Total bonds, notes & other debt instruments (cost: $22,768,102,000)			22,152,418

Short-term securities 5.71%
Municipals 4.44%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 3.82% 12/15/2028[1,2]		17,040	17,040
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 4.05% 12/1/2033[1]		11,200	11,200
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 4.05% 12/1/2029[1]		20,000	20,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 4.05% 2/1/2048[1]		12,390	12,390
State of California, Foothill-De Anza Community College Dist., G.O. Bonds, 2020 Election, Series 2024-C, 5.00% 8/1/2024		220	220
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 3.85% 7/1/2035[1]		7,500	7,500
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 3.88% 7/1/2049[1]		2,800	2,800
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025		20,000	20,377
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025		7,500	7,639
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025		5,000	5,097
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-2, 3.90% 5/15/2032[1]		1,200	1,200
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale New Haven Hospital Issue), Series 2013-O, 3.71% 7/1/2053[1]		5,000	5,000
State of District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 3.74% 10/1/2050[1]		38,530	38,530
State of Florida, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2024-A, 3.52% 9/12/2024		10,000	10,000
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 3.90% 7/1/2034 (put 9/3/2024)[9]		6,800	6,800
State of Florida, County of Highlands Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-I, 3.61% 11/15/2032[1]		10,000	10,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.90% 8/1/2044[1]		20,000	20,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 4.00% 8/1/2044[1]		895	895
State of Illinois, G.O. Bonds, Series 2024-B, 5.00% 5/1/2025		745	755
State of Indiana, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.90% 5/1/2028 (put 9/3/2024)[9]		7,000	7,005
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 3.50% 12/1/2039[1]		17,320	17,320
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 3.39% 11/15/2033[1]		17,500	17,500
State of Kentucky, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.90% 4/1/2031 (put 9/3/2024)[9]		5,000	5,003
State of Kentucky, State Property and Buildings Commission, Rev. Ref. Bonds (Project No. 130), Series 2024-B, 5.00% 11/1/2024		10,000	10,047
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 4.07% 12/1/2051[1]		13,000	13,000
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 3.95% 11/1/2037[1]		7,215	7,215
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2024-A, 3.65% 9/4/2024		20,000	20,003
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 3.34% 3/1/2030[1]		13,950	13,950
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2023-A, 5.00% 8/20/2024		2,500	2,502

American Funds Tax-Exempt Income Funds	200

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Michigan, Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-A, 5.00% 7/1/2025	USD	7,100	$7,229
State of Michigan, Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2024-B, 5.00% 7/1/2025		1,900	1,933
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 3.80% 4/1/2038[1]		12,000	12,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.80% 4/1/2042[1]		30,760	30,760
State of Michigan, Regents of the University of Michigan, Rev. IAM Commercial Paper, Series 2024-B, 3.68% 8/7/2024		10,000	10,000
State of Michigan, Regents of the University of Michigan, Rev. IAM Commercial Paper, Series 2024-B, 3.49% 10/10/2024		26,460	26,460
State of Minnesota, County of Hennepin, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Labor Retreat Project), Series 2023, 4.65% 10/1/2026 (put 10/1/2024)[9]		660	660
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 3.60% 11/15/2038[1]		20,000	20,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-D, 3.37% 12/1/2030[1]		14,980	14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 4.05% 12/1/2030[1]		17,900	17,900
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 4.00% 2/15/2033[1]		2,500	2,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.95% 3/1/2040[1]		6,700	6,700
State of New Jersey, County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025		2,500	2,525
State of New York, New York City G.O. Bonds, Series 2005-E-3, 3.58% 8/1/2034[1]		13,100	13,100
State of New York, New York City G.O. Bonds, Series 2008-L-3, 4.05% 4/1/2036[1]		24,640	24,640
State of New York, New York City G.O. Bonds, Series 2010-G-4, 3.60% 3/1/2039[1]		13,615	13,615
State of New York, New York City G.O. Bonds, Series 2013-F-3, 4.05% 3/1/2042[1]		57,300	57,300
State of New York, New York City G.O. Bonds, Series 2021-2, 4.25% 4/1/2042[1]		1,680	1,680
State of New York, New York City G.O. Bonds, Series 2021-3, 4.25% 4/1/2042[1]		1,275	1,275
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 3.38% 6/15/2033[1]		16,100	16,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 3.63% 6/15/2038[1]		17,185	17,185
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 4.05% 6/15/2044[1]		34,715	34,715
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2013-AA-2, 3.60% 6/15/2046[1]		4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 4.05% 6/15/2048[1]		5,100	5,100
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 4.05% 6/15/2049[1]		800	800
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 4.05% 6/15/2050[1]		12,700	12,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 4.05% 8/1/2041[1]		29,900	29,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 4.05% 8/1/2042[1]		45,970	45,970
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 4.05% 2/1/2045[1]		10,575	10,575
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 4.02% 1/1/2032[1]		6,000	6,000
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035[1]		30,200	30,200
State of North Carolina, Medical Care Commission, Medical Care Facs. Rev. Bonds (Catholic Health East Issue), Series 2008, 3.41% 11/15/2028[1]		3,580	3,580
State of North Carolina, University of North Carolina Chapel Hill, Rev. Bonds, Series 2001, 3.01% 12/1/2025[1]		2,270	2,270
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.50% 12/1/2046 (put 8/1/2024)[9]		17,050	17,050
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2024-B, 3.57% 9/24/2024		29,145	29,151

201	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)		Principal amount (000)		Value (000)
Municipals (continued)
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 4.00% 1/1/2039[1]		USD	6,000	$6,000
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 4.14% 1/15/2045[1]			2,400	2,400
State of Ohio, Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 3.90% 11/1/2035 (put 9/3/2024)[9]			7,000	7,005
State of South Carolina, Charleston County School Dist., G.O. Bond Anticipation Notes (Sales Tax Projects - Phase V), Series 2024-B, 4.75% 5/8/2025			33,505	33,882
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 4.00% 9/1/2024			2,585	2,585
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 4.25% 6/1/2025 (put 12/1/2024)[9]			2,250	2,255
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 4.05% 5/1/2048[1]			39,200	39,200
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 4.20% 1/1/2033[1]			1,025	1,025
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 4.25% 4/1/2032[1]			3,810	3,810
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 4.25% 7/1/2038[1]			670	670
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2024-G, 3.58% 8/5/2024			15,750	15,750
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 4.05% 10/1/2024[1]			2,000	2,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 3.93% 5/15/2034[1]			5,000	5,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 3.93% 5/15/2034[1]			25,000	25,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco, Inc. Project), Series 1994, 4.05% 10/1/2024[1]			10,500	10,500
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 4.00% 11/1/2036[1]			1,750	1,750
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 3.36% 2/15/2038[1]			16,025	16,025
State of Virginia, City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2017-C, 3.65% 1/1/2047[1]			5,000	5,000
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 3.93% 7/1/2030[1]			6,465	6,465
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 4.05% 10/1/2044[1]			12,975	12,975
				1,041,338

Weighted average yield at acquisition
U.S. Treasury bills 1.27%
U.S. Treasury 9/10/2024	5.247%		300,000	298,244

Total short-term securities (cost: $1,339,286,000)				1,339,582
Total investment securities 100.22% (cost: $24,107,388,000)				23,492,000
Other assets less liabilities (0.22%)				(52,677)

Net assets 100.00%				$23,439,323

American Funds Tax-Exempt Income Funds	202

The Tax-Exempt Bond Fund of America (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	7,855	10/3/2024	USD	1,613,159	$10,557
5 Year U.S. Treasury Note Futures	Long	2,066	10/3/2024		222,902	4,036
10 Year Ultra U.S. Treasury Note Futures	Short	656	9/30/2024		(75,819)	(2,037)
10 Year U.S. Treasury Note Futures	Short	4,129	9/30/2024		(461,674)	(10,759)
30 Year Ultra U.S. Treasury Bond Futures	Short	228	9/30/2024		(29,177)	(1,079)
						$718

Restricted securities[7]

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$35,635	$35,859	.15%

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $821,636,000, which represented 3.51% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Value determined using significant unobservable inputs.
[6]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[7]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $35,859,000, which represented .15% of the net assets of the fund.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviation(s)

Agcy. = Agency
Assn. = Association
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Dists. = Districts
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

203	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund

Investment portfolio July 31, 2024

Bonds, notes & other debt instruments 92.03%	Principal amount (000)		Value (000)
Alabama 1.77%
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-C, 5.00% 11/15/2046	USD	10,000	$10,138
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2042 (preref. 1/1/2025)		335	338
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)		2,550	2,567
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2023-C, 5.50% 10/1/2054 (put 6/1/2032)		7,250	7,978
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2024-C, 5.00% 5/1/2055 (put 7/1/2031)		6,665	7,114
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)		12,975	13,039
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 8), Series 2022-A, 4.00% 12/1/2052 (put 12/1/2029)		16,915	16,909
Black Belt Energy Gas Dist., Gas Project Rev. Ref. Bonds, Series 2023-D-1, 5.50% 6/1/2049 (put 2/1/2029)		1,300	1,383
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)		315	316
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 6/1/2051 (put 12/1/2031)		10,420	10,561
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2023-B, 5.25% 12/1/2053 (put 12/1/2026)		7,830	8,499
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2023-A-1, 5.50% 11/1/2053 (put 1/1/2031)		23,025	25,060
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2023-B-1, 5.75% 4/1/2054 (put 11/1/2031)		4,740	5,267
Energy Southeast (A Cooperative Dist.), Energy Supply Rev. Bonds, Series 2024-B, 5.25% 7/1/2054 (put 6/1/2032)		28,840	31,225
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.50% 10/1/2054		2,500	2,643
City of Homewood, Educational Building Auth., Rev. Bonds (CHF - Horizons II, LLC, Student Housing & Parking Project at Samford University), Series 2024-C, 5.00% 10/1/2056		1,245	1,254
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 10/1/2049		2,985	3,120
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 11/1/2050 (put 11/1/2030)		1,965	2,201
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 10/1/2030		5,050	5,109
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2040		1,760	1,956
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2041		625	691
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2043		1,015	1,114
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2045		2,925	3,191
County of Jefferson, Sewer Rev. Warrants, Series 2024, 5.25% 10/1/2049		1,890	2,043
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 9/1/2031		1,000	1,066
County of Mobile Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (AM/NS Calvert, LLC Project), Series 2024-A, AMT, 5.00% 6/1/2054		28,520	29,226
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 3/1/2033		2,500	1,845
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 5/15/2035		10,650	10,651
South East Gas Supply Dist., Gas Supply Rev. Ref. Bonds (Project No. 2), Series 2024-B, 5.00% 6/1/2049 (put 5/1/2032)		10,010	10,665
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 11/1/2051 (put 10/1/2028)		1,415	1,426
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)		7,875	7,877
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 3), Series 2022-A-1, 5.50% 1/1/2053 (put 12/1/2029)		2,005	2,155
			228,627

American Funds Tax-Exempt Income Funds	204

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Alaska 0.28%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 2.15% 6/1/2026	USD	500	$484
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		715	778
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2033		2,000	2,012
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 1/1/2034		2,000	2,012
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2029		2,000	2,013
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds (Snettisham Hydroelectric Project), Series 2015, AMT, 5.00% 1/1/2031		1,500	1,509
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		201,395	26,687
			35,495

American Samoa 0.10%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 9/1/2038[1]		1,500	1,517
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 9/1/2038[1]		11,000	11,934
			13,451

Arizona 3.36%
Board of Regents of the Arizona State University System, Rev. Green Bonds, Series 2024-A, 5.00% 7/1/2054		3,915	4,295
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Nevada Power Company Projects), Series 2017-A, AMT, 4.125% 9/1/2032 (put 3/31/2026)		1,000	998
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 7/1/2033		475	387
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 11/15/2026		275	267
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 11/15/2036		600	545
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 11/15/2046		1,545	1,318
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 4.00% 7/1/2028		370	359
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2033		945	950
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 7/1/2048		850	782
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 5/15/2056		4,000	3,667
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2025		160	159
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 4.00% 5/15/2026		650	642
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 5/15/2039		2,250	2,252
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.81%) 4.382% 1/1/2037[2]		9,250	8,967
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2037		1,100	1,111
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2038		600	603
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2039		750	752
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2040		800	797
‘Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 11/1/2050		2,500	2,339
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2041		270	261
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2051		820	752
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 7/1/2061		5,080	4,511

205	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2041	USD	1,750	$1,689
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2051		6,625	6,076
Industrial Dev. Auth., Education Fac. Rev. Bonds (KIPP NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 7/1/2061		6,170	5,479
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2039[1]		4,400	4,412
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2049[1]		7,900	7,648
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 7/1/2054[1]		6,000	5,740
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-A, 4.00% 7/1/2042		15,875	14,346
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.25% 7/1/2042		3,540	3,304
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2052		5,420	4,934
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence Projects), Series 2022-B, 4.50% 7/1/2057		2,745	2,453
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 7/1/2038[1]		1,400	1,428
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2039[1]		780	791
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 7/1/2047[1]		2,230	2,237
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 7/1/2048[1]		2,500	2,533
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2049[1]		2,900	2,879
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 7/1/2051[1]		570	573
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 7/1/2053[1]		3,750	3,805
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 7/1/2054[1]		2,000	1,969
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 7/1/2027[1]		1,380	1,375
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2037[1]		675	684
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 7/1/2037[1]		1,500	1,518
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2047[1]		2,135	2,132
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2047[1]		2,125	2,122
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 7/1/2047[1]		3,200	3,214
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 7/1/2050[1]		13,580	13,657
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 7/1/2051[1]		5,000	4,941
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 7/1/2051[1]		1,550	1,532
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 7/15/2029		620	602
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2039		4,125	4,183
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 7/15/2049		5,785	5,802
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2040[1]		1,850	1,690
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 7/15/2050[1]		2,580	2,182
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2038[1]		1,960	2,008
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 7/15/2048[1]		3,230	3,279
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Sloan Canyon Campus Project), Series 2020-A-1, 5.00% 7/15/2040[1]		2,260	2,286
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Northern Nevada Project), Series 2022-A, 4.50% 7/15/2029[1]		5,170	4,955

American Funds Tax-Exempt Income Funds	206

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 3.00% 12/15/2031[1]	USD	830	$763
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Aliante and Skye Canyon Campus Projects), Series 2021-A, 4.00% 12/15/2051[1]		1,200	988
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 12/15/2029[1]		420	410
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2039[1]		440	444
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 12/15/2049[1]		800	780
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 1.016% 5/20/2033[2,3]		158,894	6,346
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 5/20/2033		35,726	33,921
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 4.375% 2/15/2028[1]		795	782
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2/15/2046[1]		5,400	5,114
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2038[1]		2,000	2,107
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 7/1/2052[1]		3,625	3,737
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.10% 7/1/2026[1]		635	616
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 2.625% 7/1/2031[1]		3,380	3,115
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2039[1]		3,500	3,620
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2041[1]		1,020	982
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 3.50% 7/1/2044[1]		7,000	5,985
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 7/1/2045		3,075	3,171
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2049[1]		3,500	3,564
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 7/1/2050		3,620	3,210
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2051[1]		2,490	2,220
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 7/1/2054[1]		3,475	3,524
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 7/1/2056[1]		1,350	1,175
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2036[1]		3,250	3,274
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 7/1/2047[1]		10,580	10,437
County of Maricopa, Industrial Dev. Auth., Facs. Rev. Bonds (Commercial Metals Co. Project), Series 2022, AMT, 4.00% 10/15/2047[1]		14,645	13,537
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-E, 3.00% 1/1/2049		3,000	2,373
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2/1/2040		2,000	1,838
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Palo Verde Project), Series 2009-B, 3.60% 4/1/2040		2,625	2,411
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Public Service Co. of New Mexico Palo Verde Project), Series 2003-A, 3.875% 1/1/2038 (put 6/1/2029)		1,335	1,355
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-A, 2.40% 6/1/2035		4,000	3,383
Maricopa County Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 2.40% 6/1/2035		3,310	2,799
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2035[1]		6,330	6,371
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2035[1]		1,500	1,510

207	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 7/1/2045[1]	USD	8,220	$8,226
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 7/1/2046[1]		7,100	7,102
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 7/1/2026[1]		1,160	1,162
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2035[1]		3,540	3,573
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2041[1]		15,075	15,291
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 7/1/2045[1]		2,250	2,261
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 7/1/2046[1]		2,800	2,827
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2034[1]		600	604
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[1]		8,500	7,516
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2041[1]		740	654
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2051[1]		2,280	1,863
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 6/15/2057[1]		695	557
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2039[1]		655	656
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2049[1]		1,230	1,191
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2019, 5.00% 6/15/2052[1]		2,150	2,087
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2029[1]		300	304
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2034[1]		400	403
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2039[1]		500	501
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 7/1/2049[1]		1,500	1,452
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2051[1]		4,500	3,678
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 6/15/2057[1]		5,415	4,339
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.75% 11/15/2042[1]		3,000	3,277
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 6.875% 11/15/2052[1]		8,500	9,208
County of Pima, Industrial Dev. Auth., Senior Living Rev. Bonds (La Posada at Pusch Ridge Project), Series 2022-A, 7.00% 11/15/2057[1]		6,250	6,785
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Series 2021-B, AMT, 5.50% 10/1/2033[4]		5,854	5,783
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1, LLC Project), Capital Appreciation Bonds, Series 2021-B, AMT, 5.50% 10/1/2033[1,4]		14,522	14,346
City of Sierra Vista, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2023, 5.75% 6/15/2058[1]		1,725	1,765
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2038		7,185	6,815
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 12/1/2046		5,500	4,805
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-B, 4.00% 12/1/2056		2,130	1,743
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2050		1,600	1,586

American Funds Tax-Exempt Income Funds	208

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Arizona (continued)
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 12/1/2054	USD	1,850	$1,810
County of Yavapai, Industrial Dev. Auth., Hospital Rev. Bonds (Yavapai Regional Medical Center), Series 2019, 4.00% 8/1/2043		1,060	1,020
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027		4,515	4,095
			432,319

Arkansas 0.40%
Dev. Fin. Auth., Environmental Improvement Rev. Bonds (United States Steel Corp. Project), Series 2022, AMT, 5.45% 9/1/2052		6,500	6,724
Dev. Fin. Auth., Environmental Improvement Rev. Green Bonds (United States Steel Corp. Project), Series 2023, AMT, 5.70% 5/1/2053		11,905	12,523
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049[1]		27,305	26,998
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049[1]		5,250	5,264
			51,509

California 5.97%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[4]		595	347
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037)[4]		1,975	1,147
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[4]		2,265	1,285
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2027		100	102
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2031		150	153
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2032		160	163
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2033		320	327
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 4/1/2047 (put 4/1/2025)		9,405	9,341
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049		1,490	1,617
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, (Los Angeles County Securitization Corp.), Series 2020-B-1, 5.00% 6/1/2049		655	670
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2035		690	455
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2036		750	470
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2040		5,000	2,632
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042		8,000	3,788
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		16,175	16,346
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		7,025	7,458
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-C, 5.25% 1/1/2054 (put 10/1/2031)		2,000	2,145
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)		15,500	16,772
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)		3,515	3,783
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[1]		6,670	5,778
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[1]		40,155	33,123
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[1]		8,605	7,332

209	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (Summit at Sausalito Apartments), Series 2021-A-2, 4.00% 2/1/2050[1]	USD	2,000	$1,568
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051[1]		31,075	14,039
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2034		1,000	686
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2036		1,100	692
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2029		615	616
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 9/1/2030		640	638
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[1]		1,770	1,361
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[1]		9,205	7,086
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 5/1/2057[1]		2,000	1,470
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[1]		13,000	10,089
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 3/1/2057[1]		6,000	4,363
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[1]		2,390	1,840
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2/1/2057[1]		3,000	2,182
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 6/1/2048[1]		6,400	4,636
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[1]		12,265	9,720
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 12/1/2059[1]		3,000	1,900
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Jefferson-Anaheim), Series 2021-A-1, 2.875% 8/1/2041[1]		830	777
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[1]		6,150	5,233
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-B, 4.00% 7/1/2058[1]		7,250	5,150
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-A-2, 3.125% 7/1/2056[1]		11,970	8,365
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Monterey Station Apartments), Series 2021-B, 4.00% 7/1/2058[1]		10,000	7,082
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[1]		21,010	18,812
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[1]		14,795	10,435
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[1]		3,460	2,801
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[1]		5,000	3,640
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[1]		30,245	23,384
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (The Link - Glendale), Series 2021-A-2, 4.00% 7/1/2056[1]		17,000	13,184
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[1]		4,020	2,928
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Towne - Glendale), Series 2022-B, 5.00% 9/1/2037[1]		1,000	1,028
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[1]		14,600	12,693
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[1]		58,300	47,458
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[1]		16,660	10,533

American Funds Tax-Exempt Income Funds	210

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045	USD	780	$709
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		780	682
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047		3,150	3,051
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044		1,450	1,549
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[1]		500	436
Escondido Union High School Dist., G.O. Bonds, 2014 Election, Series 2015-A, 4.25% 2/1/2045 (preref. 8/1/2025)		1,000	1,014
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2038		1,210	698
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2039		1,000	550
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2040		1,000	521
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 1/15/2034		1,000	715
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 1/15/2035		1,000	689
G.O. Bonds, Series 2024, 5.00% 9/1/2048		2,535	2,835
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2066		43,000	4,960
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[1]		29,235	27,865
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Convertible Capital Appreciation Bonds, Series 2020-B, 0% 7/1/2061 (6.75% on 7/1/2035)[1,4]		10,000	4,844
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051		6,500	5,108
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2045		5,570	5,467
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 5/15/2051		1,750	1,734
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[2,3]		29,355	382
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035		6,622	6,846
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035[2,3]		15,109	689
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.798% 11/20/2035[2,3]		59,822	2,856
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		10,815	10,381
Housing Fin. Agcy., Municipal Certs., Series 2021-3, Class X, interest only, 0.764% 8/20/2036[3]		31,600	1,589
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		14,057	13,203
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class X, 0.297% 9/20/2036[2]		102,649	2,473
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036		13,837	14,500
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 9/15/2036		1,000	1,012
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]		5,110	5,030
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[1]		38,730	2,694
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032		350	355
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2033		590	599
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2034		615	624
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2035		375	381
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2036		350	351
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		1,100	993
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027		70	71
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031		2,685	2,715
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2035		3,330	3,365
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040		120	117
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		275	259
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049		675	610
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 9/1/2035		715	716
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040		2,865	2,484
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)		135	132

211	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2042	USD	1,020	$1,069
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047		905	934
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052		800	822
Morongo Band of Mission Indians (The), Rev. Ref. Bonds, Series 2018-B, 5.00% 10/1/2042[1]		11,415	11,525
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044		370	388
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hisperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2049		510	529
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054		540	556
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059		445	462
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036		750	759
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046		1,745	1,749
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 11/1/2035[1]		2,035	2,068
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[1]		5,600	5,653
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[1]		750	751
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2039		1,200	1,201
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049		1,000	1,000
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040		2,535	2,235
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050		2,330	1,935
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 3.00% 2/1/2046		1,685	1,336
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 4.00% 2/1/2051		4,410	4,041
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2046		2,000	1,616
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049		5,125	4,026
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 10/1/2029[1]		400	394
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2049[1]		1,525	1,499
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[1]		1,100	1,055
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047		6,855	6,282
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2026		1,065	1,062
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 4/1/2030		1,000	1,001
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030		240	245
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044[1]		175	182
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054[1]		235	244
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059[1]		150	157
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039		425	433
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2042		465	420
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052		500	414
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[1]		525	517
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[1]		2,000	1,836
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)		2,250	2,359
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)		2,160	2,179
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 7/15/2029		14,575	14,581
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-2, 4.00% 8/1/2047[1]		1,725	1,453
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[1]		12,990	9,797
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[1]		3,280	2,765
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 12/1/2056[1]		5,990	4,385

American Funds Tax-Exempt Income Funds	212

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046	USD	290	$285
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051		3,470	2,675
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054		805	604
Newport-Mesa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017, 0% 8/1/2044		1,780	767
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 4.46% 7/1/2027[2]		4,310	4,312
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045		560	565
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037		1,260	1,357
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042		600	634
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047		970	1,004
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052		2,350	2,421
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053		845	903
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 4/1/2049		500	364
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		220	203
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,175	1,012
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 11/1/2039		1,000	965
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029		2,750	2,275
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031		2,500	1,907
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside), LP Desalination Project), Series 2012, AMT, 5.00% 11/21/2045[1]		3,250	3,257
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)		685	670
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[1]		665	656
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 5/15/2029[1]		1,575	1,551
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[1]		625	627
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[1]		1,000	940
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[1]		910	832
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[1]		645	580
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049		1,230	1,366
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037		500	498
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2038		3,750	3,884
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048		4,545	4,599
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2022, 5.75% 9/1/2052		4,250	4,381
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Phase 2 Public Improvements), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,000	872
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041		1,015	958
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046		1,530	1,380

213	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051	USD	2,695	$2,349
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2039		1,810	1,908
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044		1,000	982
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054		580	585
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 10/1/2039		4,210	2,269
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029		1,000	1,014
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030		455	461
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2031		595	602
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033		500	506
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052		4,695	4,760
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052		4,285	4,417
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.55%) 4.389% 6/1/2034[2]		4,855	4,664
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2027		355	365
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2028		785	808
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2029		245	252
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2030		245	251
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2036		3,580	3,600
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2024-A-2, AMT, 5.25% 5/1/2049		1,300	1,409
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		2,155	1,974
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,140	1,032
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2042[1]		2,005	1,885
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[1]		1,500	1,313
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054		2,625	2,908
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2036[1]		440	426
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[1]		6,285	5,345
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.25% 9/1/2038[1]		1,260	1,372
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.50% 9/1/2043[1]		650	705
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Office Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053[1]		940	1,017
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.75% 9/1/2053[1]		770	828
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2044		840	843
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2031		665	691

American Funds Tax-Exempt Income Funds	214

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050	USD	3,270	$2,606
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 3.00% 6/15/2045		2,850	2,345
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2052[1]		1,250	1,262
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[1]		1,170	1,173
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[1]		800	799
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[1]		2,000	2,017
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[1]		750	756
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[1]		1,000	971
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2028[1]		585	603
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2043[1]		760	769
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[1]		1,850	1,851
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 6/1/2047[1]		750	752
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[1]		250	251
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2037[1]		360	365
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[1]		1,470	1,472
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042[1]		415	439
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[1]		3,315	3,413
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[1]		440	453
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2052[1]		2,350	2,351
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047[1]		1,460	1,464
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 7/1/2025[1]		235	235
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[1]		1,000	1,005
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2027		100	97
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 9/1/2028		120	115
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2030		175	165
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 9/1/2031		460	430
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, Assured Guaranty insured, 4.50% 12/1/2030		120	121
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)		1,340	1,433
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045		850	853
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 11/1/2043[1]		2,700	2,704
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051		6,230	4,782
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[1]		275	287
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[1]		370	378
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044		5,575	5,592
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 12/1/2054		1,895	1,901

215	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 12/1/2056[1]	USD	14,100	$14,262
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[1]		720	742
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[1]		1,290	1,285
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[1]		2,610	2,652
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[1]		3,750	3,766
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2023, 5.75% 9/2/2053		4,495	4,710
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032		3,825	3,544
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031		935	935
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2037		1,300	1,297
			768,640

Colorado 9.38%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 12/15/2047[5]		513	475
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 12/1/2037		1,621	1,515
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 12/1/2047		2,507	2,254
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 12/15/2047[5]		2,488	2,489
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2038		840	843
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 12/1/2047		1,200	1,179
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 12/15/2047[5]		670	645
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 12/1/2027		606	595
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2037		1,055	1,057
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 12/1/2047		3,170	3,119
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 4.00% 12/1/2031		424	378
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2041		2,387	2,064
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 12/1/2050		4,500	3,711
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-B, 7.90% 12/15/2050[5]		1,125	1,034
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2039[1]		1,985	1,986
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 12/1/2049[1]		3,000	2,913
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		2,906	2,822
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 12/15/2049[5]		816	787
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2041[1]		1,000	712
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 12/1/2051[1]		14,200	8,397
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 12/1/2044		2,363	2,311
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]		3,945	3,821

American Funds Tax-Exempt Income Funds	216

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2049	USD	7,530	$7,170
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[5]		5,000	4,129
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax G.O. and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 12/1/2049		3,644	3,365
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2026		840	827
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2031		555	524
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 12/1/2041		2,100	1,757
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 12/1/2055		11,670	8,925
County of Arapahoe, Forest Trace Metropolitan Dist. No. 3, G.O. Limited Tax Bonds. Series 2023-B, 9.00% 12/15/2047[1]		1,047	1,066
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 12/1/2027		1,241	1,240
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 12/1/2051[5]		5,960	5,295
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2033		1,685	1,739
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 10/1/2043		4,000	4,084
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 12/1/2040		5,000	4,114
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2039		3,810	3,431
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 12/1/2049		5,525	4,504
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2035		2,000	2,006
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 12/1/2046		1,000	959
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-B-3, 8.25% 12/15/2050[1,5]		606	585
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 12/1/2050[1]		3,170	2,945
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]		1,625	1,509
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040		1,000	988
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050		4,065	3,820
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		29,160	26,984
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 12/1/2031		566	548
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 12/1/2046		3,140	3,083
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (5.25% on 12/1/2027)[4]		14,150	8,785
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 12/1/2027		500	498
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 12/15/2049[5]		933	938
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021, 0% 12/1/2051 (6.00% on 12/1/2027)[4]		58,557	37,843
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021-A-3, 4.50% 12/1/2051[1,5]		6,380	4,706
City of Aurora, Inspiration Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 12/15/2036		761	700
City of Aurora, Painted Prairie Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.25% 12/1/2048		2,000	1,964
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 12/1/2048		13,770	13,786
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-B, 7.25% 12/15/2051[5]		524	486
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 12/1/2041		3,100	2,547

217	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 12/1/2051	USD	3,275	$2,595
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 5.25% 12/1/2051[5]		10,415	9,409
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2037		2,265	2,285
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2037		600	605
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 12/1/2047		3,085	3,087
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021-A-1, 4.125% 12/1/2031		800	733
City of Aurora, Transport Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-1, 0% 12/1/2051 (5.50% on 12/1/2025)[4]		3,000	2,384
City of Aurora, Velocity Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2022-B, 8.00% 12/15/2039[5]		14,190	13,485
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 12/1/2041		2,135	1,786
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 12/1/2051		17,480	13,385
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Convertible Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2036 (4.375% on 12/1/2027)[4]		7,370	5,553
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.50% 12/1/2051[5]		4,160	3,310
Berthoud-Heritage Metropolitan Dist. No. 1, Limited Tax Supported Rev. Bonds, Series 2019, 5.625% 12/1/2048		2,000	2,004
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2040		1,030	970
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2050		10,230	9,216
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051		3,000	2,606
City of Brighton, Ridgeline Vista Metropolitan Dist., G.O. Limited Tax Bonds, Series 2021-A, 5.25% 12/1/2060		2,500	2,122
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2023-B, 8.25% 12/15/2039		9,500	9,878
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 5.125% 12/1/2050[5]		5,389	4,533
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 12/1/2051		4,000	3,928
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-B, 7.50% 12/15/2051[5]		2,190	2,102
City and County of Broomfield, BBC Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.75% 12/1/2051[5]		15,745	12,782
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2021-A-2, 5.00% 12/1/2049[1]		721	696
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Ref. Bonds, Series 2021-A-1, 5.00% 12/1/2049[1]		2,878	2,779
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 12/1/2031		1,969	1,774
City and County of Broomfield, Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051		575	498
City and County of Broomfield, Highlands Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]		5,975	5,955
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 12/15/2025		1,649	1,622
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 12/15/2046		4,950	4,438
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 12/15/2050		4,200	3,821
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2019, 7.25% 12/15/2049[5]		8,424	8,058
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.50% 12/1/2051[5]		38,562	31,853
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 5.00% 12/1/2050[5]		4,720	3,985
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 4.50% 12/1/2050[5]		2,830	2,167
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030		5,140	5,140
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2036		1,620	1,605
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2046		5,200	4,960
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, 5.00% 12/15/2044		120	130
Colorado Springs School Dist. No. 11, Certs. Of Part., Series 2024, 5.25% 12/15/2048		840	923

American Funds Tax-Exempt Income Funds	218

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2051[1,5]	USD	3,500	$2,855
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A-2 4.00% 12/1/2030		1,630	1,574
City of Colorado Springs, Colorado Crossing Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A-2 5.00% 12/1/2050		3,500	3,379
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 12/1/2029		10,157	9,709
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2039		2,000	1,939
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 12/1/2043		7,565	7,130
City of Colorado Springs, Gold Hill Mesa Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2022-B, 7.00% 12/15/2039[5]		3,751	3,759
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2051[5]		3,196	2,277
City of Colorado Springs, Mountain Vista Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 12/1/2050[1,5]		12,000	9,900
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-B, 7.625% 12/15/2051[1,5]		1,651	1,538
City of Colorado Springs, Vistas at West Mesa Metropolitan Dist., Limited Tax Rev. Ref. and Improvement G.O. Bonds, Series 2023, 7.50% 12/1/2053[5]		2,635	2,430
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 12/15/2047[5]		1,638	1,642
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2041		1,052	974
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051		570	510
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 12/1/2044		11,501	8,635
Crowfoot Valley Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-A, 5.75% 12/1/2048		2,000	2,003
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 12/1/2048		2,473	2,333
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 4.125% 11/15/2053		2,750	2,641
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2040[1]		2,860	2,795
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 12/1/2049[1]		8,085	7,731
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Convertible Capital Appreciation Bonds, Series 2019-B, 0% 12/1/2049 (7.50% on 12/1/2027)[4]		20,665	13,700
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Bonds, Series 2022, 7.50% 12/15/2051[5]		16,508	15,973
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 12/1/2046		15,475	15,550
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 8/1/2034		605	402
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		9,580	8,865
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 10/1/2032		30,345	30,349
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 12/1/2051[5]		6,000	4,901
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2026		1,700	1,736
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2027		2,500	2,553
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 12/1/2033		1,000	1,020
City and County of Denver, Water Rev. Bonds, Series 2016-A, 3.00% 9/15/2045		2,500	2,027
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 12/1/2024		2,000	2,002
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[1]		6,300	6,364
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 12/1/2039[1]		3,140	3,172
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.50% 12/1/2051[5]		16,000	14,340
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2041		1,550	1,436

219	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 12/1/2051	USD	2,500	$2,211
County of Douglas, Cielo Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-3, 5.25% 12/1/2050[5]		2,500	2,185
County of Douglas, Hilltop Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, AMT, 6.25% 12/1/2050		1,655	1,569
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 3.921% 9/1/2039 (put 9/1/2024)[2]		1,020	1,020
E-470 Public Highway Auth., Rev. Bonds, Series 2024-B, 4.321% 9/1/2039 (put 9/1/2026)[2]		8,660	8,657
E-470 Public Highway Auth., Rev. Bonds, Series 2024-A, 5.00% 9/1/2040		1,050	1,184
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 9/1/2037		5,065	2,686
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 4.75% 4/1/2034[1]		1,000	1,044
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.25% 4/1/2039[1]		1,000	1,044
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.50% 4/1/2044[1]		625	650
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.80% 4/1/2054[1]		4,955	5,167
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Ascent Classical Academy Charter Schools, Inc. Project), Series 2024, 5.75% 4/1/2059[1]		3,710	3,835
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2041		85	81
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2051		300	267
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 5/1/2061		495	423
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2/1/2034[1]		300	306
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (University of Denver), Series 2007, National insured, 5.25% 3/1/2025		450	455
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2019, 6.00% 12/1/2049[1,5]		4,965	4,947
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051		2,870	2,330
County of El Paso, Wagons West Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, 5.00% 12/1/2049		1,185	1,063
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 4.50% 12/1/2031		530	524
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2041		1,250	1,259
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-A, 5.00% 12/1/2051		3,280	3,169
County of El Paso, Waterview II Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022-B-3, 8.00% 12/15/2051[5]		2,916	2,900
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2041[1]		1,700	1,657
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 12/1/2051[1]		3,000	2,748
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 12/1/2049		6,200	6,019
Town of Elizabeth, Highway 86 Metropolitan Dist., Limited Tax G.O. Cash Flow Bonds, Series 2021-A-3, 5.125% 12/1/2051[5]		1,015	879
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 6.95% 12/15/2054[5]		3,100	2,983
Town of Erie, Four Corners Business Improvement Dist., Limited Tax Rev. Bond, Series 2022, 6.00% 12/1/2052		4,000	4,101
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.25% 12/1/2051[5]		2,450	1,931
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2040		1,000	919
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021-A-1, 5.00% 12/1/2050		2,000	1,760
Town of Erie, Westerly Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 12/1/2050 (5.20% on 12/1/2026)[4]		1,000	743
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		13,573	11,844
First Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 8/1/2049		1,085	1,088
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		4,445	4,102
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.625% 12/1/2051[5]		10,130	7,970
City of Fort Lupton, Murata Farms Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2022, 6.125% 12/1/2051[5]		4,205	3,972

American Funds Tax-Exempt Income Funds	220

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 12/1/2045[1,5]	USD	2,290	$1,922
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		21,875	20,012
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 12/1/2051[5]		25,000	22,011
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.375% 12/1/2051[5]		12,538	11,139
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2032[1]		605	624
City of Greenwood Village, Fiddler’s Business Improvement Dist., G.O. Rev. Ref. Bonds, Series 2022, 5.55% 12/1/2047[1]		5,505	5,677
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 8/1/2043		11,100	9,083
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 6/1/2047 (preref. 6/1/2027)		3,520	3,716
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 3.00% 11/15/2051		7,375	5,679
Health Facs. Auth., Rev. Bonds (Covenant Living Communities and Services), Series 2020-A, 4.00% 12/1/2050		750	673
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 12/1/2048		2,480	2,524
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2044		810	878
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2045		1,690	1,825
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2024-A, 5.00% 5/15/2054		2,400	2,550
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 6/1/2042[6]		2,500	1,125
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 6/1/2047[6]		5,500	2,475
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 1/1/2038		1,700	1,576
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 1/1/2038		6,705	6,787
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 1/1/2042		2,100	1,864
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 5/15/2027		480	488
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2028		500	513
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2031		2,395	2,461
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2032		1,050	1,079
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2037		2,300	2,355
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 5/15/2047		1,600	1,614
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 1/1/2037		9,200	9,248
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2029		750	755
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 12/1/2035		1,010	1,016
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2041		1,475	1,361
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 5/15/2048		6,025	5,192
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 11/1/2049		1,700	1,708
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2023-O, Class III, 6.50% 5/1/2054		845	939
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 6/1/2049		7,350	7,323
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2041		725	677
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 12/1/2051		2,550	2,281
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[5]		20,000	17,704
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.625% 12/1/2051[5]		12,205	11,062
Jefferson Center Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2020-B, 5.75% 12/15/2050		3,750	3,799
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2041		2,250	1,887
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 12/1/2051		1,770	1,394
Town of Johnstown, Granary Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2022, 6.75% 12/1/2051[5]		18,768	18,365
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[1,5]		1,500	1,325

221	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2039	USD	2,300	$2,301
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 12/1/2049		8,185	7,665
Kinston Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2020-A, 5.125% 12/1/2050		1,450	1,453
County of La Plata, Three Springs Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. Bonds, Series 2020-B, 7.125% 12/15/2050[5]		2,685	2,589
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A, 6.00% 12/1/2048[5]		4,750	4,635
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2036		1,600	1,523
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2041		7,500	6,740
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 12/1/2051		32,975	27,015
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		3,000	2,673
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.00% 12/1/2051[5]		1,600	1,450
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-A, 5.25% 12/1/2051[5]		6,590	5,833
North Range Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2017-A, 5.75% 12/1/2047		1,000	1,003
Palisade Park North Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-B, 5.25% 12/15/2051		2,412	2,149
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		36,049	30,687
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 12/1/2049		3,096	3,103
Town of Parker, Overlook Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.50% 12/15/2051[5]		1,033	926
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		1,783	1,722
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]		614	599
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 12/1/2048		800	802
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 11/15/2028		2,000	2,103
County of Pueblo, North Vista Highlands Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021-B, 9.00% 12/15/2051		4,003	1,907
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 7/15/2034		1,000	1,020
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2039		3,469	3,465
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		2,985	2,815
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-B, 8.50% 12/15/2049[5]		1,825	1,771
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 12/1/2036		4,543	4,558
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 12/1/2046		2,585	2,591
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 6.50% 12/15/2048[5]		3,500	2,336
Sterling Ranch Community Auth. Board, Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2024, 5.625% 12/1/2043		5,975	6,200
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.125% 12/1/2039		1,100	1,146
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-A, 6.50% 12/1/2054		3,000	3,129
Sterling Ranch Community Auth. Board, Special Rev. Dist. No. 4-A, Rev. Ref. and Improvement Bonds, Series 2024-B, 8.75% 12/15/2054		1,170	1,192
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019-B, 8.00% 12/15/2049[5]		6,954	6,769
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 12/1/2029		1,870	1,830

American Funds Tax-Exempt Income Funds	222

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Colorado (continued)
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2038	USD	14,805	$14,730
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049		15,210	14,585
Talon Pointe Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2039		4,975	4,117
Talon Pointe Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.25% 12/1/2051		10,885	8,230
Trails at Crowfoot Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 4.375% 12/1/2030		1,480	1,524
Tree Farm Metropolitan Dist., G.O. Limited Tax Bonds, Series 2021, 4.50% 12/1/2041[1]		500	457
Water Valley Metropolitan Dist. No. 2, G.O. Rev. Ref. Bonds, Series 2016, 5.25% 12/1/2040		1,045	1,046
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.50% 12/1/2051		24,140	18,838
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2042		3,600	3,374
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 12/1/2051		11,000	9,700
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Convertible Capital Appreciation Bonds, Series 2022-A-3-2, 0% 12/1/2051 (4.625% on 12/1/2027)[4]		5,130	3,566
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 12/1/2028[5]		19,500	18,848
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.25% 12/1/2051[1,5]		28,160	28,187
Willow Bend Metropolitan Dist., Limited Tax (Convertible to Unlimited Tax) G.O. Bonds, Series 2019-A, 5.00% 12/1/2049		500	472
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 12/1/2050		8,761	7,996
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 12/15/2049[5]		1,000	959
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2039		1,635	1,607
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 12/1/2049		2,510	2,341
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2046[1,5]		8,750	8,162
Town of Windsor, Prairie Song Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021, 6.00% 12/1/2051[5]		9,237	8,548
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 4.125% 12/1/2051		4,000	2,967
			1,208,595

Connecticut 0.92%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2036[1]		850	800
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2041[1]		1,000	896
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 5.625% 4/1/2044[1]		1,800	1,896
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 4/1/2051[1]		6,390	5,438
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2024, 6.00% 4/1/2052[1]		7,720	8,269
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2039[1]		1,000	991
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 7/1/2044[1]		1,000	961
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 9/1/2053[1]		1,640	1,469
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2045[1]		1,455	1,328
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 1/1/2055[1]		1,625	1,407
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2020-K, 4.00% 7/1/2045		1,875	1,833
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2022-L, 5.00% 7/1/2052		3,000	3,139
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2039		1,525	1,518
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2040		515	505
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 7/1/2042		330	318
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2041		1,190	1,065
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 7/1/2051		1,565	1,271

223	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Connecticut (continued)
Health and Educational Facs. Auth., Rev. Bonds, Healthcare Fac. Expansion Issue (Church Home of Hartford Inc. Project), Series 2016-A, 5.00% 9/1/2046[1]	USD	1,150	$1,067
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2026		280	287
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2027		150	155
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2028		205	214
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 11/15/2029		550	578
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 11/15/2031 (preref. 11/15/2025)		585	589
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2032 (preref. 11/15/2025)		580	585
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 11/15/2033 (preref. 11/15/2025)		290	292
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2035		855	853
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 11/15/2036		1,525	1,391
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.00% 11/15/2036		270	269
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 11/15/2037		2,500	2,001
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2023-B, AMT, 4.125% 11/15/2037		1,000	1,008
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2024-B, AMT, 4.125% 11/15/2040		1,150	1,149
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041		530	526
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051		1,000	985
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2023-B, 5.75% 11/15/2053		1,450	1,549
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-A, 6.00% 11/15/2054		855	930
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2024-C-1, 6.00% 11/15/2054		2,660	2,941
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 8/1/2026[1]		3,045	3,059
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 5.75% 2/1/2025[1]		3,255	3,261
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2/1/2030[1]		15,335	15,593
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 8/1/2035[1]		14,090	14,632
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2/1/2045[1]		14,308	14,344
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2030[1]		2,530	2,558
City of Stamford, Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 4/1/2039[1]		14,305	14,405
			118,325

Delaware 0.11%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2046		300	300
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 6/1/2051		1,350	1,336
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 10/1/2040 (put 10/1/2025)		4,495	4,295
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 6/1/2050		2,235	2,246
Housing Auth., Single Family Mortgage Rev. Bonds, Series 2024-B, 6.00% 1/1/2055		5,000	5,503
			13,680

American Funds Tax-Exempt Income Funds	224

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
District of Columbia 0.38%
Income Tax Secured Rev. Bonds, Series 2020-A, 3.00% 3/1/2041	USD	3,000	$2,625
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2029		700	747
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.25% 10/1/2041		1,375	1,520
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2024-A, AMT, 5.50% 10/1/2054		6,500	7,149
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 10/1/2053		8,000	7,432
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 7/1/2039		1,000	1,035
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2036		1,295	1,313
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2041		3,545	3,572
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 6/1/2046		2,450	2,462
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 5.00% 6/1/2034		650	677
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2041[1]		1,250	1,258
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 5.625% 6/1/2044		1,000	1,040
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 5.75% 6/1/2054		1,000	1,031
Rev. Bonds (Rocketship DC Obligated Group), Series 2024-A, 6.00% 6/1/2058		1,000	1,042
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 6/1/2061[1]		3,600	3,398
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 7/1/2048		4,220	4,275
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 6/15/2046		35,820	8,001
			48,577

Florida 4.58%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2040		2,020	1,848
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2040		1,025	938
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 10/1/2046		1,605	1,376
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 10/1/2046		1,750	1,500
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 4.627% 12/1/2037[2,7]		2,095	1,994
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 12/1/2049		2,500	2,344
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 5/1/2030		335	312
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 5/1/2040		900	760
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 5/1/2050		1,000	795
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2043		1,100	1,122
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2048		7,000	7,091
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 11/15/2053		3,200	3,231
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 11/15/2037		3,230	3,232
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 10/1/2044		2,375	2,312
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (The Palms of Deerfield Townhomes), Series 2024-A, 3.40% 3/1/2057 (put 3/1/2026)		300	299
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.125% 6/15/2044[1]		400	412
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.50% 6/15/2054[1]		275	283
Capital Projects Fin. Auth., Educational Facs. Rev. Bonds (Kissimmee Charter Academy Project), Series 2024, 6.625% 6/15/2059[1]		445	458
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2029		1,000	1,045
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2030		1,000	1,051
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2033		1,500	1,565

225	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 10/1/2035	USD	500	$519
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2041[1]		710	630
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2051[1]		1,710	1,395
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 7/1/2056[1]		1,445	1,150
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 12/15/2024		55	55
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 12/15/2029		405	407
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2038[1]		1,105	1,111
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 6/15/2048[1]		2,595	2,535
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2039[1]		1,285	1,292
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 12/15/2054[1]		2,150	2,044
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2041[1]		235	228
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 6/1/2056[1]		520	476
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2049[1]		1,715	1,700
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 7/1/2054[1]		4,385	4,305
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 4.375% 6/15/2027[1]		1,320	1,307
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 6/15/2037[1]		5,225	5,256
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 6/15/2047[1]		9,900	9,731
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 10/15/2029[1]		445	443
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2037[1]		1,370	1,386
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2039[1]		1,125	1,134
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2047[1]		3,070	3,070
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2049[1]		2,985	2,968
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 10/15/2052[1]		1,790	1,769
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 10/15/2054[1]		1,340	1,321
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 7/1/2056[1]		24,535	23,737
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 7/1/2061[1]		180,480	12,556
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[1]		5,550	5,337
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[1]		6,000	401
Capital Trust Agcy., Senior Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 3.375% 7/1/2031[1]		5,250	5,075
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.00% 6/15/2043[1]		1,250	1,314
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.25% 6/15/2053[1]		3,550	3,720
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (IPS Enterprises, Inc. Projects), Series 2023-A, 6.375% 6/15/2058[1]		3,370	3,544
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 5.625% 6/15/2044[1]		405	422

American Funds Tax-Exempt Income Funds	226

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.00% 6/15/2054[1]	USD	650	$682
Capital Trust Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Kipp Miami North Campus Project), Series 2024-A, 6.125% 6/15/2060[1]		800	840
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2053[1]		1,320	1,344
Capital Trust Auth., Educational Facs. Rev. Bonds (Imagine School at West Pasco Project), Series 2023-A, 6.50% 12/15/2058[1]		1,730	1,757
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 7/1/2039		1,000	1,036
Citizens Property Insurance Corp., Coastal Account Senior Secured Bonds, Series 2015-A-1, 5.00% 6/1/2025 (preref. 12/1/2024)		3,730	3,752
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Bonds (Phase 3 Master Improvements Project), Series 2019, 2.25% 5/1/2026		515	499
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 5/1/2048		5,000	5,111
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2022, 4.00% 5/1/2052		2,270	2,113
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.00% 10/1/2042[1]		250	251
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.125% 10/1/2052[1]		4,120	4,092
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Charter Academy Project), Series 2022, 5.25% 10/1/2056[1]		1,900	1,902
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.00% 6/1/2034[1]		595	614
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.25% 6/1/2044[1]		2,185	2,217
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2054[1]		2,400	2,441
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Cornerstone Classical Academy), Series 2024-A, 5.50% 6/1/2059[1]		3,000	3,032
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2041[1]		1,245	1,153
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2051[1]		2,035	1,802
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 6/15/2056[1]		1,800	1,568
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2033		760	780
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2042		1,000	928
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2042		2,000	2,027
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2047		2,000	2,014
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 6/15/2050		1,120	1,125
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 4.00% 6/15/2052		625	544
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2022-A, 5.00% 6/15/2052		3,535	3,548
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.625% 6/15/2043[1]		2,000	2,219
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Renaissance Charter School, Inc. Projects), Series 2023-A, 6.75% 6/15/2053[1]		5,530	6,102
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 7/1/2055		1,000	858
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 9/15/2030[1]		1,630	1,570
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2040[1]		2,650	2,559
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 9/15/2050[1]		2,950	2,693
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Tampa General Hospital Project), Series 2024-A, 5.25% 8/1/2049		1,960	2,078
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Tampa General Hospital Project), Series 2024-A, 5.25% 8/1/2055		1,960	2,062
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2035		2,365	2,435
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2038		5,115	5,226
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2039		2,535	2,573
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2/1/2040		2,700	2,727
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2/1/2052		8,620	6,802
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AMT, 12.00% 7/15/2032 (put 7/15/2028)[1]		2,500	2,666
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AMT, 5.25% 7/1/2053		5,050	5,277
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2024, AMT, 5.50% 7/1/2053		2,000	2,080

227	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Dev. Fin. Corp., Senior Living Rev. and Rev. Ref. Bonds (The Glenridge on Palmer Ranch Project), Series 2021, 5.00% 6/1/2051[1]	USD	1,000	$946
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2050[1]		2,000	1,931
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 6/1/2055[1]		2,000	1,900
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2036[1]		1,605	1,458
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2041[1]		1,320	1,129
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2046[1]		1,205	962
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Project), Series 2021-A, 4.00% 6/1/2055[1]		600	444
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.25% 8/1/2029		6,125	6,329
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 6/1/2032		58,335	51,124
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.125% 7/1/2032 (put 7/1/2026)[1]		5,100	5,236
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2049		4,655	4,796
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2022-A, AMT, 4.00% 10/1/2052		4,670	4,313
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2028		1,170	1,201
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 6/1/2030		2,750	2,817
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 10/1/2035		750	776
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2033		4,810	4,824
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2045		1,000	943
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 8/1/2055		3,600	3,214
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 4.75% 5/1/2031		295	303
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.60% 5/1/2044		1,720	1,781
Hobe-St. Lucie Conservancy Dist., Improvement Bonds (Unit of Dev. No. 1A), Series 2024, 5.875% 5/1/2055		2,475	2,557
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2023-3, 5.75% 1/1/2054		2,475	2,678
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-3, 6.25% 1/1/2055		1,525	1,682
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2024-1, 6.25% 7/1/2055		1,420	1,584
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2052		1,850	1,702
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Cypress Cove at Healthpark Florida, Inc. Project), Series 2022-A, 5.25% 10/1/2057		6,365	5,782
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2044		2,520	2,714
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Shell Point Obligated Group), Series 2024-A, 5.25% 11/15/2054		2,690	2,842
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 11/15/2044		205	211
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2025		175	173
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2031		400	369
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2031		185	171
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 5/1/2036		830	710
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 5/1/2036		600	513
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2035		465	467
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 5/1/2045		1,895	1,895
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 5/1/2037		1,000	1,021

American Funds Tax-Exempt Income Funds	228

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 5/1/2047	USD	1,100	$1,120
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 5/1/2037		1,735	1,735
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2035		8,000	8,781
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 10/1/2036		2,450	2,453
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 10/1/2036		4,390	4,798
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2017-B, AMT, 5.00% 10/1/2040		12,660	12,937
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 7/1/2030		1,225	1,258
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 8/1/2051		3,000	2,877
County of Miami-Dade, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (CFC-MB I, LLC Collins Park Housing Project), Series 2023, AMT, 6.25% 1/1/2059[1]		7,500	7,634
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2026		1,280	1,250
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 5/1/2031		5,315	5,026
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 5/1/2041		10,885	9,465
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 5/1/2053		11,165	9,386
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2024-A, 5.25% 10/1/2054		3,000	3,329
City of Miami Beach, Health Facs. Auth., Hospital Rev. Bonds (Mount Sinai Medical Center of Florida), Series 2021-B, 3.00% 11/15/2051		13,085	10,263
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-1, 5.75% 5/1/2036		2,050	2,052
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-2, 5.75% 5/1/2036		2,295	1,331
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2035		1,000	1,012
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 10/1/2040		1,000	1,009
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 10/1/2040		1,935	1,953
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 8/1/2045		4,300	4,323
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 10/1/2033		1,240	1,278
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2042		4,525	4,324
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 8/1/2047		6,670	6,074
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2032		4,935	5,051
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 5/15/2036		1,015	1,022
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 11/15/2041		250	241
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 11/15/2042		650	675
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 5/15/2053		1,200	1,150
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 6/1/2055		3,650	3,577
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 5/1/2037		2,060	2,088
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 5/1/2036		1,825	1,826
County of Pasco, Capital Improvement Cigarette Tax Allocation Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.75% 9/1/2054		650	731
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 4.00% 6/1/2046[1]		1,690	1,328
County of Pinellas, Educational Facs. Auth., Lease Rev. Bonds (Discovery Academy of Science Project), Series 2022-A, 5.00% 6/1/2056[1]		4,000	3,532

229	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2029	USD	1,940	$1,981
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 7/1/2039		3,070	3,098
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2039		990	999
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 1/1/2055		400	381
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2030		1,100	1,079
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.50% 9/1/2035		4,800	4,545
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 9/1/2040		140	132
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-B-1, 2.00% 1/1/2029		575	532
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2036		1,970	1,942
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2039		2,340	2,341
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2041		3,415	3,186
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 9/1/2044		2,505	2,506
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2051		1,930	1,648
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 9/1/2056		4,785	3,991
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 9/1/2036		2,000	1,983
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 5/1/2014[6]		10,260	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 5/1/2039[8]		18,230	1,814
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 5/1/2013[6]		3,490	2,374
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 5/1/2013[6]		3,584	1,039
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 8/1/2055		3,315	2,886
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2036		1,000	917
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2041		750	647
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2046		4,665	3,786
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 12/15/2050		2,010	1,569
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 5/1/2032		1,880	1,881
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 5/1/2045		210	211
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2037		2,150	2,153
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2042		4,300	4,241
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2047		3,645	3,475
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 1/1/2052		6,695	6,233
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 5/15/2048		1,200	1,180
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2026		150	150
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2027		180	180
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 1/1/2030		120	121
South Broward Hospital Dist., Hospital Rev. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 5/1/2051		2,000	1,525
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 4.00% 8/15/2042		2,000	1,923
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 8/15/2047		3,350	3,412

American Funds Tax-Exempt Income Funds	230

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Florida (continued)
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 3/1/2030[1]	USD	6,500	$6,505
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 12/1/2040		1,350	1,353
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 4/1/2045		3,945	3,961
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 4/1/2050		1,810	1,711
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2021-C, 3.00% 7/1/2046		2,000	1,619
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2037		1,000	1,007
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2047		4,205	3,972
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 1/1/2052		3,010	2,778
City of Wildwood, Village Community Dev. Dist. No. 12, Special Assessment Rev. Bonds, Series 2018, 4.25% 5/1/2043		990	976
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.00% 5/1/2041		2,465	2,046
City of Wildwood, Village Community Dev. Dist. No. 13, Special Assessment Rev. Bonds, Series 2021, 3.25% 5/1/2052		3,750	2,902
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 5/1/2031		3,910	3,839
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 5/1/2037		1,970	1,940
			590,464

Georgia 1.27%
City of Atlanta, Airport General Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2047		2,000	2,105
City of Atlanta, Airport General Rev. Bonds, Series 2023-B-1, 5.00% 7/1/2053		2,225	2,416
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-D, AMT, 4.00% 7/1/2040		1,750	1,729
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, Capital Appreciation Bonds, Series 2017-B-2, 0% 1/1/2044		1,631	1
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 1/1/2040[6]		6,000	2,700
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 7/1/2031[1]		1,000	927
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 7/1/2042[1]		4,245	3,742
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 7/1/2051[1]		4,185	3,578
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Transmission Corp. Vogtle Project), Series 2012, 2.75% 1/1/2052		10,575	7,224
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)		2,510	2,464
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 11/1/2045		5,000	4,763
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.00% 6/15/2043[1]		500	514
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.40% 6/15/2053[1]		1,750	1,798
County of Cobb, Dev. Auth., Charter School Rev. Bonds (Northwest Classical Academy Project), Series 2023-A, 6.375% 6/15/2058[1]		1,250	1,275
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 7/15/2033		1,000	1,056
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2026		875	865
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2031		1,265	1,195
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2036		970	866
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2041		935	778

231	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Georgia (continued)
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 3/1/2046	USD	1,060	$831
Geo. L. Smith II Georgia World Congress Center Auth., Convention Center Hotel First Tier Rev. Bonds, Series 2021-A, 2.375% 1/1/2031		1,000	908
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 1/1/2031[1]		1,970	1,889
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2036[1]		2,315	2,329
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 1/1/2054[1]		1,000	942
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 6/15/2037[1]		1,200	1,243
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 6/15/2047[1]		2,180	2,236
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 6/15/2052[1]		3,060	3,140
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2026		1,000	1,035
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 9/15/2028		1,500	1,599
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2043		860	889
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 5/1/2052 (put 12/1/2028)		1,185	1,193
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2022-C, 4.00% 8/1/2052 (put 11/1/2027)[1]		2,500	2,462
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-A, 5.00% 6/1/2053 (put 6/1/2030)		600	635
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-B, 5.00% 7/1/2053 (put 3/1/2030)		7,165	7,639
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-C, 5.00% 9/1/2053 (put 12/1/2029)		12,080	12,921
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2023-E, 5.00% 12/1/2053 (put 6/1/2031)		14,165	15,176
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-A, 5.00% 5/1/2054 (put 9/1/2031)		10,895	11,703
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-B, 5.00% 12/1/2054 (put 3/1/2032)		12,590	13,571
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2024-C, 5.00% 12/1/2054 (put 12/1/2031)		14,010	14,933
City of Marietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 11/1/2037[1]		4,000	4,001
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 1/1/2039 (put 2/3/2025)		1,000	982
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 7/1/2060		8,600	8,637
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 1/1/2046		330	317
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 1/1/2048		3,000	3,050
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 1/1/2034		1,300	1,382
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 1/1/2049		2,700	2,570
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 4/1/2044		3,000	2,956
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 1/1/2038[1]		2,500	2,474
			163,639

Guam 0.42%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2035		265	272
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2040		525	539
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.375% 10/1/2043		1,250	1,274
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2030		500	533
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2031		625	672
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2031		3,250	3,293
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2032		3,000	3,039
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2036		10,580	10,653
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		17,135	16,698
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2/1/2030		1,000	975
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2/1/2040		4,340	4,344
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2028		455	476
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2029		750	790
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035		3,000	3,162
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040		3,500	3,606

American Funds Tax-Exempt Income Funds	232

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Guam (continued)
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2025	USD	500	$509
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		1,500	1,508
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2033		465	480
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2035		400	413
Power Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2034		1,000	1,101
			54,337

Hawaii 0.25%
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 7/1/2051		2,445	2,556
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-A, AMT, 3.10% 5/1/2026		2,530	2,288
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 3/1/2037		15,165	12,763
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 7/1/2039		5,250	3,961
County of Hawaii, Community Facs. Dist. No. 1-2021 (Kaloko Heights Project), Special Tax Rev. Bonds., Series 2023, 7.25% 5/15/2052[1]		6,525	6,612
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 3.00% 7/1/2041		4,000	3,438
			31,618

Idaho 0.33%
Canyon County School Dist. No. 139, G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 9/15/2034 (preref. 9/15/2025)		1,565	1,600
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 7/1/2034		2,420	2,421
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 7/1/2044		7,215	6,818
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 7/1/2047		1,500	1,525
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 7/1/2030[1]		540	539
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2040[1]		1,665	1,642
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 7/1/2049[1]		1,955	2,005
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 7/1/2054[1]		3,000	2,806
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2024-A, 4.00% 8/15/2049		5,000	4,914
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2023-C, 5.75% 1/1/2053		11,615	12,584
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2024-A, 6.00% 7/1/2054		5,155	5,685
			42,539

Illinois 7.13%
City of Belleville, Tax Increment and Sales Tax Rev. Ref. Bonds (Carlyle/Green Mount Redev. Project), Series 2021-B, 3.25% 7/1/2029		445	438
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 3/1/2033		1,645	1,675
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 3/1/2041		4,230	4,283
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 4/1/2034		1,535	1,600
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2023, 5.75% 4/1/2048		2,500	2,777
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2026		2,525	2,604
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2032		4,575	4,809
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2033		500	525
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2035		4,000	4,189
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2036		1,480	1,546
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2038		5,675	5,888

233	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2039	USD	2,500	$2,588
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039		6,570	6,578
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2040		4,250	4,380
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 12/1/2041		2,725	2,799
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 12/1/2046		16,395	16,451
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 12/1/2046		7,910	8,208
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 12/1/2046[1]		27,470	29,506
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2023-A, 6.00% 12/1/2049		4,470	4,944
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2024		2,000	2,006
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 12/1/2024		1,000	1,003
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 12/1/2024		3,000	3,009
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2025		4,000	4,052
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2025		2,750	2,786
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 12/1/2028		2,250	2,360
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2029		1,000	1,035
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 12/1/2030[1]		3,500	3,818
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 5.00% 12/1/2034		1,000	1,001
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2034		4,000	4,086
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 12/1/2035		5,000	4,884
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2035		2,240	2,205
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2035		3,105	3,193
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036		8,000	8,156
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 12/1/2041		6,500	6,017
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2042		4,125	3,779
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 12/1/2042[1]		28,185	30,452
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2043		13,000	11,773
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046		4,780	4,793
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047		7,000	6,127
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2024		565	558
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 12/1/2025		500	474
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2028		7,510	6,280
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 1/1/2033		95	102

American Funds Tax-Exempt Income Funds	234

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 1/1/2036	USD	2,250	$2,247
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2037[1]		258	255
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[1]		6,641	6,439
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2038[1]		2,074	2,027
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2044[1]		4,445	4,074
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 1/1/2049[1]		3,000	2,655
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 4.00% 1/1/2035		1,520	1,522
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.25% 1/1/2038		1,250	1,355
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2039		4,315	4,734
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2040		2,750	3,002
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2041		1,000	1,066
City of Chicago, G.O. Bonds (Chicago Works), Series 2023-A, 5.50% 1/1/2043		1,250	1,326
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2027 (escrowed to maturity)		2,250	2,070
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 1/1/2031		7,405	7,669
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 1/1/2038		3,040	3,157
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 1/1/2031		2,420	1,870
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 1/1/2027		1,500	1,521
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 1/1/2027		5,000	5,143
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 1/1/2034		3,000	3,010
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 7/1/2048		6,250	6,309
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 1/1/2032 (preref. 1/1/2025)		745	750
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042		11,475	11,374
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 12/1/2044		23,300	24,002
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2024		2,190	2,163
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2025		1,430	1,359
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2029		5,165	4,116
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2029		6,975	5,558
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 12/1/2031		10,355	7,536
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 12/1/2031		8,005	5,826
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2050		1,000	946
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, 5.00% 12/1/2051		14,000	14,121
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 12/1/2055		3,000	2,794
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2022-A, 5.00% 12/1/2057		7,620	7,915
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 1/1/2037		2,000	2,060
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.25% 1/1/2048		365	396
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 1/1/2026		1,650	1,572
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2027		750	775
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028		1,000	1,033
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2029		1,000	1,033
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2030		700	723
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 11/1/2031		1,000	1,030
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 11/1/2033		6,200	6,215
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2029		1,605	1,610
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2035		2,290	2,392
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 11/1/2038		4,000	4,157
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 11/1/2044		20,200	20,229
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 6/1/2034		2,000	2,346
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 12/1/2047		6,100	6,239
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2031		1,250	1,297

235	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 3/1/2036	USD	3,458	$3,458
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2037		2,030	2,068
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 12/1/2047		3,180	3,190
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 7/1/2033		225	186
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 10/1/2041		1,000	1,016
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 1/1/2035 (preref. 1/1/2027)		3,750	3,927
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2/15/2045[6]		6,775	1,558
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2034		3,600	3,678
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 12/1/2035		1,520	1,517
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2040		13,000	13,186
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 12/1/2046		15,410	15,523
Fin. Auth., Rev. Bonds (Northshore University Healthsystem), Series 2020-A, 3.25% 8/15/2049		3,755	2,962
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 11/15/2037		1,220	1,208
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-A, 3.00% 5/15/2050		2,500	1,974
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2025		1,135	1,149
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2026		1,030	1,049
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2026		1,000	1,022
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2028		2,240	2,288
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2030		1,500	1,533
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 11/1/2031		1,645	1,680
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2035		1,385	1,370
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 5/1/2050		3,590	3,126
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2/15/2034		250	244
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2034		1,265	1,317
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2/15/2036		1,250	1,300
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041		2,150	2,113
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)		80	82
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2/15/2041 (preref. 2/15/2027)		5	5
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2046		900	909
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 8/1/2049		1,250	1,260
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2032		1,100	1,111
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 11/15/2038		1,500	1,511
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 3.00% 8/15/2048		1,350	1,039
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 4.00% 10/1/2038		1,500	1,488
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 8/15/2034		1,000	1,042
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 10/1/2028		1,000	972
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2030		1,900	1,820
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2032		1,050	920
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2033		3,000	2,829
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 10/1/2038		315	256
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 10/1/2038		7,805	7,091
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2031		1,875	750
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 5/15/2036		1,000	400
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2047		1,100	1,071
Fin. Auth., Rev. Ref. Bonds (Dominican University), Series 2022, 5.00% 3/1/2052		1,080	1,031
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 7/15/2039		830	839
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 7/15/2040		5,000	4,245
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 11/15/2035		2,575	2,598
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2035		3,950	3,991
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 8/15/2037		8,710	8,342
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 8/15/2044		6,400	6,431
Fin. Auth., Rev. Ref. Bonds (Smith Crossing), Series 2022, 4.00% 10/15/2037		1,000	893
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2023, AMT, 4.60% 10/1/2053 (put 10/1/2026)		4,755	4,827
Fin. Auth., Solid Waste Disposal Rev. Green Bonds (LRS Holdings, LLC Project), Series 2023-A, AMT, 7.25% 9/1/2052 (put 9/1/2030)[1]		20,000	21,346
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2047		2,985	2,985

American Funds Tax-Exempt Income Funds	236

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2/15/2050	USD	765	$755
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2025		730	723
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2030		3,965	3,829
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2035		3,800	3,589
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 7/1/2047		19,225	16,463
G.O. Bonds, Series 2020-D, 5.00% 10/1/2024		2,000	2,006
G.O. Bonds, Series 2017-D, 5.00% 11/1/2024		5,000	5,021
G.O. Bonds, Series 2021-B, 4.00% 1/1/2030[1]		2,111	2,134
G.O. Bonds, Series 2016, 5.00% 1/1/2030		2,000	2,040
G.O. Bonds, Series 2016, 5.00% 11/1/2033		1,000	1,026
G.O. Bonds, Series 2019-B, 4.00% 11/1/2034		1,190	1,194
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[1]		1,664	1,666
G.O. Bonds, Series 2021-B, 4.00% 1/1/2035[1]		1,511	1,513
G.O. Bonds, Series 2016, 4.00% 6/1/2036		2,545	2,529
G.O. Bonds, Series 2014, 5.00% 2/1/2039		6,685	6,686
G.O. Bonds, Series 2014, 5.00% 5/1/2039		1,000	1,000
G.O. Bonds, Series 2019-C, 4.00% 11/1/2040		500	490
G.O. Bonds, Series 2021-B, 3.00% 12/1/2040		7,140	6,089
G.O. Bonds, Series 2021-B, 3.00% 12/1/2041		5,000	4,196
G.O. Bonds, Series 2022-A, 5.50% 3/1/2042		2,650	2,946
G.O. Bonds, Series 2019-C, 4.00% 11/1/2042		2,305	2,237
G.O. Bonds, Series 2019-C, 4.00% 11/1/2044		1,850	1,786
G.O. Bonds, Series 2020-C, 4.25% 10/1/2045		2,000	1,981
G.O. Bonds, Series 2024-B, 5.25% 5/1/2047		775	846
G.O. Bonds, Series 2024-B, 5.25% 5/1/2048		1,160	1,262
G.O. Bonds, Series 2024-B, 5.25% 5/1/2049		1,000	1,086
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2/1/2030		60	61
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 8/1/2046		175	173
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 4/1/2051		2,175	2,117
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049		220	221
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 4/1/2051		895	873
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051		2,890	2,812
Housing Dev. Auth., Rev. Bonds, Series 2022-A, 3.50% 4/1/2052		3,330	3,285
Housing Dev. Auth., Rev. Bonds, Series 2023-K, 6.25% 10/1/2053		9,885	10,974
Housing Dev. Auth., Rev. Bonds, Series 2024-A, 6.00% 10/1/2054		4,900	5,328
Housing Dev. Auth., Rev. Bonds, Series 2024-E, 6.25% 10/1/2055		1,725	1,902
Housing Dev. Auth., Rev. Social Bonds, Series 2024-C, 6.25% 10/1/2054		6,675	7,467
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 4/1/2025		1,000	1,011
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, 5.00% 4/1/2026		620	638
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, 5.00% 4/1/2031		780	826
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 4/1/2035		750	795
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 3/1/2034		1,178	1,179
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 12/1/2035		995	1,034
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 6/15/2028		1,000	874
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2030 (escrowed to maturity)		130	107
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2037		3,000	1,790
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2025		2,470	2,353
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 1994, National insured, 0% 6/15/2028		10,000	8,704
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2032		6,860	5,008

237	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2033	USD	3,500	$2,500
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2033		10,815	7,579
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2034		1,000	685
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2034		15,785	10,603
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2035		1,115	715
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 6/15/2038		5,280	2,993
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2039		3,800	1,994
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 12/15/2051		7,515	2,054
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 12/15/2052		5,000	1,296
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 12/15/2052		2,055	566
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 6/15/2042		4,525	4,793
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 6/15/2053		2,000	2,013
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Capital Appreciation Bonds, Series 2012-B, Assured Guaranty Municipal insured, 0% 12/15/2051		7,835	2,265
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2025		1,085	1,078
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2035		3,000	3,091
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 12/15/2040		3,000	3,039
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2042		10,055	9,903
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 12/15/2047		2,600	2,465
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 6/15/2050		12,500	11,665
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 6/15/2050		8,600	8,904
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 6/15/2052		11,570	10,697
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2024-B, 5.00% 6/15/2053		1,180	1,255
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 6/15/2057		4,500	4,578
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 6/15/2025		2,535	2,457
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 12/15/2031		2,830	2,152
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2037		1,390	809
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2037		2,340	1,327
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2039		1,595	835
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2039		1,750	897
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 6/15/2040		1,650	816
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2040		6,150	2,977

American Funds Tax-Exempt Income Funds	238

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 12/15/2041	USD	1,900	$871
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2043		3,800	1,668
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 6/15/2044		8,000	3,332
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 12/15/2054		13,000	3,045
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 12/15/2054		11,785	2,947
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056		34,540	7,833
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 12/15/2056		20,000	4,231
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Bonds, Series 2021, BAM insured, 4.00% 10/1/2043		500	481
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2035		1,075	1,088
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2036		2,175	2,197
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2037		1,650	1,664
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2038		2,400	2,413
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2039		2,520	2,513
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2039		405	403
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2040		2,450	2,406
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 4/1/2041		2,465	2,390
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 10/1/2041		385	376
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, 4.00% 1/1/2038		2,000	2,018
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2025		230	223
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 4/1/2029		1,325	1,074
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2/15/2028		550	571
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2028		1,000	1,041
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 6/15/2029		2,000	2,105
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2030		6,000	6,021
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2031		2,550	2,559
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 6/15/2032		1,405	1,410
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2025		600	581
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 6/15/2026		965	899
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-C, 5.00% 1/1/2038		10,000	10,055
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 1/1/2040		3,000	3,053
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 1/1/2044		1,500	1,584
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 4/1/2034		2,160	2,162
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 3/1/2047		1,210	1,211
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 3/1/2027		1,128	1,125
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2034		4,987	5,069

239	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Illinois (continued)
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows / Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036	USD	1,241	$1,245
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 3/1/2032		4,280	4,375
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 3/1/2036		7,460	7,480
			917,826

Indiana 1.20%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2041		850	795
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2051		625	550
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 6/1/2056		1,005	869
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 8/1/2029		2,000	1,728
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 5/1/2039		7,550	8,510
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 12/1/2026		7,200	7,232
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 4/1/2041		2,000	2,025
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 11/1/2043		2,000	1,871
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 7/1/2050		15,000	13,675
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2026		2,000	2,004
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2028		2,500	2,506
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 9/15/2029		1,000	1,002
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2039		6,350	6,943
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2024-A, 5.50% 9/15/2044		5,550	5,929
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 11/1/2030		9,005	8,472
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 4.25% 11/1/2030		7,890	7,984
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 11/1/2030		8,050	7,263
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-A, 3.00% 11/1/2030		4,080	3,839
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2033		2,410	2,515
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2038		2,395	2,479
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2043		4,325	4,430
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 11/15/2046		7,350	7,476
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 11/15/2048		4,500	4,567
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2043		5,255	4,663
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 11/15/2051		3,250	2,685
Fin. Auth., Rev. Ref. Bonds (BHI Senior Living Obligated Group), Series 2021-A, 4.00% 11/15/2041		10,305	9,797
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 11/15/2037		9,605	9,174
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 7/1/2038		90	89
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049		385	383
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050		670	653
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2030		375	391
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 5.00% 6/1/2031		375	393
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev. Bonds, Series 2022-1A, AMT, 4.50% 6/1/2039		825	812
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.50% 1/1/2034[1]		1,270	1,304
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 4.875% 1/1/2044[1]		2,600	2,688
City of Valparaiso, Exempt Facs. Rev. Ref. Bonds (Pratt Paper (IN), LLC Project), Series 2024, AMT, 5.00% 1/1/2054[1]		4,645	4,811
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 11/1/2051		13,930	11,330
City of Whiting, Environmental Facs. Rev. Ref. Bonds (BP Products North America, Inc. Project), Series 2019-A, AMT, 5.00% 12/1/2044 (put 6/15/2026)		1,160	1,185
			155,022

American Funds Tax-Exempt Income Funds	240

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Iowa 0.92%
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 4.00% 12/1/2050 (put 12/1/2032)	USD	8,090	$8,499
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050 (put 12/1/2042)		16,375	17,334
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2022, 5.00% 12/1/2050		12,665	13,453
Fin. Auth., Multi Family Housing Rev. Bonds (AHEPA 192-IV Apartments Projects), Series 2023, 5.00% 11/1/2026 (put 11/1/2025)		2,125	2,151
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 5/15/2053		3,500	2,841
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2023-B, 7.50% 5/15/2053		3,700	4,187
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 5/15/2055		1,435	1,370
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2028		295	296
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2033		1,000	1,004
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 3/1/2038		1,125	1,119
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 7/1/2051		1,190	1,160
Fin. Auth., Solid Waste Fac. Rev. Green Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Project), Series 2021, AMT, 3.875% 1/1/2042 (put 4/1/2024)		8,150	8,168
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)		4,230	4,319
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 12/1/2028		215	223
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 12/1/2039		340	321
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 12/1/2044		6,950	5,786
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 6/1/2065		286,250	43,116
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 9/1/2056		4,000	3,056
			118,403

Kansas 0.61%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2027		750	758
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2029		1,205	1,225
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2031		1,330	1,354
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2032		250	254
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 5/15/2039		5,660	5,706
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 5/15/2043		4,050	4,045
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2028		300	298
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2036		4,765	4,599
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 6/1/2046		5,225	4,442
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2022-A, 4.00% 6/1/2052		6,210	5,018
City of Overland Park, Special Obligation Sales Tax Rev. Bonds (Bluhawk Star Bond Project), Series 2022-A, 6.00% 11/15/2034[1]		2,420	2,503
City of Prairie Village, Special Obligation Tax Increment Rev. Ref. Bonds (Meadowbrook TIF Project), Series 2021, 2.875% 4/1/2030		410	401
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 12/1/2028		25	24
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 12/1/2034		2,125	2,050
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 1 and 2A), Series 2015-A, 5.75% 9/1/2032		4,315	4,103
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project), Capital Appreciation Bonds, Series 2015, 0% 9/1/2034[1]		500	214
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.25% 9/1/2035[1]		24,570	24,814
Unified Government of Wyandotte County, Special Obligation Rev. Bonds (Village East Project Area Nos. 2B, 3 and 5), Series 2022, 5.75% 9/1/2039[1]		16,550	17,054
			78,862

241	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky 1.04%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2028	USD	1,260	$1,282
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2030		1,815	1,844
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2032		500	495
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2/1/2036		2,775	2,689
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2/1/2040		2,150	2,162
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2/1/2032		910	945
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2034		980	965
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2036		380	370
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2/1/2037		750	729
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, Assured Guaranty Municipal insured, 3.00% 2/1/2040		6,185	5,297
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2/1/2032		4,000	3,314
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2026		4,625	4,218
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 10/1/2027		3,585	3,133
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 11/15/2035		600	583
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2045		6,515	5,976
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 11/15/2050		2,650	2,386
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2034		2,720	2,828
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2041		4,250	4,350
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 8/15/2046		2,500	2,537
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 12/1/2045		6,000	6,206
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 3.70% 1/1/2032[1]		2,500	2,463
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.45% 1/1/2042[1]		4,000	4,005
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-A, AMT, 4.70% 1/1/2052[1]		7,045	6,959
City of Henderson, Exempt Facs. Rev. Bonds (Pratt Paper, LLC Project), Series 2022-B, AMT, 4.70% 1/1/2052[1]		4,250	4,198
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2023-A-1, AMT, 4.00% 6/1/2037		8,215	7,963
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		1,605	1,786
Housing Corp., Single Family Mortgage Rev. Bonds, Series 2024-C, 6.25% 1/1/2055		1,000	1,103
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM insured, 4.00% 11/1/2041		750	755
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 10/1/2029		2,550	2,613
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 3.00% 10/1/2043		500	396
Louisville/Jefferson Metro County Government, Hospital Rev. Bonds (UofL Health Project), Series 2022-A, 5.00% 5/15/2052		1,500	1,546
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2028		500	519
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035		1,500	1,542
Public Energy Auth., Gas Supply Rev. Bonds, Series 2024-A-1, 5.00% 5/1/2055 (put 7/1/2030)		1,120	1,187
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2023-A-1, 5.25% 4/1/2054 (put 2/1/2032)		8,310	9,053

American Funds Tax-Exempt Income Funds	242

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Kentucky (continued)
Public Energy Auth., Gas Supply Rev. Ref. Bonds, Series 2024-B, 5.00% 1/1/2055 (put 8/1/2032)	USD	29,255	$31,502
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2049[1]		840	777
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 7/1/2053[1]		3,855	3,541
			134,217

Louisiana 1.29%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2027		2,370	2,381
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2035		1,785	1,790
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 1/1/2040		5,000	5,007
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2029		1,000	1,000
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2034		1,250	1,246
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 12/1/2039		4,800	4,705
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2015-A, 4.50% 5/1/2039 (preref. 5/1/2025)		335	339
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2024-A, 5.875% 6/1/2055		9,125	9,943
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 9/15/2044[1]		3,745	3,750
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 9/15/2044[1]		16,675	16,696
Parish of Livingston, Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 9/15/2044[1]		3,890	3,895
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 4/1/2036		38,165	31,970
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 10/1/2039		1,000	1,027
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 11/1/2032		8,850	8,584
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 7/1/2052		800	812
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 7/1/2059		7,500	7,638
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2051		5,180	5,220
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties, LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 7/1/2056		1,000	1,006
Public Facs. Auth., Rev. Bonds (BBR Schools - Materra Campus Project), Series 2021-A, 4.00% 6/1/2031[1]		435	407
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2031[1]		300	281
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2041[1]		2,665	2,196
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2041[1]		1,000	824
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2051[1]		1,745	1,307
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/4/2051[1]		2,635	1,973
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 6/1/2056[1]		2,205	1,599
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 6/1/2056[1]		1,165	845
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2032 (preref. 5/15/2026)		10	10
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 1/1/2057[1]		12,500	11,465
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 5/15/2033 (preref. 5/15/2026)		15	16
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023-R-2, AMT, 6.50% 10/1/2053 (put 10/1/2028)[1]		10,005	10,735
Public Facs. Auth., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2023, AMT, 6.75% 10/1/2053 (put 10/1/2028)[1]		1,500	1,623
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 6/1/2038 (put 6/1/2030)[1]		4,160	4,622
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 7/1/2040[1]		9,140	10,097
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 10/1/2040[1]		2,000	2,209

243	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Louisiana (continued)
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2011, 5.85% 8/1/2041 (put 6/1/2025)[1]	USD	4,500	$4,568
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 6/1/2037 (put 7/1/2026)		4,800	4,664
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 11/15/2024		135	135
			166,585

Maine 0.09%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 1/1/2025[1]		2,800	2,808
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 8/1/2035 (put 8/1/2025)[1]		3,800	3,795
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015, AMT, 5.125% 8/1/2035 (put 8/1/2025)[1]		1,500	1,509
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024		85	85
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025		90	91
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2026		110	112
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2027		120	124
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2028		150	156
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2029		150	157
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2030		245	258
Fin. Auth., Student Loan Rev. Bonds (Supplemental Education Loan Program), Series 2019-A-1, AMT, Assured Guaranty Municipal insured, 5.00% 12/1/2024		1,000	1,005
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2034		1,000	1,017
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2035		1,000	1,016
			12,133

Maryland 0.78%
County of Baltimore, Rev. Bonds (Riderwood Village, Inc. Fac.), Series 2020, 4.00% 1/1/2050		4,000	3,684
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.50% 6/1/2033		300	301
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 4.875% 6/1/2042		875	883
Mayor and City Council of Baltimore, Special Obligation Rev. Bonds, Series 2022, 5.00% 6/1/2051		1,600	1,611
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 9/1/2027		1,000	994
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 9/1/2033		3,900	3,877
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 9/1/2038		1,725	1,738
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 7/1/2029		950	934
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 7/1/2036		2,850	2,905
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044		20	20
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050		315	312
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051		2,840	2,768
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2044		725	748
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 6/1/2049		1,250	1,281
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2029		1,850	1,944
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 6/1/2032		1,000	1,049
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 7/1/2036		3,560	3,484
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 7/1/2044		6,850	6,526
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2040		500	472
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 7/1/2050		1,500	1,326
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2022-A, 5.75% 7/1/2053		2,280	2,494
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 10/1/2033		1,000	1,000
County of Frederick, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2020-C, 4.00% 7/1/2050[1]		1,220	1,114
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 7/1/2043[1]		2,300	2,260
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 4.50% 1/1/2042		18,500	17,786

American Funds Tax-Exempt Income Funds	244

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Maryland (continued)
City of Gaithersburg, Econ. Dev. Project Rev. Bonds (Asbury Maryland Obligated Group), Series 2022, 5.125% 1/1/2042	USD	3,270	$3,315
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 7/1/2048		3,500	3,567
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2045		900	866
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 7/1/2050		1,000	946
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2033		1,175	1,286
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2034		1,235	1,361
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.25% 6/1/2035		1,300	1,431
Health and Higher Educational Facs. Auth., Rev. Bonds (Maryland Institute College of Art Issue), Series 2024, 5.50% 6/1/2047		2,500	2,669
County of Howard, Retirement Community Rev. Bonds (Vantage House Fac.), Series 2017, 5.00% 4/1/2044		500	447
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2/15/2028[1]		575	575
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2/15/2034[1]		750	733
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2/15/2039[1]		2,000	1,952
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2/15/2047[1]		10,000	9,489
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 7/1/2031[1]		725	706
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 7/1/2039[1]		2,150	2,062
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 7/1/2048[1]		5,430	4,939
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 7/1/2046[1]		2,500	2,505
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 7/1/2035		653	656
			101,016

Massachusetts 0.39%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2023-G, 5.25% 7/1/2052		2,500	2,687
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2028[1]		2,085	2,180
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2033[1]		4,000	4,178
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 11/15/2038[1]		4,250	4,431
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 11/15/2046[1]		6,825	7,053
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, (SIFMA Municipal Swap Index + 0.60%) 4.21% 7/1/2049 (put 1/29/2026)[1,2]		845	845
Dev. Fin. Agcy., Rev. Bonds (Milford Regional Medical Center Issue), Series 2020-G, 5.00% 7/15/2046[1]		1,350	1,299
Dev. Fin. Agcy., Rev. Bonds (Tufts Medicine Issue), Series 2024-E, 8.50% 10/1/2026		7,000	7,127
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2029		1,800	1,839
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 7/1/2036		2,500	2,545
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 10/1/2047[1]		2,500	2,525
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 4.00% 10/1/2039		250	244
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.00% 1/1/2027		605	606
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.125% 1/1/2040		1,020	1,007
Dev. Fin. Agcy., Rev. Ref. Bonds (Salem Community Corp. Issue), Series 2022, 5.25% 1/1/2050		2,675	2,531
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 4.25% 7/1/2032		1,570	1,567
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-B, AMT, 5.00% 7/1/2032		935	997
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 7/1/2035		230	229
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 7/1/2036		105	104
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037		1,070	924
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038		2,290	2,125
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.25% 7/1/2044		1,840	1,787
Housing Fin. Agcy., Housing Bonds, Series 2019-B-1, 2.75% 12/1/2034		460	402
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039		285	284
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043		515	513
Massachusetts Bay Transportation Auth., Sales Tax Rev. Bonds, Series 2021, 4.00% 5/1/2025		465	469
			50,498

Michigan 1.25%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.60%) 4.347% 7/1/2032[2]		7,185	7,021
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2025		1,350	1,366
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2029		250	264

245	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2030	USD	500	$526
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2031		1,120	1,224
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2032		1,000	1,046
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2033		500	523
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2034		1,250	1,307
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2036		1,565	1,633
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2037		1,000	1,042
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 4/1/2038		1,300	1,353
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2039		395	421
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2040		365	358
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2041		320	311
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 4/1/2042		450	434
City of Detroit, Unlimited Tax G.O. Bonds, Series 2023-C, 6.00% 5/1/2043		500	577
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2046		3,000	3,124
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 4/1/2050		6,820	7,051
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 11/1/2045		1,000	983
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 12/1/2040		4,000	4,002
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 11/15/2037		2,500	2,564
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2/15/2047		4,890	4,605
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2032		500	506
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 7/1/2035		1,500	1,519
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 7/1/2038		500	470
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-B, 4.75% 7/1/2028		370	361
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2028		3,775	3,775
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 7/1/2039		865	849
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 11/1/2055		10,490	9,257
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037		5,980	5,885
City of Grand Rapids Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044		10,335	9,563
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 11/1/2027		2,260	2,176
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2032		1,055	1,042
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2037		1,200	1,168
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2047		5,990	5,453
City of Grand Rapids Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 11/1/2052		5,240	4,681
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2046		7,000	7,116
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 10/1/2056		9,230	6,096
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 12/1/2034		1,135	1,061
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047		235	234
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052		3,200	3,116
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2023-B, 5.75% 6/1/2054		11,000	11,767
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.00% 6/1/2054		5,205	5,665
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2035		850	938
County of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 1/1/2036		600	661
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2032		1,345	1,372
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 11/15/2037		7,125	7,184

American Funds Tax-Exempt Income Funds	246

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Michigan (continued)
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 11/15/2043	USD	4,775	$4,177
City of Kentwood Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 11/15/2045		2,375	2,069
Mattawan Consolidated School Dist., G.O. School Building and Site Bonds, Series 2015-I, 5.00% 5/1/2039 (preref. 5/1/2025)		1,000	1,016
Board of Trustees of Michigan State University, Rev. Bonds, Series 2024-A, 5.25% 8/15/2054		8,425	9,328
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 11/15/2034		1,285	1,287
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2029		1,000	1,027
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 11/15/2043		2,750	2,760
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2037		2,290	2,254
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 5/15/2044		3,170	2,933
			160,501

Minnesota 0.23%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2051		500	432
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 9/1/2061		870	710
Duluth Econ. Dev. Auth., Health Care Facs. Rev. Bonds (St. Luke’s Hospital of Duluth Obligated Group), Series 2022-B, 5.25% 6/15/2042		1,320	1,457
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 11/1/2037		430	426
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 11/1/2038		5,910	5,157
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2023, AMT, 4.00% 11/1/2042		13,275	12,778
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 12/1/2047		770	633
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045		210	209
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2024-G, 6.50% 7/1/2054		4,550	5,057
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 7/1/2029[1]		235	237
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 7/1/2033[1]		140	143
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 7/1/2052[1]		1,600	1,614
City of Woodbury, Charter School Lease Rev. Bonds (Woodbury Leadership Academy Project), Series 2021-A, 4.00% 7/1/2051		1,320	1,006
			29,859

Mississippi 0.29%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 6/1/2044		17,590	11,039
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2/1/2036 (put 8/2/2027)[1]		11,500	11,676
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2036[1]		2,100	1,906
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 10/1/2041[1]		1,000	841
Home Corp., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2044		1,390	1,389
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 9/1/2046		10,635	10,712
			37,563

Missouri 1.26%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Bonds (SoutheastHEALTH), Series 2017-A, 5.00% 3/1/2036		1,725	1,785
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Health), Series 2021, 4.00% 3/1/2041		2,300	2,236
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 3/1/2033		3,240	3,309

247	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (SoutheastHEALTH), Series 2021, 3.00% 3/1/2046	USD	6,030	$4,768
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2036		2,350	2,211
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2040		1,650	1,650
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2021, 4.00% 8/1/2041		1,770	1,565
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 8/1/2045		2,050	1,993
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 11/15/2048		10,000	10,002
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 4.00% 11/15/2048		4,000	3,906
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2/1/2045		1,320	1,327
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 5/15/2036		1,500	600
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects), Series 2019-C, 4.00% 2/1/2033		860	872
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2034		1,780	1,802
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2034		1,400	1,426
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2034		2,735	2,846
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2042		825	773
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2021, 4.00% 2/1/2042		6,055	5,670
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2/1/2042		5,975	6,113
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2/1/2046		1,480	1,488
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2/1/2048		5,000	4,472
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2/1/2046		825	830
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052		1,210	1,186
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-C, 6.00% 5/1/2053		4,040	4,440
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2023-E, 6.50% 5/1/2054		1,090	1,226
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-A, 5.75% 5/1/2055		6,940	7,529
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-C, 6.00% 5/1/2055		6,945	7,678
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2024-E, 6.00% 5/1/2055		8,440	9,360
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045		495	493
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 11/1/2040		1,015	933
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.00% 8/15/2039		4,535	4,784
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-B-1, 4.825% 8/15/2047		620	623
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.625% 8/15/2054		540	561
City of Lee’s Summit, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (John Knox Village), Series 2024-A, 5.75% 8/15/2059		520	539

American Funds Tax-Exempt Income Funds	248

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Missouri (continued)
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 11/1/2027[1]	USD	925	$900
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 3/15/2030		660	607
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2039		4,360	3,806
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 3/15/2049		7,250	5,893
City of Maryland Heights, Tax Increment and Special Dist. Rev. Bonds (Westport Plaza Redev. Area), Series 2020, 3.625% 11/1/2031		385	383
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2045		2,000	2,094
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 10/1/2049		1,000	1,036
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 6/1/2036		530	533
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2025		100	99
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2026		315	308
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 5/1/2030		950	885
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 5/1/2035		500	437
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2026		1,710	1,767
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030		3,255	3,684
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2024-A, Assured Guaranty Municipal insured, 5.00% 7/1/2041		5,000	5,565
City of St. Louis, Industrial Dev. Auth., Tax Increment and Special Dist. Rev. Bonds (Union Station Phase 2 Redev. Project), Series 2024-A, 4.875% 6/15/2034		580	594
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2030		1,000	982
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 8/15/2035		1,400	1,333
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 8/15/2042		1,000	1,000
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 8/15/2045		2,000	1,793
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 9/1/2048		5,480	5,409
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 9/1/2049		1,335	1,310
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 9/1/2053		6,940	6,878
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2025		545	547
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 12/1/2035		1,410	1,394
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 12/1/2045		8,320	7,704
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 3/1/2037		3,450	3,526
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 4/1/2037		620	565
City of Washington, Industrial Dev. Auth., Sales Tax. Rev. Ref. Bonds (Phoenix Center II Community Improvement Dist. Project), Series 2021, 2.50% 11/1/2029		95	89
			162,117

249	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Montana 0.13%
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 10/1/2032	USD	13,000		$12,994
City of Forsyth, Pollution Control Rev. Ref. Bonds (Avista Corp. Colstrip Project), Series 2010-A, 3.875% 3/1/2034		3,000		2,984
Board of Housing, Single Family Mortgage Bonds, Series 2024-A, 6.00% 12/1/2054		450		491
				16,469

Nebraska 0.17%
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% Cash 8/14/2025[6,8,9,10]		190		190
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2021, 7.00% Cash 7/26/2026[6,8,9,10]		113		113
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2021, 7.00% Cash 8/30/2026[6,8,9,10]		—	[11]	—	[11]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2021, 7.00% Cash 11/15/2026[6,8,9,10]		6		6
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 2/28/2027[6,8,9,10]		1		1
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 5/23/2027[6,8,9,10]		12		12
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 9/6/2027[6,8,9,10]		105		105
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 11/21/2027[6,8,9,10]		4		4
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2023, 7.00% Cash 6/5/2028[6,8,9,10]		3		3
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2024, 7.00% PIK or 7.00% Cash 3/11/2029[8,9,10]		32		32
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 1/4/2028[8,9,10]		208		208
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 2/21/2028[8,9,10]		93		93
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 3/14/2028[8,9,10]		27		27
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 5/11/2028[8,9,10]		621		621
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 6/21/2028[8,9,10]		628		628
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049		1,125		1,114
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2025[6,8,9,10]		370		370
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/17/2025[6,8,9,10]		876		876
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/21/2026[6,8,9,10]		402		402
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/18/2026[6,8,9,10]		420		420
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/15/2026[6,8,9,10]		232		232
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/20/2026[6,8,9,10]		6		6
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/22/2026[6,8,9,10]		270		270
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2026[6,8,9,10]		120		120
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/12/2026[6,8,9,10]		4		4
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2026[6,8,9,10]		909		909
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/26/2026[6,8,9,10]		64		64
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/23/2026[6,8,9,10]		30		30

American Funds Tax-Exempt Income Funds	250

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/14/2026[6,8,9,10]	USD	199	$199
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/18/2027[6,8,9,10]		363	363
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/15/2027[6,8,9,10]		3	3
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/12/2027[6,8,9,10]		611	611
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/16/2027[6,8,9,10]		462	462
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/21/2027[6,8,9,10]		10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/18/2027[6,8,9,10]		5	5
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/15/2027[8,9,10]		259	259
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/20/2027[8,9,10]		321	321
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/17/2027[8,9,10]		12	12
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027[8,9,10]		159	159
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028[8,9,10]		61	61
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028[8,9,10]		355	355
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028[8,9,10]		135	135
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028[8,9,10]		10	10
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028[8,9,10]		822	822
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 6.00% PIK 7/31/2028[8,9,10]		492	492
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2028[8,9,10]		177	177
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/19/2028[8,9,10]		451	451
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 11/16/2028[8,9,10]		302	302
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 1/16/2029[8,9,10]		147	147
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/7/2029[8,9,10]		98	98
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 4/9/2029[8,9,10]		11	11
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/6/2026[8,9,10]		53	53
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/29/2026[8,9,10]		609	609
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/26/2027[8,9,10]		106	106
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/6/2027[8,9,10]		347	347
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/27/2027[8,9,10]		594	594
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/18/2027[8,9,10]		2,133	2,133
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/18/2027[8,9,10]		727	727
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/6/2027[8,9,10]		13	13

251	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027[8,9,10]	USD	2,296	$2,296
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027[8,9,10]		919	919
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028[8,9,10]		31	31
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028[8,9,10]		46	46
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028[8,9,10]		439	439
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028[8,9,10]		138	138
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028[8,9,10]		163	163
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/6/2028[8,9,10]		862	862
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/4/2028[8,9,10]		26	26
			21,827

Nevada 0.48%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2037		1,000	1,006
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 7/15/2047		2,700	2,703
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 4.00% 12/15/2025		500	497
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 12/15/2029[1]		2,010	2,018
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2038[1]		1,000	1,004
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 12/15/2045[1]		1,000	1,001
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 12/15/2048[1]		1,750	1,714
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2024		350	349
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 12/1/2025		355	351
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 3/1/2025		685	683
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 6/15/2045		1,225	1,235
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2030		195	182
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.50% 6/1/2031		155	143
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 3.75% 6/1/2032		470	436
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.00% 6/1/2040		445	400
City of Las Vegas, Special Improvement Dist. No. 611 (Sunstone Phase I and II), Local Improvement Bonds, Series 2020, 4.125% 6/1/2050		620	547
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 6/1/2035		210	188
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 6/1/2050		965	801
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 12/1/2025		575	578
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2026		605	610
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2029		1,430	1,437
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 12/1/2035		1,405	1,411
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 6/1/2025		215	214

American Funds Tax-Exempt Income Funds	252

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 6/1/2026	USD	210	$207
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2027		230	226
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 6/1/2028		220	215
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 6/1/2033		1,070	1,049
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 6/1/2037		920	911
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 6/1/2042		1,160	1,142
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 6/1/2047		1,400	1,371
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2025		185	183
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2026		190	186
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2027		185	179
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2028		145	138
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2029		330	310
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 6/1/2031		295	265
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2032		400	361
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2033		445	397
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 6/1/2035		970	863
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2039		480	441
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 6/1/2049		1,550	1,282
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 12/1/2040		975	943
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2033		520	436
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 6/1/2036		835	657
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 6/1/2041		1,000	775
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 6/1/2051		1,425	1,027
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 5.75% 6/1/2043		500	524
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2048		350	368
City of Las Vegas, Special Improvement Dist. No. 817 (Summerlin Village 29), Local Improvement Bonds, Series 2023, 6.00% 6/1/2053		970	1,012
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2026		660	660
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2028		265	265
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2029		465	465
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 6/1/2031		105	105
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2023-A, 5.00% 6/1/2049		3,000	3,247
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2025		135	135

253	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Nevada (continued)
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2026	USD	180	$179
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 6/1/2027		255	252
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 6/1/2028		385	378
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2029		200	197
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 6/1/2030		330	322
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 6/1/2034		590	581
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 6/1/2039		1,420	1,411
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2043		965	955
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 6/1/2049		3,635	3,530
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.50% 6/1/2037[1]		740	756
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2042[1]		1,090	1,113
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 5.75% 6/1/2047[1]		1,585	1,605
City of North Las Vegas, Special Improvement Dist. No. 66 (Villages at Tule Springs Village 1), Local Improvement Bonds, Series 2022, 6.00% 6/1/2052[1]		1,780	1,825
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 6/1/2058		1,250	1,212
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 4.125% 3/1/2036 (put 10/1/2029)		3,000	3,040
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 4.125% 3/1/2036 (put 10/1/2029)		4,000	4,053
			61,262

New Hampshire 1.77%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 4/1/2029 (put 10/1/2019)[1]		1,900	1,787
Health and Education Facs. Auth., Education Loan Rev. Bonds (New Hampshire Higher Education Loan Corp. Issue), Series 2023-B, AMT, 5.00% 11/1/2043		2,660	2,788
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 10/1/2031		1,250	1,280
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-C, 6.25% 1/1/2055		1,740	1,897
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2024-A, 6.25% 1/1/2055		3,600	3,961
Housing Fin. Auth., Single Family Mortgage Rev. Bonds, Series 2023-D, 6.50% 7/1/2055		3,195	3,525
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2046		1,605	1,299
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 8/15/2051		15,085	12,038
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 1/20/2034		28,690	28,568
National Fin. Auth., Municipal Certs., Series 2022-1, Class X, 0.334% 9/20/2036		75,450	1,625
National Fin. Auth., Municipal Certs., Series 2022-1, Class A, 4.375% 9/20/2036		25,104	25,304
National Fin. Auth., Municipal Certs., Series 2022-2, Class X, 0.697% 10/20/2036[2,3]		63,500	2,973
National Fin. Auth., Municipal Certs., Series 2022-2, Class A, 4.00% 10/20/2036		33,074	32,379
National Fin. Auth., Municipal Certs., Series 2023-2, Class X, 0.813% 1/20/2038		53,000	2,971
National Fin. Auth., Municipal Certs., Series 2023-2, Class A, 3.875% 1/20/2038		15,506	14,907
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 0.505% 8/20/2039[2]		17,580	747
National Fin. Auth., Municipal Certs., Series 2024-2, Class X, 3.625% 8/20/2039		16,813	15,746
National Fin. Auth., Municipal Certs., Series 2024-1, Class A, 4.25% 7/20/2041		13,201	12,992
National Fin. Auth., Municipal Certs., Series 2024-3, Class A, 4.163% 10/20/2041[2]		10,415	10,084
National Fin. Auth., Municipal Certs., Series 2024-1, Class X, 0.495% 7/1/2051[2]		18,510	732
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 11/1/2042[1]		1,000	946
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2020-B, AMT, 3.75% 7/1/2045 (put 7/2/2040)[1]		8,860	7,497

American Funds Tax-Exempt Income Funds	254

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Hampshire (continued)
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 7/1/2043 (put 7/2/2040)[1]	USD	7,085	$5,934
National Fin. Auth., Rev. Bonds (Adventist Health Energy Projects), Series 2024-C, 5.25% 7/1/2054		2,500	2,604
National Fin. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-A, 5.25% 7/1/2048		2,500	2,641
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2041		3,050	2,775
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living Project), Series 2021, 4.00% 1/1/2051		2,100	1,740
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 5.625% 12/15/2033[1]		16,115	16,527
National Fin. Auth., Specialty Pharmacy Rev. Bonds (University Hospitals Home Care Services, Inc.), Series 2024-A, 6.25% 12/15/2038[1]		8,900	9,260
			227,527

New Jersey 2.02%
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2052[1]		2,000	2,006
County of Camden, Improvement Auth., Charter School Rev. Bonds (Camden Prep High School Project), Series 2022, 5.00% 7/15/2062[1]		4,555	4,519
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2026		1,500	1,507
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 11/1/2029		1,180	1,186
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 11/1/2039		2,500	2,505
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, 5.25% 11/1/2044		1,000	1,001
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 6/15/2037		7,085	7,086
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 6/15/2043		750	750
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 7/1/2027		750	784
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 1/1/2043		7,725	7,731
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 1/1/2052		3,940	3,943
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 7/1/2050		1,100	1,102
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 7/1/2047		4,750	4,737
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties, LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 1/1/2050		1,590	1,576
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties, LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 6/1/2037		2,750	2,846
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2035		3,750	3,753
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties, LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 1/1/2048		2,150	2,058
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 6/15/2029 (preref. 6/15/2025)		2,500	2,551
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2034 (preref. 6/15/2027)		1,500	1,595
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 6/15/2035 (preref. 6/15/2027)		1,275	1,356
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043		1,850	1,921
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2018-EEE, 5.00% 6/15/2043 (preref. 12/1/2028)		1,085	1,184
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 6/15/2025		4,250	4,319
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2023-RRR, 5.00% 3/1/2026		6,075	6,257
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2024-SSS, 5.25% 6/15/2038		1,000	1,151
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 6/15/2029[1]		370	366
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2039[1]		825	828
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2049[1]		930	907
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 6/15/2054[1]		725	700
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 9/15/2029		32,665	32,684

255	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Jersey (continued)
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 11/15/2030	USD	3,545	$3,575
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 6/1/2033		3,500	3,522
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 9/15/2027		3,525	3,528
Econ. Dev. Auth., State Lease Rev. Bonds (State Government Buildings - Health Dept. and Taxation Division Office Project), Series 2018-A, 5.00% 6/15/2025		1,500	1,524
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2038		2,500	2,528
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 11/1/2039		4,550	4,590
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 10/1/2039 (put 12/3/2029)		2,500	2,219
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 4.00% 9/1/2031		5,000	5,002
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 7/1/2034		1,000	1,029
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2031		1,700	1,733
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 7/1/2035		500	508
Higher Education Student Assistance Auth., Student Loan Rev. and Rev. Ref. Bonds, Series 2022, AMT, 4.00% 12/1/2041		6,870	6,771
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1A, AMT, 3.25% 12/1/2029		980	951
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1A, AMT, 3.25% 12/1/2030		1,100	1,048
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2015-1A, AMT, 4.00% 12/1/2030		755	744
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 12/1/2031		390	383
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 12/1/2032		320	316
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 12/1/2039		9,800	9,178
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-B, AMT, 3.50% 12/1/2039		2,855	2,742
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2020-A, AMT, 3.50% 12/1/2039		7,995	7,457
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 12/1/2040		11,395	10,274
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2023-B, AMT, 4.00% 12/1/2044		15,045	14,452
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-B, AMT, 4.25% 12/1/2045		5,645	5,672
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 12/1/2051		3,000	2,243
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2024-C, AMT, 5.25% 12/1/2054		2,225	2,269
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050		650	659
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2024-K, 6.00% 10/1/2055		1,180	1,287
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2036		1,000	1,038
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 1/1/2042		1,250	1,284
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2022-A, 4.625% 11/1/2047		1,550	1,590
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 11/1/2033		1,600	1,604
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 11/1/2045		1,895	1,992
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 11/1/2050		3,000	2,874
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 6/1/2046		1,210	1,254
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2038		3,000	3,028
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 6/15/2045		1,675	1,646
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.00% 6/15/2046		1,700	1,843
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 6/15/2050		6,000	4,706
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 3.00% 6/15/2050		13,000	10,196
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 6/15/2050		2,500	2,579
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2023-BB, 5.25% 6/15/2050		2,190	2,401
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 6/15/2041		2,000	2,002
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2035		3,580	2,348
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 12/15/2036		10,785	6,739
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 12/1/2041[1]		14,510	9,550
			259,787

American Funds Tax-Exempt Income Funds	256

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New Mexico 0.41%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	USD	28,685	$25,134
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects),Series 2016-B, 2.15% 4/1/2033		7,265	5,924
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 3.875% 6/1/2040 (put 6/1/2029)		4,370	4,434
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046		290	286
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2024-C, Class I, 6.00% 3/1/2055		10,000	11,008
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2034		1,275	1,293
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2039		500	501
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2012, 5.00% 5/15/2042		1,225	1,206
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2044		1,320	1,281
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 5/15/2049		2,405	2,262
			53,329

New York 6.89%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project),Series 2024, 5.00% 6/1/2064		550	555
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project),Series 2024, 4.75% 6/1/2054		1,200	1,200
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055		6,815	5,887
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 10/1/2050		2,250	2,358
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2026		2,500	2,573
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042		49,720	50,580
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2052[1]		1,250	1,310
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[1]		1,900	1,982
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2041[1]		1,065	1,024
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2051[1]		1,620	1,474
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 12/1/2055[1]		1,430	1,283
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2031[1]		350	339
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2041[1]		610	538
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2051[1]		635	516
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 6/15/2056[1]		530	419
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 6/15/2031[1]		500	448
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 6/15/2051[1]		2,000	1,977
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]		12,575	12,618
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 12/31/2028[1]		10,355	9,954
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[1]		3,495	3,510
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039		4,000	2,069
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2045		8,135	3,018
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2046		3,445	1,210
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 11/15/2048		5,050	1,584
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 11/15/2049		4,020	1,214

257	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2055	USD	4,265	$936
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2056		3,950	823
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050		10,550	8,079
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2037		1,860	1,609
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2038		1,650	1,413
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045		4,640	3,756
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033		500	501
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050		4,910	4,774
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2045		900	847
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050		2,900	2,672
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047		1,235	1,177
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2033[1]		1,200	1,196
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2034[1]		1,200	1,197
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 12/1/2034[1]		1,000	989
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 12/1/2035[1]		1,000	992
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 3/15/2041		9,000	7,741
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2049		8,000	8,913
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051		2,750	2,126
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052		3,205	3,558
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2051		15,000	16,322
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2055		3,000	3,254
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2048		4,000	4,470
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[1]		4,750	4,415
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]		2,500	2,441
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)		2,125	2,088
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[1]		6,495	6,745
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052		635	662
Town of Huntington Local Dev. Corp., Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 7/1/2056		3,685	3,205
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042		2,080	1,623
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047		2,625	1,907
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[1]		1,000	1,002
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046		9,880	7,362
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051		11,525	8,673
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM insured, 3.00% 11/15/2051		2,000	1,514
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 11/15/2043		1,670	1,649
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 11/15/2043		1,565	1,566
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		6,950	7,506
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 11/15/2043		1,000	1,064
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045		4,500	4,773
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 11/15/2046		3,220	3,133
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 11/15/2048		1,000	965
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049		10,430	10,043
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050		6,540	6,840
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 11/15/2055		4,215	4,442
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 11/15/2026		2,365	2,462
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2026		1,315	1,369

American Funds Tax-Exempt Income Funds	258

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2028	USD	1,890	$2,016
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 11/15/2032		715	784
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 11/15/2045		620	606
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester Regional Health Project), Series 2020-A, 3.00% 12/1/2040		2,205	1,711
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051		1,000	977
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2042		1,410	1,582
New York City G.O. Bonds, Series 2020-D-1, 4.00% 3/1/2050		2,500	2,439
New York City G.O. Bonds, Series 2022-A-1, 3.00% 8/1/2050		3,010	2,323
New York City G.O. Bonds, Series 2024-D, 5.25% 4/1/2054		3,095	3,430
New York City Housing Dev. Corp., Housing Impact Green Bonds, Series 2020-A, 2.80% 2/1/2050		2,500	1,799
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		1,600	1,594
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2/15/2048		4,425	4,418
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 11/1/2035		955	765
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.25% 11/1/2041		2,000	1,454
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2046		3,875	3,110
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2039		1,500	1,309
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040		4,000	3,425
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 3/1/2045		5,350	5,250
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049		1,810	1,398
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 6/15/2051		2,000	1,937
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053		2,710	2,998
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-BB-1, 5.25% 6/15/2054		18,405	20,345
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054		7,035	7,809
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2025-A, 5.00% 11/1/2038		3,060	3,518
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2042		1,000	999
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.00% 5/1/2044		1,315	1,463
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-C, 5.25% 5/1/2048		2,500	2,788
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.25% 5/1/2048		12,000	13,445
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.25% 5/1/2049		5,000	5,590
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.25% 5/1/2051		13,495	15,058
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-F-1, 5.25% 2/1/2053		24,320	27,016
Niagara Area Dev. Corp., Rev. Bonds (Catholic Health System, Inc. Project), Series 2022, 5.00% 7/1/2052		6,250	5,707
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[1]		2,150	2,149
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[1]		9,290	8,821
Niagara Frontier Transportation Auth., Airport Rev. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 4/1/2039		525	541
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029		1,200	1,200
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043[1]		8,975	9,863
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030		1,490	1,504
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.125% 8/1/2044		1,250	1,270
Onongada Civic Dev. Corp., Rev. Ref. Bonds (Crouse Health Hospital, Inc. Project), Series 2024-A, 5.375% 8/1/2054		1,470	1,509
Port Auth., Consolidated Bonds, Series 227, AMT, 3.00% 10/1/2028		2,000	1,926

259	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Suffolk County Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 12/1/2040	USD	1,000	$1,017
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 5.75% 12/1/2044		3,750	3,924
Suffolk Regional Off-Track Betting Corp., Rev. Bonds, Series 2024, 6.00% 12/1/2053		2,500	2,626
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-1, 4.85% 11/1/2031[1]		2,750	2,775
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 11/1/2031[1]		3,565	3,597
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-A-2, 5.35% 11/1/2049[1]		3,000	3,027
Sullivan County Infrastructure Local Dev. Corp., Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 11/1/2049[1]		16,135	16,278
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2050		2,500	2,428
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2022-A-1, 4.00% 3/15/2051		3,000	2,908
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2052		2,500	2,422
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 3/15/2056		3,870	3,711
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034		700	701
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2027[6]		1,805	542
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2021[6]		1,000	300
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2032[6]		2,345	704
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 7/1/2038[6]		1,370	411
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 10/31/2046		2,750	2,433
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 4/30/2053		4,880	4,169
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 8/1/2026		16,030	15,534
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031		10,740	10,147
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 8/1/2031		6,230	6,611
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036		5,710	6,082
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2026		1,200	1,235
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2036		1,000	1,075
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037		705	745
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2038		1,025	1,105
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2038		1,700	1,814
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039		1,100	1,083
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2040		1,290	1,364
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2041		1,735	1,828
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2042		1,780	1,711
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2042		2,800	2,761
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042		1,000	1,047
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2026		10,880	10,885

American Funds Tax-Exempt Income Funds	260

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 8/1/2031	USD	34,155	$34,163
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2032		2,000	1,989
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2033		4,500	4,471
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 7/1/2046		4,375	4,020
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046		3,500	3,499
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050		27,015	27,014
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2027		2,000	2,056
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2029		2,320	2,407
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2030		4,935	5,120
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030		2,550	2,536
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2031		11,915	12,312
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2032		7,700	7,948
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2033		12,500	12,894
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2034		2,000	2,062
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 6.00% 4/1/2035		30,245	34,148
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036		6,365	6,371
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 1/1/2036		3,000	3,084
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2023, AMT, 5.625% 4/1/2040		10,945	11,843
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 10/1/2040		9,995	10,406
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045		18,340	17,703
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 4.25% 6/30/2042		2,500	2,502
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2049		2,495	2,585
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.00% 6/30/2054		7,750	8,051
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2054		12,500	13,346
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, 6.00% 6/30/2054		4,000	4,356
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.00% 6/30/2060		11,000	11,217
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.125% 6/30/2060		2,000	2,075
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.25% 6/30/2060		7,620	8,049
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060		10,000	10,647
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054		5,180	5,006

261	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054	USD	4,695	$5,192
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2039		1,500	1,585
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 3/15/2040		2,000	1,760
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2047		6,445	5,197
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049		360	351
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 3/15/2049		230	224
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 3/15/2050		2,500	1,970
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 4.00% 3/15/2052		2,280	2,205
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2063		7,215	7,781
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 3/15/2040		2,500	2,187
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047		1,020	1,026
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[1]		3,665	3,607
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046		5,350	5,060
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 7/1/2040		1,000	872
Westchester County Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 7/1/2055		1,100	898
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 10/15/2029		400	399
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2039		420	430
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2054		930	930
			886,834

North Carolina 0.28%
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2022-A, AMT, 3.00% 7/1/2046		3,000	2,370
City of Charlotte, Water and Sewer System Rev. Bonds, Series 2024, 5.00% 7/1/2054		6,195	6,860
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2023-A, AMT, 5.00% 6/1/2043		815	822
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 53-A, 6.25% 1/1/2055		2,835	3,112
Housing Fin. Agcy., Home Ownership Rev. Bonds (1998 Trust Agreement), Series 54-A, 6.25% 1/1/2055		1,805	2,021
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2041		500	457
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (Lutheran Services for the Aging), Series 2021-A, 4.00% 3/1/2051		4,000	3,333
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 10/1/2045		1,500	1,552
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 10/1/2030		1,900	1,901
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2045		1,000	965
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 10/1/2050		2,500	2,347
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2041		1,080	985
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 1/1/2052		4,095	3,350
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 4.25% 4/1/2042		200	172
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 4/1/2047		5,480	4,975
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 1/1/2049		1,300	1,298
			36,520

American Funds Tax-Exempt Income Funds	262

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
North Dakota 0.18%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 12/1/2046	USD	6,680	$5,357
County of Grand Forks, Solid Waste Disposal Fac. Rev. Green Bonds (Red River Biorefinery, LLC Project), Series 2021-A, AMT, 6.625% 12/15/2031[1,6]		2,625	79
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052		745	726
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2023-D, 5.75% 1/1/2054		1,355	1,447
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-A, 6.00% 7/1/2054		875	952
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2024-C, 6.25% 1/1/2055		4,780	5,355
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2038		1,500	1,501
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2043		6,500	6,360
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 6/1/2053		2,015	1,825
			23,602

Ohio 2.74%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, 4.00% 9/1/2030 (put 6/1/2027)		2,500	2,511
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)		10,585	10,675
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2/1/2026 (put 11/4/2025)		4,110	3,927
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2/1/2026		3,810	3,711
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2/1/2026		9,160	8,921
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 6/1/2041 (put 10/1/2029)		1,000	910
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2007-B, AMT, 2.50% 11/1/2042 (put 10/1/2029)		4,500	4,073
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 9/1/2029		9,390	9,081
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 7/1/2049[1]		4,445	4,203
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 1/15/2038[1]		6,030	6,045
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 1/15/2048[1]		5,250	5,235
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 12/1/2040		1,200	1,188
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 6/1/2034		2,200	2,367
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 6/1/2048		1,710	1,595
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 6/1/2055		31,910	29,595
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 11/15/2045		1,000	1,001
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2034		2,115	2,010
County of Butler, Hospital Facs. Rev. Ref. Bonds (UC Health), Series 2017, 4.00% 11/15/2035		1,000	943
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2037		4,400	4,419
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2047		7,195	6,816
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 11/1/2050		2,400	2,238
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 12/1/2055[1]		13,210	11,118
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 12/1/2055[1]		10,155	8,910
Columbus-Franklin County Fin. Auth., Public Infrastructure Rev. Bonds (Bridge Park D Block Project), Series 2019-A-A, 5.00% 12/1/2051		8,085	8,121
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.25% 2/15/2047		4,880	4,970
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2/15/2052		2,250	2,260
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2031		925	880
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2032		120	113
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2035		365	337
County of Franklin, Health Care Facs. Rev. Bonds (Ohio Living Communities), Series 2020-B, 4.00% 7/1/2045		1,000	828
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 7/1/2038		3,000	3,006

263	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2040	USD	2,905	$2,906
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 11/15/2055		8,455	7,844
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040		5,785	5,120
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 7/1/2040 (preref. 7/1/2028)		5	5
Port of Greater Cincinnati Dev. Auth., Dev. Rev. Ref. Bonds (Duke Energy Convention Center Project - Transient Occupancy Tax), Series 2024-B, 5.00% 12/1/2063		1,250	1,311
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2031		4,360	4,403
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2046		3,870	3,800
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 1/1/2051		6,145	5,884
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2037		225	227
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.25% 1/1/2038		1,000	1,047
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.50% 1/1/2043		750	786
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2047		2,560	2,496
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 1/1/2052		1,125	1,073
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2023-A, 5.75% 1/1/2053		3,850	4,035
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 9/15/2050		3,000	3,003
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2041		1,465	1,419
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2046		1,000	924
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2047		2,980	3,114
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Ashtabula County Medical Center Obligated Group), Series 2022, 5.25% 1/1/2052		1,405	1,464
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2042		2,250	2,242
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2045		2,750	2,693
Higher Educational Facs. Commission, Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 12/1/2050		6,900	6,597
Higher Educational Facs. Commission, Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 1/15/2045		3,925	4,120
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 12/1/2040[1]		2,260	2,117
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 12/1/2046[1]		2,320	2,162
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2028[1]		6,000	5,974
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2033[1]		13,835	13,642
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2038[1]		6,750	6,551
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 12/1/2048[1]		17,670	16,264
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2020-A, 3.00% 1/15/2045		5,000	3,985
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 2.50% 9/1/2035		440	375
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2023-B, 6.00% 3/1/2055		3,175	3,481
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-A, 6.25% 3/1/2055		6,790	7,460
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2024-B, 6.25% 3/1/2055		1,010	1,117
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 11/15/2048		18,000	18,413
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 8/1/2051		3,000	2,906
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2/15/2048		8,210	7,911
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 12/31/2039		120	121
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, 5.00% 6/30/2053		12,955	13,017
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 12/1/2035		850	817

American Funds Tax-Exempt Income Funds	264

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Ohio (continued)
Toledo Hospital (The) 5.325% 11/15/2028	USD	8,328	$8,075
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.625% 12/1/2042		3,500	3,856
County of Washington, Hospital Facs. Rev. Bonds (Memorial Health System Obligated Group), Series 2022, 6.75% 12/1/2052		14,500	15,863
			352,627

Oklahoma 0.19%
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.00% 8/15/2024		250	250
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.25% 8/15/2043		1,500	1,543
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 8/15/2052		1,000	1,031
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 9/1/2051[1]		3,500	3,556
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2023-C, 6.00% 3/1/2054		790	866
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-A, 6.00% 9/1/2054		5,305	5,845
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2024-B, 6.25% 9/1/2055		3,215	3,599
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 3.25% 9/1/2039		2,230	1,660
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 5.25% 6/15/2034[1]		600	611
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.00% 6/15/2044[1]		1,000	1,027
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.25% 6/15/2054[1]		1,405	1,437
County of Oklahoma Fin. Auth., Charter School Lease Rev. Bonds (Astec Project), Series 2024, 6.50% 6/15/2064[1]		2,845	2,939
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 12/1/2035		520	521
			24,885

Oregon 0.54%
City of Astoria, Hospital Facs. Auth., Rev. Bonds (Columbia Memorial Hospital Project), Series 2024, 5.25% 8/1/2049		1,000	1,069
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2032		750	762
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 5.00% 11/15/2052		2,855	2,722
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 11/15/2040		625	626
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 11/15/2050		1,000	968
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 11/15/2055		1,000	974
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 10/1/2040		2,250	2,340
Health and Science University, Rev. Bonds, Series 2019-A, 3.00% 7/1/2049		6,570	5,131
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-B, 1.20% 6/1/2028		595	539
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2041		5,680	4,901
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2051		9,370	7,262
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 12/1/2056		8,805	6,637
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.125% 7/1/2035		3,580	3,591
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 7/1/2045		1,500	1,500
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 7/1/2050		5,080	5,080
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 7/1/2055		7,095	6,495
Port of Portland, Portland International Airport Rev. Bonds, Series 22, AMT, 5.00% 7/1/2044		8,990	8,991
Port of Portland, Portland International Airport Rev. Green Bonds, Series 29, AMT, 5.00% 7/1/2029		1,310	1,400

265	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Oregon (continued)
Port of Portland, Portland International Airport Rev. Green Bonds, Series 30-A, AMT, 5.25% 7/1/2041	USD	1,445	$1,589
Port of Portland, Portland International Airport Rev. Ref. Green Bonds, Series 29, AMT, 5.50% 7/1/2048		1,000	1,098
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2040		500	452
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2047		1,950	1,633
City of Salem, Hospital Fac. Auth., Rev. and Rev. Ref. Bonds (Capital Manor Project), Series 2022, 4.00% 5/15/2057		2,000	1,572
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2033		540	549
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 5/15/2048		1,250	1,221
			69,102

Pennsylvania 3.62%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD CME Term SOFR x 0.67 + 0.82%) 4.654% 2/1/2037[2]		4,070	3,870
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2/1/2028		2,500	2,627
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 5/1/2042[1]		1,500	1,508
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.00% 5/1/2042[1]		1,800	1,838
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2024, 5.375% 5/1/2042[1]		3,000	3,023
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Ref. Project), Series 2017, 5.00% 5/1/2042[1]		2,605	2,612
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-A, 5.25% 5/1/2042[1]		800	821
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (Waterfront - 30 E. Allen Street Project), Series 2024-B, 6.00% 5/1/2042[1]		3,205	3,395
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Ref. Bonds, Series 2022, 5.00% 5/1/2042		1,000	1,036
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2027		2,000	1,280
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2035		4,675	2,992
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2038		460	294
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 3.75% 11/1/2042		1,560	998
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2047		7,960	5,094
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 11/1/2047		6,300	4,032
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 11/1/2050		11,750	7,520
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 5/15/2032		350	358
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 5/15/2038 (preref. 5/15/2025)		1,000	1,033
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 5/15/2042		1,000	1,005
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.50% 11/1/2041		100	64
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2/1/2025		600	420
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-B-2, 5.00% 2/1/2040 (put 2/1/2027)		6,015	3,850
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 7/1/2051		3,250	2,481
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 7/1/2054		5,370	4,779
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 8/15/2050		2,500	2,362
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2032		585	604
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 10/1/2033		425	439
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2047		1,160	1,163
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 12/15/2051		645	642

American Funds Tax-Exempt Income Funds	266

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 3/1/2028[1]	USD	100	$99
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 3/1/2038[1]		1,462	1,461
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 3/1/2048[1]		2,800	2,699
County of Chester, Industrial Dev. Auth., Rev. Notes (Avon Grove Charter School Project), Series 2024, 5.00% 3/1/2027		2,245	2,278
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2036		1,715	1,753
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2046		7,750	7,833
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 6/1/2051		7,005	7,052
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2030		1,000	1,011
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 1/1/2033		1,610	1,627
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 1/1/2029		4,165	3,947
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2029		3,230	3,275
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2034		4,415	4,432
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2039		3,345	3,235
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 1/1/2045		7,850	7,272
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2034		1,245	1,272
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 6/1/2036		500	510
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-SOFR x 0.67 + 0.75%) 4.508% 6/1/2037[2]		8,980	8,389
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.00% 7/1/2031[1]		1,875	1,954
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2024, 5.375% 7/1/2039[1]		2,875	3,034
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041		6,145	6,177
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2041 (preref. 7/1/2026)		1,405	1,455
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045		3,690	3,263
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 7/1/2045 (preref. 7/1/2029)		410	427
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046		6,540	6,553
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 7/1/2046 (preref. 7/1/2026)		1,250	1,294
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049		2,930	2,944
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 7/1/2049 (preref. 7/1/2029)		560	608
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2020, 4.00% 7/15/2050		2,000	1,770
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 7/15/2051		1,500	1,321
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-2, 5.25% 7/1/2046		1,070	1,136
Econ. Dev. Fncg. Auth., Rev. Bonds (Presbyterian Senior Living Project), Series 2023-B-1, 5.25% 7/1/2049		3,100	3,268
Econ. Dev. Fncg. Auth., Rev. Bonds (Villanova University Project), Series 2024, 4.00% 8/1/2054		2,410	2,350
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 11/1/2044		4,500	4,508
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.25% 12/1/2037 (put 6/1/2027)		4,460	4,534

267	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.25% 12/1/2038 (put 6/1/2027)	USD	1,650	$1,677
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2035		2,500	2,727
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Penndot Major Bridges Package One Project), Series 2022, AMT, 5.25% 6/30/2053		850	879
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2029		5,000	5,078
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2034		31,270	31,704
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2038		2,500	2,528
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2042		1,000	1,007
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Consol Energy, Inc. Project), Series 2021-A, 9.00% 4/1/2051 (put 4/13/2028)[1]		9,750	10,723
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A-2, AMT, 4.60% 10/1/2046 (put 10/1/2026)		7,745	7,863
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 8/1/2039[1]		10,825	8,763
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2021-A, 3.00% 10/15/2046		1,000	818
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2043		1,100	1,062
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 12/1/2048		1,300	1,213
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2019, 5.00% 12/1/2049		1,010	937
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2028		550	569
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 6/1/2041		1,785	1,524
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 6/1/2042		4,460	3,804
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.50% 6/1/2043		1,155	1,164
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 4.00% 6/1/2044		6,605	6,369
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2024-1A, AMT, 4.125% 6/1/2045		2,320	2,244
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 6/1/2048		1,000	755
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2023-B, AMT, 5.00% 6/1/2050		1,275	1,275
Higher Education Facs. Auth., Rev. Bonds (University of the Sciences in Philadelphia), Series 2015-A, 3.00% 11/1/2028		500	468
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 9/1/2050		2,400	2,409
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2026		570	570
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 7/1/2031		1,450	1,442
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033		1,040	1,041
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 10/1/2038		135	135
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 10/1/2042		1,125	1,037
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051		5,380	5,191
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-144A, 6.00% 10/1/2054		6,585	7,167
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-145A, 6.00% 10/1/2054		3,095	3,382
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2024-146A, 6.25% 10/1/2054		1,355	1,501
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2037		355	330
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2046		675	564
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2051		555	444
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 7/1/2056		2,850	2,221
County of Lancaster, Hospital Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2015-A, 5.00% 7/1/2035		2,850	2,859
County of Lancaster, Hospital Auth., Healthcare Facs. Rev. Bonds (Moravian Manors, Inc. Project), Series 2019-A, 5.00% 6/15/2044		250	236
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 3/1/2050		500	424
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039[10]		20,890	21,021

American Funds Tax-Exempt Income Funds	268

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039[10]	USD	13,370	$13,508
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2047		2,000	2,096
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 5/1/2052		935	973
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2032		360	369
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2037		1,060	1,080
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 12/1/2047		6,500	6,505
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 12/1/2048		4,045	3,449
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2030 (preref. 1/15/2025)		5,185	5,237
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2036 (preref. 1/15/2025)		1,000	1,010
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 1/15/2045 (preref. 1/15/2025)		3,500	3,535
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2033		3,360	3,438
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 11/15/2036		4,250	4,347
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 11/15/2043		1,900	1,802
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 11/15/2045		1,240	1,277
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 12/1/2044		1,250	1,274
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 11/1/2039		1,500	1,432
Pennsylvania State University Bonds, Series 2023, 5.00% 9/1/2043		1,520	1,700
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 7/1/2033		1,000	1,016
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2029[1]		1,500	1,507
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 4.50% 6/15/2034[1]		1,890	1,899
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2039[1]		1,420	1,466
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (First Philadelphia Preparatory Charter School Project), Series 2024, 5.00% 6/15/2043[1]		1,285	1,303
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2030		320	329
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2040		620	634
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 8/1/2050		1,050	1,067
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2030		2,185	2,230
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2040		4,020	4,069
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2050		7,240	7,171
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 8/1/2054		5,245	5,128
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 6/15/2029		145	141
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2039		500	494
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 6/15/2050		1,375	1,275
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 11/1/2047		5,925	5,975

269	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Pennsylvania (continued)
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2028	USD	4,100	$4,228
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2030 (preref. 9/1/2026)		10	10
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2036		1,000	1,020
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2037		1,500	1,526
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 9/1/2038		1,000	1,016
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 9/1/2038		1,000	1,052
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 6/1/2034		3,000	3,368
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 3/1/2038		1,000	1,028
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2035		5,985	6,097
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 1/1/2038		7,260	7,367
Tower Health 4.451% 2/1/2050		33,929	20,357
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2026		125	124
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2027		130	129
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2028		110	109
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2041		670	624
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 11/15/2046		1,050	928
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Pleasant View Retirement Community Project), Series 2018, 5.00% 12/15/2038		500	504
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, 5.00% 6/1/2033		1,000	1,042
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2044		425	417
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2044		4,750	5,004
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2049		1,425	1,501
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 12/1/2050		1,000	937
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 7/1/2028		655	656
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2025		900	900
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 7/1/2037		3,200	2,954
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 4/15/2059		1,000	1,027
			466,667

Puerto Rico 5.51%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2025[1]		4,000	4,031
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2033[1]		485	511
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2033[1]		4,120	4,339
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2035[1]		37,305	38,932
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2037[1]		1,350	1,413
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2037[1]		4,045	4,235
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 7/1/2037[1]		15,660	16,485
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[1]		9,500	8,953
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2042[1]		51,115	48,173
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2042[1]		10,455	9,853
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2047[1]		11,995	10,918
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 7/1/2047[1]		2,480	2,257
Children’s Trust, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 5/15/2057		75,000	5,191
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2018[6]		175	94
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2018[6]		60	32
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 4.20% 7/1/2019[6]		10	5
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2019[6]		80	43
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.25% 7/1/2020[6]		65	35
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2020[6]		550	296
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, 5.50% 7/1/2020[6]		105	56
Electric Power Auth., Power Rev. Bonds, Series 2023-VV, 5.50% 7/1/2020[6]		75	40
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2021[6]		3,760	2,021
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2021[6]		75	40

American Funds Tax-Exempt Income Funds	270

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2022-WW, 5.375% 7/1/2022[6]	USD	40	$22
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 4.50% 7/1/2023[6]		80	43
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2023[6]		285	153
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2023[6]		890	478
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2024[6]		190	102
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2024[6]		2,390	1,285
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2024[6]		1,230	661
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2024[6]		4,345	2,335
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.625% 7/1/2025[6]		870	470
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2025[6]		50	27
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2025[6]		2,505	1,353
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.75% 7/1/2026[6]		95	51
Electric Power Auth., Power Rev. Bonds, Series 2007-XX, 5.25% 7/1/2026[6]		340	184
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2026[6]		165	89
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2026[6]		180	97
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 7/1/2026[6]		10,320	5,573
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2027[6]		355	192
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2027[6]		75	41
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2027[6]		350	189
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 7/1/2027[6]		3,100	1,666
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.80% 7/1/2028[6]		10	5
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 7/1/2028		3,595	3,582
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 7/1/2028[6]		30	16
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2028[6]		35	19
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2028[6]		185	100
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.25% 7/1/2028[6]		2,015	1,088
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 4.80% 7/1/2029[6]		130	70
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2029[6]		185	100
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, 4.625% 7/1/2030[6]		510	275
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 7/1/2030		185	185
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2030[6]		110	59
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.25% 7/1/2030[6]		25	14
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 7/1/2031[6]		100	54
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[6]		21,080	11,383
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2032[6]		350	189
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2022[6]		395	212
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 4.50% 7/1/2033[6]		315	169
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033		1,870	1,831
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.25% 7/1/2033[6]		19,665	10,619
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 7/1/2023[6]		235	126
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2033[6]		300	162
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[6]		805	435
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2035[6]		165	89
Electric Power Auth., Power Rev. Bonds, Series 2010-XXX, 5.75% 7/1/2036[6]		3,150	1,701
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 7/1/2037[6]		18,840	10,174
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 7/1/2040[6]		10,135	5,473
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 7/1/2040[6]		4,595	2,481
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/2042[6]		21,320	11,513
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 7/1/ 2042[6]		150	81
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 7/1/2042[6]		1,940	1,048
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, 4.064% 7/1/2017[6]		10	5
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 3.625% 7/1/2021[6]		5	3
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2021[6]		200	108
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, 5.00% 7/1/2022[6]		4,395	2,362
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD CME Term SOFR x 0.67 + 0.52%) 4.267% 7/1/2029[2]		16,915	16,418
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 7/1/2030		475	467
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 7/1/2033		45	44
Electric Power Auth., Power Rev. Ref. Bonds, Series 2008-WW, 5.50% 7/1/2038[6]		2,775	1,499
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025		2,383	2,403
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027		3,125	3,263
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029		4,669	5,017

271	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	USD	4,535	$5,028
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033		9,138	9,185
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035		4,867	4,795
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		6,672	6,501
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		38,762	36,483
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046		18,030	16,569
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033		5,535	3,734
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[2]		124,906	76,661
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051		153,870	96,747
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031		1,550	1,552
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2024		325	325
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 10/1/2026		825	825
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 10/1/2027		1,005	1,006
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 10/1/2031		1,525	1,527
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 10/1/2042		1,650	1,654
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 10/1/2024		550	550
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2024		1,700	1,705
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2025		1,800	1,837
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2026		1,900	1,975
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2027		1,900	2,010
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2028[1]		2,000	2,150
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 10/1/2029		2,230	2,233
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2034		2,200	2,382
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 10/1/2044		2,500	2,633
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2031		570	607
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 7/1/2038		550	525
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 7/1/2053		4,000	3,984
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2047[2]		3,512	1,108
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, 0% 8/1/2054[2]		22,487	4,751
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2019, Class 2, 0% 8/1/2054[2]		84	18
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		30,865	30,699
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		11,667	11,604
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 7/1/2058		4,225	4,200
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058		6,912	6,948
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2029		498	414

American Funds Tax-Exempt Income Funds	272

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2031	USD	661	$507
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2033		149	105
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		222,691	74,349
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-B-1, 0% 7/1/2046		3,000	992
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051		14,724	3,584
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2025		675	672
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2026		520	514
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2030		1,269	1,233
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 6/1/2036		5,185	4,970
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2025		470	468
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 6/1/2025		105	105
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026		1,450	1,434
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2030		8,370	8,134
			709,798

Rhode Island 0.58%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2030		500	511
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 7/1/2041		500	507
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2046		270	263
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 10/1/2051		740	707
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2049		3,615	3,881
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds (Lifespan Obligated Group Issue), Series 2024, 5.25% 5/15/2054		6,050	6,462
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 5/15/2034		3,150	3,199
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039		155	154
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 12/1/2029		330	351
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 12/1/2039		8,950	7,601
Student Loan Auth., Education Loan Rev. Bonds, Series 2022-A, AMT, 4.125% 12/1/2041		3,050	2,965
Student Loan Auth., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.125% 12/1/2042		10,125	9,904
Student Loan Auth., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.125% 12/1/2043		3,210	3,133
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 12/1/2034		4,110	3,855
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 12/1/2035		2,125	2,058
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2020-A, AMT, 3.625% 12/1/2037		3,275	3,103
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 6/1/2052		138,210	26,228
			74,882

South Carolina 1.30%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2032		9,267	5,654
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 1/1/2042		76,881	22,962
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 7/22/2051		1,022	141
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 4.50% 10/1/2033		210	209
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.25% 10/1/2043		1,595	1,596
County of Dorchester, Summers Corner Improvement Dist., Assessment Rev. Bonds, Series 2023, 5.50% 10/1/2051		2,115	2,117
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-D, 3.00% 7/1/2051		810	783
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 7/1/2043		365	364
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054		3,285	3,606
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2024-A, 6.25% 7/1/2054		15,795	17,588

273	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
South Carolina (continued)
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 4/1/2054	USD	2,500	$2,469
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 8/15/2041 (preref. 8/15/2026)[1,4]		10,330	10,729
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2028		210	215
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2042		1,745	1,754
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (The Woodlands at Furman Project), Series 2020-A, 5.00% 11/15/2054		1,155	1,110
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.00% 6/15/2043[1]		1,000	1,052
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.125% 6/15/2053[1]		3,865	4,057
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Bonds (Riverwalk Academy Project), Series 2023-A, 7.25% 6/15/2058[1]		2,910	3,054
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2036[1]		1,000	876
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2046[1]		1,150	872
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 6/1/2056[1]		2,955	2,075
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 5/1/2042		1,855	1,626
Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2024-A, 4.50% 11/1/2054		4,000	4,017
Jobs-Econ. Dev. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-B, 5.00% 12/1/2048 (put 10/1/2025)		2,960	3,013
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2036[1]		2,000	1,952
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 10/1/2041[1]		6,000	5,568
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 4/1/2052		3,030	2,886
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2032		2,135	2,157
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2038		2,400	2,415
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 4/1/2048		1,000	966
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (Seafields at Kiawah Island Project), Series 2023-B-1, 5.75% 11/15/2029		18,500	18,203
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2023-B-1, 5.25% 2/1/2054 (put 3/1/2031)		9,695	10,539
Public Service Auth., Improvement Rev. Ref. Obligations (Santee Cooper), Series 2024-B, Assured Guaranty Municipal insured, 5.00% 12/1/2054		5,175	5,512
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2035		250	255
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2041		11,850	11,989
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 12/1/2056		45	45
Public Service Auth., Rev. Ref. Obligations, Series 2016-A, 5.00% 12/1/2037		6,000	6,092
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2029		15	15
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 12/1/2031		2,010	2,061
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2034		2,250	2,289
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 11/1/2026[1]		520	493
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 11/1/2031[1]		1,000	872
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 11/1/2036[1]		1,270	1,038
			167,286

South Dakota 0.06%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 11/1/2051		1,220	1,192
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2024-A, 6.25% 5/1/2055		6,220	6,844
			8,036

American Funds Tax-Exempt Income Funds	274

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Tennessee 0.47%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 10/1/2039	USD	1,815	$1,816
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County, Educational Facs. Rev. Ref. and Improvement Bonds (The Vanderbilt University), Series 2024, 4.00% 10/1/2054		6,230	6,116
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045		80	80
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2023-3A, 6.25% 1/1/2054		5,285	5,770
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-1-A, 5.75% 1/1/2055		1,460	1,570
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2024-2A, 6.00% 1/1/2055		605	670
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.50% 7/1/2054		460	503
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-A-1, 5.00% 7/1/2064		1,785	1,845
County of Knox, Health, Educational and Housing Fac. Board, Student Housing Rev Bonds (Provident Group - UTK Properties, LLC. - University of Tennessee Project), Series 2024-B-1, BAM insured, 5.25% 7/1/2064		1,725	1,821
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 6/1/2036[1]		750	765
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 6/1/2051[1]		3,410	2,912
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Capital Appreciation Bonds, Series 2021-B, 0% 6/1/2043[1]		6,700	2,687
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.50% 7/1/2042		1,000	1,104
Metropolitan Nashville Airport Auth., Airport Improvement Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2052		1,750	1,827
County of Shelby, Health, Health Care Rev. Ref. and Improvement Bonds (Baptist Memorial Health Care), Series 2024-B, 5.00% 9/1/2049 (put 9/1/2029)		1,780	1,891
Tenergy Corp, Gas Supply Rev. Bonds, Series 2021-A, 4.00% 12/1/2051 (put 9/1/2028)		6,095	6,125
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)		10,745	11,404
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2023-A-1, 5.00% 5/1/2053 (put 5/1/2028)		11,135	11,600
			60,506

Texas 7.07%
Aldine Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		2,090	2,005
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2/15/2041		3,325	2,695
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2/15/2051		7,290	5,452
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2/15/2056		3,000	2,225
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.75% 6/15/2049[1]		495	489
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2054[1]		1,380	1,379
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 4.875% 6/15/2059[1]		590	585
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Basis Texas Charter Schools, Inc.), Series 2024, 5.00% 6/15/2064[1]		1,010	1,005
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.25% 8/15/2034		1,110	1,112
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 4.75% 8/15/2044		465	465
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2049		440	441
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2024-A, 5.00% 8/15/2054		600	600
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2024, 4.00% 2/15/2054		1,890	1,789
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2035		1,500	1,537
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 8/15/2036		1,690	1,729
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.50% 2/15/2057[1]		2,000	2,006

275	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Legacy Traditional Schools - Texas Project), Series 2022-A, 6.75% 2/15/2062[1]	USD	8,000	$8,099
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2041		600	564
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 8/15/2051		1,150	1,031
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.25% 8/15/2032		410	400
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.625% 8/15/2052		4,000	3,818
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2057		3,500	3,370
Arlington Higher Education Fin. Corp., Education Rev. Bonds (TGP Public Schools - The Gathering Place), Series 2022-A, 5.75% 8/15/2062		1,000	947
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2038		1,000	1,006
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2048		2,685	2,615
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 8/15/2053		1,375	1,326
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 12/1/2026		1,235	1,205
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2036		4,630	4,698
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2046		3,745	3,759
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 12/1/2051		4,100	4,102
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (BASIS Texas Charter Schools, Inc.), Series 2021-A, 4.50% 6/15/2056 (put 6/15/2026)		2,500	2,500
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2036		1,660	1,579
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2041		1,830	1,647
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 8/15/2046		1,885	1,628
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2/15/2043		825	853
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031		1,795	1,530
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031[1]		750	616
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050		8,625	7,062
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 10/1/2050[1]		4,155	3,373
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2022, AMT, 10.00% 6/1/2042[1,2]		24,100	24,074
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]		21,500	21,810
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 3/1/2039[1]		23,555	22,296
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 4/1/2040		85	85
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 4/1/2040		2,635	2,200
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2025		500	506
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 3.50% 1/1/2041 (put 1/1/2026)		5,910	5,899
Cedar Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2050		6,375	6,153
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 8/15/2028		500	515
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 8/15/2033		1,000	1,001
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2022-A, 4.00% 8/15/2047		590	551
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 5.75% 6/15/2038[1]		900	922
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.00% 6/15/2048[1]		3,650	3,730
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Valor Education), Series 2023-A, 6.25% 6/15/2053[1]		3,250	3,345
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 8/15/2046		7,000	5,563
Clifton Higher Education Fin. Corp., Education Rev. Ref. Bonds (Idea Public Schools), Series 2024, 4.00% 8/15/2054		920	885

American Funds Tax-Exempt Income Funds	276

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 10/1/2031	USD	1,125	$959
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 10/1/2031[1]		790	649
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 4.00% 10/1/2050		5,425	4,442
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 8/15/2047		1,000	987
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area No. 1 Project), Series 2021, 4.50% 9/15/2051[1]		1,000	903
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 9/15/2051[1]		500	496
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2038 (preref. 8/1/2025)		4,145	4,182
City of Dallas, Special Tax Rev. Bonds (Kay Bailey Hutchison Convention Center Dallas Venue Project), Series 2023, 6.00% 8/15/2053 (put 8/15/2028)[1]		6,805	6,869
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2/15/2031		335	337
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 8/15/2050 (preref. 8/15/2025)		4,580	4,657
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2037		1,195	1,072
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-A, 3.00% 8/15/2038		1,650	1,457
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 5/1/2038		4,500	4,501
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 11/1/2042		4,000	4,000
Fort Worth Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2015, 4.00% 2/15/2040 (preref. 2/15/2025)		3,630	3,647
Gonzales Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/1/2049		2,630	2,557
Greenwood Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		5,000	4,778
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 5/1/2025		11,805	11,808
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054		10,000	10,819
County of Harris, Permanent Improvement Tax and Rev. Certs. of Obligation, Series 2024, 5.00% 9/15/2054		2,950	3,191
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, 5.00% 11/15/2053		1,000	1,000
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 11/15/2056		7,125	5,382
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2024-A, 4.00% 8/15/2054		14,335	13,715
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2024-A, 5.00% 9/15/2054		3,060	3,310
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2037		2,960	2,961
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 1/1/2043		1,270	1,225
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 1/1/2048		23,205	21,629
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2024-B, 5.00% 7/1/2036		15,225	17,458
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2021-A, 3.00% 10/1/2051		2,000	1,513
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2033		1,400	1,379
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 6/1/2038		3,500	3,258
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2023-B, 6.00% 1/1/2054		4,295	4,716
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-A, 5.75% 7/1/2054		15,000	16,326
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2024-C, 6.00% 7/1/2054		9,595	10,616
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		3,040	2,947
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2023-C, 6.00% 3/1/2054		1,540	1,695
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)		835	835
City of Houston, Airport System Facs. Rev. and Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2035		5,495	5,517
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 7/1/2041		16,005	15,424

277	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 7/15/2041	USD	21,860	$21,066
City of Houston, Airport System Rev. Ref. Bonds, Series 2023-A, AMT, Assured Guaranty Municipal insured, 5.25% 7/1/2041		1,000	1,099
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 7/1/2046		5,000	4,801
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 7/15/2030		12,500	12,519
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 7/15/2038		4,400	4,406
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 7/15/2028		12,000	12,325
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 7/1/2029		21,835	21,841
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 7/1/2027		3,975	4,054
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 7/15/2027		3,955	4,035
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 7/15/2027		11,800	12,038
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 7/15/2030		9,545	9,614
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.00% 11/15/2025		1,355	1,390
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2024-A, 5.25% 11/15/2054		1,000	1,114
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2032		500	477
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2033		310	292
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 5.25% 3/1/2049		2,410	2,650
City of Houston, G.O. Rev. Ref. Bonds, Series 2024-A, 4.125% 3/1/2051		1,915	1,850
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2050		3,800	3,682
City of Hutto, Combination Tax and Waterworks and Sewer System Rev. Certs. of Obligation, Series 2024, 4.125% 8/1/2049		1,720	1,664
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 8/1/2054		1,725	1,875
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 10/15/2044		1,000	1,005
Kaufman Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054		1,000	1,073
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2024		1,000	1,000
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2025		1,000	1,012
City of Kerrville Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 8/15/2030		3,450	3,482
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021, 5.00% 2/1/2025		430	434
Little Elm Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 8/15/2054		5,000	4,800
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.50% 9/1/2044[1]		3,221	3,258
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 9/1/2051[1]		22,650	22,676
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2024, 5.75% 9/1/2053[1]		2,740	2,768
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds, Series 2012, AMT, 5.00% 11/1/2028		5,540	5,541
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds
(Central Power and Light Co. Project), Series 1996, AMT, 4.25% 5/1/2030		2,960	2,993
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 11/1/2028		1,955	2,021
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 4.75% 9/1/2034[1]		735	736
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.50% 9/1/2044[1]		1,000	1,015
County of Medina, Special Assessment Rev. Bonds (Haby Farms Public Improvement Dist. Improvement Area #1 Project), Series 2024, 5.875% 9/1/2054[1]		1,000	1,016
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2023, 4.00% 2/15/2053		5,000	4,817

American Funds Tax-Exempt Income Funds	278

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054	USD	3,460	$3,329
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 10/1/2031[1]		2,195	2,193
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024, AMT, 4.00% 6/1/2054 (put 6/1/2034)		6,875	6,968
County of Montgomery, Toll Road Auth., Toll Road Rev. Bonds, Series 2018, 5.00% 9/15/2043		1,695	1,708
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 4.16% 9/15/2027[2]		1,595	1,586
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD CME Term SOFR x 0.66 + 0.86%) 4.479% 9/15/2027[2]		1,150	1,148
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2026		585	600
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2027		910	943
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2029		2,570	2,717
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2030		3,500	3,731
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2031		2,210	2,371
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2032		1,390	1,502
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-A, 5.50% 1/1/2054 (put 1/1/2030)		6,450	6,959
Municipal Gas Acquisition and Supply Corp. IV, Gas Supply Rev. Bonds, Series 2023-B, 5.50% 1/1/2054 (put 1/1/2034)		27,425	30,798
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 4.00% 2/15/2054		20,000	19,189
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2041[1]		2,080	1,883
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2046[1]		1,610	1,400
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2051[1]		4,245	3,580
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 8/15/2056[1]		3,510	2,889
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 8/15/2029[1]		465	437
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2039[1]		1,445	1,445
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 8/15/2049[1]		2,710	2,631
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2030		1,000	978
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2035		500	474
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2037		1,250	1,049
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2040		790	707
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2022, 4.00% 1/1/2042		1,825	1,399
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 1/1/2055		6,100	4,880
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2036 (preref. 11/15/2024)		150	154
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 11/15/2046 (preref. 11/15/2024)		4,650	4,763
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2050		1,180	920
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2055		5,750	4,367
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 1/1/2039		1,455	1,255
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2035		100	97
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2043		3,700	3,317
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 1/1/2049		9,180	7,845

279	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2031	USD	1,410	$1,439
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 11/1/2040		2,600	2,616
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2031		1,680	1,609
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2036		1,755	1,618
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 1/1/2041		1,750	1,518
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021-A-1, 5.25% 1/1/2042		3,500	3,410
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2032 (preref. 4/1/2027)		855	901
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2037 (preref. 4/1/2027)		1,545	1,628
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 4/1/2042 (preref. 4/1/2027)		3,250	3,424
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 4/1/2035 (preref. 4/1/2025)		1,000	1,012
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2040		1,290	1,131
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties, LLC - Blinn College Project), Series 2020-A, 5.00% 7/1/2057		4,460	3,566
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2041		3,125	2,819
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2051		2,950	2,473
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 8/15/2056		2,250	1,843
Newark Higher Education Fin. Corp., Rev. Improvement and Rev. Ref. Bonds (Abilene Christian University Project), Series 2022-A, 4.00% 4/1/2057		1,815	1,620
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2024, 3.75% 8/1/2049 (put 8/1/2027)		1,310	1,323
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.50% 9/15/2032[1]		4,880	4,954
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.625% 9/15/2042[1]		9,985	10,136
North Parkway Municipal Management Dist. No. 1, Special Assessment Rev. Bonds (Major Improvements Project No. 2), Series 2022, 5.75% 9/15/2052[1]		17,360	17,542
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 1/1/2048		2,500	2,548
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 1/1/2034		2,000	2,010
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 1/1/2038		3,000	2,665
North Texas Tollway Auth., System Rev. Ref. Second Tier Bonds, Series 2015-A, 5.00% 1/1/2025		285	287
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 9/15/2051[1]		5,400	4,471
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 9/15/2051[1]		14,000	11,641
Port Arthur Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 2/15/2040 (preref. 2/15/2025)		1,155	1,167
Princeton Independent School Dist., Unlimited Tax School Building Bonds, Series 2024, 5.00% 2/15/2054		6,860	7,341
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 6/1/2036		500	469
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 4.00% 2/1/2038		8,410	8,332
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-C, 5.00% 2/1/2038		3,000	3,438
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-A, 5.25% 2/1/2049		3,905	4,338
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2024-B, 5.00% 2/1/2054		2,020	2,174
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2023-B, 5.00% 2/15/2053		2,000	2,154
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 6/30/2058		16,995	17,108
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2037		1,500	1,508
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2038		1,375	1,376

American Funds Tax-Exempt Income Funds	280

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Texas (continued)
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2039	USD	455	$455
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 12/31/2039		750	747
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group, LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 6/30/2040		335	333
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2027		6,080	5,953
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 5/15/2031		5,500	5,257
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2037		6,150	6,158
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 5/15/2045		14,005	13,259
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2035		200	200
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 11/15/2040		1,655	1,612
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2024, 4.00% 3/15/2049		5,820	5,662
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2032		5,000	5,023
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 8/15/2037		4,000	4,018
Transportation Commission, G.O. Rev. Ref. Bonds, Series 2024, 5.00% 4/1/2025		3,885	3,935
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2041		430	194
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 8/1/2042		2,370	1,013
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 8/15/2028		11,000	9,484
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 8/15/2038 (preref. 8/15/2025)		3,935	4,016
Waxachie Independent School Dist., School Building Bonds, Series 2024, 4.00% 2/15/2053		3,000	2,857
			910,430

United States 0.39%
Freddie Mac, Multi Family Certs., Series 2023, 0.897% 6/25/2035[1,2]		138,384	7,888
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[1]		10,072	8,980
Freddie Mac, Multi Family Certs., Series 2023, 4.001% 1/25/2040[2]		9,140	9,188
Freddie Mac, Multi Family Certs., Series 2023, 4.411% 8/25/2040[2]		1,475	1,525
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 1/25/2036		1,981	1,917
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, interest only, 1.133% 6/25/2037[2,3]		58,738	4,570
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.058% 1/25/2038[1,2]		27,259	3,913
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037		3,961	3,307
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 1/25/2038[1]		2,564	2,014
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class A, 2.99% 4/25/2043[2]		7,889	6,893
			50,195

Utah 1.65%
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 6/15/2041[1]		895	726
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 6/15/2051[1]		1,315	1,016
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 7/15/2046[1]		7,405	7,184
Firefly Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2024-A-1, 6.625% 3/1/2054[1]		1,780	1,841
Firefly Public Infrastructure Dist. No. 1, Special Assessment Bonds (Firefly Assessment Area No. 1), Series 2024-A-2, 5.625% 12/1/2043[1]		6,275	6,499
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 8/1/2037[1]		23,485	21,844
Housing Corp., Single Family Mortgage Bonds, Series 2023-A, 6.00% 7/1/2053		7,155	7,720
Housing Corp., Single Family Mortgage Bonds, Series 2024-A, 6.50% 1/1/2054		410	453
Housing Corp., Single Family Mortgage Bonds, Series 2024-C, 6.00% 7/1/2054		915	1,009
Housing Corp., Single Family Mortgage Bonds, Series 2024-E, 6.00% 7/1/2054		1,095	1,212

281	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Utah (continued)
Hurricane City, Gateway at Sand Hollow Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 5.50% 3/1/2051[1,5]	USD	15,000	$10,545
Jordanelle Ridge Public Infrastructure Dist. No. 2, Limited Tax G.O. Bonds, Series 2023-A, 7.75% 3/1/2054[1]		25,460	25,895
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 8/1/2050[1]		36,915	32,009
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 8/1/2050[1]		13,250	13,199
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2025[1]		1,000	999
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area #2), Series 2021, 4.00% 8/1/2026[1]		1,290	1,287
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2036		1,000	916
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 6/1/2041		4,170	3,738
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 3.625% 2/1/2035[1]		600	489
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.125% 2/1/2041[1]		1,500	1,180
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.375% 2/1/2051[1]		3,220	2,381
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2046		1,775	1,857
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2018-A, AMT, 5.00% 7/1/2048		1,445	1,472
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 6/1/2041[1]		9,400	9,104
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 6/1/2052[1]		57,810	55,664
Wood Ranch Public Infrastructure Dist., Special Assessment Bonds (Wood Ranch Assessment Area No. 1), Series 2024, 5.625% 12/1/2053[1]		1,960	2,015
			212,254

Vermont 0.27%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2037		6,155	5,916
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2045		7,995	7,064
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2017-A, 5.00% 5/1/2047		470	470
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 4/1/2036 (put 4/3/2028)[1]		2,400	2,421
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2021-A, 2.50% 8/15/2046		1,000	716
Housing Fin. Agcy., Multi Family Mortgage Bonds, Series 2022-A, 2.85% 2/15/2052		1,000	721
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2025		300	304
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2026		125	128
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 6/15/2027		300	306
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 6/15/2029		280	277
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 6/15/2029		775	770
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 6/15/2030		230	227
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2030		550	575
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2031		140	139
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/15/2031		550	577
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 6/15/2032		110	109
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 6/15/2035		2,770	2,609
Student Assistance Corp., Education Loan Rev. Bonds, Series 2020-A, AMT, 3.375% 6/15/2036		70	66
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 6/15/2039		4,140	3,780
Student Assistance Corp., Education Loan Rev. Bonds, Series 2024-A, AMT, 4.50% 6/15/2040		900	896
Student Assistance Corp., Education Loan Rev. Bonds, Series 2023-A, AMT, 4.00% 6/15/2041		3,695	3,488
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 6/15/2046		1,850	1,744
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 6/15/2047		2,150	1,903
			35,206

Virgin Islands 0.47%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2025		1,825	1,852
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027		1,000	1,036
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028		9,810	10,212

American Funds Tax-Exempt Income Funds	282

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virgin Islands (continued)
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030	USD	10,255	$10,776
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032		7,460	7,903
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039		11,500	11,969
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2030[1]		1,000	985
Public Fin. Auth., Rev. and Rev. Ref. Bonds (Virgin Islands Gross Receipts Taxes Loan Note), Series 2014-C, 5.00% 10/1/2039[1]		8,250	7,804
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.125% 10/1/2042[1]		1,470	1,418
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.25% 10/1/2042[1]		2,350	2,315
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-A, 6.375% 4/1/2052[1]		2,535	2,447
West Indian Co., Limited Port Facs. Rev. Bonds, Series 2022-B, AMT, 6.50% 4/1/2052[1]		1,245	1,209
			59,926

Virginia 2.26%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2034		1,310	1,347
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 6/1/2042		1,230	1,207
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 10/1/2045 (preref. 10/1/2025)		3,000	3,069
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 4/1/2027		690	632
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 7/1/2045		1,665	1,608
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 4.875% 7/15/2040		1,500	1,557
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House, Inc.), Series 2016-A, 5.00% 10/1/2036 (preref. 10/1/2024)		1,000	1,023
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Dominion Square North Project), Series 2023, 5.00% 1/1/2045 (put 1/1/2028)		1,170	1,211
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2031		1,195	1,234
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2033		1,410	1,452
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2038		3,250	3,315
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2040		3,660	3,717
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2043		4,500	4,523
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2048		4,000	3,971
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2050		13,655	13,468
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 1/1/2055		18,805	18,299
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 1/1/2059		23,010	22,217
City of Hampton, Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2045[1]		1,090	1,091
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2025		1,445	1,428
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2028		1,630	1,564
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2031		625	586
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2040		6,135	5,237

283	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 7/1/2047	USD	6,510	$5,111
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2048		1,400	1,329
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 7/1/2051		5,100	4,785
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2034		1,000	1,024
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2039		6,370	6,481
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2044		2,245	2,264
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2049		4,455	4,462
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 6/1/2052		1,970	1,970
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 12/1/2047		19,575	19,711
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, Assured Guaranty Municipal insured, 5.25% 7/1/2048		600	657
County of Isle of Wight, Econ. Dev. Auth., Health System Rev. Bonds (Riverside Health System), Series 2023, 5.25% 7/1/2053		1,875	2,037
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-3, 5.25% 12/1/2027		660	663
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-C-1, 5.75% 12/1/2028		550	553
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.75% 12/1/2053		855	941
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Williamsburg Landing), Series 2024-A, 6.875% 12/1/2058		2,630	2,904
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2041		1,880	1,652
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 6/1/2047		4,475	3,643
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2035		2,030	1,977
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2040		3,365	3,052
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 12/1/2050		8,390	6,851
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-C, 3.80% 11/1/2035 (put 5/28/2027)		2,245	2,274
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 1/1/2051		6,225	4,794
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 12/1/2038		7,500	7,562
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 7/1/2046[1]		9,250	9,254
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 7/1/2045[1]		27,900	27,928
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 3/1/2030		500	499
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 3/1/2029		168	168
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2049		2,000	2,030
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 12/31/2052		6,000	6,078
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2037		4,075	4,114
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2042		3,500	3,516
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2047		4,510	4,515
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 6/1/2052		8,425	8,362
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2041		880	825

American Funds Tax-Exempt Income Funds	284

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Virginia (continued)
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 12/1/2051	USD	3,750	$3,260
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2031		1,385	1,474
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2032		1,315	1,398
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 1/1/2034		2,275	2,416
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2045		5,550	5,223
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 3.375% 1/1/2051		1,770	1,427
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 1/1/2051		6,005	5,444
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 1/1/2048 (put 7/1/2038)[1]		2,000	2,000
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-3, 5.375% 9/1/2029		1,720	1,788
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-2, 5.75% 9/1/2030		3,000	3,118
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-B-1, 6.25% 9/1/2030		1,500	1,558
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 6.50% 9/1/2043		3,000	3,414
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2053		2,500	2,876
Virginia Beach Dev. Auth., Residential Care Fac. Rev. Bonds (Westminster-Canterbury on Chesapeake Bay), Series 2023-A, 7.00% 9/1/2059		2,855	3,260
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 3.80% 11/1/2040 (put 5/28/2027)		4,780	4,843
			291,241

Washington 1.93%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 11/1/2036		2,500	2,309
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2043		1,000	1,029
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 7/1/2048		1,000	1,019
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2021-B, 3.00% 7/1/2058		2,195	1,602
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2018, 5.00% 7/1/2058		1,000	1,010
Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058		2,000	1,361
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 12/1/2040[1]		9,000	9,121
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 10/1/2044		2,000	2,000
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2032		1,615	1,652
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2034		1,950	1,992
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 8/15/2035		1,825	1,862
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2036 (preref. 12/1/2026)		745	775
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2041 (preref. 12/1/2026)		3,000	3,123
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 12/1/2046 (preref. 12/1/2026)		4,360	4,538
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 12/20/2035[3]		82,335	3,585
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 12/20/2035		29,450	27,357
Housing Fin. Commission, Municipal Certs., Series 2023-1, 1.449% 4/20/2037[2]		42,633	4,571
Housing Fin. Commission, Municipal Certs., Series 2023-1, 3.375% 4/20/2037		39,243	35,429
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Emerald Heights Project), Series 2023-A, 5.00% 7/1/2048		2,100	2,176
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2031[1]		1,000	1,007
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2033[1]		1,185	1,192

285	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Bayview Manor Project), Series 2024, 6.00% 7/1/2059	USD	1,830	$1,864
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 1/1/2056[1]		14,420	12,685
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.50% 7/1/2030 (preref. 7/1/2025)[1]		1,700	1,743
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.75% 7/1/2035 (preref. 7/1/2025)[1]		1,630	1,675
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2038[1]		2,350	2,350
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2043[1]		3,100	2,981
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 1/1/2048[1]		1,770	1,643
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 4.00% 7/1/2028[1]		505	488
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2033[1]		250	251
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2038[1]		1,535	1,508
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 7/1/2048[1]		1,350	1,226
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 1/1/2055[1]		10,020	8,867
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2046[1]		625	579
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 7/1/2051[1]		2,400	2,158
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2050[1]		1,000	981
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 7/1/2056[1]		2,260	2,190
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 12/1/2049		1,230	1,196
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050		855	835
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051		1,205	1,167
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 1/1/2032[1]		2,020	2,091
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 1/1/2032[1]		1,425	1,475
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 1/1/2038[1]		10,110	10,490
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 1/1/2038[1]		2,155	2,236
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 7/1/2031		17,215	17,075
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2033[1]		1,170	1,070
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2034[1]		2,350	2,128
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2034[1]		860	858
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2035[1]		3,295	2,952
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2043[1]		6,065	4,935
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048[1]		9,795	7,462
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2048		6,990	5,185
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]		16,655	11,330
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 3.00% 7/1/2058		7,170	5,232
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 7/1/2058[1]		3,990	2,816
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 7/1/2058[1]		1,465	1,284
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2058		2,500	2,586
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 4/1/2030		2,500	2,501
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2042		500	531
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2030		1,000	1,001
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 6/1/2031		2,000	2,001

American Funds Tax-Exempt Income Funds	286

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Washington (continued)
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 12/1/2025	USD	500	$498
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2029		1,000	1,013
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2030		1,500	1,518
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2031		1,500	1,516
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 12/1/2032		1,500	1,515
			248,396

West Virginia 0.35%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 7/1/2045 (put 7/1/2025)		17,765	17,754
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 7/1/2045 (put 7/1/2025)		22,795	22,869
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Kentucky Power Co. - Mitchell Project), Series 2014-A, AMT, 4.70% 4/1/2036 (put 6/17/2026)		4,225	4,276
			44,899

Wisconsin 4.30%
G.O. Bonds, Series 2017-B, 5.00% 5/1/2036		1,000	1,015
G.O. Rev. Ref. Bonds, Series 2025-1, 5.00% 5/1/2033		745	836
Health & Educational Facs. Auth., Rev. Bonds (Benevolent Corp), Series 2017, 5.00% 6/1/2041		500	475
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2025		1,225	1,230
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2026		1,285	1,295
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2027		1,350	1,364
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2029		1,485	1,500
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2031		1,640	1,651
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 6/1/2037		1,220	1,203
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 4.25% 8/1/2034		500	481
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 8/1/2049		6,000	5,580
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 5.45% 10/1/2039		220	227
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.00% 10/1/2044		300	313
Health and Educational Facs. Auth., Rev. Bonds (Dickson Hollow Phase II Project), Series 2024, 6.125% 10/1/2059		2,490	2,557
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 12/1/2031		975	846
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2041		780	629
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2051		3,395	2,492
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 12/1/2056		1,000	709
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2034		1,800	1,821
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2/15/2046		3,205	3,209
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 4.00% 2/15/2050		800	673
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 4/1/2044		1,600	1,643
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052		825	803
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2023-A, 6.00% 3/1/2054		2,010	2,204
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2024-B, 6.00% 3/1/2055		1,910	2,086

287	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Air Cargo Rev. Bonds (AFCO Obligated Group), Series 2023, AMT, 5.50% 7/1/2037	USD	1,200	$1,325
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 7/1/2042		450	450
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 7/15/2029[1]		485	482
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2039[1]		1,380	1,395
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2049[1]		3,360	3,350
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 7/15/2054[1]		1,605	1,571
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 7/15/2037[1]		1,000	1,018
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 7/15/2047[1]		7,775	7,865
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 7/15/2052[1]		2,000	2,015
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2041[1]		890	797
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2051[1]		2,000	1,690
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 6/15/2056[1]		1,390	1,151
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2036[1]		700	649
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2039[1]		710	706
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 6/1/2050[1]		2,450	2,285
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2051[1]		2,350	1,856
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 5.875% 6/1/2052[1]		1,480	1,512
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 6/1/2061[1]		2,030	1,523
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2022-A, 6.00% 6/1/2062[1]		1,565	1,603
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2040[1]		1,525	1,339
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2050[1]		2,990	2,399
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 6/15/2056[1]		2,445	1,896
Public Fin. Auth., Education Rev. Bonds (Coral Academy of Science Las Vegas), Series 2021-A, 4.00% 7/1/2041		1,600	1,465
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 4.00% 6/15/2029[1]		610	598
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2039[1]		1,000	1,000
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2049[1]		1,040	996
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 6/15/2054[1]		1,620	1,524
Public Fin. Auth., Education Rev. Bonds (Shining Rock Classical Academy), Series 2022-A, 6.00% 6/15/2052		1,000	995
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2041[1]		4,000	3,820
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2051[1]		3,800	3,505
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 6/15/2056[1]		4,335	3,915
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 7/1/2031		1,500	1,406
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 7/1/2041		10,000	9,496
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2035[1]		3,820	3,865
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 12/1/2045[1]		7,900	7,560
Public Fin. Auth., Educational Facs. Rev. Bonds (Queens University of Charlotte), Series 2022-A, 4.75% 3/1/2052		13,000	12,337
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 12/1/2025[1]		5,250	5,279
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 8/1/2035		10,410	10,130
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2046		5,060	4,144
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2051		11,075	8,593
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 7/1/2056		15,690	11,851
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 12/1/2041[1]		3,580	3,276
Public Fin. Auth., Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 6/1/2045		7,900	6,392
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.625% 2/1/2046[1]		7,035	7,298

American Funds Tax-Exempt Income Funds	288

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 5.75% 2/1/2052[1]	USD	6,730	$6,968
Public Fin. Auth., Hotel Rev. Bonds (Grand Hyatt San Antonio Hotel Acquisition Project), Series 2022-B, 6.00% 2/1/2062[1]		2,500	2,633
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Legacy Hills Project), Series 2024-A-1, 6.125% 11/15/2037[1]		28,025	27,780
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Mayfair Project), Series 2024-A-4, 5.50% 11/15/2032[1]		8,760	8,765
Public Fin. Auth., Infrastructure Program Rev. Anticipation Bonds (Wayside Project), Series 2024-A-2, 5.875% 11/15/2027[1]		11,250	11,187
Public Fin. Auth., Infrastructure Program Rev. Bonds (Hartland Ranch Project), Series 2023-A-1, 6.25% 11/15/2029		8,050	8,049
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 12/1/2050[1]		100	100
Public Fin. Auth., Pooled Charter School Certs., Series 2023-1, 5.75% 7/1/2062		11,151	12,116
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.50% 7/1/2052		3,245	3,527
Public Fin. Auth., Project Rev. Bonds (CFP3 - Eastern Michigan University Student Housing Project), Series 2022-A-1, BAM insured, 5.625% 7/1/2055		2,620	2,872
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2044		3,780	3,886
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 11/15/2049		1,500	1,528
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 11/15/2037		1,340	1,339
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 11/15/2041		2,000	2,082
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 9/1/2029[1]		885	841
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2039[1]		775	747
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2049[1]		2,780	2,471
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 9/1/2054[1]		2,725	2,368
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2041		1,005	967
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2046		1,000	924
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2051		6,780	6,056
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 9/1/2029[1]		1,750	1,710
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2039[1]		2,230	2,244
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2049[1]		6,000	5,736
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 9/1/2054[1]		3,570	3,334
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2051		3,515	3,086
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 12/1/2056		11,155	9,556
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 9.00% 11/1/2028[1]		2,000	2,083
Public Fin. Auth., Rev. Bonds (Aurora Integrated Oncology Foundation), Series 2023, 10.00% 11/1/2038[1]		23,050	25,768
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 7/1/2050		5,000	3,687
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, BAM insured, 3.00% 7/1/2050		4,000	3,038
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 10/15/2031[1]		280	262
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2041[1]		580	548
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2051[1]		1,130	1,017
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 10/15/2056[1]		1,630	1,443
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 3.00% 4/1/2025[1]		125	124
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2030[1]		500	520
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040[1]		5,955	6,165
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2040 (preref. 4/1/2030)[1]		290	320
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050[1]		1,900	1,925
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 4/1/2050 (preref. 4/1/2030)[1]		100	110
Public Fin. Auth., Rev. Bonds (The Obligated Group of National Senior Communities, Inc.), Series 2022, 4.00% 1/1/2052		1,020	908
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2020-A-1, 5.00% 1/1/2055[1]		8,475	8,167
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 1/1/2061[1]		22,300	1,490
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 6/15/2029[1]		510	498

289	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2039[1]	USD	500	$501
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 6/15/2049[1]		1,190	1,150
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 9/30/2051		11,750	10,114
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 3/31/2056		13,570	11,449
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2032[1]		1,000	1,002
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042[1]		2,900	2,724
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2042 (preref. 4/1/2032)[1]		100	107
Public Fin. Auth., Rev. Ref. Bonds (Roseman University of Health Sciences Project), Series 2022, 4.00% 4/1/2052 (preref. 4/1/2032)[1]		1,440	1,273
Public Fin. Auth., Senio Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 1/1/2051[1]		5,000	3,763
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2046		11,250	10,975
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 11/15/2034 (preref. 11/15/2024)[1]		1,000	1,005
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 11/15/2044 (preref. 11/15/2024)[1]		1,000	1,006
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 1/1/2035		9,435	9,627
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2046		1,000	841
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 1/1/2052		2,000	1,616
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2040		1,775	1,820
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 1/1/2045		2,565	2,604
Public Fin. Auth., Special Fac. Rev. Bonds (Austin FBO, LLC General Aviation Facs. Project), Series 2018-A, AMT, 7.05% 9/1/2046 (put 9/1/2027)[1]		27,000	27,247
Public Fin. Auth., Special Rev. Bonds (Astro Texas Land Projects, Municipal Utility Dists., Brazoria, Galveston, Harris and Waller Counties), Series 2024, 5.50% 12/15/2028[1]		19,410	19,489
Public Fin. Auth., Special Rev. Bonds (Candela Project), Series 2023, 6.125% 12/15/2029[1]		9,050	8,962
Public Fin. Auth., Special Rev. Bonds (Signorelli Projects, Municipal Utility Dists., Montgomery and Waller Counties), Series 2024, 5.375% 12/15/2032[1]		9,100	9,120
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 7/1/2059		2,400	2,235
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 7/1/2030		3,255	3,274
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 7/1/2035		1,000	1,004
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 7/1/2047		2,000	2,004
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.50% 7/1/2043[1]		960	1,047
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2053[1]		6,550	7,117
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Manoa, LLC UH Residences for Graduate Students), Series 2023-A, 5.75% 7/1/2063[1]		11,250	12,139
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2034		2,700	2,805
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2039		2,045	2,098
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 6/1/2039		1,595	1,636
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2044		1,350	1,370
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 6/1/2049		3,625	3,648

American Funds Tax-Exempt Income Funds	290

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Wisconsin (continued)
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2041[1]	USD	675	$633
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2051[1]		5,630	4,961
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 7/1/2061[1]		5,720	4,854
			553,329

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2024-1, 6.00% 12/1/2054		525	574

Total bonds, notes & other debt instruments (cost: $12,102,935,000)			11,853,813

Short-term securities 7.16%
Municipals 7.02%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 3.82% 12/15/2028[1,2]		7,875	7,875
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 4.05% 12/1/2033[2]		21,000	21,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 4.05% 12/1/2029[2]		31,315	31,315
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-A, 4.05% 2/1/2048[2]		21,500	21,500
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 3.90% 11/15/2052[2]		9,900	9,900
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 4.25% 12/1/2035 (put 5/1/2024)[12]		17,920	17,920
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-3, AMT, 8.00% 1/1/2050 (put 8/15/2024)[1,12]		750	786
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.00% 1/1/2050 (put 8/15/2025)[1,12]		8,000	8,110
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 3.85% 7/1/2035[2]		1,100	1,100
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025		20,000	20,377
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 3.85% 6/1/2025[2]		2,100	2,100
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025		4,000	4,078
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale New Haven Hospital Issue), Series 2013-O, 3.71% 7/1/2053[2]		6,000	6,000
State of Connecticut, Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2016-A-1, 3.75% 7/1/2042[2]		700	700
State of Florida, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2024-A, 3.52% 9/12/2024		8,750	8,750
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 4.13% 10/1/2047[2]		16,700	16,700
State of Florida, County of Highlands Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-I, 3.61% 11/15/2032[2]		7,900	7,900
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 3.50% 12/1/2048 (put 8/1/2024)[12]		4,000	4,000
State of Illinois, City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2024-A, AMT, 5.00% 1/1/2025		500	503
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 3.90% 8/1/2044[2]		18,150	18,150
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 4.00% 8/1/2044[2]		17,655	17,655
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 4.05% 10/1/2024[2]		8,500	8,500
State of Indiana, Fin. Auth., Econ. Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2012, AMT, 4.20% 12/1/2037 (put 9/3/2024)[12]		4,955	4,958
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 3.50% 12/1/2039[2]		17,065	17,065

291	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)		Value (000)
Municipals (continued)
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 3.39% 11/15/2033[2]	USD	7,600	$7,600
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 3.85% 2/15/2041[2]		4,000	4,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 4.07% 12/1/2040[2]		17,755	17,755
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 4.07% 8/1/2035[2]		3,530	3,530
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2024-A, 3.65% 9/4/2024		20,000	20,002
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Series 2000-A, 3.34% 3/1/2030[2]		4,000	4,000
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2023-A, 5.00% 8/20/2024		15,000	15,010
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 3.80% 4/1/2038[2]		23,000	23,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 3.80% 4/1/2042[2]		6,800	6,800
State of Michigan, Regents of the University of Michigan, Rev. IAM Commercial Paper, Series 2024-B, 3.49% 10/10/2024		16,000	16,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 3.60% 11/15/2038[2]		25,200	25,200
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 3.39% 11/15/2047[2]		7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 4.05% 12/1/2030[2]		23,440	23,440
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 4.05% 11/1/2035[2]		9,500	9,500
State of Mississippi, Business Fin. Corp., Port Fac. Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2023, 4.05% 6/1/2043[2]		10,800	10,800
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 4.00% 2/15/2033[2]		1,600	1,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 3.95% 3/1/2040[2]		8,200	8,200
State of Nevada, Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-3, AMT, 8.125% 1/1/2050 (put 8/15/2024)[1,12]		11,000	11,536
State of Nevada, Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.125% 1/1/2050 (put 8/15/2025)[12]		11,075	11,227
State of New Hampshire, National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 4.50% 8/1/2038 (put 7/1/2025)[12]		8,315	8,319
State of New Jersey, County of Hudson, Jersey City Municipal Utilities Auth., Sewer Project Notes, Series 2024-B, 5.00% 5/1/2025		670	677
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 3.59% 7/1/2032[2]		1,300	1,300
State of New York, New York City G.O. Bonds, Series 2005-E-3, 3.58% 8/1/2034[2]		7,470	7,470
State of New York, New York City G.O. Bonds, Series 2008-L-3, 4.05% 4/1/2036[2]		19,735	19,735
State of New York, New York City G.O. Bonds, Series 2013-F-3, 4.05% 3/1/2042[2]		17,900	17,900
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 3.38% 6/15/2033[2]		19,500	19,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 3.63% 6/15/2038[2]		15,895	15,895
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 4.05% 6/15/2044[2]		23,640	23,640
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-4, 4.02% 6/15/2050[2]		22,300	22,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 4.05% 6/15/2050[2]		6,300	6,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-CC, 4.02% 6/15/2053[2]		20,700	20,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 4.05% 8/1/2042[2]		18,500	18,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-B-3, 4.02% 11/1/2042[2]		7,495	7,495
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 4.02% 1/1/2032[2]		7,900	7,900
State of New York, Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035[2]		43,700	43,700

American Funds Tax-Exempt Income Funds	292

American High-Income Municipal Bond Fund (continued)

Short-term securities (continued)		Principal amount (000)		Value (000)
Municipals (continued)
State of North Carolina, Capital Facs. Fin. Agcy., Rev. Bonds (North Carolina Aquarium Society), Series 2004, 3.71% 6/1/2026[2]		USD	2,325	$2,325
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 3.50% 12/1/2046 (put 8/1/2024)[12]			7,855	7,855
State of Ohio, Higher Educational Facs. Commission, Rev. IAM Commercial Paper, Series 2024-B, 3.57% 9/24/2024			20,000	20,004
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 4.00% 1/1/2039[2]			23,000	23,000
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 4.25% 8/1/2037 (put 8/1/2024)[12]			1,600	1,595
State of Puerto Rico, Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 7/1/2018[6,13]			310	167
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 4.05% 5/1/2048[2]			26,500	26,500
State of Tennessee, Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Facs. Rev. Bonds (Waste Management, Inc. of Tennessee Project), Series 2001, AMT, 4.25% 8/1/2031 (put 8/1/2024)[12]			700	698
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 4.24% 7/1/2034[2]			440	440
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2024-G, 3.58% 8/5/2024			5,000	5,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 3.93% 5/15/2034[2]			4,500	4,500
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 3.93% 5/15/2034[2]			17,500	17,500
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco, Inc. Project), Series 1994, 4.05% 10/1/2024[2]			24,500	24,500
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2020-A, AMT, 4.25% 5/1/2050 (put 8/1/2024)[12]			4,175	4,175
State of Texas, Veterans Bonds, Series 2019, 3.56% 6/1/2050[2]			7,095	7,095
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 4.00% 11/1/2036[2]			6,600	6,600
State of Virginia, City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2017-C, 3.65% 1/1/2047[2]			2,810	2,810
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-C, 5.46% 2/15/2053[2]			1,600	1,600
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 4.07% 10/1/2044[2]			8,000	8,000
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 4.05% 10/1/2044[2]			15,025	15,025
				903,862

Weighted average yield at acquisition
U.S. Treasury bills 0.14%
U.S. Treasury 9/10/2024	5.247%		18,000	17,895

Total short-term securities (cost: $920,968,000)				921,757
Total investment securities 99.19% (cost: $13,023,903,000)				12,775,570
Other assets less liabilities 0.81%				104,097

Net assets 100.00%				$12,879,667

293	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Futures contracts
Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	3,972	10/3/2024	USD	815,718	$5,416
5 Year U.S. Treasury Note Futures	Long	976	10/3/2024		105,301	1,141
10 Year Ultra U.S. Treasury Note Futures	Long	223	9/30/2024		25,774	171
10 Year U.S. Treasury Note Futures	Short	2,415	9/30/2024		(270,027)	(2,797)
20 Year U.S. Treasury Bond Futures	Long	220	9/30/2024		26,572	135
30 Year Ultra U.S. Treasury Bond Futures	Long	364	9/30/2024		46,581	971
						$5,037

Restricted securities[10]
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-A, 5.10% 6/15/2039	6/14/2024	$20,890	$21,021	.16%
County of Monroe, Lease Rental Rev. Bonds (Centurion Foundation Lehigh Valley), Series 2024-B, 8.00% 6/15/2039	6/14/2024	13,370	13,508	.11
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 10/24/2027[8,9]	11/21/2022	2,296	2,296	.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 7/18/2027[8,9]	9/7/2022	2,133	2,133	.02
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 11/21/2027[8,9]	12/1/2022-12/27/2022	919	919	.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 11/6/2028[8,9]	12/1/2023-1/25/2024	862	862	.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/18/2027[8,9]	11/7/2022	727	727	.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/29/2026[8,9]	3/28/2022	609	609	.01
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/27/2027[8,9]	8/1/2022	594	594	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 5/8/2028[8,9]	5/25/2023	439	439	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 6/6/2027[8,9]	8/1/2022	347	347	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/11/2028[8,9]	10/30/2023	163	163	.00	[14]

American Funds Tax-Exempt Income Funds	294

American High-Income Municipal Bond Fund (continued)

Restricted securities[10] (continued)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 8/28/2028[8,9]	10/30/2023	$138	$138	.00%[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/26/2027[8,9]	3/28/2022	106	106	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 12/6/2026[8,9]	3/28/2022	53	53	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 4/10/2028[8,9]	5/25/2023	46	46	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 1/30/2028[8,9]	5/25/2023	31	31	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK or 6.00% Cash 12/4/2028[8,9]	1/25/2024	26	26	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 354 (Sunset Meadows), Construction Fund Warrants, Series 2022, 6.00% PIK 9/6/2027[8,9]	11/7/2022	13	13	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2026[6,8,9]	10/1/2021-12/29/2021	909	909	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/17/2025[6,8,9]	1/28/2021	876	876	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2028[8,9]	8/28/2023	822	822	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/12/2027[6,8,9]	5/25/2022	611	611	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 6.00% PIK 7/31/2028[8,9]	8/28/2023	492	492	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/16/2027[6,8,9]	7/19/2022	462	462	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 10/19/2028[8,9]	11/14/2023	451	451	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/18/2026[6,8,9]	6/30/2021	420	420	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/21/2026[6,8,9]	6/30/2021	402	402	.00	[14]

295	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Restricted securities[10] (continued)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/19/2025[6,8,9]	1/28/2021	$370	$370	.00%[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 1/18/2027[6,8,9]	5/5/2022	363	363	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/16/2028[8,9]	5/2/2023	355	355	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/20/2027[8,9]	12/9/2022	321	321	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 11/16/2028[8,9]	1/25/2024	302	302	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 6/22/2026[6,8,9]	12/29/2021	270	270	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/15/2027[8,9]	12/9/2022	259	259	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/15/2026[6,8,9]	6/30/2021	232	232	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/14/2026[6,8,9]	5/5/2022	199	199	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 9/7/2028[8,9]	11/14/2023	177	177	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 12/15/2027[8,9]	5/2/2023	158	159	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 1/16/2029[8,9]	5/2/2024	147	147	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 4/20/2028[8,9]	8/25/2023	135	135	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/20/2026[6,8,9]	12/29/2021	120	120	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 3/7/2029[8,9]	5/2/2024	98	98	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 10/26/2026[6,8,9]	12/29/2021	64	64	.00	[14]

American Funds Tax-Exempt Income Funds	296

American High-Income Municipal Bond Fund (continued)

Restricted securities[10] (continued)
	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 2/16/2028[8,9]	5/2/2023	$61	$61	.00%[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/23/2026[6,8,9]	12/29/2021	30	30	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 11/17/2027[8,9]	5/2/2023	12	12	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 4/9/2029[8,9]	5/2/2024	11	11	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 7/21/2027[6,8,9]	12/9/2022	10	10	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/9/2028[8,9]	8/28/2023	10	10	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 5/20/2026[6,8,9]	6/30/2021	6	6	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/18/2027[6,8,9]	12/9/2022	5	5	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 8/12/2026[6,8,9]	12/29/2021	4	4	.00	[14]
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% Cash 3/15/2027[6,8,9]	5/5/2022	3	3	.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 6/21/2028[8,9]	7/25/2023	628	628	.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 5/11/2028[8,9]	5/30/2023	621	621	.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 1/4/2028[8,9]	1/23/2023	208	208	.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 2/21/2028[8,9]	3/1/2023-5/30/2023	93	93	.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2022, 7.00% PIK 3/14/2028[8,9]	5/30/2023	27	27	.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% Cash 8/14/2025[6,8,9]	2/25/2021	190	190	.00	[14]

297	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund (continued)

Restricted securities[10] (continued)
	Acquisition date(s)	Cost (000)		Value (000)		Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2021, 7.00% Cash 7/26/2026[6,8,9]	6/25/2024	$113		$113		.00%[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 9/6/2027[6,8,9]	6/25/2024	105		105		.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2024, 7.00% PIK or 7.00% Cash 3/11/2029[8,9]	6/25/2024	32		32		.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 5/23/2027[6,8,9]	6/25/2024	12		12		.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2021, 7.00% Cash 11/15/2026[6,8,9]	6/25/2024	6		6		.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 11/21/2027[6,8,9]	6/25/2024	4		4		.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2023, 7.00% Cash 6/5/2028[6,8,9]	6/25/2024	3		3		.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2022, 7.00% Cash 2/28/2027[6,8,9]	6/25/2024	1		1		.00	[14]
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2021, 7.00% Cash 8/30/2026[6,8,9]	6/25/2024	—	[11]	—	[11]	.00	[14]
Total		$54,972		$55,242		.43%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,954,293,000, which represented 22.94% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[8]	Value determined using significant unobservable inputs.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $55,242,000, which represented .43% of the net assets of the fund.
[11]	Amount less than one thousand.
[12]	For short-term securities, the mandatory put date is considered to be the maturity date.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than .01%.

American Funds Tax-Exempt Income Funds	298

American High-Income Municipal Bond Fund (continued)

Key to abbreviation(s)

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

CME = CME Group

Dept. = Department

Dev. = Development

Dist. = District

Dists. = Districts

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of credit

Part. = Participation

PIK = Payment In Kind

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

299	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California

Investment portfolio July 31, 2024

Bonds, notes & other debt instruments 88.93%	Principal amount (000)		Value (000)
California 86.83%
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-A, 5.75% 9/1/2047	USD	870	$946
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2047		965	1,049
Adelanto Elementary School Dist., Community Facs. Dist. No. 4, Special Tax Bonds, Series 2023-B, 5.75% 9/1/2053		2,245	2,430
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2039		2,000	2,100
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 10/1/2049 (5.375% on 10/1/2037)[1]		2,635	1,536
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-C-2, 0% 10/1/2050 (5.40% on 10/1/2037)[1]		9,190	5,336
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2024-A, 0% 10/1/2053		6,500	1,649
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2022-C-2, Assured Guaranty Municipal insured, 0% 10/1/2052 (5.45% on 10/1/2037)[1]		7,470	4,238
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2042		1,000	1,016
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 9/1/2046		500	506
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2026		105	107
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 1/1/2029		225	234
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 3.25% 1/1/2033		100	92
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2036		1,000	620
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2037		1,150	676
Antelope Valley Community College Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2022-C, 2016 Election, 0% 8/1/2042		4,515	1,938
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 8/1/2044		1,000	1,066
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2032		455	476
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2035		600	625
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 9/1/2036		655	681
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2044		2,810	2,936
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2035		955	1,010
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2031		1,500	1,522
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 8/1/2032		1,000	1,013
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 11/15/2035		230	230
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 4/1/2034		2,005	2,028
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2040		1,930	2,181
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2041		5,000	5,622
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Green Bonds, Series 2024-F-2, 5.00% 4/1/2043		2,280	2,536
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		1,000	897
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 9/1/2050		1,250	1,088
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2044		900	926
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 9/1/2049		400	409
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2044		1,000	1,022
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2049		1,000	1,017

American Funds Tax-Exempt Income Funds	300

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043	USD	1,605	$1,654
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2043		565	582
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048		1,000	1,023
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, Assured Guaranty Municipal insured, 4.00% 7/1/2039		1,000	997
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, Assured Guaranty Municipal insured, 4.125% 7/1/2041		400	398
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2044		1,500	1,641
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2049		8,310	9,018
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, Assured Guaranty Municipal insured, 4.00% 7/1/2054		2,450	2,422
Burbank-Glendale-Pasadena Airport Auth., Airport Senior Rev. Bonds, Series 2024-B, AMT, 5.25% 7/1/2054		1,700	1,838
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2027		600	624
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 6/1/2028		500	527
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)		3,440	3,144
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-C, 4.00% 11/1/2051		2,500	2,506
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 5.25% 11/1/2053		1,195	1,352
Casitas Municipal Water Dist., Community Facs. Dist. No. 2013-1, Special Tax Bonds, Series 2019, BAM insured, 4.00% 9/1/2047		1,745	1,727
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, 4.00% 8/1/2024		300	300
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2025		300	302
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, 4.00% 8/1/2026		275	279
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2027		300	306
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2028		250	256
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2029		250	257
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2030		275	284
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 8/1/2030		1,050	1,054
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2031		375	386
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 8/1/2031		300	308
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2032		525	539
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 8/1/2034		1,000	1,022
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2033		2,500	2,527
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 8/1/2042		1,500	1,506
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 6/1/2043		6,000	6,070
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 8/1/2027		895	809
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-C, 4.00% 8/1/2055		3,605	3,606
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2032		385	290
Chino Valley Unified School Dist., G.O. Bonds, 2016 Election, Capital Appreciation Bonds, Series 2022-C, 0% 8/1/2033		430	310
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		2,000	1,918

301	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD	1,515	$1,401
City of Chino, Community Facs. Dist. No. 2003-3, Improvement Area No. 8, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,740	1,565
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2033		260	261
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2035		280	281
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2036		290	290
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2037		300	299
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2038		315	309
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 9/1/2039		325	314
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2024		195	195
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2025		205	205
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2026		210	211
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2027		220	221
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2028		230	231
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2035		900	904
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2040		955	925
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 9/1/2051		1,145	1,027
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2030		1,010	1,031
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 9/1/2031		500	510
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		380	369
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		500	465
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,020	925
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2029		890	933
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2030		920	964
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 10/1/2034		1,180	1,232
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2036		1,155	1,222
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2037		1,150	1,213
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 8/1/2038		515	540
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 8/1/2030		2,300	1,903
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 8/1/2045		6,555	6,544
Coast Community College Dist., G.O. Bonds, 2012 Election, Series 2019-F, 3.00% 8/1/2038		2,500	2,271
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 8/1/2042		3,070	1,454
College of the Sequoias Community College Dist., G.O. Bonds (Visalia Area Improvement Dist. No. 2), 2022 Election, Series 2024-A, 5.00% 8/1/2054		4,000	4,419
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 8/1/2031		1,200	1,219
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)		29,565	29,878
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2022-A-1, 4.00% 5/1/2053 (put 8/1/2028)		7,970	8,042
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-B-1, 5.00% 7/1/2053 (put 8/1/2029)		14,980	15,903
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 5.00% 12/1/2053 (put 8/1/2029)		3,290	3,474
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-E-1, 5.00% 2/1/2054 (put 3/1/2031)		8,305	8,907
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2024-A, 5.00% 5/1/2054 (put 4/1/2032)		30,500	33,003
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-D, 5.50% 5/1/2054 (put 8/1/2028)		7,900	8,478
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2023-G, 5.25% 11/1/2054 (put 4/1/2030)		16,895	18,181

American Funds Tax-Exempt Income Funds	302

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 8/1/2046[2]	USD	700	$606
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 8/1/2056[2]		1,005	751
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 8/1/2047[2]		5,600	4,619
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2/1/2056[2]		9,700	8,265
Community Housing Agcy., Essential Housing Rev. Bonds (The Exchange at Bayfront Apartments), Series 2021-A-2, 4.00% 8/1/2051[2]		2,000	904
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2037 (preref. 8/1/2026)		1,875	1,961
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 8/1/2038 (preref. 8/1/2026)		2,075	2,170
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2041		1,870	1,951
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2042		1,000	1,037
Compton Community College Dist., G.O. Rev. Ref. Bonds, 2014 Election, Series 2024-B, BAM insured, 4.00% 8/1/2043		1,275	1,314
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 3.00% 6/1/2049		4,900	3,995
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2035		1,000	658
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 6/1/2038		1,250	717
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2036[2]		360	370
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2041[2]		390	396
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2046[2]		2,690	2,697
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 6/1/2051[2]		1,075	1,060
Contra Costa Community College Dist., G.O. Bonds, 2014 Election, Series 2020-C, 3.00% 8/1/2036		1,775	1,636
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 9/1/2034		800	825
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2040		350	343
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2045		700	654
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 9/1/2050		1,450	1,309
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 8/1/2049		2,500	2,469
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 8/1/2043		2,000	2,002
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 4/1/2057[2]		1,215	934
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-B, 4.00% 4/1/2057[2]		2,000	1,540
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-1, 2.80% 3/1/2047[2]		1,200	931
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 3/1/2057[2]		2,070	1,594
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 6/1/2058[2]		875	693
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay - Hawthorne), Series 2021-A-1, 3.375% 7/1/2043[2]		1,000	851
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Parallel-Anaheim), Series 2021-A, 4.00% 8/1/2056[2]		3,425	3,067
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 12/1/2058[2]		2,315	1,633
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-1, 2.65% 12/1/2046[2]		1,330	1,077
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 12/1/2056[2]		2,500	1,820
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 12/1/2056[2]		4,200	3,247

303	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 5/1/2057[2]	USD	2,830	$2,061
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-1, 3.10% 7/1/2045[2]		1,650	1,434
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 7/1/2056[2]		11,735	9,553
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 6/1/2057[2]		5,965	3,771
Davis Joint Unified School Dist., G.O Bonds, 2018 Election, Series 2020, BAM insured, 3.00% 8/1/2034		1,925	1,783
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2030		225	226
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2031		265	266
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2032		275	276
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 9/1/2033		265	266
City of Dixon, Community Facs. Dist. No. 2019-1 (Homestead), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,715	2,395
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2027		335	336
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2029		200	201
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2031		130	130
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2045		920	836
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,240	1,959
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.125% 9/1/2043		1,265	1,331
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 5, Special Tax Bonds, Series 2023, 5.375% 9/1/2051		1,250	1,300
East Bay Municipal Utility Dist., Wastewater System Rev. Green Bonds, Series 2024-A, 5.00% 6/1/2054		1,500	1,665
East Bay Municipal Utility Dist., Water System Rev. Ref. Bonds, Series 2024-A, 5.00% 6/1/2054		3,500	3,886
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 9/1/2045		850	870
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		1,550	1,363
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2027		85	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2028		85	85
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2029		90	91
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2037		110	82
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 9/1/2038		120	86
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2039		125	89
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 9/1/2040		100	69
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		525	458
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2040		1,075	1,013
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		770	694
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,030	899
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 7/1/2038		1,000	1,039
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2033		1,515	1,608
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2034		760	805
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2035		1,300	1,372
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2036		1,000	1,052
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 12/1/2038		1,140	1,192
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 4/1/2029		425	463

American Funds Tax-Exempt Income Funds	304

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 4/1/2047	USD	7,425	$7,192
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.25% 10/1/2044		520	556
Educational Facs. Auth., Rev. Bonds (Saint Mary’s College of California), Series 2023-A, 5.50% 10/1/2053		3,465	3,694
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2014-U-6, 5.00% 5/1/2045		1,710	2,091
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2044		1,500	1,559
Educational Facs. Auth., Rev. Bonds (University of Redlands), Series 2022-A, 5.00% 10/1/2052		4,210	4,316
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 10/1/2024 (escrowed to maturity)		130	130
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 4/1/2032		2,500	2,522
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 10/1/2033		2,000	1,430
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2030		1,000	1,018
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 11/1/2032		1,975	2,006
El Camino Hospital Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 8/1/2031		2,000	1,579
El Rancho Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-D, BAM insured, 5.75% 8/1/2048		850	1,003
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 9/1/2032		2,500	2,474
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032		1,000	1,017
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		1,000	1,017
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2033		945	969
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034		1,000	1,017
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		1,000	1,016
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2035		1,150	1,178
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2036		440	436
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2041		1,000	944
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046		1,280	1,153
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 9/1/2050		1,000	877
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2051		1,785	1,556
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2026		2,000	2,003
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2040[2]		500	506
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2050[2]		700	703
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 7/1/2055[2]		920	922
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2027[2]		1,410	1,387
Enterprise Dev. Auth., Charter School Rev. Ref. Bonds (Rocketship Public Schools - Obligated Group No. 2), Series 2022-A, 4.00% 6/1/2042[2]		5,165	4,504
City of Escondido, Community Facs. Dist. No. 2020-2 (The Villages), Special Tax Bonds, Series 2022, 5.00% 9/1/2042		1,000	1,048
Escondido Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2027		5,385	4,908
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 8/1/2045		1,450	1,437
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2032		1,315	988
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2036		2,430	1,537
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 8/1/2037		1,575	957
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 8/1/2041		5,760	5,770
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2046		465	420
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 9/1/2050		500	440
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.25% 9/1/2037		670	680
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 4.50% 9/1/2042		1,305	1,311
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 23 (Folsom Ranch), Special Tax Rev. Bonds, Series 2022, 5.00% 9/1/2052		2,500	2,567
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 10/1/2026		1,000	936
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 10/1/2040		8,715	8,772

305	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2006-A, National insured, 0% 10/1/2031	USD	1,865	$1,471
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 9/1/2030		2,080	2,082
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 9/1/2034		1,255	1,307
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2029		130	132
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2035		100	101
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 9/1/2045		700	648
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		500	487
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,050	1,025
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		450	423
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		525	481
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2026		175	181
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2027		185	193
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2028		195	205
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 5.00% 9/1/2029		200	212
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.25% 9/1/2037		1,000	1,014
City of Fontana, Community Facs. Dist. No. 95 (Summit at Rosena Phase 2), Special Tax Bonds, Series 2022, 4.50% 9/1/2042		1,000	1,003
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 1995-A, 0% 1/1/2025 (escrowed to maturity)		3,765	3,719
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 1/15/2046		6,045	5,916
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 1/15/2053		3,120	2,682
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 1/15/2053		3,500	3,291
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, 0% 1/15/2035		2,000	1,379
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030		2,220	2,248
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2044		1,000	1,024
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,550	1,579
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2055		2,000	1,540
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2022-B, 4.00% 8/1/2055		6,535	6,550
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 8/1/2034		3,000	3,040
G.O. Bonds, Series 2022, 5.00% 4/1/2028		3,500	3,768
G.O. Bonds, Series 2024-C, 4.00% 9/1/2028		2,200	2,302
G.O. Bonds, Series 2020, 5.00% 3/1/2029		5,000	5,471
G.O. Bonds, Series 2018, 5.00% 10/1/2029		1,110	1,203
G.O. Bonds, Series 2020, 5.00% 3/1/2030		1,000	1,113
G.O. Bonds, Series 2021, 5.00% 12/1/2031		460	475
G.O. Bonds, Series 2021, 5.00% 12/1/2032		70	72
G.O. Bonds, Series 2021, 5.00% 12/1/2034		70	72
G.O. Bonds, Series 2023, 5.00% 10/1/2035		2,255	2,612
G.O. Bonds, Series 2024, 5.00% 9/1/2044		1,715	1,938
G.O. Bonds, Series 2021, 3.00% 12/1/2046		4,085	3,371
G.O. Bonds, Series 2021, 5.00% 12/1/2046		990	1,075
G.O. Bonds, Series 2024, 5.00% 9/1/2048		8,000	8,947
G.O. Bonds, Series 2020, 3.00% 11/1/2050		3,850	3,082
G.O. Bonds, Series 2024, 5.00% 9/1/2053		3,875	4,306
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2025		5,000	5,115
G.O. Rev. Ref. Bonds, Series 2025, 5.00% 9/1/2025		10,000	10,230
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2028		2,000	2,177
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 9/1/2031		2,000	2,280
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2035		3,000	3,519

American Funds Tax-Exempt Income Funds	306

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
G.O. Rev. Ref. Bonds, Series 2020, 4.00% 3/1/2036	USD	1,790	$1,854
G.O. Rev. Ref. Bonds, Series 2023, 5.00% 10/1/2036		2,005	2,313
G.O. Rev. Ref. Bonds, Series 2020, 3.00% 11/1/2040		1,000	886
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2041		3,800	4,209
G.O. Rev. Ref. Bonds, Series 2023, 4.00% 9/1/2043		14,545	15,015
G.O. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2043		2,950	3,341
G.O. Rev. Ref. Bonds (Various Purpose), Series 2022, 4.00% 4/1/2042		5,000	5,154
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 10/1/2029		1,500	1,553
Gilroy Public Facs. Fncg. Auth., Wastewater Rev. Bonds, Series 2021-A, 3.00% 8/1/2051		2,000	1,587
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 8/1/2036		3,000	1,889
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 6/1/2033 (preref. 6/1/2025)		1,950	1,985
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 6/1/2025 (escrowed to maturity)		9,000	8,775
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 6/1/2027 (escrowed to maturity)		2,730	2,498
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031		150	157
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032		160	167
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044		1,125	1,157
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,430	1,461
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2024		125	125
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 9/1/2025		130	128
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2026		135	135
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2027		140	140
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2028		145	145
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2029		150	150
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2030		155	153
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2032		170	167
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2046		470	420
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2051		650	560
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 9/1/2056		1,000	846
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 8/1/2032		7,000	5,320
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 8/1/2047		4,555	4,503
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 7/1/2061[2]		1,500	1,430
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2044		8,000	8,436
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 8/1/2048		2,000	1,969
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 8/1/2040		1,000	1,064
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.00% 12/1/2028		1,000	1,071
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2016-A, 3.00% 3/1/2039		275	236
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2040		1,230	1,380
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2041		925	1,032
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2024-A, 5.25% 12/1/2042		1,700	1,886
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 3.00% 8/15/2051		10,150	7,976
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2035		1,365	1,428
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 11/1/2036		1,150	1,197
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2024-A, 5.00% 11/1/2049		750	827
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2037		2,000	2,016
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2040		1,555	1,543
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 4/1/2049		2,000	1,943
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.25% 12/1/2049		4,400	4,879
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2024-A, 5.00% 12/1/2054		8,350	8,934
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2025		755	762
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2/1/2042		2,500	2,597
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-A, 3.85% 11/15/2027		785	788
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2028		125	132

307	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2030	USD	115	$124
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2032		270	297
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.00% 11/15/2043		490	523
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2048		550	592
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2053		710	759
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Communities & Services), Series 2024-B, 5.25% 11/15/2058		1,100	1,166
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 11/1/2040		4,500	4,555
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 11/1/2050		1,000	1,052
Health Facs. Fncg. Auth., Rev. Bonds (PIH Health), Series 2020-A, BAM insured, 3.00% 6/1/2047		3,325	2,794
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2031		400	408
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 7/1/2039		400	406
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 10/1/2034		500	501
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-3, 2.00% 10/1/2036 (put 10/1/2025)		1,000	975
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2024-A, 5.00% 11/15/2044		9,450	10,576
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2035		1,500	1,581
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 11/15/2036		1,000	1,053
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2/1/2030		3,000	3,031
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 11/15/2035		1,000	1,033
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 3.00% 8/1/2026		145	143
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2040		1,740	1,849
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2050		1,500	1,558
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 8/1/2055		1,500	1,551
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024		195	195
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2027		240	241
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2029		275	276
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2031		310	309
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2034		375	374
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2036		225	222
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024		225	225
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028		1,220	1,231
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2032		540	544
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2033		580	584
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2034		350	353
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2039		1,850	1,860
Housing Fin. Agcy., Limited Obligation Multi Family Housing Rev. Bonds (Symphony at Del Sur), Series 2023-V, 5.00% 5/1/2054 (put 11/1/2026)		1,315	1,358
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 3/20/2033		19,472	19,771
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 1/15/2035[3,4]		13,206	172
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 1/15/2035		1,385	1,432
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.825% 3/25/2035[3,4]		17,622	804
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.798% 11/20/2035[3,4]		9,099	434
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 11/20/2035		21,070	20,224
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 8/20/2036		15,369	14,435
Housing Fin. Agcy., Municipal Certs., Series 2023-1, Class A, 4.375% 9/20/2036		13,043	13,668
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.25% 8/1/2053		1,500	1,680
Imperial Community College Dist., G.O. Bonds, 2022 Election, Series 2024-B, 5.00% 8/1/2054		4,000	4,415
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2036		4,540	4,646
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 11/1/2041		5,650	5,682
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 11/1/2041		1,425	1,476
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 8/15/2030		2,000	2,036
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2030		1,250	1,270
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 9/1/2031		1,250	1,266

American Funds Tax-Exempt Income Funds	308

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2039	USD	300	$315
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2044		350	363
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2045		850	832
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 11/1/2049		1,625	1,672
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2050		860	817
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 11/1/2055		915	854
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2030		1,080	1,121
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2032		1,140	1,179
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 5/15/2033		1,105	1,142
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 8/1/2055 (put 8/1/2026)		4,500	4,308
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 1/1/2056[2]		1,380	1,358
Infrastructure and Econ. Dev. Bank, Rev. Green Bonds (California Clean Water and Drinking Water State Revolving Fund), Series 2024, 4.00% 10/1/2048		11,970	12,110
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2026		5,105	5,623
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 7/1/2026		2,000	2,076
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2033		1,250	1,308
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2034		500	523
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2035		415	435
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 5/1/2038		1,000	1,046
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2029		230	241
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2030		500	522
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2033		500	519
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2034		685	709
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2036		800	826
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 8/1/2038		650	670
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 9/1/2049		1,000	1,002
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2031		400	402
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2033		1,615	1,620
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 9/1/2049		1,800	1,645
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2035		550	574
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2037		650	678
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 9/1/2038		1,000	1,041
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 9/1/2051		1,250	1,299
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, 5.00% 9/1/2032		880	1,020
City of Irvine, Facs. Fncg. Auth., Special Tax Rev. Bonds (Irvine Great Park Infrastructure Project), Series 2023-A, BAM insured, 5.25% 9/1/2053		5,000	5,636
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2024		825	826
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2025		710	711
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 9/2/2028		1,050	1,052
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2030		1,700	1,726
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2032		800	812

309	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2042	USD	1,000	$1,010
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2026		330	342
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2027		375	396
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2028		525	562
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2029		500	543
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2032		680	732
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2034		1,155	1,239
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2036		1,840	1,873
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 9/2/2037		1,285	1,306
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 9/2/2044		1,000	1,043
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 9/2/2046		1,350	1,352
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2031		2,000	2,027
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, 5.00% 9/1/2030		370	387
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2034		250	261
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2034		430	463
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2035		245	256
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2035		250	269
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2036		350	365
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 5.00% 9/1/2036		270	289
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2037		565	570
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2037		270	281
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2038		545	547
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, 4.00% 9/1/2039		630	629
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2039		815	843
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2040		805	831
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, 5.00% 9/1/2042		995	1,023
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 5.00% 9/1/2042		995	1,023
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 9/1/2044		2,385	2,382
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2045		1,495	1,530
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, 4.00% 9/1/2053		1,240	1,117
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, 5.00% 3/1/2057		1,660	1,688
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2050		500	453
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041		420	394
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046		450	407
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051		875	768
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045		500	460
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		500	447
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2027		2,000	2,003
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 9/1/2042		1,000	1,002
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 9/1/2029		1,755	1,836
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2043		1,165	1,195
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 9/1/2048		2,265	2,309
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 9/1/2048		1,815	1,848
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2037		1,500	1,545
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2023-B, 4.00% 8/1/2051		4,215	4,177
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2029 (preref. 9/1/2024)		1,000	1,002
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2032 (preref. 9/1/2024)		1,515	1,517
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 5.00% 9/1/2034 (preref. 9/1/2024)		2,150	2,153
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2042		150	142
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		200	182
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		500	443
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		350	336

American Funds Tax-Exempt Income Funds	310

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD	450	$415
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		700	631
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024		645	646
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2025		1,360	1,385
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2029		1,370	1,388
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, BAM insured, 5.00% 9/1/2030		500	531
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2035		100	109
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2036		170	185
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2037		180	196
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2038		150	162
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2039		120	129
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 9/1/2047		2,250	2,385
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040		80	78
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		175	165
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2049		425	384
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2019-1 (Mountain House School Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2042		1,500	1,461
City of Lathrop, Crossroads Assessment Dist., Limited Obligation Improvement Bonds, Series 2015, 5.00% 9/2/2040		2,070	2,082
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 9/1/2027		2,000	2,004
Lodi Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 3.00% 8/1/2046		2,000	1,644
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2031		1,210	1,260
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032		1,750	1,820
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 5/15/2043		500	513
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2034		1,125	1,132
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 5/15/2045		1,225	1,227
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 8/1/2045		1,000	990
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 8/1/2040		3,655	3,778
Long Beach Unified School Dist., G.O. Bonds, 2016 Election, Series 2023-C, 4.00% 8/1/2053		14,900	14,926
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2038		1,000	980
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,650	1,511
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2026		980	982
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2027		1,965	1,968
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 9/1/2028		1,670	1,673
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2028		1,250	1,317
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2029		1,020	1,087
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2033		2,500	2,733
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 5/15/2051		1,525	1,594
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2027		1,250	1,262
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2028		2,175	2,292
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 5.00% 5/15/2028		2,500	2,635

311	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2028	USD	1,500	$1,581
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 5/15/2029		1,560	1,576
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2029		1,450	1,482
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2029		2,550	2,717
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2031		4,675	4,961
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 5/15/2031		2,345	2,496
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2032		1,000	1,034
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 5/15/2032		3,825	4,006
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 5/15/2032		3,450	3,588
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 5/15/2033		500	511
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2033		1,000	1,034
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2033		1,255	1,313
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2033		1,000	1,084
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2034		1,250	1,292
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.00% 5/15/2034		1,000	1,103
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2035		1,000	1,033
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2036		1,345	1,402
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 5/15/2037		1,260	1,299
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 5/15/2037		3,450	3,592
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040		3,825	3,316
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2021-D, AMT, 3.00% 5/15/2040 (preref. 11/15/2031)		175	171
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2043		3,000	3,115
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2045		1,500	1,577
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-H, AMT, 5.50% 5/15/2047		500	547
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 4.00% 5/15/2048		2,000	1,922
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 3.00% 5/15/2049		5,000	3,822
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2047		3,000	3,175
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-E, 4.00% 5/15/2037		685	724
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2022-C, AMT, 3.25% 5/15/2049		3,505	2,829
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-E, 5.00% 7/1/2025		200	204
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2045		2,025	2,197
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 7/1/2050		2,250	2,416
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2023-E, 5.00% 7/1/2053		4,120	4,538
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2037		1,285	1,503

American Funds Tax-Exempt Income Funds	312

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2037	USD	5,000	$5,930
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2023-A, 5.00% 7/1/2038		1,295	1,508
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2024-B, 5.00% 7/1/2044		2,155	2,457
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2047		905	934
County of Los Angeles, Community Facs. Dist. No. 2021-01 (Valencia Facs.), Improvement Area No. 1, Special Tax Bonds, Series 2022, 5.00% 9/1/2052		1,610	1,653
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (West LA VA - Building 156 & 157 Apartments), Series 2023-C, 3.75% 12/1/2046 (put 12/1/2026)		1,290	1,296
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2035		1,385	1,470
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2036		1,500	1,588
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 6/1/2037		1,500	1,581
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, 5.00% 12/1/2027		1,000	1,006
Los Angeles Community College Dist., G.O. Bonds, 2008 Election, Series 2015-G, 5.00% 8/1/2026 (preref. 8/1/2024)		100	100
Los Angeles Community College Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 8/1/2027 (preref. 8/1/2024)		420	420
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 12/1/2051		910	954
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2025		1,625	1,657
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2033		1,040	1,220
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2024-A, 5.00% 7/1/2034		3,615	4,299
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2036		2,000	2,097
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 7/1/2044		4,320	4,355
Lynwood Unified School Dist., G.O. Bonds, 2012 Election, Series 2021-E, BAM Insured, 3.00% 8/1/2048		3,260	2,593
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 8/1/2049		3,005	2,967
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 11/1/2039		2,110	2,700
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2029		175	176
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2037		500	498
City of Menifee, Community Facs. Dist. No. 2020-1 (McCall Mesa), Special Tax Bonds, Series 2022-A, 4.00% 9/1/2051		1,435	1,307
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2024		180	180
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2025		190	190
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2026		170	171
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2027		205	207
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2039		600	575
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		1,000	918
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2032		430	430
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2033		470	470
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 9/1/2034		515	515
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		500	500
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		800	771
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2045		875	821
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,850	1,686
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		445	447

313	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2041	USD	660	$638
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		875	816
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 9/1/2050		2,050	1,865
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		250	250
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,000	952
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,590	1,467
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2050		1,050	945
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2044		565	527
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		675	602
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2034		1,000	1,021
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 9/1/2038		1,100	1,119
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		2,065	2,119
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 10/1/2031		560	574
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2024-B-3, 5.00% 7/1/2037 (put 7/1/2031)		4,370	4,876
Modesto Irrigation Dist. Fncg. Auth., Electric System Rev. Ref. Bonds, Series 2015-B, 5.00% 10/1/2028		1,000	1,022
Monrovia Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1997 Election, Series 2001-B, National insured, 0% 8/1/2032		2,150	1,626
Montebello Unified School Dist., G.O. Bonds, 2016 Election, Series 2022-B, Assured Guaranty Municipal insured, 5.00% 8/1/2050		3,000	3,176
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2034		1,095	1,136
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2035		1,465	1,518
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 8/1/2036		1,290	1,334
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 8/1/2033		2,505	2,530
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2033		3,165	3,201
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2028		1,500	1,298
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 8/1/2036		2,000	1,246
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2045		1,355	1,232
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044		820	843
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 9/1/2050		1,500	1,528
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2028		1,090	1,139
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2032		1,480	1,542
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2034		1,720	1,793
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 9/1/2035		925	964
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, 5.00% 9/1/2039		625	710
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2024-A, 5.00% 9/1/2040		600	674
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2026		215	215
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2037		750	732
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty Municipal insured, 4.00% 8/1/2049		2,800	2,765
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2035		2,310	2,459
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 8/1/2036		2,880	3,052
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 6/1/2037		810	854
Mt. San Jacinto Community College Dist., G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 8/1/2034		865	823
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 11/1/2027[2]		1,515	1,535
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2052		2,030	2,051
Municipal Fin. Auth., Charter School Lease Rev. and Rev. Ref. Bonds (Santa Rosa Academy Project), Series 2022, 5.00% 7/1/2062		5,000	5,019
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2040		1,045	996

American Funds Tax-Exempt Income Funds	314

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2046	USD	1,305	$1,193
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (County of Placer - PV 400), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,535	1,361
Municipal Fin. Auth., Community Facs. Dist. No. 2022-27 (City of Chula Vista - Sunbow), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054		1,830	1,883
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2044		455	477
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.00% 9/1/2054		200	206
Municipal Fin. Auth., Community Facs. Dist. No. 2023-11 (City of Hesperia - Silverwood), Special Tax Bonds, Series 2024, 5.125% 9/1/2059		695	722
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2036		680	689
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 6/1/2046		2,745	2,751
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Gibson Drive Apartments Project), Series 2024-B, 3.75% 6/1/2028 (put 6/1/2027)		415	420
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Terracina at Westpark Apartments), Series 2024-A, 3.20% 9/1/2045 (put 8/1/2027)		2,385	2,386
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-2, 3.75% 11/15/2028		2,445	2,444
Municipal Fin. Auth., Rev. and Rev. Ref. Bonds (Aldersly Project), Series 2023-B-1, 4.00% 11/15/2028		250	251
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2036[2]		3,500	3,563
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 11/1/2040[2]		2,335	2,361
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 11/1/2045[2]		2,800	2,827
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 11/1/2046[2]		4,315	4,320
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2027		600	628
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2028		150	159
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2029		450	476
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2030		450	475
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2031		650	685
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2032		225	237
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2033		450	473
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 10/1/2034		150	157
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 8/15/2049		1,750	1,751
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 8/15/2049		490	490
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2025 (escrowed to maturity)		875	880
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2025		420	416
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2033		1,170	1,093
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2035		500	459
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2040		2,750	2,424
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 3/1/2050		11,635	9,663
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2046[2]		170	167
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 12/1/2054[2]		170	165
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, 4.00% 2/1/2051		3,000	2,749
Municipal Fin. Auth., Rev. Bonds (HumanGood - California Obligated Group), Series 2021, 3.00% 10/1/2049		4,905	3,853
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2030		905	925
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2039		1,225	1,263
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 12/1/2049		1,500	1,502
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2039[2]		915	921
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 10/1/2057[2]		1,890	1,813
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 6/30/2025		1,585	1,599
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2031		2,695	2,794
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2034		1,320	1,366
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 12/31/2035		2,000	2,067
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 12/31/2047		3,900	3,574
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 1/1/2048		1,550	1,619
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2029		1,000	1,044
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2031		650	679
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2032		1,000	1,044

315	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2033	USD	1,000	$1,043
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2035		1,000	1,043
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2036		1,150	1,197
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 6/1/2043		4,380	4,502
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 10/1/2049		1,600	1,674
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2030		1,250	1,303
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2033		500	521
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2034		440	458
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 10/1/2039		615	636
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2034		2,675	2,745
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2036		1,000	1,024
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2036		600	614
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2037		1,250	1,279
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2037		600	614
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2042		1,250	1,268
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2042		1,000	1,015
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 7/1/2047		1,000	1,007
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 7/1/2047		4,010	4,037
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2032		1,500	1,524
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 11/1/2039		1,000	1,010
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2028		290	292
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2029		500	504
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2033		1,250	1,259
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2034		1,150	1,158
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2035		2,185	2,198
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2036		2,120	2,131
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2037		2,850	2,864
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2039		2,750	2,755
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 10/1/2044		300	290
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 10/1/2044		6,500	6,615
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2032		3,000	3,034
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2037		4,000	4,034
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 6/15/2045		4,000	4,026
Municipal Fin. Auth., Rev. Ref. Bonds (Jurupa Unified School Dist. Wineville School Project), Series 2015-A, BAM insured, 5.00% 10/1/2042		4,500	4,529
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-B, 4.65% 5/1/2030		360	367
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.00% 5/1/2034[2]		450	470
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.50% 5/1/2044[2]		465	482
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.75% 5/1/2054[2]		345	359
Municipal Fin. Auth., School Fac. Rev. Bonds (St. Mary’s School - Aliso Viejo), Series 2024-A, 5.875% 5/1/2059[2]		360	376
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 4.00% 11/15/2026		125	124
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 11/15/2039		425	433
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2052		2,125	1,757
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2022-A, 4.00% 11/15/2056		1,890	1,529
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2039[2]		1,250	1,230
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 11/1/2049[2]		575	528
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2023-A, AMT, 4.375% 9/1/2053 (put 9/1/2033)		12,020	12,600
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2024-A, AMT, 3.875% 3/1/2054 (put 3/1/2034)		11,735	11,840
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2/1/2039 (put 2/3/2025)[2]		2,700	2,646
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)		6,990	7,009
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 10/1/2044 (put 10/1/2029)		13,430	12,872
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2/1/2057[2]		2,255	1,701

American Funds Tax-Exempt Income Funds	316

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-2, 4.00% 12/1/2045[2]	USD	1,500	$1,264
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2024		120	120
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2025		145	145
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2026		165	165
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2027		190	190
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2028		210	211
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2029		240	241
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2030		265	265
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 4.25% 9/1/2034		250	253
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.25% 9/1/2034		300	302
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2036		535	533
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2036		1,920	1,903
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 4.50% 9/1/2039		1,055	1,079
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2039		275	292
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2041		655	624
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2041		2,875	2,744
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.00% 9/1/2043		1,760	1,825
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2044		625	646
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2044		885	928
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2046		1,095	994
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2046		1,475	1,366
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.00% 9/1/2048		400	408
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2049		1,070	1,109
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 9/1/2051		1,505	1,324
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 9/1/2051		1,995	1,792
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2022-A, 5.25% 9/1/2052		3,725	3,888
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2023-C, 5.25% 9/1/2053		2,375	2,486
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-B, 5.00% 9/1/2054		1,380	1,420
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2024-A, 5.125% 9/1/2054		1,250	1,282
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2030		600	637
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2038		1,000	1,049
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2040		4,610	4,804
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 5/15/2043		5,525	5,718
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2041		280	280
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 5/15/2046		1,095	1,076
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2051		2,565	1,978
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 5/15/2054		2,570	1,928
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2043		2,000	2,070
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 5/15/2052		11,500	11,768
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2049		2,510	2,587
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 5/15/2052		3,500	3,599
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040		325	330
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2045		1,175	1,164
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 9/1/2030		1,250	1,307
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2026		400	414
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2027		300	309
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2029		1,420	1,457
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 9/1/2030		1,225	1,257

317	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 9/1/2033	USD	2,790	$2,911
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 8/1/2032		1,000	1,038
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-C, 4.00% 8/1/2044		1,250	1,255
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 8/1/2047		2,750	2,711
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 8/1/2044		5,000	5,059
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD CME Term SOFR x 0.67 + 0.72%) 4.46% 7/1/2027[4]		2,710	2,712
Norwalk La Mirada Unified School Dist., G.O. Bonds, 2014 Election, Series 2021-E, 3.00% 8/1/2046		1,000	831
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 8/1/2026		3,125	3,250
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2033		4,365	4,457
Oakland Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-A, Assured Guaranty Municipal insured, 5.25% 8/1/2048		825	929
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2027		2,000	2,074
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 8/1/2035		1,000	1,016
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 8/1/2036		2,000	2,090
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028		490	513
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2028 (preref. 11/1/2027)		10	11
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 11/1/2029		250	261
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 11/1/2029		3,050	3,267
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2033		1,000	1,014
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2034		1,000	1,012
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 8/1/2035		1,000	1,009
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2044		1,000	1,025
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2049		2,000	2,038
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2039		275	261
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 9/1/2050		785	688
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2029		310	309
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2031		335	332
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2037		1,650	1,618
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 9/1/2047		2,795	2,515
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2045		300	282
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		500	453
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2025		225	226
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2027		250	252
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2028		250	250
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2036		500	493
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 9/1/2042		650	608
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.375% 9/1/2043		900	879
City of Ontario, Community Facs. Dist. No. 54 (Esperanza Facs.), Special Tax Bonds, Series 2022, 4.50% 9/1/2052		825	784
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2029		170	181
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2037		500	536
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2042		600	629
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2047		800	825
City of Ontario, Community Facs. Dist. No. 55 (Parklane), Special Tax Bonds, Series 2022, 5.00% 9/1/2053		845	867
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.25% 9/1/2037		415	415
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.625% 9/1/2042		650	656
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2047		840	841
City of Ontario, Community Facs. Dist. No. 57 (Neuhouse), Special Tax Bonds, Series 2022, 4.75% 9/1/2052		825	813
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2049		1,295	1,332
City of Ontario, Community Facs. Dist. No. 66 (Olive and Oleander Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054		1,930	1,972
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2029		980	993
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 8/15/2033		1,365	1,382

American Funds Tax-Exempt Income Funds	318

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 8/15/2045	USD	660	$666
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 8/15/2036		2,000	2,046
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2045		2,200	2,034
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 8/15/2050		1,000	897
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2037		250	269
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2042		1,720	1,818
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2047		1,700	1,760
County of Orange, Community Facs. Dist. No. 2021-1 (Rienda), Special Tax Bonds, Series 2022-A, 5.00% 8/15/2052		320	330
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.00% 8/15/2038		525	567
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2048		1,550	1,666
County of Orange, Community Facs. Dist. No. 2023-1 (Rienda Phase 2B), Special Tax Bonds, Series 2023-A, 5.50% 8/15/2053		1,355	1,448
Orinda Union School Dist., G.O. Bonds, 2018 Election, Measure E, Series 2022-B, 4.00% 8/1/2051		1,730	1,732
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2036		2,000	2,114
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 8/1/2045		4,160	4,332
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2030		195	193
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2033		220	216
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2036		235	228
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 9/1/2031		315	290
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 4.25% 9/1/2034		325	319
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2039		655	700
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		230	213
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2044		1,000	1,045
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2049		600	620
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		350	301
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2024, 5.00% 9/1/2053		575	591
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2026		480	481
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2031		800	796
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 9/2/2037		1,200	1,172
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2031		1,000	1,043
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 9/1/2032		1,000	1,042
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 8/1/2041		2,975	3,100
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2032		255	191
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2037		1,600	969

319	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2038	USD	1,190	$689
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2038		1,505	871
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 8/1/2039		240	132
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 8/1/2039		840	462
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008, 0% 8/1/2032		2,500	1,947
Palomar Community College Dist., G.O. Bonds, 2006 Election, Series 2015-C, 4.00% 8/1/2040 (preref. 8/1/2024)		6,055	6,130
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 5/1/2032		3,000	3,050
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 5.00% 8/1/2029		1,280	1,297
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 8/1/2030		1,000	988
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2033		530	535
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 8/1/2034		970	979
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2028		3,000	2,581
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2029		6,550	5,418
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 8/1/2031		3,000	2,288
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 8/1/2036		675	681
Paso Robles Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 9/1/2028		915	931
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2043		600	557
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		745	675
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 9/1/2049		1,780	1,586
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2036		250	247
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		375	354
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		555	505
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		765	673
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 10/1/2049		8,035	8,191
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2035		1,000	1,035
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA4), Series 2017-B, 5.00% 9/1/2037		1,325	1,368
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2031		1,325	1,335
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 9/1/2034		1,490	1,501
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2040		600	620
Pleasanton Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 8/1/2041		500	515
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 11/1/2046		11,475	11,528
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 11/1/2040 (put 11/3/2025)		2,000	1,983
Pollution Control Fncg. Auth., Water Facs. Rev. Bonds (American Water Capital Corp. Project), Series 2020, 3.70% 8/1/2040 (put 9/1/2028)		4,290	4,315
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 12/15/2030		1,590	1,763
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2030		1,345	1,364
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2030		980	1,000
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030		1,820	1,899
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2032		1,600	1,622
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 9/1/2033		1,200	1,223
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2034		995	1,009
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2035		995	1,009
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2036		1,485	1,504

American Funds Tax-Exempt Income Funds	320

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 8/1/2035	USD	3,500	$2,394
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2039[2]		2,155	2,115
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 6/15/2049[2]		1,900	1,772
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 9/2/2027		1,375	1,444
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2037		2,000	2,034
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 10/15/2047		4,025	4,043
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 10/15/2051 (put 10/15/2031)		690	675
Public Fin. Auth., Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2022-A, 5.00% 7/15/2046		1,550	1,705
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2025		440	442
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2030		490	511
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2043		10,155	10,294
Public Fin. Auth., Rev. Ref. Bonds (Sharp Healthcare), Series 2024-A, 5.00% 8/1/2028		1,020	1,107
Public Fin. Auth., Rev. Ref. Bonds (Sharp Healthcare), Series 2024-A, 5.00% 8/1/2033		1,525	1,784
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 11/15/2028[2]		580	572
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2036[2]		375	376
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2046[2]		1,145	1,076
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2051[2]		190	174
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 11/15/2056[2]		355	319
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 11/1/2046		10,140	10,183
Public Works Board, Lease Rev. Bonds (Dept. of General Services, May Lee State Office Complex), Series 2024-A, 5.00% 4/1/2049		6,545	7,270
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2037		1,750	1,829
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 11/1/2038		1,500	1,559
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2029		1,000	1,093
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2029		5,000	5,520
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2/1/2030		1,000	1,111
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2023-C, 5.00% 9/1/2035		1,595	1,846
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 9/1/2037		500	498
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2036		440	435
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2046		1,150	1,044
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (The Grantline 208 Project), Special Tax Bonds, Series 2021-B, 4.00% 9/1/2051		1,220	1,070
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.125% 9/1/2043		775	816
City of Rancho Cordova, Community Facs. Dist. No. 2022-1 (Artista Del Sol), Special Tax Bonds, Series 2023, 5.375% 9/1/2053		1,300	1,366
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 4.00% 9/1/2029		170	170
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2034		300	326
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2039		405	433
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2044		500	522
City of Rancho Cordova, Community Facs. Dist. No. 2023-1 (The Grantline 220 Project), Special Tax Bonds, Series 2024, 5.00% 9/1/2053		550	565
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2025		1,500	1,503

321	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2026	USD	1,000	$1,002
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 9/1/2029		4,065	4,073
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		550	483
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2044		1,205	1,251
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2049		2,400	2,477
City of Rancho Mirage, Community Facs. Dist. No. 5 (Improvement Area No. 1), Special Tax Bonds, Series 2024-A, 5.00% 9/1/2054		2,770	2,850
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, 5.00% 9/1/2029		1,125	1,160
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2032		620	693
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 6/1/2033		465	520
City of Rialto, Community Facs. Dist. No. 2019-2 (Foothill/Spruce), Special Tax Bonds, Series 2022, 4.25% 9/1/2042		770	738
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2034		500	348
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2044		1,000	400
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2045		1,625	615
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2046		1,000	357
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 0% 8/1/2047		1,175	397
Rialto Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, BAM insured, 5.00% 8/1/2052		1,720	1,869
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 8/1/2028		1,000	880
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2043		3,035	3,100
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 9/1/2048		6,000	6,072
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Rev. Ref. Bonds, Series 2022-A-1, Assured Guaranty Municipal insured, 5.25% 9/1/2052		3,000	3,259
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 9/1/2040		4,685	4,758
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2026		380	379
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2027		430	430
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2029		250	249
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2033		590	585
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2041		1,000	944
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2046		450	406
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 9/1/2051		1,395	1,216
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 4.50% 9/1/2044		300	295
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2048		920	934
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2023-1 (Public Facs.), Special Tax Bonds, Series 2024, 5.00% 9/1/2054		815	822
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 8/1/2031		2,500	2,545
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 10/1/2028		2,000	2,049
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2044		1,894	1,527
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-C, 4.00% 6/1/2047		3,575	3,467
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 6/1/2048		1,288	1,010
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-1, BAM insured, 3.00% 6/1/2049		10,500	8,346
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 6/1/2046		1,020	996

American Funds Tax-Exempt Income Funds	322

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2032	USD	1,100	$1,114
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		2,315	2,345
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2034		1,500	1,519
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 9/1/2035		890	901
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2045		375	345
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 9/1/2050		600	535
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038		550	537
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045		750	692
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 9/1/2039		990	1,020
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2027		250	263
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2028		360	376
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2031		830	863
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2034		855	886
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2035		1,140	1,181
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2037		1,000	1,035
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 9/1/2041		1,255	1,287
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2024		95	95
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 9/1/2025		110	108
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2026		125	125
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2027		145	145
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2028		165	165
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2029		185	185
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2030		205	205
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,215	1,151
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,145	1,040
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,815	2,477
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 9/1/2038		1,650	1,682
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2037		220	217
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		305	289
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,040	944
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		710	624
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2024		1,005	1,006
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2026		500	507
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2027		230	233
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2028		1,000	1,014
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 9/1/2030		500	507
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		750	714
Rowland Unified School Dist., G.O. Bonds, 2006 Election, Capital Appreciation Bonds, Series 2009-B, 0% 8/1/2034		4,000	2,717
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2041		235	239
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 9/1/2046		1,750	1,772
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2040		1,100	1,118

323	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 9/1/2046	USD	2,850	$2,862
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.50% 9/1/2052		260	264
City of Sacramento, Community Facs. Dist. No. 2019-01 (Delta Shores), Improvement Area No. 2, Special Tax Bonds, Series 2022, 5.75% 9/1/2052		630	649
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2028		1,455	1,531
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2033		3,000	3,132
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2034		3,000	3,132
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 7/1/2035		4,000	4,172
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2036		1,000	1,028
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 7/1/2037		2,400	2,513
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 9/1/2040		1,090	1,108
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2036		530	514
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		650	604
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 10/1/2041		1,000	1,035
Sacramento Unified School Dist., G.O. Bonds, 2020 Election, Series 2024-B, 4.00% 8/1/2054		5,000	4,926
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2044		815	814
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 8/1/2049		3,690	3,644
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 7/1/2028		4,575	4,065
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2036		500	579
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2037		645	746
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2038		440	506
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2024-B, BAM insured, 5.00% 8/1/2043		1,330	1,487
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 9/1/2044		3,750	3,770
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 9/1/2040		1,000	1,008
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2043		1,860	1,911
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 9/1/2048		1,775	1,816
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 8/1/2042		1,175	1,180
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2030		245	249
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2031		480	487
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 9/1/2032		480	487
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 9/1/2037		970	993
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds, Series 2023-B, 5.00% 5/1/2057 (put 11/1/2026)		3,570	3,697
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 8/1/2045		1,000	997
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032		125	125
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2032		100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2033		100	100
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034		265	266
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2034		100	99

American Funds Tax-Exempt Income Funds	324

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2035	USD	125	$124
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036		170	169
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2037		175	174
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2038		855	834
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2039		410	396
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040		100	96
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045		550	503
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		1,000	884
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2036		635	624
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2040		475	454
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2045		1,000	914
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 9/1/2050		1,100	972
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 7/1/2037		1,000	1,030
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 7/1/2044		3,000	3,206
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2026		760	780
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2027		750	781
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2029		1,595	1,695
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2030		1,785	1,899
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2033		2,280	2,419
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2035		5,000	5,039
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 7/1/2035		1,000	1,053
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2035		2,495	2,572
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2036		750	772
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2037		750	772
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2042		1,500	1,532
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 7/1/2047		1,000	1,015
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2048		3,365	3,573
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2049		3,375	3,461
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2023-B, AMT, 5.00% 7/1/2053		8,000	8,462
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 7/1/2056		3,765	3,674
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 7/1/2056		14,830	13,923
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 4/1/2048		3,000	2,994
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2024, 4.00% 8/1/2041		1,000	1,042
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2031		4,000	4,058
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 7/1/2032		1,000	1,011
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2008 Election, Series 2012-E, 0% 7/1/2034		3,000	2,127
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 7/1/2047		2,000	1,978
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2020-M-2, 3.00% 7/1/2050		5,000	3,963
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2018 Election, Series 2023-G-3, 4.00% 7/1/2053		9,515	9,411
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Green Bonds, 2022 Election, Series 2022-A-3, 4.00% 7/1/2053		5,000	4,945
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2014-A-2, AMT, 5.00% 5/1/2044		2,000	2,003

325	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 5/1/2046	USD	4,000	$4,041
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2049		4,000	4,098
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050		5,385	5,146
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E, AMT, 4.00% 5/1/2050 (preref. 5/1/2029)		510	519
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2050		7,315	7,489
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 5/1/2050		1,990	2,105
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2023-C, AMT, 5.00% 5/1/2028		1,925	2,026
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 5/1/2036		6,750	7,263
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 5/1/2037		4,000	4,258
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 5/1/2044		3,000	3,096
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-E-2, AMT, 5.00% 5/1/2045		500	515
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 5/1/2052		3,000	3,150
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 4/1/2038		2,000	2,007
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2042		1,000	1,079
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2047		1,060	1,127
City and County of San Francisco, Community Facs. Dist. No. 2014-1 (Transbay Transit Center), Special Tax Bonds, Series 2022-A, 5.00% 9/1/2052		640	674
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,950	1,865
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,745	1,598
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,035	937
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.00% 9/1/2043[2]		1,230	1,289
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 9/1/2052[2]		1,500	1,313
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2023-A, 5.50% 9/1/2053[2]		2,050	2,183
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 6/15/2043		3,445	3,495
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2032[2]		500	542
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2037[2]		500	536
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2022-A, 5.00% 9/1/2052[2]		2,000	1,989
City and County of San Francisco, Infrastructure and Revitalization Fncg. Dist. No. 1 (Treasure Island), Tax Increment Rev. Bonds, Series 2023-A, 5.50% 9/1/2053[2]		1,530	1,554
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 11/1/2050		3,115	2,497
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 11/1/2050		2,000	1,984
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 11/1/2050		1,000	992
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Green Bonds, Series 2020-A, 5.00% 11/1/2050		5,150	5,545

American Funds Tax-Exempt Income Funds	326

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 10/1/2037	USD	6,575	$6,583
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2023-C, 4.00% 10/1/2048 (put 10/1/2029)		7,625	7,928
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2021-A, 4.00% 10/1/2050		5,000	4,961
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2024-C, 5.00% 10/1/2054		13,855	15,349
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 8/1/2031		425	442
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 8/1/2033		1,000	1,038
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 8/1/2041		2,100	2,157
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 8/1/2043		2,100	2,101
City and County of San Francisco, Rev. Ref. Certs. of Part. (City Office Buildings - Multiple Properties Project), Series 2015-R1, 4.00% 9/1/2037		5,000	5,002
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2026[2]		130	130
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2041[2]		585	535
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2046[2]		2,475	2,167
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2023-A, 5.75% 9/1/2050[2]		480	521
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]		5,675	4,819
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051[2]		1,550	1,318
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.00% 9/1/2033[2]		655	680
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Shoreline Special Tax Bonds, Series 2023-C, 5.50% 9/1/2043[2]		1,000	1,084
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2025		215	216
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2028		345	347
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2029		575	579
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 8/1/2030		445	448
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2037		6,455	5,922
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 3.00% 8/1/2050		13,710	10,924
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 6/15/2045		5,000	5,016
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-B, 5.25% 6/15/2049		9,840	11,190
San Jacinto Unified School Dist., Community Facs. Dist. No. 2003-1, Special Tax Rev. Bonds (Infrastructure Projects), Series 2022, 4.00% 9/1/2050		875	765
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2028		380	402
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2030		200	210
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2031		550	577
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 9/1/2033		750	783
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2034		765	789
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 9/1/2035		200	206
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2029		1,030	1,090
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 3/1/2033		1,500	1,619
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2035		1,000	1,029
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2037		1,000	1,027
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2041		1,500	1,532
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 3/1/2047		10,000	10,138
San Juan Unified School Dist., G.O. Bonds, 2016 Election, Series 2020, 4.00% 8/1/2034		1,000	1,037
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2032		375	405

327	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 8/1/2033	USD	355	$383
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 8/1/2043		1,300	1,302
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2046		730	658
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		925	806
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2024		150	150
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2029		2,000	2,041
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 9/1/2035		2,000	1,365
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 8/1/2043		2,500	2,538
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2/1/2038		2,000	2,012
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2015, 4.00% 8/1/2033 (preref. 8/1/2025)		1,915	1,938
Sanger Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-C, BAM insured, 3.00% 8/1/2048		2,465	1,982
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 3.00% 8/1/2051		3,325	2,649
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 8/1/2055		1,650	1,611
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2024[2]		150	150
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2025[2]		175	175
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2026[2]		200	199
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2028[2]		250	247
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2030[2]		110	108
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2035[2]		1,010	979
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 9/1/2050[2]		5,820	5,103
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2026		835	836
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 9/1/2038		460	460
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 7/1/2032		2,000	2,003
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2036		1,250	1,253
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 7/1/2042		2,500	2,505
Santa Monica-Malibu Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-E, 3.00% 8/1/2033		2,000	1,893
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2027		195	205
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2028		205	217
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2034		350	368
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2036		250	223
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2037		185	164
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 9/1/2038		270	233
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 9/1/2039		165	142
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,940	1,985
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2029		135	135
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2033		215	213

American Funds Tax-Exempt Income Funds	328

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2034	USD	230	$228
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2035		240	238
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2036		275	271
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2037		295	289
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2038		320	306
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2039		345	329
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 9/1/2040		295	278
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2035		600	619
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2039		700	713
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2041		275	278
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 9/1/2049		1,250	1,234
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 9/1/2033		1,240	1,263
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2051[2]		800	694
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 8/1/2061[2]		2,275	1,894
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2042[2]		1,000	1,027
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Oceanside Project), Series 2022-A, 5.00% 10/1/2061[2]		2,025	2,031
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 10/1/2027[2]		660	659
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2032[2]		2,500	2,567
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2037[2]		1,485	1,517
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 10/1/2044[2]		2,805	2,829
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2029[2]		2,615	2,636
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2035[2]		500	502
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2041[2]		3,000	2,973
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 6/1/2048[2]		2,795	2,715
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2040[2]		1,350	1,362
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2050[2]		750	752
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 7/1/2058[2]		1,625	1,625
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 6/1/2055[2]		1,000	1,006
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 6/1/2034[2]		750	762
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2036[2]		1,000	1,005
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 6/1/2046[2]		750	750
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 6/1/2052[2]		335	336
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2030[2]		315	324
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 6/1/2047[2]		250	250
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2030[2]		1,305	1,345
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2037[2]		2,105	2,139
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2023-A, 5.75% 7/1/2042[2]		805	851
School Fin. Auth., Educational Fac. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 7/1/2046 (preref. 7/1/2025)[2]		4,610	4,746
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 7/1/2047[2]		1,000	1,003
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2043[2]		1,750	1,766

329	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2049[2]	USD	1,900	$1,910
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 7/1/2054[2]		5,000	5,018
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 7/1/2037[2]		860	882
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 7/1/2054[2]		2,150	2,168
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2037[2]		1,455	1,481
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 7/1/2049[2]		5,400	5,425
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2031		1,250	1,291
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2032		1,750	1,807
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 4/1/2035		2,000	2,064
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 11/1/2035		500	597
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2040		1,000	1,030
South San Francisco Unified School Dist., G.O. Bonds, 2022 Election, Series 2023, 4.00% 9/1/2041		1,690	1,734
Southern California Public Power Auth., Clean Energy Project Rev. Bonds, Series 2024-A, 5.00% 4/1/2055 (put 9/1/2030)		7,530	8,051
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 11/1/2025		1,400	1,425
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2026		385	402
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 8/1/2035		500	506
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2041		2,780	2,608
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 9/1/2051		1,290	1,123
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 4.25% 9/1/2037		1,250	1,249
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2042		1,965	2,060
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-02 (Citro), Special Tax Bonds, Series 2022, 5.00% 9/1/2052		500	513
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2040		1,090	1,118
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 6/1/2041		1,160	1,184
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 9/1/2029		7,000	6,219
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 3/1/2035		1,465	1,525
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 3/1/2042		1,240	1,191
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2026		75	76
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2027		800	810
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 10/1/2045		1,700	1,706
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 11/15/2049 (preref. 11/15/2024)		5,250	5,280
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2027		200	207
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2029		405	419
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 3.50% 4/1/2035		250	239
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2046		6,790	5,494
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 4.00% 4/1/2047		250	237
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 4/1/2047		2,515	2,564
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 2.50% 4/1/2051		3,955	2,684
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 4/1/2051		5,000	3,838
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 4/1/2051		6,450	5,994
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 7/1/2048		500	486
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 4/1/2038 (put 11/1/2029)		5,000	5,482

American Funds Tax-Exempt Income Funds	330

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 4/1/2038 (put 11/1/2029)	USD	4,000	$4,385
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2034[2]		100	104
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2039[2]		105	107
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 6/1/2051[2]		2,315	2,324
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 11/1/2033		1,350	1,352
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 11/1/2043		935	936
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 12/1/2044		2,925	2,934
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2029		625	639
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2031		1,135	1,157
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 10/1/2032		1,500	1,529
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 4.00% 10/1/2041		1,000	975
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-A, 3.50% 7/1/2034		150	148
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2032[2]		2,025	2,087
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 11/1/2041[2]		13,295	13,401
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2031 (preref. 2/15/2026)		1,000	1,033
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2034 (preref. 2/15/2026)		500	516
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2035 (preref. 2/15/2026)		5,050	5,216
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 6/1/2026[2]		1,425	1,419
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2036[2]		4,500	4,573
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 6/1/2046[2]		2,250	2,260
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2036		500	547
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2037		350	381
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 5.00% 4/1/2038		250	271
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Odd Fellows Home of California Project), Series 2023-A, 4.125% 4/1/2053		700	700
Statewide Communities Dev. Auth., Statewide Community Infrastructure Program Rev. Bonds (City of Hesperia Ranchero Road Widening Improvements), Series 2022, 5.75% 9/2/2052		8,345	8,411
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2038		2,000	2,032
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 5/15/2046		7,465	7,356
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 7/1/2032		6,780	6,282
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2029		1,000	1,026
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2030		1,500	1,538
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2032		1,000	1,023
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 5/15/2035		1,250	1,276
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 9/1/2028		1,000	1,001
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2040		790	811
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045		9,245	9,229

331	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2036	USD	780	$905
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2037		700	813
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2039		415	477
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2023-B, Assured Guaranty Municipal insured, 5.00% 8/1/2040		500	571
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 9/1/2048		1,000	886
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2041		205	90
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 9/1/2052		8,800	2,016
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 8/1/2043		4,290	4,301
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2040		6,020	6,299
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2022-A-1, 4.50% 8/1/2041		6,690	6,976
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2034		1,170	806
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2037		1,250	729
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2044		2,000	749
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2045		2,000	705
Sweetwater Union High School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Capital Appreciation Bonds, 2006 Election, Series 2022-D-2, Assured Guaranty Municipal insured, 0% 8/1/2046		2,000	664
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2032		3,525	3,619
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2034		2,075	2,125
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 8/1/2036		1,000	1,023
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 8/1/2047		4,750	4,661
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2038		1,250	1,349
Tejon Ranch Public Facs. Fncg. Auth., Community Facs. Dist. No. 2008-1, Special Tax Rev. Ref. Bonds (Tejon Ranch Industrial Complex Public Improvements - East), Series 2024-A, 5.00% 9/1/2054		1,240	1,276
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 9/1/2050		2,100	2,133
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.25% 9/1/2043		700	666
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2022, 4.375% 9/1/2052		1,600	1,478
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2031		1,500	1,514
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2033		1,000	1,009
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 9/1/2034		2,065	2,083
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 9/1/2040		1,600	1,614
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2045		1,400	1,398
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		930	913
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,045	954
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2026		1,270	1,323
Temescal Valley Water Dist., Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2024, 5.00% 9/1/2027		1,060	1,125
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 9/1/2031		2,885	2,885
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp), Series 2021-A-1, 4.00% 6/1/2034		670	691
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2028		1,500	1,583

American Funds Tax-Exempt Income Funds	332

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2032	USD	2,400	$2,586
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 6/1/2033		2,000	2,153
Township of Washington, Health Care Dist., 2020 Election, G.O. Bonds, Series 2023-B, 5.25% 8/1/2048		1,125	1,254
Township of Washington, Health Care Dist., 2020 Election, G.O. Bonds, Series 2023-B, 5.50% 8/1/2053		500	562
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2030		535	572
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 9/1/2034		1,380	1,462
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2030		260	274
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2031		290	305
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2032		300	316
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2033		335	352
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2034		400	421
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2035		440	462
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2036		485	509
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2037		530	556
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2038		575	599
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2044		870	889
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 9/1/2049		1,750	1,775
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2036		750	743
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2041		1,100	1,040
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2046		1,600	1,445
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 9/1/2051		2,100	1,837
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2045		1,000	1,030
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 10/1/2049		2,135	2,181
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2029		1,280	1,345
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2032		500	525
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2033		300	315
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2034		300	314
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2035		300	314
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 10/1/2038		820	847
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2037		2,000	2,054
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2038		1,000	1,026
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 5/1/2039		1,000	1,024
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2034		2,235	2,239
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 11/15/2035		1,320	1,323
County of Tulare, Local Health Care Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 8/1/2039		1,850	1,888
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 1/1/2036		600	626
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2031		1,000	1,018
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2033		1,135	1,155

333	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 9/1/2035	USD	250	$250
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2040		1,850	1,867
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 9/1/2045		2,200	2,216
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2028		3,000	3,049
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 9/1/2029		1,000	1,016
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 9/1/2038		2,500	2,543
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 8/1/2041		7,000	3,240
Regents of the University of California, General Rev. Bonds, Series 2024-BT, 5.00% 5/15/2026		5,000	5,196
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2040		2,570	2,634
Regents of the University of California, General Rev. Bonds, Series 2024-BV, 5.00% 5/15/2040		3,010	3,489
Regents of the University of California, General Rev. Bonds, Series 2020-BE, 4.00% 5/15/2047		4,855	4,847
Regents of the University of California, General Rev. Bonds, Series 2022-BK, 5.00% 5/15/2052		2,000	2,183
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 5/15/2034		750	776
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2038		1,215	1,271
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 5/15/2040		1,205	1,239
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 5/15/2038		1,000	1,002
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2040		260	247
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2045		165	149
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 9/1/2051		265	230
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 8/1/2046		2,120	2,216
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 8/1/2045		1,550	1,549
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2046		1,885	1,895
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 8/1/2051		2,850	2,819
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2023-C, Assured Guaranty Municipal insured, 5.00% 8/1/2051		2,765	3,010
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2046		3,350	3,359
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 5/1/2051		4,500	4,432
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 4/1/2025		1,000	1,010
City of Vernon, Electric System Rev. Bonds, Series 2021-A, 5.00% 10/1/2025		1,415	1,439
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2026		1,000	1,024
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 10/1/2027		1,180	1,234
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 4/1/2028		470	495
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2037		1,565	1,708
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 8/1/2040		775	835
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045		885	881
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 12/1/2049		2,865	2,865
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 12/1/2050		4,600	4,500
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052		3,180	3,346
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 12/1/2048		6,265	6,265
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049		6,835	6,835
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050		4,230	4,138
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052		2,370	2,594
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 12/1/2045		645	644
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 8/1/2031		1,000	1,018
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2035		3,630	3,679
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2036		1,665	1,684
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 8/1/2037		3,800	3,836

American Funds Tax-Exempt Income Funds	334

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
California (continued)
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2014-AS, 5.00% 12/1/2027 (preref. 12/1/2024)	USD	200	$201
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 8/1/2049		2,000	2,000
West Contra Costa Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005-D, National insured, 0% 8/1/2031		7,500	5,917
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 8/1/2036		6,000	3,900
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, Assured Guaranty insured, 5.00% 9/1/2026		225	231
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 9/1/2042		1,150	1,172
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2030		600	622
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 9/1/2032		1,240	1,279
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2031		3,105	3,147
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 11/1/2035		2,220	2,230
Whittier Union High School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 8/1/2046		6,900	5,743
Whittier Union High School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 8/1/2032		2,000	1,471
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 8/1/2032		2,000	1,536
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2033		1,295	1,349
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2038		1,475	1,532
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2044		1,485	1,520
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 9/1/2048		1,645	1,675
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 8/1/2031		1,500	1,191
			2,656,906

Guam 0.58%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2023-A, AMT, 5.25% 10/1/2036		685	702
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 11/15/2028		4,500	4,569
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 1/1/2029		2,000	2,114
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		3,685	3,591
G.O. Bonds, Series 2019, AMT, 5.00% 11/15/2031		1,765	1,801
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2040		635	654
Limited Obligation Bonds (Section 30), Series 2016-A, 5.00% 12/1/2046		3,000	3,016
Limited Obligation Rev. Bonds (Section 30), Series 2016-A, 5.00% 12/1/2024		1,000	1,004
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 7/1/2037		400	412

			17,863

Puerto Rico 0.60%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]		4,048	2,484
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051		1,257	790
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		1,830	1,928
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 8/1/2026 (escrowed to maturity)		170	179
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046		22,723	7,587
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2051		16,000	3,895
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 6/1/2026		1,500	1,483
			18,346

335	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
United States 0.58%
Freddie Mac, Multi Family Certs., Series 2023, 2.75% 11/25/2035[2]	USD	7,672	$6,840
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 11/25/2033		7,867	7,620
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class ACA, 2.046% 6/25/2038[2]		962	777
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 4/15/2034		1,780	1,596
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2023, Class ACA, 2.25% 9/25/2037		990	827
			17,660

Virgin Islands 0.34%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2027		2,500	2,590
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2028		1,565	1,629
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2030		1,955	2,054
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2032		2,000	2,119
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039		1,905	1,983
			10,375

Total bonds, notes & other debt instruments (cost: $2,786,358,000)			2,721,150

Short-term securities 10.25%

Municipals 9.11%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2024-H, 3.90% 4/1/2059[4]		22,600	22,600
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 3.75% 11/1/2035[4]		19,940	19,940
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 3.85% 11/1/2035[4]		21,620	21,620
Foothill-De Anza Community College Dist., G.O. Bonds, 2020 Election, Series 2024-C, 5.00% 8/1/2024		330	330
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 3.95% 1/1/2050 (put 1/30/2025)[2,5]		2,800	2,800
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-3, AMT, 8.00% 1/1/2050 (put 8/15/2024)[2,5]		8,750	9,177
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A-4, AMT, 8.00% 1/1/2050 (put 8/15/2025)[2,5]		13,000	13,179
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 3.85% 9/2/2024[4]		1,250	1,250
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 3.88% 7/1/2035[4]		2,425	2,425
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 3.88% 7/1/2034[4]		6,700	6,700
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/26/2025		30,000	30,565
County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025		10,000	10,186
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 3.85% 7/1/2037[4]		7,900	7,900
Municipal Fin. Auth., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2007, AMT, 3.97% 12/1/2029[4]		13,150	13,150
Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 3.85% 6/1/2025[4]		4,950	4,950
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 3.11% 2/1/2035[4]		29,890	29,890
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 4.10% 11/1/2042 (put 7/15/2024)[2,5]		2,590	2,591
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001-A, AMT, 4.20% 7/1/2031 (put 7/2/2029)[5]		5,000	5,014
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 3.70% 8/1/2024[2,5]		4,300	4,300
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2023, AMT, 4.125% 7/1/2043 (put 8/15/2024)[2,5]		4,325	4,325
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003-A, AMT, 4.20% 11/1/2038 (put 7/2/2029)[5]		7,000	7,024
County of Riverside, Tax and Rev. Anticipation Notes, Series 2024, 5.00% 6/30/2025		10,000	10,194
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2024-C, 3.65% 9/5/2024		5,000	5,000

American Funds Tax-Exempt Income Funds	336

The Tax-Exempt Fund of California (continued)

Short-term securities (continued)		Principal amount (000)		Value (000)
Municipals (continued)
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2024-B-6, 3.65% 9/10/2024		USD	27,250	$27,249
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 3.90% 5/15/2048[4]			9,200	9,200
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-2, 3.90% 5/15/2032[4]			7,200	7,200
				278,759

	Weighted average yield at acquisition
U.S. Treasury bills 1.14%
U.S. Treasury 9/10/2024	5.247%		35,000	34,795

Total short-term securities (cost: $313,005,000)				313,554
Total investment securities 99.18% (cost: $3,099,363,000)				3,034,704
Other assets less liabilities 0.82%				25,130

Net assets 100.00%				$3,059,834

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	1,298	10/3/2024	USD	266,567	$1,541
5 Year U.S. Treasury Note Futures	Long	159	10/3/2024		17,155	394
10 Year U.S. Treasury Note Futures	Short	950	9/30/2024		(106,222)	(2,402)
30 Year Ultra U.S. Treasury Bond Futures	Short	17	9/30/2024		(2,176)	(84)
						$(551)

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $254,651,000, which represented 8.32% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

337	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California (continued)

Key to abbreviation(s)

Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
CME = CME Group
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
IAM = Interest at Maturity
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	338

American Funds Tax-Exempt Fund of New York

Investment portfolio July 31, 2024

Bonds, notes & other debt instruments 96.54%	Principal amount (000)		Value (000)
New York 92.22%
City of Albany Capital Resource Corp., Rev. Bonds (Kipp Capital Region Public Charter Schools Project), Series 2024, 5.00% 6/1/2064	USD	1,280	$1,291
City of Albany Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 5/1/2032		400	406
Town of Amherst Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 10/1/2030		500	523
City of Battery Park Auth., Senior Rev. Bonds, Series 2023-B, 5.00% 11/1/2035		1,000	1,182
Town of Brookhaven Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 11/1/2055		1,185	1,024
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 7/15/2034		240	240
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 7/15/2042		1,925	1,958
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2030		200	194
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2036		400	383
Build NYC Resource Corp., Rev. Bonds (East Harlem Scholars Academy Charter School Project), Series 2022, 5.75% 6/1/2062[1]		100	104
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.00% 7/1/2042		1,000	1,045
Build NYC Resource Corp., Rev. Bonds (KIPP NYC Public School Facs. - Canal West Project), Series 2022, 5.25% 7/1/2057		1,100	1,143
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 9/1/2045[1]		285	286
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 1/1/2025[1]		100	100
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 1/1/2035[1]		950	954
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 11/15/2026		205	188
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2039		2,300	1,190
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 11/15/2048		3,540	1,110
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2030		300	305
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 11/15/2035		840	854
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2039		1,625	1,626
Dobbs Ferry Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 7/1/2044		500	500
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 3.00% 2/1/2050		1,000	766
Dormitory Auth., Pace University Rev. Bonds, Series 2024-A, 5.50% 5/1/2056		1,500	1,637
Dormitory Auth., Rev. Bonds (Catholic Health System Obligated Group), Series 2019-A, 4.00% 7/1/2045		500	405
Dormitory Auth., Rev. Bonds (Columbia University), Series 2023-A, 5.00% 10/1/2033		1,000	1,188
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 7/1/2030		1,000	1,128
Dormitory Auth., Rev. Bonds (Cornell University), Series 2024-A, 5.50% 7/1/2054		1,500	1,716
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 7/1/2033		500	501
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 7/1/2046		250	255
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 7/1/2050		1,500	1,458
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 9/1/2050		750	691
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032		930	938
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 7/1/2032 (preref. 7/1/2025)		70	71
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 7/1/2035		555	571
Dormitory Auth., Rev. Bonds (New School), Series 2022-A, 4.00% 7/1/2047		1,250	1,191
Dormitory Auth., Rev. Bonds (New York University), Series 2021-A, 4.00% 7/1/2046		3,050	3,024
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 5/1/2048 (put 5/1/2026)		1,000	1,018
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 7/1/2033		400	411
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 7/1/2034		1,000	1,001
Dormitory Auth., Rev. Bonds (Presbyterian Hospital Obligated Group), Series 2023-A, 5.00% 8/1/2038		1,500	1,712
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2011-A, 5.00% 10/1/2024		10	10
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2023-B, 5.00% 7/1/2034		1,000	1,159
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 7/1/2049		1,000	968

339	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 1/1/2038 (preref. 1/3/2028)	USD	500	$537
Dormitory Auth., School Dist. Rev. Bond Fncg. Program Rev. Bonds, Series 2023-A, Assured Guaranty Municipal insured, 5.00% 10/1/2035		1,000	1,120
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 3/15/2037		1,000	1,081
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2/15/2040		1,000	1,007
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2041		745	774
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2/15/2041 (preref. 8/15/2027)		5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2041		1,000	1,104
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 3.00% 3/15/2051		1,500	1,160
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 5.25% 3/15/2052		1,285	1,427
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2024-A, 4.00% 3/15/2054		1,155	1,114
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 3/15/2039		2,275	2,390
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2039		800	846
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 3/15/2048		1,500	1,565
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2024-A, 5.00% 3/15/2056		1,250	1,355
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (New York State Electric & Gas Corp. Project), Series 2004-C, 4.00% 4/1/2034		1,110	1,117
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, 3.00% 8/1/2032 (put 7/1/2025)		1,000	996
Environmental Facs. Corp., Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York City Municipal Water Fin. Auth. Projects - Second Resolution Bonds), Series 2022-A, 5.00% 6/15/2051		1,000	1,086
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 8/15/2036		1,950	1,964
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 12/1/2044 (put 12/3/2029)[1]		1,500	1,394
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 12/1/2044 (put 6/1/2026)[1]		1,000	976
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 9/1/2050 (put 9/2/2025)		1,000	983
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2022-R-2, AMT, 5.125% 9/1/2050 (put 9/3/2030)[1]		1,000	1,038
Genesee County Funding Corp., Rev. Bonds (Rochester Regional Health Project), Series 2022-A, 5.25% 12/1/2052		800	834
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 11/1/2042		750	692
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 11/1/2039		1,000	938
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)		705	649
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2033		1,700	1,775
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2/15/2035		1,000	1,043
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 11/1/2037		1,000	975
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2042		715	558
Jefferson County Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 11/1/2047		500	363
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2/15/2043		2,305	2,275
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 11/15/2040[1]		350	351
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 11/15/2044[1]		375	377
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 11/15/2046		1,500	1,118
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 11/15/2051		2,000	1,505
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, BAM insured, 3.00% 11/15/2051		1,000	757
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2035		1,315	1,338
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 9/1/2038		750	760
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 9/1/2047		2,225	2,291
Long Island Power Auth., Electric System General Rev. Green Bonds, Series 2023-E, 5.00% 9/1/2053		1,315	1,432
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2051		500	500
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 11/15/2056		750	750

American Funds Tax-Exempt Income Funds	340

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 11/15/2039	USD	305	$306
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 11/15/2045 (put 5/15/2030)		1,000	1,080
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 11/15/2027		970	1,025
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 11/15/2039		1,990	2,117
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D, 5.00% 11/15/2045		1,000	1,061
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 11/15/2049		1,000	968
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 11/15/2049		1,000	963
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 11/15/2050		1,500	1,569
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 11/15/2052		1,305	1,354
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 11/15/2057		750	780
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 11/15/2034		1,000	1,013
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2024-A, 5.25% 11/15/2049		1,000	1,098
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2025		325	329
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2033		430	435
Monroe County Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 7/1/2034		380	385
Monroe County Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 12/1/2046		1,500	1,373
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030		90	90
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 10/1/2035		15	15
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037		145	144
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044		130	129
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045		35	35
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046		210	210
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 4/1/2047		350	350
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047		225	224
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047		645	647
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 10/1/2048		155	155
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 10/1/2049		440	440
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052		985	973
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 1/15/2030		1,000	1,043
County of Nassau, G.O. General Improvement Rev. Ref. Bonds, Series 2023-B, 5.00% 4/1/2036		1,000	1,158
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 6/1/2035		600	561
Nassau County Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 6/1/2046		705	650
New York City G.O. Bonds, Series 2023-C, 5.00% 8/1/2027		1,000	1,058
New York City G.O. Bonds, Series 2016-C, 5.00% 8/1/2031		1,000	1,022
New York City G.O. Bonds, Series 2018-C, 5.00% 8/1/2032		1,000	1,058
New York City G.O. Bonds, Series 2015-C, 5.00% 8/1/2033		1,000	1,008
New York City G.O. Bonds, Series 2017-A-1, 5.00% 8/1/2034		1,000	1,028
New York City G.O. Bonds, Series 2023-F-1, 5.00% 8/1/2036		1,035	1,178
New York City G.O. Bonds, Series 2024-C, 5.00% 3/1/2042		1,105	1,240
New York City G.O. Bonds, Series 2022-B-1, 5.25% 10/1/2047		1,170	1,290
New York City G.O. Bonds, Series 2024-C, 5.25% 3/1/2048		1,600	1,782
New York City G.O. Bonds, Series 2024-A, 5.00% 8/1/2051		1,285	1,394
New York City G.O. Bonds, Series 2024-D, 5.25% 4/1/2054		1,145	1,269
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2/15/2048		1,670	1,663
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)		390	378
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 11/1/2037		885	872
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 11/1/2045 (put 2/1/2026)		750	741
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-1, 2.40% 11/1/2046		2,405	1,679
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 7/1/2028		175	175

341	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 1/1/2034	USD	750	$707
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2040		1,000	856
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, 4.00% 3/1/2045		1,000	971
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 3.00% 3/1/2049		750	579
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2031		1,100	1,249
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 6/15/2039		690	699
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2022-BB-1, 4.00% 6/15/2045		1,000	986
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 6/15/2046		1,250	1,289
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-DD, 4.125% 6/15/2047		2,320	2,304
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 6/15/2047		1,055	1,084
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 6/15/2050		1,000	968
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2023-AA-1, 5.25% 6/15/2052		1,270	1,395
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-AA-1, 5.25% 6/15/2053		1,575	1,742
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2024-CC, 5.25% 6/15/2054		2,050	2,276
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 7/15/2036		1,000	1,066
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 8/1/2036		2,380	2,529
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2040		1,500	1,508
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-D, 5.00% 11/1/2040		1,000	1,131
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 5/1/2042		1,000	1,034
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-3, 4.00% 8/1/2042		1,425	1,416
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 11/1/2042		1,000	999
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2023-F-1, 4.00% 2/1/2051		1,430	1,398
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-G, 5.25% 5/1/2051		1,000	1,116
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2024-F-1, 5.25% 2/1/2053		3,000	3,332
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 12/1/2035		1,000	1,033
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 11/1/2024[1]		1,000	1,000
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 11/1/2042[1]		1,000	950
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2027		600	600
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2028		500	500
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 4/1/2029		700	700
Oneida Indian Nation, Tax Rev. Bonds, Series 2024-B, 6.00% 9/1/2043[1]		500	549
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2025		500	505
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 5/1/2030		1,750	1,766
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 12/1/2040		1,000	1,076
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2038		1,365	1,371
Port Auth., Consolidated Bonds, Series 212, 4.00% 9/1/2038		1,000	1,002
Port Auth., Consolidated Bonds, Series 223, AMT, 4.00% 7/15/2040		1,310	1,307
Port Auth., Consolidated Bonds, Series 217, 5.00% 11/1/2044		1,500	1,602
Port Auth., Consolidated Bonds, Series 205, 5.00% 11/15/2047		1,000	1,037
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 10/15/2044		500	501
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 11/15/2055		1,500	1,454

American Funds Tax-Exempt Income Funds	342

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 11/15/2047	USD	1,000	$993
County of Rockland, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Rockland Gardens Project), Series 2023, 4.65% 5/1/2027 (put 5/1/2025)		1,000	1,003
Schenectady County Capital Resource Corp., Rev. Bonds (Union College Project), Series 2022, 5.25% 7/1/2052		1,000	1,095
Southold Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 12/1/2045		1,500	1,501
Thruway Auth., General Rev. Bonds, Series 2021-O, 4.00% 1/1/2040		1,000	1,005
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2041		1,900	1,906
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 1/1/2047		1,500	1,455
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 1/1/2049		1,970	1,537
Thruway Auth., General Rev. Bonds, Series 2024-P, 5.25% 1/1/2054		1,350	1,496
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2039		2,835	2,854
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 1/1/2045		1,215	1,190
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 1/1/2053		1,015	981
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2034		1,000	1,001
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 7/1/2042		750	724
Tompkins County Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 7/1/2044		1,415	1,416
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 8/1/2031		250	236
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 8/1/2036		1,000	1,065
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2037		600	634
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 12/1/2039		1,050	1,033
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 12/1/2040		1,500	1,498
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2042		1,760	1,843
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2034		500	501
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 7/1/2046		2,000	1,999
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 1/1/2050		500	500
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.00% 10/1/2030		1,000	995
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 1/1/2036		725	726
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 10/1/2045		2,000	1,930
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.00% 6/30/2049		1,250	1,295
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.00% 6/30/2054		1,250	1,299
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2023, AMT, Assured Guaranty Municipal insured, 5.125% 6/30/2060		1,250	1,297
Transportation Dev. Corp., Special Facs. Rev. Green Bonds (John. F. Kennedy International Airport New Terminal One Project), Series 2024, AMT, 5.50% 6/30/2060		1,000	1,065
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2023-B-1, 5.00% 11/15/2048		1,500	1,633
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 4.00% 11/15/2054		1,500	1,450
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 11/15/2054		2,750	2,908

343	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
New York (continued)
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2021-A, 4.00% 5/15/2046	USD	1,260	$1,252
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2022-A, 5.00% 5/15/2057		1,500	1,602
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-A, 5.00% 5/15/2054		1,500	1,627
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2024-B, 5.25% 5/15/2054		1,655	1,830
Triborough Bridge and Tunnel Auth., Sales Tax Rev. Bonds (MTA Bridges and Tunnels), Series 2024-A-1, 5.25% 5/15/2059		1,670	1,841
City of Troy Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 9/1/2038		1,500	1,617
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2025		750	758
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026 (escrowed to maturity)		285	295
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2036		1,500	1,596
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 3/15/2042		1,020	1,069
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E-4, 4.00% 3/15/2046		1,345	1,318
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 3/15/2049		1,415	1,379
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2023-A, 5.00% 3/15/2057		1,000	1,083
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2039		1,500	1,524
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2046		1,890	1,861
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 3/15/2048		1,500	1,469
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 3.00% 3/15/2049		1,500	1,184
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 6/15/2034		1,100	1,275
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2041		1,500	1,573
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-1, 5.00% 12/15/2041		810	934
Utility Debt Securitization Auth., Restructuring Bonds, Series 2023-TE-2, 5.00% 6/15/2053		1,000	1,104
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 11/1/2030		115	115
Westchester County Local Dev. Corp., Rev. Bonds (Miriam Osborn Memorial Home Assn. Project), Series 2019, 5.00% 7/1/2027		200	206
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2037		1,000	1,020
Westchester County Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 6/1/2047		1,025	1,031
Westchester County Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 7/1/2056[1]		335	330
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2034		1,150	1,129
Westchester County Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 11/1/2046		1,500	1,419
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Kendal on Hudson Project), Series 2022-B, 5.00% 1/1/2051		1,000	1,023
Westchester County Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 5/1/2042		450	450
Yonkers Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton, LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 10/15/2049		1,100	1,104
			255,929

Guam 1.12%
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 1/1/2042		750	731
G.O. Bonds, Series 2019, AMT, 5.00% 11/15/2031		935	954
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 11/1/2035		1,355	1,428
			3,113

Puerto Rico 2.92%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 7/1/2042[1]		1,000	942
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037		1,000	974
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041		1,000	941
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[2]		1,332	817

American Funds Tax-Exempt Income Funds	344

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 10/1/2031	USD	685	$686
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 7/1/2040		1,721	1,712
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 7/1/2058		2,025	2,036
			8,108

Virgin Islands 0.28%
Matching Fund Special Purpose Securitization Corp., Matching Fund Securitization Bonds, Series 2022-A, 5.00% 10/1/2039		750	781

Total bonds, notes & other debt instruments (cost: $271,939,000)			267,931

Short-term securities 2.09%
Municipals 2.09%
Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 3.59% 7/1/2032[2]		2,100	2,100
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2001-C, 4.02% 1/1/2032[2]		1,600	1,600
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2005-B-3, 4.05% 1/1/2035[2]		2,100	2,100
			5,800

Total short-term securities (cost: $5,800,000)			5,800
Total investment securities 98.63% (cost: $277,739,000)			273,731
Other assets less liabilities 1.37%			3,791

Net assets 100.00%			$277,522

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 7/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	72	10/3/2024	USD	14,787	$79
10 Year Ultra U.S. Treasury Note Futures	Short	31	9/30/2024		(3,583)	(74)
						$5

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $9,351,000, which represented 3.37% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviation(s)

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

USD = U.S. dollars

Refer to the notes to financial statements.

345	American Funds Tax-Exempt Income Funds

Financial statements

Statements of assets and liabilities at July 31, 2024	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,909,545	$5,555,114	$23,492,000
Cash	545	926	—
Cash collateral pledged for futures contracts	1,212	4,037	9,719
Receivables for:
Sales of investments	—	179	33,148
Sales of fund’s shares	1,478	4,731	37,859
Interest	19,735	53,049	223,432
Variation margin on futures contracts	103	375	843
	1,932,618	5,618,411	23,797,001

Liabilities:
Payables for:
Purchases of investments	23,829	65,349	299,417
Repurchases of fund’s shares	2,251	8,508	42,636
Dividends on fund’s shares	50	490	2,771
Investment advisory services	334	1,108	4,141
Services provided by related parties	177	778	2,845
Trustees’ deferred compensation	46	140	893
Variation margin on futures contracts	181	629	1,429
Bank overdraft	—	—	3,531
Other	1	3	15
	26,869	77,005	357,678
Commitments and contingencies*
Net assets at July 31, 2024	$1,905,749	$5,541,406	$23,439,323

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,954,722	$5,812,976	$24,574,284
Total distributable earnings (accumulated loss)	(48,973)	(271,570)	(1,134,961)
Net assets at July 31, 2024	$1,905,749	$5,541,406	$23,439,323

Investment securities in unaffiliated issuers, at cost	$1,927,642	$5,664,612	$24,107,388

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	346

Financial statements (continued)

Statements of assets and liabilities at July 31, 2024 (continued)	(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Assets:
Investment securities in unaffiliated issuers, at value	$12,775,570	$3,034,704	$273,731
Cash	1,762	775	1,106
Cash collateral pledged for futures contracts	6,019	1,716	89
Receivables for:
Sales of investments	26,394	1,131	—
Sales of fund’s shares	27,628	5,754	154
Interest	200,197	36,612	2,791
Variation margin on futures contracts	897	104	5
	13,038,467	3,080,796	277,876

Liabilities:
Payables for:
Purchases of investments	134,945	15,510	—
Repurchases of fund’s shares	17,449	3,654	225
Dividends on fund’s shares	1,940	441	20
Investment advisory services	2,791	639	58
Services provided by related parties	874	383	36
Trustees’ deferred compensation	191	106	4
Variation margin on futures contracts	604	228	11
Bank overdraft	—	—	—
Other	6	1	—	†
	158,800	20,962	354
Commitments and contingencies*
Net assets at July 31, 2024	$12,879,667	$3,059,834	$277,522

Net assets consist of:
Capital paid in on shares of beneficial interest	$13,284,267	$3,168,902	$289,202
Total distributable earnings (accumulated loss)	(404,600)	(109,068)	(11,680)
Net assets at July 31, 2024	$12,879,667	$3,059,834	$277,522

Investment securities in unaffiliated issuers, at cost	$13,023,903	$3,099,363	$277,739

*	Refer to Note 5 for further information on unfunded commitments.
†	Amount less than one thousand.

Refer to the notes to financial statements.

347	American Funds Tax-Exempt Income Funds

Financial statements (continued)

Statements of assets and liabilities at July 31, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,084,552	$3,102,491	$11,790,316
	Shares outstanding	109,163	202,667	947,011
	Net asset value per share	$9.94	$15.31	$12.45
Class C:	Net assets		$11,425	$165,072
	Shares outstanding	Not applicable	746	13,259
	Net asset value per share		$15.31	$12.45
Class T:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$9.94	$15.31	$12.45
Class F-1:	Net assets	$3,101	$28,798	$151,597
	Shares outstanding	312	1,881	12,176
	Net asset value per share	$9.94	$15.31	$12.45
Class F-2:	Net assets	$195,937	$675,597	$5,516,402
	Shares outstanding	19,722	44,133	443,084
	Net asset value per share	$9.94	$15.31	$12.45
Class F-3:	Net assets	$501,004	$1,558,796	$5,815,916
	Shares outstanding	50,427	101,827	467,141
	Net asset value per share	$9.94	$15.31	$12.45
Class R-6:	Net assets	$121,145	$164,289	$10
	Shares outstanding	12,194	10,732	1
	Net asset value per share	$9.94	$15.31	$12.45

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	348

Financial statements (continued)

Statements of assets and liabilities at July 31, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$5,181,829	$1,436,232	$186,784
	Shares outstanding	337,599	85,600	18,411
	Net asset value per share	$15.35	$16.78	$10.15
Class C:	Net assets	$106,158	$22,421	$5,695
	Shares outstanding	6,916	1,336	561
	Net asset value per share	$15.35	$16.78	$10.15
Class T:	Net assets	$10	$9	$9
	Shares outstanding	1	1	1
	Net asset value per share	$15.35	$16.78	$10.15
Class F-1:	Net assets	$110,392	$45,458	$560
	Shares outstanding	7,192	2,709	55
	Net asset value per share	$15.35	$16.78	$10.15
Class F-2:	Net assets	$2,699,279	$642,977	$38,595
	Shares outstanding	175,860	38,321	3,804
	Net asset value per share	$15.35	$16.78	$10.15
Class F-3:	Net assets	$3,524,322	$912,737	$45,879
	Shares outstanding	229,611	54,399	4,522
	Net asset value per share	$15.35	$16.78	$10.15
Class R-6:	Net assets	$1,257,677
	Shares outstanding	81,938	Not applicable	Not applicable
	Net asset value per share	$15.35

Refer to the notes to financial statements.

349	American Funds Tax-Exempt Income Funds

Financial statements (continued)

Statements of operations for the year ended July 31, 2024	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest from unaffiliated issuers	$60,094	$183,391	$827,849

Fees and expenses*:
Investment advisory services	4,185	13,724	48,082
Distribution services	1,716	9,878	31,116
Transfer agent services	671	2,343	10,523
Administrative services	615	1,875	6,973
Reports to shareholders	45	131	461
Registration statement and prospectus	179	221	855
Trustees’ compensation	17	51	244
Auditing and legal	70	99	74
Custodian	5	21	66
Federal, state and local taxes	72	89	— †
Other	15	19	41
Total fees and expenses before waivers/reimbursements	7,590	28,451	98,435
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	—	—	—
Miscellaneous fee reimbursements	197	—	—
Total fees and expenses after waivers/reimbursements	7,393	28,451	98,435
Net investment income	52,701	154,940	729,414

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(6,338)	(43,264)	(112,325)
Futures contracts	(5,208)	(16,968)	(32,111)
	(11,546)	(60,232)	(144,436)

Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	33,469	130,759	539,591
Futures contracts	2,264	8,045	21,482
	35,733	138,804	561,073
Net realized gain (loss) and unrealized appreciation (depreciation)	24,187	78,572	416,637
Net increase (decrease) in net assets resulting from operations	$76,888	$233,512	$1,146,051

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	350

Financial statements (continued)

Statements of operations for the year ended July 31, 2024 (continued)	(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Investment income:
Income:
Interest from unaffiliated issuers	$582,839	$100,743	$9,536

Fees and expenses*:
Investment advisory services	32,347	7,144	698
Distribution services	14,990	3,971	515
Transfer agent services	5,354	995	105
Administrative services	3,494	846	79
Reports to shareholders	290	37	9
Registration statement and prospectus	641	117	91
Trustees’ compensation	75	28	2
Auditing and legal	108	82	66
Custodian	39	6	8
Federal, state and local taxes	— †	— †	— †
Other	215	15	12
Total fees and expenses before waivers/reimbursements	57,553	13,241	1,585
Less waivers/reimbursements of fees and expenses:
Investment advisory services waivers	1,165	13	34
Miscellaneous fee reimbursements	—	—	135
Total fees and expenses after waivers/reimbursements	56,388	13,228	1,416
Net investment income	526,451	87,515	8,120

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(40,788)	(10,395)	(1,322)
Futures contracts	(30,119)	(2,311)	(247)
	(70,907)	(12,706)	(1,569)

Net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	557,511	68,016	5,694
Futures contracts	12,308	2,041	138
	569,819	70,057	5,832
Net realized gain (loss) and unrealized appreciation (depreciation)	498,912	57,351	4,263
Net increase (decrease) in net assets resulting from operations	$1,025,363	$144,866	$12,383

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

351	American Funds Tax-Exempt Income Funds

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Year ended July 31,		Year ended July 31,		Year ended July 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$52,701	$44,983	$154,940	$131,821	$729,414	$629,999
Net realized gain (loss)	(11,546)	(9,231)	(60,232)	(64,688)	(144,436)	(361,233)
Net unrealized appreciation (depreciation)	35,733	(24,155)	138,804	(54,110)	561,073	(262,935)
Net increase (decrease) in net assets resulting from operations	76,888	11,597	233,512	13,023	1,146,051	5,831

Distributions paid or accrued to shareholders	(51,166)	(43,899)	(147,793)	(127,659)	(699,174)	(611,310)

Net capital share transactions	(329,434)	36,944	(1,204,788)	(169,980)	27,125	(1,579,631)

Total increase (decrease) in net assets	(303,712)	4,642	(1,119,069)	(284,616)	474,002	(2,185,110)

Net assets:
Beginning of year	2,209,461	2,204,819	6,660,475	6,945,091	22,965,321	25,150,431
End of year	$1,905,749	$2,209,461	$5,541,406	$6,660,475	$23,439,323	$22,965,321

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
	Year ended July 31,		Year ended July 31,		Year ended July 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income	$526,451	$432,178	$87,515	$73,155	$8,120	$6,784
Net realized gain (loss)	(70,907)	(144,318)	(12,706)	(21,220)	(1,569)	(4,843)
Net unrealized appreciation (depreciation)	569,819	(350,407)	70,057	(43,917)	5,832	(1,210)
Net increase (decrease) in net assets resulting from operations	1,025,363	(62,547)	144,866	8,018	12,383	731

Distributions paid or accrued to shareholders	(479,025)	(395,389)	(83,899)	(69,974)	(7,950)	(6,695)

Net capital share transactions	1,342,062	599,465	254,654	80,529	20,917	(2,201)

Total increase (decrease) in net assets	1,888,400	141,529	315,621	18,573	25,350	(8,165)

Net assets:
Beginning of year	10,991,267	10,849,738	2,744,213	2,725,640	252,172	260,337
End of year	$12,879,667	$10,991,267	$3,059,834	$2,744,213	$277,522	$252,172

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	352

Notes to financial statements

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

353	American Funds Tax-Exempt Income Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share of each share class of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by each fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Income Funds	354

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The funds’ valuation levels as of July 31, 2024 are as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$262,800	$—	$262,800
California	—	186,937	—	186,937
New York	—	137,753	—	137,753
Illinois	—	78,120	—	78,120
Pennsylvania	—	73,962	—	73,962
Alabama	—	71,256	—	71,256
Georgia	—	59,827	—	59,827
Indiana	—	54,469	—	54,469
New Jersey	—	45,992	—	45,992
Florida	—	43,862	—	43,862
Other	—	751,441	—	751,441
Short-term securities	—	143,126	—	143,126
Total	$—	$1,909,545	$—	$1,909,545

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,558	$—	$—	$1,558
Liabilities:
Unrealized depreciation on futures contracts	(1,189)	—	—	(1,189)
Total	$369	$—	$—	$369

Refer to the end of the tables for footnote.

355	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$748,843	$—	$748,843
California	—	418,562	—	418,562
New York	—	370,423	—	370,423
Illinois	—	305,601	—	305,601
Alabama	—	249,972	—	249,972
Pennsylvania	—	248,824	—	248,824
Georgia	—	219,997	—	219,997
Michigan	—	164,991	—	164,991
Florida	—	155,489	—	155,489
Colorado	—	142,963	—	142,963
Other	—	2,157,029	—	2,157,029
Short-term securities	—	372,420	—	372,420
Total	$—	$5,555,114	$—	$5,555,114

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,753	$—	$—	$5,753
Liabilities:
Unrealized depreciation on futures contracts	(4,246)	—	—	(4,246)
Total	$1,507	$—	$—	$1,507

The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$3,016,601	$—	$3,016,601
New York	—	2,690,610	—	2,690,610
Illinois	—	2,359,137	—	2,359,137
California	—	1,368,767	—	1,368,767
Florida	—	997,440	1,790	999,230
Pennsylvania	—	919,799	—	919,799
Michigan	—	704,060	—	704,060
Alabama	—	691,192	—	691,192
Arizona	—	595,612	—	595,612
Georgia	—	574,071	—	574,071
Other	—	8,233,339	—	8,233,339
Short-term securities	—	1,339,582	—	1,339,582
Total	$—	$23,490,210	$1,790	$23,492,000

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14,593	$—	$—	$14,593
Liabilities:
Unrealized depreciation on futures contracts	(13,875)	—	—	(13,875)
Total	$718	$—	$—	$718

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Income Funds	356

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Colorado	$—	$1,208,595	$—	$1,208,595
Illinois	—	917,826	—	917,826
Texas	—	910,430	—	910,430
New York	—	886,834	—	886,834
California	—	768,640	—	768,640
Puerto Rico	—	709,798	—	709,798
Florida	—	588,650	1,814	590,464
Wisconsin	—	553,329	—	553,329
Pennsylvania	—	466,667	—	466,667
Arizona	—	432,319	—	432,319
Other	—	4,388,198	20,713	4,408,911
Short-term securities	—	921,757	—	921,757
Total	$—	$12,753,043	$22,527	$12,775,570

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$7,834	$—	$—	$7,834
Liabilities:
Unrealized depreciation on futures contracts	(2,797)	—	—	(2,797)
Total	$5,037	$—	$—	$5,037

The Tax-Exempt Fund of California

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$2,719,740	$—	$2,719,740
Mortgage-backed obligations	—	1,410	—	1,410
Short-term securities	—	313,554	—	313,554
Total	$—	$3,034,704	$—	$3,034,704

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,935	$—	$—	$1,935
Liabilities:
Unrealized depreciation on futures contracts	(2,486)	—	—	(2,486)
Total	$(551)	$—	$—	$(551)

Refer to the end of the tables for footnote.

357	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$267,931	$—	$267,931
Short-term securities	—	5,800	—	5,800
Total	$—	$273,731	$—	$273,731

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$79	$—	$—	$79
Liabilities:
Unrealized depreciation on futures contracts	(74)	—	—	(74)
Total	$5	$—	$—	$5

*	Futures contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

American Funds Tax-Exempt Income Funds	358

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the funds have greater risk of volatility, and greater risk of loss, from the investments.

Insured municipal bonds – The funds may invest in municipal bonds that are insured generally as to the timely payment of interest and repayment of principal. Insurance that covers a municipal bond does not guarantee the market value of the bond or the prices of the funds’ shares. Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurers. If the credit rating of the insurer were downgraded or withdrawn by rating agencies, this could have an adverse effect upon the credit rating of the insured bond and, therefore, its market value, despite the quality of the underlying issuer.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

359	American Funds Tax-Exempt Income Funds

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund and The Tax-Exempt Bond Fund of America have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds if certain contingencies are met. As of July 31, 2024, the maximum exposure from these unfunded bond commitments for American High-Income Municipal Bond Fund and The Tax-Exempt Bond Fund of America was $20,145,000 and $2,218,000, respectively, which would represent .16% for American High-Income Municipal Bond Fund and .01% for The Tax-Exempt Bond Fund of America of the net assets of each fund should such commitments become due.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):

Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$316,552
Limited Term Tax-Exempt Bond Fund of America	1,121,425
The Tax-Exempt Bond Fund of America	2,362,408
American High-Income Municipal Bond Fund	920,584
The Tax-Exempt Fund of California	354,590
American Funds Tax-Exempt Fund of New York	11,689

American Funds Tax-Exempt Income Funds	360

The following tables identify the location of and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from the funds’ use of futures contracts as of, or for the year ended, July 31, 2024 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,558	Unrealized depreciation*	$1,189

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(5,208)	Net unrealized appreciation (depreciation) on futures contracts	$2,264

Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$5,753	Unrealized depreciation*	$4,246

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(16,968)	Net unrealized appreciation (depreciation) on futures contracts	$8,045

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$14,593	Unrealized depreciation*	$13,875

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(32,111)	Net unrealized appreciation (depreciation) on futures contracts	$21,482

Refer to the end of the tables for footnote.

361	American Funds Tax-Exempt Income Funds

American High-Income Municipal Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$7,834	Unrealized depreciation*	$2,797

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(30,119)	Net unrealized appreciation (depreciation) on futures contracts	$12,308

The Tax-Exempt Fund of California

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,935	Unrealized depreciation*	$2,486

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(2,311)	Net unrealized appreciation (depreciation) on futures contracts	$2,041

American Funds Tax-Exempt Fund of New York

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$79	Unrealized depreciation*	$74

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(247)	Net unrealized appreciation (depreciation) on futures contracts	$138

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund either receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

American Funds Tax-Exempt Income Funds	362

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the year ended July 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Additional tax basis disclosures for each fund as of July 31, 2024, were as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Undistributed ordinary income	$—	$1,179	$11,472	$4,164	$1,091	$—
Undistributed tax-exempt income	384	1,795	7,513	5,623	1,056	86
Capital loss carryforward*	(32,374)	(171,610)	(563,399)	(234,613)	(50,320)	(8,001)
Gross unrealized appreciation on investments	8,797	38,247	252,754	312,601	37,518	3,357
Gross unrealized depreciation on investments	(25,684)	(140,551)	(836,543)	(482,614)	(97,867)	(7,098)
Net unrealized appreciation (depreciation) on investments	(16,887)	(102,304)	(583,789)	(170,013)	(60,349)	(3,741)
Cost of investments	1,926,801	5,658,925	24,076,507	12,950,620	3,094,502	277,477
Reclassification from total accumulated loss to capital paid in on shares of beneficial interest	604	642	4,799	5,747	509	3

*	Each fund’s capital loss carryforwards will be used to offset any capital gains realized by the fund in future years. For Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America, utilization of capital losses may be limited in current and future years due to IRC Section 382. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

363	American Funds Tax-Exempt Income Funds

Distributions paid or accrued by each fund were characterized for tax purposes as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Year ended July 31, 2024					Year ended July 31, 2023
Share class	Tax-exempt income		Ordinary income	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Total distributions paid or accrued
Class A	$27,470		$—	$27,470		$24,106		$—	$24,106
Class T	—	†	—	—	†	—	†	—	—	†
Class F-1	102		—	102		90		—	90
Class F-2	5,542		—	5,542		5,110		—	5,110
Class F-3	13,463		—	13,463		10,015		—	10,015
Class R-6	4,589		—	4,589		4,578		—	4,578
Total	$51,166		$—	$51,166		$43,899		$—	$43,899

Limited Term Tax-Exempt Bond Fund of America

	Year ended July 31, 2024					Year ended July 31, 2023
Share class	Tax-exempt income		Ordinary income	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Total distributions paid or accrued
Class A	$71,391		$—	$71,391		$62,376		$—	$62,376
Class C	195		—	195		168		—	168
Class T	—	†	—	—	†	—	†	—	—	†
Class F-1	731		—	731		726		—	726
Class F-2	19,370		—	19,370		18,237		—	18,237
Class F-3	38,693		—	38,693		30,212		—	30,212
Class R-6	17,413		—	17,413		15,940		—	15,940
Total	$147,793		$—	$147,793		$127,659		$—	$127,659

The Tax-Exempt Bond Fund of America

	Year ended July 31, 2024						Year ended July 31, 2023
Share class	Tax-exempt income		Ordinary income		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Total distributions paid or accrued
Class A	$329,057		$5,235		$334,292		$301,345		$—	$301,345
Class C	3,955		42		3,997		4,495		—	4,495
Class T	—	†	—	†	—	†	—	†	—	—	†
Class F-1	4,295		65		4,360		4,925		—	4,925
Class F-2	162,176		2,586		164,762		132,143		—	132,143
Class F-3	168,010		2,713		170,723		149,439		—	149,439
Class R-6	20,681		359		21,040		18,963		—	18,963
Total	$688,174		$11,000		$699,174		$611,310		$—	$611,310

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Income Funds	364

American High-Income Municipal Bond Fund

	Year ended July 31, 2024						Year ended July 31, 2023
Share class	Tax-exempt income		Ordinary income		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Total distributions paid or accrued
Class A	$189,613		$1,637		$191,250		$177,343		$—	$177,343
Class C	3,583		17		3,600		3,975		—	3,975
Class T	—	†	—	†	—	†	—	†	—	—	†
Class F-1	3,711		31		3,742		3,639		—	3,639
Class F-2	96,911		888		97,799		71,216		—	71,216
Class F-3	131,548		1,319		132,867		95,459		—	95,459
Class R-6	49,297		470		49,767		43,757		—	43,757
Total	$474,663		$4,362		$479,025		$395,389		$—	$395,389

The Tax-Exempt Fund of California

	Year ended July 31, 2024						Year ended July 31, 2023
Share class	Tax-exempt income		Ordinary income		Total distributions paid or accrued		Tax-exempt income		Ordinary income	Total distributions paid or accrued
Class A	$41,000		$438		$41,438		$39,883		$—	$39,883
Class C	528		3		531		602		—	602
Class T	—	†	—	†	—	†	—	†	—	—	†
Class F-1	1,273		14		1,287		1,177		—	1,177
Class F-2	17,653		201		17,854		14,332		—	14,332
Class F-3	22,545		244		22,789		13,980		—	13,980
Total	$82,999		$900		$83,899		$69,974		$—	$69,974

American Funds Tax-Exempt Fund of New York

	Year ended July 31, 2024					Year ended July 31, 2023
Share class	Tax-exempt income		Ordinary income	Total distributions paid or accrued		Tax-exempt income		Ordinary income	Total distributions paid or accrued
Class A	$5,342		$—	$5,342		$4,613		$—	$4,613
Class C	146		—	146		177		—	177
Class T	—	†	—	—	†	—	†	—	—	†
Class F-1	20		—	20		34		—	34
Class F-2	1,085		—	1,085		774		—	774
Class F-3	1,357		—	1,357		1,097		—	1,097
Total	$7,950		$—	$7,950		$6,695		$—	$6,695

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, CCG and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

365	American Funds Tax-Exempt Income Funds

The range of rates, net asset levels, gross income levels and annualized rates of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized rates for the year ended July 31,	Annualized rates for the year ended July 31,
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	2024, before waiver	2024, after waiver

American Funds Short-Term Tax-Exempt Bond Fund	.204%	.175%	$15.0	$15.0	Not applicable				.204%	.204%
Limited Term Tax-Exempt Bond Fund of America	.143	.120	15.0	15.0	3.00%	2.50%	$3,333,333	$3,333,333	.220	.220
The Tax-Exempt Bond Fund of America	.300	.105	.06	28.0	3.00	2.00	3,333,333	8,333,333	.207	.207
American High-Income Municipal Bond Fund	.151	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333	.278	.268
The Tax-Exempt Fund of California	.157	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333	.253	.253
American Funds Tax-Exempt Fund of New York	.157	.130	15.0	15.0	3.00	2.50	3,333,333	3,333,333	.266	.253

Investment advisory services waiver — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended July 31, 2024, total investment advisory services fees waived by CRMC were $1,165,000, $13,000, and $34,000 for American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, and American Funds Tax-Exempt Fund of New York, respectively. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

American Funds Tax-Exempt Income Funds	366

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class of each fund reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of July 31, 2024, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$973
Limited-Term Tax-Exempt Bond Fund of America	1,117
The Tax-Exempt Bond Fund of America	7,619
American High-Income Municipal Bond Fund	—
The Tax-Exempt Fund of California	1,142
American Funds Tax-Exempt Fund of New York	202

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.

For the year ended July 31, 2024, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$1,704	$490		$341
Class T	—	—	*	—	*
Class F-1	12	6		1
Class F-2	Not applicable	164		66
Class F-3	Not applicable	8		154
Class R-6	Not applicable	3		53
Total class-specific expenses	$1,716	$671		$615

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$9,665	$1,410		$966
Class C	129	6		4
Class T	—	—	*	—	*
Class F-1	84	42		10
Class F-2	Not applicable	854		237
Class F-3	Not applicable	21		453
Class R-6	Not applicable	10		205
Total class-specific expenses	$9,878	$2,343		$1,875

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$28,847	$4,409		$3,462
Class C	1,883	74		56
Class T	—	—	*	—	*
Class F-1	386	190		47
Class F-2	Not applicable	5,739		1,604
Class F-3	Not applicable	99		1,607
Class R-6	Not applicable	12		197
Total class-specific expenses	$31,116	$10,523		$6,973

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$13,633	$2,622		$1,452
Class C	1,119	62		34
Class T	—	—	*	—	*
Class F-1	238	117		29
Class F-2	Not applicable	2,486		702
Class F-3	Not applicable	49		929
Class R-6	Not applicable	18		348
Total class-specific expenses	$14,990	$5,354		$3,494

Refer to the end of the tables for footnote.

367	American Funds Tax-Exempt Income Funds

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services	Administrative services
Class A	$3,603	$371	$432
Class C	252	7	8
Class T	—	—	—	*
Class F-1	116	57	14
Class F-2	Not applicable	546	175
Class F-3	Not applicable	14	217
Total class-specific expenses	$3,971	$995	$846

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$448	$64		$54
Class C	65	2		2
Class T	—	—	*	—	*
Class F-1	2	1		—	*
Class F-2	Not applicable	37		10
Class F-3	Not applicable	1		13
Total class-specific expenses	$515	$105		$79

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous fees and expenses exclude investment advisory services fees and distribution services fees. For the year ended July 31, 2024, total fees and expenses reimbursed by CRMC were $197,000 and $135,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. CRMC does not intend to recoup these reimbursements. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in each fund’s prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$10	$7	$17
Limited Term Tax-Exempt Bond Fund of America	31	20	51
The Tax-Exempt Bond Fund of America	102	142	244
American High-Income Municipal Bond Fund	48	27	75
The Tax-Exempt Fund of California	12	16	28
American Funds Tax-Exempt Fund of New York	1	1	2

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain (loss) from such sales, if any, as of July 31, 2024 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
American Funds Short-Term Tax-Exempt Bond Fund	$854	$4,317	$41
Limited Term Tax-Exempt Bond Fund of America	66	347,989	(10,127)
The Tax-Exempt Bond Fund of America	9,315	684,374	(13,921)
American High-Income Municipal Bond Fund	1,142	—	—

American Funds Tax-Exempt Income Funds	368

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the year ended July 31, 2024.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended July 31, 2024.

9. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Issued in connection with the merger of Capital Group Short-Term Municipal Fund		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2024

Class A	$309,248	31,523			$27,123	2,758	$(484,731)	(49,360)	$(148,360)	(15,079)
Class T	—	—			—	—	—	—	—	—
Class F-1	1,439	148			102	10	(3,637)	(369)	(2,096)	(211)
Class F-2	58,509	5,955			5,265	536	(121,714)	(12,379)	(57,940)	(5,888)
Class F-3	211,916	21,567			13,460	1,368	(261,879)	(26,663)	(36,503)	(3,728)
Class R-6	3,935	400			4,590	467	(93,060)	(9,446)	(84,535)	(8,579)
Total net increase (decrease)	$585,047	59,593			$50,540	5,139	$(965,021)	(98,217)	$(329,434)	(33,485)

Year ended July 31, 2023

Class A	$720,300	73,475	$—	—	$23,799	2,424	$(825,866)	(84,092)	$(81,767)	(8,193)
Class T	—	—	—	—	—	—	—	—	—	—
Class F-1	2,658	270	—	—	89	9	(3,214)	(328)	(467)	(49)
Class F-2	113,187	11,527	—	—	4,897	499	(155,439)	(15,849)	(37,355)	(3,823)
Class F-3	396,380	40,091	66,859	6,869	10,012	1,020	(270,825)	(27,540)	202,426	20,440
Class R-6	14,111	1,439	—	—	4,575	466	(64,579)	(6,575)	(45,893)	(4,670)
Total net increase (decrease)	$1,246,636	126,802	$66,859	6,869	$43,372	4,418	$(1,319,923)	(134,384)	$36,944	3,705

Refer to the end of the tables for footnote.

369	American Funds Tax-Exempt Income Funds

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Issued in connection with the merger of Capital Group Core Municipal Fund		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2024

Class A	$582,804	38,639			$69,505	4,597	$(1,027,662)	(68,101)	$(375,353)	(24,865)
Class C	2,132	142			194	13	(5,815)	(386)	(3,489)	(231)
Class T	—	—			—	—	—	—	—	—
Class F-1	2,635	175			718	47	(13,867)	(917)	(10,514)	(695)
Class F-2	219,107	14,520			18,154	1,201	(463,791)	(30,694)	(226,530)	(14,973)
Class F-3	500,723	33,014			38,472	2,544	(532,412)	(35,302)	6,783	256
Class R-6	48,402	3,174			16,939	1,122	(661,026)	(43,453)	(595,685)	(39,157)
Total net increase (decrease)	$1,355,803	89,664			$143,982	9,524	$(2,704,573)	(178,853)	$(1,204,788)	(79,665)

Year ended July 31, 2023

Class A	$1,261,604	84,074	$—	—	$60,708	4,035	$(1,798,400)	(119,605)	$(476,088)	(31,496)
Class C	8,633	575	—	—	166	11	(10,732)	(712)	(1,933)	(126)
Class T	—	—	—	—	—	—	—	—	—	—
Class F-1	6,366	423	—	—	712	47	(21,450)	(1,429)	(14,372)	(959)
Class F-2	510,251	33,999	—	—	16,922	1,125	(644,415)	(42,847)	(117,242)	(7,723)
Class F-3	782,188	50,101	382,221	25,809	30,033	1,996	(679,591)	(45,285)	514,851	32,621
Class R-6	31,754	2,111	—	—	15,942	1,060	(122,892)	(8,186)	(75,196)	(5,015)
Total net increase (decrease)	$2,600,796	171,283	$382,221	25,809	$124,483	8,274	$(3,277,480)	(218,064)	$(169,980)	(12,698)

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2024

Class A	$2,069,269	169,462	$321,940	26,384	$(2,470,663)	(203,320)	$(79,454)	(7,474)
Class C	18,400	1,507	3,921	322	(78,764)	(6,470)	(56,443)	(4,641)
Class T	—	—	—	—	—	—	—	—
Class F-1	29,228	2,389	4,248	348	(69,498)	(5,732)	(36,022)	(2,995)
Class F-2	2,425,668	199,329	154,808	12,683	(2,299,761)	(189,844)	280,715	22,168
Class F-3	2,349,830	192,630	166,675	13,653	(1,911,126)	(157,893)	605,379	48,390
Class R-6	49,214	3,992	20,175	1,656	(756,439)	(60,994)	(687,050)	(55,346)
Total net increase (decrease)	$6,941,609	569,309	$671,767	55,046	$(7,586,251)	(624,253)	$27,125	102

Year ended July 31, 2023

Class A	$2,755,375	227,590	$289,595	23,972	$(3,765,301)	(312,412)	$(720,331)	(60,850)
Class C	29,208	2,411	4,395	364	(98,178)	(8,106)	(64,575)	(5,331)
Class T	—	—	—	—	—	—	—	—
Class F-1	49,087	4,059	4,782	396	(90,657)	(7,525)	(36,788)	(3,070)
Class F-2	3,005,617	248,645	124,381	10,294	(2,917,136)	(243,137)	212,862	15,802
Class F-3	2,483,550	205,616	145,945	12,089	(3,597,778)	(300,230)	(968,283)	(82,525)
Class R-6	9,727	793	18,963	1,570	(31,206)	(2,628)	(2,516)	(265)
Total net increase (decrease)	$8,332,564	689,114	$588,061	48,685	$(10,500,256)	(874,038)	$(1,579,631)	(136,239)

Refer to the end of the tables for footnote.

American Funds Tax-Exempt Income Funds	370

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2024

Class A	$1,015,425	68,852	$183,891	12,471	$(1,081,891)	(74,110)	$117,425	7,213
Class C	16,010	1,082	3,511	238	(42,260)	(2,875)	(22,739)	(1,555)
Class T	—	—	—	—	—	—	—	—
Class F-1	46,368	3,134	3,692	250	(40,647)	(2,780)	9,413	604
Class F-2	1,193,102	81,289	90,767	6,145	(824,072)	(56,729)	459,797	30,705
Class F-3	1,724,079	117,722	128,465	8,694	(1,142,351)	(77,687)	710,193	48,729
Class R-6	56,827	3,782	49,766	3,374	(38,620)	(2,674)	67,973	4,482
Total net increase (decrease)	$4,051,811	275,861	$460,092	31,172	$(3,169,841)	(216,855)	$1,342,062	90,178

Year ended July 31, 2023

Class A	$1,119,948	76,786	$170,199	11,726	$(1,564,525)	(108,101)	$(274,378)	(19,589)
Class C	17,381	1,190	3,880	268	(51,298)	(3,526)	(30,037)	(2,068)
Class T	—	—	—	—	—	—	—	—
Class F-1	54,697	3,765	3,591	247	(57,729)	(3,972)	559	40
Class F-2	1,311,367	90,081	64,500	4,440	(953,636)	(65,968)	422,231	28,553
Class F-3	1,574,944	108,320	93,160	6,413	(1,221,887)	(84,334)	446,217	30,399
Class R-6	25,906	1,754	43,761	3,014	(34,794)	(2,414)	34,873	2,354
Total net increase (decrease)	$4,104,243	281,896	$379,091	26,108	$(3,883,869)	(268,315)	$599,465	39,689

The Tax-Exempt Fund of California

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2024

Class A	$238,948	14,541	$38,156	2,327	$(392,569)	(24,102)	$(115,465)	(7,234)
Class C	2,447	150	526	32	(10,059)	(615)	(7,086)	(433)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,985	487	1,269	77	(13,285)	(812)	(4,031)	(248)
Class F-2	328,714	20,137	16,665	1,015	(271,266)	(16,885)	74,113	4,267
Class F-3	531,330	32,310	22,721	1,383	(246,928)	(15,295)	307,123	18,398
Total net increase (decrease)	$1,109,424	67,625	$79,337	4,834	$(934,107)	(57,709)	$254,654	14,750

Year ended July 31, 2023

Class A	$362,058	22,194	$36,551	2,253	$(516,830)	(31,943)	$(118,221)	(7,496)
Class C	3,844	234	594	37	(13,459)	(826)	(9,021)	(555)
Class T	—	—	—	—	—	—	—	—
Class F-1	13,600	836	1,147	71	(15,035)	(930)	(288)	(23)
Class F-2	319,107	19,852	12,783	786	(291,991)	(18,160)	39,899	2,478
Class F-3	366,886	22,522	13,927	857	(212,653)	(13,194)	168,160	10,185
Total net increase (decrease)	$1,065,495	65,638	$65,002	4,004	$(1,049,968)	(65,053)	$80,529	4,589

Refer to the end of the tables for footnote.

371	American Funds Tax-Exempt Income Funds

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended July 31, 2024

Class A	$38,150	3,830	$5,158	519	$(35,660)	(3,610)	$7,648	739
Class C	376	37	136	14	(2,822)	(285)	(2,310)	(234)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,968	392	19	2	(4,239)	(420)	(252)	(26)
Class F-2	19,105	1,941	1,084	109	(10,066)	(1,016)	10,123	1,034
Class F-3	18,550	1,860	1,353	136	(14,195)	(1,446)	5,708	550
Total net increase (decrease)	$80,149	8,060	$7,750	780	$(66,982)	(6,777)	$20,917	2,063

Year ended July 31, 2023

Class A	$49,823	5,057	$4,466	453	$(55,830)	(5,686)	$(1,541)	(176)
Class C	920	94	166	17	(3,203)	(323)	(2,117)	(212)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,491	146	33	4	(2,142)	(211)	(618)	(61)
Class F-2	15,814	1,606	773	78	(15,586)	(1,592)	1,001	92
Class F-3	13,550	1,370	1,096	111	(13,572)	(1,381)	1,074	100
Total net increase (decrease)	$81,598	8,273	$6,534	663	$(90,333)	(9,193)	$(2,201)	(257)

*	Includes exchanges between share classes of the fund.

11. Investment transactions

Each fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the year ended July 31, 2024, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$808,699	$1,173,319
Limited Term Tax-Exempt Bond Fund of America	1,935,212	3,242,217
The Tax-Exempt Bond Fund of America	6,833,099	5,645,984
American High-Income Municipal Bond Fund	4,363,261	3,119,428
The Tax-Exempt Fund of California	814,712	578,747
American Funds Tax-Exempt Fund of New York	79,632	48,520

American Funds Tax-Exempt Income Funds	372

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$9.81	$.25	$.12	$.37	$(.24)	$—	$(.24)	$9.94	3.81%	$1,085		.45%		.44%		2.49%
7/31/2023	9.95	.18	(.14)	.04	(.18)	—	(.18)	9.81	.40	1,218		.45		.43		1.86
7/31/2022	10.33	.06	(.36)	(.30)	(.06)	(.02)	(.08)	9.95	(2.91)	1,318		.53		.53		.58
7/31/2021	10.37	.07	(.01)	.06	(.07)	(.03)	(.10)	10.33	.56	1,161		.57		.57		.68
7/31/2020	10.19	.13	.18	.31	(.13)	—	(.13)	10.37	3.07	938		.58		.58		1.27
Class T:
7/31/2024	9.81	.26	.12	.38	(.25)	—	(.25)	9.94	3.97 [4]	—	[5]	.28	[4]	.27	[4]	2.66	[4]
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58 [4]	—	[5]	.26	[4]	.25	[4]	2.04	[4]
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.75)[4]	—	[5]	.38	[4]	.38	[4]	.72	[4]
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.72 [4]	—	[5]	.42	[4]	.42	[4]	.84	[4]
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.22 [4]	—	[5]	.43	[4]	.42	[4]	1.43	[4]
Class F-1:
7/31/2024	9.81	.23	.12	.35	(.22)	—	(.22)	9.94	3.60	3		.64		.63		2.29
7/31/2023	9.95	.16	(.14)	.02	(.16)	—	(.16)	9.81	.21	5		.63		.61		1.68
7/31/2022	10.33	.04	(.36)	(.32)	(.04)	(.02)	(.06)	9.95	(3.09)	6		.73		.73		.36
7/31/2021	10.37	.05	(.01)	.04	(.05)	(.03)	(.08)	10.33	.37	9		.76		.76		.51
7/31/2020	10.19	.11	.18	.29	(.11)	—	(.11)	10.37	2.87	9		.77		.76		1.08
Class F-2:
7/31/2024	9.81	.26	.12	.38	(.25)	—	(.25)	9.94	3.93	196		.33		.32		2.61
7/31/2023	9.95	.19	(.14)	.05	(.19)	—	(.19)	9.81	.51	251		.34		.32		1.96
7/31/2022	10.33	.07	(.36)	(.29)	(.07)	(.02)	(.09)	9.95	(2.79)	293		.42		.42		.68
7/31/2021	10.37	.08	(.01)	.07	(.08)	(.03)	(.11)	10.33	.68	290		.45		.45		.80
7/31/2020	10.19	.14	.18	.32	(.14)	—	(.14)	10.37	3.19	218		.46		.45		1.40

Refer to the end of the table for footnotes.

373	American Funds Tax-Exempt Income Funds

Financial highlights (continued)

American Funds Short-Term Tax-Exempt Bond Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments	Ratio of expenses to average net assets after reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]
Class F-3:
7/31/2024	$9.81	$.27	$.12	$.39	$(.26)	$—	$(.26)	$9.94	4.00%	$501	.25%	.25%	2.69%
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58	531	.26	.25	2.07
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	335	.33	.33	.85
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75	107	.39	.38	.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.25	74	.40	.39	1.44
Class R-6:
7/31/2024	9.81	.27	.12	.39	(.26)	—	(.26)	9.94	4.00	121	.26	.25	2.68
7/31/2023	9.95	.20	(.14)	.06	(.20)	—	(.20)	9.81	.58	204	.26	.25	2.03
7/31/2022	10.33	.08	(.36)	(.28)	(.08)	(.02)	(.10)	9.95	(2.72)	253	.35	.35	.75
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75	229	.39	.38	.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.26	162	.39	.39	1.46

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	42%	53%[6]	53%	49%	65%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Short-Term Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 60% without the adjustment.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	374

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waiver		Ratio of expenses to average net assets after waiver[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$15.08	$.35	$.22	$.57	$(.34)	$—	$(.34)	$15.31	3.80%	$3,102		.60%		.60%		2.33%
7/31/2023	15.29	.26	(.21)	.05	(.26)	—	(.26)	15.08	.31	3,431		.59		.58		1.75
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.46)	3,959		.57		.57		.85
7/31/2021	16.23	.16	.08	.24	(.16)	(.09)	(.25)	16.22	1.50	4,273		.58		.58		.98
7/31/2020	15.93	.25	.36	.61	(.26)	(.05)	(.31)	16.23	3.88	3,539		.60		.60		1.58
Class C:
7/31/2024	15.08	.24	.22	.46	(.23)	—	(.23)	15.31	3.08	11		1.30		1.30		1.63
7/31/2023	15.29	.15	(.21)	(.06)	(.15)	—	(.15)	15.08	(.39)	15		1.29		1.28		1.05
7/31/2022	16.22	.02	(.85)	(.83)	(.02)	(.08)	(.10)	15.29	(5.13)	17		1.27		1.27		.15
7/31/2021	16.23	.04	.08	.12	(.04)	(.09)	(.13)	16.22	.78	18		1.28		1.28		.28
7/31/2020	15.93	.13	.36	.49	(.14)	(.05)	(.19)	16.23	3.16	16		1.30		1.30		.89
Class T:
7/31/2024	15.08	.39	.22	.61	(.38)	—	(.38)	15.31	4.12 [4]	—	[5]	.30	[4]	.30	[4]	2.64	[4]
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65 [4]	—	[5]	.26	[4]	.25	[4]	2.09	[4]
7/31/2022	16.22	.18	(.85)	(.67)	(.18)	(.08)	(.26)	15.29	(4.18)[4]	—	[5]	.27	[4]	.27	[4]	1.15	[4]
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.80 [4]	—	[5]	.28	[4]	.28	[4]	1.29	[4]
7/31/2020	15.93	.29	.36	.65	(.30)	(.05)	(.35)	16.23	4.18 [4]	—	[5]	.30	[4]	.30	[4]	1.89	[4]
Class F-1:
7/31/2024	15.08	.34	.22	.56	(.33)	—	(.33)	15.31	3.77	29		.64		.64		2.29
7/31/2023	15.29	.25	(.21)	.04	(.25)	—	(.25)	15.08	.28	39		.62		.62		1.70
7/31/2022	16.22	.13	(.85)	(.72)	(.13)	(.08)	(.21)	15.29	(4.50)	54		.61		.61		.79
7/31/2021	16.23	.15	.08	.23	(.15)	(.09)	(.24)	16.22	1.46	86		.61		.61		.97
7/31/2020	15.93	.24	.36	.60	(.25)	(.05)	(.30)	16.23	3.85	97		.62		.62		1.54

Refer to the end of the table for footnotes.

375	American Funds Tax-Exempt Income Funds

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waiver	Ratio of expenses to average net assets after waiver[3]	Ratio of net income (loss) to average net assets[3]
Class F-2:
7/31/2024	$15.08	$.38	$.22	$.60	$(.37)	$—	$(.37)	$15.31	4.04%	$676	.37%	.37%	2.56%
7/31/2023	15.29	.29	(.21)	.08	(.29)	—	(.29)	15.08	.55	891	.35	.35	1.98
7/31/2022	16.22	.17	(.85)	(.68)	(.17)	(.08)	(.25)	15.29	(4.24)	1,022	.34	.34	1.08
7/31/2021	16.23	.20	.08	.28	(.20)	(.09)	(.29)	16.22	1.74	1,185	.34	.34	1.21
7/31/2020	15.93	.28	.36	.64	(.29)	(.05)	(.34)	16.23	4.12	777	.36	.36	1.81
Class F-3:
7/31/2024	15.08	.40	.22	.62	(.39)	—	(.39)	15.31	4.16	1,559	.26	.26	2.68
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65	1,532	.25	.24	2.11
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	1,054	.23	.23	1.19
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	1,042	.24	.24	1.27
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	422	.26	.26	1.91
Class R-6:
7/31/2024	15.08	.40	.22	.62	(.39)	—	(.39)	15.31	4.16	164	.26	.26	2.67
7/31/2023	15.29	.31	(.21)	.10	(.31)	—	(.31)	15.08	.65	752	.25	.24	2.09
7/31/2022	16.22	.19	(.85)	(.66)	(.19)	(.08)	(.27)	15.29	(4.14)	839	.23	.23	1.19
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	961	.24	.24	1.31
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	692	.26	.26	1.88

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	33%	39%[6]	47%	43%	56%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During one of the years shown, CRMC waived a portion of investment advisory services fees.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.
[6]	The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the Capital Group Core Municipal Fund on September 23, 2022. The portfolio turnover rate would have been 45% without the adjustment.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	376

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Class A:
7/31/2024	$12.20	$.37	$.23	$.60	$(.35)	$—	$(.35)	$12.45	5.04%	$11,790		.53%		3.03%
7/31/2023	12.46	.32	(.27)	.05	(.31)	—	(.31)	12.20	.48	11,644		.53		2.66
7/31/2022	13.78	.26	(1.25)	(.99)	(.26)	(.07)	(.33)	12.46	(7.28)	12,649		.50		2.01
7/31/2021	13.54	.28	.26	.54	(.28)	(.02)	(.30)	13.78	4.06	14,558		.51		2.07
7/31/2020	13.29	.33	.25	.58	(.33)	—	(.33)	13.54	4.40	12,623		.52		2.46
Class C:
7/31/2024	12.20	.28	.23	.51	(.26)	—	(.26)	12.45	4.24	165		1.28		2.28
7/31/2023	12.46	.23	(.27)	(.04)	(.22)	—	(.22)	12.20	(.27)	218		1.28		1.90
7/31/2022	13.78	.16	(1.25)	(1.09)	(.16)	(.07)	(.23)	12.46	(7.97)	289		1.25		1.25
7/31/2021	13.54	.18	.26	.44	(.18)	(.02)	(.20)	13.78	3.28	370		1.26		1.33
7/31/2020	13.29	.23	.25	.48	(.23)	—	(.23)	13.54	3.64	376		1.26		1.73
Class T:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.32 [3]	—	[4]	.27	[3]	3.29	[3]
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76 [3]	—	[4]	.24	[3]	2.95	[3]
7/31/2022	13.78	.29	(1.25)	(.96)	(.29)	(.07)	(.36)	12.46	(7.05)[3]	—	[4]	.25	[3]	2.25	[3]
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.32 [3]	—	[4]	.26	[3]	2.31	[3]
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.65 [3]	—	[4]	.27	[3]	2.70	[3]
Class F-1:
7/31/2024	12.20	.36	.23	.59	(.34)	—	(.34)	12.45	4.96	152		.62		2.95
7/31/2023	12.46	.31	(.27)	.04	(.30)	—	(.30)	12.20	.40	185		.61		2.58
7/31/2022	13.78	.25	(1.25)	(1.00)	(.25)	(.07)	(.32)	12.46	(7.35)	227		.59		1.92
7/31/2021	13.54	.27	.26	.53	(.27)	(.02)	(.29)	13.78	3.97	270		.59		2.00
7/31/2020	13.29	.32	.25	.57	(.32)	—	(.32)	13.54	4.31	313		.60		2.39

Refer to the end of the table for footnotes.

377	American Funds Tax-Exempt Income Funds

Financial highlights (continued)

The Tax-Exempt Bond Fund of America (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Class F-2:
7/31/2024	$12.20	$.40	$.23	$.63	$(.38)	$—	$(.38)	$12.45	5.24%	$5,516		.35%	3.21%
7/31/2023	12.46	.34	(.27)	.07	(.33)	—	(.33)	12.20	.66	5,135		.35	2.84
7/31/2022	13.78	.28	(1.25)	(.97)	(.28)	(.07)	(.35)	12.46	(7.11)	5,047		.33	2.18
7/31/2021	13.54	.31	.26	.57	(.31)	(.02)	(.33)	13.78	4.24	5,469		.33	2.24
7/31/2020	13.29	.35	.25	.60	(.35)	—	(.35)	13.54	4.59	3,814		.34	2.63
Class F-3:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.35	5,816		.25	3.32
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76	5,108		.24	2.94
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	6,245		.22	2.29
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	6,718		.23	2.36
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	7,950		.24	2.74
Class R-6:
7/31/2024	12.20	.41	.23	.64	(.39)	—	(.39)	12.45	5.35	—	[4]	.25	3.32
7/31/2023	12.46	.36	(.27)	.09	(.35)	—	(.35)	12.20	.76	675		.24	2.95
7/31/2022	13.78	.30	(1.25)	(.95)	(.30)	(.07)	(.37)	12.46	(7.01)	693		.22	2.30
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	638		.23	2.35
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	473		.24	2.76

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	26%	23%	29%	21%	24%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	378

Financial highlights (continued)

American High-Income Municipal Bond Fund

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$14.68	$.64	$.61	$1.25	$(.58)	$—	$(.58)	$15.35	8.77%	$5,182		.66%		.65%		4.36%
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.49)	4,849		.65		.64		3.98
7/31/2022	17.20	.48	(1.79)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.78)	5,354		.63		.63		2.95
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.52	5,875		.65		.65		2.91
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.68	4,871		.68		.68		3.63
Class C:
7/31/2024	14.68	.53	.61	1.14	(.47)	—	(.47)	15.35	7.97	106		1.38		1.37		3.65
7/31/2023	15.30	.48	(.67)	(.19)	(.43)	—	(.43)	14.68	(1.21)	124		1.37		1.36		3.26
7/31/2022	17.20	.36	(1.78)	(1.42)	(.35)	(.13)	(.48)	15.30	(8.43)	161		1.33		1.33		2.23
7/31/2021	16.20	.36	1.04	1.40	(.37)	(.03)	(.40)	17.20	8.76	209		1.35		1.35		2.22
7/31/2020	16.33	.48	(.17)	.31	(.43)	(.01)	(.44)	16.20	1.97	203		1.38		1.38		2.93
Class T:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.09 [4]	—	[5]	.37	[4]	.36	[4]	4.65	[4]
7/31/2023	15.30	.62	(.67)	(.05)	(.57)	—	(.57)	14.68	(.21)[4]	—	[5]	.37	[4]	.36	[4]	4.26	[4]
7/31/2022	17.20	.53	(1.79)	(1.26)	(.51)	(.13)	(.64)	15.30	(7.51)[4]	—	[5]	.33	[4]	.33	[4]	3.25	[4]
7/31/2021	16.20	.53	1.04	1.57	(.54)	(.03)	(.57)	17.20	9.84 [4]	—	[5]	.35	[4]	.35	[4]	3.21	[4]
7/31/2020	16.33	.64	(.17)	.47	(.59)	(.01)	(.60)	16.20	2.99 [4]	—	[5]	.38	[4]	.38	[4]	3.92	[4]
Class F-1:
7/31/2024	14.68	.64	.61	1.25	(.58)	—	(.58)	15.35	8.73	111		.69		.68		4.32
7/31/2023	15.30	.58	(.67)	(.09)	(.53)	—	(.53)	14.68	(.52)	97		.68		.67		3.95
7/31/2022	17.20	.47	(1.78)	(1.31)	(.46)	(.13)	(.59)	15.30	(7.81)	100		.66		.66		2.91
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.50	125		.68		.68		2.90
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.66	146		.70		.70		3.60

Refer to the end of the table for footnotes.

379	American Funds Tax-Exempt Income Funds

Financial highlights (continued)

American High-Income Municipal Bond Fund (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[3]	Ratio of net income (loss) to average net assets[3]
Class F-2:
7/31/2024	$14.68	$.68	$.61	$1.29	$(.62)	$—	$(.62)	$15.35	9.03%	$2,699	.43%	.42%	4.58%
7/31/2023	15.30	.61	(.67)	(.06)	(.56)	—	(.56)	14.68	(.26)	2,130	.42	.41	4.22
7/31/2022	17.20	.52	(1.79)	(1.27)	(.50)	(.13)	(.63)	15.30	(7.57)	1,784	.39	.39	3.20
7/31/2021	16.20	.52	1.04	1.56	(.53)	(.03)	(.56)	17.20	9.78	1,773	.41	.41	3.13
7/31/2020	16.33	.63	(.17)	.46	(.58)	(.01)	(.59)	16.20	2.93	1,186	.44	.44	3.86
Class F-3:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.14	3,524	.32	.31	4.69
7/31/2023	15.30	.63	(.67)	(.04)	(.58)	—	(.58)	14.68	(.15)	2,654	.31	.30	4.32
7/31/2022	17.20	.54	(1.79)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	2,302	.29	.29	3.32
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,914	.31	.31	3.22
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	1,085	.33	.33	3.97
Class R-6:
7/31/2024	14.68	.69	.61	1.30	(.63)	—	(.63)	15.35	9.14	1,258	.32	.31	4.70
7/31/2023	15.30	.63	(.67)	(.04)	(.58)	—	(.58)	14.68	(.15)	1,137	.31	.31	4.32
7/31/2022	17.20	.53	(1.78)	(1.25)	(.52)	(.13)	(.65)	15.30	(7.47)	1,149	.29	.29	3.31
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,066	.31	.31	3.25
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	794	.33	.33	3.98

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	29%	26%	35%	24%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees.
[4]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[5]	Amount less than $1 million.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	380

Financial highlights (continued)

The Tax-Exempt Fund of California

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets
Class A:
7/31/2024	$16.37	$.49	$.39	$.88	$(.47)	$—	$(.47)	$16.78	5.49%	$1,436		.57%		3.00%
7/31/2023	16.72	.44	(.37)	.07	(.42)	—	(.42)	16.37	.49	1,520		.56		2.71
7/31/2022	18.54	.37	(1.75)	(1.38)	(.37)	(.07)	(.44)	16.72	(7.57)	1,677		.57		2.10
7/31/2021	18.29	.38	.32	.70	(.38)	(.07)	(.45)	18.54	3.92	2,033		.58		2.10
7/31/2020	18.08	.43	.30	.73	(.43)	(.09)	(.52)	18.29	4.14	1,941		.61		2.40
Class C:
7/31/2024	16.37	.37	.39	.76	(.35)	—	(.35)	16.78	4.68	22		1.32		2.25
7/31/2023	16.72	.32	(.37)	(.05)	(.30)	—	(.30)	16.37	(.27)	29		1.31		1.96
7/31/2022	18.54	.24	(1.75)	(1.51)	(.24)	(.07)	(.31)	16.72	(8.26)	39		1.32		1.34
7/31/2021	18.29	.25	.32	.57	(.25)	(.07)	(.32)	18.54	3.14	54		1.33		1.35
7/31/2020	18.08	.30	.30	.60	(.30)	(.09)	(.39)	18.29	3.36	60		1.36		1.65
Class T:
7/31/2024	16.37	.54	.39	.93	(.52)	—	(.52)	16.78	5.80 [3]	—	[4]	.29	[3]	3.29	[3]
7/31/2023	16.72	.49	(.37)	.12	(.47)	—	(.47)	16.37	.76 [3]	—	[4]	.29	[3]	2.99	[3]
7/31/2022	18.54	.41	(1.75)	(1.34)	(.41)	(.07)	(.48)	16.72	(7.35)[3]	—	[4]	.32	[3]	2.34	[3]
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.17 [3]	—	[4]	.34	[3]	2.33	[3]
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.38 [3]	—	[4]	.37	[3]	2.62	[3]
Class F-1:
7/31/2024	16.37	.48	.39	.87	(.46)	—	(.46)	16.78	5.39	46		.67		2.91
7/31/2023	16.72	.43	(.37)	.06	(.41)	—	(.41)	16.37	.40	48		.65		2.63
7/31/2022	18.54	.35	(1.75)	(1.40)	(.35)	(.07)	(.42)	16.72	(7.66)	50		.66		2.00
7/31/2021	18.29	.37	.32	.69	(.37)	(.07)	(.44)	18.54	3.82	64		.67		2.01
7/31/2020	18.08	.42	.30	.72	(.42)	(.09)	(.51)	18.29	4.05	71		.70		2.31

Refer to the end of the table for footnotes.

381	American Funds Tax-Exempt Income Funds

Financial highlights (continued)

The Tax-Exempt Fund of California (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Class F-2:
7/31/2024	$16.37	$.52	$.39	$.91	$(.50)	$—	$(.50)	$16.78	5.69%	$643	.39%	3.19%
7/31/2023	16.72	.47	(.37)	.10	(.45)	—	(.45)	16.37	.67	558	.38	2.90
7/31/2022	18.54	.40	(1.75)	(1.35)	(.40)	(.07)	(.47)	16.72	(7.41)	528	.39	2.27
7/31/2021	18.29	.42	.32	.74	(.42)	(.07)	(.49)	18.54	4.10	634	.40	2.27
7/31/2020	18.08	.47	.30	.77	(.47)	(.09)	(.56)	18.29	4.33	547	.42	2.58
Class F-3:
7/31/2024	16.37	.54	.39	.93	(.52)	—	(.52)	16.78	5.79	913	.29	3.28
7/31/2023	16.72	.49	(.37)	.12	(.47)	—	(.47)	16.37	.76	589	.29	2.99
7/31/2022	18.54	.42	(1.75)	(1.33)	(.42)	(.07)	(.49)	16.72	(7.32)	432	.30	2.37
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.20	440	.31	2.36
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.42	320	.33	2.67

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	23%	23%	27%	17%	26%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[4]	Amount less than $1 million.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	382

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		Income (loss) from investment operations[1]			Dividends and distributions									Ratio of expenses to average net assets before waivers/ reimburse- ments		Ratio of expenses to average net assets after waivers/ reimburse- ments[3]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)						Ratio of net income (loss) to average net assets[3]
Class A:
7/31/2024	$9.97	$.30	$.18	$.48	$(.30)	$—		$(.30)	$10.15	4.88%		$187		.65%		.59%		3.05%
7/31/2023	10.19	.27	(.22)	.05	(.27)	—		(.27)	9.97	.51		176		.65		.59		2.72
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)		(.31)	10.19	(8.42)		182		.65		.61		2.12
7/31/2021	11.10	.24	.35	.59	(.24)	—	[4]	(.24)	11.45	5.46		208		.67		.62		2.19
7/31/2020	11.02	.27	.07	.34	(.26)	—		(.26)	11.10	3.18		220		.67		.62		2.43
Class C:
7/31/2024	9.97	.22	.18	.40	(.22)	—		(.22)	10.15	4.10		6		1.41		1.34		2.29
7/31/2023	10.19	.19	(.22)	(.03)	(.19)	—		(.19)	9.97	(.25)		8		1.41		1.34		1.96
7/31/2022	11.45	.15	(1.18)	(1.03)	(.15)	(.08)		(.23)	10.19	(9.11)		10		1.40		1.36		1.37
7/31/2021	11.10	.16	.35	.51	(.16)	—	[4]	(.16)	11.45	4.67		11		1.42		1.37		1.43
7/31/2020	11.02	.19	.07	.26	(.18)	—		(.18)	11.10	2.41		10		1.42		1.37		1.68
Class T:
7/31/2024	9.97	.32	.18	.50	(.32)	—		(.32)	10.15	5.17	[5]	—	[6]	.38	[5]	.31	[5]	3.32	[5]
7/31/2023	10.19	.29	(.22)	.07	(.29)	—		(.29)	9.97	.80	[5]	—	[6]	.37	[5]	.30	[5]	3.01	[5]
7/31/2022	11.45	.25	(1.18)	(.93)	(.25)	(.08)		(.33)	10.19	(8.20)[5]		—	[6]	.40	[5]	.36	[5]	2.37	[5]
7/31/2021	11.10	.27	.35	.62	(.27)	—	[4]	(.27)	11.45	5.72	[5]	—	[6]	.42	[5]	.37	[5]	2.43	[5]
7/31/2020	11.02	.30	.07	.37	(.29)	—		(.29)	11.10	3.42	[5]	—	[6]	.42	[5]	.38	[5]	2.66	[5]
Class F-1:
7/31/2024	9.97	.29	.18	.47	(.29)	—		(.29)	10.15	4.77		1		.77		.70		2.93
7/31/2023	10.19	.26	(.22)	.04	(.26)	—		(.26)	9.97	.45		1		.71		.64		2.66
7/31/2022	11.45	.23	(1.18)	(.95)	(.23)	(.08)		(.31)	10.19	(8.43)		1		.66		.62		2.10
7/31/2021	11.10	.24	.35	.59	(.24)	—	[4]	(.24)	11.45	5.44	[5]	3		.69	[5]	.63	[5]	2.16	[5]
7/31/2020	11.02	.27	.07	.34	(.26)	—		(.26)	11.10	3.16	[5]	2		.68	[5]	.64	[5]	2.41	[5]

Refer to the end of the table for footnotes.

383	American Funds Tax-Exempt Income Funds

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York (continued)

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to average net assets before waivers/ reimburse- ments	Ratio of expenses to average net assets after waivers/ reimburse- ments[3]
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)			Ratio of net income (loss) to average net assets[3]
Class F-2:
7/31/2024	$9.97	$.31	$.18	$.49	$(.31)	$—		$(.31)	$10.15	5.07%	$38	.47%	.41%	3.22%
7/31/2023	10.19	.28	(.22)	.06	(.28)	—		(.28)	9.97	.69	28	.47	.41	2.90
7/31/2022	11.45	.25	(1.18)	(.93)	(.25)	(.08)		(.33)	10.19	(8.26)	27	.48	.43	2.30
7/31/2021	11.10	.26	.35	.61	(.26)	—	[4]	(.26)	11.45	5.65	31	.49	.44	2.36
7/31/2020	11.02	.29	.07	.36	(.28)	—		(.28)	11.10	3.36	27	.49	.45	2.60
Class F-3:
7/31/2024	9.97	.32	.18	.50	(.32)	—		(.32)	10.15	5.18	46	.37	.31	3.33
7/31/2023	10.19	.29	(.22)	.07	(.29)	—		(.29)	9.97	.79	39	.36	.31	3.01
7/31/2022	11.45	.26	(1.18)	(.92)	(.26)	(.08)		(.34)	10.19	(8.16)	40	.37	.33	2.41
7/31/2021	11.10	.28	.35	.63	(.28)	—	[4]	(.28)	11.45	5.76	39	.39	.34	2.46
7/31/2020	11.02	.31	.07	.38	(.30)	—		(.30)	11.10	3.46	33	.39	.35	2.71

	Year ended July 31,
	2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes	20%	29%	22%	24%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the years shown, CRMC waived a portion of investment advisory services fees and during the years shown reimbursed a portion of miscellaneous fees and expenses.
[4]	Amount less than $.01.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.

Refer to the notes to financial statements.

American Funds Tax-Exempt Income Funds	384

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund and American Funds Tax-Exempt Fund of New York and to the Board of Trustees of The American Funds Tax-Exempt Series II and Shareholders of The Tax-Exempt Fund of California

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, American Funds Tax-Exempt Fund of New York, and The Tax-Exempt Fund of California (the sole fund constituting The American Funds Tax-Exempt Series II) (hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Los Angeles, California
September 12, 2024

We have served as the auditor of one or more investment companies in The Capital Group Companies Investment Company Complex since 1934.

385	American Funds Tax-Exempt Income Funds

The Tax-Exempt Bond Fund of America

Part C

Other Information

Item 28.	Exhibits for Registration Statement (1940 Act No. 811-02421 and 1933 Act. No. 002-49291)

(a)	Articles of Incorporation – Certificate of Trust dated 8/20/09 – previously filed (see P/E Amendment No. 43 filed 10/29/10); and Amended and Restated Agreement and Declaration of Trust dated 9/13/17 – previously filed (see P/E Amendment No. 62 filed 9/29/17)

(b)	By-laws – Amended and Restated By-laws effective 8/29/18 – previously filed (see P/E Amendment No. 64 filed 9/28/18)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate - previously filed (see P/E Amendment No. 29 filed 3/14/01)

(d)	Investment Advisory Contracts – Amended and Restated Investment Advisory and Service Agreement dated 5/1/20 – previously filed (see P/E Amendment No. 68 filed 9/30/20)

(e)	Underwriting Contracts – Amended and Restated Principal Underwriting Agreement dated 5/1/21 – previously filed (see P/E Amendment No. 69 filed 9/30/21); Form of Selling Group Agreement – previously filed (see P/E Amendment No. 62 filed 9/29/17); Form of Bank/Trust Company Selling Group Agreement – previously filed (see P/E Amendment No. 62 filed 9/29/17); Form of Class F Share Participation Agreement – previously filed (see P/E Amendment No. 62 filed 9/29/17); and Form of Bank/Trust Company Participation Agreement for Class F Shares – previously filed (see P/E Amendment No. 62 filed 9/29/17)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 1/1/20 – previously filed (see P/E Amendment No. 68 filed 9/30/20)

(g)	Custodian Agreements –Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 37 filed 10/31/07); and Form of Amendment to Global Custody Agreement effective 7/1/15 – previously filed (see P/E Amendment No. 54 filed 9/30/15)

(h)	Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 43 filed 10/29/10); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 43 filed 10/29/10); Form of Agreement and Plan of Reorganization and Liquidation – previously filed (see P/E Amendment No. 2 to form N-14 filed 4/18/16); Amended and Restated Administrative Services Agreement effective 1/1/18 – previously filed (see P/E Amendment No. 64 filed 9/28/18); Form of Fund of Funds Investment Agreement – American Funds (Rule 12d1-4) – previously filed (see P/E Amendment No. 70 filed 9/30/22); and Amended and

Restated Shareholder Services Agreement dated 1/1/23 – previously filed (see P/E Amendment No. 71 filed 9/29/23)

(i)	Legal Opinion – Legal Opinion – previously filed (see P/E Amendment No. 43 filed 10/29/10; P/E Amendment No. 46 filed 3/23/12; P/E Amendment No. 58 filed 12/29/16; and P/E Amendment No. 60 filed 4/6/17)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)       Omitted financial statements - none

(l)	Initial capital agreements - previously filed (see P/E Amendment No. 23 filed 10/29/97)

(m)	Rule 12b-1 Plan – Amended and Restated Plans of Distribution for Class A, C, T and F-1 shares dated 5/1/21 – previously filed (see P/E Amendment No. 69 filed 9/30/21)

(n)	Rule 18f-3 Plan – Amended and Restated Multiple Class Plan dated 1/1/21 – previously filed (see P/E Amendment No. 69 filed 9/30/21)

(o)       Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated July 2024; and Code of Ethics for Registrant

Item 29.	Persons Controlled by or Under Common Control with the Fund

None

Item 30.	Indemnification

The Registrant is a joint-insured under Investment Advisor/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31.	Business and Other Connections of the Investment Adviser

None

Item 32.	Principal Underwriters

(a)               Capital Client Group, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Emerging Markets Bond Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global Insight Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund, American Funds International Vantage Fund, American Funds Mortgage Fund, American Funds Multi-Sector Income Fund, American Funds Portfolio Series, American Funds Retirement Income Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Strategic Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series II, American Funds U.S. Government Money Market Fund, American Funds U.S. Small and Mid Cap Equity Fund, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Completion Fund Series, Capital Group Conservative Equity ETF, Capital Group Core Balanced ETF, Capital Group Core Equity ETF, Capital Group Dividend Growers ETF, Capital Group Dividend Value ETF, Capital Group Fixed Income ETF Trust, Capital Group Global Equity ETF, Capital Group Global Growth Equity ETF, Capital Group Growth ETF, Capital Group International Core Equity ETF, Capital Group International Equity ETF, Capital Group International Focus Equity ETF, Capital Group New Geography Equity ETF, Capital Group Private Client Services Funds, Capital Group Short Duration

Municipal Income ETF, Capital Group U.S. Equity Fund, Capital Income Builder, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
LAO	Samuel Adams	Regional Vice President	None
LAO	Anuj K. Agarwal	Vice President	None
LAO	Albert Aguilar, Jr.	Director, Vice President and Chief Compliance Officer	None
SNO	David A. Ajluni	Regional Vice President	None
LAO	C. Thomas Akin II	Senior Vice President	None
LAO	Mark G. Alteri	Regional Vice President	None
LAO	Colleen M. Ambrose	Vice President	None
LAO	Christopher S. Anast	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
CHO	Erik J. Applegate	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Luis F. Arocha	Vice President	None
LAO	Keith D. Ashley	Regional Vice President	None
LAO	Julie A. Asher	Assistant Vice President	None
LAO	Curtis A. Baker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	T. Patrick Bardsley	Senior Vice President	None
SNO	Mark C. Barile	Assistant Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Antonio M. Bass	Senior Vice President	None
LAO	Andrew Z. Bates	Assistant Vice President	None
LAO	Katherine A. Beattie	Senior Vice President	None
LAO	Scott G. Beckerman	Senior Vice President	None

LAO	Bethann Beiermeister	Regional Vice President	None
LAO	Jeb M. Bent	Vice President	None
LAO	Matthew D. Benton	Senior Vice President	None
LAO	Jerry R. Berg	Senior Vice President	None
LAO	Joseph W. Best, Jr.	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Matthew F. Betley	Vice President	None
LAO	Roger J. Bianco, Jr.	Senior Vice President	None
LAO	Ryan M. Bickle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joseph Bilello	Regional Vice President	None
LAO	Jay A. Binstock	Assistant Vice President	None
LAO	Peter D. Bjork	Regional Vice President	None
SNO	Nasaly Blake	Assistant Vice President	None
DCO	Bryan K. Blankenship	Senior Vice President	None
LAO	Marek Blaskovic	Vice President	None
LAO	Matthew C. Bloemer	Regional Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jon T. Boldt	Regional Vice President	None
LAO	Ainsley J. Borel	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jill M. Boudreau	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Andre W. Bouvier	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Jordan C. Bowers	Regional Vice President	None
LAO	David H. Bradin	Senior Vice President	None
LAO	William P. Brady	Senior Vice President	None
IND	Paul J. Brewer	Assistant Vice President	None
LAO	William G. Bridge	Senior Vice President	None
LAO	Kevin G. Broulette	Vice President, Capital Group Institutional Investment Services Division	None
LAO	E. Chapman Brown, Jr.	Senior Vice President	None
LAO	Elizabeth S. Brownlow	Vice President	None

LAO	Gary D. Bryce	Senior Vice President	None
NYO	Melissa Buccilli	Senior Vice President	None
SNO	Dylan J. Burdick	Regional Vice President	None
IND	Jennifer L. Butler	Assistant Vice President	None
LAO	Steven Calabria	Senior Vice President	None
LAO	Thomas E. Callahan	Senior Vice President	None
LAO	Kelly V. Campbell	Senior Vice President	None
LAO	Patrick C. Campbell III	Regional Vice President	None
LAO	Anthon S. Cannon III	Vice President	None
SNO	Antonio G. Capobianco	Regional Vice President	None
LAO	Kevin J. Carevic	Vice President	None
LAO	Jason S. Carlough	Senior Vice President	None
LAO	Kim R. Carney	Senior Vice President	None
LAO	Damian F. Carroll	Senior Vice President	None
LAO	David C. Carson, Jr.	Vice President	None
LAO	James D. Carter	Senior Vice President	None
LAO	Stephen L. Caruthers	Senior Vice President, Capital Group Institutional Investment Services Division	None
SFO	James G. Carville	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Philip L. Casciano	Vice President	None
LAO	Christopher M. Cefalo	Senior Vice President	None
IND	Alexzania N. Chambers	Assistant Vice President	None
LAO	Kent W. Chan	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Marcus L. Chaves	Assistant Vice President	None
LAO	Si J. Chen	Vice President	None
LAO	Daniel A. Chodosch	Senior Vice President	None
LAO	Wellington Choi	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Peter J. Chong	Assistant Vice President	None
LAO	Andrew T. Christos	Vice President	None

LAO	Robert S. Chu	Assistant Vice President	None
LAO	Paul A. Cieslik	Senior Vice President	None
LAO	Andrew R. Claeson	Vice President	None
LAO	Michael J. Clark	Regional Vice President	None
LAO	Jamie A. Claypool	Senior Vice President	None
LAO	Scott R. Clodfelter	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Kyle R. Coffey	Regional Vice President	None
LAO	Natalie S. Cole	Vice President	None
NYO	Jayme E. Colosimo	Vice President	None
IND	Timothy J. Colvin	Regional Vice President	None
LAO	Frances Coombes	Senior Vice President	None
IRV	Erin K. Concepcion	Assistant Vice President	None
SNO	Brandon J. Cone	Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	C. Jeffrey Cook	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Megan Costa	Senior Vice President	None
LAO	Greggory J. Cowan	Regional Vice President	None
LAO	Joseph G. Cronin	Senior Vice President	None
LAO	D. Erick Crowdus	Senior Vice President	None
SNO	Zachary A. Cutkomp	Regional Vice President	None
LAO	Hanh M. Dao	Senior Vice President	None
LAO	Alex L. DaPron	Regional Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Alexandria B. Davis	Regional Vice President	None
SNO	Bradley C. Davis	Assistant Vice President	None
LAO	Scott T. Davis	Senior Vice President	None
LAO	Shehan N. De Silva	Assistant Vice President	None
LAO	Peter J. Deavan	Senior Vice President	None

LAO	Kristofer J. DeBonville	Regional Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Mark A. Dence	Senior Vice President	None
SNO	Brian M. Derrico	Vice President	None
LAO	Stephen Deschenes	Senior Vice President	None
LAO	Maddi L. Dessner	Director and Senior Vice President	None
LAO	James G. DiGiuseppe	Senior Vice President	None
LAO	Alexander J. Diorio	Vice President	None
LAO	Mario P. DiVito	Senior Vice President	None
IND	Marah E. Doan	Assistant Vice President	None
LAO	Kevin F. Dolan	Senior Vice President	None
LAO	John H. Donovan IV	Vice President	None
LAO	Ronald Q. Dottin	Senior Vice President	None
LAO	Joseph B. Dowd	Assistant Vice President	None
LAO	John J. Doyle	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Ryan T. Doyle	Senior Vice President	None
LAO	Craig Duglin	Senior Vice President	None
LAO	Alan J. Dumas	Vice President	None
LAO	Sean P. Durkin	Regional Vice President	None
LAO	John E. Dwyer IV	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Christopher P. Dziubasik	Assistant Vice President	None
IND	Karyn B. Dzurisin	Senior Vice President	None
LAO	Kevin C. Easley	Senior Vice President	None
LAO	Shirley Ecklund	Senior Vice President	None
LAO	Damian Eckstein	Senior Vice President	None
LAO	Matthew J. Eisenhardt	Senior Vice President	None
IRV	Jessica Eng	Assistant Vice President	None
LAO	Riley O. Etheridge, Jr.	Senior Vice President	None

LAO	Bryan R. Favilla	Senior Vice President	None
LAO	Joseph M. Fazio	Regional Vice President	None
LAO	Mark A. Ferraro	Senior Vice President	None
LAO	Christopher Fetchet	Regional Vice President	None
LAO	Brandon J. Fetta	Vice President	None
LAO	John P. Finneran III	Vice President	None
LAO	Layne M. Finnerty	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Coenraad F. Fletcher	Vice President	None
LAO	Kevin H. Folks	Senior Vice President	None
IND	Kelly B. Fonderoli	Assistant Vice President	None
LAO	David R. Ford	Vice President	None
LAO	William E. Ford	Senior Vice President	None
IRV	Robert S. Forshee	Assistant Vice President	None
LAO	Mark D. Foster	Regional Vice President	None
LAO	Steven M. Fox	Vice President	None
LAO	Holly C. Framsted	Senior Vice President	None
LAO	Megan France	Regional Vice President	None
LAO	Evan F. Francks	Assistant Vice President	None
LAO	Rusty A. Frauhiger	Vice President	None
LAO	Vincent C. Fu	Assistant Vice President	None
LAO	Tyler L. Furek	Vice President	None
LAO	Jignesh D. Gandhi	Vice President	None
SNO	Arturo V. Garcia, Jr.	Vice President	None
LAO	J. Gregory Garrett	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Edward S. Garza	Vice President	None
LAO	Brian K. Geiger	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Leslie B. Geller	Senior Vice President	None
LAO	Jacob M. Gerber	Senior Vice President	None

LAO	Travis Gilberg	Vice President	None
LAO	Pamela A. Gillett	Senior Vice President	None
LAO	William F. Gilmartin	Vice President	None
IND	Brenda L. Goeken	Assistant Vice President	None
LAO	Kathleen D. Golden	Regional Vice President	None
NYO	Joshua H. Gordon	Vice President, Capital Group Institutional Investment Services Division	None
SNO	Craig B. Gray	Assistant Vice President	None
LAO	Robert E. Greeley, Jr.	Vice President	None
LAO	Jameson R. Greenstone	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	Karen M. Griffin	Vice President	None
LAO	E. Renee Grimm	Senior Vice President	None
LAO	Scott A. Grouten	Senior Vice President	None
SNO	John S. Gryniewicz	Regional Vice President	None
LAO	Sam S. Gumma	Vice President	None
LAO	Jan S. Gunderson	Senior Vice President	None
LAO	Ryan A. Gundrum	Assistant Vice President	None
SNO	Lori L. Guy	Vice President	None
LAO	Ralph E. Haberli	Senior Vice President; Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Janna C. Hahn	Senior Vice President	None
LAO	Philip E. Haning	Senior Vice President	None
LAO	Katy L. Hanke	Senior Vice President	None
LAO	Brandon S. Hansen	Senior Vice President	None
LAO	Julie O. Hansen	Vice President	None
SNO	Nicholas Hargreaves	Assistant Vice President	None
LAO	John R. Harley	Senior Vice President	None
LAO	Calvin L. Harrelson III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Craig W. Hartigan	Senior Vice President	None

LAO	Alan M. Heaton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Clifford W. “Webb” Heidinger	Senior Vice President	None
LAO	Brock A. Hillman	Senior Vice President	None
IND	Kristin S. Himsel	Senior Vice President	None
SNO	Emilia A. Holt	Assistant Vice President	None
LAO	Dennis L. Hooper	Regional Vice President	None
IND	Ryan D. Hoover	Regional Vice President	None
LAO	Jessica K. Hooyenga	Vice President	None
LAO	Heidi B. Horwitz-Marcus	Senior Vice President	None
LAO	David R. Hreha	Senior Vice President	None
LAO	Frederic J. Huber	Senior Vice President	None
LAO	Michael S. Hukriede	Regional Vice President	None
LAO	Jeffrey K. Hunkins	Senior Vice President	None
LAO	Angelia G. Hunter	Senior Vice President	None
LAO	Christa M. Iacono	Vice President	None
LAO	Marc G. Ialeggio	Senior Vice President	None
LAO	Maurice E. Jadah	Regional Vice President	None
LAO	Asad K. Jamil	Regional Vice President	None
LAO	W. Chris Jenkins	Senior Vice President	None
LAO	Daniel J. Jess II	Senior Vice President	None
IND	Jameel S. Jiwani	Vice President	None
CHO	Allison S. Johnston	Assistant vice President	None
LAO	Brendan M. Jonland	Senior Vice President	None
LAO	Kathryn H. Jordan	Vice President	None
LAO	David G. Jordt	Vice President	None
LAO	Michael Kamell	Senior Vice President	None
LAO	Eric J. Kamin	Regional Vice President	None
IND	Teodor P. Karnakov	Assistant Vice President	None

LAO	Wassan M. Kasey	Senior Vice President	None
IND	Joel A. Kaul	Assistant Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	David B. Keib	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Vice President	None
LAO	Jason A. Kerr	Senior Vice President	None
LAO	Ryan C. Kidwell	Senior Vice President	None
LAO	Charles A. King	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric M. Kirkman	Vice President	None
LAO	Kelsei Q. Kirland	Assistant Vice President	None
IND	Morgann B. Klaus	Assistant Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
LAO	Michael J. Koch	Vice President	None
LAO	James M. Kreider	Vice President	None
LAO	Andrew M. Kruger	Regional Vice President	None
SNO	David D. Kuncho	Vice President	None
LAO	Jialing Lang	Assistant Vice President	None
LAO	Richard M. Lang	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Mark G. LaRoque	Senior Vice President	None
SNO	Theodore J. Larsen	Assistant Vice President	None
LAO	Andrew P. Laskowski	Senior Vice President	None
LAO	Matthew N. Leeper	Senior Vice President	None
LAO	Victor J. LeMay	Regional Vice President	None
LAO	Clay M. Leveritt	Senior Vice President	None
LAO	Emily R. Liao	Senior Vice President	None
LAO	Lorin E. Liesy	Senior Vice President	None
LAO	Chris H. Lin	Assistant Vice President	None

IND	Justin L. Linder	Assistant Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
SNO	Adam C. Lozano	Assistant Vice President	None
LAO	Omar J. Love	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Eric S. Luchene	Regional Vice President	None
LAO	Dillon W. Lull	Regional Vice President	None
LAO	Reid A. Luna	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Joe P. Lynch	Regional Vice President	None
CHO	Karin A. Lystad	Assistant Vice President, Capital Group Institutional Investment Services Division	None
LAO	Brandon Y. Ma	Regional Vice President	None
LAO	Justin Maddox	Regional Vice President	None
LAO	Peter K. Maddox	Senior Vice President	None
LAO	Tyler J. Magie	Regional Vice President	None
NYO	Catherine M. Magyera	Vice President	None
LAO	James M. Maher	Senior Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Senior Vice President	None
LAO	Jeffrey N. Malbasa	Senior Vice President	None
LAO	Usma A. Malik	Vice President	None
LAO	Chantal M. Manseau Guerdat	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Arran M. Maran	Regional Vice President	None
LAO	Seema Manek	Vice President	None
LAO	Brooke M. Marrujo	Senior Vice President	None
CHO	James M. Mathenge	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stephen B. May	Vice President	None
LAO	Barnabas T. Mbigha	Senior Vice President	None
LAO	Joseph A. McAdams	Regional Vice President	None
LAO	Joseph A. McCreesh, III	Senior Vice President	None

LAO	Ross M. McDonald	Senior Vice President	None
LAO	Clinton S. McCurry	Regional Vice President	None
LAO	Jennifer L. McGrath	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
SNO	Michael J. McLaughlin	Assistant Vice President	None
LAO	Max J. McQuiston	Senior Vice President	None
LAO	Curtis D. Mc Reynolds	Vice President	None
IND	Melissa M. Meade	Assistant Vice President	None
LAO	Paulino Medina	Vice President	None
LAO	Britney L. Melvin	Vice President	None
LAO	Davina J. Merrell	Regional Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
SNO	Lauren A. Merriweather	Assistant Vice President	None
LAO	Conrad F. Metzger	Vice President	None
LAO	Carl B. Meyer	Regional Vice President	None
LAO	Benjamin J. Miller	Vice President	None
LAO	Jennifer M. Miller	Vice President	None
LAO	Jeremy A. Miller	Regional Vice President	None
LAO	Lauren D. Miller	Assistant Vice President	None
LAO	Tammy H. Miller	Vice President	None
LAO	William T. Mills	Senior Vice President	None
LAO	Sean C. Minor	Senior Vice President	None
LAO	Louis W. Minora	Vice President	None
LAO	James R. Mitchell III	Senior Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
IND	Eric E. Momcilovich	Assistant Vice President	None
SNO	Christopher Moore	Assistant Vice President	None
IND	Jonathan L. Moran	Regional Vice President	None

LAO	Nathaniel Morris	Regional Vice President	None
LAO	David H. Morrison	Vice President	None
LAO	Andrew J. Moscardini	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Stanley Moy	Assistant Vice President	None
LAO	Joseph M. Mulcahy	Regional Vice President	None
LAOW	Ryan D. Murphy	Senior Vice President	None
NYO	Timothy J. Murphy	Senior Vice President	None
IND	Valynda J. Murray	Vice President	None
LAO	Zahid Nakhooda	Regional Vice President	None
IND	Kristen L. Nelson	Regional Vice President	None
LAO	Jon C. Nicolazzo	Senior Vice President	None
LAO	Earnest M. Niemi	Senior Vice President	None
LAO	Matthew P. O’Connor	Director, Chairman and Chief Executive Officer; Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Jody L. O’Dell	Assistant Vice President	None
LAO	Jonathan H. O’Flynn	Senior Vice President	None
LAO	Bradley D. Olalde	Assistant Vice President	None
LAO	Arthur B. Oliver	Vice President	None
LAO	Peter A. Olsen	Senior Vice President	None
LAO	Thomas A. O’Neil	Senior Vice President	None
LAO	Michael Orlando	Regional Vice President	None
IRV	Paula A. Orologas	Vice President	None
LAO	Vincent A. Ortega	Vice President, Capital Group Institutional Investment Services Division	None
NYO	Gregory H. Ortman	Senior Vice President	None
LAO	Shawn M. O’Sullivan	Senior Vice President	None
IND	Lance T. Owens	Senior Vice President	None
LAO	Kristina E. Page	Vice President	None
LAO	Jeffrey C. Paguirigan	Senior Vice President	None
NYO	Christine M. Papa	Assistant Vice President	None

LAO	Sujata H. Parikh	Senior Vice President	None
LAO	Rodney Dean Parker II	Senior Vice President	None
LAO	Ingrid S. Parl	Vice President	None
LAO	William D. Parsley	Regional Vice President	None
LAO	Timothy C. Patterson	Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
SNO	Adam P. Peach	Vice President	None
LAO	Robert J. Peche	Senior Vice President	None
LAO	Elena M. Peerson	Regional Vice President	None
IRV	Grace L. Pelczynski	Assistant Vice President	None
LAO	Sejal U. Penkar	Vice President	None
LAO	Harry A. Phinney	Senior Vice President	None
LAO	Adam W. Phillips	Vice President	None
LAO	Joseph M. Piccolo	Senior Vice President	None
LAO	Sally L. Picota De Holte	Regional Vice President	None
LAO	Anthony J. Picerni	Regional Vice President	None
LAO	Keith A. Piken	Senior Vice President and Director	None
LAO	David T. Polak	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Chloe E. Pollara	Assistant Vice President	None
LAO	Michael E. Pollgreen	Vice President	None
LAO	Charles R. Porcher	Senior Vice President	None
SNO	Robert B. Potter III	Assistant Vice President	None
LAO	Darrell W. Pounders	Vice President	None
LAOW	Colyar W. Pridgen	Vice President	None
LAO	Michelle L. Pullen	Vice President	None
LAO	Victoria M. Quach	Vice President	None
LAO	Steven J. Quagrello	Senior Vice President	None
IND	Kelly S. Quick	Assistant Vice President	None

LAO	Michael R. Quinn	Senior Vice President	None
LAO	Mary K. Radloff	Regional Vice President	None
LAO	Ryan E. Radtke	Senior Vice President	None
LAO	James R. Raker	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rachel M. Ramos	Vice President	None
SNO	Eddie A. Rascon	Regional Vice President	None
LAO	Rene M. Reincke	Vice President, Treasurer and Director	None
LAO	Lesley P. Reinhart	Vice President	None
LAO	Michael D. Reynaert	Vice President	None
LAO	Adnane Rhazzal	Regional Vice President	None
LAO	Christopher J. Richardson	Senior Vice President	None
LAO	James Robelotto	Assistant Vice President	None
SNO	Stephanie A. Robichaud	Vice President	None
LAO	Jeffrey J. Robinson	Senior Vice President	None
LAO	Matthew M. Robinson	Senior Vice President	None
LAO	Jennifer R. Rocci	Regional Vice President	None
LAO	Bethany M. Rodenhuis	Senior Vice President	None
LAO	Rochelle C. Rodriguez	Senior Vice President	None
LAO	Melissa B. Roe	Senior Vice President	None
LAO	Thomas W. Rose	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Rome D. Rottura	Senior Vice President	None
IND	Jennah N. Ruddick	Assistant Vice President	None
LAO	Leah O. Ryan	Vice President	None
LAO	William M. Ryan	Senior Vice President	None
IND	Brenda S. Rynski	Regional Vice President	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
SNO	Richard R. Salinas	Vice President	None
LAOW	Erica Salvay	Vice President	None

LAO	Paul V. Santoro	Senior Vice President	None
LAO	Raj S. Sarai	Vice President	None
LAO	David E. Saunders II	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Keith A. Saunders	Senior Vice President	None
LAO	Joe D. Scarpitti	Senior Vice President	None
IND	Broderic C. Schoen	Assistant Vice President	None
LAO	Jackson T. Schuette	Regional Vice President	None
LAO	Domenic A. Sciarra	Assistant Vice President	None
LAO	Keon F. Scott	Regional Vice President	None
LAO	Mark A. Seaman	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	James J. Sewell III	Senior Vice President	None
LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Erin C. Sheehan	Regional Vice President	None
LAO	William H. Sherrard III	Regional Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Kelly S. Simon	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAOW	Anmol Sinha	Senior Vice President	None
SNO	Julia M. Sisente	Assistant Vice President	None
LAO	Melissa A. Sloane	Senior Vice President	None
LAO	Jason C. Smith	Regional Vice President	None
LAO	Joshua J. Smith	Regional Vice President	None
LAO	Taylor D. Smith	Regional Vice President	None
LAO	Stephanie L. Smolka	Regional Vice President	None
LAO	J. Eric Snively	Senior Vice President	None
LAO	John A. Sobotowski	Assistant Vice President	None
SNO	Chadwick R. Solano	Assistant Vice President	None
LAO	Charles V. Sosa	Vice President	None
LAO	Alexander T. Sotiriou	Vice President	None

LAO	Steven J. Sperry	Assistant Vice President	None
LAO	Margaret V. Steinbach	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Senior Vice President	None
LAO	Allison M. Straub	Vice President	None
LAO	Valerie B. Stringer	Vice President	None
LAO	John R. Sulzicki	Vice President	None
LAO	Peter D. Thatch	Senior Vice President	None
LAO	John B. Thomas	Senior Vice President	None
LAO	Cynthia M. Thompson	Senior Vice President, Capital Group Institutional Investment Services Division	None
SNO	Mark D. Thompson	Assistant Vice President	None
HRO	Stephen B. Thompson	Regional Vice President	None
LAO	Mark R. Threlfall	Senior Vice President	None
LAO	Ryan D. Tiernan	Senior Vice President	None
LAO	Luke N. Trammell	Senior Vice President	None
LAO	Jordan A. Trevino	Senior Vice President	None
LAO	Michael J. Triessl	Director	None
CHO	Polina S. Tsybrovska	Assistant Vice President	None
LAO	Shaun C. Tucker	Senior Vice President	None
IRV	Sean M. Tupy	Vice President	None
LAO	Kate M. Turner	Regional Vice President	None
SNO	Corey W. Tyson	Regional Vice President	None
IND	Ryan C. Tyson	Assistant Vice President	None
LAO	Jason A. Uberti	Vice President	None
LAO	David E. Unanue	Senior Vice President	None
LAO	John W. Urbanski	Regional Vice President	None
LAO	Veronica Vasquez	Vice President	None
LAO-W	Gerrit Veerman III	Senior Vice President, Capital Group Institutional Investment Services	None

LAO	Cynthia G. Velazquez	Assistant Vice President	None
LAO	Spilios Venetsanopoulos	Vice President	None
LAO	J. David Viale	Senior Vice President	None
LAO	Austin J. Vierra	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Robert D. Vigneaux III	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Julie A. Vogel	Vice President	None
LAO	Jon N. Wainman	Vice President	None
ATO	Jason C. Wallace	Senior Vice President	None
LAO	Sherrie S. Walling	Vice President	None
LAO	Brian M. Walsh	Senior Vice President	None
LAO	Susan O. Walton	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Justin N. Wang	Regional Vice President	None
IND	Andrew D. Waters	Assistant Vice President	None
IND	Kristen M. Weaver	Vice President	None
LAO	Timothy S. Wei	Regional Vice President	None
SNO	Gordon S. Wells	Regional Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Jason M. Weybrecht	Senior Vice President, Capital Group Institutional Investment Services Division	None
LAO	Adam B. Whitehead	Senior Vice President	None
LAO	Gregory D. Williams II	Assistant Vice President	None
LAO	Ashley L. Wilson	Regional Vice President	None
LAO	Jonathan D. Wilson	Regional Vice President	None
LAO	Steven Wilson	Senior Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Anthony J. Wingate	Vice President	None
LAO	Benjamin Wirtshafter	Senior Vice President	None
LAO	Kimberly D. Wood	Senior Vice President, Capital Group Institutional Investment Services Division	None
IND	Benjamin T. Wooden	Regional Vice President	None

LAO	Jennifer N. Woodward	Assistant Vice President	None
IND	Matthew A. Wooten	Assistant Vice President	None
SNO	Thomas O. Yager	Assistant Vice President	None
LAO	Elizabeth D. Yakes	Assistant Vice President	None
NYO	Mila I. Yankova	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None
LAO	Lauren E. Zappia	Regional Vice President	None
LAO	Raul Zarco, Jr.	Vice President, Capital Group Institutional Investment Services Division	None
LAO	Connie R. Zeender	Regional Vice President	None
LAO	Heidi H. Zhang	Assistant Vice President	None
NYO	Tanya Zolotarevskiy	Vice President, Capital Group Institutional Investment Services Division	None

__________

HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 18th Floor, Los Angeles, CA 90025
NYO	Business Address, 399 Park Avenue, 34th Floor, New York, NY 10022
SFO	Business Address, One Market Street, Suite 1800, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c)       None

Item 33.	Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071; 6455 Irvine Center Drive, Irvine, California 92618 and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34.	Management Services

None

Item 35.	Undertakings

n/a

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles, and State of California, on the 27th day of September, 2024.

THE TAX-EXEMPT BOND FUND OF AMERICA

By: /s/ Kristine M. Nishiyama

(Kristine M. Nishiyama, Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 27, 2024, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Kristine M. Nishiyama	Principal Executive Officer
(Kristine M. Nishiyama)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Brian C. Janssen	Treasurer
(Brian C. Janssen)

(3)	Trustees:
	Francisco G. Cigarroa*	Trustee
	Nariman Farvardin*	Trustee
	Jennifer C. Feikin*	Trustee
	Michael C. Gitlin*	Trustee
	Leslie Stone Heisz*	Trustee
	Mary Davis Holt*	Trustee
	Merit E. Janow*	Trustee
	Margaret Spellings*	Chair of the Board (Independent and Non-Executive)
	Alexandra Trower*	Trustee
	Paul S. Williams*	Trustee
	Karl J. Zeile*	President and Trustee
*By: /s/ Courtney R. Taylor
(Courtney R. Taylor, pursuant to a power of attorney filed herewith)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Charlene H. Kim

(Charlene H. Kim, Counsel)

POWER OF ATTORNEY

I, Francisco G. Cigarroa, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London England, on June 7, 2024.

(City, State)

/s/ Francisco G. Cigarroa

Francisco G. Cigarroa, Board member

POWER OF ATTORNEY

I, Nariman Farvardin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England, on June 7, 2024.

(City, State)

/s/ Nariman Farvardin

Nariman Farvardin, Board member

POWER OF ATTORNEY

I, Jennifer C. Feikin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Park City, UT, on September 13, 2024.

(City, State)

/s/ Jennifer C. Feikin

Jennifer C. Feikin, Board member

POWER OF ATTORNEY

I, Michael C. Gitlin, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on June 7, 2024.

(City, State)

/s/ Michael C. Gitlin

Michael C. Gitlin, Board member

POWER OF ATTORNEY

I, Leslie Stone Heisz, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Conservative Equity ETF (File No. 333-276928, File No. 811-23933)
-	Capital Group Core Balanced ETF (File No. 333-271211, File No. 811-23867)
-	Capital Group Core Equity ETF (File No. 333-259021, File No. 811-23735)
-	Capital Group Dividend Growers ETF (File No. 333-271210, File No. 811-23866)
-	Capital Group Dividend Value ETF (File No. 333-259023, File No. 811-23736)
-	Capital Group Equity ETF Trust I (File No.333-281924, File No. 811-24000)
-	Capital Group Fixed Income ETF Trust (File No. 333-259025, File No. 811-23738)
-	Capital Group Global Equity ETF (File No. 333-276927, File No. 811-23934)
-	Capital Group Global Growth Equity ETF (File No. 333-259024, File No. 811-23737)
-	Capital Group Growth ETF (File No. 333-259020, File No. 811-23733)
-	Capital Group International Core Equity ETF (File No. 333-276930, File No. 811-23935)
-	Capital Group International Equity ETF (File No. 333-271212, File No. 811-23865)
-	Capital Group International Focus Equity ETF (File No. 333-259022, File No. 811-23734)
-	Capital Group New Geography Equity ETF (File No. 333-276931, File No. 811-23936)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Los Angeles, CA, on September 13, 2024.

(City, State)

/s/ Leslie Stone Heisz

Leslie Stone Heisz, Board member

POWER OF ATTORNEY

I, Mary Davis Holt, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England, on June 7, 2024.

(City, State)

/s/ Mary Davis Holt

Mary Davis Holt, Board member

POWER OF ATTORNEY

I, Merit E. Janow, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Funds Global Insight Fund (File No. 333-233375, File No. 811-23468)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds International Vantage Fund (Fund No. 333-233374, File No. 811-23467)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds U.S. Small and Mid Cap Equity Fund (File No. 333-280621, File No. 811-23979)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital Group U.S. Equity Fund (File No. 333-233376, File No. 811-23469)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	Emerging Markets Growth Fund, Inc. (File No. 333-74995, File No. 811-04692)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at San Francisco, California, on September 12, 2024.

(City, State)

/s/ Merit E. Janow

Merit E. Janow, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)
-	Washington Mutual Investors Fund (File No. 002-11051, File No. 811-00604)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England, on June 7, 2024.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Alexandra Trower, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England, on June 7, 2024.

(City, State)

/s/ Alexandra Trower

Alexandra Trower, Board member

POWER OF ATTORNEY

I, Paul S. Williams, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Insurance Series
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Retirement Income Portfolio Series (File No. 333-203797, File No. 811-23053)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at London, England, on June 7, 2024.

(City, State)

/s/ Paul S. Williams

Paul S. Williams, Board member

POWER OF ATTORNEY

I, Karl J. Zeile, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Emerging Markets Bond Fund (File No. 333-208636; File No. 811-23122)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Multi-Sector Income Fund (File No. 333-228995, File No. 811-23409)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Strategic Bond Fund (File No. 333-207474, File No. 811-23101)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American Funds U.S. Government Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital Group Central Fund Series – Capital Group Central Cash Fund (File No. 811-23391)
-	Capital Group Central Fund Series II (File No. 811-23633)
-	Capital Group Completion Fund Series (File No. 333-278929, File No. 811-23959)
-	Capital Group Private Client Services Funds (File No. 333-163115, File No. 811-22349)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Jennifer L. Butler Jane Y. Chung Susan K. Countess Julie E. Lawton Melissa B. Leyva Timothy W. McHale Marilyn Paramo Michael W. Stockton Courtney R. Taylor Michael R. Tom	Randall F. Buonviri Sandra Chuon Mariah L. Coria Brian C. Janssen Hong T. Le Gregory F. Niland Becky L. Park W. Michael Pattie Troy S. Tanner

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Crosslake, MN, on June 7, 2024.

(City, State)

/s/ Karl J. Zeile

Karl J. Zeile, Board member